Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.88%
Asset-Backed Obligations – 12.52%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,518	$1,414
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	5,596	5,185
ABFC 2006-OPT1 Trust
3.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(3)	1,290	1,274
Academic Loan Funding Trust 2013-1
3.88% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	529	510
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(1)	2,766	2,749
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,846
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	3,166	2,806
Allegro CLO VII Ltd.
3.61% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,720
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	841	839
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987	1,959
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	2,972	2,928
American Credit Acceptance Receivables Trust 2022-3
4.12%, 02/13/2026, Series 2022-3, Class A(1)	2,964	2,950
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,562	3,441
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	292
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	994
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	583
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	998
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,941	1,858
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,838

American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,694	1,612
AmeriCredit Automobile Receivables Trust 2019-1
3.36%, 02/18/2025, Series 2019-1, Class C	2,779	2,770
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100	6,056
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	1,147	1,141
0.97%, 02/18/2026, Series 2020-2, Class B	1,443	1,409
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	5,091	5,005
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,194
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	2,937
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,656
AmeriCredit Automobile Receivables Trust 2022-2
4.81%, 04/18/2028, Series 2022-2, Class B	8,202	8,120
Amortizing Residential Collateral Trust 2002-BC5
4.12% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	667	656
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,229
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	6,945
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,841
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	7,984
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,179
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	8,338
Anchorage Capital CLO 2013-1 Ltd.
3.71% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,500	2,460
Anchorage Capital CLO 8 Ltd.
3.97% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	14,808
Apres Static CLO Ltd.
3.58% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	1,988	1,967
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
3.76% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,498	1,473
Atlas Senior Loan Fund III Ltd.
3.77% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	2,338	2,305
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,105
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,308

2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,612
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,235
3.70%, 09/20/2024, Series 2018-1A, Class A(1)	6,200	6,147
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,341
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,698
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,488
Balboa Bay Loan Funding 2020-1 Ltd.
3.83% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,286
Barings Loan Partners CLO Ltd. 3
3.81% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	21,451
Battalion CLO X Ltd.
3.95% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,908
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	114	94
Bear Stearns Asset Backed Securities Trust 2003-2
4.58% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,736	1,653
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,872
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	5,582	5,091
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	4,029	3,537
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	10,611	9,790
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(1)	4,746	4,715
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	4,701	3,903
2.80%, 03/15/2027, Series 2022-A1, Class A1	2,602	2,491
3.49%, 05/15/2027, Series 2022-A2, Class A	7,487	7,259
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	528	526
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	5,901	5,550
Carlyle US CLO 2021-11 Ltd.
3.88% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	28,970
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,517	1,514
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,769

Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,371	3,262
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,744
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,802
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500	5,235
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	2,986
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,307
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,580
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,388
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,799
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,805
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	2,500	2,444
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	11,005	10,903
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	953	886
Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,254
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,645
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	11,000	10,698
Chase Funding Trust Series 2003-4
4.90%, 05/25/2033, Series 2003-4, Class 1A5(2)	71	67
Chase Funding Trust Series 2003-6
4.89%, 11/25/2034, Series 2003-6, Class 1A5(2)	86	85
4.89%, 11/25/2034, Series 2003-6, Class 1A7(2)	147	145
Chase Issuance Trust
3.97%, 09/15/2027, Series 2022-A1, Class A	5,442	5,343
CIFC Funding 2018-II Ltd.
3.75% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,531
CIFC Funding 2021-V Ltd.
3.65% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,579
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	6,200	6,038
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,590	2,383
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	2,090	1,984
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	584	560

Consumer Receivables Asset Investment Trust 2021-1
6.64% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(3)	4,024	4,024
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,686
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,564
COOF Securitization Trust 2014-1 Ltd.
3.33%, 06/25/2040, Series 2014-1, Class A(1)(4)	394	20
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,741
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,250	3,064
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,934
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	4,902
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	4,839
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	8	8
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(1)	129	129
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	5,491	5,460
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,854
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(1)	6,680	6,612
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(1)	2,186	2,157
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,372
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,324
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,404
CWABS Asset-Backed Certificates Trust 2005-10
4.17%, 02/25/2036, Series 2005-10, Class AF6(4)	5	5
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	7	7
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	14	14
CWABS, Inc. Asset-Backed Certificates Series 2004-1
3.64% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
3.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	6
3.91% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5

CWABS, Inc. Asset-Backed Certificates Trust 2004-6
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	289
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	8	8
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,281
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	904	814
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(1)	1,008	990
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	2,252	2,187
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,065
3.56%, 07/15/2027, Series 2022-A3, Class A3	9,506	9,237
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	1,458	1,454
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C	1,426	1,417
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	1,796	1,790
1.02%, 06/15/2027, Series 2021-1, Class C	2,965	2,871
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	7,700	7,585
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	3,459	3,417
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(1)	1,527	1,525
DT Auto Owner Trust 2020-2
2.08%, 03/16/2026, Series 2020-2A, Class B(1)	81	81
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,749
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	3,531	3,462
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,501
Elmwood CLO II Ltd.
3.86% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,272
Exeter Automobile Receivables Trust 2021-4
0.68%, 07/15/2025, Series 2021-4A, Class A3	5,298	5,257
1.05%, 05/15/2026, Series 2021-4A, Class B	4,461	4,323
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	10,941
Exeter Automobile Receivables Trust 2022-4
3.99%, 08/15/2024, Series 2022-4A, Class A2	3,506	3,502
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,002

FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,417	17,399
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,100
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,439	10,675
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,348
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,821	10,214
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,629
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(1)	377	377
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	8,927
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(1)	182	181
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	2,790	2,745
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,789
Flagship Credit Auto Trust 2022-3
6.00%, 07/17/2028, Series 2022-3, Class D(1)	4,043	3,863
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	8,634
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	16,046
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	6,656
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,332
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,162
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	19,635
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	1,043	1,032
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,092
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,561
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,176
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,437
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,365
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,020
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	7,993	6,947
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,859

Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,738
Ford Credit Auto Owner Trust 2022-B
3.74%, 09/15/2026, Series 2022-B, Class A3	4,754	4,679
Ford Credit Auto Owner Trust 2022-C
4.48%, 12/15/2026, Series 2022-C, Class A3	15,897	15,802
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,145
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	925	906
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	830
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	769
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	2,390	2,364
FTF 2019-1 A FRN
5.50%, 08/15/2024(4)(14)	265	262
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7(5)	0	0
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	11	9
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(1)	6,111	5,978
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,129
GLS Auto Receivables Issuer Trust 2021-2
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	2,318	2,276
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,050
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,568
GM Financial Automobile Leasing Trust 2020-2
1.01%, 07/22/2024, Series 2020-2, Class A4	863	861
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	2,068	2,056
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	1,226	1,213
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	2,243	2,193
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,753
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,846
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,489
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	426

GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	3,893
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	44	43
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,070
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	763	701
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	2,158	1,933
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(1)(14)	2,794	2,542
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	3,248	2,753
Greenwood Park CLO Ltd.
3.52% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,442
GSAMP Trust 2006-HE7
3.54% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 10/25/2046, Series 2006-HE7, Class A2D(3)	206	204
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	6,868	6,711
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,017
Hawthorne at the Crest
3.54%, 04/01/2035	10,000	9,806
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,414	1,294
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	770	744
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	318	298
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	1,055	1,001
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,985	1,865
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,761	1,617
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,157
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,504
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	16,523
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	412	405
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	3,814	3,609

HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,958	1,792
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	7,325	6,356
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,340	5,426
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	6,406	5,491
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,417	4,530
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	1,687	1,679
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,436
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,119
Hyundai Auto Lease Securitization Trust 2022-C
4.38%, 10/15/2025, Series 2022-C, Class A3(1)	4,446	4,397
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	2,182	2,153
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,180
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918	5,640
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,667
1.03%, 12/15/2027, Series 2021-C, Class A4	3,379	3,067
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,575
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10(5)	0	0
KGS-Alpha SBA COOF Trust
0.83%, 05/25/2039, Series 2012-6, Class A(1)(4)	1,082	13
KGS-Alpha SBA COOF Trust 2012-2
0.83%, 08/25/2038, Series 2012-2, Class A(1)(4)	1,247	19
KGS-Alpha SBA COOF Trust 2014-2
3.06%, 04/25/2040, Series 2014-2, Class A(1)(4)	411	21
KKR CLO 11 Ltd.
3.69% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,500	8,305
KKR CLO 32 Ltd.
3.83% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,495
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	429	425
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	898	893
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	8,400	8,259
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,186

Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(1)	12,835	12,486
Long Beach Mortgage Loan Trust 2004-1
3.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	81	76
Long Beach Mortgage Loan Trust 2004-3
3.94% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	28	26
LP LMS 2021-1
3.23%, 10/15/2028(1)	3,373	3,331
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	5,042	4,898
Madison Park Funding LIX Ltd.
3.88% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,384
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	4,802	4,714
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	4,944
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	4,727
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	5,365	5,097
MidOcean Credit CLO III
3.85% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	14,933
MidOcean Credit CLO IX
3.86% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,918
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	433	417
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(1)	7,691	7,417
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,605
Mountain View CLO IX Ltd.
3.63% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,546
MRA Issuance Trust 2021-EBO7
2.85% (1 Month LIBOR USD + 2.75%), 02/15/2023, Series 2021-EBO7, Class A1X(1)(3)	16,400	15,733
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	1,164	1,162
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	979	969
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	2,825	2,708
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,059	2,797

Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	9,854	8,481
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	10,063	9,104
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6(2)	98	91
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,505	1,430
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,313
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	1,813	1,786
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768	9,358
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
3.54% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(3)	1,556	1,545
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	14,155	12,371
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	6,420	5,657
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	11,369	9,966
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	5,342	4,881
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3(5)	0	0
OCP CLO 2015-9 Ltd.
2.10% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,534
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	631
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	995	976
4.61%, 02/09/2030, Series 2018, Class B	216	212
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	13,870
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,164
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,275
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	2,188	2,175
OneMain Financial Issuance Trust 2021-1
3.05% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	9,947
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,342

Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(1)	3,600	3,342
1.76%, 03/08/2028, Series 2021-A, Class B(1)	5,625	5,170
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	4,980
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	8,024	7,976
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,361
Oportun Issuance Trust 2022-A
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,181
Option One Mortgage Loan Trust 2004-3
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,610
OZLM Funding IV Ltd.
4.01% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	9,812	9,638
OZLM XXII Ltd.
3.81% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,991	6,852
P4 SFR 2019-STL
7.25%, 10/11/2022	5,700	5,680
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	5,291	5,170
Palmer Square CLO 2014-1 Ltd.
3.87% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	4,000	3,923
Palmer Square CLO 2018-2 Ltd.
3.84% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,544
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.71% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,050
Pennsylvania Higher Education Assistance Agency
3.61% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	8,085	7,876
PNMAC GMSR ISSUER TRUST 2022-GT1
6.53% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	8,979
Prestige Auto Receivables Trust 2021-1
0.55%, 09/16/2024, Series 2021-1A, Class A2(1)	3,243	3,221
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	15,634	14,512
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	8,008	7,584
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,298
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	2,952
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,244
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,316

Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	4,400	3,424
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	8,988
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D	3,000	2,645
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,153
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,319
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,846
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	92
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	936	839
Rockford Tower CLO 2020-1 Ltd.
3.99% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,749
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(1)	302	301
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	4,159	4,073
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,079
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	5,708	5,666
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	10,730	10,606
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	4,000	3,897
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,764
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	8,100	7,824
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,127
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,234
Santander Drive Auto Receivables Trust 2022-2
3.44%, 09/15/2027, Series 2022-2, Class B	6,127	5,923
Santander Drive Auto Receivables Trust 2022-4
4.05%, 07/15/2025, Series 2022-4, Class A2	8,144	8,106
4.14%, 02/16/2027, Series 2022-4, Class A3	13,225	13,065
Santander Drive Auto Receivables Trust 2022-5
4.43%, 03/15/2027, Series 2022-5, Class B	3,463	3,388
4.74%, 10/16/2028, Series 2022-5, Class C	3,435	3,344

Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	8,042	7,971
4.72%, 06/15/2027, Series 2022-6, Class B	4,604	4,536
4.96%, 11/15/2028, Series 2022-6, Class C	6,097	5,983
SART 2017-1
4.75%, 07/15/2024	1,783	1,739
SART 2018-1
4.76%, 06/15/2025	2,230	2,200
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,142
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.88%, 01/25/2036, Series 2006-CB1, Class AF2(2)	45	36
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	1,287	1,209
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	1,354	1,262
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	3,474	3,222
Sixth Street CLO XVI Ltd.
4.03% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,580
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	3,993	3,894
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,739	1,696
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	4,263	3,994
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	5,714	5,327
Sound Point CLO II Ltd.
3.84% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,823
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(2)(5)	0	0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	20	20
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	16	16
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	7	6
3.45%, 02/25/2032, Series 2002-AL1, Class A3	25	15
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,299
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	4,455	4,134
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(1)	7,675	7,396

Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,017
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,162
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	1,476	1,462
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,094
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,585
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016	6,380
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	3,168	2,853
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(1)	534	534
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	850	814
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	3,287	2,999
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	1,667	1,596
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	6,448	5,900
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,483	2,308
Venture 32 CLO Ltd.
3.84% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	6,000	5,845
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	6,180	5,602
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	9,990
1.04%, 01/20/2027, Series 2022-1, Class A(2)	11,241	10,942
3.67%, 01/22/2029, Series 2022-6, Class A(2)	6,485	6,290
3.72%, 07/20/2027, Series 2022-5, Class A1A(2)	7,022	6,953
Verizon Owner Trust 2019-C
2.06%, 04/22/2024, Series 2019-C, Class B	9,211	9,140
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	3,271	3,253
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	1,636	1,607
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)(14)	15,000	15,000
Volkswagen Auto Lease Trust 2022-A
3.44%, 07/21/2025, Series 2022-A, Class A3	4,541	4,454
3.65%, 01/20/2027, Series 2022-A, Class A4	5,487	5,373

Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	2,089	2,057
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	7,058	6,407
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	13,131	12,189
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	12,510	11,601
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,580	4,236
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	12,133	11,127
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	10,890	9,924
Voya CLO 2015-1 Ltd.
3.64% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	4,156	4,089
Voya CLO 2019-3 Ltd.
3.82% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,391
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	816	793
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	2,480	2,427
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(1)	143	143
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,784
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	7,038	6,959
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,393
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	8	8
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	264	264
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	1,568	1,558
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	1,703	1,663
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,846
World Omni Select Auto Trust 2020-A
0.55%, 07/15/2025, Series 2020-A, Class A3	1,479	1,466
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	1,284	1,278
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,153

Zais CLO 7 Ltd.
3.80% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	9,094	8,966
Zais CLO 8 Ltd.
3.46% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(1)(3)	20,063	19,845

Total Asset-Backed Obligations (Cost: $2,143,017)		2,024,114

Corporate Bonds – 28.25%
Basic Materials – 0.73%
Albemarle Corp.
5.45%, 12/01/2044	600	521
Anglo American Capital Plc
2.88%, 03/17/2031(1)	9,556	7,403
3.63%, 09/11/2024(1)	630	609
4.75%, 04/10/2027(1)	5,500	5,201
5.63%, 04/01/2030(1)	4,300	4,068
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,169
Barrick Gold Corp.
6.45%, 10/15/2035	203	208
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,215
Celanese US Holdings LLC
6.38%, 07/15/2032	1,655	1,538
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	759
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,450
5.38%, 03/15/2044	2,040	1,734
Dow Chemical Co.
4.55%, 11/30/2025	437	430
5.55%, 11/30/2048	3,005	2,728
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,136
5.42%, 11/15/2048	1,200	1,080
Freeport Indonesia PT
4.76%, 04/14/2027(1)	2,121	1,910
5.32%, 04/14/2032(1)	2,965	2,454
6.20%, 04/14/2052(1)	814	624
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(1)	5,000	4,997
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	3,854
2.63%, 09/23/2031(1)	4,000	2,998
3.88%, 10/27/2027(1)	875	796
3.88%, 04/27/2051(1)	1,000	669
4.00%, 03/27/2027(1)	6,300	5,868
4.13%, 05/30/2023(1)	1,055	1,048
4.63%, 04/29/2024(1)	1,500	1,485

Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(1)	5,657	5,521
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,724
3.27%, 11/15/2040(1)	1,205	832
3.47%, 12/01/2050(1)	878	575
LYB International Finance BV
4.88%, 03/15/2044	300	244
5.25%, 07/15/2043	610	521
LYB International Finance III LLC
1.25%, 10/01/2025	692	608
4.20%, 05/01/2050	2,245	1,612
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,465
Mosaic Co.
5.63%, 11/15/2043	2,055	1,845
Nucor Corp.
2.98%, 12/15/2055	800	473
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,663
4.20%, 04/01/2029	420	389
5.25%, 01/15/2045	1,444	1,285
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,358
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	54
Samarco Mineracao SA
5.75%, 10/24/2023(1)(6)	537	330
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,150
6.50%, 09/27/2028	1,555	1,400
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,288
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,339
Teck Resources Ltd.
3.90%, 07/15/2030	1,200	1,021
Union Carbide Corp.
7.75%, 10/01/2096	681	753
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	1,827
6.88%, 11/21/2036	5,167	4,904
6.88%, 11/10/2039	2,107	1,978
8.25%, 01/17/2034	984	1,073

Westlake Corp.
3.38%, 08/15/2061	2,595	1,500

Total Basic Materials		118,684

Communications – 2.02%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,478
3.95%, 04/13/2052	4,000	3,281
America Movil SAB de CV
3.63%, 04/22/2029	11,164	10,038
4.38%, 04/22/2049	1,214	996
AT&T, Inc.
1.65%, 02/01/2028	525	431
2.25%, 02/01/2032	3,510	2,654
2.55%, 12/01/2033	10,591	7,841
3.50%, 06/01/2041	1,353	975
3.50%, 09/15/2053	17,761	11,835
3.55%, 09/15/2055	10,545	6,926
3.65%, 06/01/2051	1,565	1,057
3.65%, 09/15/2059	1,685	1,092
3.80%, 12/01/2057	987	667
4.30%, 02/15/2030	6,957	6,356
4.50%, 05/15/2035	6,790	5,881
4.65%, 06/01/2044	2,145	1,748
6.00%, 08/15/2040	2,275	2,203
Booking Holdings, Inc.
2.75%, 03/15/2023	857	851
British Telecommunications Plc
9.63%, 12/15/2030	5,000	5,777
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	2,856
3.50%, 06/01/2041	7,240	4,627
3.50%, 03/01/2042	14,545	9,229
3.70%, 04/01/2051	4,320	2,618
3.90%, 06/01/2052	2,310	1,430
4.91%, 07/23/2025	10,000	9,752
5.05%, 03/30/2029	8,484	7,809
5.38%, 04/01/2038	835	677
5.38%, 05/01/2047	4,610	3,566
5.75%, 04/01/2048	1,603	1,294
6.38%, 10/23/2035	5,867	5,380
6.48%, 10/23/2045	1,275	1,123
6.83%, 10/23/2055	690	628

Comcast Corp.
2.89%, 11/01/2051	5,729	3,588
2.94%, 11/01/2056	845	504
2.99%, 11/01/2063	2,980	1,726
3.15%, 02/15/2028	1,500	1,360
3.25%, 11/01/2039	3,295	2,420
3.45%, 02/01/2050	1,661	1,160
3.55%, 05/01/2028	886	812
3.75%, 04/01/2040	2,195	1,726
3.90%, 03/01/2038	455	371
3.97%, 11/01/2047	154	118
4.00%, 11/01/2049	638	489
4.05%, 11/01/2052	156	119
4.20%, 08/15/2034	555	486
4.25%, 01/15/2033	3,107	2,814
Corning, Inc.
5.35%, 11/15/2048	960	863
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	12,358
2.95%, 10/01/2050(1)	1,275	758
3.35%, 09/15/2026(1)	369	340
3.50%, 08/15/2027(1)	8,245	7,548
3.60%, 06/15/2051(1)	1,250	834
3.85%, 02/01/2025(1)	1,250	1,203
4.80%, 02/01/2035(1)	6,000	5,279
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	925
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	204
8.75%, 06/15/2030	49	56
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,053
5.20%, 09/20/2047	1,375	1,015
eBay, Inc.
2.60%, 05/10/2031	8,000	6,237
Grupo Televisa SAB
6.13%, 01/31/2046	382	376
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	7,000	5,862
NBCUniversal Media LLC
4.45%, 01/15/2043	10	8
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	11,956
Paramount Global
3.70%, 06/01/2028	870	776
4.00%, 01/15/2026	1,000	944
4.90%, 08/15/2044	315	221
5.85%, 09/01/2043	1,645	1,311

Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,022
4.55%, 03/15/2052(1)	3,051	2,433
TCI Communications, Inc.
7.13%, 02/15/2028	138	150
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,288
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,418
4.67%, 03/06/2038	1,175	908
4.90%, 03/06/2048	4,575	3,331
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,349
5.88%, 11/15/2040	1,275	1,050
6.55%, 05/01/2037	375	338
6.75%, 06/15/2039	539	482
7.30%, 07/01/2038	1,418	1,348
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529	564
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,537
3.60%, 11/15/2060	3,920	2,516
3.88%, 04/15/2030	48,452	42,978
5.80%, 09/15/2062	3,645	3,389
Verizon Communications, Inc.
1.68%, 10/30/2030	765	573
2.10%, 03/22/2028	2,390	2,018
2.36%, 03/15/2032	1,056	810
2.55%, 03/21/2031	10,192	8,138
2.65%, 11/20/2040	2,329	1,518
3.15%, 03/22/2030	5,000	4,253
3.40%, 03/22/2041	1,500	1,095
3.70%, 03/22/2061	3,000	2,037
4.02%, 12/03/2029	712	647
4.13%, 03/16/2027	2,000	1,910
4.27%, 01/15/2036	7,380	6,297
4.40%, 11/01/2034	2,500	2,200
4.81%, 03/15/2039	7,941	6,989
Vodafone Group Plc
5.00%, 05/30/2038	3,300	2,834
5.25%, 05/30/2048	3,594	2,976
6.15%, 02/27/2037	4,600	4,344
Walt Disney Co.
6.20%, 12/15/2034	150	158
7.63%, 11/30/2028	310	345

Total Communications		327,139

Consumer, Cyclical – 1.68%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,425
1.30%, 02/10/2028(1)	1,274	1,026
2.50%, 02/10/2041(1)	1,298	806
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,352	1,193
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	604	537
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	1,013	906
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,348	1,844
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,545	3,923
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,676
3.63%, 05/13/2051(1)	3,500	2,257
3.80%, 01/25/2050(1)	2,100	1,405
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	300	256
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,757	2,294
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	491	440
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	890	670
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,128	981
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,123	970
AutoZone, Inc.
1.65%, 01/15/2031	3,800	2,823
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	2,019	1,670
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	951	854
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,414	1,198
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,416
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,830	3,617

Daimler Trucks Finance North America LLC
2.38%, 12/14/2028(1)	8,747	7,136
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,505	1,469
Dollar Tree, Inc.
2.65%, 12/01/2031	15,340	12,025
Ford Motor Co.
5.29%, 12/08/2046	280	197
Ford Motor Credit Co. LLC
3.35%, 11/01/2022	620	619
General Motors Co.
5.00%, 04/01/2035	4,591	3,766
5.20%, 04/01/2045	2,750	2,094
5.60%, 10/15/2032	4,185	3,736
6.13%, 10/01/2025	14,000	14,006
6.25%, 10/02/2043	3,100	2,693
6.60%, 04/01/2036	685	640
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,753
1.25%, 01/08/2026	4,283	3,681
2.35%, 01/08/2031	1,707	1,239
2.40%, 10/15/2028	4,850	3,833
2.70%, 06/10/2031	2,395	1,758
3.70%, 05/09/2023	4,180	4,150
3.80%, 04/07/2025	4,162	3,964
3.95%, 04/13/2024	5,535	5,398
4.30%, 07/13/2025	1,765	1,689
4.35%, 01/17/2027	1,035	960
Home Depot, Inc.
4.40%, 03/15/2045	268	228
4.50%, 09/15/2032	4,434	4,238
4.95%, 09/15/2052	2,189	2,058
Hyundai Capital America
1.15%, 11/10/2022(1)	5,552	5,532
1.30%, 01/08/2026(1)	1,005	869
1.50%, 06/15/2026(1)	2,215	1,881
1.80%, 10/15/2025(1)	1,190	1,058
1.80%, 01/10/2028(1)	2,170	1,729
2.38%, 10/15/2027(1)	1,200	1,002
3.00%, 02/10/2027(1)	675	599
3.40%, 06/20/2024(1)	1,500	1,445
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,586	1,520
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,396

Lear Corp.
2.60%, 01/15/2032	1,225	906
Lennar Corp.
4.50%, 04/30/2024	880	864
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,734
2.63%, 04/01/2031	2,845	2,287
4.40%, 09/08/2025	2,504	2,466
5.63%, 04/15/2053	6,286	5,813
McDonald’s Corp.
4.45%, 03/01/2047	360	302
4.70%, 12/09/2035	216	197
6.30%, 10/15/2037	394	408
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,066
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(1)	4,222	3,639
4.81%, 09/17/2030(1)	2,686	2,176
Nordstrom, Inc.
4.00%, 03/15/2027	2,511	2,072
4.25%, 08/01/2031	2,871	1,967
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500	476
3.60%, 09/01/2027	802	745
4.70%, 06/15/2032	3,150	2,948
PACCAR Financial Corp.
4.95%, 10/03/2025	1,200	1,204
Ross Stores, Inc.
1.88%, 04/15/2031	11,995	8,941
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	739	636
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,433
Target Corp.
4.50%, 09/15/2032	3,308	3,154
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	15,197
Toyota Motor Credit Corp.
3.65%, 08/18/2025	4,581	4,436
4.40%, 09/20/2024	4,202	4,175
4.55%, 09/20/2027	13,883	13,558
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	919	870
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,687	2,517

United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	691	632
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,307	1,055
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,882	4,985
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,532	1,342
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,286	1,764
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,372	1,186
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,967	1,731
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,127	2,454
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	4,025	3,530
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	1,004	915
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,780	1,467
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	2,037	1,831
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,643	2,110
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	729
4.35%, 06/08/2027(1)	12,500	11,741
Warnermedia Holdings, Inc.
4.05%, 03/15/2029(1)	1,650	1,425
5.05%, 03/15/2042(1)	8,041	6,017
5.14%, 03/15/2052(1)	3,325	2,417
5.39%, 03/15/2062(1)	1,665	1,207

Total Consumer, Cyclical		271,273

Consumer, Non-cyclical – 3.47%
Abbott Laboratories
4.75%, 11/30/2036	5,000	4,877
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,126
3.60%, 05/14/2025	12,060	11,576
3.80%, 03/15/2025	3,000	2,905
4.05%, 11/21/2039	4,531	3,645
4.25%, 11/21/2049	11,691	9,385
4.40%, 11/06/2042	1,700	1,412

4.45%, 05/14/2046	425	345
4.55%, 03/15/2035	6,025	5,405
4.70%, 05/14/2045	4,415	3,734
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,461
4.75%, 03/15/2044	1,800	1,491
6.75%, 12/15/2037	341	348
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,439
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,697
Altria Group, Inc.
2.45%, 02/04/2032	3,845	2,713
3.40%, 02/04/2041	8,495	5,357
AmerisourceBergen Corp.
4.30%, 12/15/2047	650	517
Amgen, Inc.
1.65%, 08/15/2028	1,155	952
2.80%, 08/15/2041	15,620	10,661
3.00%, 01/15/2052	2,500	1,563
3.15%, 02/21/2040	4,747	3,424
4.88%, 03/01/2053	6,552	5,764
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	377
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	1,913
4.44%, 10/06/2048	590	479
4.60%, 04/15/2048	5,390	4,464
4.70%, 02/01/2036	15,292	13,782
4.75%, 01/23/2029	1,150	1,120
4.75%, 04/15/2058	93	76
4.90%, 02/01/2046	7,910	6,874
4.95%, 01/15/2042	2,735	2,440
5.45%, 01/23/2039	7,035	6,704
Ascension Health
2.53%, 11/15/2029	1,740	1,471
3.11%, 11/15/2039	2,670	2,019
AstraZeneca Plc
2.13%, 08/06/2050	1,040	599
4.00%, 09/18/2042	540	452
6.45%, 09/15/2037	500	540
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,664

BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,591
2.73%, 03/25/2031	6,820	5,075
3.56%, 08/15/2027	3,615	3,175
3.73%, 09/25/2040	1,240	794
4.39%, 08/15/2037	3,610	2,575
4.54%, 08/15/2047	3,153	2,089
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,201
Baxalta, Inc.
5.25%, 06/23/2045	50	46
Becton Dickinson & Co.
3.73%, 12/15/2024	515	497
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	2,748
Biogen, Inc.
2.25%, 05/01/2030	1,364	1,074
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,190
Boston Scientific Corp.
4.55%, 03/01/2039	356	308
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	4,307	3,369
4.13%, 06/15/2039	1,512	1,321
4.35%, 11/15/2047	7,950	6,789
4.55%, 02/20/2048	1,374	1,209
4.63%, 05/15/2044	2,640	2,359
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,068
Campbell Soup Co.
2.38%, 04/24/2030	895	710
3.13%, 04/24/2050	494	315
Centene Corp.
2.45%, 07/15/2028	7,546	6,144
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,357
Children’s Hospital
2.93%, 07/15/2050	1,340	868
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	788
Cigna Corp.
3.25%, 04/15/2025	970	926
4.38%, 10/15/2028	30,325	28,634
4.50%, 02/25/2026	755	737
4.80%, 07/15/2046	218	187
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,104
2.75%, 01/22/2030	619	534

CommonSpirit Health
1.55%, 10/01/2025	1,290	1,144
2.78%, 10/01/2030	5,925	4,729
3.91%, 10/01/2050	1,265	900
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,415
7.00%, 10/01/2028	3,250	3,360
Constellation Brands, Inc.
2.25%, 08/01/2031	2,970	2,281
2.88%, 05/01/2030	3,620	3,003
4.40%, 11/15/2025	760	744
4.65%, 11/15/2028	4,780	4,514
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,070
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,641
4.30%, 03/25/2028	783	738
4.78%, 03/25/2038	6,550	5,742
4.88%, 07/20/2035	2,515	2,271
5.05%, 03/25/2048	5,000	4,403
5.30%, 12/05/2043	3,260	2,940
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	661	640
5.93%, 01/10/2034(1)	500	495
7.51%, 01/10/2032(1)	727	769
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	733	793
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	795	724
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,318
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	327
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,322
3.85%, 06/15/2025(1)	3,000	2,839
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,151
4.10%, 03/01/2028	920	870
4.38%, 12/01/2047	4,500	3,721
4.63%, 05/15/2042	400	345
4.65%, 01/15/2043	391	337
4.65%, 08/15/2044	395	339
5.10%, 01/15/2044	1,690	1,533

ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	230
5.63%, 03/15/2042(1)	357	323
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	7,468
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290	1,571
4.38%, 05/10/2043	526	424
Ford Foundation
2.82%, 06/01/2070	3,035	1,804
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	5,925
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,951
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,304
2.60%, 10/01/2040	1,855	1,225
4.60%, 09/01/2035	4,225	3,819
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,035
5.30%, 08/15/2029	964	907
5.95%, 08/15/2052	2,500	2,203
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(1)	8,310	8,132
4.70%, 11/10/2047(1)	4,500	3,743
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027(1)	5,246	4,758
3.38%, 03/24/2029(1)	2,865	2,497
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,553
2.88%, 09/01/2050	2,000	1,305
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,457
HCA, Inc.
3.50%, 07/15/2051	116	72
3.63%, 03/15/2032(1)	3,500	2,832
4.38%, 03/15/2042(1)	1,015	759
4.50%, 02/15/2027	7,000	6,535
4.63%, 03/15/2052(1)	1,012	760
5.13%, 06/15/2039	1,715	1,439
5.25%, 06/15/2026	4,200	4,059
5.50%, 06/15/2047	1,955	1,652
5.88%, 02/01/2029	4,000	3,889
JBS USA LUX SA
3.00%, 05/15/2032(1)	7,450	5,502
5.75%, 04/01/2033(1)	7,500	6,774

Johnson & Johnson
4.38%, 12/05/2033	1,070	1,031
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	107	105
4.42%, 12/15/2046	4,032	3,206
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	5,991
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,092
4.38%, 06/01/2046	10,848	8,433
4.63%, 10/01/2039	2,357	1,951
4.88%, 10/01/2049	3,375	2,782
Kroger Co.
4.45%, 02/01/2047	2,610	2,140
5.40%, 07/15/2040	95	88
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,855
Mars, Inc.
3.95%, 04/01/2049(1)	3,482	2,786
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,057
4.68%, 07/01/2114	1,645	1,397
McKesson Corp.
0.90%, 12/03/2025	2,410	2,111
Memorial Health Services
3.45%, 11/01/2049	3,040	2,217
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	922
MidMichigan Health
3.41%, 06/01/2050	3,480	2,421
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(1)	2,549	2,495
Moody’s Corp.
2.55%, 08/18/2060	705	383
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	806
MultiCare Health System
2.80%, 08/15/2050	3,003	1,873
Mylan, Inc.
3.13%, 01/15/2023(1)	5,000	4,973
4.55%, 04/15/2028	700	618
5.20%, 04/15/2048	7,550	5,196
5.40%, 11/29/2043	3,770	2,741

Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	568
Nestle Holdings, Inc.
4.70%, 01/15/2053(1)	4,268	3,984
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	878
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,154
Pepperdine University
3.30%, 12/01/2059	1,440	927
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	2,294
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,394
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,236
3.30%, 07/15/2056	4,420	3,300
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,117
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,181
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	210
3.50%, 03/30/2025	4,820	4,634
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,119
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,583
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	4,831
Roche Holdings, Inc.
2.31%, 03/10/2027(1)	13,114	11,780
2.61%, 12/13/2051(1)	4,621	3,013
Royalty Pharma Plc
0.75%, 09/02/2023	5,000	4,788
1.20%, 09/02/2025	874	773
2.15%, 09/02/2031	1,291	951
S&P Global, Inc.
2.90%, 03/01/2032(1)	2,118	1,767
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	3,626	3,344
Sysco Corp.
5.95%, 04/01/2030	5,000	5,061
6.60%, 04/01/2050	1,000	1,050
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,601
3.18%, 07/09/2050	1,920	1,274

Texas Health Resources
2.33%, 11/15/2050	970	554
4.33%, 11/15/2055	1,000	853
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	1,040	727
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,509
Tyson Foods, Inc.
4.88%, 08/15/2034	400	370
5.15%, 08/15/2044	588	524
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	968
3.50%, 08/15/2039	1,675	1,316
4.63%, 07/15/2035	427	393
4.75%, 05/15/2052	6,271	5,609
Universal Health Services, Inc.
2.65%, 10/15/2030(1)	3,208	2,373
University of Chicago
2.76%, 04/01/2045	1,575	1,181
University of Miami
4.06%, 04/01/2052	1,280	1,050
University of Southern California
3.23%, 10/01/2120	1,370	780
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	485
5.25%, 06/15/2046	275	194
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,776
Viatris, Inc.
2.30%, 06/22/2027	3,525	2,878
3.85%, 06/22/2040	4,820	3,005
4.00%, 06/22/2050	4,000	2,394
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	7,631
5.25%, 04/21/2032(1)	5,295	4,555
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	905
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,263
3.90%, 08/20/2028	4,685	4,338

Total Consumer, Non-cyclical		560,991

Diversified – 0.00%(7)
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(1)	450	449

Total Diversified		449

Energy – 2.85%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	7,085	6,315
Aker BP ASA
2.00%, 07/15/2026(1)	2,255	1,945
2.88%, 01/15/2026(1)	2,326	2,112
3.10%, 07/15/2031(1)	2,730	2,137
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600	527
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365	1,259
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	921
3.60%, 09/01/2032	5,000	3,954
5.95%, 06/01/2026	3,000	3,030
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,499
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,404
5.85%, 11/15/2043	591	438
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	4,822
6.50%, 02/15/2037	118	114
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	4,617
5.40%, 06/15/2047	4,354	3,727
6.80%, 09/15/2037	2,100	2,094
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,025	1,460
5.13%, 06/30/2027	377	365
5.88%, 03/31/2025	5,900	5,924
Chevron USA, Inc.
3.25%, 10/15/2029	1,155	1,040
3.90%, 11/15/2024	11,007	10,835
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,497
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,761
4.50%, 04/15/2023	3,444	3,427
Coterra Energy, Inc.
3.90%, 05/15/2027(1)	3,045	2,822
DCP Midstream Operating LP
5.38%, 07/15/2025	4,225	4,103
5.60%, 04/01/2044	2,292	2,063
5.63%, 07/15/2027	8,585	8,292

Devon Energy Corp.
5.25%, 09/15/2024	1,010	1,010
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,494
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,053
Ecopetrol SA
4.13%, 01/16/2025	383	351
5.38%, 06/26/2026	537	485
5.88%, 09/18/2023	395	392
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	4,780
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,825
7.50%, 04/15/2038	4,949	5,327
Energy Transfer LP
3.60%, 02/01/2023	1,245	1,240
4.00%, 10/01/2027	5,691	5,161
4.40%, 03/15/2027	900	839
4.75%, 01/15/2026	1,822	1,755
4.95%, 05/15/2028	1,615	1,507
4.95%, 01/15/2043	1,482	1,140
5.00%, 05/15/2050	5,545	4,334
5.25%, 04/15/2029	5,631	5,296
5.30%, 04/01/2044	200	160
5.40%, 10/01/2047	1,500	1,215
5.50%, 06/01/2027	277	270
6.05%, 06/01/2041	2,000	1,785
6.13%, 12/15/2045	810	710
6.25%, 04/15/2049	1,775	1,575
6.50%, 02/01/2042	3,000	2,792
6.63%, 10/15/2036	2,000	1,899
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,547
5.70%, 10/01/2040(1)	557	502
ENI USA, Inc.
7.30%, 11/15/2027	400	422
Enterprise Products Operating LLC
3.70%, 02/15/2026	304	290
4.85%, 08/15/2042	4,000	3,390
4.95%, 10/15/2054	177	144
5.75%, 03/01/2035	1,075	1,018
5.95%, 02/01/2041	201	192

EQM Midstream Partners LP
4.00%, 08/01/2024	749	697
EQT Corp.
3.90%, 10/01/2027	805	733
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,624
3.10%, 08/16/2049	2,040	1,418
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,614
4.32%, 12/30/2039(1)	1,365	968
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,368	1,797
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,179
2.60%, 10/15/2025(1)	5,580	5,002
Halliburton Co.
4.75%, 08/01/2043	565	455
4.85%, 11/15/2035	200	174
7.60%, 08/15/2096(1)	258	238
Hess Corp.
5.80%, 04/01/2047	1,172	1,047
HF Sinclair Corp.
2.63%, 10/01/2023(1)	250	242
5.88%, 04/01/2026(1)	4,573	4,483
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,649
6.95%, 01/15/2038	8,490	8,442
7.30%, 08/15/2033	1,650	1,716
7.50%, 11/15/2040	483	498
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	490
5.45%, 08/01/2052	4,956	4,294
7.80%, 08/01/2031	4,600	4,999
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	365
4.20%, 03/15/2045	5,725	4,000
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	969
4.50%, 04/01/2048	3,000	2,275
4.70%, 05/01/2025	6,436	6,319
5.13%, 12/15/2026	10,583	10,404
MPLX LP
2.65%, 08/15/2030	7,390	5,790
4.50%, 04/15/2038	6,723	5,412
4.88%, 06/01/2025	3,000	2,940
5.20%, 03/01/2047	695	571
5.20%, 12/01/2047	560	453
5.50%, 02/15/2049	950	806

NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,609
Occidental Petroleum Corp.
6.45%, 09/15/2036	2,685	2,685
ONEOK Partners LP
5.00%, 09/15/2023	3,923	3,910
6.20%, 09/15/2043	2,500	2,187
6.65%, 10/01/2036	1,050	989
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,608
3.10%, 03/15/2030	13,970	11,352
4.50%, 03/15/2050	915	662
4.95%, 07/13/2047	1,850	1,424
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	2,438
6.49%, 01/23/2027	1,185	993
6.50%, 03/13/2027	1,090	913
6.50%, 01/23/2029	970	747
6.75%, 09/21/2047	3,790	2,113
6.88%, 08/04/2026	2,390	2,152
Phillips 66
4.88%, 11/15/2044	70	60
5.88%, 05/01/2042	3,000	2,907
Phillips 66 Co.
3.15%, 12/15/2029(1)	19,655	16,602
3.55%, 10/01/2026(1)	190	177
3.61%, 02/15/2025(1)	560	538
4.90%, 10/01/2046(1)	412	353
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,142
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,332
4.70%, 06/15/2044	5,954	4,266
4.90%, 02/15/2045	1,571	1,152
5.15%, 06/01/2042	840	639
Qatar Energy
1.38%, 09/12/2026(1)	9,743	8,485
2.25%, 07/12/2031(1)	3,240	2,610
3.13%, 07/12/2041(1)	897	654
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,352
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	8,577

Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,024
5.00%, 03/15/2027	1,700	1,631
5.63%, 03/01/2025	505	505
5.88%, 06/30/2026	6,680	6,685
Saudi Arabian Oil Co.
1.63%, 11/24/2025(1)	7,561	6,802
3.25%, 11/24/2050(1)	2,425	1,625
3.50%, 04/16/2029(1)	3,706	3,344
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	852	768
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,817
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	350
8.00%, 03/01/2032	446	487
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	2,565
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,011
5.95%, 05/15/2035	350	335
6.80%, 05/15/2038	423	427
7.88%, 06/15/2026	543	584
Targa Resources Corp.
4.20%, 02/01/2033	1,060	883
5.20%, 07/01/2027	4,000	3,848
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,680
4.38%, 03/13/2025	8,465	8,262
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	404
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,851
3.13%, 05/29/2050	2,465	1,702
3.46%, 07/12/2049	1,905	1,390
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	870
6.20%, 10/15/2037	573	563
Valero Energy Corp.
2.15%, 09/15/2027	1,870	1,617
2.80%, 12/01/2031	5,427	4,316
4.35%, 06/01/2028	3,416	3,265
6.63%, 06/15/2037	5,000	4,976
7.50%, 04/15/2032	175	190

Var Energi ASA
5.00%, 05/18/2027(1)	11,460	10,926
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	1,984
3.75%, 06/15/2027	8,009	7,388
4.30%, 03/04/2024	2,500	2,465
4.65%, 08/15/2032	6,133	5,567
4.85%, 03/01/2048	3,000	2,484
4.90%, 01/15/2045	7,000	5,713
5.30%, 08/15/2052	2,001	1,742
5.40%, 03/04/2044	2,750	2,399
5.75%, 06/24/2044	2,500	2,277
6.30%, 04/15/2040	333	324
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,141

Total Energy		460,282

Financials – 11.01%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,226
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,030
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,782
4.75%, 07/28/2025(1)	5,000	4,809
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140	975
2.45%, 10/29/2026	1,045	882
2.88%, 08/14/2024	1,060	997
3.00%, 10/29/2028	13,272	10,644
3.30%, 01/30/2032	1,225	921
3.50%, 01/15/2025	333	313
4.45%, 10/01/2025	3,500	3,304
4.50%, 09/15/2023	5,280	5,204
6.50%, 07/15/2025	1,848	1,845
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,329
3.20%, 09/16/2040(1)	915	683
3.60%, 04/09/2029(1)	795	726
3.90%, 04/06/2028(1)	1,000	937
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,213
4.75%, 10/12/2023(1)	5,775	5,697
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,022
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,602
2.88%, 01/15/2026	1,300	1,164
3.25%, 03/01/2025	710	665

3.25%, 10/01/2029	3,950	3,215
3.38%, 07/01/2025	1,835	1,710
3.88%, 07/03/2023	2,500	2,479
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	836
2.00%, 05/18/2032	2,180	1,602
3.80%, 04/15/2026	338	321
4.00%, 02/01/2050	1,451	1,082
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2171(3)	3,475	2,678
American International Group, Inc.
2.50%, 06/30/2025	14,329	13,369
3.90%, 04/01/2026	1,370	1,308
4.38%, 06/30/2050	3,026	2,421
American Tower Corp.
1.50%, 01/31/2028	2,660	2,127
1.88%, 10/15/2030	2,485	1,839
2.10%, 06/15/2030	1,300	996
2.95%, 01/15/2051	875	525
3.10%, 06/15/2050	1,340	834
3.38%, 10/15/2026	506	462
3.70%, 10/15/2049	2,065	1,411
American Tower Trust
3.07%, 03/15/2023(1)	2,900	2,880
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,882
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	453
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,150
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,038
Assurant, Inc.
4.20%, 09/27/2023	908	903
Athene Global Funding
2.50%, 01/14/2025(1)	629	587
2.67%, 06/07/2031(1)	5,124	3,833
2.95%, 11/12/2026(1)	8,845	7,801
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,332
4.40%, 05/19/2026(1)	1,816	1,725
4.50%, 03/19/2024(1)	9,000	8,877
Aviation Capital Group LLC
3.88%, 05/01/2023(1)	780	766
5.50%, 12/15/2024(1)	1,745	1,689

Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,202
2.53%, 11/18/2027(1)	15,330	11,992
2.88%, 02/15/2025(1)	3,704	3,351
3.95%, 07/01/2024(1)	2,835	2,682
4.25%, 04/15/2026(1)	1,710	1,533
4.38%, 05/01/2026(1)	790	707
5.13%, 10/01/2023(1)	3,000	2,949
5.25%, 05/15/2024(1)	2,790	2,707
5.50%, 01/15/2026(1)	4,364	4,104
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,018
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,200	2,647
1.85%, 03/25/2026	6,600	5,699
2.75%, 05/28/2025	1,600	1,463
2.75%, 12/03/2030	1,000	707
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,402
3.54% (3 Month LIBOR USD + 1.12%), 04/12/2023(3)	1,000	1,000
5.15%, 08/18/2025	2,200	2,135
5.18%, 11/19/2025	1,500	1,447
5.29%, 08/18/2027	7,600	7,159
Bank of America Corp.
1.53% (SOFR + 0.65%), 12/06/2025(3)	9,210	8,424
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	823
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,151
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	957
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	12,701
2.30% (SOFR + 1.22%), 07/21/2032(3)	26,051	19,469
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(3)	2,000	1,873
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,675
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,453
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	9,368
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	4,791
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	13,292
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(3)	5,130	4,205
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,557
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(3)	4,530	4,506
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(3)	5,000	4,750
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(3)	1,500	1,421
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(3)	2,120	2,103
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(3)	7,800	7,045
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(3)	4,500	4,095
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(3)	10,000	9,204
3.95%, 04/21/2025	5,201	5,015

3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(3)	2,820	2,510
4.00%, 01/22/2025	3,860	3,736
4.20%, 08/26/2024	4,140	4,072
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(3)	1,500	1,368
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2171(3)	3,075	2,522
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,748
4.45%, 03/03/2026	7,140	6,880
4.57% (SOFR + 1.83%), 04/27/2033(3)	4,694	4,204
4.83% (SOFR + 1.75%), 07/22/2026(3)	2,414	2,360
6.11%, 01/29/2037	3,580	3,446
7.75%, 05/14/2038	137	152
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,068
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	3,159	3,091
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,215
4.25%, 09/14/2024	10,141	9,976
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,160
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,648
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,232
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,136
3.65%, 03/16/2025	1,500	1,418
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,732
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,205
5.30% (1 Year CMT Index + 2.30%), 08/09/2026(3)	2,890	2,776
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	8,957	8,397
5.75% (1 Year CMT Index + 3.00%), 08/09/2033(3)	1,239	1,126
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,731
4.30%, 05/15/2043	322	274
4.40%, 05/15/2042	1,524	1,340
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	138
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,086
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	6,970
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,250
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,067
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,129
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,400
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	6,899	4,928

2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,728
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,692
3.38%, 01/09/2025(1)	9,950	9,465
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,575
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,049
Boston Properties LP
3.20%, 01/15/2025	1,139	1,088
3.65%, 02/01/2026	557	524
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,786
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,360
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,281
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	3,000	2,146
3.25%, 01/11/2028(1)	7,815	6,879
4.50%, 03/15/2025(1)	2,000	1,899
4.63%, 07/11/2024(1)	1,300	1,259
5.15%, 07/21/2024(1)	2,800	2,730
5.70%, 10/22/2023(1)	3,645	3,604
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,106
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,558
2.50%, 08/16/2031	1,080	787
3.85%, 02/01/2025	1,100	1,057
4.05%, 07/01/2030	2,286	1,926
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	693
4.70%, 09/20/2047	158	126
4.85%, 03/29/2029	875	818
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,100
4.20%, 03/17/2032	6,000	5,130
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	307
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,867
3.90%, 01/29/2024	3,600	3,548
4.20%, 10/29/2025	400	385
4.93% (SOFR + 2.06%), 05/10/2028(3)	2,126	2,026
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	587
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,257
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,393

Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	28,078
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	864
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	14,793
2.57% (SOFR + 2.11%), 06/03/2031(3)	4,423	3,479
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,396
3.20%, 10/21/2026	905	829
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(3)	3,846	3,433
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(3)	7,895	7,108
3.70%, 01/12/2026	9,150	8,670
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	838
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(3)	12,600	11,597
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(3)	3,490	3,097
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(3)	1,111	1,006
4.30%, 11/20/2026	1,570	1,486
4.40%, 06/10/2025	12,181	11,839
4.45%, 09/29/2027	8,213	7,603
4.91% (SOFR + 2.09%), 05/24/2033(3)	9,961	9,164
5.61% (SOFR + 1.55%), 09/29/2026(3)	4,703	4,677
6.63%, 01/15/2028	387	406
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343	250
3.25%, 04/30/2030	5,000	4,090
CNA Financial Corp.
3.45%, 08/15/2027	820	748
7.25%, 11/15/2023	7,470	7,650
Comerica, Inc.
4.00%, 02/01/2029	1,900	1,763
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	838
3.74%, 09/12/2039(1)	5,000	3,641
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	545
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)	2,055	1,877
3.85%, 04/05/2029(1)	1,455	1,282
Corporate Office Properties LP
2.00%, 01/15/2029	860	647
2.90%, 12/01/2033	5,350	3,705
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	15,531	13,222
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,004
2.81%, 01/11/2041(1)	1,485	880
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,309
4.38%, 03/17/2025(1)	305	293

Credit Suisse AG
0.52%, 08/09/2023	2,500	2,394
4.75%, 08/09/2024	10,238	9,989
5.00%, 07/09/2027	8,850	8,161
Credit Suisse Group AG
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	887
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	1,450	1,319
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,046
3.80%, 06/09/2023	8,500	8,364
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	2,000	1,631
4.28%, 01/09/2028(1)	3,973	3,373
4.55%, 04/17/2026	1,500	1,380
6.37% (SOFR + 3.34%), 07/15/2026(1)(3)	1,187	1,147
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	3,595
Crown Castle, Inc.
4.00%, 03/01/2027	261	243
CubeSmart LP
2.25%, 12/15/2028	7,275	5,907
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(1)(3)	4,448	4,407
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,731
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)	6,700	5,689
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,700
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	2,720
3.70%, 05/30/2024	850	821
3.70%, 05/30/2024	2,063	2,006
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,241
3.95%, 02/27/2023	5,000	4,977
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	494
Digital Realty Trust LP
3.70%, 08/15/2027	462	428
5.55%, 01/15/2028	3,000	2,975
Discover Bank
3.45%, 07/27/2026	2,800	2,549
4.20%, 08/08/2023	6,305	6,266
4.65%, 09/13/2028	4,000	3,628
Discover Financial Services
3.75%, 03/04/2025	2,920	2,791
4.10%, 02/09/2027	3,471	3,191
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(3)	7,075	6,447
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,491
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	2,860
Duke Realty LP
2.88%, 11/15/2029	800	681
3.25%, 06/30/2026	203	187

Equinix, Inc.
2.00%, 05/15/2028	4,467	3,655
2.90%, 11/18/2026	2,580	2,314
Essex Portfolio LP
1.65%, 01/15/2031	910	664
2.65%, 03/15/2032	1,740	1,349
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,658
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032(1)	9,000	8,298
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,614
FMR LLC
4.95%, 02/01/2033(1)	250	233
6.45%, 11/15/2039(1)	258	265
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	928
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,822
Goldman Sachs Capital I
6.35%, 02/15/2034	127	124
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,406
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,356
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,173
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,467
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,386
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	7,600
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,152
2.65% (SOFR + 1.26%), 10/21/2032(3)	9,414	7,216
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(3)	5,590	5,325
3.50%, 01/23/2025	5,795	5,569
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	13,478
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(3)	9,911	8,962
3.75%, 02/25/2026	9,005	8,529
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(3)	5,000	4,544
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(3)	2,075	1,719
5.15%, 05/22/2045	4,000	3,338
6.75%, 10/01/2037	2,170	2,163
Goodman US Finance Four LLC
4.50%, 10/15/2037(1)	200	168
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)	862	780

Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	534
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,722
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,559
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,295
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	716
4.30%, 04/15/2043	1,080	859
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,014
Healthpeak Properties, Inc.
3.40%, 02/01/2025	41	39
3.50%, 07/15/2029	1,742	1,530
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,561
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,544
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	2,865
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,606
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	1,896
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,526
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(3)	1,301	1,284
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(3)	1,000	846
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(3)	3,161	2,852
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(3)	8,009	7,554
5.21% (SOFR + 2.61%), 08/11/2028(3)	7,952	7,434
5.40% (SOFR + 2.87%), 08/11/2033(3)	1,153	1,025
6.10%, 01/14/2042	1,060	1,019
Huntington Bancshares, Inc.
4.44% (SOFR + 1.97%), 08/04/2028(3)	6,982	6,592
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(3)	1,940	1,713
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	604
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500	1,500
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	8,759
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,823
JAB Holdings BV
4.50%, 04/08/2052(1)	2,408	1,549
Jefferies Group LLC
6.25%, 01/15/2036	155	145
6.45%, 06/08/2027	428	434

John Hancock Life Insurance Co.
7.38%, 02/15/2024(1)	731	752
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,657
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	13,496
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,688
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,317
2.58% (SOFR + 1.25%), 04/22/2032(3)	6,390	4,953
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,299
3.13%, 01/23/2025	4,000	3,835
3.38%, 05/01/2023	3,800	3,776
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(3)	8,000	7,918
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(3)	5,770	4,322
4.00% (SOFR + 2.75%), 10/01/2171(3)	4,275	3,516
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(3)	2,320	2,092
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(3)	5,140	4,056
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,870
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(3)	9,660	8,841
4.60% (SOFR + 3.13%), 08/01/2171(3)	1,985	1,729
4.85% (SOFR + 1.99%), 07/25/2028(3)	8,371	8,038
4.91% (SOFR + 2.08%), 07/25/2033(3)	7,297	6,729
5.00% (SOFR + 3.38%), 02/01/2171(3)	5,010	4,518
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	541
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,160
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	4,554
4.25%, 06/15/2023(1)	72	71
4.57%, 02/01/2029(1)	2,301	2,119
5.50%, 06/15/2052(1)	5,750	4,956
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	113
8.50%, 05/15/2025(1)	700	731
Life Storage LP
2.20%, 10/15/2030	2,630	1,999
2.40%, 10/15/2031	1,310	983
4.00%, 06/15/2029	1,831	1,616
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,791
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	1,937
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(3)	8,000	7,981
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,006

3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	877
3.75%, 01/11/2027	2,000	1,828
4.38%, 03/22/2028	949	863
4.50%, 11/04/2024	2,010	1,956
4.58%, 12/10/2025	550	519
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	3,836
LXP Industrial Trust
2.38%, 10/01/2031	4,601	3,343
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,289
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,530
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,006
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(3)	6,000	5,982
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(3)	2,000	1,989
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,181
5.11% (SOFR + 2.21%), 08/09/2026(1)(3)	3,326	3,258
Markel Corp.
4.15%, 09/17/2050	655	491
5.00%, 04/05/2046	1,265	1,073
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,787
4.90%, 04/01/2077(1)	5,000	4,035
7.63%, 11/15/2023(1)	300	304
MBIA Insurance Corp.
13.77% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	9
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,681
6.40%, 12/15/2036	2,422	2,335
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,065
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,005
4.00%, 11/15/2025	1,500	1,450
Mitsubishi HC Capital, Inc.
3.96%, 09/19/2023(1)	2,730	2,699
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(3)	5,000	4,769
2.05%, 07/17/2030	2,940	2,241
2.19%, 02/25/2025	5,000	4,638
3.75%, 07/18/2039	1,615	1,265
5.06% (1 Year CMT Index + 1.55%), 09/12/2025(3)	2,779	2,750
5.13% (1 Year CMT Index + 2.13%), 07/20/2033(3)	1,370	1,280
5.35% (1 Year CMT Index + 1.90%), 09/13/2028(3)	7,596	7,406

Mizuho Bank Ltd.
3.60%, 09/25/2024(1)	1,250	1,213
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,010
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	5,868
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(3)	1,740	1,578
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	735
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,319
5.41% (1 Year CMT Index + 2.05%), 09/13/2028(3)	3,830	3,744
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,783
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	10,180
2.19% (SOFR + 1.99%), 04/28/2026(3)	6,000	5,504
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,671
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	460
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	828
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,485
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(3)	5,882	5,291
3.63%, 01/20/2027	8,854	8,236
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(3)	4,371	3,931
3.88%, 01/27/2026	1,725	1,645
3.95%, 04/23/2027	14,190	13,187
4.10%, 05/22/2023	3,460	3,449
4.35%, 09/08/2026	930	886
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(3)	2,304	2,118
5.00%, 11/24/2025	3,000	2,961
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,147
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,435
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	1,996
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	1,967
National Retail Properties, Inc.
3.50%, 10/15/2027	400	358
3.60%, 12/15/2026	700	647
3.90%, 06/15/2024	1,310	1,282
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,381
4.00%, 09/14/2026(1)	9,650	8,772
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,078
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	6,905
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,692

4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	864
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(3)	555	548
4.80%, 04/05/2026	3,017	2,893
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,466
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,378
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,018
New York Life Global Funding
3.00%, 01/10/2028(1)	2,022	1,848
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,309
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,274
1.85%, 07/16/2025	5,000	4,511
2.61%, 07/14/2031	2,025	1,502
2.65%, 01/16/2025	2,597	2,432
2.68%, 07/16/2030	1,550	1,186
2.71%, 01/22/2029	11,000	8,953
Nordea Bank Abp
5.38%, 09/22/2027(1)	6,170	6,013
Norinchukin Bank
5.07%, 09/14/2032(1)	4,121	3,952
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	369
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,660
4.35%, 09/15/2027(1)	2,045	1,975
Office Properties Income Trust
2.40%, 02/01/2027	2,800	2,017
4.50%, 02/01/2025	2,261	2,010
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	975
ORIX Corp.
3.25%, 12/04/2024	1,500	1,441
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	577
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	2,655	2,639
5.50%, 02/15/2024(1)	275	269
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,032
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,591
4.20%, 11/01/2025	322	313

Principal Life Global Funding II
1.38%, 01/10/2025(1)	4,722	4,336
3.00%, 04/18/2026(1)	2,000	1,844
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,232
3.55%, 01/15/2024	2,489	2,466
Prologis LP
1.25%, 10/15/2030	10,115	7,537
2.25%, 04/15/2030	305	249
4.63%, 01/15/2033	7,146	6,793
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,175
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	936
6.63%, 06/21/2040	5,995	6,352
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,806
Public Storage
1.95%, 11/09/2028	1,668	1,390
2.25%, 11/09/2031	1,401	1,103
Realty Income Corp.
1.80%, 03/15/2033	1,320	926
4.60%, 02/06/2024	7,100	7,078
Regency Centers LP
2.95%, 09/15/2029	2,200	1,825
Royal Bank of Canada
4.24%, 08/03/2027	10,402	9,923
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,612
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	5,260
2.85%, 01/15/2032	4,308	3,207
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,251
4.75%, 04/08/2032(1)	5,000	4,080
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	1,904
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(3)	800	687
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,106
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,322
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,602
SITE Centers Corp.
4.70%, 06/01/2027	368	339

Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	16,336
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	4,937
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	860
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	6,556
3.00%, 01/22/2030(1)	562	442
3.63%, 03/01/2041(1)	6,000	3,569
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	3,282	2,033
4.25%, 04/14/2025(1)	2,880	2,738
5.00%, 01/17/2024(1)	860	848
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	3,989
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	8,865
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	10,598	9,612
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,232
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,250
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	701
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,409
State Street Corp.
2.20%, 03/03/2031	14,130	11,002
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	902
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,030
2.63%, 07/14/2026	644	580
3.04%, 07/16/2029	5,005	4,202
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,404
Swedbank AB
5.34%, 09/20/2027(1)	5,125	4,966
Synchrony Bank
5.40%, 08/22/2025	3,144	3,066
5.63%, 08/23/2027	1,633	1,563
Synchrony Financial
3.95%, 12/01/2027	1,500	1,301
4.50%, 07/23/2025	4,000	3,815
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,729
4.90%, 09/15/2044(1)	200	175
6.85%, 12/16/2039(1)	218	237
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,566
4.69%, 09/15/2027	14,622	14,135

Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,208
6.13%, 08/15/2043	5,000	4,732
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,081
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,317
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	6,550	5,595
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(3)	1,515	1,273
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	6,420	4,666
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,077
4.13%, 09/24/2025(1)	2,510	2,397
4.23% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,339
4.25%, 03/23/2028(1)	3,000	2,761
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,706
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,902
4.70% (1 Year CMT Index + 2.05%), 08/05/2027(1)(3)	2,615	2,479
UDR, Inc.
1.90%, 03/15/2033	2,025	1,403
2.10%, 08/01/2032	1,430	1,033
2.95%, 09/01/2026	276	250
3.00%, 08/15/2031	415	330
3.20%, 01/15/2030	1,565	1,317
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	926
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	1,996
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,153
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	607
Ventas Realty LP
3.25%, 10/15/2026	323	296
3.50%, 02/01/2025	251	240
3.75%, 05/01/2024	382	373
3.85%, 04/01/2027	677	635
4.13%, 01/15/2026	126	121
Vornado Realty LP
3.50%, 01/15/2025	800	749
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(3)	4,525	4,166
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,466
2.57% (SOFR + 1.26%), 02/11/2031(3)	12,110	9,693
3.00%, 04/22/2026	2,125	1,947
4.10%, 06/03/2026	3,580	3,406
4.30%, 07/22/2027	729	682
4.40%, 06/14/2046	626	477
4.61% (SOFR + 2.13%), 04/25/2053(3)	3,301	2,682

4.65%, 11/04/2044	675	536
4.90%, 11/17/2045	1,571	1,285
5.38%, 11/02/2043	317	274
Welltower, Inc.
3.10%, 01/15/2030	1,085	903
6.50%, 03/15/2041	700	693
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,520
Weyerhaeuser Co.
7.38%, 03/15/2032	142	153
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,393
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,382
2.45%, 02/01/2032	1,360	1,015
4.25%, 10/01/2026	3,404	3,207
WR Berkley Corp.
4.75%, 08/01/2044	3,445	2,927
XLIT Ltd.
5.25%, 12/15/2043	2,700	2,588

Total Financials		1,779,792

Industrials – 1.85%
Airbus SE
3.15%, 04/10/2027(1)	736	680
3.95%, 04/10/2047(1)	150	117
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,911
Amphenol Corp.
3.20%, 04/01/2024	8,135	7,984
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	211
3.88%, 01/12/2028	221	200
4.50%, 03/01/2023	183	183
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,203
3.00%, 09/15/2050(1)	754	481
5.80%, 10/11/2041(1)	400	387
Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,178
Boeing Co.
1.17%, 02/04/2023	2,040	2,015
1.43%, 02/04/2024	4,150	3,942
1.95%, 02/01/2024	2,080	1,996
2.20%, 02/04/2026	19,535	17,336
2.75%, 02/01/2026	1,415	1,281

2.85%, 10/30/2024	3,650	3,460
3.10%, 05/01/2026	1,529	1,396
3.25%, 03/01/2028	2,061	1,784
3.30%, 03/01/2035	1,410	995
3.63%, 02/01/2031	4,745	3,939
3.95%, 08/01/2059	4,825	2,998
4.88%, 05/01/2025	5,616	5,480
5.04%, 05/01/2027	1,185	1,142
5.15%, 05/01/2030	4,225	3,908
5.71%, 05/01/2040	1,555	1,358
5.81%, 05/01/2050	8,890	7,725
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,145
3.30%, 09/15/2051	530	377
3.55%, 02/15/2050	517	388
4.38%, 09/01/2042	462	397
4.45%, 01/15/2053	4,785	4,147
5.15%, 09/01/2043	389	369
5.40%, 06/01/2041	542	529
5.75%, 05/01/2040	373	378
6.15%, 05/01/2037	320	339
7.29%, 06/01/2036	134	152
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644	612
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	2,912
Caterpillar Financial Services Corp.
3.60%, 08/12/2027	2,978	2,812
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	1,876
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,580
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	184
CRH America, Inc.
3.88%, 05/18/2025(1)	354	341
5.13%, 05/18/2045(1)	230	198
CSX Corp.
3.35%, 09/15/2049	305	215
4.10%, 11/15/2032	7,572	6,876
4.10%, 03/15/2044	175	141
4.50%, 11/15/2052	3,331	2,798
4.65%, 03/01/2068	2,000	1,614
4.75%, 11/15/2048	1,280	1,129
5.50%, 04/15/2041	402	388

Eaton Corp.
4.00%, 11/02/2032	143	128
4.15%, 03/15/2033	3,193	2,885
5.80%, 03/15/2037	500	495
7.63%, 04/01/2024	206	214
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,095
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	4,000
FedEx Corp.
2.40%, 05/15/2031	3,085	2,403
4.95%, 10/17/2048	3,000	2,535
Flex Ltd.
3.75%, 02/01/2026	14,000	13,006
GE Capital Funding LLC
4.55%, 05/15/2032	4,013	3,718
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	14,988	13,428
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,730
1.51%, 04/15/2026(1)	11,485	10,046
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	641
John Deere Capital Corp.
4.05%, 09/08/2025	4,928	4,848
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	743
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,649
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970	1,474
3.83%, 04/27/2025	820	791
4.85%, 04/27/2035	1,000	903
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,681
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	749
3.50%, 12/15/2027	6,165	5,675
4.25%, 07/02/2024	1,705	1,679
6.25%, 05/01/2037	107	103
Masco Corp.
2.00%, 10/01/2030	760	572
6.50%, 08/15/2032	1,240	1,244
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,126	2,579
5.50%, 07/31/2047(1)	3,902	2,438

Norfolk Southern Corp.
3.95%, 10/01/2042	332	261
4.05%, 08/15/2052	1,100	845
4.80%, 08/15/2043	1,273	1,076
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	1,881
Northrop Grumman Corp.
3.85%, 04/15/2045	195	149
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,255
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	2,805
Pactiv LLC
7.95%, 12/15/2025	34	32
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	272
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,342
3.95%, 03/10/2025(1)	7,000	6,712
Precision Castparts Corp.
4.20%, 06/15/2035	75	68
4.38%, 06/15/2045	415	349
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	1,599
3.75%, 11/01/2046	1,130	850
4.15%, 05/15/2045	1,683	1,349
4.35%, 04/15/2047	970	807
4.50%, 06/01/2042	1,823	1,559
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	628
4.40%, 05/27/2045(1)	513	439
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,166
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	10,212
Textron, Inc.
3.65%, 03/15/2027	4,975	4,570
Timken Co.
3.88%, 09/01/2024	1,000	977
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,924
Union Pacific Corp.
4.10%, 09/15/2067	200	151

Vontier Corp.
2.40%, 04/01/2028	8,000	6,247
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,704
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,518
4.38%, 08/15/2023	322	319
WestRock MWV LLC
8.20%, 01/15/2030	537	603
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,253
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,831
2.25%, 01/30/2031	960	768

Total Industrials		298,166

Technology – 1.65%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,080
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,413
Apple, Inc.
2.70%, 08/05/2051	5,980	3,947
3.25%, 08/08/2029	19,174	17,502
3.85%, 08/04/2046	776	642
3.95%, 08/08/2052	7,006	5,850
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,311
3.14%, 11/15/2035(1)	16,812	11,780
3.19%, 11/15/2036(1)	17,915	12,253
4.75%, 04/15/2029	6,850	6,389
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,204
CGI, Inc.
1.45%, 09/14/2026	2,182	1,887
2.30%, 09/14/2031	3,919	2,892
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	4,463	2,762
5.30%, 10/01/2029	1,100	1,025
6.02%, 06/15/2026	8,889	8,925
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	2,502	2,218
Fiserv, Inc.
3.20%, 07/01/2026	890	820
3.85%, 06/01/2025	5,000	4,800
4.40%, 07/01/2049	2,850	2,210

Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,715
HP, Inc.
3.00%, 06/17/2027	1,380	1,223
Intel Corp.
3.75%, 08/05/2027	12,164	11,549
4.00%, 08/05/2029	7,010	6,522
4.90%, 08/05/2052	4,582	4,046
International Business Machines Corp.
4.00%, 07/27/2025	3,329	3,264
4.40%, 07/27/2032	3,012	2,781
4.90%, 07/27/2052	741	648
KLA Corp.
3.30%, 03/01/2050	1,800	1,264
Leidos, Inc.
2.30%, 02/15/2031	1,075	797
3.63%, 05/15/2025	3,500	3,354
Microchip Technology, Inc.
0.97%, 02/15/2024	28,769	27,105
0.98%, 09/01/2024	1,346	1,239
2.67%, 09/01/2023	5,353	5,217
Micron Technology, Inc.
2.70%, 04/15/2032	7,951	5,786
Microsoft Corp.
2.40%, 08/08/2026	600	555
2.53%, 06/01/2050	9,330	6,096
3.04%, 03/17/2062	589	402
3.50%, 02/12/2035	318	286
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,627
2.65%, 02/15/2032	4,875	3,657
2.70%, 05/01/2025	2,110	1,956
3.25%, 05/11/2041	3,600	2,361
3.40%, 05/01/2030	2,970	2,475
4.30%, 06/18/2029	7,077	6,337
Oracle Corp.
2.95%, 04/01/2030	4,671	3,765
3.60%, 04/01/2040	2,500	1,697
3.60%, 04/01/2050	7,223	4,519
3.65%, 03/25/2041	1,537	1,044
3.80%, 11/15/2037	600	435
3.85%, 07/15/2036	1,065	797
3.90%, 05/15/2035	936	717
4.30%, 07/08/2034	221	180
4.38%, 05/15/2055	400	274

QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,385
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,523
2.00%, 06/30/2030	1,150	881
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,479
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	4,808
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,732
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	3,342
4.50%, 04/22/2052	1,880	1,621
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,526
VMware, Inc.
1.40%, 08/15/2026	8,282	7,083
1.80%, 08/15/2028	1,928	1,528
2.20%, 08/15/2031	7,403	5,388
4.65%, 05/15/2027	1,370	1,309
Workday, Inc.
3.50%, 04/01/2027	3,141	2,905
3.80%, 04/01/2032	2,910	2,526
Xilinx, Inc.
2.38%, 06/01/2030	2,000	1,650

Total Technology		267,286

Utilities – 2.99%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,709
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,655
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	393
3.75%, 12/01/2047	2,600	1,960
4.00%, 12/01/2046	2,020	1,582
4.25%, 09/15/2048	4,790	3,908
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,932
3.75%, 03/01/2045	182	137
4.10%, 01/15/2042	233	182
4.15%, 08/15/2044	205	166
6.13%, 05/15/2038	219	223
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,871

Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,466	1,628
Ameren Corp.
2.50%, 09/15/2024	2,153	2,044
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,903
American Water Capital Corp.
3.45%, 06/01/2029	590	525
4.00%, 12/01/2046	2,350	1,833
6.59%, 10/15/2037	386	406
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,011
4.25%, 07/15/2027(1)	1,098	1,017
Arizona Public Service Co.
3.35%, 06/15/2024	676	655
3.75%, 05/15/2046	2,290	1,646
5.05%, 09/01/2041	349	301
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,505
4.15%, 01/15/2043	830	686
5.75%, 10/15/2052	1,214	1,212
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,435
Avangrid, Inc.
3.15%, 12/01/2024	610	583
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	617
3.20%, 09/15/2049	1,105	762
3.50%, 08/15/2046	375	276
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,708
6.13%, 04/01/2036	366	374
Boston Gas Co.
4.49%, 02/15/2042(1)	253	203
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,000
4.27%, 03/15/2048(1)	1,100	803
4.50%, 03/10/2046(1)	2,000	1,513
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	121
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(1)	1,910	1,808
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,200

CMS Energy Corp.
2.95%, 02/15/2027	348	314
3.00%, 05/15/2026	110	102
3.45%, 08/15/2027	350	317
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,256
4.88%, 01/15/2024(1)	322	314
Commonwealth Edison Co.
3.65%, 06/15/2046	364	273
3.75%, 08/15/2047	1,000	771
4.00%, 03/01/2048	4,615	3,697
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,226
3.88%, 06/15/2047	1,800	1,365
4.13%, 05/15/2049	4,293	3,332
4.30%, 12/01/2056	3,050	2,354
4.50%, 05/15/2058	538	424
5.70%, 06/15/2040	318	306
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,199
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	2,938
6.25%, 10/01/2039	300	293
Consumers Energy Co.
3.25%, 08/15/2046	190	138
4.20%, 09/01/2052	3,322	2,754
4.35%, 08/31/2064	191	149
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	132
Dominion Energy, Inc.
2.45%, 01/15/2023(1)	3,264	3,246
2.85%, 08/15/2026	304	278
3.30%, 04/15/2041	1,438	1,037
3.90%, 10/01/2025	15,589	14,971
4.90%, 08/01/2041	212	187
5.25%, 08/01/2033	1,161	1,102
7.00%, 06/15/2038	124	131
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,684
4.22%, 11/01/2024(2)	12,313	12,072
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	655
4.25%, 12/15/2041	141	118
6.00%, 12/01/2028	235	242
Duke Energy Corp.
3.75%, 09/01/2046	13,800	9,772
3.95%, 08/15/2047	1,740	1,267

4.30%, 03/15/2028	9,615	9,051
5.00%, 08/15/2052	3,134	2,671
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636	2,987
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	450
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,068
3.70%, 10/15/2046	506	382
4.10%, 05/15/2042	217	175
4.10%, 03/15/2043	181	148
4.15%, 12/01/2044	129	104
4.20%, 08/15/2045	325	263
4.38%, 03/30/2044	132	110
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	1,917
3.62%, 08/01/2027(1)	6,675	5,932
Edison International
3.13%, 11/15/2022	4,014	4,007
3.55%, 11/15/2024	3,606	3,462
5.75%, 06/15/2027	10,028	9,819
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,271
Emera US Finance LP
3.55%, 06/15/2026	3,895	3,617
4.75%, 06/15/2046	900	707
Enel Finance International NV
1.88%, 07/12/2028(1)	270	210
2.65%, 09/10/2024(1)	1,440	1,363
3.50%, 04/06/2028(1)	5,845	5,038
4.75%, 05/25/2047(1)	7,050	5,161
6.00%, 10/07/2039(1)	307	265
6.80%, 09/15/2037(1)	2,425	2,310
Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,205
Entergy Arkansas LLC
2.65%, 06/15/2051	960	580
Entergy Corp.
2.95%, 09/01/2026	310	283
Entergy Louisiana LLC
2.40%, 10/01/2026	650	583
2.90%, 03/15/2051	1,570	993
3.05%, 06/01/2031	440	369
3.12%, 09/01/2027	370	336
4.00%, 03/15/2033	2,610	2,311

Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,175
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,412
Evergy Metro, Inc.
3.15%, 03/15/2023	375	373
4.20%, 03/15/2048	500	405
5.30%, 10/01/2041	1,032	968
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,809
Eversource Energy
2.90%, 03/01/2027	6,012	5,456
Exelon Corp.
4.95%, 06/15/2035	1,500	1,370
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,303
FirstEnergy Corp.
3.40%, 03/01/2050	895	586
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	3,775	3,209
4.35%, 01/15/2025(1)	14,745	14,217
4.55%, 04/01/2049(1)	2,858	2,232
5.45%, 07/15/2044(1)	3,521	3,184
Florida Power & Light Co.
2.88%, 12/04/2051	4,345	2,864
5.40%, 09/01/2035	700	678
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,084
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,048
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,712
6.88%, 06/21/2023(1)	7,780	7,842
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	731
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	710
6.15%, 06/01/2037	400	389
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	406	384
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	481
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	464
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,169

Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,505
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	925
Nevada Power Co.
5.38%, 09/15/2040	261	240
5.45%, 05/15/2041	386	349
New England Power Co.
3.80%, 12/05/2047(1)	5,108	3,769
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	750
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	19,287	19,010
4.45%, 06/20/2025	5,994	5,889
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,659
3.51%, 10/01/2024(1)	258	248
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,214
2.95%, 09/01/2029	1,520	1,283
4.38%, 05/15/2047	3,618	2,870
5.80%, 02/01/2042	774	726
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,802
4.13%, 05/15/2044	1,480	1,237
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,371
2.45%, 12/02/2027(1)	6,215	5,088
4.45%, 06/15/2029(1)	1,155	1,002
Ohio Power Co.
2.90%, 10/01/2051	1,390	869
4.15%, 04/01/2048	1,190	953
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,310
5.75%, 03/15/2029	124	127
Pacific Gas & Electric Co.
1.70%, 11/15/2023	1,880	1,803
2.95%, 03/01/2026	990	873
3.25%, 02/16/2024	19,096	18,429
3.45%, 07/01/2025	1,570	1,460
3.75%, 02/15/2024	3,148	3,055
3.75%, 08/15/2042	376	238
3.80% (SOFR + 1.15%), 11/14/2022(3)	2,245	2,240
4.00%, 12/01/2046	2,289	1,458

4.25%, 08/01/2023	2,482	2,462
4.30%, 03/15/2045	638	423
4.45%, 04/15/2042	1,905	1,342
4.50%, 07/01/2040	4,527	3,293
PECO Energy Co.
2.80%, 06/15/2050	860	553
2.85%, 09/15/2051	2,878	1,853
3.70%, 09/15/2047	2,120	1,635
3.90%, 03/01/2048	5,235	4,126
4.15%, 10/01/2044	353	293
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,124
Pepco Holdings LLC
7.45%, 08/15/2032	222	246
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(1)	1,920	1,776
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,571
5.10%, 06/01/2052	2,420	2,303
5.21%, 12/01/2047	1,285	1,216
Potomac Electric Power Co.
6.50%, 11/15/2037	136	145
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,406
4.13%, 06/15/2044	208	170
Public Service Co. of Colorado
3.55%, 06/15/2046	353	264
4.10%, 06/15/2048	2,515	2,049
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	670
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,199
5.38%, 11/01/2039	117	109
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,296
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,347
3.65%, 05/15/2025	1,200	1,135
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,449
3.75%, 06/01/2047	4,417	3,300
3.95%, 11/15/2041	310	242
5.35%, 05/15/2040	3,430	3,208
6.00%, 06/01/2026	213	220

Sempra Energy
6.00%, 10/15/2039	752	730
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,786
3.65%, 03/01/2028	1,200	1,094
3.90%, 12/01/2041	392	285
4.05%, 03/15/2042	800	596
4.13%, 03/01/2048	1,880	1,397
5.45%, 06/01/2052	1,815	1,619
6.05%, 03/15/2039	253	244
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,204
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,902
5.11%, 08/01/2027	4,294	4,179
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	208
3.95%, 10/01/2046	282	207
4.40%, 06/01/2043	160	128
5.88%, 03/15/2041	1,210	1,160
Southern Power Co.
5.15%, 09/15/2041	746	653
Southwest Gas Corp.
3.80%, 09/29/2046	508	342
Southwestern Public Service Co.
4.50%, 08/15/2041	350	301
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,045
6.15%, 05/15/2037	680	699
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371	272
Union Electric Co.
3.65%, 04/15/2045	1,370	1,023
3.90%, 04/01/2052	3,065	2,407
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,623
3.80%, 04/01/2028	2,675	2,510
4.45%, 02/15/2044	126	106
4.65%, 08/15/2043	1,765	1,519
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,061
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	195
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,735

Total Utilities		483,719

Total Corporate Bonds (Cost: $5,364,213)		4,567,781

Government Related – 21.90%
Other Government Related – 1.53%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	576
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,629
Atlanta Independent School System
5.56%, 03/01/2026	535	548
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	5,753
6.26%, 04/01/2049	1,650	1,878
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,404
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,883
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	670	706
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,097
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,782
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,585	1,742
Clark County School District
5.51%, 06/15/2024	1,700	1,709
Colombia Government International Bond
3.00%, 01/30/2030	2,682	1,922
4.50%, 03/15/2029	1,411	1,157
Corp. Andina de Fomento
2.75%, 01/06/2023	1,125	1,119
Curators of the University of Missouri
5.96%, 11/01/2039	3,445	3,620
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	767
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,164
Export-Import Bank of Korea
4.00%, 09/15/2024	4,764	4,713
4.25%, 09/15/2027	7,946	7,718

Fannie Mae
0.88%, 08/05/2030	3,585	2,804
1.63%, 01/07/2025	6,247	5,894
2.63%, 09/06/2024	5,221	5,064
6.63%, 11/15/2030	2,920	3,410
7.13%, 01/15/2030	1,500	1,775
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	2,009
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,764	4,380
Finnvera OYJ
2.38%, 06/04/2025(1)	600	570
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,244
Indonesia Government International Bond
4.13%, 01/15/2025(1)	1,325	1,298
4.15%, 09/20/2027	3,772	3,583
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,764
0.00%, 11/01/2024	1,000	910
5.50%, 09/18/2033	619	683
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	190
2.13%, 10/25/2023(1)	3,400	3,318
3.25%, 04/24/2023(1)	1,000	993
Korea National Oil Corp.
1.75%, 04/18/2025(1)	5,339	4,910
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,819
Mexico Government International Bond
2.66%, 05/24/2031	2,579	1,977
3.50%, 02/12/2034	3,202	2,433
3.75%, 01/11/2028	3,517	3,226
3.77%, 05/24/2061	1,753	1,034
4.13%, 01/21/2026	1,014	982
4.28%, 08/14/2041	6,339	4,611
4.35%, 01/15/2047	42	30
4.40%, 02/12/2052	3,052	2,102
4.60%, 01/23/2046	1,494	1,101
4.60%, 02/10/2048	1,482	1,079
4.75%, 03/08/2044	450	345
5.75%, 10/12/2110	588	454
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	10	10
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,410	6,417

New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,934
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,158
5.60%, 03/15/2040	260	271
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,065
North American Development Bank
2.40%, 10/26/2022	684	684
North Carolina Housing Finance Agency
3.00%, 01/01/2033	190	189
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(3)(8)	7,358	7,226
Ohio State University
4.05%, 12/01/2056	406	339
4.80%, 06/01/2111	1,102	951
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,122
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,758
5.63%, 11/18/2050	190	179
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,804
5.65%, 11/01/2040	435	451
5.65%, 11/01/2040	1,260	1,308
Province of Manitoba Canada
2.13%, 06/22/2026	400	366
Qatar Government International Bond
4.40%, 04/16/2050(1)	1,959	1,722
4.82%, 03/14/2049(1)	1,200	1,110
5.10%, 04/23/2048(1)	3,140	3,038
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,099
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	396
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	672
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,020
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,203
2.88%, 03/04/2023(1)	5,560	5,514
3.45%, 02/02/2061(1)	1,185	804
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,077

State of California
7.30%, 10/01/2039	4,025	4,818
7.50%, 04/01/2034	5,540	6,595
State of Illinois
5.00%, 10/01/2022	685	685
5.00%, 11/01/2022	10,340	10,351
5.10%, 06/01/2033	10,930	10,412
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,070
1.50%, 09/15/2031	1,230	982
2.88%, 02/01/2027	805	765
4.25%, 09/15/2065	1,720	1,534
4.63%, 09/15/2060	1,308	1,279
5.50%, 06/15/2038	57	62
5.88%, 04/01/2036	2,967	3,311
7.13%, 05/01/2030	1,615	1,915
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,560
0.00%, 03/15/2032	1,514	1,015
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,603
0.00%, 06/15/2035	258	147
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,370
Three Rivers Local School District
5.21%, 09/15/2027	285	285
Tokyo Metropolitan Government
3.25%, 06/01/2023(1)	1,200	1,192
University of Michigan
4.45%, 04/01/2122	7,800	6,226
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,380
University of Virginia
2.58%, 11/01/2051	3,150	1,988
4.18%, 09/01/2117	1,540	1,213
Uruguay Government International Bond
4.98%, 04/20/2055	790	705
5.10%, 06/18/2050	1,150	1,051
West Contra Costa Unified School District
6.25%, 08/01/2030	215	230
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		247,215

U.S. Treasury Obligations – 20.37%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(9)	849	840
2.50%, 01/15/2029(9)	570	590
3.63%, 04/15/2028(9)	1,911	2,076

U.S. Treasury Note/Bond
0.25%, 05/31/2025	30,950	27,838
0.38%, 07/15/2024	51,200	47,806
0.38%, 01/31/2026	3,785	3,334
0.50%, 02/28/2026	44,920	39,637
0.63%, 07/31/2026	26,486	23,164
0.63%, 08/15/2030	2,700	2,116
0.75%, 03/31/2026(10)	23,903	21,224
0.75%, 04/30/2026	45,205	40,029
0.75%, 01/31/2028	60,000	50,510
0.88%, 06/30/2026	30,935	27,387
0.88%, 09/30/2026	1,365	1,201
0.88%, 11/15/2030	20,235	16,120
1.00%, 07/31/2028	32,000	26,954
1.13%, 10/31/2026	107,084	94,941
1.13%, 08/31/2028	185,250	156,833
1.13%, 05/15/2040	5,125	3,203
1.13%, 08/15/2040	9,056	5,610
1.25%, 11/30/2026	14,157	12,598
1.25%, 12/31/2026	8,469	7,523
1.25%, 03/31/2028	56,535	48,746
1.25%, 06/30/2028	90,462	77,528
1.25%, 09/30/2028	24,505	20,859
1.25%, 08/15/2031	63,340	51,189
1.25%, 05/15/2050	38,986	21,820
1.38%, 11/15/2031	8,874	7,210
1.38%, 11/15/2040	210,649	136,173
1.38%, 08/15/2050	49,290	28,540
1.50%, 09/30/2024	26,000	24,648
1.50%, 01/31/2027	822	737
1.50%, 02/15/2030	1,855	1,574
1.63%, 05/15/2026	20,000	18,280
1.63%, 05/15/2031	4,225	3,546
1.63%, 11/15/2050	33,177	20,598
1.75%, 12/31/2024	37,138	35,188
1.75%, 12/31/2026	115	104
1.75%, 01/31/2029	69,680	60,847
1.75%, 08/15/2041	38,777	26,512
1.88%, 02/28/2027	44,460	40,490
1.88%, 02/28/2029	33,900	29,837
1.88%, 02/15/2032	32,500	27,539
1.88%, 02/15/2041	37,782	26,762
1.88%, 02/15/2051	37,494	24,822

1.88%, 11/15/2051	96,846	64,043
2.00%, 06/30/2024	543	522
2.00%, 08/15/2025	150	141
2.00%, 11/15/2026	27,425	25,184
2.00%, 11/15/2041	22,413	16,041
2.00%, 02/15/2050	35,859	24,635
2.00%, 08/15/2051	32,246	22,026
2.13%, 02/29/2024	10,842	10,517
2.13%, 05/15/2025	670	635
2.25%, 11/15/2024	20,529	19,692
2.25%, 11/15/2025	77,146	72,647
2.25%, 02/15/2027	1,530	1,414
2.25%, 05/15/2041	165,959	125,461
2.25%, 08/15/2046	39,102	28,157
2.25%, 08/15/2049	9,259	6,770
2.25%, 02/15/2052	30,950	22,487
2.38%, 03/31/2029	59,850	54,192
2.38%, 02/15/2042	80,179	61,437
2.38%, 11/15/2049	32,332	24,347
2.38%, 05/15/2051	19,851	14,851
2.50%, 05/15/2024	13,638	13,247
2.50%, 02/28/2026	1,285	1,215
2.50%, 03/31/2027	15,034	14,044
2.50%, 02/15/2045	152,475	116,244
2.50%, 02/15/2046	14,435	10,960
2.50%, 05/15/2046	38,500	29,183
2.63%, 01/31/2026	25,000	23,760
2.63%, 05/31/2027	36,850	34,593
2.75%, 05/31/2023	1,737	1,722
2.75%, 02/15/2024	1,000	978
2.75%, 04/30/2027	9,343	8,817
2.75%, 07/31/2027	39,046	36,767
2.75%, 05/31/2029	380	352
2.75%, 08/15/2032	51,789	47,355
2.75%, 11/15/2042	13,300	10,775
2.88%, 04/30/2025	840	812
2.88%, 05/31/2025	5,392	5,202
2.88%, 06/15/2025	18,150	17,504
2.88%, 04/30/2029	42,000	39,208
2.88%, 05/15/2032	111,310	102,910
2.88%, 05/15/2043	129,960	107,110
2.88%, 08/15/2045	8,405	6,858
2.88%, 05/15/2049	7,305	6,088
2.88%, 05/15/2052	22,811	19,129
3.00%, 06/30/2024	70,175	68,645

3.00%, 11/15/2044	1,585	1,324
3.00%, 02/15/2047	780	652
3.00%, 05/15/2047	12,505	10,468
3.00%, 02/15/2048	870	732
3.13%, 08/15/2025	5,833	5,654
3.13%, 08/31/2027	117,245	112,464
3.13%, 08/31/2029	21,632	20,530
3.13%, 02/15/2043	18,100	15,557
3.13%, 05/15/2048	24,938	21,564
3.25%, 08/31/2024	23,387	22,965
3.25%, 06/30/2027	17,302	16,675
3.25%, 06/30/2029	44,840	42,859
3.25%, 05/15/2042	19,933	17,691
3.38%, 08/15/2042	45,034	40,791
3.50%, 09/15/2025	18,998	18,611
3.50%, 02/15/2039	22,157	21,095
3.63%, 08/15/2043	16,350	15,246
3.63%, 02/15/2044	10,150	9,433
3.75%, 11/15/2043	10,943	10,392
3.88%, 09/30/2029	905	901
3.88%, 08/15/2040	25,825	25,375
4.13%, 09/30/2027	7,857	7,883
4.25%, 09/30/2024	18,851	18,860
4.25%, 05/15/2039	9,000	9,381
4.38%, 11/15/2039	11,454	12,095
4.38%, 05/15/2041	1,500	1,571
4.75%, 02/15/2037	6,162	6,830
U.S. Treasury Strip Coupon
0.00%, 02/15/2024	12,206	11,529
0.00%, 05/15/2024	21,322	19,923
0.00%, 08/15/2024	1,834	1,697
0.00%, 11/15/2024	6,105	5,593
0.00%, 02/15/2025	799	724
0.00%, 05/15/2025	3,279	2,940
0.00%, 08/15/2027	4,314	3,538
0.00%, 11/15/2027	4,607	3,737
0.00%, 02/15/2031	12,590	9,051
0.00%, 02/15/2032	46,250	31,970
0.00%, 11/15/2034	2,487	1,534
0.00%, 02/15/2035	1,824	1,113
0.00%, 05/15/2035	1,920	1,161
0.00%, 08/15/2035	175	104
0.00%, 05/15/2036	121	70
0.00%, 05/15/2039	255	130
0.00%, 02/15/2041	50,000	23,500

0.00%, 08/15/2041	1,425	647
0.00%, 05/15/2043	36,515	15,237
0.00%, 02/15/2046	20,000	7,543

Total U.S. Treasury Obligations		3,293,100

Total Government Related (Cost: $4,156,100)		3,540,315

Mortgage-Backed Obligations – 36.21%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	5,006
ACRE Commercial Mortgage 2021-FL4 Ltd.
4.09% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,923
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	6,531	6,005
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,265	1,178
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	291	284
Alternative Loan Trust 2005-1CB
4.02% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(8)	87	6
Alternative Loan Trust 2005-20CB
1.67% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(8)	314	11
Alternative Loan Trust 2005-22T1
1.99% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(8)	433	30
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	126	110
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	3
Alternative Loan Trust 2005-37T1
1.97% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(8)	1,437	80
Alternative Loan Trust 2005-54CB
1.77% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(8)	415	18
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	105	82
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	51	44
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	50	27
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(5)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	13,200	12,886
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.40%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	14,865

ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	26
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	9,100	8,685
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	890
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(1)	6,300	6,046
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(5)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	4
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	19	17
Banc of America Alternative Loan Trust 2007-1
3.92%, 10/25/2022, Series 2007-1, Class 1A1(4)	9	7
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	13	9
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	696	670
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	11	10
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2005-C Trust
3.23% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(3)	657	649
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	4	2
Banc of America Mortgage 2003-C Trust
2.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,300
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,694
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,603
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,694
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,293

BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	6,922
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,242
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,761
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	17,864
BANK 2022-BNK43
4.40%, 08/15/2055, Series 2022-BNK43, Class A5	2,895	2,718
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(1)(4)	2,832	2,834
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	18,742
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,192
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	20,756
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	7,988
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,350
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,295
Bear Stearns ARM Trust 2003-2
2.59%, 01/25/2033, Series 2003-2, Class A5(1)(4)	58	58
Bear Stearns ARM Trust 2003-7
3.15%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.10%, 05/25/2034, Series 2004-2, Class 14A(4)	22	21
Bear Stearns ARM Trust 2006-1
2.40% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	57	56
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(5)	61	0
Bellemeade Re 2018-3 Ltd.
4.93% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(3)	594	593
Bellemeade Re 2019-3 Ltd.
4.68% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(3)	894	893
Bellemeade RE 2021-3 Ltd.
3.28% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	5,751	5,667
3.28% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	7,896

Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,370
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	25,395
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511	431
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637	2,967
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,091
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420	7,399
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735	2,947
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664	6,796
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844	3,779
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,416
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,204
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000	2,449
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	544	444
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	1,465	1,200
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	17,944
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,588
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5	2,052	1,613
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	19,973
Cascade Funding Mortgage Trust 2021-FRR1
2.10%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	3,947
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	87	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,024
Chase Mortgage Finance Trust Series 2006-A1
3.99%, 09/25/2036, Series 2006-A1, Class 2A3(4)	64	57
Chase Mortgage Finance Trust Series 2007-A1
3.09%, 02/25/2037, Series 2007-A1, Class 9A1(4)	14	14
3.09%, 02/25/2037, Series 2007-A1, Class 1A3(4)	14	14
3.65%, 02/25/2037, Series 2007-A1, Class 2A1(4)	28	27
3.72%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3

Chase Mortgage Finance Trust Series 2007-A2
3.21%, 06/25/2035, Series 2007-A2, Class 1A1(4)	8	8
3.26%, 06/25/2035, Series 2007-A2, Class 2A1(4)	19	19
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	15	14
5.75%, 04/25/2034, Series 2004-3, Class A4	10	9
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	63	61
CHL Mortgage Pass-Through Trust 2004-7
3.16%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	4
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
3.02%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	7
CHL Mortgage Pass-Through Trust 2004-HYB3
2.72%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	28	27
CHL Mortgage Pass-Through Trust 2004-HYB6
3.30%, 11/20/2034, Series 2004-HYB6, Class A3(4)	23	22
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	6
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6	4
CHL Mortgage Pass-Through Trust 2005-22
2.56%, 11/25/2035, Series 2005-22, Class 2A1(4)	93	80
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	20	19
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,282	2,233
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	6,579
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	8,862
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	685
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,377
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,545
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	6,994
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,616
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,884	13,724

Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,054
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,286
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,000	932
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,177
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996	3,466
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,331
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(5)	0	0
3.64%, 09/25/2033, Series 2003-HYB1, Class A(4)	22	22
Citigroup Mortgage Loan Trust 2009-10
4.14%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	62	61
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	245	227
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	2	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(5)	0	0
2.55%, 02/25/2035, Series 2005-1, Class 2A1A(4)	18	14
3.76%, 08/25/2035, Series 2005-5, Class 1A2(4)	47	35
3.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	5
5.25%, 10/25/2033, Series 2003-1, Class 2A5	6	6
5.50%, 05/25/2035, Series 2005-2, Class 2A11	53	50
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	977	945
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	508
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,189	1,179
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,049
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	8,690	8,581
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,226	1,218
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035, Series 2013-SFS, Class A2(1)(4)	708	695
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,248
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,915	9,561

COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,771	4,543
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	739
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	9,489	9,007
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,332
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,855
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,026
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,473
Connecticut Avenue Securities Trust 2021-R03
3.13% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	926	905
Connecticut Avenue Securities Trust 2022-R01
4.18% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	6,720
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(5)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	24	17
3.29%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	15	14
5.25%, 09/25/2033, Series 2003-21, Class 1A4	29	27
6.66%, 02/25/2033, Series 2003-1, Class DB1(4)	48	46
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,091
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,752
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,025	13,530
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,149
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125	18,498
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	2	2
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	21	20
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	64	60
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	115	13
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,379

CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	4,145	3,903
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,350	2,265
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,843	3,671
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(1)(4)(14)	2,457	2,261
CSMCM 2018-RPL9 Trust
4.20%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)(14)	1,981	1,670
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,164
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,335
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(2)(5)	0	0
Eagle RE 2018-1 Ltd.
4.78% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,502
Eagle RE 2019-1 Ltd.
4.88% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	861
Eagle RE 2021-2 Ltd.
3.83% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	21,840	21,674
EDP Finance BV
3.63%, 07/15/2024(1)	700	676
Fannie Mae
2.00%, 10/01/2052(11)	24,490	19,824
2.50%, 10/01/2037(11)	3,360	3,041
2.50%, 10/01/2052(11)	53,335	44,738
3.00%, 10/01/2037(11)	12,475	11,580
3.00%, 10/01/2052(11)	14,770	12,853
3.00%, 11/01/2052(11)	45,500	39,578
3.50%, 10/01/2037(11)	4,840	4,574
3.50%, 10/01/2052(11)	69,915	62,918
3.50%, 11/01/2052(11)	18,000	16,187
4.00%, 10/01/2037(11)	9,170	8,846
4.00%, 10/01/2052(11)	12,985	12,048
4.50%, 10/01/2052(11)	61,890	58,955
4.50%, 11/01/2052(11)	28,500	27,115
5.00%, 10/01/2052(11)	22,285	21,707
5.00%, 11/01/2052(11)	53,000	51,551
5.50%, 10/01/2052(11)	18,775	18,661
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	39	40
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	66	67

Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	79	84
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	14	14
Fannie Mae Grantor Trust 2004-T2
3.58%, 07/25/2043, Series 2004-T2, Class 2A(4)	57	57
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	124	130
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	204	210
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	83	88
9.92%, 01/25/2044, Series 2004-T3, Class PT1(4)	16	17
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,509	6,054
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	7	7
0.00%, 01/25/2033, Series 329, Class 1	4	4
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	264	266
3.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	595	596
5.00%, 12/25/2033, Series 345, Class 6(4)	6	1
5.50%, 05/25/2036, Series 365, Class 8	22	5
5.50%, 08/25/2036, Series 374, Class 5	16	3
5.50%, 04/25/2037, Series 393, Class 6	6	1
6.00%, 01/25/2038, Series 383, Class 33	15	3
7.50%, 04/25/2023, Series 218, Class 2(5)	0	0
9.00%, 03/25/2024, Series 265, Class 2(5)	0	0
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,287
1.50%, 01/01/2031	10,000	7,915
1.50%, 03/01/2041	1,176	941
1.50%, 02/01/2042	1,459	1,162
1.50%, 10/01/2050	2,020	1,555
1.50%, 11/01/2050	12,071	9,289
1.50%, 12/01/2050	21,831	16,795
1.50%, 01/01/2051	1,588	1,223
1.50%, 02/01/2051	20,960	16,119
1.50%, 11/01/2051	7,570	5,832
1.56%, 01/01/2031	2,275	1,810
1.67% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.60% Cap), 09/01/2036(3)	55	55
1.73% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	24	24
1.75%, 03/01/2032(4)	14,999	11,945
1.80%, 10/01/2033	7,500	5,796
1.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.37% Cap), 09/01/2036(3)	23	23
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(3)	6	6

1.97% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(3)	3	3
1.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
2.00%, 08/01/2031	1,271	1,138
2.00%, 06/01/2036	9,259	8,172
2.00%, 06/01/2040	2,905	2,432
2.00%, 07/01/2040	2,746	2,302
2.00%, 09/01/2040	1,565	1,312
2.00%, 02/01/2041	7,607	6,374
2.00%, 05/01/2041	24,438	20,477
2.00%, 06/01/2041	7,704	6,455
2.00%, 04/01/2042	6,776	5,665
2.00%, 09/01/2050	6,286	5,116
2.00%, 09/01/2050	6,535	5,330
2.00%, 10/01/2050	1,618	1,326
2.00%, 10/01/2050	24,929	20,328
2.00%, 11/01/2050	385	314
2.00%, 11/01/2050	1,550	1,265
2.00%, 11/01/2050	14,838	12,096
2.00%, 12/01/2050	3,300	2,688
2.00%, 12/01/2050	10,731	8,733
2.00%, 01/01/2051	3,766	3,069
2.00%, 01/01/2051	19,004	15,487
2.00%, 02/01/2051	7,746	6,306
2.00%, 03/01/2051	22,492	18,317
2.00%, 04/01/2051	5,933	4,833
2.00%, 05/01/2051	3,673	2,990
2.00%, 07/01/2051	3,009	2,448
2.00%, 08/01/2051	2,222	1,810
2.00%, 08/01/2051	3,736	3,041
2.00%, 08/01/2051	5,955	4,844
2.00%, 08/01/2051	12,330	10,029
2.00%, 09/01/2051	1,984	1,612
2.00%, 09/01/2051	15,673	12,736
2.00%, 10/01/2051	174	141
2.00%, 10/01/2051	5,027	4,086
2.00%, 10/01/2051	10,135	8,264
2.00%, 10/01/2051	16,676	13,549
2.00%, 12/01/2051	12,541	10,202
2.00%, 12/01/2051	13,700	11,152
2.00%, 01/01/2052	14,206	11,533
2.00%, 02/01/2052	9,663	7,846
2.00%, 02/01/2052	11,181	9,122
2.00%, 03/01/2052	20,796	16,884
2.00%, 04/01/2052	1,457	1,184
2.00% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	13	13

2.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	4	4
2.03% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 10.63% Cap), 01/01/2037(3)	9	9
2.05% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	30	30
2.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
2.08%, 10/01/2033	9,889	7,974
2.10% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	20	21
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.05% Cap), 11/01/2034(3)	3	3
2.16%, 01/01/2034	6,070	4,723
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(5)	0	0
2.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(5)	0	0
2.23% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 10.91% Cap), 04/01/2037(3)	10	10
2.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(3)	16	16
2.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(3)	42	42
2.34%, 12/01/2022	1,916	1,912
2.35% (ECOFC + 1.25%, 1.96% Floor, 12.64% Cap), 09/01/2027(3)	2	2
2.37%, 01/01/2023	943	941
2.41%, 11/01/2022	135	135
2.42%, 06/01/2023	779	773
2.42%, 06/01/2023(4)	231	230
2.43% (1 Year CMT Index + 2.09%, 2.09% Floor, 9.94% Cap), 07/01/2035(3)	3	3
2.46% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	13	13
2.50% (1 Year LIBOR USD + 1.46%, 1.45% Floor, 9.96% Cap), 10/01/2034(3)	5	5
2.50%, 04/01/2030	974	904
2.50%, 05/01/2030	1,189	1,104
2.50%, 11/01/2031	1,673	1,552
2.50%, 12/01/2034	8,517	7,748
2.50%, 08/01/2035	2,162	1,964
2.50%, 08/01/2035	4,191	3,807
2.50%, 09/01/2035	5,605	5,092
2.50%, 10/01/2035	155	141
2.50%, 01/01/2036	14,392	13,075
2.50%, 07/01/2036	4,655	4,220
2.50%, 12/01/2036	1,360	1,177
2.50%, 04/01/2042	9,368	8,022
2.50%, 05/01/2042	3,777	3,230
2.50%, 01/01/2043	1,309	1,113
2.50%, 02/01/2043	595	506
2.50%, 10/01/2043	1,205	1,025
2.50%, 05/01/2046	532	451
2.50%, 07/01/2046	1,307	1,107
2.50%, 08/01/2046	498	422
2.50%, 10/01/2046	397	336
2.50%, 03/01/2050	710	601
2.50%, 06/01/2050	983	831
2.50%, 06/01/2050	2,369	2,003

2.50%, 06/01/2050	3,763	3,181
2.50%, 06/01/2050	14,812	12,525
2.50%, 07/01/2050	2,421	2,046
2.50%, 07/01/2050	5,511	4,658
2.50%, 07/01/2050	12,628	10,690
2.50%, 08/01/2050	2,742	2,318
2.50%, 08/01/2050	18,766	15,868
2.50%, 09/01/2050	2,976	2,542
2.50%, 09/01/2050	7,506	6,181
2.50%, 10/01/2050	1,325	1,122
2.50%, 10/01/2050(10)	41,917	35,443
2.50%, 12/01/2050	11,585	9,792
2.50%, 01/01/2051	1,392	1,177
2.50%, 02/01/2051	1,503	1,281
2.50%, 02/01/2051	4,207	3,567
2.50%, 02/01/2051	4,957	4,188
2.50%, 03/01/2051	2,600	2,197
2.50%, 04/01/2051	3,151	2,661
2.50%, 04/01/2051	26,004	21,960
2.50%, 05/01/2051	3,073	2,593
2.50%, 05/01/2051	7,006	5,994
2.50%, 05/01/2051	10,932	9,214
2.50%, 06/01/2051	847	717
2.50%, 07/01/2051	2,436	2,054
2.50%, 07/01/2051	3,240	2,722
2.50%, 08/01/2051	1,103	934
2.50%, 08/01/2051	3,415	2,880
2.50%, 08/01/2051	10,406	8,801
2.50%, 09/01/2051	997	817
2.50%, 09/01/2051	13,049	11,005
2.50%, 10/01/2051	988	830
2.50%, 10/01/2051	994	838
2.50%, 10/01/2051	1,071	903
2.50%, 10/01/2051	1,706	1,438
2.50%, 10/01/2051	11,842	9,983
2.50%, 11/01/2051	10,921	9,237
2.50%, 11/01/2051	17,546	14,779
2.50%, 12/01/2051	7,164	6,032
2.50%, 12/01/2051	13,114	11,084
2.50%, 12/01/2051	13,885	11,695
2.50%, 12/01/2051	13,929	11,729
2.50%, 01/01/2052	990	834
2.50%, 01/01/2052	4,412	3,715
2.50%, 01/01/2052	11,009	9,285
2.50%, 01/01/2052	13,356	11,246

2.50%, 03/01/2052	17,035	14,335
2.50%, 03/01/2052	27,581	23,203
2.50%, 04/01/2052	998	839
2.50%, 04/01/2052	3,016	2,537
2.50%, 05/01/2052	988	831
2.50%, 05/01/2052	2,416	2,032
2.50%, 05/01/2052	21,419	18,015
2.50%, 05/01/2052	35,224	29,754
2.50%, 06/01/2052	987	830
2.50%, 06/01/2052	998	839
2.50%, 06/01/2052	998	841
2.50%, 06/01/2052	3,144	2,646
2.50%, 06/01/2052	3,983	3,351
2.50%, 07/01/2052	5,988	5,040
2.50%, 08/01/2052	996	839
2.50%, 07/01/2061	11,030	9,066
2.50%, 09/01/2061	6,687	5,617
2.52%, 05/01/2023	3,302	3,289
2.52%, 11/01/2029	14,278	12,625
2.54% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.74% Cap), 01/01/2036(3)	11	11
2.58%, 09/01/2028	3,766	3,413
2.59%, 09/01/2028	7,552	6,845
2.62%, 10/01/2028	8,905	8,057
2.67%, 12/01/2035	15,510	12,368
2.68%, 05/01/2025	1,724	1,646
2.70%, 04/01/2025	4,569	4,367
2.71%, 04/01/2023(4)	195	195
2.73% (1 Year LIBOR USD + 1.22%, 1.25% Floor, 11.13% Cap), 11/01/2037(3)	43	43
2.74% (12 Month U.S. Treasury Average + 1.94%, 1.94% Floor, 8.55% Cap), 01/01/2036(3)	40	42
2.74% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	23	22
2.81%, 04/01/2025	2,900	2,776
2.81%, 05/01/2027	1,837	1,716
2.83%, 05/01/2027	7,954	7,448
2.90% (1 Year LIBOR USD + 1.77%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	25	25
2.90%, 10/01/2029	3,285	2,996
2.90% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(3)	1,187	1,183
2.91% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.85% Cap), 01/01/2035(3)	68	70
2.91%, 03/01/2027	9,370	8,816
2.93%, 01/01/2025	1,772	1,717
2.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	40	41
3.00%, 06/01/2027	1,959	1,838
3.00%, 08/01/2028	479	461
3.00%, 09/01/2028	884	849
3.00%, 12/01/2028	274	263

3.00%, 05/01/2030	753	711
3.00%, 04/01/2032	127	121
3.00%, 04/01/2036	601	554
3.00%, 08/01/2036	557	513
3.00%, 05/01/2038	7,673	7,074
3.00%, 05/01/2042	211	189
3.00%, 10/01/2042	1,922	1,724
3.00%, 11/01/2042	1,279	1,146
3.00%, 12/01/2042	51	46
3.00%, 12/01/2042	422	379
3.00%, 12/01/2042	675	607
3.00%, 01/01/2043	432	387
3.00%, 01/01/2043	684	613
3.00%, 01/01/2043	744	660
3.00%, 01/01/2043	768	688
3.00%, 02/01/2043	399	353
3.00%, 04/01/2043	523	468
3.00%, 04/01/2043	668	598
3.00%, 04/01/2043	1,263	1,131
3.00%, 05/01/2043	19	17
3.00%, 05/01/2043	127	113
3.00%, 05/01/2043	817	732
3.00%, 05/01/2043	4,300	3,851
3.00%, 06/01/2043	34	31
3.00%, 06/01/2043	235	211
3.00%, 06/01/2043	253	227
3.00%, 06/01/2043	1,504	1,347
3.00%, 06/01/2043	2,428	2,172
3.00%, 07/01/2043	34	30
3.00%, 07/01/2043	71	63
3.00%, 07/01/2043	235	210
3.00%, 07/01/2043	827	739
3.00%, 07/01/2043	3,771	3,356
3.00%, 08/01/2043	881	788
3.00%, 08/01/2043	2,465	2,210
3.00%, 10/01/2043	55	49
3.00%, 10/01/2043	7,135	6,383
3.00%, 02/01/2044	3,094	2,776
3.00%, 03/01/2044	344	308
3.00%, 04/01/2045	3,733	3,328
3.00%, 05/01/2046	2,990	2,663
3.00%, 09/01/2046	457	407
3.00%, 11/01/2046	1,004	892
3.00%, 11/01/2046	3,156	2,821
3.00%, 11/01/2046	3,534	3,138

3.00%, 01/01/2047	2,110	1,872
3.00%, 02/01/2047	471	422
3.00%, 03/01/2047	364	323
3.00%, 12/01/2047	961	855
3.00%, 07/01/2049	850	748
3.00%, 07/01/2049	2,278	2,007
3.00%, 08/01/2049	13,087	11,578
3.00%, 11/01/2049	652	572
3.00%, 11/01/2049	5,517	4,846
3.00%, 12/01/2049	226	199
3.00%, 12/01/2049	769	677
3.00%, 12/01/2049	4,729	4,153
3.00%, 02/01/2050	4,560	4,005
3.00%, 02/01/2050	5,042	4,421
3.00%, 03/01/2050	1,388	1,217
3.00%, 03/01/2050	2,380	2,091
3.00%, 05/01/2050	387	341
3.00%, 05/01/2050	1,916	1,684
3.00%, 06/01/2050	602	528
3.00%, 06/01/2050	2,226	1,952
3.00%, 07/01/2050	934	822
3.00%, 08/01/2050	2,304	2,022
3.00%, 08/01/2050	4,997	4,385
3.00%, 09/01/2050	2,021	1,779
3.00%, 09/01/2050	5,773	5,064
3.00%, 11/01/2050	416	365
3.00%, 02/01/2051	5,448	4,768
3.00%, 04/01/2051	6,529	5,721
3.00%, 07/01/2051	1,194	1,045
3.00%, 07/01/2051	6,927	6,070
3.00%, 10/01/2051	2,365	2,068
3.00%, 01/01/2052	616	539
3.00%, 01/01/2052	9,708	8,525
3.00%, 02/01/2052	10,539	9,243
3.00%, 03/01/2052	484	423
3.00%, 03/01/2052	7,469	6,541
3.00%, 03/01/2052	12,261	10,713
3.00%, 04/01/2052	491	429
3.00%, 04/01/2052	9,454	8,327
3.00%, 04/01/2052	35,199	30,824
3.00%, 06/01/2052	1,830	1,596
3.00%, 06/01/2052	2,768	2,416
3.00%, 07/01/2052	15,731	13,721
3.00%, 08/01/2052	409	358
3.00%, 09/01/2052	150	131

3.00%, 10/01/2052	1,614	1,408
3.00%, 07/01/2060	8,782	7,628
3.00%, 12/01/2061	11,339	9,810
3.01% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.15% Cap), 09/01/2035(3)	10	10
3.02%, 07/01/2029	8,181	7,520
3.03% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,269	3,235
3.04% (1 Year LIBOR USD + 1.29%, 1.29% Floor, 9.97% Cap), 05/01/2035(3)	5	5
3.07%, 02/01/2025	4,995	4,868
3.08%, 12/01/2024	1,758	1,716
3.08%, 01/01/2028	8,000	7,570
3.09%, 09/01/2029	7,484	6,855
3.10% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 11.29% Cap), 05/01/2036(3)	2	2
3.10%, 01/01/2028	6,561	6,148
3.12%, 11/01/2026	915	871
3.12%, 06/01/2035	3,400	2,930
3.13% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037(3)	8	8
3.13%, 03/01/2027	6,785	6,430
3.14%, 12/01/2026	1,696	1,614
3.17% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.90% Cap), 05/01/2035(3)	4	4
3.19%, 01/01/2033	3,851	3,606
3.19%, 03/01/2036	2,261	2,079
3.19% (1 Year CMT Index + 2.02%, 2.02% Floor, 10.78% Cap), 11/01/2037(3)	20	21
3.22%, 09/01/2032	6,000	5,299
3.25%, 09/01/2026	1,392	1,332
3.25%, 02/01/2027	5,371	5,116
3.25% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
3.26% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.70% Cap), 04/01/2035(3)	16	16
3.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.30% Cap), 02/01/2037(3)	14	14
3.29% (6 Month LIBOR USD + 1.34%, 1.34% Floor, 12.15% Cap), 07/01/2037(3)	28	28
3.34%, 02/01/2027	1,500	1,427
3.34% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	20	20
3.36% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	18	18
3.38%, 12/01/2023	2,297	2,281
3.39% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.14% Cap), 09/01/2033(3)	6	6
3.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	21	21
3.44% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.74% Cap), 07/01/2037(3)	47	47
3.45%, 04/01/2035	1,746	1,590
3.50%, 12/01/2029	1,306	1,239
3.50%, 05/01/2030	273	259
3.50%, 12/01/2030	742	706
3.50%, 07/01/2032	57	54
3.50%, 11/01/2032	430	407
3.50%, 12/01/2032	168	156
3.50%, 02/01/2033	207	196
3.50%, 02/01/2033	249	231

3.50%, 03/01/2033	1,339	1,269
3.50%, 04/01/2033	896	849
3.50%, 06/01/2033	104	97
3.50%, 10/01/2033	4,484	4,208
3.50%, 06/01/2040	818	749
3.50%, 12/01/2040	38	35
3.50%, 02/01/2041	3,421	3,156
3.50%, 06/01/2041	7,417	6,848
3.50%, 11/01/2041	140	128
3.50%, 12/01/2041	112	103
3.50%, 12/01/2041	191	175
3.50%, 12/01/2041	232	213
3.50%, 02/01/2042	130	119
3.50%, 02/01/2042	176	161
3.50%, 04/01/2042	99	91
3.50%, 05/01/2042	2,776	2,544
3.50%, 05/01/2042	2,773	2,558
3.50%, 06/01/2042	678	621
3.50%, 07/01/2042	533	490
3.50%, 07/01/2042	1,735	1,593
3.50%, 07/01/2042	9,492	8,699
3.50%, 08/01/2042	341	313
3.50%, 09/01/2042	275	252
3.50%, 09/01/2042	312	286
3.50%, 09/01/2042	358	330
3.50%, 09/01/2042	2,128	1,954
3.50%, 10/01/2042	138	126
3.50%, 10/01/2042	169	156
3.50%, 10/01/2042	298	274
3.50%, 10/01/2042	503	462
3.50%, 11/01/2042	1,313	1,204
3.50%, 11/01/2042	3,348	3,075
3.50%, 01/01/2043	316	291
3.50%, 01/01/2043	397	365
3.50%, 02/01/2043	20	18
3.50%, 02/01/2043	34	31
3.50%, 03/01/2043	244	224
3.50%, 03/01/2043	739	679
3.50%, 03/01/2043	1,536	1,405
3.50%, 04/01/2043	818	751
3.50%, 04/01/2043	1,885	1,732
3.50%, 05/01/2043	32	30
3.50%, 05/01/2043	213	197
3.50%, 05/01/2043	823	758
3.50%, 05/01/2043	843	776

3.50%, 07/01/2043	4,292	3,942
3.50%, 08/01/2043	809	745
3.50%, 06/01/2044	2,835	2,611
3.50%, 04/01/2045	5,120	4,704
3.50%, 06/01/2045	722	663
3.50%, 06/01/2045	3,223	2,962
3.50%, 11/01/2045	1,376	1,264
3.50%, 12/01/2045	231	212
3.50%, 01/01/2046	3,722	3,453
3.50%, 04/01/2046	592	546
3.50%, 08/01/2046	1,997	1,835
3.50%, 09/01/2046	1,777	1,636
3.50%, 11/01/2046	5,067	4,655
3.50%, 12/01/2046	1,659	1,518
3.50%, 12/01/2046	3,746	3,442
3.50%, 02/01/2047	3,119	2,865
3.50%, 06/01/2047	288	263
3.50%, 11/01/2047	2,756	2,513
3.50%, 12/01/2047	1,936	1,763
3.50%, 01/01/2048	1,957	1,790
3.50%, 04/01/2048	11,893	10,846
3.50%, 08/01/2048	6,580	5,999
3.50%, 10/01/2048	2,425	2,216
3.50%, 03/01/2050	9,216	8,390
3.50%, 02/01/2052	10,075	9,101
3.50%, 06/01/2052	8,319	7,498
3.50%, 07/01/2052	14,807	13,343
3.50%, 03/01/2060	7,348	6,696
3.53%, 04/01/2033	12,230	11,200
3.54%, 06/01/2032	15,495	14,302
3.55%, 02/01/2030	1,500	1,419
3.57%, 06/01/2028	8,361	7,982
3.59% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.24% Cap), 03/01/2036(3)	120	124
3.61%, 04/01/2028	2,856	2,738
3.64%, 01/01/2025	513	505
3.66%, 03/01/2027	2,226	2,151
3.66% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	15	15
3.66% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.42% Cap), 10/01/2035(3)	33	32
3.69% (6 Month LIBOR USD + 1.53%, 1.55% Floor, 12.83% Cap), 02/01/2037(3)	30	30
3.71% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
3.72% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(3)	7	7
3.77%, 12/01/2025	3,284	3,224
3.79% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.95% Cap), 02/01/2035(3)	2	2
3.80%, 09/01/2032	9,609	9,026
3.81%, 12/01/2028	7,000	6,744

3.81% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
3.84% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	19	19
3.89% (ECOFC + 1.25%, 3.80% Floor, 13.45% Cap), 03/01/2029(3)	1	1
3.89% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.94% Cap), 08/01/2034(3)	6	6
3.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	19	19
4.00%, 06/01/2033	380	369
4.00%, 12/01/2033	28	27
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(3)	1	1
4.00%, 05/01/2037	3,762	3,590
4.00%, 10/01/2037	738	697
4.00%, 07/01/2040	2,010	1,916
4.00%, 08/01/2040	62	59
4.00%, 09/01/2040	496	473
4.00%, 12/01/2040	95	91
4.00%, 12/01/2040	425	405
4.00%, 01/01/2041	90	86
4.00%, 01/01/2041	212	202
4.00%, 01/01/2041	387	367
4.00%, 01/01/2041	425	405
4.00%, 01/01/2041	523	498
4.00%, 01/01/2041	689	657
4.00%, 01/01/2041	739	705
4.00%, 02/01/2041	24	23
4.00%, 02/01/2041	838	799
4.00%, 03/01/2041	3,078	2,935
4.00%, 09/01/2041	90	85
4.00%, 10/01/2041	362	345
4.00%, 10/01/2041	525	501
4.00%, 12/01/2041	657	626
4.00%, 12/01/2041	775	735
4.00%, 01/01/2042	1,089	1,033
4.00%, 03/01/2042	26	24
4.00%, 07/01/2042	166	157
4.00%, 07/01/2042	208	198
4.00%, 07/01/2042	224	213
4.00%, 07/01/2042	228	215
4.00%, 08/01/2042	2,258	2,154
4.00%, 12/01/2042	171	163
4.00%, 04/01/2043	3,904	3,715
4.00%, 07/01/2043	432	409
4.00%, 11/01/2043	1,143	1,081
4.00%, 12/01/2043	52	49
4.00%, 12/01/2043	694	660
4.00%, 07/01/2044	989	939

4.00%, 09/01/2044	403	383
4.00%, 12/01/2044	11,151	10,595
4.00%, 01/01/2045	2,781	2,643
4.00%, 07/01/2045	2,799	2,664
4.00%, 10/01/2045	303	287
4.00%, 12/01/2045	410	389
4.00%, 12/01/2045	1,571	1,492
4.00%, 01/01/2046	960	911
4.00%, 08/01/2046	1,413	1,341
4.00%, 03/01/2047	2,889	2,710
4.00%, 03/01/2047	2,912	2,765
4.00%, 06/01/2047	1,560	1,477
4.00%, 08/01/2047	3,017	2,865
4.00%, 11/01/2047	2,593	2,458
4.00%, 11/01/2047	8,807	8,333
4.00%, 01/01/2048	2,844	2,671
4.00%, 01/01/2048	5,068	4,792
4.00%, 03/01/2048	869	821
4.00%, 03/01/2048	5,986	5,661
4.00%, 09/01/2048	339	319
4.00%, 10/01/2048	259	244
4.00%, 03/01/2049	3,560	3,365
4.00%, 07/01/2049	477	446
4.00%, 07/01/2049	1,877	1,774
4.00%, 10/01/2049	2,710	2,572
4.00%, 04/01/2052	5,762	5,358
4.00%, 05/01/2052	10,940	10,178
4.00%, 06/01/2052	15,017	13,952
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(3)	21	21
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	36	37
4.04% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.37% Cap), 07/01/2037(3)	18	18
4.09% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.01% Cap), 06/01/2036(3)	34	34
4.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	11
4.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
4.18%, 11/01/2030	3,556	3,471
4.50%, 08/01/2029	63	62
4.50%, 09/01/2029	70	68
4.50%, 01/01/2030	119	115
4.50%, 10/01/2033	2,078	2,030
4.50%, 11/01/2033	5	5
4.50%, 09/01/2034	12	12
4.50%, 04/01/2039	3,232	3,210
4.50%, 11/01/2039	9	9
4.50%, 08/01/2040	1,399	1,370
4.50%, 08/01/2040	1,403	1,375

4.50%, 12/01/2040	671	657
4.50%, 12/01/2040	2,052	2,011
4.50%, 03/01/2041	542	531
4.50%, 04/01/2041	277	271
4.50%, 05/01/2041	579	566
4.50%, 05/01/2041	3,411	3,342
4.50%, 07/01/2041	124	122
4.50%, 08/01/2041	1,050	1,028
4.50%, 01/01/2042	1,076	1,054
4.50%, 11/01/2042	2,856	2,798
4.50%, 02/01/2046	3,436	3,366
4.50%, 08/01/2047	352	341
4.50%, 05/01/2048	735	712
4.50%, 07/01/2049	3,776	3,656
4.50%, 09/01/2050	2,152	2,059
4.50%, 02/01/2051	1,080	1,032
4.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	34	33
4.63%, 12/01/2026(4)	830	832
4.77%, 08/01/2026	585	587
5.00%, 05/01/2023(5)	0	0
5.00%, 08/01/2024	3	3
5.00%, 05/01/2028	8	8
5.00%, 04/01/2031	36	35
5.00%, 12/01/2032(5)	0	0
5.00%, 06/01/2033	7	7
5.00%, 07/01/2033	8	8
5.00%, 07/01/2033	8	8
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	20	21
5.00%, 11/01/2033	1,515	1,523
5.00%, 04/01/2034	52	52
5.00%, 05/01/2034	18	19
5.00%, 12/01/2034	14	14
5.00%, 01/01/2035	10	10
5.00%, 02/01/2035	270	271
5.00%, 02/01/2035	1,287	1,296
5.00%, 06/01/2035	239	240
5.00%, 07/01/2035	6	6
5.00%, 07/01/2035	1,144	1,132
5.00%, 07/01/2035	1,310	1,320
5.00%, 09/01/2035	29	30
5.00%, 10/01/2035	114	115
5.00%, 11/01/2035	258	260
5.00%, 01/01/2036	22	22
5.00%, 02/01/2036	17	17

5.00%, 07/01/2037	340	341
5.00%, 01/01/2039	1,036	1,029
5.00%, 09/01/2039	54	54
5.00%, 04/01/2040	129	130
5.00%, 08/01/2040	108	109
5.00%, 05/01/2041	57	57
5.00%, 05/01/2042	900	907
5.00%, 09/01/2043	425	426
5.00%, 01/01/2048	453	448
5.00%, 05/01/2048	1,118	1,106
5.00%, 01/01/2049	3,760	3,719
5.00%, 07/01/2052	4,812	4,695
5.00%, 08/01/2052	11,205	10,946
5.50%, 07/01/2025	4	4
5.50%, 11/01/2032	34	35
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	38	39
5.50%, 04/01/2033	26	27
5.50%, 07/01/2033	5	5
5.50%, 09/01/2033	98	100
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	44	45
5.50%, 01/01/2034	5	5
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	9	9
5.50%, 10/01/2034	12	12
5.50%, 02/01/2035	29	30
5.50%, 12/01/2035	9	9
5.50%, 04/01/2036	31	32
5.50%, 05/01/2036	26	27
5.50%, 05/01/2036	42	43
5.50%, 11/01/2036	10	11
5.50%, 03/01/2037	209	216
5.50%, 04/01/2037	71	73
5.50%, 05/01/2037	69	72
5.50%, 01/01/2038	53	55
5.50%, 05/01/2038	10	10
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	59	61
5.50%, 06/01/2038	432	446
5.50%, 09/01/2038	379	391
5.50%, 06/01/2039	15	15
5.50%, 09/01/2039	24	24
5.50%, 12/01/2039	28	28
5.50%, 01/01/2040	253	261

6.00%, 02/01/2023(5)	0	0
6.00%, 01/01/2024	2	2
6.00%, 01/01/2024	5	5
6.00%, 07/01/2024	2	2
6.00%, 07/01/2026	10	10
6.00%, 07/01/2027	13	14
6.00%, 11/01/2027	8	8
6.00%, 12/01/2027	21	22
6.00%, 01/01/2028	38	39
6.00%, 10/01/2028	27	27
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	18	18
6.00%, 12/01/2032	11	11
6.00%, 12/01/2032	72	76
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	5	5
6.00%, 05/01/2033	11	11
6.00%, 08/01/2033	2	3
6.00%, 09/01/2033	6	6
6.00%, 09/01/2033	9	9
6.00%, 11/01/2034	2	3
6.00%, 04/01/2035	46	47
6.00%, 02/01/2036	2	2
6.00%, 09/01/2036	151	159
6.00%, 11/01/2036	17	18
6.00%, 03/01/2037	23	24
6.00%, 09/01/2037	40	42
6.00%, 04/01/2038	10	10
6.00%, 05/01/2038	107	112
6.00%, 11/01/2038	38	40
6.00%, 12/01/2039	542	570
6.00%, 10/01/2040	725	761
6.00%, 07/01/2041	1,901	1,988
6.00%, 11/01/2048	24	24
6.50%, 12/01/2022(5)	0	0
6.50%, 02/01/2024	2	2
6.50%, 07/01/2024(5)	0	0
6.50%, 04/01/2025(5)	0	0
6.50%, 08/01/2026	17	17
6.50%, 03/01/2029	6	6
6.50%, 11/01/2029	190	196

6.50%, 08/01/2031	7	8
6.50%, 02/01/2032	31	32
6.50%, 01/01/2036	124	128
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	84	87
6.50%, 10/01/2036	17	18
6.50%, 01/01/2037	32	32
6.50%, 08/01/2037	13	14
6.50%, 08/01/2037	22	23
6.50%, 10/01/2037	32	34
6.50%, 10/01/2038	39	41
6.50%, 10/01/2038	149	156
7.00%, 01/01/2024(5)	0	0
7.00%, 09/01/2027(5)	0	0
7.00%, 01/01/2029	1	1
7.00%, 06/01/2032	1	1
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	41	43
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	4
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	23	23
7.00%, 09/01/2038	35	38
7.00%, 10/01/2038	39	42
7.00%, 11/01/2038	27	28
7.00%, 12/01/2038	90	99
7.00%, 01/01/2039	135	148
7.50%, 10/01/2024(5)	0	0
7.50%, 01/01/2035	16	17
7.50%, 03/01/2035	24	25
7.50%, 05/01/2037	11	12
7.50%, 10/01/2037	74	79
7.50%, 11/01/2037	23	26
7.50%, 11/01/2038	18	19
7.50%, 04/01/2039	87	94
8.00%, 05/01/2024(5)	0	0
8.00%, 03/01/2027	3	3
8.00%, 06/01/2027	3	3
8.00%, 06/01/2028(5)	0	0
8.00%, 09/01/2028	3	3
8.00%, 11/01/2028	9	9
8.00%, 11/01/2037	9	9
8.00%, 01/01/2038	1	1

8.50%, 07/01/2024(5)	0	0
8.50%, 05/01/2025(5)	0	0
Fannie Mae REMIC Trust 2003-W1
4.83%, 12/25/2042, Series 2003-W1, Class 1A1(4)	67	65
5.33%, 12/25/2042, Series 2003-W1, Class 2A(4)	18	18
Fannie Mae REMIC Trust 2003-W4
5.21%, 10/25/2042, Series 2003-W4, Class 2A(4)	9	10
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	264	264
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	53	55
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	96	100
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	61	60
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047, Series 2007-W10, Class 2A(4)	7	7
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	17	17
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	13	10
Fannie Mae REMIC Trust 2007-W7
24.52% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(8)	9	11
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	236	241
Fannie Mae REMICS
0.00%, 04/25/2023, Series 1998-4, Class C(5)	0	0
0.00%, 09/25/2023, Series G93-37, Class H(5)	0	0
0.00%, 09/25/2023, Series 1993-205, Class H(5)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(5)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	5	5
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	48	40
0.00%, 03/25/2034, Series 2004-46, Class EP	35	33
0.00%, 09/25/2035, Series 2005-90, Class PO	4	3
0.00%, 10/25/2035, Series 2010-39, Class OT	12	10
0.00%, 03/25/2036, Series 2006-16, Class OA	8	7
0.00%, 03/25/2036, Series 2006-8, Class WQ	99	78
0.00%, 04/25/2036, Series 2006-23, Class KO	10	9
0.00%, 04/25/2036, Series 2006-27, Class OH	19	16
0.00%, 04/25/2036, Series 2006-22, Class AO	30	25

0.00%, 06/25/2036, Series 2006-43, Class PO	8	7
0.00%, 06/25/2036, Series 2006-44, Class GO	17	14
0.00%, 06/25/2036, Series 2006-43, Class DO	25	21
0.00%, 06/25/2036, Series 2006-50, Class JO	61	50
0.00%, 06/25/2036, Series 2006-50, Class PS	74	63
0.00%, 07/25/2036, Series 2006-58, Class AP	5	4
0.00%, 07/25/2036, Series 2006-58, Class PO	10	9
0.00%, 07/25/2036, Series 2006-65, Class QO	19	16
0.00%, 08/25/2036, Series 2006-72, Class TO	6	5
0.00%, 08/25/2036, Series 2006-79, Class DO	14	12
0.00%, 08/25/2036, Series 2006-79, Class OP	21	17
0.00%, 08/25/2036, Series 2006-72, Class GO	34	30
0.00%, 09/25/2036, Series 2008-42, Class AO	8	6
0.00%, 09/25/2036, Series 2006-90, Class AO	15	13
0.00%, 09/25/2036, Series 2006-86, Class OB	19	15
0.00%, 11/25/2036, Series 2006-109, Class PO	6	4
0.00%, 11/25/2036, Series 2006-111, Class EO	16	13
0.00%, 11/25/2036, Series 2006-110, Class PO	28	23
0.00%, 12/25/2036, Series 2006-119, Class PO	9	8
0.00%, 12/25/2036, Series 2006-115, Class OK	17	14
0.00%, 01/25/2037, Series 2006-128, Class PO	17	14
0.00%, 01/25/2037, Series 2009-70, Class CO	48	40
0.00%, 03/25/2037, Series 2007-14, Class OP	14	12
0.00%, 04/25/2037, Series 2007-28, Class EO	45	37
0.00%, 05/25/2037, Series 2007-42, Class AO	3	3
0.00%, 07/25/2037, Series 2007-67, Class PO	32	27
0.00%, 10/25/2037, Series 2009-86, Class OT	290	234
0.00%, 01/25/2038, Series 2007-116, Class HI(4)	163	5
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	25	21
0.00%, 06/25/2040, Series 2010-63, Class AP	39	32
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	260	11
0.00%, 09/25/2043, Series 2013-92, Class PO	568	425
0.00%, 10/25/2043, Series 2013-101, Class DO	463	347
0.00%, 12/25/2043, Series 2013-128, Class PO	1,009	781
0.91%, 06/25/2038, Series 2008-46, Class HI(4)	50	2
1.36% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(8)	192	7
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(8)	22	1
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(5)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(5)	1	0
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,734	5,172
2.50%, 02/25/2051, Series 2021-3, Class JI	12,261	1,638
2.50% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	28	28

2.50% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	130	129
2.70% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(8)	18	1
2.77% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(8)	76	5
2.77% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(8)	83	6
2.78% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	225	222
2.82% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(8)	25	1
2.83% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(8)	90	7
2.92% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(8)	238	18
2.97% (1 Month LIBOR USD + 6.05%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(8)	4,912	552
3.00% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(5)(8)	3	0
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,150
3.00%, 10/25/2033, Series 2013-100, Class WB	817	770
3.00%, 02/25/2043, Series 2013-81, Class TA	496	478
3.00%, 01/25/2046, Series 2016-38, Class NA	1,168	1,068
3.00%, 02/25/2047, Series 2017-51, Class CP	1,189	1,086
3.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(8)	36	2
3.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(8)	25	2
3.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(8)	75	6
3.02% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(8)	50	4
3.04% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(5)	0	0
3.10% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(8)	31	2
3.12% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(8)	28	2
3.15% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(8)	32	2
3.17% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(8)	71	6
3.28% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(5)(8)	3	0
3.29%, 12/25/2039, Series 2009-103, Class MB(4)	89	91
3.32% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(8)	209	20
3.32% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(8)	100	7
3.32% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(8)	34	2
3.33% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	63	62

3.33% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	33	32
3.34% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(8)	52	4
3.36% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(8)	113	10
3.37% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(8)	70	7
3.37% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(8)	116	13
3.37% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	159	158
3.38% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(8)	120	11
3.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	23	23
3.42% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(8)	93	11
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	58	57
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	59	59
3.44% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(8)	17	1
3.45% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(8)	362	42
3.45% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	33	32
3.46% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(8)	112	11
3.47% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(8)	57	6
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	32	32
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	116	115
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	18	18
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	114	113
3.50% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(8)	69	6
3.50%, 04/25/2031, Series 2011-31, Class DB	408	394
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,431
3.50%, 03/25/2042, Series 2013-136, Class QB	630	589
3.50%, 02/25/2043, Series 2013-4, Class AJ	166	155
3.50%, 11/25/2057, Series 2019-7, Class CA	3,481	3,308
3.53% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	12	13
3.53% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	162	160
3.54% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(8)	74	7

3.54% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	17	17
3.57% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(8)	63	4
3.57% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(8)	20	1
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	32	31
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	19	19
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	19	19
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	81	81
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	71	71
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	550	545
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	205	203
3.62% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(8)	364	36
3.63% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(8)	32	3
3.63% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	55	54
3.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	18	18
3.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	33	33
3.77% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(8)	16	1
3.82% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(8)	35	4
3.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	65	65
3.83% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	20	20
3.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	141	141
3.91% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(8)	42	5
3.96% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(3)(5)	0	0
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	24	24
4.00%, 04/25/2033, Series 2003-22, Class UD	106	103
4.00%, 05/25/2033, Series 2003-42, Class GB	7	7
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,248
4.05% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(8)	56	49
4.07% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(8)	342	46

4.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(5)	0	0
4.12% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(8)	24	2
4.50%, 07/25/2023, Series 2008-61, Class BH	2	2
4.50%, 10/25/2036, Series 2009-19, Class PW	89	87
4.50%, 02/25/2039, Series 2009-4, Class BD	2	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,476
4.52% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(8)	93	5
4.52% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(8)	56	5
4.62% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(8)	8	8
5.00%, 11/25/2024, Series 2004-81, Class JG	29	29
5.00%, 03/25/2029, Series 2009-11, Class NB	50	50
5.00%, 11/25/2032, Series 2002-71, Class AP	4	4
5.00%, 03/25/2033, Series 2003-14, Class TI(5)	7	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	19	19
5.00%, 07/25/2038, Series 2008-60, Class JC	26	26
5.00%, 07/25/2039, Series 2009-52, Class PI	42	8
5.00%, 08/25/2039, Series 2009-59, Class HB	166	166
5.00%, 09/25/2039, Series 2009-65, Class MT	35	33
5.00%, 06/25/2040, Series 2010-64, Class DM	248	251
5.00%, 09/25/2040, Series 2010-102, Class PN	166	166
5.50%, 03/25/2023, Series 2003-17, Class EQ	3	3
5.50%, 04/25/2023, Series 1993-58, Class H(5)	0	0
5.50%, 04/25/2023, Series 2003-23, Class EQ	7	7
5.50%, 05/25/2023, Series 2003-39, Class LW	2	2
5.50%, 07/25/2024, Series 2004-53, Class NC	1	1
5.50%, 08/25/2024, Series 2004-65, Class EY	15	15
5.50%, 08/25/2025, Series 2005-67, Class EY	32	32
5.50%, 01/25/2026, Series 2005-121, Class DX	16	16
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	61	61
5.50%, 08/25/2033, Series 2003-72, Class IE	108	17
5.50%, 08/25/2033, Series 2003-73, Class HC	50	51
5.50%, 10/25/2033, Series 2003-105, Class AZ	391	399
5.50%, 04/25/2034, Series 2004-17, Class H	122	123
5.50%, 07/25/2034, Series 2004-50, Class VZ	200	203
5.50%, 08/25/2035, Series 2005-68, Class PG	46	46
5.50%, 08/25/2035, Series 2005-73, Class ZB	363	368
5.50%, 12/25/2035, Series 2006-46, Class UC	12	12
5.50%, 12/25/2035, Series 2005-110, Class GL	253	258
5.50%, 01/25/2036, Series 2006-39, Class WC	5	5
5.50%, 03/25/2036, Series 2006-16, Class HZ	22	22

5.50%, 03/25/2036, Series 2006-12, Class BZ	103	105
5.50%, 03/25/2036, Series 2006-8, Class JZ	129	131
5.50%, 01/25/2037, Series 2006-128, Class BP	7	7
5.50%, 07/25/2037, Series 2007-70, Class Z	75	77
5.50%, 08/25/2037, Series 2007-76, Class AZ	19	19
5.50%, 07/25/2038, Series 2011-47, Class ZA	93	93
5.50%, 10/25/2039, Series 2009-86, Class IP	98	19
5.50%, 06/25/2040, Series 2010-58, Class MB	441	445
5.50%, 07/25/2040, Series 2010-71, Class HJ	144	147
5.50%, 10/25/2040, Series 2010-111, Class AM	465	476
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	19
5.75%, 06/25/2033, Series 2003-47, Class PE	35	35
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,035	1,047
5.75%, 10/25/2035, Series 2005-84, Class XM	37	37
5.88%, 02/25/2051, Series 2011-2, Class WA(4)	45	46
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(3)(5)(8)	0	0
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)	2	2
6.00%, 07/18/2028, Series 1998-36, Class ZB	3	4
6.00%, 12/25/2028, Series 1998-66, Class C	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	15	2
6.00%, 11/25/2031, Series 2001-60, Class PX	26	27
6.00%, 04/25/2032, Series 2002-15, Class ZA	66	67
6.00%, 11/25/2032, Series 2011-39, Class ZA	193	199
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	5	1
6.00%, 05/25/2033, Series 2003-34, Class AX	16	17
6.00%, 05/25/2033, Series 2003-34, Class GE	47	48
6.00%, 05/25/2033, Series 2003-34, Class ED	84	87
6.00%, 12/25/2035, Series 2005-109, Class PC	6	6
6.00%, 07/25/2036, Series 2006-71, Class ZL	210	216
6.00%, 03/25/2037, Series 2007-18, Class MZ	140	140
6.00%, 05/25/2037, Series 2007-42, Class B	64	66
6.00%, 08/25/2037, Series 2007-78, Class CB	8	9
6.00%, 08/25/2037, Series 2007-78, Class PE	19	20
6.00%, 08/25/2037, Series 2007-76, Class ZG	20	21
6.00%, 08/25/2037, Series 2007-81, Class GE	32	32
6.00%, 08/25/2039, Series 2009-60, Class HT	204	211
6.02% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(5)(8)	4	0
6.03%, 09/25/2039, Series 2009-69, Class WA(4)	64	66
6.16%, 03/25/2040, Series 2010-16, Class WB(4)	125	129
6.20%, 02/25/2040, Series 2010-1, Class WA(4)	28	29
6.25%, 10/25/2037, Series 2007-106, Class A7(4)	25	26
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	174	180
6.35%, 04/25/2029, Series 1999-17, Class C	2	2
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	118	122

6.49% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(8)	111	107
6.50%, 02/25/2023, Series G93-5, Class Z(5)	0	0
6.50%, 03/25/2023, Series G93-14, Class J(5)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(5)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK(5)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL	1	1
6.50%, 10/25/2023, Series 1993-183, Class KA	4	4
6.50%, 11/25/2023, Series 1995-19, Class Z	2	2
6.50%, 12/25/2023, Series 1993-225, Class UB(5)	0	0
6.50%, 03/25/2024, Series 1994-37, Class L	2	2
6.50%, 03/25/2024, Series 1994-40, Class Z	11	11
6.50%, 04/25/2027, Series 1997-32, Class PG	6	6
6.50%, 07/18/2027, Series 1997-42, Class ZC(5)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	4	4
6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	12	12
6.50%, 05/25/2032, Series 2002-28, Class PK	24	25
6.50%, 06/25/2032, Series 2002-37, Class Z	11	11
6.50%, 07/25/2032, Series 2006-130, Class GI	41	5
6.50%, 08/25/2032, Series 2002-48, Class GH	30	31
6.50%, 02/25/2033, Series 2003-9, Class NZ	10	11
6.50%, 05/25/2033, Series 2003-33, Class IA	44	8
6.50%, 07/25/2036, Series 2006-63, Class ZH	105	110
6.50%, 07/25/2036, Series 2011-19, Class ZY	139	146
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	11
6.50%, 08/25/2036, Series 2006-77, Class PC	52	54
6.50%, 09/25/2036, Series 2006-85, Class MZ	5	5
6.50%, 06/25/2037, Series 2007-92, Class YA	11	11
6.50%, 12/25/2037, Series 2007-112, Class MJ	84	88
6.50%, 06/25/2042, Series 2002-90, Class A1	38	39
6.87% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(5)(8)	0	0
6.88%, 08/25/2023, Series 2002-83, Class CS	2	2
6.89% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(8)	1	1
7.00%, 02/25/2023, Series 1997-61, Class ZC(5)	0	0
7.00%, 03/25/2023, Series 1993-37, Class PX	1	1
7.00%, 04/25/2023, Series 1993-54, Class Z(5)	0	0
7.00%, 05/25/2023, Series 1993-56, Class PZ	4	4
7.00%, 07/25/2023, Series 2002-1, Class G	1	1
7.00%, 07/25/2023, Series 1993-99, Class Z	2	2
7.00%, 08/25/2023, Series 1993-141, Class Z	4	4
7.00%, 04/25/2024, Series 1994-63, Class PK	7	7
7.00%, 04/25/2024, Series 1994-62, Class PK	16	16
7.00%, 11/25/2026, Series 1996-48, Class Z	5	5

7.00%, 12/18/2027, Series 1997-81, Class PI(5)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	3
7.00%, 07/25/2031, Series 2001-30, Class PM	8	8
7.00%, 08/25/2031, Series 2001-36, Class DE	16	17
7.00%, 09/25/2031, Series 2001-44, Class PU	3	3
7.00%, 09/25/2031, Series 2001-44, Class PD	3	4
7.00%, 09/25/2031, Series 2001-44, Class MY	20	21
7.00%, 11/25/2031, Series 2001-61, Class Z	30	32
7.00%, 05/25/2033, Series 2007-97, Class KI	78	7
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	448	481
7.00%, 11/25/2041, Series 2011-118, Class NT	472	501
7.00%, 11/25/2041, Series 2011-118, Class MT	542	579
7.34% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(8)	11	10
7.36% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(8)	8	8
7.39% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(8)	69	66
7.50%, 10/25/2022, Series 1992-188, Class PZ(5)	0	0
7.50%, 03/25/2023, Series 1993-25, Class J(5)	0	0
7.50%, 04/18/2027, Series 1997-27, Class J	2	2
7.50%, 04/20/2027, Series 1997-29, Class J	3	3
7.50%, 05/20/2027, Series 1997-39, Class PD	9	9
7.50%, 12/18/2029, Series 1999-62, Class PB	3	3
7.50%, 02/25/2030, Series 2000-2, Class ZE	17	18
7.70%, 03/25/2023, Series 1993-21, Class KA(5)	0	0
7.70% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(5)(8)	2	0
7.83% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(8)	16	14
7.90%, 01/25/2023, Series G93-1, Class KA(5)	0	0
8.02% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(8)	6	5
8.07% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(8)	8	7
8.44% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(8)	6	5
8.50%, 01/25/2025, Series 1995-2, Class Z(5)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(5)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(8)	9	10
8.79% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(8)	14	14
8.80%, 01/25/2025, Series G95-1, Class C	1	1
8.83% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(8)	4	5
8.90% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(8)	9	9

8.99% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(8)	17	17
9.17% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(8)	13	13
9.17% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(8)	17	17
9.19% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(5)(8)	0	0
9.29% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(8)	2	2
9.51% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(8)	8	9
9.67% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(8)	17	18
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(5)(8)	0	0
10.03% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(8)	1	1
10.08% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(8)	15	15
10.28% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(8)	1	1
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(5)(8)	0	0
11.04% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(8)	21	22
11.04% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(8)	50	52
11.45% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(8)	15	16
11.54% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(8)	33	33
11.65% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(8)	23	22
11.66% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(8)	11	11
11.76% (1 Year LIBOR USD + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(3)(5)(8)	0	0
11.86% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(8)	4	4
12.39% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(8)	22	24
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(5)(8)	0	0
12.71% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(8)	29	31
12.89% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(8)	3	3
13.26% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(8)	79	83
13.26% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(8)	9	11
13.29% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(5)(8)	0	0

13.44% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(8)	8	7
13.70% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(8)	6	7
13.71% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(5)(8)	0	0
13.71% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(8)	11	11
13.86% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(8)	11	13
14.22% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(8)	2	2
14.34% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(5)(8)	0	0
14.74% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(5)(8)	0	0
14.97% (7 Year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(3)(5)(8)	0	0
15.16% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(8)	2	2
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(3)(5)(8)	0	0
16.27% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(8)	10	12
16.46% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(8)	11	10
17.83% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(8)	5	6
20.50% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(8)	8	15
21.40% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(8)	7	9
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	36	37
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	63	64
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	220	216
6.50%, 09/25/2042, Series 2003-W6, Class 3A	81	83
Fannie Mae Trust 2003-W8
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	19	19
7.00%, 10/25/2042, Series 2003-W8, Class 2A	84	87
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	140	148
Fannie Mae Trust 2004-W15
3.33% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	71	71
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	25	26
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	22	23

Fannie Mae Trust 2005-W3
3.30% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	596	595
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	33	34
Fannie Mae Trust 2006-W2
2.59%, 11/25/2045, Series 2006-W2, Class 2A(4)	92	93
3.30% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	269	266
Fannie Mae Whole Loan
3.34% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	630	625
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	1,726	1,547
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	20,558	17,980
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	2,696	2,515
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	904
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,044	1,783
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	10,794
2.00%, 10/25/2030, Series 2020-M50, Class X1(4)	16,526	1,405
2.07%, 11/25/2033, Series 2021-M3, Class X1(4)	26,573	2,390
2.10%, 11/25/2028, Series 2020-M38, Class X2(4)	11,674	1,091
2.11%, 07/25/2030, Series 2020-M39, Class X1(4)	107,706	9,205
2.28%, 12/25/2022, Series 2013-M7, Class A2	171	171
2.39%, 01/25/2023, Series 2013-M9, Class A2(4)	102	102
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,032	988
2.55%, 12/25/2026, Series 2017-M3, Class A2(4)	1,162	1,067
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,122	1,075
2.64%, 12/25/2026, Series 2017-M4, Class A2(4)	6,738	6,230
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,845	1,775
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,245	3,044
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200	2,011
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	736	717
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,731	4,457
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,771	4,511
3.16%, 03/25/2028, Series 2018-M4, Class A2(4)	3,496	3,243
3.16%, 06/25/2027, Series 2017-M12, Class A2(4)	3,821	3,592
3.17%, 02/25/2030, Series 2018-M3, Class A2(4)	2,597	2,380
3.20%, 04/25/2029, Series 2017-M5, Class A2(4)	3,723	3,443
3.41%, 06/25/2028, Series 2018-M8, Class A2(4)	4,690	4,402
3.47%, 07/25/2028, Series 2018-M10, Class A1(4)	820	813
3.47%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,599
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	3,712	3,653
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	915	903
3.67%, 09/25/2028, Series 2019-M1, Class A2(4)	6,704	6,363
3.77%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,274

FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1	1
7.00%, 03/25/2023, Series 8, Class ZA(5)	0	0
7.50%, 04/25/2024, Series 29, Class L	4	4
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	53	29
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1	1	1
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1(5)	4	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
2.57% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(8)	550	46
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,647	2,374
2.50%, 06/01/2028	343	328
2.50%, 03/01/2030	658	611
2.50%, 07/01/2030	1,642	1,525
2.50%, 07/01/2031	1,448	1,345
2.50%, 08/01/2031	737	684
2.50%, 11/01/2046	1,309	1,117
3.00%, 07/01/2028	571	550
3.00%, 08/01/2028	361	348
3.00%, 09/01/2028	1,234	1,189
3.00%, 10/01/2028	510	491
3.00%, 05/01/2029	483	454
3.00%, 09/01/2031	522	491
3.00%, 02/01/2032	2,886	2,729
3.00%, 07/01/2035	3,645	3,364
3.00%, 09/01/2036	1,420	1,310
3.00%, 08/01/2042	723	649
3.00%, 10/01/2042	1,944	1,746
3.00%, 11/01/2042	3,388	3,042
3.00%, 02/01/2043	168	151
3.00%, 03/01/2043	1,154	1,035
3.00%, 03/01/2043	2,301	2,064
3.00%, 04/01/2043	41	37
3.00%, 04/01/2043	6,799	6,099
3.00%, 06/01/2043	19	17
3.00%, 07/01/2043	13	11
3.00%, 07/01/2043	137	123
3.00%, 08/01/2043	269	241
3.00%, 08/01/2043	3,055	2,735
3.00%, 05/01/2045	454	406
3.00%, 05/01/2045	1,402	1,251
3.00%, 06/01/2045	273	244

3.00%, 10/01/2045	2,147	1,924
3.00%, 10/01/2046	3,609	3,212
3.00%, 10/01/2046	11,000	9,832
3.00%, 01/01/2047	881	783
3.00%, 02/01/2047	4,947	4,393
3.00%, 03/01/2047	636	564
3.00%, 05/01/2047	7,813	6,961
3.50%, 01/01/2032	230	218
3.50%, 03/01/2032	90	85
3.50%, 02/01/2033	120	112
3.50%, 05/01/2033	101	94
3.50%, 05/01/2033	363	338
3.50%, 01/01/2034	3,268	3,087
3.50%, 04/01/2037	3,618	3,381
3.50%, 11/01/2037	986	921
3.50%, 05/01/2042	370	341
3.50%, 06/01/2042	158	145
3.50%, 06/01/2042	1,084	1,001
3.50%, 08/01/2042	258	237
3.50%, 09/01/2042	1,487	1,367
3.50%, 09/01/2042	2,108	1,939
3.50%, 10/01/2042	1,083	994
3.50%, 10/01/2042	5,580	5,131
3.50%, 11/01/2042	80	74
3.50%, 11/01/2042	480	441
3.50%, 11/01/2042	1,288	1,182
3.50%, 12/01/2042	1,354	1,245
3.50%, 01/01/2043	3,352	3,082
3.50%, 03/01/2043	297	273
3.50%, 05/01/2043	145	134
3.50%, 06/01/2043	336	310
3.50%, 06/01/2043	665	611
3.50%, 07/01/2043	226	208
3.50%, 10/01/2043	92	84
3.50%, 05/01/2044	7,891	7,256
3.50%, 01/01/2045	6,384	5,871
3.50%, 06/01/2045	614	565
3.50%, 12/01/2045	1,556	1,431
3.50%, 01/01/2046	3,685	3,389
3.50%, 05/01/2046	981	902
3.50%, 07/01/2046	1,598	1,466
3.50%, 08/01/2046	3,521	3,238
3.50%, 12/01/2046	3,154	2,896
3.50%, 01/01/2047	1,221	1,121
3.50%, 10/01/2047	2,819	2,578

3.50%, 03/01/2048	2,187	2,000
4.00%, 09/01/2040	251	239
4.00%, 11/01/2040	15	14
4.00%, 11/01/2040	662	632
4.00%, 12/01/2040	194	185
4.00%, 12/01/2040	401	383
4.00%, 12/01/2040	477	453
4.00%, 12/01/2040	488	466
4.00%, 12/01/2040	556	531
4.00%, 01/01/2041	458	435
4.00%, 10/01/2041	1,741	1,653
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	73	70
4.00%, 05/01/2042	6	6
4.00%, 06/01/2042	818	777
4.00%, 10/01/2042	40	36
4.00%, 01/01/2043	108	103
4.00%, 09/01/2043	2,985	2,849
4.00%, 11/01/2043	30	29
4.00%, 11/01/2043	57	54
4.00%, 12/01/2043	87	83
4.00%, 12/01/2043	161	152
4.00%, 12/01/2043	551	524
4.00%, 01/01/2044	67	63
4.00%, 01/01/2044	177	168
4.00%, 03/01/2044	923	878
4.00%, 10/01/2044	2,884	2,743
4.00%, 01/01/2045	141	135
4.00%, 10/01/2045	187	178
4.00%, 10/01/2045	2,608	2,465
4.00%, 11/01/2045	3,969	3,775
4.00%, 01/01/2046	1,945	1,844
4.00%, 05/01/2046	98	93
4.00%, 06/01/2046	4,105	3,903
4.00%, 08/01/2046	943	895
4.00%, 01/01/2047	6,058	5,755
4.00%, 06/01/2047	1,447	1,373
4.50%, 11/01/2035	7	6
4.50%, 07/01/2039	84	82
4.50%, 10/01/2039	633	621
4.50%, 11/01/2039	702	689
4.50%, 11/01/2039	989	971
4.50%, 05/01/2040	355	348
4.50%, 08/01/2040	145	142
4.50%, 09/01/2040	117	114

4.50%, 09/01/2040	463	454
4.50%, 03/01/2041	94	92
4.50%, 05/01/2041	821	805
4.50%, 08/01/2041	226	222
4.50%, 12/01/2043	2,837	2,783
4.50%, 03/01/2044	217	213
4.50%, 05/01/2044	299	293
4.50%, 07/01/2044	22	21
4.50%, 07/01/2044	118	115
4.50%, 09/01/2044	703	690
4.50%, 09/01/2046	1,296	1,261
4.50%, 10/01/2046	1,091	1,057
4.50%, 11/01/2046	5,235	5,136
4.50%, 07/01/2047	513	497
4.50%, 07/01/2047	529	514
4.50%, 11/01/2047	362	351
5.00%, 01/01/2034	13	13
5.00%, 06/01/2034	40	40
5.00%, 09/01/2034	50	51
5.00%, 03/01/2035	13	12
5.00%, 08/01/2035	522	525
5.00%, 03/01/2036	1,223	1,234
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	33	33
5.00%, 03/01/2037	77	78
5.00%, 06/01/2037	89	90
5.00%, 08/01/2037	94	94
5.00%, 02/01/2038	119	120
5.00%, 03/01/2038	31	31
5.00%, 03/01/2038	108	109
5.00%, 03/01/2038	129	130
5.00%, 03/01/2038	132	133
5.00%, 04/01/2038	70	70
5.00%, 09/01/2038	15	15
5.00%, 09/01/2038	85	86
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	30	30
5.00%, 12/01/2038(5)	0	0
5.00%, 12/01/2038	101	102
5.00%, 02/01/2039	202	204
5.00%, 05/01/2039	5	5
5.00%, 10/01/2039	231	233
5.00%, 01/01/2040	55	56
5.00%, 03/01/2040	95	96
5.00%, 03/01/2040	886	894

5.00%, 08/01/2040	132	133
5.00%, 04/01/2041	457	461
5.00%, 06/01/2041	234	236
5.00%, 12/01/2047	1,542	1,516
5.00%, 02/01/2048	710	706
5.50%, 02/01/2024(5)	0	0
5.50%, 01/01/2033	17	18
5.50%, 10/01/2033	19	20
5.50%, 07/01/2035	44	45
5.50%, 01/01/2036	9	10
5.50%, 12/01/2036	18	18
5.50%, 05/01/2038	26	27
5.50%, 08/01/2038	34	35
5.50%, 01/01/2039	1,390	1,433
5.50%, 03/01/2040	13	13
5.50%, 05/01/2040	892	923
5.50%, 08/01/2040	357	369
6.00%, 10/01/2029	5	5
6.00%, 12/01/2033	10	10
6.00%, 01/01/2034	5	5
6.00%, 01/01/2034	15	15
6.00%, 11/01/2036	6	7
6.00%, 12/01/2036	3	4
6.00%, 12/01/2036	8	9
6.50%, 01/01/2028	12	12
6.50%, 06/01/2029	6	6
6.50%, 08/01/2029	56	58
6.50%, 11/01/2034	4	4
6.50%, 01/01/2035	48	49
6.50%, 12/01/2035	10	10
6.50%, 12/01/2035	33	34
6.50%, 11/01/2036	10	11
6.50%, 11/01/2036	89	92
6.50%, 11/01/2036	91	94
6.50%, 12/01/2036	63	66
6.50%, 12/01/2036	139	146
6.50%, 01/01/2037	6	6
6.50%, 01/01/2037	9	8
6.50%, 02/01/2037	8	8
6.50%, 06/01/2037	5	5
6.50%, 11/01/2037	22	23
6.50%, 03/01/2038	28	29
7.00%, 04/01/2026(5)	0	0
7.00%, 12/01/2028	14	14
7.00%, 07/01/2029	1	1

7.00%, 01/01/2031	17	18
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(5)	0	0
7.50%, 01/01/2032	39	40
7.50%, 12/01/2036	123	127
7.50%, 01/01/2038	14	14
7.50%, 01/01/2038	40	43
7.50%, 09/01/2038	16	16
8.00%, 08/01/2024(5)	0	0
8.00%, 11/01/2024(5)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	3	3
Freddie Mac Multifamily Structured Pass-Through Certificates
0.81%, 12/25/2030, Series K124, Class X1(4)	40,617	1,839
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,436
1.48%, 01/25/2030, Series K106, Class X1(4)	134,488	10,347
1.48%, 03/25/2026, Series K055, Class X1(4)	25,957	974
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,556
1.68%, 05/25/2030, Series K111, Class X1(4)	28,081	2,559
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,420
2.31%, 12/25/2022, Series KJ07, Class A2	1,797	1,792
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,418
2.52%, 01/25/2023, Series KS01, Class A2	393	392
2.57%, 07/25/2026, Series K057, Class A2	10,075	9,390
2.81%, 09/25/2024, Series KJ14, Class A2	4,079	3,983
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,482
3.04%, 07/25/2024, Series K727, Class AM	10,000	9,719
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,721
3.10%, 02/25/2024, Series K725, Class AM(4)	5,000	4,900
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,012
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	10,962
3.19%, 07/25/2027, Series K067, Class A2	9,215	8,687
3.22%, 03/25/2027, Series K064, Class A2	14,175	13,428
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,657
3.24%, 08/25/2027, Series K068, Class A2	13,296	12,551
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,334
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,685
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,096
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450	13,834
3.39%, 03/25/2024, Series K038, Class A2	4,286	4,223
3.49%, 01/25/2024, Series K037, Class A2	5,000	4,940
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,386
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,600

3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,087
Freddie Mac Multifamily WI Certificates Series WI-K150
3.71%, 11/25/2032, Series K150, Class A2	11,105	10,329
Freddie Mac Multifamily WI Certificates Series WI-K151
3.80%, 12/25/2032, Series K151, Class A2	12,850	11,989
Freddie Mac Non Gold Pool
1.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.49% Cap), 12/01/2036(3)	60	60
1.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	25	25
1.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
1.97% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	11
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	18	18
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(3)	2	2
2.17% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(3)	40	40
2.33% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.29% Cap), 01/01/2027(3)	2	2
2.33% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.33% Cap), 02/01/2037(3)	15	14
2.35% (1 Year LIBOR USD + 1.68%, 1.69% Floor, 10.08% Cap), 02/01/2036(3)	6	6
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	12	12
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.92% Cap), 01/01/2035(3)	18	19
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 01/01/2035(3)	59	60
2.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
2.42% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(3)	21	21
2.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	33	33
2.56% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.98% Cap), 05/01/2037(3)	27	27
2.57% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 11.05% Cap), 04/01/2038(3)	25	25
2.57% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.99% Cap), 10/01/2036(3)	53	54
2.62% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.41% Cap), 10/01/2036(3)	22	22
2.62% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.69% Cap), 11/01/2036(3)	16	16
2.67% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.70% Cap), 04/01/2030(3)	1	1
2.67% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	25	24
2.69% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	12
2.70% (6 Month LIBOR USD + 1.56%, 1.56% Floor, 11.81% Cap), 05/01/2037(3)	39	40
2.71% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 05/01/2033(3)	50	51
2.71% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 11.99% Cap), 05/01/2037(3)	9	10
2.75% (1 Year LIBOR USD + 2.39%, 2.40% Floor, 12.02% Cap), 03/01/2037(3)	3	3
2.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 02/01/2036(3)	23	23
2.83% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.89% Cap), 05/01/2038(3)	6	6
2.86% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.12% Cap), 04/01/2034(3)	8	8
2.87% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.49% Cap), 11/01/2036(3)	18	18
2.91% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
2.94% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.11% Cap), 09/01/2032(3)	2	2
2.98% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	101	103
3.04% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.25% Cap), 05/01/2037(3)	27	27
3.10% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(3)	49	50

3.16% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	27	27
3.21% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	21	21
3.23% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	54	53
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	11	11
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	37	38
3.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	18	18
3.32% (1 Year LIBOR USD + 1.83%, 1.84% Floor, 9.11% Cap), 07/01/2040(3)	18	18
3.34% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.95% Cap), 06/01/2036(3)	71	73
3.36% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.77% Cap), 03/01/2036(3)	14	14
3.40% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.40% Cap), 11/01/2036(3)	42	43
3.52% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	6	6
3.56% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	27	28
3.57% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.49% Cap), 07/01/2036(3)	23	24
3.57% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	53	54
3.79% (6 Month LIBOR USD + 1.84%, 1.84% Floor, 12.19% Cap), 03/01/2037(3)	34	35
3.86% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 11.32% Cap), 09/01/2036(3)	17	18
3.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
3.97% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.87% Cap), 07/01/2036(3)	10	10
3.97% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.75% Cap), 08/01/2036(3)	21	22
4.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.60% Cap), 08/01/2036(3)	42	42
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	5
4.02% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	13	13
4.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	3	3
4.31% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	25	25
Freddie Mac Pool
1.50%, 11/01/2050	7,897	6,066
2.00%, 06/01/2040	1,518	1,272
2.00%, 12/01/2041	10,083	8,368
2.00%, 12/01/2041	18,888	15,810
2.00%, 03/01/2042	12,842	10,733
2.00%, 09/01/2050	4,002	3,259
2.00%, 09/01/2050	5,655	4,606
2.00%, 10/01/2050	4,265	3,474
2.00%, 11/01/2050	1,913	1,558
2.00%, 12/01/2050	1,638	1,334
2.00%, 03/01/2051	2,229	1,815
2.00%, 04/01/2051	3,837	3,122
2.00%, 04/01/2051	3,986	3,243
2.00%, 05/01/2051	960	781
2.00%, 05/01/2051	8,680	7,085
2.00%, 08/01/2051	5,461	4,439
2.00%, 09/01/2051	9,335	7,595
2.00%, 10/01/2051	2,412	1,960
2.00%, 11/01/2051	2,846	2,311

2.00%, 11/01/2051	14,919	12,119
2.00%, 12/01/2051	3,579	2,907
2.00%, 12/01/2051	5,083	4,131
2.00%, 01/01/2052	611	496
2.00%, 02/01/2052	19,933	16,198
2.50%, 02/01/2042	11,036	9,478
2.50%, 04/01/2042	8,782	7,520
2.50%, 07/01/2050	1,462	1,203
2.50%, 07/01/2050	22,951	19,361
2.50%, 08/01/2050	1,198	1,016
2.50%, 09/01/2050	881	744
2.50%, 10/01/2050	7,185	6,072
2.50%, 10/01/2050	24,965	21,168
2.50%, 11/01/2050	2,220	1,876
2.50%, 02/01/2051	12,862	10,884
2.50%, 02/01/2051	13,236	11,201
2.50%, 03/01/2051	688	582
2.50%, 04/01/2051	25,098	21,191
2.50%, 05/01/2051	5,767	4,864
2.50%, 06/01/2051	1,447	1,220
2.50%, 08/01/2051	2,575	2,170
2.50%, 08/01/2051	8,683	7,319
2.50%, 09/01/2051	969	816
2.50%, 09/01/2051	997	840
2.50%, 09/01/2051	998	841
2.50%, 09/01/2051	998	841
2.50%, 09/01/2051	998	841
2.50%, 09/01/2051	3,992	3,367
2.50%, 09/01/2051	9,866	8,316
2.50%, 10/01/2051	4,076	3,434
2.50%, 11/01/2051	11,387	9,628
2.50%, 11/01/2051	13,722	11,613
2.50%, 11/01/2051	18,037	15,199
2.50%, 02/01/2052	3,488	2,936
2.50%, 02/01/2052	5,164	4,348
2.50%, 02/01/2052	7,210	6,070
2.50%, 03/01/2052	1,289	1,084
2.50%, 04/01/2052	998	840
2.50%, 04/01/2052	2,986	2,515
2.50%, 05/01/2052	998	839
2.50%, 06/01/2052	998	839
2.50%, 06/01/2052	2,658	2,235
2.50%, 08/01/2052	996	837
2.50%, 09/01/2052	6,922	5,818
3.00%, 01/01/2046	8,418	7,541

3.00%, 08/01/2048	2,376	2,096
3.00%, 02/01/2049	10,500	9,355
3.00%, 10/01/2049	1,503	1,320
3.00%, 11/01/2049	1,090	956
3.00%, 12/01/2049	500	440
3.00%, 01/01/2050	1,578	1,385
3.00%, 01/01/2050	1,795	1,579
3.00%, 01/01/2050	2,147	1,885
3.00%, 02/01/2050	8,410	7,398
3.00%, 02/01/2050	10,895	9,561
3.00%, 04/01/2050	915	807
3.00%, 06/01/2050	636	558
3.00%, 06/01/2050	9,005	7,927
3.00%, 07/01/2050	5,389	4,734
3.00%, 09/01/2050	52	45
3.00%, 09/01/2050	1,177	1,041
3.00%, 03/01/2051	2,124	1,867
3.00%, 04/01/2051	13,308	11,666
3.00%, 01/01/2052	9,186	8,026
3.00%, 02/01/2052	7,918	6,919
3.00%, 02/01/2052	10,536	9,251
3.00%, 02/01/2052	24,126	21,052
3.00%, 04/01/2052	20,300	17,699
3.00%, 06/01/2052	230	201
3.00%, 06/01/2052	550	480
3.00%, 08/01/2052	217	189
3.00%, 09/01/2052	494	431
3.00%, 10/01/2052	4,000	3,487
3.50%, 08/01/2035	4,177	3,942
3.50%, 02/01/2042	895	822
3.50%, 08/01/2044	2,221	2,039
3.50%, 10/01/2047	204	186
3.50%, 03/01/2048	4,447	4,062
3.50%, 10/01/2049	1,423	1,296
3.50%, 01/01/2051	12,936	11,781
3.50%, 04/01/2052	19,410	17,501
3.50%, 04/01/2052	34,857	31,413
3.70%, 06/01/2034	11,150	10,192
4.00%, 02/01/2046	4,381	4,177
4.00%, 01/01/2049	3,190	3,015
4.00%, 07/01/2049	10,795	10,196
4.00%, 05/01/2050	416	391
4.00%, 02/01/2051	3,923	3,667
4.00%, 06/01/2052	14,939	13,882
4.00%, 09/01/2052	1,992	1,849

4.50%, 06/01/2048	3,131	3,034
4.50%, 12/01/2048	3,513	3,390
4.50%, 05/01/2052	978	935
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	153	160
6.00%, 05/15/2036, Series R007, Class ZA	205	211
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D	2	1
0.00%, 05/15/2024, Series 2306, Class K	1	1
0.00%, 09/15/2032, Series 3393, Class JO	557	470
0.00%, 12/15/2032, Series 2835, Class QO	10	9
0.00%, 07/15/2034, Series 3611, Class PO	56	47
0.00%, 02/15/2035, Series 2990, Class GO	18	15
0.00%, 04/15/2035, Series 3077, Class TO	14	13
0.00%, 08/15/2035, Series 3014, Class OD	4	4
0.00%, 09/15/2035, Series 3029, Class SO	12	11
0.00%, 02/15/2036, Series 3117, Class OG	10	9
0.00%, 02/15/2036, Series 3117, Class OK	13	11
0.00%, 02/15/2036, Series 3117, Class EO	15	12
0.00%, 02/15/2036, Series 3117, Class AO	32	29
0.00%, 03/15/2036, Series 3134, Class PO	4	3
0.00%, 03/15/2036, Series 3122, Class OP	18	17
0.00%, 03/15/2036, Series 3122, Class OH	20	17
0.00%, 04/15/2036, Series 3138, Class PO	18	15
0.00%, 04/15/2036, Series 3607, Class AO	35	29
0.00%, 04/15/2036, Series 3147, Class PO	38	34
0.00%, 04/15/2036, Series 3607, Class BO	65	54
0.00%, 05/15/2036, Series 3233, Class OP	5	4
0.00%, 05/15/2036, Series 3149, Class SO	10	8
0.00%, 05/15/2036, Series 3151, Class PO	24	19
0.00%, 05/15/2036, Series 3153, Class EO	27	23
0.00%, 06/15/2036, Series 3171, Class MO	43	38
0.00%, 07/15/2036, Series 3179, Class OA	12	10
0.00%, 08/15/2036, Series 3200, Class PO	19	15
0.00%, 09/15/2036, Series 3218, Class AO	9	7
0.00%, 09/15/2036, Series 3213, Class OA	10	8
0.00%, 10/15/2036, Series 3225, Class EO	22	18
0.00%, 12/15/2036, Series 3256, Class PO	12	10
0.00%, 01/15/2037, Series 3261, Class OA	12	10
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	31	26
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	12	10
0.00%, 05/15/2037, Series 3318, Class AO	1	1
0.00%, 05/15/2037, Series 3316, Class PO	22	17

0.00%, 05/15/2037, Series 3607, Class PO	127	102
0.00%, 06/15/2037, Series 3326, Class JO	2	2
0.00%, 06/15/2037, Series 3331, Class PO	12	9
0.00%, 07/15/2037, Series 3607, Class OP	185	149
0.00%, 09/15/2037, Series 3365, Class PO	18	14
0.00%, 10/15/2039, Series 3607, Class TO	61	49
0.00%, 01/15/2040, Series 3802, Class LS(4)	307	11
0.00%, 01/15/2040, Series 3621, Class BO	51	43
0.00%, 10/15/2049, Series 3582, Class PO	227	194
1.22% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(8)	2,346	49
1.27% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(8)	14,877	568
1.55% (ECOFIN + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(3)(5)	0	0
2.00%, 10/25/2050, Series 5023, Class IO	4,880	571
2.00%, 12/25/2051, Series 5190, Class EC	9,091	8,014
2.00%, 02/25/2052, Series 5197, Class EA	8,851	7,638
2.02% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)	1	1
2.02% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(5)	0	0
2.28% (ECOFIN + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(3)(5)	0	0
2.77%, 02/15/2039, Series 3546, Class A(4)	34	34
2.77% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	313	308
2.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(5)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	288	272
3.00%, 06/15/2043, Series 4217, Class KY	206	180
3.00%, 12/15/2047, Series 4740, Class P	1,145	1,041
3.00%, 10/25/2050, Series 5019, Class IP	2,127	346
3.00%, 01/25/2052, Series 5185, Class LI	6,362	1,005
3.03% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(8)	108	8
3.12% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	47	46
3.18% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(8)	161	12
3.18% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(8)	49	3
3.18% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(8)	126	8
3.18% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(8)	114	12
3.22% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	29	28
3.22% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	234	232

3.22% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	293	288
3.26% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	19	19
3.27% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	987	975
3.28% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(5)(8)	8	0
3.32% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	411	406
3.32% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	169	168
3.32% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(8)	19	2
3.37% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	265	266
3.37% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	238	238
3.38% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(8)	68	5
3.42% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	6	6
3.42% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	89	89
3.42% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	8
3.43% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(8)	51	3
3.48% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(3)(5)(8)	0	0
3.48% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(8)	59	1
3.50% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	315	315
3.50%, 01/15/2026, Series 3793, Class AB	459	454
3.50%, 01/15/2042, Series 3989, Class JW	1,480	1,374
3.50%, 02/15/2047, Series 4661, Class KZ	12,100	10,761
3.50%, 08/15/2047, Series 4710, Class KZ	16,000	14,219
3.50%, 11/15/2047, Series 4739, Class Z	1,854	1,674
3.50%, 12/15/2047, Series 4746, Class ZN	5,903	5,342
3.50%, 01/25/2051, Series 5228, Class BH	6,826	6,471
3.50%, 10/15/2053, Series 4821, Class MA	2,529	2,449
3.52% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(5)	0	0
3.57% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	23	23
3.60% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(8)	140	12
3.62% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	26	27
3.63% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(8)	36	3

3.63% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(8)	90	9
3.72% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	22	22
3.78% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(8)	27	2
3.83% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(8)	274	26
3.88% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(8)	31	3
3.97% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(3)	1	1
3.98% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(8)	81	9
4.00%, 12/15/2024, Series 3614, Class QB	36	35
4.00%, 11/15/2041, Series 3957, Class B	165	159
4.00%, 12/15/2041, Series 3966, Class NA	141	137
4.00%, 11/25/2051, Series 5249, Class AB	8,849	8,451
4.02% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	8	8
4.28% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(8)	5	1
4.50%, 06/15/2025, Series 3684, Class CY	125	125
4.50%, 07/15/2039, Series 3680, Class MA	5	5
4.50%, 12/15/2039, Series 3610, Class CA	1,562	1,537
4.50%, 05/15/2041, Series 3852, Class CE	410	404
4.50%, 09/15/2043, Series 4247, Class AY	1,000	983
5.00%, 05/15/2023, Series 1798, Class F	1	1
5.00%, 11/15/2023, Series 2709, Class PG	20	20
5.00%, 12/15/2023, Series 2720, Class PC	2	2
5.00%, 12/15/2024, Series 2903, Class Z	8	8
5.00%, 04/15/2030, Series 3654, Class DC	603	601
5.00%, 07/15/2033, Series 2653, Class PZ	205	205
5.00%, 01/15/2034, Series 3920, Class LP	133	134
5.00%, 10/15/2039, Series 3795, Class EI(5)	21	0
5.00%, 12/15/2040, Series 3770, Class ZB	688	680
5.00%, 05/15/2041, Series 3860, Class PZ	1,407	1,413
5.04% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	22	22
5.13% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(8)	14	1
5.18% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(8)	34	4
5.18% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(8)	9	1
5.47% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(8)	277	260
5.50%, 10/15/2022, Series 2512, Class PG(5)	0	0
5.50%, 12/15/2022, Series 2535, Class BK(5)	0	0
5.50%, 03/15/2023, Series 2586, Class HD	6	6

5.50%, 04/15/2023, Series 2595, Class HC	7	7
5.50%, 11/15/2023, Series 2710, Class HB	3	3
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	29	30
5.50%, 08/15/2036, Series 3200, Class AY	81	83
5.50%, 03/15/2038, Series 3423, Class PB	225	231
5.50%, 05/15/2038, Series 3453, Class B	10	10
5.50%, 01/15/2039, Series 3501, Class CB	93	94
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(8)	87	83
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(8)	220	215
5.52% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(5)(8)	0	0
5.60%, 06/15/2023, Series 2033, Class J	2	2
5.70%, 10/15/2038, Series 3895, Class WA(4)	38	39
5.78% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(8)	1	1
5.83% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(8)	7	1
5.87% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(3)(5)(8)	0	0
6.00%, 11/15/2023, Series 1642, Class PJ	2	2
6.00%, 06/15/2024, Series 1737, Class L	2	2
6.00%, 05/15/2027, Series 1981, Class Z	5	5
6.00%, 07/15/2028, Series 2070, Class C	5	5
6.00%, 09/15/2028, Series 2086, Class GB	2	2
6.00%, 11/15/2028, Series 2095, Class PE	12	13
6.00%, 12/15/2028, Series 2106, Class ZD	26	27
6.00%, 01/15/2029, Series 2110, Class PG	32	33
6.00%, 02/15/2029, Series 2125, Class JZ	8	8
6.00%, 09/15/2032, Series 2500, Class MC	23	24
6.00%, 12/15/2032, Series 2544, Class HC	16	17
6.00%, 12/15/2032, Series 2543, Class YX	43	44
6.00%, 01/15/2033, Series 2552, Class ME	28	29
6.00%, 02/15/2033, Series 2567, Class QD	24	25
6.00%, 02/15/2033, Series 2575, Class ME	107	110
6.00%, 03/15/2033, Series 2596, Class QG	16	17
6.00%, 05/15/2034, Series 2802, Class OH	48	49
6.00%, 04/15/2035, Series 2968, Class EH	580	591
6.00%, 01/15/2036, Series 3101, Class UZ	64	67
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	33	6
6.00%, 04/15/2036, Series 3137, Class XP	45	46
6.00%, 04/15/2036, Series 3819, Class ZQ	333	347
6.00%, 06/15/2036, Series 3164, Class MG	8	8
6.00%, 02/15/2037, Series 3274, Class B	30	30

6.00%, 04/15/2037, Series 3302, Class UT	32	33
6.00%, 05/15/2037, Series 3315, Class HZ	29	29
6.00%, 06/15/2038, Series 3461, Class LZ	8	8
6.00%, 06/15/2038, Series 3461, Class Z	192	196
6.25%, 10/15/2023, Series 1591, Class PV	1	1
6.25%, 08/15/2028, Series 2075, Class PM	16	16
6.25%, 02/15/2029, Series 2126, Class CB	32	33
6.38%, 02/15/2032, Series 2410, Class OE	5	5
6.50%, 09/15/2023, Series 1608, Class L	5	5
6.50%, 12/15/2023, Series 1983, Class Z	1	1
6.50%, 12/15/2023, Series 2283, Class K	1	1
6.50%, 03/15/2026, Series 1829, Class ZB(5)	0	0
6.50%, 07/15/2026, Series 1863, Class Z	3	3
6.50%, 01/15/2027, Series 1927, Class ZA	3	4
6.50%, 12/15/2027, Series 2019, Class Z	4	4
6.50%, 06/15/2028, Series 2063, Class PG	6	7
6.50%, 08/15/2028, Series 2075, Class PH	15	15
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	6
6.50%, 08/15/2031, Series 2345, Class NE	7	7
6.50%, 08/15/2031, Series 2344, Class ZJ	11	11
6.50%, 08/15/2031, Series 2344, Class ZD	83	86
6.50%, 10/15/2031, Series 2367, Class ME	9	9
6.50%, 01/15/2032, Series 2399, Class OH	10	10
6.50%, 01/15/2032, Series 2399, Class TH	12	13
6.50%, 02/15/2032, Series 2410, Class NG	14	15
6.50%, 02/15/2032, Series 2420, Class XK	18	18
6.50%, 03/15/2032, Series 2430, Class WF	22	23
6.50%, 03/15/2032, Series 2423, Class TB	26	27
6.50%, 04/15/2032, Series 2441, Class GF	5	5
6.50%, 04/15/2032, Series 2435, Class CJ	35	37
6.50%, 04/15/2032, Series 2434, Class ZA	41	42
6.50%, 05/15/2032, Series 2455, Class GK	17	17
6.50%, 06/15/2032, Series 2466, Class DH	7	7
6.50%, 06/15/2032, Series 2458, Class ZM	13	14
6.50%, 06/15/2032, Series 2466, Class PH	20	21
6.50%, 07/15/2032, Series 2474, Class NR	19	20
6.50%, 07/15/2032, Series 2484, Class LZ	23	24
6.50%, 03/15/2033, Series 2586, Class WI	11	2
6.50%, 07/15/2036, Series 3195, Class PD	36	37
6.50%, 07/15/2036, Series 3181, Class AZ	41	43
7.00%, 04/15/2023, Series 1502, Class PX	1	1
7.00%, 05/15/2023, Series 1505, Class Q(5)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ	1	1
7.00%, 01/15/2024, Series 1658, Class GZ	1	1

7.00%, 02/15/2024, Series 1671, Class L(5)	0	0
7.00%, 03/15/2024, Series 1695, Class EB	1	1
7.00%, 03/15/2024, Series 1706, Class K	4	4
7.00%, 03/15/2028, Series 2038, Class PN(5)	4	0
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ	6	1
7.00%, 04/15/2029, Series 2141, Class IO(5)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	30	31
7.00%, 07/15/2029, Series 2172, Class QC	16	17
7.00%, 08/15/2029, Series 2176, Class OJ	8	9
7.00%, 01/15/2030, Series 2208, Class PG	16	17
7.00%, 10/15/2030, Series 2259, Class ZM	11	12
7.00%, 03/15/2031, Series 2296, Class PD	8	8
7.00%, 06/15/2031, Series 2325, Class PM	5	5
7.00%, 07/15/2031, Series 2332, Class ZH	14	15
7.00%, 03/15/2032, Series 2423, Class MC	13	14
7.00%, 03/15/2032, Series 2423, Class MT	16	17
7.00%, 04/15/2032, Series 2436, Class MC	7	8
7.00%, 04/15/2032, Series 2434, Class TC	28	30
7.00%, 05/15/2032, Series 2450, Class GZ	16	17
7.00%, 12/15/2036, Series 3704, Class CT	661	707
7.25%, 07/15/2027, Series 1970, Class PG(5)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	8	8
7.25%, 12/15/2030, Series 2271, Class PC	13	14
7.50%, 02/15/2023, Series 1466, Class PZ(5)	0	0
7.50%, 04/15/2023, Series 1491, Class I(5)	0	0
7.50%, 04/15/2024, Series 1720, Class PL	2	2
7.50%, 08/15/2024, Series 1745, Class D	2	2
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	3	3
7.50%, 01/15/2027, Series 1927, Class PH	7	8
7.50%, 09/15/2027, Series 1987, Class PE	3	3
7.50%, 03/15/2028, Series 2040, Class PE	11	12
7.50%, 05/15/2028, Series 2054, Class PV	5	5
7.50%, 06/15/2029, Series 2163, Class PC(5)	2	0
7.50%, 11/15/2029, Series 2196, Class TL(5)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	4	4
7.50%, 08/15/2030, Series 2247, Class Z	4	5
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	274	297
7.50%, 12/15/2036, Series 3704, Class ET	226	246
7.53%, 11/15/2046, Series 3688, Class GT(4)	334	357
7.65% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(8)	14	13
7.73% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(5)(8)	2	0

8.00%, 09/15/2026, Series 1899, Class ZE	3	3
8.00%, 11/15/2029, Series 2201, Class C	6	6
8.00%, 01/15/2030, Series 2209, Class TC	4	5
8.00%, 01/15/2030, Series 2210, Class Z	16	17
8.00%, 03/15/2030, Series 2224, Class CB	4	4
8.00%, 04/15/2030, Series 2230, Class Z	5	6
8.11% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(8)	164	158
8.50%, 06/15/2031, Series 2359, Class ZB	13	15
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(8)	11	11
9.59% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(8)	10	11
9.68% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(8)	36	38
9.83% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(8)	1	1
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(8)	1	1
10.30% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(8)	5	6
10.41% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(8)	7	7
10.46% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(8)	16	17
10.61% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(8)	18	20
10.86% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(8)	1	1
11.84% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(8)	14	14
11.91% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(8)	13	12
12.17% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(8)	18	20
13.86% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(5)	0	0
14.16% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(3)(8)	5	5
14.24% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(8)	3	3
14.98% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(8)	1	1
15.63% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(8)	5	5
15.76% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(8)	23	21
18.33% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(8)	3	3
19.44% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(8)	1	1
22.35% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(5)(8)	0	0

25.30% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(5)(8)	0	0
27.93% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(5)(8)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
4.38% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,106
Freddie Mac STACR REMIC Trust 2021-DNA5
3.93% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	1,025	999
Freddie Mac STACR REMIC Trust 2021-DNA7
3.13% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	400	390
Freddie Mac STACR REMIC Trust 2021-HQA3
3.13% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	25,200	24,300
Freddie Mac STACR REMIC Trust 2022-DNA1
3.28% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	7,068	6,865
Freddie Mac STACR REMIC Trust 2022-DNA2
3.58% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	4,917	4,829
Freddie Mac STACR REMIC Trust 2022-DNA6
4.44% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	2,630	2,614
Freddie Mac STACR REMIC Trust 2022-DNA7
4.88% (30-day Average SOFR + 2.50%), 09/25/2042, Series 2022-DNA7, Class M1A(1)(3)	7,350	7,352
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	26	23
0.00%, 09/15/2043, Series 310, Class PO	416	324
3.00%, 08/15/2042, Series 267, Class 30	610	551
3.00%, 01/15/2043, Series 299, Class 300	134	121
3.32% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	448	457
3.37% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	798	810
3.37% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	410	419
3.50%, 07/15/2042, Series 262, Class 35	2,402	2,245
4.88% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(8)	177	25
5.00%, 09/15/2035, Series 233, Class 12	51	7
5.00%, 09/15/2035, Series 233, Class 11	59	12
5.00%, 09/15/2035, Series 233, Class 13	96	20
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	14	11
0.00%, 09/25/2043, Series T-58, Class APO	15	11
0.00%, 10/25/2043, Series T-59, Class 1AP	17	9
1.95%, 10/25/2037, Series T-76, Class 2A(4)	658	688

2.30% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	265	277
4.42%, 07/25/2033, Series T-48, Class 1A(4)	117	112
4.44%, 07/25/2032, Series T-41, Class 3A(4)	40	39
5.23%, 05/25/2043, Series T-56, Class A5	398	387
6.50%, 02/25/2043, Series T-54, Class 2A	184	194
7.00%, 02/25/2043, Series T-54, Class 3A	59	61
7.00%, 10/25/2043, Series T-59, Class 1A2	206	212
7.50%, 02/25/2042, Series T-42, Class A5	161	165
7.50%, 08/25/2042, Series T-51, Class 2A(4)	31	31
7.50%, 07/25/2043, Series T-57, Class 1A3	38	41
7.50%, 09/25/2043, Series T-58, Class 4A	216	222
FREMF 2013-K25 Mortgage Trust
3.75%, 11/25/2045, Series 2013-K25, Class C(1)(4)	2,000	1,993
FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,906
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,198
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,755
FREMF 2015-K44 Mortgage Trust
3.85%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,382
FREMF 2015-K45 Mortgage Trust
3.73%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,049
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,763
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,416
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,516
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,266
FREMF 2016-K722 Mortgage Trust
4.02%, 07/25/2049, Series 2016-K722, Class B(1)(4)	1,845	1,830
FREMF 2017-KGS1 Mortgage Trust
5.05% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,905	4,886
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	5,982
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	22	19
0.00%, 10/20/2033, Series 2003-90, Class PO	3	3
0.00%, 06/20/2034, Series 2004-46, Class PO	34	30
0.00%, 08/20/2035, Series 2010-14, Class CO	77	65
0.00%, 10/20/2035, Series 2005-82, Class PO	18	15
0.00%, 11/20/2035, Series 2010-14, Class BO	26	21

0.00%, 03/20/2036, Series 2006-16, Class OP	22	19
0.00%, 05/20/2036, Series 2006-22, Class AO	32	29
0.00%, 07/20/2036, Series 2006-34, Class PO	4	4
0.00%, 03/20/2037, Series 2007-57, Class PO	36	34
0.00%, 04/16/2037, Series 2007-17, Class JO	44	36
0.00%, 05/20/2037, Series 2007-28, Class BO	6	5
0.00%, 06/16/2037, Series 2007-36, Class HO	11	10
0.00%, 06/16/2037, Series 2007-35, Class PO	113	94
0.00%, 11/16/2037, Series 2009-79, Class OK	119	98
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	236	195
0.02% (1 Month LIBOR USD + 3.36%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(8)	2,797	1
0.92% (30-day Average SOFR + 3.20%, 3.20% Cap), 10/20/2051, Series 2021-177, Class SB(3)(8)	12,646	258
0.92% (30-day Average SOFR + 3.20%, 3.20% Cap), 11/20/2051, Series 2021-205, Class DS(3)(8)	20,068	409
1.22% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(8)	4,950	96
1.22% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(8)	23,275	415
1.23%, 06/20/2067, Series 2017-H14, Class XI(4)	8,101	396
1.32% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(8)	20,226	351
1.32% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(8)	9,639	142
1.37% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(8)	4,388	78
1.47% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(8)	13,667	283
1.48% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(8)	26,281	360
1.57% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(8)	6,163	130
1.57% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(8)	7,898	176
1.65%, 01/20/2063, Series 2013-H01, Class FA	4	4
1.65%, 02/20/2063, Series 2013-H04, Class BA	17	16
1.65%, 04/20/2063, Series 2013-H09, Class HA	8	7
1.82%, 05/20/2067, Series 2017-H11, Class LI(4)	8,694	758
2.00%, 10/01/2052(11)	16,895	14,066
2.27% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	961	953
2.50%, 10/01/2052(11)	25,335	21,766
2.66% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(5)	0	0
2.66% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(5)	0	0
2.67% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	12,538	12,490

2.68% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	366	363
2.69% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(8)	112	6
2.70% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	1,166	1,153
2.77% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	408	404
2.78% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	141	139
2.79% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	8
2.80% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,343	2,317
2.81% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
2.81% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(5)	0	0
2.81% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	786	779
2.81% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	1,189	1,181
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	256	254
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	107	106
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	854	847
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	1,574	1,564
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,445	2,420
2.83% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	375	371
2.84% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,551	2,525
2.84% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	4,925	4,879
2.84% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,717	3,679
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	985	978
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,469	1,453
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,222	1,209
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,415	1,400
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	1,351	1,341
2.86% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,992	3,951

2.87% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	782	777
2.89% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(8)	102	4
2.91% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
2.91% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
2.91% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
2.92% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,502	3,469
2.94% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(8)	79	4
2.94% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(8)	78	3
2.94% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	6	6
2.96% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	10	9
2.96% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	1,794	1,786
2.96% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,140	2,123
2.96% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,586	3,557
2.96% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,072	1,063
2.99% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(8)	75	2
2.99% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(8)	620	42
2.99% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(8)	28	1
2.99% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(8)	61	1
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	878
3.00%, 10/20/2045, Series 2015-144, Class HP	687	635
3.00%, 02/20/2047, Series 2018-7, Class GA	875	830
3.00%, 09/20/2047, Series 2017-139, Class BA	890	822
3.00%, 10/01/2052(11)	30,060	26,562
3.01% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	11	11
3.01% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	1,396	1,390
3.01% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	2,936	2,924
3.01% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	1,233	1,227
3.03% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(8)	48	1
3.05% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	2,013	2,001

3.06% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	11	11
3.06% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	567	564
3.07% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(5)(8)	120	0
3.07% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(8)	106	6
3.08% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(8)	210	16
3.09% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(8)	202	12
3.14% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(8)	83	3
3.16% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(5)(8)	42	0
3.16% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(8)	106	6
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(8)	85	5
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(8)	42	1
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(8)	74	3
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(8)	83	4
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(8)	25	1
3.19% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(8)	213	6
3.21% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(8)	56	1
3.24% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(8)	61	2
3.24% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	36	36
3.26% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(8)	137	8
3.29% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(8)	270	25
3.29% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(5)(8)	99	0
3.29% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(8)	52	1
3.31% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(8)	120	8
3.46% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(8)	337	21
3.46% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(8)	172	15
3.49% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(5)(8)	1	0
3.49% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(8)	146	4

3.50% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(8)	80	4
3.50%, 07/20/2046, Series 2018-160, Class PA	1,052	1,030
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,219
3.50%, 10/01/2052(11)	22,685	20,632
3.53% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(8)	49	2
3.54% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(8)	67	3
3.54% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(8)	66	2
3.54% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(8)	99	3
3.59% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(8)	158	11
3.60% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(8)	82	7
3.61% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(8)	36	1
3.61% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(8)	40	1
3.61% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(8)	141	12
3.63% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(8)	97	5
3.67% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(8)	93	3
3.69% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(8)	42	3
3.72%, 01/20/2042, Series 2012-141, Class WC(4)	161	154
3.74% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(8)	133	12
3.74% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(8)	67	5
3.79% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(8)	66	60
3.79% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(8)	72	2
3.83% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	186	188
3.87% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(8)	113	10
4.00%, 10/01/2052(11)	11,945	11,154
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	103	101
4.29% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(8)	184	10
4.46%, 04/20/2043, Series 2013-91, Class WA(4)	148	144
4.50%, 10/01/2052(11)	18,160	17,382
4.53%, 11/16/2041, Series 2012-141, Class WA(4)	194	191
4.55%, 10/20/2041, Series 2014-188, Class W(4)	299	294
4.59% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(8)	44	3
4.68%, 09/20/2041, Series 2013-26, Class AK(4)	169	169

4.68%, 10/20/2042, Series 2014-41, Class W(4)	565	558
4.69% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(5)(8)	12	0
4.76% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(8)	41	3
4.78%, 03/20/2048, Series 2020-30, Class PT(4)	6,955	6,845
4.88%, 11/20/2042, Series 2013-54, Class WA(4)	113	112
5.00%, 10/01/2052(11)	7,045	6,895
5.12%, 06/20/2040, Series 2013-75, Class WA(4)	86	87
5.21%, 07/20/2060, Series 2010-H17, Class XQ(4)	5	5
5.31% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(5)(8)	8	0
5.37%, 01/20/2039, Series 2014-6, Class W(4)	352	357
5.50%, 01/16/2033, Series 2011-43, Class ZQ	189	189
5.50%, 04/20/2033, Series 2003-25, Class PZ	105	105
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,552	1,578
5.50%, 07/20/2035, Series 2005-56, Class IC	13	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	72	73
5.50%, 10/16/2037, Series 2008-32, Class PI(5)	17	0
5.50%, 02/20/2038, Series 2008-17, Class IO(5)	15	0
5.50%, 05/20/2039, Series 2009-33, Class CI	17	2
5.50%, 09/20/2039, Series 2009-75, Class MN	316	326
5.50%, 10/20/2039, Series 2009-87, Class BE	417	425
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	355	366
5.56%, 10/20/2036, Series 2006-57, Class PZ	80	81
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	126	129
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	120	125
5.69%, 08/20/2034, Series 2010-103, Class WA(4)	40	41
5.75%, 02/20/2036, Series 2006-20, Class QA	1	1
5.75%, 07/20/2038, Series 2008-69, Class QD	38	38
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	73	75
5.89%, 12/20/2038, Series 2011-163, Class WA(4)	301	310
5.90%, 02/20/2037, Series 2011-22, Class WA(4)	27	28
5.93%, 04/20/2037, Series 2010-129, Class AW(4)	50	52
6.00%, 02/20/2029, Series 1999-4, Class ZB	38	38
6.00%, 09/16/2033, Series 2003-75, Class ZX	63	64
6.00%, 06/20/2034, Series 2004-49, Class Z	137	141
6.00%, 12/20/2035, Series 2005-91, Class PI	28	4
6.00%, 06/20/2038, Series 2008-50, Class KB	50	51
6.00%, 05/20/2039, Series 2009-33, Class TI	23	4
6.11%, 11/20/2038, Series 2011-97, Class WA(4)	73	77
6.50%, 07/20/2032, Series 2002-52, Class GH	37	37
6.50%, 01/20/2033, Series 2003-58, Class BE	49	49
6.50%, 05/20/2033, Series 2003-46, Class MG	39	39
6.50%, 07/20/2036, Series 2006-33, Class Z	139	145
6.50%, 08/20/2036, Series 2006-38, Class ZK	180	184

6.50%, 03/20/2039, Series 2009-14, Class KI	27	4
6.50%, 03/20/2039, Series 2009-14, Class NI	62	11
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(8)	14	15
7.00%, 08/16/2039, Series 2009-104, Class AB	25	26
7.00%, 10/16/2040, Series 2010-130, Class CP	220	234
7.37% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(8)	11	10
7.91% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(3)(5)(8)	0	0
9.35% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(8)	40	38
10.25% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(8)	1	1
10.91% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(8)	8	7
11.04% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(8)	8	8
11.16% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(8)	15	16
11.31% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(8)	3	3
11.58% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(8)	19	20
13.61% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(8)	13	14
14.66% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(8)	14	15
Ginnie Mae I Pool
3.00%, 05/15/2043	303	270
3.00%, 07/15/2045	630	560
3.50%, 01/15/2042	2,071	1,931
3.50%, 03/15/2043	801	746
3.50%, 04/15/2043	1,852	1,726
3.50%, 06/15/2043	874	814
3.50%, 07/15/2043	335	312
4.00%, 06/15/2039	185	176
4.00%, 10/15/2040	98	95
4.50%, 04/15/2040	730	720
5.50%, 04/15/2033	166	175
5.50%, 06/15/2033	2	2
5.50%, 12/15/2033	6	7
5.50%, 07/15/2034	3	3
5.50%, 09/15/2034	2	2
6.00%, 11/15/2028	2	2
6.50%, 01/15/2024	1	1
6.50%, 03/15/2028	3	3
6.50%, 09/15/2028	11	11
6.50%, 10/15/2028(5)	0	0

6.50%, 01/15/2032	32	34
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	7	7
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	34	36
7.00%, 09/15/2023(5)	0	0
7.00%, 11/15/2023(5)	0	0
7.00%, 02/15/2024(5)	0	0
7.00%, 09/15/2031	38	40
7.00%, 02/15/2033	5	5
7.00%, 06/15/2033	12	12
7.00%, 06/15/2035	88	92
7.00%, 04/15/2037	9	9
7.50%, 03/15/2023(5)	0	0
7.50%, 11/15/2026(5)	0	0
7.50%, 07/15/2027	1	1
7.50%, 07/15/2028(5)	0	0
7.50%, 09/15/2028	2	2
7.50%, 10/15/2037	16	17
8.00%, 08/15/2028(5)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,807	4,034
2.00%, 07/20/2051	2,797	2,343
2.00%, 10/20/2051	2,688	2,249
2.00%, 12/20/2051	20,942	17,516
2.50%, 12/20/2046	1,086	936
2.50%, 09/20/2050	3,207	2,761
2.50%, 09/20/2050	5,303	4,618
2.50%, 03/20/2051	14,229	12,199
2.50%, 03/20/2051	16,623	14,348
2.50%, 06/20/2051	15,445	13,232
2.50%, 08/20/2051	63,605	54,896
2.50%, 09/20/2051	9,036	7,793
2.50%, 10/20/2051	7,668	6,613
2.50%, 11/20/2051	13,720	11,831
2.50%, 12/20/2051	8,041	6,933
2.94%, 10/20/2070(4)	6,705	5,958
3.00%, 06/20/2042	146	131
3.00%, 08/20/2042	1,929	1,735
3.00%, 11/20/2042	1,088	978
3.00%, 12/20/2042	554	498
3.00%, 01/20/2043	550	495
3.00%, 04/20/2043	1,355	1,219
3.00%, 09/20/2043	422	379
3.00%, 10/20/2043	65	59

3.00%, 01/20/2044	375	337
3.00%, 07/20/2044	146	131
3.00%, 12/20/2044	230	207
3.00%, 04/20/2045	2,074	1,866
3.00%, 05/20/2045	369	332
3.00%, 07/20/2045	882	793
3.00%, 10/20/2045	1,000	899
3.00%, 11/20/2045	241	217
3.00%, 02/20/2046	350	315
3.00%, 04/20/2046	2,077	1,870
3.00%, 05/20/2046	89	80
3.00%, 07/20/2046	1,717	1,543
3.00%, 08/20/2046	1,980	1,773
3.00%, 09/20/2046	591	531
3.00%, 01/20/2047	1,388	1,241
3.00%, 02/20/2047	2,060	1,843
3.00%, 03/20/2047	222	199
3.00%, 10/20/2047	11,124	9,972
3.00%, 07/20/2049	1,318	1,175
3.00%, 12/20/2049(10)	7,255	6,468
3.00%, 01/20/2050	871	776
3.00%, 02/20/2050	128	114
3.00%, 09/20/2050	373	332
3.00%, 09/20/2050	2,697	2,396
3.00%, 09/20/2050	7,677	7,090
3.00%, 07/20/2051	28,013	24,951
3.00%, 10/20/2051	16,399	14,525
3.00%, 11/20/2051	486	430
3.00%, 12/20/2051	2,266	2,007
3.00%, 12/20/2051	5,515	5,014
3.00%, 04/20/2052	1,970	1,744
3.03%, 12/20/2070(4)	3,513	3,152
3.04%, 06/20/2070(4)	4,254	3,834
3.07%, 09/20/2070(4)	3,987	3,598
3.09%, 12/20/2071(4)	9,640	8,615
3.48%, 04/20/2072(4)	3,273	2,981
3.50%, 10/20/2042	2,120	1,957
3.50%, 11/20/2042	737	684
3.50%, 05/20/2043	510	475
3.50%, 03/20/2045	524	485
3.50%, 04/20/2045	3,982	3,695
3.50%, 10/20/2045	3,361	3,109
3.50%, 01/20/2046	2,029	1,879
3.50%, 02/20/2046	6,037	5,574
3.50%, 03/20/2046	1,626	1,504

3.50%, 04/20/2046	12,829	11,856
3.50%, 05/20/2046	4,080	3,773
3.50%, 06/20/2046	1,923	1,757
3.50%, 07/20/2046(10)	3,647	3,370
3.50%, 08/20/2046	543	502
3.50%, 09/20/2046	424	392
3.50%, 11/20/2046	650	600
3.50%, 12/20/2046	2,905	2,684
3.50%, 01/20/2047	18	17
3.50%, 02/20/2047	2,912	2,691
3.50%, 03/20/2047	126	116
3.50%, 04/20/2047	299	276
3.50%, 05/20/2047	2,998	2,770
3.50%, 07/20/2047	2,444	2,256
3.50%, 08/20/2047	266	245
3.50%, 11/20/2047	5,265	4,848
3.50%, 12/20/2047	876	807
3.50%, 04/20/2048	3,810	3,509
3.50%, 06/20/2049	855	782
3.50%, 11/20/2049	3,220	2,969
3.50%, 08/20/2050	7,352	6,702
3.50%, 01/20/2051	8,990	8,190
3.50%, 06/20/2051	1,899	1,741
3.50%, 02/20/2052	2,111	1,933
3.50%, 02/20/2052	3,575	3,273
3.50%, 02/20/2052	5,214	4,749
4.00%, 10/20/2040	888	849
4.00%, 06/20/2042	1,232	1,184
4.00%, 10/20/2042	2,787	2,660
4.00%, 12/20/2042	1,431	1,366
4.00%, 02/20/2043	590	563
4.00%, 10/20/2043	1,625	1,542
4.00%, 11/20/2044	908	862
4.00%, 12/20/2044	669	634
4.00%, 03/20/2045	181	172
4.00%, 05/20/2045	2,141	2,032
4.00%, 08/20/2045	4,923	4,680
4.00%, 11/20/2045	1,535	1,459
4.00%, 01/20/2046	364	345
4.00%, 03/20/2046	395	371
4.00%, 04/20/2046	1,022	963
4.00%, 05/20/2046	1,721	1,634
4.00%, 06/20/2046	821	782
4.00%, 11/20/2046	723	686
4.00%, 02/20/2047	1,061	1,005

4.00%, 03/20/2047	2,160	2,049
4.00%, 05/20/2047	169	159
4.00%, 05/20/2047	179	170
4.00%, 06/20/2047	1,348	1,280
4.00%, 07/20/2047	3,053	2,898
4.00%, 09/20/2047	982	935
4.00%, 12/20/2047	1,412	1,341
4.00%, 01/20/2048	795	754
4.00%, 06/20/2048	2,353	2,221
4.00%, 01/20/2050	2,822	2,666
4.00%, 12/20/2051	4,705	4,402
4.00%, 12/20/2051	11,326	10,597
4.00%, 08/20/2052	25,911	24,238
4.25%, 12/20/2047	1,134	1,077
4.30% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,439	3,487
4.41% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,365	4,451
4.49% (1 Year CMT Index + 1.63%, 1.63% Floor, 6.74% Cap), 11/20/2071(3)	3,839	3,925
4.49% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	9,606	9,862
4.50%, 06/20/2040	306	301
4.50%, 01/20/2041	274	273
4.50%, 03/20/2041	243	240
4.50%, 05/20/2041	119	118
4.50%, 06/20/2041	861	848
4.50%, 09/20/2041	292	289
4.50%, 09/20/2043	667	666
4.50%, 10/20/2043	1,266	1,263
4.50%, 12/20/2043	692	690
4.50%, 10/20/2045	7,405	7,260
4.50%, 01/20/2046	1,060	1,050
4.50%, 07/20/2046	491	487
4.50%, 09/20/2046	945	915
4.50%, 11/20/2046	1,424	1,417
4.50%, 03/20/2047	255	250
4.50%, 07/20/2047	2,382	2,316
4.50%, 08/20/2047	616	599
4.50%, 09/20/2047	3,242	3,160
4.50%, 01/20/2048	469	456
4.50%, 02/20/2048	2,055	1,998
4.50%, 03/20/2048	231	224
4.50%, 04/20/2048	193	187
4.50%, 04/20/2048	1,197	1,159
4.50%, 04/20/2048	1,394	1,346
4.50%, 04/20/2048	1,651	1,611
4.50%, 05/20/2048	922	886
4.50%, 05/20/2048	2,043	1,954

4.50%, 05/20/2048	2,801	2,734
4.50%, 09/20/2048	473	459
4.50%, 11/20/2049	5,806	5,568
4.51% (1 Year CMT Index + 1.68%, 1.68% Floor, 8.25% Cap), 04/20/2072(3)	12,996	13,363
4.53% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	9,781	10,069
4.55% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,366	10,676
4.57% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.84% Cap), 10/20/2071(3)	10,900	11,217
4.58% (1 Year CMT Index + 1.79%, 1.78% Floor, 6.86% Cap), 09/20/2071(3)	10,101	10,423
4.58% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.86% Cap), 08/20/2071(3)	10,043	10,360
4.58% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,621	10,938
4.58% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,154	11,498
4.59% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.89% Cap), 11/20/2071(3)	10,758	11,087
4.61% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.46% Cap), 04/20/2072(3)	9,732	10,029
4.61% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	9,952	10,276
4.63% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,327	3,439
4.67% (1 Year CMT Index + 1.84%, 1.83% Floor, 6.91% Cap), 08/20/2071(3)	9,871	10,208
4.72% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,021	10,423
4.83% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.26% Cap), 03/20/2072(3)	9,759	10,177
5.00%, 10/20/2037	186	189
5.00%, 07/20/2040	81	81
5.00%, 06/20/2044	363	367
5.00%, 07/20/2044	325	328
5.00%, 08/20/2045	384	386
5.00%, 09/20/2046	908	919
5.00%, 10/20/2047	124	124
5.00%, 11/20/2047	630	627
5.00%, 06/20/2048	998	996
5.00%, 07/20/2048	270	273
5.00%, 07/20/2048	1,889	1,863
5.00%, 02/20/2049	3,202	3,154
5.00%, 07/20/2049	280	284
5.00%, 08/20/2049	5,958	6,001
5.00%, 09/20/2049	3,319	3,281
5.00%, 05/20/2052	3,659	3,558
5.50%, 09/20/2039	55	56
6.00%, 03/20/2028	2	2
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	209	223
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	100	105
6.50%, 07/20/2029	35	36
7.00%, 08/20/2038	9	9
7.50%, 02/20/2028(5)	0	0
7.50%, 09/20/2028	2	2
8.00%, 12/20/2025(5)	0	0

8.00%, 06/20/2026(5)	0	0
8.00%, 08/20/2026(5)	0	0
8.00%, 09/20/2026(5)	0	0
8.00%, 11/20/2026(5)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(5)	0	0
8.00%, 09/20/2028(5)	0	0
8.50%, 03/20/2025(5)	0	0
8.50%, 04/20/2025(5)	0	0
8.50%, 05/20/2025(5)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.18%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	37	34
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,805
GS Mortgage Securities Corp. Trust 2021-RENT
3.71% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,908
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(4)	5,880	5,830
GS Mortgage Securities Trust 2013-GC16
1.18%, 11/10/2046, Series 2013-GC16, Class XA(4)	15,288	111
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260	1,246
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,287
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	5,452	5,217
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,289	7,929
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,454
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,225
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550	2,174
GSMPS Mortgage Loan Trust 2004-4
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	38	32
GSMPS Mortgage Loan Trust 2005-RP2
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	64	62
GSMPS Mortgage Loan Trust 2005-RP3
1.69%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	323	3
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	438	376

GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	6	6
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	15	14
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	28	27
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	22	22
GSR Mortgage Loan Trust 2005-5F
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	11	10
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	56	54
GSR Mortgage Loan Trust 2005-AR6
3.01%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	15	25
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	186	100
Home RE 2019-1 Ltd.
4.73% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	510
Home RE 2021-2 Ltd.
3.53% (30-day Average SOFR + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(3)	3,753	3,734
Home RE 2022-1 Ltd.
5.13% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	8,800	8,588
HPA 2022-SFR1
3.95%, 04/15/2026(4)(14)	9,833	9,833
Impac CMB Trust Series 2004-4
5.38%, 09/25/2034, Series 2004-4, Class 2A2(2)	6	6
Impac CMB Trust Series 2004-7
3.82% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	316	310
Impac CMB Trust Series 2005-4
3.68% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	78	68
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	38	32
Impac Secured Assets Trust 2006-1
3.78% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	53	46
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,121
JP Morgan Alternative Loan Trust
3.24%, 03/25/2036, Series 2006-A1, Class 2A1(4)	17	16
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.21%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(5)	793	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.45%, 06/12/2043, Series 2006-CB15, Class X1(4)(5)	788	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(5)	811	0

JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
4.07% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,790
JP Morgan Mortgage Trust 2004-A3
3.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	2	2
JP Morgan Mortgage Trust 2004-A4
3.97%, 09/25/2034, Series 2004-A4, Class 1A1(4)	9	9
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
3.20%, 02/25/2035, Series 2005-A1, Class 3A4(4)	34	33
JP Morgan Mortgage Trust 2005-A4
3.08%, 07/25/2035, Series 2005-A4, Class 1A1(4)	18	18
JP Morgan Mortgage Trust 2006-A2
3.12%, 11/25/2033, Series 2006-A2, Class 5A3(4)	94	92
3.65%, 08/25/2034, Series 2006-A2, Class 4A1(4)	202	203
JP Morgan Mortgage Trust 2006-A3
3.75%, 08/25/2034, Series 2006-A3, Class 6A1(4)	26	25
JP Morgan Mortgage Trust 2006-A7
3.26%, 01/25/2037, Series 2006-A7, Class 2A2(4)	29	25
3.26%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	50	43
JP Morgan Mortgage Trust 2007-A1
2.61%, 07/25/2035, Series 2007-A1, Class 5A1(4)	22	21
2.61%, 07/25/2035, Series 2007-A1, Class 5A2(4)	332	324
JP Morgan Mortgage Trust 2007-A2
3.33%, 04/25/2037, Series 2007-A2, Class 2A3(4)	97	83
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	1,416	1,386
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	317	316
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,260	6,015
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	7,775	7,561
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,058
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	924
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	13,742
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	11,314	11,135
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	4,103	4,076

Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	5,312	4,895
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	5,372	4,984
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,318	2,119
Lehman Mortgage Trust 2006-2
5.91%, 04/25/2036, Series 2006-2, Class 1A1(4)	41	28
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	11	9
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	222	79
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(1)(4)	4,790	4,605
MASTR Adjustable Rate Mortgages Trust 2004-13
3.21%, 04/21/2034, Series 2004-13, Class 2A1(4)	58	56
MASTR Adjustable Rate Mortgages Trust 2004-15
2.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	8	7
MASTR Adjustable Rate Mortgages Trust 2004-3
2.69%, 04/25/2034, Series 2004-3, Class 4A2(4)	19	17
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	22	21
6.00%, 01/25/2034, Series 2003-9, Class 8A1	13	12
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	124	118
6.25%, 04/25/2034, Series 2004-3, Class 2A1	20	19
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	15	11
6.00%, 07/25/2034, Series 2004-6, Class 7A1	11	10
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	11	8
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	20	19
MASTR Reperforming Loan Trust 2005-2
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	663	359
MASTR Reperforming Loan Trust 2006-2
4.04%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	70	56

MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	10	8
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.99%, 06/25/2037, Series 2007-3, Class 1A3(4)	25	23
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.17%, 08/25/2033, Series 2003-A5, Class 2A6(4)	14	13
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
3.70% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	33	31
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
3.72% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	34	32
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.78%, 12/25/2034, Series 2004-1, Class 2A1(4)	36	34
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
3.54% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	12	12
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
3.44% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	22	21
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.51%, 08/25/2034, Series 2004-A4, Class A2(4)	33	31
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.77%, 02/25/2035, Series 2005-A2, Class A1(4)	57	54
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	10,223	9,079
MHC Commercial Mortgage Trust 2021-MHC
4.17% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	10,734
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	2,038	1,890
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	7,940	7,354
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,488
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,607	16,654
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,484	4,283
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,222
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	17,566
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552	2,386
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	91	86
Morgan Stanley Mortgage Loan Trust 2004-9
3.21%, 10/01/2022, Series 2004-9, Class 4A(4)	7	6

MRA Issuance Trust 2021-EBO2
0.00%, 04/05/2023, Series 2021-EBO2(1)(4)	12,985	12,585
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,401
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,216
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
3.30% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	74	70
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
3.26% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	17	16
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	34	29
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,569	1,490
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,622	2,489
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,508	1,421
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	8	7
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	7
Oaktown Re II Ltd.
4.63% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	547	547
Oaktown Re VII Ltd.
3.88% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	15,350	15,071
OBX 2022-NQM2 Trust
2.94%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,667	7,645
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	10,079	9,664
PMT Credit Risk Transfer Trust 2020-2R
6.93% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(1)(3)	5,313	5,295
PMT Credit Risk Transfer Trust 2021-1R
5.98% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	10,128	9,910
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	30	29
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	6,837	6,344
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	2,099	1,894
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	6,751	6,305

PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	2,035	1,853
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,528	2,274
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,762	1,627
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	3,296	2,938
Radnor Re 2018-1 Ltd.
4.48% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(1)(3)	192	192
Radnor RE 2020-1 Ltd.
4.03% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(3)	554	552
RALI Series 2002-QS16 Trust
10.17% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(5)(8)	0	0
RALI Series 2003-QS9 Trust
4.47% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(5)(8)	1	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
4.26%, 05/25/2035, Series 2005-QA6, Class A32(4)	76	45
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	9	7
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	505
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	8,880	8,332
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2003-A8
4.25%, 10/01/2022, Series 2003-A8, Class A5	1	1
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,253	1,149
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,598	2,404
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	10,672	10,171
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	6,019	5,556
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,174	7,503
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	7,009	6,463
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,416

Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,719	4,512
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,812	5,342
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	5,188	4,406
3.00%, 05/25/2060, Series 2020-3, Class M5TW	6,199	5,695
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	9,392	8,507
Sequoia Mortgage Trust 2004-10
3.61% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	22	20
Sequoia Mortgage Trust 2004-11
3.59% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	63	58
Sequoia Mortgage Trust 2004-12
3.07% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	65	60
Sequoia Mortgage Trust 2004-8
3.69% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	426	381
4.25% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	63	61
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,453
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	11,326	9,076
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	16,007	14,022
Structured Asset Mortgage Investments II Trust 2004-AR5
3.65% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	58	55
Structured Asset Mortgage Investments II Trust 2005-AR5
3.49% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	220	201
Structured Asset Mortgage Investments Trust 2003-CL1
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	76	75
Structured Asset Securities Corp.
3.43% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	47	44
5.07%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	117	107
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
3.60%, 11/25/2033, Series 2003-34A, Class 3A3(4)	10	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
3.16%, 12/25/2033, Series 2003-37A, Class 2A(4)	83	80
3.30%, 12/25/2033, Series 2003-37A, Class 8A2(4)	744	724

Thornburg Mortgage Securities Trust 2003-4
3.72% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	262	251
Thornburg Mortgage Securities Trust 2003-5
2.78%, 10/25/2043, Series 2003-5, Class 3A(4)	1,217	1,181
Thornburg Mortgage Securities Trust 2004-4
1.92%, 12/25/2044, Series 2004-4, Class 3A(4)	128	121
Thornburg Mortgage Securities Trust 2005-1
2.10%, 04/25/2045, Series 2005-1, Class A3(4)	305	292
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	866	858
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,691	2,586
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	2,407	2,334
Towd Point Mortgage Trust 2019-1
3.69%, 03/25/2058, Series 2019-1, Class A1(1)(4)	4,064	3,824
Towd Point Mortgage Trust 2019-HY3
4.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	982	968
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,609	2,323
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	14,092	11,516
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	9,615	9,021
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	14,000	13,014
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	17,804	16,547
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	17,730	16,527
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	9,946	9,520
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	19,686
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650	8,937
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	57
UBS-Barclays Commercial Mortgage Trust 2012-C2
0.80%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(5)	911	0
3.53%, 05/10/2063, Series 2012-C2, Class A4	33	33
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271	269
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	11	11

Vendee Mortgage Trust 1994-1
4.74%, 02/15/2024, Series 1994-1, Class 1(4)	9	9
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	26	26
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	38	39
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	16	16
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	55	57
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	40	41
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,136
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	8,542	7,835
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(5)	305	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.07%, 10/25/2033, Series 2003-AR11, Class A6(4)	98	92
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.80%, 08/25/2033, Series 2003-AR7, Class A7(4)	36	33
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.14%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	178	168
4.17%, 09/25/2033, Series 2003-AR9, Class 2A(4)	20	19
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	37	36
WaMu Mortgage Pass-Through Certificates Series 2003-S4
8.98% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(8)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	116	110
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.81%, 01/25/2035, Series 2004-AR14, Class A1(4)	1,111	1,044
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.10%, 06/25/2034, Series 2004-AR3, Class A2(4)	52	49
3.10%, 06/25/2034, Series 2004-AR3, Class A1(4)	923	865
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	326	314
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	979	922
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	20	18
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	84	81

WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.55%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	4
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.68%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	30	27
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	5	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	46	41
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
1.92% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(8)	78	3
1.97% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(8)	368	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	131	21
5.50%, 06/25/2035, Series 2005-4, Class CB7	127	114
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	19	16
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	11	9
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(5)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	12	10
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	4,490	4,375
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	7,076	6,734
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	694
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,114
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,344
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	6,935
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,409
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,286
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,441	12,298

Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,282
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,391
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	15,364
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	799
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	18,066
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	464	372
Wells Fargo Commercial Mortgage Trust 2021-SAVE
3.97% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,744
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	3,819	3,447
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	7	5
WFRBS Commercial Mortgage Trust 2013-C11
4.37%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	293
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	227
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,797
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,701
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	6,643	6,538

Total Mortgage-Backed Obligations (Cost: $6,485,290)		5,853,194

Total Bonds & Notes (Cost: $18,148,620)		15,985,404

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,323

Total Financials		2,323

Total Preferred Stocks (Cost: $2,375)		2,323

SHORT-TERM INVESTMENTS – 4.92%
Money Market Funds – 4.76%
Fidelity Institutional Money Market Government Fund—Class I, 2.78%(12)	770,458	770,458

Total Money Market Funds (Cost: $770,458)		770,458

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.16%
ANZ, London, 2.58% due 10/03/2022	$9,801	9,801
JP Morgan, New York, 2.58% due 10/03/2022	15,493	15,493
Sumitomo Trust Bank, London, 2.58% due 10/03/2022	7	7

Total Time Deposits (Cost: $25,301)		25,301

Total Short-Term Investments (Cost: $795,759)		795,759

TOTAL INVESTMENTS IN SECURITIES – 103.81%
(Cost: $18,946,754)		16,783,486

TBA SALE COMMITMENTS – (0.24)%
Mortgage-Backed Obligations – (0.24)%
Fannie Mae
2.00%, 10/01/2052(13)	(500)	(405)
2.50%, 10/01/2052(13)	(43,500)	(36,488)
3.00%, 10/01/2052(13)	(1,500)	(1,305)

Total TBA Sale Commitments (Proceeds Received: $(40,245))		(38,198)

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.57)%		(578,331)

TOTAL NET ASSETS – 100.00%		$16,166,957

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,322,650, which represents 20.55% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2022.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2022.
(5)	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	Security in default as of September 30, 2022. The value of these securities totals $330, which represents 0.00% of total net assets.
(7)	Amount calculated is less than 0.005%.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	Inflation protected security. The value of these securities totals $3,506, which represents 0.02% of total net assets.
(10)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $39,280, which represents 0.24% of total net assets.
(11)	Delayed delivery purchase commitment security. The value of these securities totals $532,633, which represents 3.29% of total net assets.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Delayed delivery sale commitment security. The value of these securities totals $(38,198), which represents (0.24)% of total net assets.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $31,568, which represents 0.20% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
586	U.S. 2 Year Note Future	Dec. 2022	$122,345	$120,359	$(1,986)
4,251	U.S. 5 Year Note Future	Dec. 2022	470,216	457,016	(13,200)
195	U.S. 10 Year Note Future	Dec. 2022	21,908	21,852	(56)
119	U.S. Ultra 10 Year Note Future	Dec. 2022	14,718	14,099	(619)
1,532	U.S. Ultra Bond Future	Dec. 2022	230,142	209,885	(20,257)

					(36,118)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(604)	U.S. Long Bond Future	Dec. 2022	$(81,244)	$(76,350)	$4,894
(10)	U.S. Ultra 10 Year Note Future	Dec. 2022	(1,261)	(1,185)	76

					4,970

					$(31,148)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 97.06%
Asset-Backed Obligations – 12.26%
522 Funding CLO 2019-5 Ltd.
3.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	$4,710	$4,500
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	8,233	6,508
ABFC 2005-WMC1 Trust
3.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	4,586	4,403
ABFC 2007-NC1 Trust
3.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	9,484	8,727
Accredited Mortgage Loan Trust 2006-2
3.34% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	195	191
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
4.01% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	4,452	4,341
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
3.79% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	3,448	3,401
ACRES Commercial Realty 2021-FL1 Ltd.
4.14% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 06/15/2036, Series 2021-FL1, Class A(1)(2)	691	672
ACRES Commercial Realty 2021-FL2 Ltd.
4.34% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,150
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,385
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
4.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	561
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	751
AGL Core CLO 15 Ltd.
3.86% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,711
AIG CLO 2019-2 Ltd.
4.38% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,260
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	15,000	12,789
Allegro CLO IX Ltd.
3.91% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,124
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3	322	322
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	2,650	2,642
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	102
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,635
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	8,655	7,925
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,162
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	512
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,299
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,339
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D	2,940	2,932
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D	4,310	4,275
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,290
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,854
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,367
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,635
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,379
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	4,889
Ammc CLO 19 Ltd.
3.65% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)	2,297	2,281
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	18,257
Anchorage Capital CLO 15 Ltd.
3.91% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	240
Anchorage Capital CLO 16 Ltd.
3.94% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,754
Anchorage Capital CLO 3-R Ltd.
3.84% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	497	488
Apidos CLO XX
3.84% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	4,190	4,099
Apidos CLO XXIII
3.73% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)	5,000	4,859

Apidos CLO XXIV
3.66% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)		1,700	1,655
Apres Static CLO Ltd
4.91% (3 Month LIBOR USD + 2.40%), 10/15/2028, Series 2019-1A, Class BR(1)(2)		10,045	9,635
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,281
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
5.37% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,642
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
4.17% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		14,520	14,321
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
3.74% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,000	9,751
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
4.70% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,680
Ares European CLO
0.66% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,431	24,985
Ares LIX CLO Ltd.
3.81% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,306
4.18% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,202
Ares LXII CLO Ltd.
4.43% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	7,822
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	897	852
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,681
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,494
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,347
2.68%, 08/20/2026, Series 2020-1A, Class B(1)		2,505	2,271
3.35%, 09/22/2025, Series 2019-2A, Class A(1)		1,245	1,196
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	5,972
Bain Capital Credit CLO 2018-2
3.82% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	244
Bain Capital Credit CLO 2020-4 Ltd.
4.12% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	243
Bain Capital Credit CLO 2021-4 Ltd.
3.88% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,723
4.36% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	3,788
Bain Capital Euro CLO 2018-2 DAC
0.79% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	23,423
Ballyrock CLO 15 Ltd.
3.57% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,597
Barings CLO Ltd. 2013-I
3.51% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		2,177	2,140
Barings CLO Ltd. 2018-III
3.66% (3 Month LIBOR USD + 0.95%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		547	539
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(3)		3,594	502
BDS 2021-FL10 Ltd.
4.06% (1 Month LIBOR USD + 1.07%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		10,000	9,765
4.34% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,487
BDS 2022-FL11 LLC
4.82% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		3,627	3,620
Bear Stearns Asset Backed Securities I Trust 2005-EC1
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(2)		9,417	9,346
Bear Stearns Asset Backed Securities I Trust 2007-HE2
3.24% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		3,306	3,273
Benefit Street Partners CLO IV Ltd.
4.26% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,079
Benefit Street Partners CLO X Ltd.
3.92% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,333
Benefit Street Partners CLO XX Ltd.
3.68% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	5,900
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	10,487
BHG Securitization Trust 2022-C
5.32%, 10/17/2035, Series 2022-C, Class A(1)		1,825	1,825
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	542
Birch Grove CLO 2 Ltd.
4.00% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,830
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)		994	844
BPCRE 2022-FL2 Ltd.
5.42% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)		1,493	1,493
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,386	1,299
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(1)		3,335	3,271
BSPRT 2021-FL7 Issuer Ltd.
4.14% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		9,900	9,667
BSPRT 2022-FL8 Issuer Ltd.
3.79% (30-day Average SOFR + 1.50%, 1.50% Floor), 02/15/2037, Series 2022-FL8, Class A(1)(2)		9,260	8,990
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		2,691	2,362
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		1,402	1,402
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.71% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)		997	975
Carlyle Global Market Strategies CLO 2014-2R Ltd.
3.96% (3 Month LIBOR USD + 1.05%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)		1,168	1,140

Carlyle Global Market Strategies CLO 2014-5 Ltd.
3.65% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,518	9,312
CARLYLE US CLO 2017-4 Ltd.
3.69% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	13,000	12,761
Carlyle US CLO 2021-1 Ltd.
3.65% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,677
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055	2,032
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120	1,093
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,517
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,437
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,733
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	727
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,771
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,114
CarNow Auto Receivables Trust 2022-1
3.44%, 07/15/2024, Series 2022-1A, Class A(1)	7,914	7,890
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	4,645	4,464
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	2,540	2,428
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,290
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	3,429
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,286
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,813	2,462
CBAM 2019-9 Ltd.
3.79% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	11,682	11,540
Cedar Funding IX CLO Ltd.
3.69% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	8,110	7,918
Cedar Funding X CLO Ltd.
4.31% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,097
Centex Home Equity Loan Trust 2005-B
3.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	3,597	3,524
Centex Home Equity Loan Trust 2005-D
4.04% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,078
CHEC Loan Trust 2004-2
4.04% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,062
CIFC Funding 2015-IV Ltd.
3.78% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	18,760
4.16% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,009
CIFC Funding 2017-III Ltd.
3.93% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	500	493
CIFC Funding 2018-I Ltd.
3.74% (3 Month LIBOR USD + 1.00%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,326
CIFC Funding 2019-V Ltd.
3.65% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,205
CIFC Funding 2021-VII Ltd.
3.91% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,141
CIT Mortgage Loan Trust 2007-1
4.58% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,861
Citigroup Mortgage Loan Trust, Inc.
3.71% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,813	1,687
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,372
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,728
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(1)	3,577	3,111
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(1)	2,926	2,505
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	480	426
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,739	1,615
4.28% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,275	1,252
College Avenue Student Loans LLC
4.73% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	2,367	2,331
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,772	1,527
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	160
8.06%, 09/01/2029, Series 2000-1, Class A5(3)	13,024	3,038
8.31%, 05/01/2032, Series 2000-4, Class A6(3)	8,505	1,933
Conseco Financial Corp.
7.70%, 05/15/2027(3)	3,157	2,940
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(1)	96	96
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	9,837	9,710
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,606	1,514
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,263

Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,198
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,317
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,261
Countrywide Asset-Backed Certificates
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	20,175	18,874
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)	559	555
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	16,273	16,179
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,864
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,100
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,719
Credit-Based Asset Servicing & Securitization LLC
3.38% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,901	9,357
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,692	3,444
Crown City CLO III
3.88% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	239
CVS Pass-Through Trust
6.94%, 01/10/2030	809	833
CWABS Asset-Backed Certificates Trust 2004-13
4.51% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	4,347	4,166
CWABS Asset-Backed Certificates Trust 2005-12
3.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(2)	102	102
CWABS Asset-Backed Certificates Trust 2005-7
4.13% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)	88	88
CWABS Asset-Backed Certificates Trust 2005-9
4.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,636	4,452
CWABS Asset-Backed Certificates Trust 2005-AB4
3.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,891	1,774
CWABS Asset-Backed Certificates Trust 2006-2
3.31% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,739	18,789
3.71% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	23,500	22,064
CWABS Asset-Backed Certificates Trust 2006-22
3.30% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	7,765	7,329
CWABS Asset-Backed Certificates Trust 2006-BC1
3.67% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	835
CWABS Asset-Backed Certificates Trust 2007-10
3.26% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	26,283	24,518
CWABS Asset-Backed Certificates Trust 2007-2
3.30% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	22,044
CWABS Asset-Backed Certificates Trust 2007-8
3.33% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,457	1,401
CWABS Asset-Backed Certificates Trust 2007-BC2
3.37% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	6,347	5,974
CWABS Revolving Home Equity Loan Trust Series 2004-T
3.06% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	3,363	3,277
CWABS, Inc. Asset-backed Certificates Series 2007-12
3.82% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	3,361	3,209
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
3.01% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	248	252
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,097	1,905
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	3,651	3,321
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,930	4,813
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	489
Dewolf Park CLO Ltd.
3.96% (3 Month LIBOR USD + 1.45%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	11,677
Diameter Capital CLO 1 Ltd.
3.75% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,173
Diameter Capital CLO 3 Ltd.
3.72% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,572
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,480	9,453
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,331	5,459
4.12%, 07/25/2047, Series 2017-1A, Class A23(1)	4,154	3,820
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,397	2,207
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D	196	196
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	1,709	1,710
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	1,979	1,974
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,073
Dryden 30 Senior Loan Fund
3.73% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,026	1,008
Dryden 36 Senior Loan Fund
3.53% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	9,388	9,243
Dryden 64 CLO Ltd.
3.71% (3 Month LIBOR USD + 0.97%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,900	5,770
Dryden 83 CLO Ltd.
3.96% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,219

Dryden 86 CLO Ltd.
3.84% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,712
Dryden XXVI Senior Loan Fund
3.41% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,098	4,011
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	1,542	1,520
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	3,850	3,738
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,447
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,084
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027, Series 2021-4A, Class D(1)	6,980	6,252
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,375
Eaton Vance CLO 2014-1R Ltd.
4.00% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	961
Eaton Vance CLO 2019-1 Ltd.
3.61% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,357
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	240	150
ECMC Group Student Loan Trust
4.08% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	841	830
ECMC Group Student Loan Trust 2017-2
4.13% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	7,075	6,922
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	1,160	1,133
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	565	492
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,679	1,531
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(3)	530	454
Ellington Loan Acquisition Trust 2007-1
4.18% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	695	670
Elmwood CLO 15 Ltd.
1.98% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	10,642
Elmwood CLO I Ltd.
4.16% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,946
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	3,090	3,071
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175	1,136
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,362
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,746
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,675
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	6,874	6,721
Fieldstone Mortgage Investment Trust Series 2006-3
2.72% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,965	3,687
First Franklin Mortgage Loan Trust 2002-FF4
3.69% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,725	3,558
First Franklin Mortgage Loan Trust 2003-FFH2
4.21% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	4,464	4,373
First Franklin Mortgage Loan Trust 2004-FF7
5.26% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	846
First Franklin Mortgage Loan Trust 2006-FF11
3.44% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,636
First Franklin Mortgage Loan Trust 2006-FF16
3.50% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,378	2,509
First Franklin Mortgage Loan Trust 2006-FF17
3.23% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	3,140	2,926
First Franklin Mortgage Loan Trust 2006-FF2
3.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	9,753	8,814
First Franklin Mortgage Loan Trust Series 2005-FF12
3.79% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)	1,926	1,844
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(1)	1,106	1,101
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)	2,875	2,604
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)	1,590	1,420
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)	805	716
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)	4,795	4,001
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)	3,380	2,811
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)	2,000	1,643
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)	10,352	9,350
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(1)	664	664
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)	1,356	1,352

Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,156
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,614
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,344
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,750
Flagship Credit Auto Trust 2021-4
1.96%, 12/15/2027, Series 2021-4, Class C(1)		5,215	4,810
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,046
Flatiron CLO 19 Ltd.
4.00% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	483
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	4,086	2,922
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		3,003	2,158
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	198
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$4,408	4,352
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		8,201	7,993
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		16,038	15,551
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,751
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,509
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	2,969
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		885	853
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,242
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	2,987
Fremont Home Loan Trust 2003-1
4.36% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,761	1,712
Fremont Home Loan Trust 2004-4
3.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		21,996	20,700
Fremont Home Loan Trust 2004-C
4.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		7,326	6,824
Fremont Home Loan Trust 2005-1
4.24% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,496
Fremont Home Loan Trust 2005-2
3.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		2,066	2,013
Fremont Home Loan Trust 2005-C
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,707
4.01% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,579
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,189
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	993
FS Rialto 2022-Fl4 Issuer LLC
4.18% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		6,401	6,250
FS Rialto 2022-FL6 Issuer LLC
5.60% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)		1,818	1,811
Galaxy XXII CLO Ltd.
3.94% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,255
Gallatin CLO IX 2018-1 Ltd.
3.78% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		6,214	6,146
Gallatin CLO VIII 2017-1 Ltd.
3.60% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	33,825
Generate CLO 5 Ltd.
3.94% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	488
Generate CLO 6 Ltd.
3.96% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	717
Generate CLO 7 Ltd.
4.13% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,364
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,769
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)		15,090	13,632
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675	2,621
GM Financial Automobile Leasing Trust 2021-1
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	2,940
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		835	832
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		5,466	5,309
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		16,035	15,393
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,906
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	710
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,624
Goldentree Loan Management US CLO 10 Ltd.
3.81% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	955
Goldentree Loan Management US CLO 8 Ltd.
3.86% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,522

GoldenTree Loan Opportunities IX Ltd.
3.92% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		10,558	10,417
Golub Capital Partners CLO 51M Ltd.
4.38% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,016
Golub Capital Partners CLO 55B Ltd.
3.91% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,834
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		1,810	1,733
GRACIE POINT INTERNATIONAL FUNDING 2022-2
5.20% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		3,156	3,154
5.80% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,256
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
4.00% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900	1,874
GREYWOLF CLO VII Ltd.
3.89% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	486
GSAMP Trust 2005-AHL
4.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,949	3,729
GSAMP Trust 2007-FM2
3.14% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,590	980
Gulf Stream Meridian 1 Ltd.
3.88% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,939
Gulf Stream Meridian 3 Ltd.
3.83% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,098
Gulf Stream Meridian 4 Ltd.
3.71% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,197
Gulf Stream Meridian 7 Ltd.
3.69% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	17,440
HalseyPoint CLO 3 Ltd.
4.23% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,020
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,730	3,747
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		4,138	3,876
Harley Marine Financing LLC
6.68%, 05/15/2043, Series 2018-1A, Class A2(1)(4)		692	658
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR	34,400	32,129
1.04%, 07/15/2031, Series 21A, Class A2R(1)		4,100	3,523
Harvest SBA Loan Trust 2018-1
4.69% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$3,125	3,125
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	10,115
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		8,879	8,498
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,133
Highbridge Loan Management 7-2015 Ltd.
4.09% (3 Month LIBOR USD + 1.18%), 03/15/2027, Series 7A-2015, Class BR(1)(2)		1,730	1,683
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		60	59
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		27	27
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		159	146
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		2,434	2,220
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,162	1,006
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,197	1,001
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		786	632
Home Partners of America 2021-2 Trust
2.85%, 12/17/2026, Series 2021-2, Class E1(1)		8,583	7,397
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,291	3,673
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		15,783	13,529
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3		405	403
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		3,519	3,489
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		4,939	4,831
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		9,035	8,770
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		1,180	986
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(1)		1,030	1,020
2.40%, 11/20/2029, Series 2022-1A, Class D(1)		3,390	3,093
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)		1,900	1,871
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)		1,775	1,674
Huntington CDO Ltd.
3.33% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)		8,448	8,194
Invitation Homes 2018-SFR1 Trust
3.94% (1 Month LIBOR USD + 0.95%), 03/17/2037, Series 2018-SFR1, Class B(1)(2)		7,699	7,625
IXIS Real Estate Capital Trust 2005-HE2
4.06% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)		4,516	4,345
JMP Credit Advisors CLO IV Ltd.
4.02% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)		5,152	5,095

JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.78% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	6,245
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
3.62% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	7,594
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
3.62% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	6,149	5,842
JP Morgan Mortgage Acquisition Trust 2006-CW1
3.52% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,788
JP Morgan Mortgage Acquisition Trust 2006-WMC4
3.20% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	19,606	10,750
3.23% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	17,856	9,809
JP Morgan Mortgage Acquisition Trust 2007-CH3
3.34% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	13,042	12,805
JP Morgan Mortgage Acquisition Trust 2007-CH5
3.35% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,071
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	2,866	2,414
KKR CLO 11 Ltd.
3.69% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,900	8,695
KKR CLO 29 Ltd.
4.01% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,075
KREF 2022-FL3 Ltd.
4.47% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,610
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	4,779	4,327
LCM XVII LP
3.64% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,465
Lehman XS Trust 2007-6
3.50% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	7,101	5,876
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,720
LoanCore 2022-CRE7 Issuer Ltd.
3.83% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,000	9,647
Long Beach Mortgage Loan Trust 2004-6
3.88% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	19,024	17,060
Long Beach Mortgage Loan Trust 2005-2
3.83% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,783
Long Beach Mortgage Loan Trust 2005-WL2
3.60% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	9,398	9,122
Long Beach Mortgage Loan Trust 2006-WL1
3.50% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	14,958	14,195
Madison Park Funding XLVII Ltd.
4.59% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	474
Madison Park Funding XLVIII Ltd.
4.19% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,620
Madison Park Funding XVIII Ltd.
3.67% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,185	5,082
Madison Park Funding XXV Ltd.
4.43% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	7,929
Madison Park Funding XXVI Ltd.
4.01% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,940	2,898
Madison Park Funding XXXIII Ltd.
3.62% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	13,907
Madison Park Funding XXXIV Ltd.
3.90% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	243
Madison Park Funding XXXIX Ltd.
4.41% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	24,323
Madison Park Funding XXXV Ltd.
3.70% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,433
Magnetite VII Ltd.
3.31% (3 Month LIBOR USD + 0.80%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	10,641	10,415
Magnetite VIII Ltd.
3.49% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,094	1,070
Magnetite XXV Ltd.
3.98% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,566
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	5,147	4,585
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	1,012	886
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	15,369	12,603
Marble Point CLO X Ltd.
3.55% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	800	781
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,028
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,874
MASTR Asset Backed Securities Trust 2004-WMC1
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	1,018	999
MASTR Specialized Loan Trust
3.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	462	440
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	4,880	4,636
4.21%, 03/20/2026, Series 2021-1A, Class C(1)	5,000	4,559
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(4)	1,526	1,161
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
3.56% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,184	1,687

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
4.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	15,010	13,226
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
3.23% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	12,037	10,913
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	3,129	1,906
MF1 2020-FL4 Ltd.
4.66% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	21,362	21,148
MF1 2021-FL6 Ltd.
4.04% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	21,219	20,635
MF1 2021-FL7 Ltd.
4.07% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	24,302	23,269
MF1 2022-FL10 LLC
5.66% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	1,188	1,178
MF1 2022-FL8 Ltd.
3.63% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,783
MF1 2022-FL9 LLC
5.17% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,526
Midocean Credit CLO VIII
4.03% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	26,767
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,153
Morgan Stanley ABS Capital I Inc Trust 2004-HE8
4.04% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,372	1,288
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
4.01% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,481
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
3.21% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	476	423
Morgan Stanley Capital I, Inc. Trust 2006-HE1
3.66% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	5,893	5,659
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)	12,640	2,999
Morgan Stanley Mortgage Loan Trust 2007-8XS
3.61% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	19,568	7,857
3.62% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,890	759
Mountain View CLO 2017-1 LLC
3.83% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,044	12,811
Mountain View CLO IX Ltd.
3.63% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,400	1,368
Mountain View CLO X Ltd.
3.28% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	297	295
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	299	276
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	696	617
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	11,246	9,899
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	34	33
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	189	176
Nassau 2017-I Ltd.
3.66% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	12,897	12,745
National Collegiate Student Loan Trust 2005-3
2.82% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	4,279	4,114
Navient Private Education Loan Trust 2015-B
4.27% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	11,152	11,073
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	134	132
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	407
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	930	907
Navient Private Education Loan Trust 2020-I
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	8,435	7,325
3.82% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	14,542	14,170
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	329	329
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	223	221
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	3,093	2,866
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	3,257	3,016
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,192	2,918
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	4,430	3,957
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,764
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	5,628	5,085
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	3,760	3,361
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	2,736	2,486
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	3,200	2,815
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	302
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,131

Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,630
Navient Student Loan Trust 2014-3
3.70% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	225	217
Navient Student Loan Trust 2016-2
4.58% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	5,803	5,764
Navient Student Loan Trust 2018-2
3.83% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	15,000	14,720
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)	13,675	11,621
Nelnet Student Loan Trust 2006-1
3.41% (3 Month LIBOR USD + 0.45%), 08/23/2036, Series 2006-1, Class A6(1)(2)	22,712	21,983
Nelnet Student Loan Trust 2014-2
3.93% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,143
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	7,701	6,869
Neuberger Berman CLO XIV Ltd.
3.82% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,300	2,262
Neuberger Berman CLO XVI-S Ltd.
3.55% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	17,961
Neuberger Berman Loan Advisers CLO 32 Ltd.
3.73% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,279
Neuberger Berman Loan Advisers CLO 42 Ltd.
3.84% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	526
Neuberger Berman Loan Advisers CLO 43 Ltd.
3.87% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	28,428
New Century Home Equity Loan Trust 2005-1
3.76% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	3,887	3,870
New Century Home Equity Loan Trust Series 2005-D
3.79% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,499
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	1,317	1,312
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,543	3,489
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	1,902	1,883
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
3.70% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	502	501
OCP CLO 2014-5 Ltd.
3.85% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,250	1,220
OCP CLO 2014-7 Ltd.
3.83% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	14,012	13,790
OCP CLO 2020-19 Ltd.
3.86% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	11,914
Octagon Investment Partners 29 Ltd.
3.96% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,629
Octagon Investment Partners 43 Ltd.
4.43% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,196
Octagon Investment Partners XVI Ltd.
3.76% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	976
Octagon Investment Partners XVII Ltd.
4.18% (3 Month LIBOR USD + 1.40%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,375
OHA Credit Funding 3 Ltd.
3.85% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,396
OHA Credit Funding 4 Ltd.
3.91% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	719
OHA Credit Funding 6 Ltd.
3.85% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,434
OHA Credit Funding 7 Ltd.
3.85% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	317
OHA Credit Partners XIII Ltd.
4.43% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	234
OHA Credit Partners XVI
3.89% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,392
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,215
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	950
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	316
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,050
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,411
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,543
3.05% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	235
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	36,849	36,122
5.24%, 10/14/2034, Series 2022-2A, Class B(1)	2,646	2,567
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,015
Option One Mortgage Loan Trust 2004-2
3.88% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	5,203	4,967
Option One Mortgage Loan Trust 2005-2
3.74% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	117	116
Option One Mortgage Loan Trust 2006-1
3.68% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	8,313	8,141
Option One Mortgage Loan Trust 2006-3
3.22% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	16,196	10,795

Option One Mortgage Loan Trust 2007-4
3.26% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	14,965	9,030
OZLM VI Ltd.
3.82% (3 Month LIBOR USD + 1.08%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	15,517	15,196
OZLM VII Ltd.
3.75% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	5,649	5,562
OZLM VIII Ltd.
3.72% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	34,827	34,235
4.39% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,846
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	28,538	27,552
Palmer Square CLO 2013-2 Ltd.
4.24% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	238
Palmer Square CLO 2020-3 Ltd.
3.99% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,416
Palmer Square CLO 2021-2 Ltd.
3.66% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,673
Palmer Square CLO 2021-4 Ltd.
3.68% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	21,387
Palmer Square Loan Funding 2020-1 Ltd.
4.88% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 02/20/2028, Series 2020-1A, Class B(1)(2)	4,590	4,428
Palmer Square Loan Funding 2021-2 Ltd.
4.23% (3 Month LIBOR USD + 1.25%, 1.25% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,283
Palmer Square Loan Funding 2021-3 Ltd.
4.11% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,805
Palmer Square Loan Funding 2021-4 Ltd.
3.91% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,897
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
3.86% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,884
Pikes Peak CLO 11
4.13% (3 Month Term SOFR + 1.95%, 1.95% Floor), 07/25/2034, Series 2022-11A, Class A1(1)(2)	1,760	1,708
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	773	651
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,234	3,985
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,190
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)	24,532	23,269
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)	33,754	31,130
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(4)	22,780	21,151
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(4)	30,032	28,690
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,799
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	308
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	481
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	9,734
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	9,920
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,705
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,544
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,281
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	807
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	540
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,829
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	454
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,109
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	806
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	879
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	475
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,307
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,151
RAAC Series 2006-RP4 Trust
3.91% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	9,617	9,329
Rad CLO 15 Ltd.
3.80% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,149
Rad CLO 5 Ltd.
3.90% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	679
RAMP Series 2005-RS5 Trust
4.10% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	500	490
RASC Series 2005-KS10 Trust
3.74% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	1,671	1,662
RASC Series 2006-EMX6 Trust
3.62% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	218	191
RASC Series 2006-KS9 Trust
3.24% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(2)	2	16
RASC Series 2007-KS3 Trust
3.42% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	27,244	25,771
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	292

Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	1,326	1,198
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	694
Rockford Tower CLO 2017-3 Ltd.
3.90% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	7,100	6,968
Rockford Tower CLO 2019-2 Ltd.
4.08% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,360
Rockford Tower CLO 2021-1 Ltd.
3.88% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	24,730
RR 3 Ltd.
3.60% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	3,040	2,979
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	1,584	1,583
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	103	103
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	3,875	3,876
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	2,994	2,978
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	722	720
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,217
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	572
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280	3,137
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	8,868
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,839
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,045
Saxon Asset Securities Trust 2006-1
3.55% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,080	1,038
Saxon Asset Securities Trust 2007-2
3.28% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	18,454	16,156
Saxon Asset Securities Trust 2007-3
3.39% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	15,827	15,068
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	297
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,375
Sculptor CLO XXVIII Ltd.
4.51% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,473
Securitized Asset Backed Receivables LLC Trust 2004-OP1
3.85% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	9,188	8,965
Securitized Asset Backed Receivables LLC Trust 2005-HE1
3.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,756	2,434
Securitized Asset Backed Receivables LLC Trust 2006-CB5
3.36% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,137	2,760
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	637	519
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	879	816
Shackleton 2019-XIV CLO Ltd.
4.51% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,198
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	615	599
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	1,157	1,106
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	769	719
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,315	2,147
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	642	588
Sixth Street CLO XVI Ltd.
4.03% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,236
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(1)	13,804	11,098
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	9,154	7,508
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(3)	1,554	1,521
SLM Private Credit Student Loan Trust 2005-B
3.62% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	5,156	4,908
SLM Student Loan Trust 2003-7
4.49% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	6,539	6,430
SLM Student Loan Trust 2005-4
2.95% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	11,000	10,556
SLM Student Loan Trust 2006-10
3.00% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,539	1,446
SLM Student Loan Trust 2007-7
3.11% (3 Month LIBOR USD + 0.33%), 12/30/2022, Series 2007-7, Class A4(2)	1,879	1,816
SLM Student Loan Trust 2008-5
4.48% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	2,815	2,802
4.63% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,155
SLM Student Loan Trust 2008-6
3.88% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	9,850	9,666

SLM Student Loan Trust 2008-7
3.68% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	7,714	7,478
SLM Student Loan Trust 2012-1
4.03% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	9,716	9,418
SLM Student Loan Trust 2012-2
3.78% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	11,509	11,056
SLM Student Loan Trust 2012-7
3.73% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,854	3,700
4.88% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,107
SLM Student Loan Trust 2014-1
3.68% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,277	2,170
SMB Private Education Loan Trust 2015-B
4.57% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	994	994
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,215
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	118	114
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	701	676
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	216	207
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	673	649
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,416	1,353
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	7,347	7,044
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	3,086	2,963
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	252
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	7,336	7,055
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	703
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	4,980	4,746
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	4,777	4,513
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	9,070	8,461
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	5,728	5,059
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	8,442	7,194
SMB Private Education Loan Trust 2022-B
3.74% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	32,323	31,828
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	35,841	33,406
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	829
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(1)	195	194
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(1)(3)	310	310
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(3)	490	452
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(1)(3)	1,382	1,354
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(3)	1,030	1,005
SoFi Professional Loan Program 2017-C LLC
3.68% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	442	440
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	903	875
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	659
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,331
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,746
Sound Point CLO XIV Ltd.
3.77% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	1,992	1,967
Sound Point CLO XV Ltd.
3.68% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,239	2,208
Sound Point CLO XX Ltd.
3.87% (3 Month LIBOR USD + 1.10%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	515
Soundview Home Loan Trust 2006-OPT5
3.56% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	19,133
Southwick Park CLO LLC
3.77% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,062
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.57%, 02/25/2037, Series 2006-BC2, Class A2C(4)	10,897	4,423
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
3.36% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	10,891	8,783
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	7,178	7,089
Stratus CLO 2021-3 Ltd.
3.66% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	30,103	29,581
Structured Adjustable Rate Mortgage Loan Trust
3.46%, 02/25/2035, Series 2005-1, Class 1A1(3)	3,960	3,719

Structured Asset Investment Loan Trust 2004-8
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	637	618
Structured Asset Investment Loan Trust 2005-HE2
3.83% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	5,706	5,470
Structured Asset Mortgage Investments II Trust 2007-AR3
3.27% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	18,227	16,624
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
4.08% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	217	215
STWD 2019-FL1 Ltd.
4.12% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	15,521	15,398
Symphony CLO XVII Ltd.
3.39% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	1,974	1,950
Symphony CLO XX Ltd.
4.39% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	10,728
Symphony CLO XXIII Ltd.
3.53% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	13,840
Symphony CLO XXIV Ltd.
3.98% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	636
Symphony CLO XXVI Ltd.
3.79% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,511
Taco Bell Funding LLC
1.95%, 08/25/2051, Series 2021-1A, Class A2I(1)	5,226	4,365
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,081	7,256
TCW CLO 2019-1 AMR Ltd.
4.67% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,099
TCW CLO 2020-1 Ltd.
3.87% (3 Month LIBOR USD + 1.16%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,265
TCW CLO 2022-1 Ltd.
2.09% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	8,758
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(1)	3,629	3,069
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	4,421	4,310
THL Credit Wind River 2019-3 CLO Ltd.
4.16% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,073
TIAA CLO I Ltd.
3.91% (3 Month LIBOR USD + 1.20%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,272
TICP CLO X Ltd.
4.18% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	3,869
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(3)	171	168
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	4,632	4,556
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,151
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,047
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,532
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,508
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	3,988
Trimaran Cavu 2019-1 Ltd.
4.61% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,749
Trimaran Cavu 2021-2 Ltd.
4.53% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,338
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	3,395	3,282
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	14,370	13,846
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	11,059	10,830
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	4,309	4,145
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(4)	1,756	1,682
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(4)	8,463	7,744
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(4)	10,511	9,771
Venture XIV CLO Ltd.
4.07% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	50,759	49,817
Venture Xxv CLO Ltd.
3.73% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	19,211	18,839
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)	1,808	1,641
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)	4,589	4,259
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)	3,990	3,700
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(4)	14,335	13,259
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)	3,346	3,069
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)	13,484	12,289
Voya CLO 2013-2 Ltd.
3.77% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	2,000	1,947
Voya CLO 2020-1 Ltd.
4.44% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,462

WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.22%, 02/25/2037, Series 2007-HY1, Class 4A1(3)	6,110	5,559
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	1,890	1,440
Wellfleet CLO 2017-2A Ltd.
3.77% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	5,490	5,402
Wellfleet CLO 2017-3 Ltd.
3.89% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,181	6,052
Wellfleet CLO 2021-3 Ltd.
4.31% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	5,660
Wellfleet CLO X LTD
3.88% (3 Month LIBOR USD + 1.17%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,431
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
3.98% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	862	848
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,017	3,989
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(1)	519	519
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,002
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,684
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,312
Whitebox CLO II Ltd.
4.00% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 10/24/2034, Series 2020-2A, Class A1R(1)(2)	4,000	3,829
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,059

Total Asset-Backed Obligations (Cost: $3,891,438)		3,648,284

Corporate Bonds – 31.23%
Basic Materials – 0.85%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,945	2,470
5.50%, 12/15/2027(1)	2,745	2,560
6.13%, 05/15/2028(1)	4,000	3,779
Alpek SAB de CV
3.25%, 02/25/2031(1)	2,835	2,096
Anglo American Capital Plc
2.25%, 03/17/2028(1)	938	770
2.63%, 09/10/2030(1)	44,379	34,160
3.88%, 03/16/2029(1)	2,543	2,185
4.00%, 09/11/2027(1)	1,000	915
4.50%, 03/15/2028(1)	21,452	19,628
4.75%, 04/10/2027(1)	1,415	1,338
5.63%, 04/01/2030(1)	2,638	2,496
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030	421	326
ArcelorMittal SA
6.75%, 03/01/2041	12,270	11,232
Braskem Idesa SAPI
6.99%, 02/20/2032(18)	312	208
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,211
5.88%, 01/31/2050(1)	4,160	2,947
Celanese US Holdings LLC
5.90%, 07/05/2024	4,120	4,063
6.33%, 07/15/2029	2,310	2,153
6.38%, 07/15/2032	1,700	1,580
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	4,932
Commercial Metals Co.
4.38%, 03/15/2032	1,160	916
CSN Resources SA
5.88%, 04/08/2032(1)	300	218
Ecolab, Inc.
2.75%, 08/18/2055	680	421
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,634
6.88%, 10/15/2027(1)	7,600	6,840
7.50%, 04/01/2025(1)	1,530	1,473
FMC Corp.
3.45%, 10/01/2029	1,850	1,589
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	8,085	6,207
Freeport Indonesia PT
4.76%, 04/14/2027(1)	425	383
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	10,475	8,957
4.38%, 08/01/2028	1,505	1,355
4.63%, 08/01/2030	14,906	13,061
5.40%, 11/14/2034	5,945	5,284
Fresnillo Plc
4.25%, 10/02/2050(18)	400	275
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,004	3,827
2.63%, 09/23/2031(1)	4,910	3,680
2.85%, 04/27/2031(1)	10,245	7,927
3.88%, 10/27/2027(1)	17,752	16,146

4.00%, 04/16/2025(1)		4,450	4,295
4.00%, 03/27/2027(1)		1,000	932
4.88%, 03/12/2029(1)		8,160	7,530
GUSAP III LP
4.25%, 01/21/2030(18)		624	548
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)		1,400	1,253
Industrias Penoles SAB de CV
4.75%, 08/06/2050(18)		317	226
5.65%, 09/12/2049(18)		200	165
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		14,250	10,941
5.00%, 09/26/2048		9,965	8,310
International Paper Co.
4.80%, 06/15/2044		767	638
6.00%, 11/15/2041		235	224
LYB International Finance III LLC
3.63%, 04/01/2051		658	429
4.20%, 05/01/2050		580	416
Minera Mexico SA de CV
4.50%, 01/26/2050(18)		200	139
Newmont Corp.
2.60%, 07/15/2032		2,312	1,763
2.80%, 10/01/2029		1,304	1,079
Nucor Corp.
2.70%, 06/01/2030		2,818	2,315
OCP SA
4.50%, 10/22/2025(18)		259	247
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		9,280	6,751
4.00%, 10/04/2027(1)		1,255	1,091
5.88%, 09/17/2044(18)		382	297
Sasol Financing USA LLC
4.38%, 09/18/2026		684	597
5.50%, 03/18/2031		381	288
5.88%, 03/27/2024		1,123	1,089
Sherwin-Williams Co.
2.30%, 05/15/2030		1,878	1,500
Stillwater Mining Co.
4.00%, 11/16/2026(18)		285	234
Suzano Austria GmbH
3.13%, 01/15/2032		300	216
3.75%, 01/15/2031		6,608	5,177
5.00%, 01/15/2030		200	173
5.75%, 07/14/2026(1)		230	224
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	532
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		735	499
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,064
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,489
3.38%, 08/15/2061		$3,521	2,036
3.60%, 08/15/2026		1,925	1,790

Total Basic Materials			251,739

Communications – 3.77%
Altice Financing SA
3.00%, 01/15/2028	EUR	1,900	1,400
5.75%, 08/15/2029(1)		$7,503	5,741
Altice France SA
5.50%, 01/15/2028(1)		3,450	2,732
Amazon.com, Inc.
3.95%, 04/13/2052		2,653	2,176
4.05%, 08/22/2047		1,751	1,479
4.25%, 08/22/2057		815	678
AT&T, Inc.
1.65%, 02/01/2028		544	447
2.25%, 02/01/2032		3,522	2,663
2.30%, 06/01/2027		4,381	3,829
2.55%, 12/01/2033		47,064	34,844
2.75%, 06/01/2031		3,935	3,150
3.10%, 02/01/2043		1,006	666
3.50%, 02/01/2061		2,509	1,578
3.55%, 09/15/2055		16,046	10,540
3.65%, 09/15/2059		1,717	1,112
3.80%, 12/01/2057		30,559	20,644
4.30%, 02/15/2030		6,781	6,196
4.30%, 12/15/2042		4,067	3,203
4.35%, 03/01/2029		6,074	5,679
4.35%, 06/15/2045		1,618	1,250
4.50%, 05/15/2035		5,137	4,449
4.50%, 03/09/2048		6,420	5,067
4.75%, 05/15/2046		1,950	1,634
4.85%, 03/01/2039		641	555
5.25%, 03/01/2037		6,052	5,572
6.00%, 08/15/2040		1,324	1,282
Axtel SAB de CV
6.38%, 11/14/2024(1)		425	297

Baidu, Inc.
4.38%, 03/29/2028	1,192	1,117
C&W Senior Financing DAC
6.88%, 09/15/2027(1)	600	490
Cable One, Inc.
4.00%, 11/15/2030(1)	1,560	1,214
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)	4,385	3,139
4.50%, 06/01/2033(1)	11,462	8,468
4.75%, 03/01/2030(1)	754	612
5.38%, 06/01/2029(1)	647	566
Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,273
2.30%, 02/01/2032	20,750	14,817
2.80%, 04/01/2031	32,784	24,783
3.50%, 03/01/2042	3,548	2,251
3.70%, 04/01/2051	14,727	8,925
3.75%, 02/15/2028	6,703	5,923
3.85%, 04/01/2061	18,031	10,527
3.90%, 06/01/2052	15,679	9,707
3.95%, 06/30/2062	58,867	34,908
4.20%, 03/15/2028	3,376	3,031
4.40%, 04/01/2033	6,357	5,264
4.40%, 12/01/2061	16,717	10,650
4.80%, 03/01/2050	14,178	10,228
5.25%, 04/01/2053	5,290	4,051
5.38%, 04/01/2038	980	794
5.38%, 05/01/2047	18,524	14,329
5.75%, 04/01/2048	7,278	5,874
6.48%, 10/23/2045	1,445	1,272
6.83%, 10/23/2055	1,914	1,743
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(1)	642	542
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030(18)	400	304
Comcast Corp.
1.50%, 02/15/2031	3,635	2,729
1.95%, 01/15/2031	1,349	1,049
2.45%, 08/15/2052	185	105
2.65%, 02/01/2030	2,539	2,128
3.25%, 11/01/2039	891	654
3.40%, 04/01/2030	4,773	4,198
4.20%, 08/15/2034	3,030	2,654
4.25%, 01/15/2033	3,237	2,932
4.60%, 08/15/2045	760	634
CommScope Technologies LLC
5.00%, 03/15/2027(1)	4,460	3,367
CommScope, Inc.
4.75%, 09/01/2029(1)	7,905	6,448
6.00%, 03/01/2026(1)	2,205	2,030
7.13%, 07/01/2028(1)	3,740	2,887
Connect Finco Sarl
6.75%, 10/01/2026(1)	1,066	932
Cox Communications, Inc.
2.95%, 10/01/2050(1)	390	232
3.15%, 08/15/2024(1)	131	125
3.60%, 06/15/2051(1)	2,150	1,434
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	1,300	1,259
CSC Holdings LLC
4.63%, 12/01/2030(1)	26,645	18,119
5.00%, 11/15/2031(1)	1,145	756
5.38%, 02/01/2028(1)	530	462
5.50%, 04/15/2027(1)	2,300	2,024
5.75%, 01/15/2030(1)	2,035	1,446
6.50%, 02/01/2029(1)	260	229
7.50%, 04/01/2028(1)	591	482
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)	19,000	3,782
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(5)	378	146
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)	73	45
8.75%, 05/25/2024(1)	188	172
DISH DBS Corp.
5.13%, 06/01/2029	2,380	1,398
5.25%, 12/01/2026(1)	11,995	9,827
5.75%, 12/01/2028(1)	8,850	6,688
Expedia Group, Inc.
2.95%, 03/15/2031	30,140	23,382
3.25%, 02/15/2030	14,537	11,790
4.63%, 08/01/2027	1,800	1,690
6.25%, 05/01/2025(1)	6,780	6,824
FactSet Research Systems, Inc.
3.45%, 03/01/2032	5,286	4,308
Grupo Televisa SAB
6.63%, 01/15/2040	200	196
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)	4,176	3,481

5.25%, 08/15/2027(1)		4,120	3,520
6.38%, 05/01/2026		3,657	3,393
8.38%, 05/01/2027		3,844	3,233
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)(17)		12,702	—
6.50%, 03/15/2030(1)		32,427	27,569
8.50%, 10/15/2024(1)(6)(17)		18,280	—
9.75%, 07/15/2025(1)(6)(17)		15,687	—
Interpublic Group of Companies, Inc.
4.75%, 03/30/2030		1,920	1,755
Juniper Networks, Inc.
2.00%, 12/10/2030		864	637
Kenbourne Invest SA
4.70%, 01/22/2028(1)		333	253
6.88%, 11/26/2024(1)		300	282
Lamar Media Corp.
3.75%, 02/15/2028		66	58
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)		3,120	2,613
3.63%, 01/15/2029(1)		5,624	4,164
3.75%, 07/15/2029(1)		7,200	5,274
3.88%, 11/15/2029(1)		14,974	11,797
4.25%, 07/01/2028(1)		2,319	1,809
4.63%, 09/15/2027(1)		621	514
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		710	554
Lumen Technologies, Inc.
4.00%, 02/15/2027(1)		2,029	1,704
5.38%, 06/15/2029(1)		3,000	2,230
Meta Platforms, Inc.
4.45%, 08/15/2052(1)		1,040	849
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	5,826
2.75%, 05/24/2031		8,262	6,306
4.60%, 02/23/2028		5,628	5,314
4.60%, 05/23/2029		420	387
5.60%, 06/01/2032		5,382	5,145
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	378
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,307
3.63%, 05/15/2027	EUR	15,245	14,046
3.63%, 06/15/2030		12,461	10,414
3.88%, 11/15/2029		5,000	4,311
4.63%, 05/15/2029		5,400	4,936
4.88%, 04/15/2028		$10,765	10,075
4.88%, 06/15/2030(1)		27,736	25,346
5.38%, 11/15/2029(1)		1,896	1,782
5.88%, 11/15/2028		15,972	15,585
6.38%, 05/15/2029		23,034	22,867
Nexstar Media, Inc.
5.63%, 07/15/2027(1)		603	554
Nokia OYJ
4.38%, 06/12/2027		4,255	3,835
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	644
Oi SA
10.00%, 07/27/2025(5)(18)		194	57
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 03/15/2030(1)		56	44
5.00%, 08/15/2027(1)		702	613
Paramount Global
4.20%, 05/19/2032		2,355	1,910
4.38%, 03/15/2043		2,251	1,500
4.85%, 07/01/2042		1,127	824
4.95%, 01/15/2031		10,430	9,201
Prosus NV
1.99%, 07/13/2033	EUR	4,400	2,641
3.06%, 07/13/2031(1)		$9,400	6,455
Rogers Communications, Inc.
3.80%, 03/15/2032(1)		7,337	6,345
4.35%, 05/01/2049		1,650	1,258
4.55%, 03/15/2052(1)		3,382	2,697
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	7,648
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	573
5.00%, 08/01/2027(1)		1,385	1,271
5.50%, 07/01/2029(1)		806	725
Sprint Capital Corp.
6.88%, 11/15/2028		3,445	3,540
8.75%, 03/15/2032		1,200	1,391
Sprint Communications LLC
6.00%, 11/15/2022		4,570	4,567
Sprint Corp.
7.13%, 06/15/2024		12,500	12,687
7.63%, 02/15/2025		11,900	12,198
7.63%, 03/01/2026		137	142
7.88%, 09/15/2023		30,319	30,629

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		27,576	27,178
5.15%, 03/20/2028(1)		30,177	29,531
TEGNA, Inc.
4.63%, 03/15/2028		111	103
5.00%, 09/15/2029		122	112
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		10,295	6,723
3.94%, 04/22/2061(1)		7,000	4,536
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	9,648
5.50%, 09/01/2041		11,204	8,794
5.88%, 11/15/2040		6,520	5,367
T-Mobile USA, Inc.
2.05%, 02/15/2028		918	762
2.25%, 02/15/2026		20,009	17,904
2.40%, 03/15/2029		1,515	1,237
2.55%, 02/15/2031		15,848	12,556
2.63%, 04/15/2026		3,939	3,570
2.63%, 02/15/2029		2,433	2,009
2.70%, 03/15/2032		2,720	2,123
2.88%, 02/15/2031		3,490	2,812
3.38%, 04/15/2029		23,759	20,527
3.50%, 04/15/2031		21,280	17,882
3.75%, 04/15/2027		10,099	9,320
3.88%, 04/15/2030		59,377	52,668
4.50%, 04/15/2050		2,613	2,092
Twitter, Inc.
0.00%, 03/15/2026		2,295	2,101
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		7,075	5,947
6.25%, 01/15/2028(1)		7,305	6,794
7.50%, 09/15/2027(1)		1,395	1,367
United Group BV
4.88%, 07/01/2024	EUR	8,500	7,737
Univision Communications, Inc.
5.13%, 02/15/2025(1)		$5,400	5,127
Verizon Communications, Inc.
1.75%, 01/20/2031		6,878	5,158
2.10%, 03/22/2028		8,274	6,985
2.36%, 03/15/2032		5,099	3,910
2.55%, 03/21/2031		36,920	29,478
2.65%, 11/20/2040		1,136	740
2.88%, 11/20/2050		1,073	656
3.00%, 11/20/2060		2,250	1,307
3.40%, 03/22/2041		3,783	2,762
4.33%, 09/21/2028		4,721	4,442
4.81%, 03/15/2039		765	673
4.86%, 08/21/2046		2,211	1,907
6.55%, 09/15/2043		501	534
7.75%, 12/01/2030		1,410	1,594
Vodafone Group Plc
4.25%, 09/17/2050		1,955	1,399
4.88%, 06/19/2049		6,963	5,473
5.25%, 05/30/2048		14,148	11,715
7.88%, 02/15/2030		867	948
VTR Comunicaciones SpA
5.13%, 01/15/2028(1)		381	257
Walt Disney Co.
2.75%, 09/01/2049		4,159	2,639
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		1,000	802
Ziggo Bond Co. BV
6.00%, 01/15/2027(1)		334	279
Ziggo BV
4.88%, 01/15/2030(1)		254	201

Total Communications			1,121,277

Consumer, Cyclical – 2.53%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(1)		83	72
4.00%, 10/15/2030(1)		9,746	7,676
7-Eleven, Inc.
0.80%, 02/10/2024(1)		24,535	23,193
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		1,080	1,050
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		8,999	7,969
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,303	1,230
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		3,000	2,676
3.80%, 01/25/2050(1)		4,513	3,018
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		586	488
American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		6,699	6,442
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		309	295

American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,454	2,276
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		2,135	1,828
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		184	149
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		1,123	980
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/2032		778	649
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		8,891	7,184
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		15,700	12,752
American Airlines, Inc.
5.75%, 04/20/2029(1)		1,455	1,270
American Honda Finance Corp.
0.55%, 07/12/2024		47,945	44,510
Aramark Services, Inc.
5.00%, 02/01/2028(1)		628	559
AutoNation, Inc.
4.75%, 06/01/2030		1,030	906
AutoZone, Inc.
3.63%, 04/15/2025		5,645	5,431
4.00%, 04/15/2030		8,465	7,596
Avianca Midco 2 Ltd.
9.00%, 12/01/2028(1)		386	291
Azul Investments LLP
5.88%, 10/26/2024(1)		243	175
7.25%, 06/15/2026(1)		212	131
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,773	1,592
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,490	2,082
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		361	306
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		328	295
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027(1)		640	537
Caesars Entertainment, Inc.
4.63%, 10/15/2029(1)		4,971	3,798
6.25%, 07/01/2025(1)		4,000	3,855
8.13%, 07/01/2027(1)		1,883	1,798
Carnival Corp.
4.00%, 08/01/2028(1)		12,385	9,991
Carvana Co.
4.88%, 09/01/2029(1)		5,000	2,438
5.50%, 04/15/2027(1)		790	431
10.25%, 05/01/2030(1)		23,700	15,820
Cedar Fair LP
5.25%, 07/15/2029		540	463
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027		536	498
5.50%, 05/01/2025(1)		370	356
Churchill Downs, Inc.
4.75%, 01/15/2028(1)		318	275
5.50%, 04/01/2027(1)		641	593
Delta Air Lines, Inc.
7.00%, 05/01/2025(1)		2,526	2,542
Dillard’s, Inc.
7.00%, 12/01/2028		380	386
7.75%, 07/15/2026		135	141
7.75%, 05/15/2027		85	88
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,741
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,414
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)		1,250	949
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,275
Ford Motor Co.
3.25%, 02/12/2032		9,474	6,824
Ford Motor Credit Co. LLC
1.05% (3 Month EURIBOR + 0.73%), 11/15/2023(2)	EUR	1,600	1,523
1.32% (3 Month EURIBOR + 0.70%), 12/01/2024(2)		2,000	1,840
1.74%, 07/19/2024		2,200	1,984
2.33%, 11/25/2025		1,400	1,201
3.02%, 03/06/2024		4,400	4,118
3.25%, 09/15/2025		3,090	2,741
3.35%, 11/01/2022		$5,600	5,592
3.38%, 11/13/2025		1,800	1,590
3.55%, 10/07/2022		4,200	4,198
4.39%, 01/08/2026		2,666	2,413
4.54%, 03/06/2025	GBP	1,800	1,794
5.13%, 06/16/2025		$1,900	1,793
5.58%, 03/18/2024		2,287	2,242
General Motors Co.
5.20%, 04/01/2045		28,550	21,739

5.40%, 10/15/2029	3,924	3,618
5.40%, 04/01/2048	1,330	1,038
6.25%, 10/02/2043	65	56
General Motors Financial Co., Inc.
1.05%, 03/08/2024	5,995	5,618
2.35%, 01/08/2031	1,109	805
2.70%, 06/10/2031	3,253	2,388
2.75%, 06/20/2025	1,488	1,371
3.10%, 01/12/2032	7,429	5,603
4.00%, 01/15/2025	963	925
4.00%, 10/06/2026	537	497
4.30%, 07/13/2025	182	174
4.35%, 04/09/2025	3,984	3,847
5.00%, 04/09/2027	2,689	2,549
5.10%, 01/17/2024	4,451	4,435
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(1)	10,990	7,525
Gol Finance SA
7.00%, 01/31/2025(1)	358	168
Grupo Posadas SAB de CV
4.00%, 12/30/2027(5)(18)	266	190
Hasbro, Inc.
5.10%, 05/15/2044	122	99
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032(1)	1,800	1,379
3.75%, 05/01/2029(1)	7,486	6,182
4.00%, 05/01/2031(1)	11,145	9,009
Hyundai Capital America
1.15%, 11/10/2022(1)	20,000	19,927
1.80%, 10/15/2025(1)	5,395	4,798
2.10%, 09/15/2028(1)	6,385	5,014
InRetail Consumer
3.25%, 03/22/2028(1)	272	226
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032	623	511
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032	3,156	2,806
KAR Auction Services, Inc.
5.13%, 06/01/2025(1)	112	108
Las Vegas Sands Corp.
3.20%, 08/08/2024	200	189
3.90%, 08/08/2029	1,200	992
Lennar Corp.
4.88%, 12/15/2023	510	508
Lithia Motors, Inc.
3.88%, 06/01/2029(1)	6,480	5,200
Lowe’s Companies, Inc.
1.70%, 09/15/2028	5,685	4,641
2.80%, 09/15/2041	930	592
3.65%, 04/05/2029	1,651	1,488
4.50%, 04/15/2030	1,369	1,280
Magna International, Inc.
4.15%, 10/01/2025	665	649
Marriott International, Inc.
2.75%, 10/15/2033	2,622	1,903
2.85%, 04/15/2031	7,650	6,007
3.13%, 02/15/2023	1,324	1,317
3.75%, 10/01/2025	1,260	1,198
4.63%, 06/15/2030	11,174	10,098
5.75%, 05/01/2025	1,328	1,341
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)	745	589
Mattamy Group Corp.
5.25%, 12/15/2027(1)	56	46
MDC Holdings, Inc.
3.97%, 08/06/2061	7,835	4,135
6.00%, 01/15/2043	7,970	5,980
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)	3,100	1,876
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)	1,015	806
Meritage Homes Corp.
3.88%, 04/15/2029(1)	4,635	3,685
Metalsa S A P I de CV
3.75%, 05/04/2031(18)	284	189
MGM China Holdings Ltd.
5.25%, 06/18/2025(1)	2,100	1,758
5.38%, 05/15/2024(1)	407	357
5.88%, 05/15/2026(1)	1,112	901
MGM Resorts International
4.63%, 09/01/2026	43	38
5.50%, 04/15/2027	72	65
5.75%, 06/15/2025	74	71
Michaels Companies, Inc.
7.88%, 05/01/2029(1)	11,145	6,435
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)	8,588	8,406
Mitchells & Butlers Finance Plc
3.74% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)	7,000	6,335

6.01%, 12/15/2028	GBP	278	285
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,080
5.88%, 02/15/2027(1)		7,150	5,952
Nemak SAB de CV
3.63%, 06/28/2031(18)		247	166
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	36,710
2.00%, 03/09/2026(1)		14,300	12,094
2.45%, 09/15/2028(1)		4,800	3,616
2.75%, 03/09/2028(1)		14,600	11,493
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,288
4.35%, 09/17/2027(1)		10,500	9,051
4.81%, 09/17/2030(1)		62,920	50,976
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,454
9.13%, 06/15/2023(1)		370	376
10.88%, 06/01/2023(1)		5,657	5,784
11.50%, 06/01/2025(1)		10,666	11,333
Sands China Ltd.
3.35%, 03/08/2029		2,000	1,486
3.75%, 08/08/2031		1,900	1,362
4.30%, 01/08/2026		2,000	1,702
4.88%, 06/18/2030		1,000	782
5.63%, 08/08/2025		10,423	9,443
5.90%, 08/08/2028		2,000	1,681
Starbucks Corp.
3.00%, 02/14/2032		7,000	5,794
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,481
Target Corp.
1.95%, 01/15/2027		3,790	3,402
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	1,760
6.00%, 04/01/2027		6,035	5,438
6.60%, 10/01/2025		1,120	1,092
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		518	406
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		4,309	3,926
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		541	486
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,352	1,088
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		846	676
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		18,501	17,844
United Airlines, Inc.
4.63%, 04/15/2029(1)		3,731	3,087
US Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023		1,059	1,051
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		1,079	956
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(1)		35,590	33,880
3.20%, 09/26/2026(1)		581	533
3.35%, 05/13/2025(1)		1,455	1,380
Warnermedia Holdings, Inc.
3.76%, 03/15/2027(1)		12,015	10,750
4.05%, 03/15/2029(1)		4,505	3,891
4.28%, 03/15/2032(1)		8,900	7,322
5.05%, 03/15/2042(1)		21,535	16,113
5.14%, 03/15/2052(1)		31,733	23,064
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(1)		588	518
5.50%, 03/01/2025(1)		1,166	1,092
Wynn Macau Ltd.
4.88%, 10/01/2024(1)		615	494
5.13%, 12/15/2029(1)		800	520
5.50%, 01/15/2026(1)		2,600	1,971
5.50%, 10/01/2027(1)		2,465	1,701
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029(1)		475	384
7.75%, 04/15/2025(1)		1,800	1,758
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	655

Total Consumer, Cyclical			753,620

Consumer, Non-cyclical – 3.79%
AA Bond Co. Ltd.
4.88%, 07/31/2024	GBP	1,000	1,057
AbbVie, Inc.
2.85%, 05/14/2023		$1,000	989
4.05%, 11/21/2039		838	674
4.25%, 11/21/2049		567	455
4.40%, 11/06/2042		7,147	5,935
4.45%, 05/14/2046		2,355	1,914
4.50%, 05/14/2035		19,196	17,078

4.55%, 03/15/2035	7,089	6,359
4.70%, 05/14/2045	5,020	4,246
4.85%, 06/15/2044	1,127	978
4.88%, 11/14/2048	1,411	1,241
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(1)	4,985	4,363
Aetna, Inc.
2.80%, 06/15/2023	2,000	1,974
3.50%, 11/15/2024	3,370	3,275
4.75%, 03/15/2044	273	226
Albertsons Companies, Inc.
4.88%, 02/15/2030(1)	91	77
5.88%, 02/15/2028(1)	490	452
Altria Group, Inc.
3.40%, 02/04/2041	8,864	5,589
Amgen, Inc.
3.00%, 02/22/2029	10,120	8,850
4.05%, 08/18/2029	5,000	4,601
4.20%, 02/22/2052	1,824	1,430
4.66%, 06/15/2051	636	534
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	1,078	835
4.90%, 02/01/2046	1,197	1,040
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	1,328	1,185
4.60%, 04/15/2048	2,000	1,656
4.70%, 02/01/2036	5,330	4,804
4.75%, 01/23/2029	4,662	4,542
4.90%, 02/01/2046	3,250	2,825
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,297
Atento Luxco 1 SA
8.00%, 02/10/2026(1)	444	188
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	13,416
4.70%, 05/15/2028(1)	232	217
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,350
BAT Capital Corp.
2.73%, 03/25/2031	29,370	21,858
3.56%, 08/15/2027	5,250	4,610
4.39%, 08/15/2037	1,020	728
4.54%, 08/15/2047	10,555	6,993
4.70%, 04/02/2027	1,000	933
5.28%, 04/02/2050	1,330	980
5.65%, 03/16/2052	11,755	8,962
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	615	397
5.00%, 01/30/2028(1)	938	345
5.00%, 02/15/2029(1)	130	50
5.25%, 01/30/2030(1)	375	140
5.25%, 02/15/2031(1)	1,380	519
6.25%, 02/15/2029(1)	145	54
7.00%, 01/15/2028(1)	240	91
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,064
3.38%, 07/15/2024(1)	5,915	5,706
4.25%, 12/15/2025(1)	5,060	4,843
4.38%, 12/15/2028(1)	4,685	4,286
4.40%, 07/15/2044(1)	6,355	4,759
4.88%, 06/25/2048(1)	11,025	9,002
Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	4,814
Becton Dickinson & Co.
1.96%, 02/11/2031	4,664	3,601
3.36%, 06/06/2024	864	840
4.30%, 08/22/2032	2,585	2,358
Biogen, Inc.
2.25%, 05/01/2030	3,344	2,633
3.15%, 05/01/2050	1,708	1,100
5.20%, 09/15/2045	216	193
BRF GmbH
4.35%, 09/29/2026(1)	431	383
Centene Corp.
2.45%, 07/15/2028	32,123	26,155
2.50%, 03/01/2031	14,580	10,990
2.63%, 08/01/2031	8,395	6,327
3.00%, 10/15/2030	18,729	14,832
3.38%, 02/15/2030	2,527	2,066
4.25%, 12/15/2027	14,078	12,877
4.63%, 12/15/2029	315	283
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(1)	56	49
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)	4,700	3,161
5.63%, 03/15/2027(1)	17,473	13,449
8.00%, 03/15/2026(1)	4,312	3,733
Cigna Corp.
3.40%, 03/01/2027	6,858	6,304

3.40%, 03/15/2051		868	592
3.88%, 10/15/2047		1,520	1,114
4.38%, 10/15/2028		15,985	15,094
4.80%, 08/15/2038		2,350	2,082
Clorox Co.
1.80%, 05/15/2030		1,924	1,484
4.60%, 05/01/2032		7,425	6,912
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,059
2.78%, 10/01/2030		7,175	5,726
3.35%, 10/01/2029		3,390	2,870
Constellation Brands, Inc.
4.65%, 11/15/2028		4,330	4,089
4.75%, 05/09/2032		6,400	5,986
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,000	8,683
CVS Health Corp.
1.30%, 08/21/2027		4,769	3,973
1.88%, 02/28/2031		1,464	1,115
3.25%, 08/15/2029		6,270	5,487
3.75%, 04/01/2030		6,411	5,701
4.30%, 03/25/2028		1,311	1,236
5.05%, 03/25/2048		35,903	31,618
5.13%, 07/20/2045		2,250	1,970
CVS Pass-Through Trust
5.77%, 01/10/2033(1)		56	54
5.77%, 01/10/2033		2,060	1,995
6.04%, 12/10/2028		1,027	1,020
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		4,226	3,849
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		9,385	8,236
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250	1,205
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2171(2)(18)		367	357
Element Fleet Management Corp.
1.60%, 04/06/2024(1)		2,195	2,066
Elevance Health, Inc.
3.65%, 12/01/2027		2,580	2,403
Embecta Corp.
5.00%, 02/15/2030(1)		2,488	2,136
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 06/30/2028(1)(7)		948	52
Equifax, Inc.
3.10%, 05/15/2030		797	662
ERAC USA Finance LLC
3.80%, 11/01/2025(1)		4,605	4,357
Ford Foundation
2.82%, 06/01/2070		880	523
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)		9,545	7,974
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)		282	223
Gartner, Inc.
3.63%, 06/15/2029(1)		970	808
Gilead Sciences, Inc.
2.60%, 10/01/2040		1,831	1,209
2.80%, 10/01/2050		3,143	1,941
4.60%, 09/01/2035		9,201	8,316
4.80%, 04/01/2044		857	745
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910	34,461
Global Payments, Inc.
1.20%, 03/01/2026		8,707	7,494
2.15%, 01/15/2027		4,267	3,651
2.65%, 02/15/2025		315	294
2.90%, 05/15/2030		4,446	3,544
2.90%, 11/15/2031		15,465	11,824
3.20%, 08/15/2029		20,970	17,473
4.80%, 04/01/2026		1,958	1,890
5.30%, 08/15/2029		3,700	3,480
5.40%, 08/15/2032		11,290	10,477
5.95%, 08/15/2052		7,418	6,536
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,214	2,969
5.11%, 03/15/2034		421	409
Grifols Escrow Issuer SA
4.75%, 10/15/2028(1)		$4,345	3,356
Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		344	314
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032(1)		8,305	7,043
HCA, Inc.
2.38%, 07/15/2031		9,248	6,841
3.38%, 03/15/2029(1)		8,475	7,182
3.50%, 09/01/2030		18,721	15,458
3.50%, 07/15/2051		3,266	2,022
3.63%, 03/15/2032(1)		9,582	7,752

4.13%, 06/15/2029		25,061	21,978
4.63%, 03/15/2052(1)		5,570	4,184
5.25%, 04/15/2025		6,257	6,129
5.25%, 06/15/2026		976	943
5.25%, 06/15/2049		6,070	4,936
5.38%, 09/01/2026		7,650	7,411
5.50%, 06/15/2047		15,046	12,711
5.63%, 09/01/2028		980	934
5.88%, 02/15/2026		1,085	1,070
7.50%, 11/06/2033		740	780
7.58%, 09/15/2025		1,322	1,378
7.69%, 06/15/2025		1,654	1,713
Herc Holdings, Inc.
5.50%, 07/15/2027(1)		638	574
Humana, Inc.
2.15%, 02/03/2032		4,550	3,457
3.15%, 12/01/2022		1,302	1,301
3.70%, 03/23/2029		11,540	10,349
3.85%, 10/01/2024		4,014	3,913
3.95%, 03/15/2027		2,112	1,980
4.88%, 04/01/2030		7,470	7,165
Illumina, Inc.
2.55%, 03/23/2031		11,640	8,921
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	10,321
3.50%, 07/26/2026(1)		8,675	7,829
4.25%, 07/21/2025(1)		4,170	3,999
6.13%, 07/27/2027(1)		23,000	22,663
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	5,313
IQVIA, Inc.
5.00%, 05/15/2027(1)		609	568
JBS USA LUX SA
3.00%, 02/02/2029(1)		5,290	4,328
3.75%, 12/01/2031(1)		7,152	5,725
4.38%, 02/02/2052(1)		2,090	1,401
5.50%, 01/15/2030(1)		5,130	4,739
5.75%, 04/01/2033(1)		10,000	9,031
6.50%, 12/01/2052(1)		7,760	6,894
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,295
Kraft Heinz Foods Co.
3.88%, 05/15/2027		7,290	6,813
4.88%, 10/01/2049		7,855	6,474
5.00%, 06/04/2042		5,436	4,722
Market Bidco Finco Plc
4.75%, 11/04/2027(1)	EUR	16,000	12,388
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,331
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	38
5.60%, 07/01/2111		72	72
Medline Borrower LP
3.88%, 04/01/2029(1)		5,417	4,343
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		5,100	4,144
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		4,206	3,530
3.88%, 05/15/2032(1)		6,253	5,122
4.38%, 06/15/2028(1)		10,418	9,402
Moody’s Corp.
3.10%, 11/29/2061		2,486	1,515
4.25%, 02/01/2029		1,471	1,390
4.25%, 08/08/2032		2,563	2,323
4.88%, 12/17/2048		848	750
Movida Europe SA
5.25%, 02/08/2031(18)		230	163
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		5,270	4,163
NBM US Holdings, Inc.
7.00%, 05/14/2026(1)		8,095	7,812
Nestle Holdings, Inc.
0.38%, 01/15/2024(1)		48,380	45,758
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,190
Option Care Health, Inc.
4.38%, 10/31/2029(1)		5,500	4,648
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(1)		1,000	819
PepsiCo, Inc.
0.40%, 10/07/2023		2,043	1,966
Performance Food Group, Inc.
5.50%, 10/15/2027(1)		557	506
PerkinElmer, Inc.
2.25%, 09/15/2031		2,250	1,692
2.55%, 03/15/2031		11,115	8,631
Pfizer, Inc.
1.75%, 08/18/2031		3,972	3,100

Pilgrim’s Pride Corp.
3.50%, 03/01/2032(1)	16,890	12,733
4.25%, 04/15/2031(1)	2,650	2,115
5.88%, 09/30/2027(1)	530	515
Pomona College
2.89%, 01/01/2051	3,570	2,411
Post Holdings, Inc.
4.63%, 04/15/2030(1)	65	53
5.50%, 12/15/2029(1)	407	352
5.63%, 01/15/2028(1)	512	467
Prestige Brands, Inc.
3.75%, 04/01/2031(1)	3,352	2,604
RELX Capital, Inc.
3.00%, 05/22/2030	2,318	1,956
4.00%, 03/18/2029	6,761	6,209
Rent-A-Center, Inc.
6.38%, 02/15/2029(1)	1,250	975
Reynolds American, Inc.
5.70%, 08/15/2035	6,650	5,624
5.85%, 08/15/2045	12,568	9,858
Rockefeller Foundation
2.49%, 10/01/2050	6,000	3,752
S&P Global, Inc.
1.25%, 08/15/2030	2,597	1,944
4.25%, 05/01/2029(1)	2,585	2,428
4.75%, 08/01/2028(1)	7,466	7,287
Select Medical Corp.
6.25%, 08/15/2026(1)	298	280
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,330
3.00%, 10/15/2030(1)	925	714
4.25%, 02/01/2027(1)	1,290	1,195
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	3,217	2,515
Sutter Health
3.16%, 08/15/2040	4,700	3,420
3.36%, 08/15/2050	11,400	7,908
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	8,515	6,731
5.00%, 11/26/2028	2,094	2,027
Tenet Healthcare Corp.
4.38%, 01/15/2030(1)	1,295	1,081
4.88%, 01/01/2026(1)	1,126	1,046
5.13%, 11/01/2027(1)	170	153
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	10,685	8,767
4.10%, 10/01/2046	7,075	4,228
4.75%, 05/09/2027	6,755	5,737
5.13%, 05/09/2029	4,885	4,030
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	1,688	1,331
Unilever Capital Corp.
2.60%, 05/05/2024	28,544	27,696
UnitedHealth Group, Inc.
2.90%, 05/15/2050	1,878	1,233
3.05%, 05/15/2041	2,046	1,486
3.88%, 12/15/2028	1,070	1,003
4.75%, 05/15/2052	6,455	5,773
Universal Health Services, Inc.
1.65%, 09/01/2026(1)	8,275	6,935
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	256
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,498
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	1,250	1,152
Wyeth LLC
6.50%, 02/01/2034	144	159

Total Consumer, Non-cyclical		1,128,217

Energy – 2.21%
Aker BP ASA
2.00%, 07/15/2026(1)	7,715	6,655
2.88%, 01/15/2026(1)	1,685	1,530
3.00%, 01/15/2025(1)	1,645	1,541
3.10%, 07/15/2031(1)	5,635	4,412
3.75%, 01/15/2030(1)	15,485	13,163
4.00%, 01/15/2031(1)	14,110	11,974
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(1)	3,015	2,650
Azure Power Energy Ltd.
3.58%, 08/19/2026(18)	347	260
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,794	4,661
Buckeye Partners LP
3.95%, 12/01/2026	67	58
Cameron LNG LLC
2.90%, 07/15/2031(1)	97	80
3.30%, 01/15/2035(1)	7,108	5,590
3.40%, 01/15/2038(1)	1,696	1,348
3.70%, 01/15/2039(1)	614	472

Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,297
Cenovus Energy, Inc.
6.75%, 11/15/2039	416	413
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	4,853	3,500
3.70%, 11/15/2029	13,585	11,781
5.13%, 06/30/2027	3,773	3,653
5.88%, 03/31/2025	6,616	6,642
7.00%, 06/30/2024	2,800	2,848
Continental Resources, Inc.
2.88%, 04/01/2032(1)	10,920	7,997
5.75%, 01/15/2031(1)	26,930	24,341
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)	275	222
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(1)	285	273
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	11,893
5.13%, 05/15/2029	3,380	3,167
Devon Energy Corp.
4.50%, 01/15/2030	1,884	1,715
4.75%, 05/15/2042	2,963	2,413
5.00%, 06/15/2045	908	756
5.25%, 10/15/2027	935	937
5.60%, 07/15/2041	2,078	1,861
5.88%, 06/15/2028	135	135
8.25%, 08/01/2023	588	602
Diamondback Energy, Inc.
3.13%, 03/24/2031	5,946	4,823
3.25%, 12/01/2026	11,539	10,642
3.50%, 12/01/2029	21,928	18,927
4.25%, 03/15/2052	1,798	1,313
4.40%, 03/24/2051	6,169	4,647
Ecopetrol SA
4.13%, 01/16/2025	749	687
6.88%, 04/29/2030	2,654	2,229
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)	1,119	789
Empresa Nacional del Petroleo
3.75%, 08/05/2026(18)	374	335
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)	4,950	4,195
5.88%, 03/30/2031(1)	6,495	5,310
Energy Transfer LP
2.90%, 05/15/2025	2,346	2,187
3.60%, 02/01/2023	3,072	3,059
3.90%, 05/15/2024	1,106	1,078
4.00%, 10/01/2027	6,160	5,587
4.05%, 03/15/2025	140	134
4.40%, 03/15/2027	1,105	1,030
4.50%, 04/15/2024	333	328
4.75%, 01/15/2026	4,720	4,548
4.95%, 06/15/2028	3,824	3,562
5.00%, 05/15/2050	8,655	6,765
5.15%, 03/15/2045	2,700	2,125
5.25%, 04/15/2029	728	685
5.30%, 04/01/2044	1,382	1,107
5.30%, 04/15/2047	1,124	897
5.35%, 05/15/2045	2,250	1,810
5.40%, 10/01/2047	23,107	18,709
5.50%, 06/01/2027	1,013	987
5.88%, 01/15/2024	1,074	1,076
6.00%, 06/15/2048	2,857	2,468
6.13%, 12/15/2045	1,752	1,536
6.25%, 04/15/2049	10,390	9,217
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023	9,442	9,359
ENI SpA
4.75%, 09/12/2028(1)	4,075	3,838
Enterprise Products Operating LLC
2.80%, 01/31/2030	1,851	1,546
4.15%, 10/16/2028	1,408	1,309
4.95%, 10/15/2054	1,136	926
5.95%, 02/01/2041	1,600	1,531
EQT Corp.
3.13%, 05/15/2026(1)	1,540	1,402
3.63%, 05/15/2031(1)	8,355	6,965
3.90%, 10/01/2027	15,675	14,264
5.00%, 01/15/2029	3,110	2,902
5.68%, 10/01/2025	3,515	3,493
5.70%, 04/01/2028	3,090	3,029
7.00%, 02/01/2030	1,175	1,212
Frontera Energy Corp.
7.88%, 06/21/2028(1)	323	232
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)	1,952	1,603
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027	20,900	10,450

Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	7,350
2.95%, 01/27/2029(1)		$28,600	14,300
3.00%, 06/29/2027		10,000	5,000
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		504	487
2.60%, 10/15/2025(1)		1,575	1,412
3.45%, 10/15/2027(1)		983	869
Greenko Dutch BV
3.85%, 03/29/2026(1)		7,449	6,015
Hess Corp.
4.30%, 04/01/2027		4,305	4,050
5.60%, 02/15/2041		4,660	4,076
7.13%, 03/15/2033		517	541
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	231
5.38%, 04/24/2030		2,346	1,857
KazTransGas JSC
4.38%, 09/26/2027		600	507
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		1,446	1,129
5.50%, 03/01/2044		2,520	2,095
5.63%, 09/01/2041		182	156
6.55%, 09/15/2040		872	821
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500	14,139
5.45%, 08/01/2052		1,860	1,611
5.55%, 06/01/2045		960	836
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		8,515	8,004
Marathon Petroleum Corp.
4.50%, 04/01/2048		1,161	880
Matador Resources Co.
5.88%, 09/15/2026		117	113
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		531	400
MPLX LP
4.25%, 12/01/2027		5,655	5,265
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		7,679	6,013
4.88%, 08/15/2027(1)		5,010	4,665
Noble Finance Co.
11.00%, 02/15/2028(1)(5)		25	27
11.00%, 02/15/2028(5)		35	38
Northwest Pipeline LLC
4.00%, 04/01/2027		3,392	3,151
Occidental Petroleum Corp.
0.00%, 10/10/2036		1,253	644
5.55%, 03/15/2026		2,820	2,823
8.00%, 07/15/2025		2,130	2,258
8.50%, 07/15/2027		1,705	1,825
8.88%, 07/15/2030		2,618	2,915
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		3	3
Oleoducto Central SA
4.00%, 07/14/2027(18)		464	358
OQ SAOC
5.13%, 05/06/2028(1)		348	310
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	11,683
7.38%, 11/01/2031		1,182	1,231
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	3,802
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,359	4,514
Petroleos de Venezuela SA
5.38%, 04/12/2027(7)		$2,052	41
5.50%, 04/12/2037(7)		2,500	50
6.00%, 05/16/2024(7)		2,312	46
6.00%, 11/15/2026(7)		4,600	92
9.00%, 11/17/2022(7)		200	4
9.75%, 05/17/2035(7)		830	17
Petroleos Mexicanos
4.88%, 01/18/2024		374	362
5.50%, 06/27/2044		203	106
5.95%, 01/28/2031		10,521	7,106
6.70%, 02/16/2032		31,066	21,797
6.75%, 09/21/2047		13,867	7,731
6.95%, 01/28/2060		3,895	2,155
7.69%, 01/23/2050		1,470	900
8.75%, 06/02/2029(1)		1,307	1,118
Petronas Capital Ltd.
2.48%, 01/28/2032(1)		1,700	1,394
3.50%, 04/21/2030(1)		3,900	3,553
Plains All American Pipeline LP
3.55%, 12/15/2029		800	666
4.90%, 02/15/2045		390	286
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	3,455

4.30%, 01/31/2043	4,600	3,094
Puma International Financing SA
5.00%, 01/24/2026(18)	286	252
5.13%, 10/06/2024(1)	531	491
Qatar Energy
2.25%, 07/12/2031	2,900	2,336
Reliance Industries Ltd.
4.13%, 01/28/2025	250	244
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	145	146
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	169	175
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	437	437
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	4,889
6.88%, 04/15/2040(1)	3,535	2,877
Ruby Pipeline LLC
8.00%, 04/01/2023(1)(7)	2,879	2,389
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	16,614	15,135
5.00%, 03/15/2027	2,065	1,981
5.63%, 03/01/2025	22,040	22,018
5.75%, 05/15/2024	669	671
5.88%, 06/30/2026	6,040	6,045
Santos Finance Ltd.
3.65%, 04/29/2031(1)	5,400	4,196
Saudi Arabian Oil Co.
1.63%, 11/24/2025	2,200	1,979
Shell International Finance BV
2.38%, 11/07/2029	717	601
3.88%, 11/13/2028	4,520	4,226
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,558
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	817
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,550
Suncor Energy, Inc.
6.50%, 06/15/2038	753	742
Sunoco LP / Sunoco Finance Corp.
4.50%, 04/30/2030	693	567
Targa Resources Corp.
4.95%, 04/15/2052	1,551	1,193
5.20%, 07/01/2027	775	746
6.25%, 07/01/2052	723	657
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	2,085	1,793
5.50%, 03/01/2030	2,105	1,889
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,250
Texas Eastern Transmission LP
2.80%, 10/15/2022(1)	6,320	6,316
3.50%, 01/15/2028(1)	3,771	3,384
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	437	380
5.75%, 09/30/2039(1)	3,241	2,981
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,253	1,059
4.00%, 03/15/2028	5,410	4,962
4.60%, 03/15/2048	2,646	2,180
7.85%, 02/01/2026	1,626	1,727
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	4,626
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)	3,192	3,097
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,308	3,026
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)	5,046	4,743
Transocean, Inc.
7.25%, 11/01/2025(1)	100	77
8.00%, 02/01/2027(1)	70	49
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028(18)	704	627
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,095
Venture Global Calcasieu Pass LLC
4.13%, 08/15/2031(1)	1,000	829
Western Midstream Operating LP
4.30%, 02/01/2030	1,775	1,518
5.30%, 03/01/2048	5,089	4,186
5.45%, 04/01/2044	1,256	1,030
5.50%, 08/15/2048	940	760
5.50%, 02/01/2050	2,350	1,898
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,622
3.50%, 10/15/2051	1,913	1,273
5.30%, 08/15/2052	400	348

Woodside Finance Ltd.
3.65%, 03/05/2025(1)	1,614	1,536
YPF SA
7.00%, 12/15/2047(1)	375	187

Total Energy		657,436

Financials – 12.78%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	2,983	2,516
3.00%, 10/29/2028	39,661	31,807
3.30%, 01/30/2032	10,105	7,600
3.50%, 01/15/2025	958	900
3.65%, 07/21/2027	200	175
3.88%, 01/23/2028	10,445	9,015
4.88%, 01/16/2024	1,828	1,798
6.50%, 07/15/2025	250	250
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,300
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,671
3.13%, 12/01/2030	14,900	11,732
3.25%, 10/01/2029	1,250	1,017
3.38%, 07/01/2025	5,360	4,994
3.88%, 07/03/2023	4,000	3,966
4.63%, 10/01/2028	30	27
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,227
5.00%, 04/01/2023	5,090	5,064
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,536	1,080
2.95%, 03/15/2034	1,359	1,051
3.95%, 01/15/2027	253	239
3.95%, 01/15/2028	364	336
4.70%, 07/01/2030	42	39
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(1)	1,000	862
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	1,752	1,664
Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,272
4.63%, 03/30/2025	15,710	15,355
5.75%, 11/20/2025	8,205	7,958
8.00%, 11/01/2031	5	5
8.00%, 11/01/2031	10,120	10,609
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,633
American Express Co.
2.55%, 03/04/2027	10,180	9,067
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,274
American International Group, Inc.
4.38%, 06/30/2050	1,592	1,274
4.75%, 04/01/2048	1,552	1,331
American Tower Corp.
2.10%, 06/15/2030	3,592	2,751
2.30%, 09/15/2031	6,000	4,491
3.80%, 08/15/2029	10,932	9,590
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	4,270
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,142
3.75%, 07/15/2027(1)	20,265	16,360
Aon Corp.
2.80%, 05/15/2030	2,992	2,481
4.50%, 12/15/2028	3,590	3,386
Aon Corp. / Aon Global Holdings Plc
2.60%, 12/02/2031	6,275	4,906
3.90%, 02/28/2052	1,262	935
5.00%, 09/12/2032	9,190	8,808
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)	437	389
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(18)	228	215
Ares Capital Corp.
2.88%, 06/15/2028	8,315	6,544
3.20%, 11/15/2031	18,865	13,447
Arthur J Gallagher & Co.
3.05%, 03/09/2052	1,995	1,232
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)	493	454
Athene Global Funding
1.61%, 06/29/2026(1)	9,100	7,739
1.72%, 01/07/2025(1)	27,575	25,206
1.99%, 08/19/2028(1)	12,230	9,647
2.55%, 11/19/2030(1)	3,300	2,518
2.72%, 01/07/2029(1)	3,800	3,075
3.21%, 03/08/2027(1)	5,070	4,481
3.44% (SOFR + 0.70%), 05/24/2024(1)(2)	10,525	10,327
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,470

4.13%, 01/12/2028		11,630	10,446
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	475
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$5,490	4,608
4.88%, 10/01/2025(1)		2,789	2,591
5.50%, 12/15/2024(1)		3,900	3,775
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		37,187	29,090
2.75%, 02/21/2028(1)		6,105	4,794
2.88%, 02/15/2025(1)		3,919	3,545
3.25%, 02/15/2027(1)		1,791	1,500
3.95%, 07/01/2024(1)		1,634	1,546
4.25%, 04/15/2026(1)		515	462
4.38%, 05/01/2026(1)		886	793
5.50%, 01/15/2026(1)		1,069	1,005
Banco Bilbao Vizcaya Argentaria SA
5.88% (5 Year Swap Rate EUR + 5.66%), 12/24/2170(2)	EUR	400	358
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2171(1)(2)		$500	408
6.63% (10 Year CMT Index + 5.03%), 01/24/2171(1)(2)		995	781
6.75% (5 Year CMT Index + 4.97%), 09/27/2171(2)(18)		400	371
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,245
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)		32,000	30,729
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		1,800	1,489
2.75%, 12/03/2030		3,200	2,263
3.49%, 05/28/2030		800	642
5.18%, 11/19/2025		2,400	2,316
Bank of America Corp.
1.32% (SOFR + 1.15%), 06/19/2026(2)		20	18
1.66% (SOFR + 0.91%), 03/11/2027(2)		45,875	39,751
1.73% (SOFR + 0.96%), 07/22/2027(2)		45,622	39,140
1.90% (SOFR + 1.53%), 07/23/2031(2)		11,605	8,641
1.92% (SOFR + 1.37%), 10/24/2031(2)		16,242	12,014
2.09% (SOFR + 1.06%), 06/14/2029(2)		19,260	15,651
2.30% (SOFR + 1.22%), 07/21/2032(2)		17,398	13,002
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)		4,543	4,254
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)		9,081	6,559
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)		25,075	19,786
2.55% (SOFR + 1.05%), 02/04/2028(2)		679	591
2.57% (SOFR + 1.21%), 10/20/2032(2)		8,673	6,633
2.59% (SOFR + 2.15%), 04/29/2031(2)		25,162	19,955
2.65% (SOFR + 1.22%), 03/11/2032(2)		5,290	4,115
2.69% (SOFR + 1.32%), 04/22/2032(2)		14,138	11,038
2.97% (SOFR + 1.33%), 02/04/2033(2)		12,651	9,890
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)		10,320	10,265
3.19% (3 Month LIBOR USD + 1.18%), 07/23/2030(2)		1,449	1,221
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)		4,518	4,159
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)		3,078	2,740
4.18%, 11/25/2027		16,659	15,434
4.25%, 10/22/2026		13,040	12,388
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)		21,420	19,531
4.45%, 03/03/2026		855	824
4.95% (SOFR + 2.04%), 07/22/2028(2)		16,000	15,373
5.02% (SOFR + 2.16%), 07/22/2033(2)		31,299	29,035
Barclays Bank Plc
7.63%, 11/21/2022		5,611	5,611
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		25,615	21,453
2.85% (SOFR + 2.71%), 05/07/2026(2)		1,840	1,670
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	33,743
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		5,849	5,625
4.38%, 01/12/2026		7,836	7,387
4.38% (5 Year CMT Index + 3.41%), 12/15/2170(2)		10,985	6,770
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,700	3,330
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,365
5.30% (1 Year CMT Index + 2.30%), 08/09/2026(2)		2,726	2,619
5.88% (5 Year Sterling Overnight Index Average Mid-Swap + 5.19%), 12/15/2170(2)	GBP	2,400	2,224
6.13% (5 Year CMT Index + 5.87%), 12/15/2170(2)		$4,700	3,960
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2171(2)	GBP	4,100	3,765
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2171(2)		3,200	3,091
7.25% (5 Year Sterling Overnight Index Average Mid-Swap + 6.74%), 06/15/2171(2)		18,283	19,595
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2170(2)		$5,150	4,757
Barings BDC, Inc.
3.30%, 11/23/2026(1)		8,585	7,121
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,051
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052		10,245	7,827
Blackstone Private Credit Fund
4.00%, 01/15/2029		5,498	4,404
Blackstone Secured Lending Fund
2.13%, 02/15/2027		21,770	17,559
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		6,822	5,814
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	14,469
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		1,585	1,240
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		15,155	12,942

Brixmor Operating Partnership LP
2.25%, 04/01/2028		925	747
3.65%, 06/15/2024		2,825	2,728
3.85%, 02/01/2025		1,035	995
3.90%, 03/15/2027		2,430	2,210
4.05%, 07/01/2030		2,337	1,969
4.13%, 06/15/2026		1,967	1,840
4.13%, 05/15/2029		4,342	3,774
Broadstone Net Lease LLC
2.60%, 09/15/2031		3,700	2,724
Brookfield Finance I UK Plc
2.34%, 01/30/2032		14,500	10,844
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900	2,303
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)		17,094	14,293
CBRE Services, Inc.
2.50%, 04/01/2031		4,900	3,728
4.88%, 03/01/2026		445	439
Charles Schwab Corp.
2.90%, 03/03/2032		14,665	12,079
4.00% (10 Year CMT Index + 3.08%), 03/01/2171(2)		6,634	4,873
4.00% (5 Year CMT Index + 3.17%), 06/01/2171(2)		12,000	9,842
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026		300	75
6.00%, 07/16/2025		1,755	381
6.45%, 11/07/2024		660	144
Citigroup, Inc.
1.46% (SOFR + 0.77%), 06/09/2027(2)		19,055	16,223
2.01% (SOFR + 0.69%), 01/25/2026(2)		39,899	36,665
2.52% (SOFR + 1.18%), 11/03/2032(2)		5,132	3,889
2.56% (SOFR + 1.17%), 05/01/2032(2)		12,801	9,827
2.57% (SOFR + 2.11%), 06/03/2031(2)		5,160	4,058
2.98% (SOFR + 1.42%), 11/05/2030(2)		2,380	1,956
3.06% (SOFR + 1.35%), 01/25/2033(2)		15,753	12,406
3.07% (SOFR + 1.28%), 02/24/2028(2)		16,676	14,862
3.11% (SOFR + 2.84%), 04/08/2026(2)		1,756	1,646
3.35% (3 Month LIBOR USD + 0.90%), 04/24/2025(2)		800	771
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)		4,546	4,093
3.79% (SOFR + 1.94%), 03/17/2033(2)		11,339	9,505
4.13%, 07/25/2028		1,675	1,511
4.41% (SOFR + 3.91%), 03/31/2031(2)		19,125	17,158
4.91% (SOFR + 2.09%), 05/24/2033(2)		6,303	5,799
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	572
5.25%, 05/30/2029		3,840	3,576
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,143
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	154
3.30%, 01/12/2031		4,895	1,444
3.88%, 10/22/2030		300	84
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	18,242
4.38%, 03/17/2025(1)		1,717	1,648
Credit Suisse AG
3.70%, 02/21/2025		9,610	9,020
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		24,465	19,862
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		2,140	1,861
3.00% (3 Month LIBOR USD + 1.20%), 12/14/2023(1)(2)		3,967	3,936
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		33,455	23,487
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	7,995
5.25% (5 Year CMT Index + 4.89%), 02/11/2171(1)(2)		1,100	772
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		11,670	11,276
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		15,695	14,596
6.50%, 08/08/2023(1)		1,400	1,382
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		37,940	34,099
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2171(1)(2)		1,100	841
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2171(1)(2)		2,900	2,487
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(2)		1,400	1,286
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(1)(2)		1,800	1,654
Crown Castle, Inc.
2.10%, 04/01/2031		4,659	3,492
3.10%, 11/15/2029		819	688
3.15%, 07/15/2023		663	654
3.30%, 07/01/2030		7,059	5,911
3.65%, 09/01/2027		7,580	6,862
3.80%, 02/15/2028		12,256	11,089
4.30%, 02/15/2029		12,573	11,533
4.45%, 02/15/2026		2,456	2,367
CTP NV
1.25%, 06/21/2029	EUR	300	206
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$6,242	5,803
5.38%, 01/12/2024(1)		7,143	7,103
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 03/21/2023(18)		225	223

Deutsche Bank AG
0.96%, 11/08/2023		20,885	19,871
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(8)	EUR	1,900	1,407
2.22% (SOFR + 2.16%), 09/18/2024(2)		$4,895	4,662
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,365
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	12,825
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	3,589
3.96% (SOFR + 2.58%), 11/26/2025(2)		11,474	10,712
Discover Bank
2.45%, 09/12/2024		1,310	1,239
3.45%, 07/27/2026		977	889
4.65%, 09/13/2028		891	808
Discover Financial Services
3.95%, 11/06/2024		6,058	5,904
4.10%, 02/09/2027		7,013	6,448
4.50%, 01/30/2026		2,120	2,011
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430	12,847
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust
5.13%, 11/30/2022(1)		518	514
Duke Realty LP
1.75%, 02/01/2031		704	538
2.25%, 01/15/2032		2,973	2,311
Emirates NBD Bank PJSC
6.13% (6 Year CMT Index USD + 3.66%), 09/20/2170(2)(18)		377	364
EPR Properties
4.75%, 12/15/2026		140	124
4.95%, 04/15/2028		414	356
Equinix, Inc.
2.15%, 07/15/2030		17,645	13,528
2.50%, 05/15/2031		5,282	4,069
3.20%, 11/18/2029		15,073	12,742
3.90%, 04/15/2032		9,141	7,765
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	917
1.80%, 03/08/2028(1)		7,665	6,403
Essential Properties LP
2.95%, 07/15/2031		2,800	2,045
Extra Space Storage LP
2.35%, 03/15/2032		2,500	1,842
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		3,201	2,878
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	3,684
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	7,373
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,469
8.63%, 05/01/2024(1)		4,480	4,664
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,318
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	5,072
3.40%, 06/15/2030		5,874	4,788
4.50%, 08/15/2028		15,455	14,537
Fifth Third Bancorp
2.55%, 05/05/2027		1,020	907
First American Financial Corp.
2.40%, 08/15/2031		6,800	4,858
First-Citizens Bank & Trust Co.
2.97% (3 Month Term SOFR + 1.72%), 09/27/2025(2)		1,700	1,604
FS KKR Capital Corp.
3.13%, 10/12/2028		7,820	6,073
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)		2,987	2,534
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)		512	470
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		16,032	12,052
3.35%, 09/01/2024		8,475	8,034
4.00%, 01/15/2030		9,751	8,143
4.00%, 01/15/2031		2,142	1,751
5.25%, 06/01/2025		2,271	2,195
5.30%, 01/15/2029		5,325	4,854
5.38%, 11/01/2023		6,254	6,146
5.38%, 04/15/2026		9,110	8,714
5.75%, 06/01/2028		5,809	5,440
Goldman Sachs Group, Inc.
0.63% (SOFR + 0.54%), 11/17/2023(2)		21,965	21,832
0.93% (SOFR + 0.49%), 10/21/2024(2)		16,693	15,844
1.22%, 12/06/2023		20,000	19,175
1.43% (SOFR + 0.80%), 03/09/2027(2)		38,960	33,494
1.54% (SOFR + 0.82%), 09/10/2027(2)		13,410	11,329
1.76% (SOFR + 0.73%), 01/24/2025(2)		34,030	32,333
1.95% (SOFR + 0.91%), 10/21/2027(2)		20,405	17,450
1.99% (SOFR + 1.09%), 01/27/2032(2)		2,820	2,085
2.38% (SOFR + 1.25%), 07/21/2032(2)		22,980	17,327
2.60%, 02/07/2030		186	150
2.62% (SOFR + 1.28%), 04/22/2032(2)		2,659	2,061

2.64% (SOFR + 1.11%), 02/24/2028(2)		13,420	11,644
2.65% (SOFR + 1.26%), 10/21/2032(2)		25,762	19,746
3.10% (SOFR + 1.41%), 02/24/2033(2)		19,362	15,378
3.20%, 02/23/2023		10,030	9,980
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)		6,686	6,369
3.50%, 04/01/2025		21,490	20,527
3.62% (SOFR + 1.85%), 03/15/2028(2)		1,627	1,481
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)		1,839	1,663
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)		2,356	2,141
4.48% (SOFR + 1.73%), 08/23/2028(2)		6,325	5,936
Grupo Aval Ltd.
4.38%, 02/04/2030(1)		583	422
Guardian Life Global Funding
1.63%, 09/16/2028(1)		5,000	4,062
Hartford Financial Services Group, Inc.
4.40%, 03/15/2048		784	645
Healthcare Realty Holdings LP
2.00%, 03/15/2031		8,500	6,244
2.40%, 03/15/2030		2,955	2,264
3.10%, 02/15/2030		4,831	3,956
3.50%, 08/01/2026		2,000	1,843
3.63%, 01/15/2028		1,327	1,168
Healthpeak Properties, Inc.
2.88%, 01/15/2031		1,980	1,616
3.40%, 02/01/2025		160	153
3.50%, 07/15/2029		231	203
Highwoods Realty LP
4.13%, 03/15/2028		1,569	1,415
Host Hotels & Resorts LP
2.90%, 12/15/2031		1,000	734
Howard Hughes Corp.
4.13%, 02/01/2029(1)		2,635	2,036
5.38%, 08/01/2028(1)		2,805	2,328
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)		10,490	8,767
1.65% (SOFR + 1.54%), 04/18/2026(2)		2,782	2,474
2.01% (SOFR + 1.73%), 09/22/2028(2)		26,400	21,101
2.10% (SOFR + 1.93%), 06/04/2026(2)		5,008	4,485
2.21% (SOFR + 1.29%), 08/17/2029(2)		17,585	13,607
2.25% (SOFR + 1.10%), 11/22/2027(2)		6,619	5,561
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,300	1,690
2.80% (SOFR + 1.19%), 05/24/2032(2)		7,935	5,830
2.85% (SOFR + 2.39%), 06/04/2031(2)		34,320	26,271
2.87% (SOFR + 1.41%), 11/22/2032(2)		43,030	31,344
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)		13,200	11,171
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)		1,900	1,792
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)		3,200	2,852
4.76% (SOFR + 2.11%), 06/09/2028(2)		6,075	5,582
4.95%, 03/31/2030		9,900	9,096
5.40% (SOFR + 2.87%), 08/11/2033(2)		5,000	4,446
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2171(2)	GBP	1,100	977
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2171(2)	EUR	600	577
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2171(2)		$2,100	1,758
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047		400	244
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030		200	130
3.88%, 11/13/2029		200	136
4.50%, 05/29/2029		200	141
Hudson Pacific Properties LP
3.95%, 11/01/2027		10,372	9,257
5.95%, 02/15/2028		255	244
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		3,355	2,700
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200	4,056
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		$21,260	15,664
2.10%, 06/15/2030		3,955	3,159
3.75%, 09/21/2028		636	585
4.60%, 03/15/2033		689	642
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		1,870	1,341
2.30%, 11/15/2028		1,475	1,182
4.15%, 04/15/2032		7,743	6,543
Jefferies Group LLC
6.25%, 01/15/2036		1,430	1,336
6.45%, 06/08/2027		3,660	3,711
6.50%, 01/20/2043		1,125	1,055
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180	6,130
4.85%, 01/15/2027		1,500	1,434
JP Morgan Chase & Co.
0.77% (SOFR + 0.49%), 08/09/2025(2)		2,535	2,324
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)		31,140	28,804
1.47% (SOFR + 0.77%), 09/22/2027(2)		8,340	7,052
1.58% (SOFR + 0.89%), 04/22/2027(2)		36,853	31,815
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		2,252	1,646
1.95% (SOFR + 1.07%), 02/04/2032(2)		5,064	3,746

2.01% (3 Month Term SOFR + 1.59%), 03/13/2026(2)		8,481	7,767
2.07% (SOFR + 1.02%), 06/01/2029(2)		12,796	10,374
2.08% (SOFR + 1.85%), 04/22/2026(2)		3,100	2,824
2.18% (SOFR + 1.89%), 06/01/2028(2)		6,206	5,278
2.52% (SOFR + 2.04%), 04/22/2031(2)		10,031	7,929
2.55% (SOFR + 1.18%), 11/08/2032(2)		18,107	13,740
2.58% (SOFR + 1.25%), 04/22/2032(2)		8,931	6,923
2.74% (SOFR + 1.51%), 10/15/2030(2)		8,369	6,805
2.95% (SOFR + 1.17%), 02/24/2028(2)		21,306	18,839
2.96% (SOFR + 2.52%), 05/13/2031(2)		4,470	3,541
2.96% (SOFR + 1.26%), 01/25/2033(2)		9,816	7,716
3.20%, 06/15/2026		10,030	9,311
4.32% (SOFR + 1.56%), 04/26/2028(2)		6,064	5,683
4.49% (SOFR + 3.79%), 03/24/2031(2)		13,825	12,576
4.85% (SOFR + 1.99%), 07/25/2028(2)		16,000	15,363
4.91% (SOFR + 2.08%), 07/25/2033(2)		75,829	69,926
JPMorgan Chase & Co.
3.96% (3 Month LIBOR USD + 1.25%), 01/29/2027(2)		2,050	1,934
4.57% (SOFR + 1.75%), 06/14/2030(2)		694	640
5.72% (SOFR + 2.58%), 09/14/2033(2)		4,430	4,189
Kilroy Realty LP
2.65%, 11/15/2033		120	84
Kimco Realty Corp.
3.25%, 08/15/2026		1,665	1,538
4.60%, 02/01/2033		648	585
Life Storage LP
2.20%, 10/15/2030		4,425	3,364
2.40%, 10/15/2031		7,170	5,382
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		14,105	11,981
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)		21,240	21,190
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		420	368
3.75%, 01/11/2027		913	835
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,615
4.45%, 05/08/2025		3,665	3,539
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2171(2)(8)	EUR	7,781	6,739
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)		$12,190	10,652
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2170(2)		4,000	3,650
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2171(2)		3,330	3,091
7.63% (5 Year Swap Rate GBP + 5.29%), 06/27/2171(2)	GBP	1,900	2,156
Logan Group Co. Ltd.
4.25%, 07/12/2025		$2,205	353
4.85%, 12/14/2026		2,995	484
LSEGA Financing Plc
2.00%, 04/06/2028(1)		6,811	5,723
2.50%, 04/06/2031(1)		3,150	2,558
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)		10,480	8,969
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		14,785	11,110
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(1)(2)		2,905	2,896
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)		6,445	5,492
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		3,115	2,472
Mizuho Financial Group, Inc.
0.85% (SOFR + 0.87%), 09/08/2024(2)(8)		913	872
2.59% (3 Month LIBOR USD + 1.07%), 05/25/2031(2)		1,513	1,184
Morgan Stanley
0.00%, 04/02/2032(4)(18)		14,800	8,319
0.53% (SOFR + 0.46%), 01/25/2024(2)		23,837	23,449
0.56% (SOFR + 0.47%), 11/10/2023(2)		618	615
0.73% (SOFR + 0.62%), 04/05/2024(2)		18,411	17,967
0.79% (SOFR + 0.51%), 01/22/2025(2)		5,940	5,564
1.16% (SOFR + 0.56%), 10/21/2025(2)		29,255	26,662
1.51% (SOFR + 0.86%), 07/20/2027(2)		9,215	7,848
1.59% (SOFR + 0.88%), 05/04/2027(2)		17,113	14,787
1.79% (SOFR + 1.03%), 02/13/2032(2)		12,046	8,803
1.93% (SOFR + 1.02%), 04/28/2032(2)		17,588	12,840
2.24% (SOFR + 1.18%), 07/21/2032(2)		38,113	28,631
2.48% (SOFR + 1.00%), 01/21/2028(2)		30,811	26,929
2.48% (SOFR + 1.36%), 09/16/2036(2)		2,900	2,078
2.51% (SOFR + 1.20%), 10/20/2032(2)		11,433	8,737
2.70% (SOFR + 1.14%), 01/22/2031(2)		10,000	8,108
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	523
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)		1,835	1,651
3.95%, 04/23/2027		13,820	12,843
4.35%, 09/08/2026		5,090	4,848
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(2)		1,726	1,587
4.89% (SOFR + 2.08%), 07/20/2033(2)		1,731	1,604
5.00%, 11/24/2025		10,320	10,187
5.30% (SOFR + 2.62%), 04/20/2037(2)		3,315	2,979
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031		17,400	12,115
5.25%, 08/01/2026		56	51
Nasdaq, Inc.
0.45%, 12/21/2022		5,405	5,351
National General Holdings Corp.
6.75%, 05/15/2024(1)		12,910	13,334
National Retail Properties, Inc.
3.00%, 04/15/2052		687	414
3.10%, 04/15/2050		1,139	707

Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	15,409
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)	26,268	25,973
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	4,869
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	7,649
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)	4,000	3,942
Nationwide Mutual Insurance Co.
5.58% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,181
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	10,217
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	28,415	27,627
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	3,852
4.60% (5 Year CMT Index + 3.10%), 09/30/2171(2)	3,600	2,250
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,640
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,014
6.00% (5 Year CMT Index + 5.63%), 09/30/2171(2)	8,300	7,242
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2171(2)	7,151	6,673
NatWest Group Plc
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	5,115	4,855
Navient Corp.
5.50%, 01/25/2023	3,000	2,983
5.88%, 10/25/2024	254	241
6.75%, 06/25/2025	272	255
6.75%, 06/15/2026	200	182
NBK Tier 1 Ltd.
3.63% (6 Year CMT Index USD + 2.88%), 08/24/2170(1)(2)	858	729
New York Life Global Funding
0.85%, 01/15/2026(1)	12,430	10,926
2.35%, 07/14/2026(1)	1,000	911
New York Life Insurance Co.
3.75%, 05/15/2050(1)	7,841	5,798
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	15,345
2.61%, 07/14/2031	1,825	1,353
2.68%, 07/16/2030	1,138	870
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,760	1,897
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,520	4,648
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,870
4.88%, 10/01/2024	335	334
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	8,700	6,180
OneMain Finance Corp.
5.63%, 03/15/2023	3,658	3,640
6.13%, 03/15/2024	1,945	1,873
ORIX Corp.
4.00%, 04/13/2032	598	526
5.20%, 09/13/2032	9,230	8,778
Owl Rock Capital Corp.
2.63%, 01/15/2027	7,570	6,116
2.88%, 06/11/2028	7,985	6,081
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635	8,533
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	6,564	6,525
5.50%, 02/15/2024(1)	1,247	1,221
Physicians Realty LP
2.63%, 11/01/2031	5,885	4,465
Prologis LP
1.25%, 10/15/2030	670	499
2.25%, 04/15/2030	905	739
Raymond James Financial, Inc.
4.95%, 07/15/2046	4,420	3,895
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,021
2.85%, 12/15/2032	893	715
3.25%, 01/15/2031	851	726
3.40%, 01/15/2028	3,938	3,578
3.95%, 08/15/2027	4,030	3,785
Regency Centers LP
3.60%, 02/01/2027	1,442	1,339
3.70%, 06/15/2030	1,359	1,169
4.13%, 03/15/2028	970	891
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895	856
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	436	379
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)	9,815	8,048
3.63%, 03/01/2029	4,385	3,355
3.88%, 03/01/2031(1)	29,710	21,535
4.00%, 10/15/2033(1)	29,285	20,134
Royal Bank of Canada
0.50%, 10/26/2023	15,460	14,818
Sabra Health Care LP
3.20%, 12/01/2031	6,283	4,616

Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	5,597
3.50%, 06/07/2024		50	48
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)		23,040	21,272
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		7,098	6,154
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	9,482
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	18,536
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,286
4.75%, 09/15/2025(1)		1,025	971
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	14,332
6.75% (5 Year Swap Rate GBP + 6.07%), 06/24/2171(2)	GBP	5,800	5,958
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		$1,300	65
Service Properties Trust
4.35%, 10/01/2024		279	247
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	616
4.60%, 07/13/2030		400	46
4.75%, 07/03/2023(7)		4,359	545
5.20%, 01/16/2027		4,595	547
5.60%, 07/15/2026		3,025	360
6.13%, 02/21/2024		1,275	153
Simon Property Group LP
2.65%, 07/15/2030		3,540	2,855
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	449
4.75%, 01/14/2030		3,305	941
Sirius International Group Ltd.
4.60%, 11/01/2026(1)		2,520	2,167
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,809
4.25%, 02/01/2026		2,500	2,358
4.70%, 06/01/2027		8,000	7,374
Sitka Holdings LLC
8.17% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167	3,985
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000	5,998
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	7,597
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	5,826
4.25%, 04/14/2025(1)		2,340	2,224
4.75%, 11/24/2025(1)		9,285	8,778
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2171(1)(2)		4,300	3,917
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,340
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)		729	617
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	38,010
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	2,980
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	30,262
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	19,962
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,554
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876	3,486
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/2027		$654	585
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	99
Synchrony Bank
5.63%, 08/23/2027		6,350	6,079
Synchrony Financial
4.25%, 08/15/2024		5,145	5,017
4.38%, 03/19/2024		9,540	9,369
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		7,205	4,912
4.27%, 05/15/2047(1)		515	418
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,204
4.90%, 09/15/2044(1)		1,505	1,319
Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	505
6.20%, 03/22/2026		1,950	213
6.75%, 07/08/2025		1,715	211
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175	18,992
Trust Fibra Uno
6.39%, 01/15/2050(18)		200	140
UBS AG
3.07% (SOFR + 0.45%), 08/09/2024(1)(2)		8,170	8,118
5.13%, 05/15/2024		200	195
UBS Group AG
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(2)		3,050	2,940
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(2)		3,231	3,152
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	4,926
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,228
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,435
7.83%, 12/04/2023(1)		13,400	13,498

Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	1,638	1,815
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 02/15/2025(1)		$5,000	4,880
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(2)		17,045	15,013
VICI Properties LP
4.75%, 02/15/2028		1,385	1,274
4.95%, 02/15/2030		6,393	5,777
5.13%, 05/15/2032		8,325	7,379
5.63%, 05/15/2052		6,534	5,406
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		935	819
3.88%, 02/15/2029(1)		6,957	5,836
4.13%, 08/15/2030(1)		2,121	1,772
4.25%, 12/01/2026(1)		11,966	10,800
4.50%, 09/01/2026(1)		11,600	10,593
4.50%, 01/15/2028(1)		1,850	1,641
4.63%, 06/15/2025(1)		8,280	7,792
4.63%, 12/01/2029(1)		1,963	1,703
5.63%, 05/01/2024(1)		6,145	6,039
5.75%, 02/01/2027(1)		4,643	4,375
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	54
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		12,765	11,753
2.19% (SOFR + 2.00%), 04/30/2026(2)		10,160	9,279
2.39% (SOFR + 2.10%), 06/02/2028(2)		13,964	11,975
2.57% (SOFR + 1.26%), 02/11/2031(2)		4,803	3,845
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	14,399
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		5,739	5,226
3.35% (SOFR + 1.50%), 03/02/2033(2)		36,519	29,616
3.53% (SOFR + 1.51%), 03/24/2028(2)		21,860	19,799
3.90% (5 Year CMT Index + 3.45%), 03/15/2171(2)		9,600	8,118
4.30%, 07/22/2027		1,344	1,257
4.81% (SOFR + 1.98%), 07/25/2028(2)		16,000	15,260
4.90% (SOFR + 2.10%), 07/25/2033(2)		54,709	50,438
5.01% (SOFR + 4.50%), 04/04/2051(2)		3,925	3,388
Welltower, Inc.
4.00%, 06/01/2025		4,690	4,495
4.50%, 01/15/2024		650	644
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	8,516
WP Carey, Inc.
2.40%, 02/01/2031		2,007	1,540

Total Financials			3,800,771

Government – 0.11%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	553
CBB International Sukuk Co. 7 SPC
6.88%, 10/05/2025		$1,600	1,652
European Investment Bank
0.25%, 09/15/2023		30,865	29,696
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	607
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,434

Total Government			33,942

Industrials – 1.47%
Agilent Technologies, Inc.
2.10%, 06/04/2030		4,025	3,156
2.75%, 09/15/2029		648	544
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	11,448
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		5,400	3,379
5.25%, 08/15/2027(1)		6,101	3,818
Arrow Electronics, Inc.
4.00%, 04/01/2025		1,286	1,237
Artera Services LLC
9.03%, 12/04/2025(1)		6,400	5,152
Avnet, Inc.
4.63%, 04/15/2026		7,045	6,780
5.50%, 06/01/2032		5,440	4,939
BAE Systems Plc
3.40%, 04/15/2030(1)		11,029	9,552
Berry Global, Inc.
1.57%, 01/15/2026		3,800	3,313
4.88%, 07/15/2026(1)		18,610	17,493
Boeing Co.
1.43%, 02/04/2024		16,015	15,214
2.20%, 02/04/2026		19,000	16,861
2.25%, 06/15/2026		2,170	1,907
2.95%, 02/01/2030		2,790	2,243
3.10%, 05/01/2026		370	338
3.20%, 03/01/2029		1,855	1,549
3.25%, 02/01/2035		800	565
3.38%, 06/15/2046		9,940	6,137
3.63%, 03/01/2048		1,941	1,207
3.75%, 02/01/2050		9,981	6,500

3.85%, 11/01/2048	1,465	948
3.95%, 08/01/2059	2,095	1,302
4.88%, 05/01/2025	3,005	2,932
5.15%, 05/01/2030	4,510	4,172
5.71%, 05/01/2040	7,091	6,194
5.81%, 05/01/2050	5,553	4,826
5.93%, 05/01/2060	8,416	7,199
Bombardier, Inc.
7.50%, 03/15/2025(1)	1,002	974
7.88%, 04/15/2027(1)	1,000	920
Boral Finance Pty Ltd.
3.00%, 11/01/2022(1)	913	913
3.75%, 05/01/2028(1)	284	252
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	1,006	657
4.05%, 06/15/2048	2,035	1,664
4.45%, 01/15/2053	1,811	1,569
Carrier Global Corp.
2.24%, 02/15/2025	791	739
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	25,235	24,168
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	900	563
Cemex SAB de CV
3.88%, 07/11/2031(1)	24,365	19,199
5.13% (5 Year CMT Index + 4.53%), 09/08/2171(1)(2)	5,670	4,543
5.20%, 09/17/2030(1)	8,900	7,687
5.45%, 11/19/2029(1)	3,460	3,092
CNH Industrial Capital LLC
1.95%, 07/02/2023	3,871	3,789
CSX Corp.
4.25%, 11/01/2066	1,170	889
4.50%, 03/15/2049	902	764
4.50%, 11/15/2052	2,735	2,297
Eaton Corp.
4.70%, 08/23/2052	367	322
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,630	1,551
5.40%, 02/01/2027	960	880
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(1)	2,075	1,165
FedEx Corp.
4.25%, 05/15/2030	1,129	1,024
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(1)	1,193	1,121
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	16,976	15,209
General Electric Co.
6.62% (3 Month LIBOR USD + 3.33%), 06/15/2171(2)	6,184	5,783
6.75%, 03/15/2032	3,627	3,919
HTA Group Ltd.
7.00%, 12/18/2025(1)	295	256
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	2,009	1,625
3.48%, 12/01/2027	754	676
3.84%, 05/01/2025	3,995	3,828
4.20%, 05/01/2030	4,554	4,018
IHS Holding Ltd.
5.63%, 11/29/2026(1)	606	477
6.25%, 11/29/2028(1)	382	291
Jabil, Inc.
1.70%, 04/15/2026	4,870	4,231
3.00%, 01/15/2031	2,470	1,949
John Deere Capital Corp.
0.70%, 01/15/2026	1,350	1,184
0.90%, 01/10/2024	6,420	6,132
1.25%, 01/10/2025	9,965	9,248
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800	4,907
Klabin Austria GmbH
3.20%, 01/12/2031(1)	267	194
L3Harris Technologies, Inc.
1.80%, 01/15/2031	6,607	4,942
4.40%, 06/15/2028	961	903
4.40%, 06/15/2028	5,916	5,558
4.85%, 04/27/2035	191	172
Lockheed Martin Corp.
4.07%, 12/15/2042	821	695
Masonite International Corp.
5.38%, 02/01/2028(1)	276	244
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(1)	510	484
Mexico City Airport Trust
4.25%, 10/31/2026(18)	374	333
Norfolk Southern Corp.
3.00%, 03/15/2032	5,664	4,736
3.05%, 05/15/2050	2,380	1,551
3.16%, 05/15/2055	577	369
4.05%, 08/15/2052	2,331	1,791
4.55%, 06/01/2053	1,125	954

Northrop Grumman Corp.
4.03%, 10/15/2047		7,120	5,660
OT Merger Corp.
7.88%, 10/15/2029(1)		1,500	1,016
Otis Worldwide Corp.
2.57%, 02/15/2030		34	28
Owens Corning
3.88%, 06/01/2030		1,103	964
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)		3,726	3,237
4.00%, 07/15/2025(1)		2,799	2,668
Penske Truck Leasing Co. LP / PTL Finance Corp.
1.70%, 06/15/2026(1)		708	609
4.20%, 04/01/2027(1)		975	907
Raytheon Technologies Corp.
2.25%, 07/01/2030		1,415	1,144
3.03%, 03/15/2052		6,379	4,162
3.75%, 11/01/2046		3,132	2,357
4.13%, 11/16/2028		10,933	10,215
Republic Services, Inc.
3.95%, 05/15/2028		1,779	1,665
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	15,240	10,547
3.38%, 06/18/2026	GBP	2,593	2,316
4.63%, 02/16/2026	EUR	3,121	2,795
5.75%, 10/15/2027	GBP	2,925	2,801
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028(1)		$250	210
2.15%, 03/11/2031(1)		689	549
Simpar Europe SA
5.20%, 01/26/2031(1)		430	303
Standard Industries, Inc.
4.75%, 01/15/2028(1)		112	95
5.00%, 02/15/2027(1)		273	242
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,115
Textron, Inc.
2.45%, 03/15/2031		2,593	1,989
3.00%, 06/01/2030		23,695	19,510
3.38%, 03/01/2028		690	614
3.90%, 09/17/2029		869	768
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(1)		2,361	2,007
Trivium Packaging Finance BV
5.50%, 08/15/2026(1)		6,143	5,494
8.50%, 08/15/2027(1)		1,000	883
Union Pacific Corp.
2.97%, 09/16/2062		919	556
3.55%, 05/20/2061		1,271	885
3.84%, 03/20/2060		6,411	4,760
Vulcan Materials Co.
3.50%, 06/01/2030		1,400	1,197
Waste Connections, Inc.
4.20%, 01/15/2033		9,900	8,969
Waste Management, Inc.
1.15%, 03/15/2028		738	605
2.95%, 06/01/2041		1,074	772
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		5,183	4,553
WRKCo, Inc.
3.75%, 03/15/2025		815	785
4.00%, 03/15/2028		1,325	1,221

Total Industrials			437,479

Technology – 1.79%
Amdocs Ltd.
2.54%, 06/15/2030		15,503	12,350
Apple, Inc.
2.40%, 08/20/2050		3,890	2,414
2.65%, 02/08/2051		351	230
2.80%, 02/08/2061		1,234	768
3.85%, 05/04/2043		3,323	2,788
4.10%, 08/08/2062		1,605	1,316
4.65%, 02/23/2046		1,250	1,169
Applied Materials, Inc.
2.75%, 06/01/2050		872	568
Autodesk, Inc.
2.40%, 12/15/2031		3,832	2,981
Broadcom, Inc.
2.45%, 02/15/2031(1)		24,605	18,543
2.60%, 02/15/2033(1)		6,220	4,442
3.14%, 11/15/2035(1)		9,407	6,591
3.19%, 11/15/2036(1)		10,955	7,493
3.42%, 04/15/2033(1)		15,761	12,029
3.47%, 04/15/2034(1)		29,523	22,150
4.00%, 04/15/2029(1)		12,000	10,577
4.15%, 11/15/2030		13,284	11,498
4.15%, 04/15/2032(1)		3,887	3,251
4.30%, 11/15/2032		5,137	4,313
4.93%, 05/15/2037(1)		22,824	18,820

CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	2,884
3.25%, 02/15/2029	3,875	3,147
3.28%, 12/01/2028	6,400	5,341
3.57%, 12/01/2031	44,205	34,417
4.25%, 04/01/2028	895	797
CGI, Inc.
2.30%, 09/14/2031	14,300	10,554
Change Healthcare Holdings LLC
5.75%, 03/01/2025(1)	222	221
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(1)	119	98
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	2,749	2,648
8.35%, 07/15/2046	750	809
DXC Technology Co.
2.38%, 09/15/2028	243	199
Electronic Arts, Inc.
1.85%, 02/15/2031	1,642	1,266
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	16,872
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	62
Fidelity National Information Services, Inc.
5.10%, 07/15/2032	7,060	6,634
Fiserv, Inc.
3.50%, 07/01/2029	2,417	2,103
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	9,042	8,938
6.35%, 10/15/2045	283	257
HP, Inc.
2.65%, 06/17/2031	913	670
5.50%, 01/15/2033	1,436	1,274
Intel Corp.
3.05%, 08/12/2051	10,951	7,030
International Business Machines Corp.
2.95%, 05/15/2050	1,116	703
3.43%, 02/09/2052	3,093	2,112
KLA Corp.
3.30%, 03/01/2050	4,731	3,323
4.10%, 03/15/2029	2,304	2,189
5.00%, 03/15/2049	834	764
5.25%, 07/15/2062	2,940	2,702
Lam Research Corp.
2.88%, 06/15/2050	1,715	1,118
4.88%, 03/15/2049	1,478	1,363
Leidos, Inc.
2.30%, 02/15/2031	1,200	889
4.38%, 05/15/2030	3,660	3,208
Lenovo Group Ltd.
6.54%, 07/27/2032(1)	4,705	4,330
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,646
2.95%, 04/15/2031	27,952	21,684
Microchip Technology, Inc.
0.98%, 09/01/2024	4,290	3,949
4.33%, 06/01/2023	22,025	21,918
Micron Technology, Inc.
2.70%, 04/15/2032	5,119	3,725
4.19%, 02/15/2027	5,359	5,003
4.66%, 02/15/2030	15,005	13,313
5.33%, 02/06/2029	6,490	6,138
Microsoft Corp.
2.53%, 06/01/2050	2,013	1,315
3.95%, 08/08/2056	933	780
NCR Corp.
5.13%, 04/15/2029(1)	3,000	2,250
5.25%, 10/01/2030(1)	2,485	1,875
NXP BV
5.35%, 03/01/2026	1,941	1,917
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	4,980	3,743
2.65%, 02/15/2032	4,325	3,245
2.70%, 05/01/2025	169	157
3.15%, 05/01/2027	5,302	4,723
3.40%, 05/01/2030	7,842	6,535
4.30%, 06/18/2029	6,134	5,493
4.40%, 06/01/2027	1,715	1,618
5.00%, 01/15/2033	2,440	2,190
Open Text Corp.
3.88%, 02/15/2028(1)	445	368
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	5,035	4,021
Oracle Corp.
2.80%, 04/01/2027	2,410	2,127
2.88%, 03/25/2031	3,260	2,571
3.60%, 04/01/2040	12,690	8,613
3.60%, 04/01/2050	17,775	11,122

3.65%, 03/25/2041	9,294	6,315
3.80%, 11/15/2037	2,731	1,981
3.85%, 07/15/2036	6,000	4,490
3.85%, 04/01/2060	7,163	4,330
3.95%, 03/25/2051	15,837	10,503
4.00%, 07/15/2046	9,746	6,587
4.00%, 11/15/2047	6,547	4,387
4.10%, 03/25/2061(18)	8,700	5,477
4.13%, 05/15/2045	6,410	4,404
4.38%, 05/15/2055	170	116
4.50%, 07/08/2044	1,611	1,187
Roper Technologies, Inc.
2.95%, 09/15/2029	998	840
Salesforce, Inc.
3.05%, 07/15/2061	2,652	1,655
Seagate HDD Cayman
3.13%, 07/15/2029	6,000	4,396
3.38%, 07/15/2031	1,080	754
4.09%, 06/01/2029	4,719	3,788
4.13%, 01/15/2031	11,000	8,253
ServiceNow, Inc.
1.40%, 09/01/2030	4,583	3,374
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,160
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,258
TSMC Arizona Corp.
4.25%, 04/22/2032	1,290	1,188
4.50%, 04/22/2052	850	733
TSMC Global Ltd.
1.00%, 09/28/2027(1)	2,529	2,069
4.63%, 07/22/2032(1)	3,380	3,203
VMware, Inc.
2.20%, 08/15/2031	10,759	7,831
Western Digital Corp.
2.85%, 02/01/2029	16,854	13,098
3.10%, 02/01/2032	1,020	693
4.75%, 02/15/2026	9,220	8,538
Workday, Inc.
3.80%, 04/01/2032	535	464

Total Technology		531,324

Utilities – 1.93%
Adani Green Energy Ltd.
4.38%, 09/08/2024(18)	221	181
AEP Texas, Inc.
2.10%, 07/01/2030	2,525	1,969
3.80%, 10/01/2047	869	621
5.25%, 05/15/2052	2,539	2,317
AEP Transmission Co. LLC
2.75%, 08/15/2051	4,537	2,835
3.75%, 12/01/2047	2,190	1,651
3.80%, 06/15/2049	781	591
4.50%, 06/15/2052	1,665	1,414
AES Corp.
2.45%, 01/15/2031	4,485	3,431
3.95%, 07/15/2030(1)	2,040	1,747
Alabama Power Co.
4.30%, 01/02/2046	895	737
4.30%, 07/15/2048	800	660
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	789
Ameren Illinois Co.
3.80%, 05/15/2028	1,181	1,100
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	10,211	8,016
American Water Capital Corp.
3.45%, 05/01/2050	1,148	820
4.15%, 06/01/2049	1,425	1,140
APA Infrastructure Ltd.
4.25%, 07/15/2027(1)	740	685
Atmos Energy Corp.
2.85%, 02/15/2052	971	614
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(1)	2,558	2,538
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	2,102	1,365
3.75%, 08/15/2047	204	158
4.55%, 06/01/2052	4,664	4,002
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,464
Calpine Corp.
3.75%, 03/01/2031(1)	7,240	5,665
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	2,718	1,949
3.60%, 03/01/2052	1,205	901
4.25%, 02/01/2049	320	268
6.95%, 03/15/2033	896	995
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	1,572	1,209

Cleco Power LLC
6.00%, 12/01/2040	1,000	966
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027(18)	1,750	1,625
Commonwealth Edison Co.
2.75%, 09/01/2051	1,401	881
3.13%, 03/15/2051	1,722	1,166
3.85%, 03/15/2052	1,535	1,195
Consumers Energy Co.
3.10%, 08/15/2050	1,311	886
3.75%, 02/15/2050	1,633	1,258
4.20%, 09/01/2052	895	742
DTE Electric Co.
3.25%, 04/01/2051	788	553
3.75%, 08/15/2047	1,972	1,528
3.95%, 03/01/2049	2,338	1,875
4.05%, 05/15/2048	558	455
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	2,964
3.45%, 04/15/2051	3,353	2,394
3.70%, 12/01/2047	2,500	1,866
3.88%, 03/15/2046	5,561	4,334
3.95%, 03/15/2048	807	635
4.25%, 12/15/2041	1,650	1,380
Duke Energy Corp.
2.55%, 06/15/2031	10,699	8,394
4.30%, 03/15/2028	2,327	2,190
Duke Energy Florida LLC
1.75%, 06/15/2030	1,868	1,456
3.80%, 07/15/2028	3,495	3,266
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,124
3.70%, 09/01/2028	4,218	3,923
4.10%, 03/15/2043	900	738
4.20%, 08/15/2045	1,000	810
Edison International
4.95%, 04/15/2025	4,535	4,443
5.75%, 06/15/2027	1,119	1,096
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	200	145
4.38%, 02/15/2031(1)	363	255
4.38%, 02/15/2031	1,400	983
Enel Finance International NV
1.88%, 07/12/2028(1)	1,342	1,043
2.25%, 07/12/2031(1)	496	344
3.50%, 04/06/2028(1)	1,505	1,297
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	1,902
4.20%, 04/01/2050	893	714
Entergy Mississippi LLC
2.85%, 06/01/2028	940	819
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(18)	227	201
Eversource Energy
4.60%, 07/01/2027	9,315	8,990
Exelon Corp.
4.10%, 03/15/2052(1)	1,814	1,400
4.45%, 04/15/2046	155	126
4.70%, 04/15/2050	1,255	1,050
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,647
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	14,345
4.35%, 01/15/2025(1)	2,000	1,928
4.55%, 04/01/2049(1)	4,728	3,693
Florida Power & Light Co.
2.88%, 12/04/2051	3,623	2,388
3.15%, 10/01/2049	4,897	3,449
3.99%, 03/01/2049	3,199	2,587
Genneia SA
8.75%, 09/02/2027(1)	133	122
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,080
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,850
4.05%, 07/01/2023	3,812	3,781
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,587
4.30%, 01/15/2026(1)	2,000	1,920
4.70%, 04/01/2024(1)	150	148
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,024
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,796
4.30%, 01/15/2029(1)	5,000	4,667
MidAmerican Energy Co.
2.70%, 08/01/2052	3,297	2,071
3.15%, 04/15/2050	1,425	969
3.65%, 04/15/2029	3,501	3,228

Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	700	648
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	235
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	16,490	15,744
Northern States Power Co.
2.60%, 06/01/2051	2,262	1,407
2.90%, 03/01/2050	708	473
3.60%, 05/15/2046	737	568
3.60%, 09/15/2047	1,800	1,354
4.00%, 08/15/2045	1,000	807
NPC Ukrenergo
6.88%, 11/09/2028	400	77
NRG Energy, Inc.
2.45%, 12/02/2027(1)	7,243	5,929
4.45%, 06/15/2029(1)	5,885	5,105
5.25%, 06/15/2029(1)	2,526	2,210
5.75%, 01/15/2028	2,444	2,255
NSTAR Electric Co.
3.95%, 04/01/2030	1,495	1,390
Ohio Power Co.
2.90%, 10/01/2051	2,238	1,399
4.15%, 04/01/2048	493	395
6.60%, 02/15/2033	209	222
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	1,344	1,153
3.10%, 09/15/2049	1,434	992
3.70%, 05/15/2050	775	600
4.55%, 09/15/2032(1)	2,608	2,509
7.25%, 01/15/2033	4	5
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	15,608
2.50%, 02/01/2031	15,565	11,326
2.95%, 03/01/2026	3,312	2,922
3.00%, 06/15/2028	13,949	11,493
3.15%, 01/01/2026	6,569	5,902
3.25%, 06/15/2023	2,670	2,633
3.25%, 06/01/2031	11,300	8,621
3.30%, 03/15/2027	2,052	1,777
3.30%, 12/01/2027	3,700	3,117
3.30%, 08/01/2040	4,970	3,182
3.40%, 08/15/2024	2,476	2,356
3.45%, 07/01/2025	7,760	7,217
3.50%, 06/15/2025	10,754	9,695
3.50%, 08/01/2050	2,165	1,318
3.75%, 02/15/2024	2,914	2,828
3.75%, 07/01/2028	18,444	15,528
3.75%, 08/15/2042	1,883	1,192
3.85%, 11/15/2023	1,259	1,237
3.95%, 12/01/2047	1,241	788
4.00%, 12/01/2046	13,182	8,397
4.20%, 03/01/2029	7,834	6,650
4.25%, 08/01/2023	20,431	20,270
4.25%, 03/15/2046	409	275
4.30%, 03/15/2045	12,052	7,998
4.40%, 03/01/2032	11,850	9,744
4.45%, 04/15/2042	7,667	5,403
4.50%, 07/01/2040	11,103	8,078
4.50%, 12/15/2041	3,353	2,294
4.55%, 07/01/2030	40,930	35,074
4.60%, 06/15/2043	1,248	880
4.65%, 08/01/2028	100	88
4.75%, 02/15/2044	11,506	8,241
4.95%, 07/01/2050	4,288	3,138
5.25%, 03/01/2052	5,800	4,381
5.45%, 06/15/2027	4,584	4,318
5.90%, 06/15/2032	10,369	9,456
PECO Energy Co.
2.85%, 09/15/2051	2,757	1,775
4.38%, 08/15/2052	675	573
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	2,870
4.38%, 06/01/2039	3,510	3,113
4.45%, 12/01/2047	18,300	15,685
4.67%, 12/01/2051	3,300	2,918
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	9,483
4.10%, 09/18/2034	40	34
5.05%, 05/15/2052	4,100	3,594
Promigas SA ESP
3.75%, 10/16/2029(1)	305	236
3.75%, 10/16/2029(18)	378	292
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,565
Public Service Electric & Gas Co.
3.00%, 03/01/2051	81	54
3.15%, 01/01/2050	119	82
3.85%, 05/01/2049	999	786

Southern California Edison Co.
2.50%, 06/01/2031		3,876	3,060
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,506
5.88%, 03/15/2041		7,873	7,550
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,232
Southwestern Public Service Co.
3.15%, 05/01/2050		2,344	1,599
3.75%, 06/15/2049		565	427
Spire, Inc.
3.54%, 02/27/2024		5,000	4,844
Tampa Electric Co.
5.00%, 07/15/2052		1,582	1,453
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000	2,873
Virginia Electric & Power Co.
4.00%, 01/15/2043		1,847	1,450
6.00%, 05/15/2037		572	577
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)		2,718	2,590
3.70%, 01/30/2027(1)		6,435	5,699
4.30%, 07/15/2029(1)		5,471	4,662
5.00%, 07/31/2027(1)		712	643
5.50%, 09/01/2026(1)		548	508
5.63%, 02/15/2027(1)		713	668
Wisconsin Power & Light Co.
3.95%, 09/01/2032		654	591

Total Utilities			575,418

Total Corporate Bonds (Cost: $11,072,432)			9,291,223

Convertible Securities – 0.27%
Communications – 0.12%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,771
2.38%, 03/15/2024		7,520	6,708
3.38%, 08/15/2026		25,080	17,255
Uber Technologies, Inc.
0.00%, 12/15/2025		10,515	8,727

Total Communications			34,461

Consumer, Cyclical – 0.03%
GOL Equity Finance SA
3.75%, 07/15/2024(1)		200	95
Peloton Interactive, Inc.
0.00%, 02/15/2026		1,975	1,323
Southwest Airlines Co.
1.25%, 05/01/2025		7,400	8,447

Total Consumer, Cyclical			9,865

Consumer, Non-cyclical – 0.12%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	9,997
1.25%, 05/15/2027		10,100	10,030
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,533
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	12,286

Total Consumer, Non-cyclical			36,846

Total Convertible Securities (Cost: $100,346)			81,172

Government Related – 21.20%
Other Government Related – 1.58%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541	2,211
3.88%, 04/16/2050		1,300	1,060
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,042
Airport Authority
3.25%, 01/12/2052(1)		10,310	7,448
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,421
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	270
Argentina Bocon
47.33% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(2)	ARS	1,369	2
Argentina Treasury Bond BONCER
1.40%, 03/25/2023		486,637	9,894
1.45%, 08/13/2023		718,535	13,079
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	229
Argentine Republic Government International Bond
0.50%, 07/09/2030(4)		$25,484	5,084
1.00%, 07/09/2029		1,109	212
1.50%, 07/09/2035(4)		4,447	804
1.50%, 07/09/2046(4)		115	22
3.50%, 07/09/2041(4)		12,427	2,649
3.88%, 01/09/2038(4)		261	61
Bank of Israel Bill - Makam
0.00%, 10/07/2022	ILS	5,300	1,486

Bay Area Toll Authority
7.04%, 04/01/2050		$2,790	3,418
Brazilian Government International Bond
2.88%, 06/06/2025		2,300	2,151
3.88%, 06/12/2030		4,400	3,638
4.63%, 01/13/2028		600	557
California State University
2.37%, 11/01/2035		5,520	4,023
Chile Government International Bond
2.45%, 01/31/2031		2,749	2,199
2.55%, 01/27/2032		3,355	2,632
2.55%, 07/27/2033		500	374
City of New York NY
1.92%, 08/01/2031		4,350	3,346
2.05%, 03/01/2032		2,480	1,898
3.55%, 12/01/2028		3,645	3,355
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,375
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,277
2.83%, 11/01/2041		6,380	4,778
Ciudad Autonoma de Buenos Aires/Government Bonds
69.82% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	2,711
72.04% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)		314,346	2,155
Colombia Government International Bond
3.00%, 01/30/2030		$3,730	2,673
3.13%, 04/15/2031		650	451
4.13%, 02/22/2042		214	122
4.13%, 05/15/2051		345	185
4.50%, 01/28/2026		2,192	2,007
4.50%, 03/15/2029		1,167	957
Colombian TES
7.00%, 03/26/2031	COP	3,129,000	482
7.25%, 10/18/2034		2,725,000	395
Commonwealth of Puerto Rico
0.00%, 07/01/2033		$418	230
0.00%, 11/01/2043(9)		1,615	807
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	715
2.71%, 10/01/2033		1,290	1,013
Croatia Government International Bond
6.00%, 01/26/2024		1,253	1,258
Dominican Republic International Bond
4.50%, 01/30/2030(1)		3,830	3,010
4.88%, 09/23/2032		1,800	1,353
Egypt Government International Bond
5.25%, 10/06/2025		400	311
7.60%, 03/01/2029(1)		1,550	1,082
Ghana Government International Bond
7.63%, 05/16/2029(18)		232	88
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,072
3.00%, 06/01/2046		530	458
3.49%, 06/01/2036		1,600	1,277
3.85%, 06/01/2050		2,800	2,428
4.21%, 06/01/2050		7,900	5,462
Guatemala Government Bond
3.70%, 10/07/2033		3,725	2,701
4.90%, 06/01/2030		650	568
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,526
Indonesia Government International Bond
2.85%, 02/14/2030		3,783	3,240
3.05%, 03/12/2051		3,490	2,314
Israel Government International Bond
4.50%, 04/03/2120		1,400	1,136
Ivory Coast Government International Bond
6.63%, 03/22/2048(18)	EUR	322	185
Los Angeles Community College District
6.60%, 08/01/2042		$955	1,114
Los Angeles Unified School District
5.75%, 07/01/2034		2,510	2,570
6.76%, 07/01/2034		2,990	3,299
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,312
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	1,836
5.87%, 11/15/2039		300	300
6.67%, 11/15/2039		140	148
6.81%, 11/15/2040		310	332
Mexican Bonos
8.50%, 11/18/2038	MXN	41,100	1,840
Mexico Government International Bond
2.66%, 05/24/2031		$12,951	9,929
3.50%, 02/12/2034		773	587
3.75%, 01/11/2028		4,850	4,449
4.50%, 01/31/2050		7,786	5,591
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		983	1,065

New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,846
7.41%, 01/01/2040		941	1,151
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		500	547
6.01%, 06/15/2042		255	281
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,014
2.69%, 05/01/2033		1,275	1,011
2.80%, 02/01/2026		1,850	1,739
3.95%, 08/01/2032		1,900	1,718
5.27%, 05/01/2027		5,820	5,983
New York State Dormitory Authority
5.29%, 03/15/2033		830	837
Oman Government International Bond
4.75%, 06/15/2026(18)		610	568
5.63%, 01/17/2028		3,300	3,066
6.75%, 10/28/2027(18)		590	582
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,230
3.16%, 01/23/2030		6,379	5,199
3.88%, 03/17/2028		2,308	2,097
4.50%, 04/01/2056		3,232	2,181
Paraguay Government International Bond
4.70%, 03/27/2027		2,030	1,914
4.95%, 04/28/2031(1)		1,200	1,068
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282	4,673
6.15%, 08/12/2032		12,121	2,509
6.95%, 08/12/2031		5,192	1,159
Peruvian Government International Bond
1.86%, 12/01/2032		$1,775	1,246
2.78%, 01/23/2031		720	570
2.84%, 06/20/2030		1,370	1,123
3.55%, 03/10/2051		2,819	1,885
4.13%, 08/25/2027		3,831	3,622
5.94%, 02/12/2029	PEN	10,087	2,215
5.94%, 02/12/2029(1)		11,100	2,438
6.15%, 08/12/2032(1)		1,752	365
6.35%, 08/12/2028(1)		12,544	2,863
6.90%, 08/12/2037(1)		340	71
6.95%, 08/12/2031		1,183	264
6.95%, 08/12/2031(1)		10,939	2,442
8.20%, 08/12/2026(1)		15,908	4,132
Philippine Government International Bond
1.65%, 06/10/2031		$563	422
1.95%, 01/06/2032		1,000	760
2.46%, 05/05/2030		3,387	2,802
3.00%, 02/01/2028		3,452	3,137
3.20%, 07/06/2046		3,645	2,421
Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	407
4.96%, 08/01/2046		1,010	968
5.65%, 11/01/2040		825	856
Province of Quebec Canada
0.60%, 07/23/2025		7,535	6,771
Provincia de Buenos Aires/Government Bonds
62.10% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	9,312
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)		$100	75
Qatar Government International Bond
3.75%, 04/16/2030		1,350	1,267
4.50%, 04/23/2028		3,159	3,117
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	7,557
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000	2,032
8.25%, 03/31/2032		60,400	2,745
8.75%, 02/28/2048		16,700	695
8.88%, 02/28/2035		43,200	1,950
10.50%, 12/21/2026		1,668,900	94,989
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534	1,275
4.85%, 09/30/2029		2,935	2,421
4.88%, 04/14/2026		700	652
5.88%, 04/20/2032		2,000	1,650
Romanian Government International Bond
1.75%, 07/13/2030(1)	EUR	16,100	10,192
2.75%, 04/14/2041(1)		8,300	4,160
2.88%, 04/13/2042(1)		11,800	5,927
3.00%, 02/14/2031		$3,400	2,410
Russian Federal Bond - OFZ
6.10%, 07/18/2035	RUB	279,032	1,460
Russian Foreign Bond - Eurobond
4.25%, 06/23/2027		$1,000	440
5.10%, 03/28/2035		200	80
5.25%, 06/23/2047(1)		200	88
5.25%, 06/23/2047		4,000	1,760
5.63%, 04/04/2042		1,200	600
5.88%, 09/16/2043		2,600	1,456

Saudi Government International Bond
3.25%, 10/26/2026		2,800	2,662
3.25%, 10/22/2030		990	890
3.63%, 03/04/2028		3,080	2,911
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	3,200	1,731
3.13%, 05/15/2027(1)		1,998	1,593
State of California
4.60%, 04/01/2038		$395	369
7.55%, 04/01/2039		2,705	3,369
State of Illinois
5.10%, 06/01/2033		5,305	5,053
6.73%, 04/01/2035		70	72
7.35%, 07/01/2035		51	54
State of Israel
3.80%, 05/13/2060		16,900	12,797
State of Texas
5.52%, 04/01/2039		1,720	1,803
Turkey Government International Bond
3.25%, 03/23/2023		2,050	2,025
4.25%, 03/13/2025		400	352
4.88%, 04/16/2043		945	532
5.75%, 05/11/2047		2,800	1,678
6.13%, 10/24/2028		2,700	2,149
7.63%, 04/26/2029		8,600	7,310
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	977
University of California
4.86%, 05/15/2112		743	637
University of Michigan
3.50%, 04/01/2052		5,300	4,062
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,760
4.38%, 01/23/2031		3,170	3,032
5.10%, 06/18/2050		1,868	1,707
Venezuela Government International Bond
6.00%, 12/09/2049(7)		30	2
7.00%, 03/31/2038(7)		187	14
7.65%, 04/21/2025(7)		534	37
7.75%, 10/13/2099(7)		100	7
8.25%, 10/13/2024(7)		7,294	511
9.00%, 05/07/2023(7)		110	8
9.00%, 05/07/2023(7)		7,405	518
9.25%, 09/15/2027(7)		1,049	79
9.25%, 05/07/2028(7)		420	32
11.75%, 10/21/2026(7)		120	9
11.95%, 08/05/2031(7)		3,200	242

Total Other Government Related			469,186

U.S. Treasury Obligations – 19.62%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(10)		11,232	9,889
0.13%, 01/15/2031(10)		1,821	1,591
0.13%, 07/15/2031(10)		2,432	2,120
0.13%, 02/15/2052(10)		17,338	10,958
0.25%, 07/15/2029(10)(11)		41,613	37,521
0.25%, 02/15/2050(10)		3,941	2,583
0.63%, 07/15/2032(10)		92,391	83,827
0.63%, 02/15/2043(10)		387	297
0.75%, 02/15/2042(10)		656	527
0.75%, 02/15/2045(10)		4,404	3,395
0.88%, 02/15/2047(10)		4,418	3,464
1.00%, 02/15/2046(10)		2,501	2,027
1.00%, 02/15/2048(10)		3,965	3,212
1.00%, 02/15/2049(10)		6,605	5,377
1.38%, 02/15/2044(10)		636	566
2.13%, 02/15/2040(10)		274	285
2.13%, 02/15/2041(10)		406	419
U.S. Treasury Note/Bond
0.13%, 12/31/2022		45,340	44,971
0.13%, 02/28/2023		97,570	96,110
0.13%, 04/30/2023		111,785	109,283
0.13%, 08/31/2023		100,725	96,991
0.25%, 04/15/2023		64,441	63,190
0.25%, 09/30/2023		237,345	227,962
0.25%, 03/15/2024		64,441	60,768
0.38%, 10/31/2023		33,975	32,566
0.38%, 09/15/2024		64,441	59,782
0.38%, 04/30/2025		95,425	86,438
0.50%, 03/15/2023		64,441	63,467
0.50%, 11/30/2023(11)		124,500	119,155
0.50%, 03/31/2025		95,425	87,057
0.50%, 04/30/2027		48,605	41,343
0.50%, 05/31/2027		48,605	41,233
0.63%, 03/31/2027		48,605	41,696
0.75%, 08/31/2026		95,425	83,687
0.88%, 01/31/2024		68,555	65,494
0.88%, 09/30/2026		95,425	83,948
1.13%, 02/29/2028		76,082	65,297
1.13%, 05/15/2040		25,840	16,147

1.13%, 08/15/2040	25,840	16,007
1.25%, 03/31/2028	298,605	257,465
1.25%, 08/15/2031	14,846	11,998
1.38%, 11/15/2031	403,700	328,006
1.38%, 11/15/2040	25,840	16,704
1.38%, 08/15/2050	73,900	42,790
1.50%, 02/15/2030	14,846	12,599
1.63%, 05/15/2031	14,846	12,461
1.75%, 08/15/2041	25,840	17,667
1.88%, 02/28/2027(11)	110,900	100,997
1.88%, 02/15/2032	198,230	167,969
1.88%, 02/15/2051	38,400	25,422
2.00%, 11/15/2041	1,003,137	717,948
2.00%, 08/15/2051	36,035	24,614
2.25%, 08/15/2049	116,300	85,031
2.25%, 02/15/2052	264,765	192,368
2.38%, 02/15/2042	60,090	46,044
2.38%, 05/15/2051	36,035	26,959
2.50%, 02/15/2045	49,400	37,662
2.75%, 07/31/2027	197,600	186,068
2.75%, 08/15/2032	353,540	323,268
2.75%, 11/15/2047	36,285	29,025
2.88%, 05/15/2032	876,308	810,174
3.00%, 05/15/2045	30,000	25,043
3.00%, 02/15/2048	51,835	43,639
3.00%, 08/15/2048	10,405	8,800
3.00%, 02/15/2049	64,740	55,231
3.00%, 08/15/2052	133,804	115,469
3.13%, 08/31/2027	6,320	6,062
3.13%, 05/15/2048	12,780	11,051
3.25%, 05/15/2042	159,565	141,614
3.38%, 08/15/2042	60,530	54,827
3.88%, 09/30/2029	132,300	131,721

Total U.S. Treasury Obligations		5,837,346

Total Government Related (Cost: $7,243,753)		6,306,532

Mortgage-Backed Obligations – 32.10%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,052
4.23%, 08/10/2035, Series 2015-1211, Class B(1)(3)	4,700	4,305
4.28%, 08/10/2035, Series 2015-1211, Class C(1)(3)	4,070	3,648
280 Park Avenue 2017-280P Mortgage Trust
3.59% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,281
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)	12,987	12,318
Alen 2021-ACEN Mortgage Trust
3.97% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,685
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	374	358
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	114	107
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	180	170
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	183	175
Alternative Loan Trust 2005-56
4.54% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,377	3,069
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,486	5,492
Alternative Loan Trust 2006-HY12
3.57%, 08/25/2036, Series 2006-HY12, Class A5(3)	144	131
Alternative Loan Trust 2006-OA17
3.19% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	10,759	8,806
Alternative Loan Trust 2006-OA22
3.50% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	9,496	8,241
Alternative Loan Trust 2006-OA3
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,227	3,737
Alternative Loan Trust 2006-OA7
2.04% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	8,947	7,280
Alternative Loan Trust 2006-OC5
3.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,511	5,562
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,998	7,791
Alternative Loan Trust 2007-HY7C
3.36% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,914	1,716
Alternative Loan Trust 2007-OA2
1.94% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	16,949	14,316
3.34% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,684	7,378
Alternative Loan Trust 2007-OA4
3.42% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,355	1,164
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(3)	676	604
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(3)	2,480	2,151
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(3)	3,099	2,609
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(3)	3,425	2,883
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(3)	7,267	6,024
Angel Oak Mortgage Trust 2022-1
2.88%, 12/25/2066, Series 2022-1, Class A1(1)(4)	7,399	6,394

Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(3)	38,703	34,723
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(3)	216	215
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(3)	3,460	3,393
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	5,814
AREIT 2022-CRE6 Trust
3.53% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/16/2037, Series 2022-CRE6, Class A(1)(2)	9,292	8,878
Ashford Hospitality Trust 2018-ASHF
4.92% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	249
Ashford Hospitality Trust 2018-KEYS
4.27% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,887
Austin Fairmont Hotel Trust 2019-FAIR
4.07% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,074
4.27% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,265
4.62% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,000	9,472
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(1)(3)	5,325	4,798
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
4.17% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,714
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(1)(3)	6,575	5,959
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB(1)(3)	100	32
Banc of America Funding 2015-R7 Trust
1.78% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	285	282
Banc of America Funding 2015-R8 Trust
1.70%, 11/26/2046, Series 2015-R8, Class 1A1(1)(3)	75	75
Banc of America Funding 2015-R9 Trust
3.29% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	4,172	4,115
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,256
BANK 2021-BNK37
2.62%, 11/15/2064, Series 2021-BN37, Class A5(3)	554	450
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(4)	2,167	2,067
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(3)	5,425	4,254
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(1)(3)	2,715	2,457
BBCMS 2017-DELC Mortgage Trust
4.14% (1 Month LIBOR USD + 1.33%, 1.20% Floor), 08/15/2036, Series 2017-DELC, Class C(1)(2)	13,718	13,166
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(3)	710	678
BBCMS Mortgage Trust 2022-C17
4.44%, 09/15/2055, Series 2022-C17, Class A5	280	264
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,787
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	1,086	1,045
BCAP LLC 2014-RR2
2.92% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	10,935	10,503
BDS 2022-FL12 LLC
4.60% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,025
Bear Stearns ALT-A Trust 2005-1
4.21% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,108	6,212
Bear Stearns ARM Trust 2003-3
3.06%, 05/25/2033, Series 2003-3, Class 3A1(3)	360	342
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(3)	485	454
Bear Stearns Mortgage Funding Trust 2007-AR4
3.29% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	9,093	8,389
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(3)	2,050	1,844
Benchmark 2022-B35 Mortgage Trust
4.59%, 05/15/2055, Series 2022-B35, Class A5(3)	1,070	1,012
BFLD 2019-DPLO
4.36% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,475
BFLD Trust 2020-EYP
4.92% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,000	4,724
BFLD Trust 2020-OBRK
4.87% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,194
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(3)	8,591	7,304
BMO 2022-C2 Mortgage Trust
4.97%, 07/15/2054, Series 2022-C2, Class A5(3)	783	767
BOCA Commercial Mortgage Trust 2022-BOCA
4.61% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	807
BPR Trust 2021-NRD
5.05% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2023, Series 2021-NRD, Class B(1)(2)	2,815	2,703
5.35% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2023, Series 2021-NRD, Class C(1)(2)	2,880	2,738
6.65% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2023, Series 2021-NRD, Class D(1)(2)	1,770	1,668
BPR Trust 2022-OANA
4.74% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,637
BPR Trust 2022-STAR
6.08% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,291

Braemar Hotels & Resorts Trust 2018-Prime
3.87% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		3,000	2,858
Brass NO 8 Plc
3.62% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)		560	560
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(3)		4,174	3,826
BX Commercial Mortgage Trust 2019-XL
3.74% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)		15,746	15,509
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D(1)(3)		5,500	4,094
BX Commercial Mortgage Trust 2022-AHP
4.69% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)		13,508	12,955
BX Commercial Mortgage Trust 2022-CSMO
4.96% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)		20,460	20,204
5.99% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)		12,065	11,899
BX Trust 2018-GW
3.62% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485	2,404
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)		7,400	6,164
4.08%, 12/09/2041, Series 2019-OC11, Class E(1)(3)		1,300	989
BX Trust 2021-RISE
4.57% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		13,757	12,758
BX Trust 2022-GPA
4.67% (1 Month Term SOFR + 2.17%, 2.17% Floor), 10/15/2039, Series 2022-GPA, Class A(1)(2)		6,600	6,561
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,412
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(4)		8,260	7,455
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	4,422
Canterbury Finance NO 1 Plc
3.30% (Sterling Overnight Index Average + 1.35%), 05/16/2056, Series 1, Class A2(2)	GBP	5,493	6,132
Capitalsource Real Estate Loan Trust
3.08% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		$2,879	2,868
3.18% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,126
3.28% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	439
Cassia 2022-1 SRL
2.89% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,335
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$5,185	4,223
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,500	2,509
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(3)		308	301
CIM Trust
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(3)		48,000	45,795
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(1)(3)		4,794	4,770
CIM Trust 2018-R6
3.64% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		6,813	6,635
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(3)		12,251	10,921
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(3)		14,856	13,494
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(3)		20,491	18,463
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(3)		12,131	11,085
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(3)		19,780	18,210
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(3)		4,650	4,013
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(4)		6,678	6,293
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(4)		11,498	10,763
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(3)		20,283	17,796
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(3)		9,220	8,556
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(3)		30,607	26,867
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(3)		31,356	27,742
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(3)		24,575	21,055
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(3)		22,510	21,587
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(3)		35,736	33,698
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C(1)(3)		9,030	8,612
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,285
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(3)		1,639	1,552
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(3)		1,220	1,008
Cold Storage Trust 2020-ICE5
4.47% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(18)		3,534	3,414

COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(3)	498	471
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(3)	17,968	15,201
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(3)	26,440	25,314
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(3)	33,319	31,735
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)	4,535	4,512
Comm 2013-CCRE13 Mortgage Trust
5.04%, 11/10/2046, Series 2013-CR13, Class C(3)	7,470	7,150
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,907
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,359
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,832
3.96%, 02/10/2036, Series 2016-787S, Class C(1)(3)	1,000	890
3.96%, 02/10/2036, Series 2016-787S, Class B(1)(3)	1,700	1,541
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,862
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(1)(3)	1,285	1,200
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,628
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	770	724
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(3)	15,607	14,269
Credit Suisse Mortgage Capital Certificates 2019-ICE4
3.80% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	8,943	8,820
CRSNT Trust 2021-MOON
4.02% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,697
4.37% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,158
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(3)	5,670	5,305
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5	840	776
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,141
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,204
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	65	62
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,607
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	338
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,897
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,741	2,480
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,979
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(3)	8,352	8,048
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(3)	2,568	2,460
CSMC 2021-ADV
5.12% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	3,121
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(3)	13,008	10,888
CSMC 2021-RPL11 Trust
3.77%, 10/25/2061, Series 2021-RP11, Class PT(1)(3)	28,019	22,939
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	796
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(1)(3)	9,728	9,049
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(3)	12,000	11,694
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(3)	15,910	13,631
CSMC 2022-NWPT
5.99% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/15/2035, Series 2022-NWPT, Class A(1)(2)	1,867	1,852
CSMC 2022-RPL1 Trust
4.31%, 04/25/2061, Series 2022-RPL1, Class PT(1)(3)	30,989	28,656
CSMC 2022-RPL3 Trust
3.61%, 03/25/2061, Series 2022-RPL3, Class A1(1)(3)	40,759	39,599
CSMC Trust 2013-5R
2.85% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)	533	537
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)	1,194	985
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)	1,315	1,215
DBCG 2017-BBG Mortgage Trust
3.52% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)	2,645	2,576
DBGS 2018-5BP Mortgage Trust
4.32% (1 Month LIBOR USD + 1.50%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)	5,171	4,782
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(1)(3)	2,540	2,305
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)	12,545	10,192

Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(3)		2,195	1,899
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(3)		10,483	9,949
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
3.48% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,898	2,695
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(1)(3)		870	807
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(3)		1,377	1,305
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(3)		845	800
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(3)		3,260	2,999
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(3)		4,525	3,753
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(3)		4,597	3,701
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(3)		15,516	13,066
EOS European Loan Conduit No 35 DAC
1.15% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	152	147
Eurosail-UK 2007-5np Plc
3.00% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	7,603	7,831
Eurosail-UK 2007-6nc Plc
2.93% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		170	182
Extended Stay America Trust 2021-ESH
3.90% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$76,271	73,874
4.52% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2038, Series 2021-ESH, Class C(1)(2)		2,833	2,723
5.07% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,849	1,770
Fannie Mae
1.50%, 10/01/2037(12)		25,799	22,120
1.50%, 10/01/2052(12)		4,009	3,073
2.00%, 10/01/2037(12)		68,315	60,194
2.00%, 10/01/2052(12)		234,461	189,785
2.00%, 11/01/2052(12)		396,641	321,031
2.50%, 10/01/2037(12)		43,918	39,742
2.50%, 10/01/2052(12)		276,616	232,028
2.50%, 11/01/2052(12)		347,994	291,139
3.00%, 10/01/2037(12)		1,776	1,649
3.00%, 11/01/2037(12)		162	150
3.00%, 10/01/2052(12)		192,474	167,490
3.00%, 11/01/2052(12)		30,289	26,347
3.50%, 10/01/2037(12)		896	847
3.50%, 11/01/2037(12)		317	299
3.50%, 10/01/2052(12)		83,821	75,432
3.50%, 11/01/2052(12)		316,904	284,980
4.00%, 10/01/2052(12)		254,576	236,209
4.00%, 11/01/2052(12)		25,632	23,760
4.50%, 10/01/2052(12)		439,150	418,325
4.50%, 11/01/2052(12)		27,784	26,434
5.00%, 10/01/2052(12)		148,756	144,898
5.00%, 11/01/2052(12)		6,759	6,574
Fannie Mae Pool
1.50%, 11/01/2041		39,533	31,641
1.50%, 12/01/2041		20,250	16,138
1.50%, 10/01/2050		5,050	3,887
1.50%, 11/01/2050		4,381	3,372
1.50%, 03/01/2051		5,838	4,489
2.00%, 03/01/2037		3,828	3,377
2.00%, 10/01/2040		6,344	5,318
2.00%, 11/01/2040		19,192	16,085
2.00%, 05/01/2041		6,676	5,594
2.00%, 06/01/2041		26,450	22,163
2.00%, 12/01/2041		3,129	2,619
2.00%, 02/01/2042		1,486	1,242
2.00%, 03/01/2042		14,151	11,827
2.00%, 04/01/2042		2,202	1,841
2.00%, 09/01/2050		2,523	2,057
2.00%, 10/01/2050		4,534	3,697
2.00%, 12/01/2050		1,085	886
2.00%, 12/01/2050		3,451	2,814
2.00%, 02/01/2051		3,763	3,065
2.00%, 03/01/2051		1,237	1,010
2.00%, 03/01/2051		2,255	1,839
2.00%, 04/01/2051		786	641
2.00%, 04/01/2051		1,389	1,133
2.00%, 04/01/2051		2,197	1,790
2.00%, 04/01/2051		2,577	2,103
2.00%, 08/01/2051		7,096	5,773
2.00%, 08/01/2051		9,225	7,500
2.00%, 08/01/2051		10,616	8,631
2.00%, 10/01/2051		44,709	36,339
2.00%, 11/01/2051		1,311	1,067
2.00%, 11/01/2051		1,696	1,383
2.00%, 11/01/2051		3,087	2,513
2.00%, 11/01/2051		4,532	3,693
2.00%, 11/01/2051		5,120	4,168
2.00%, 11/01/2051		5,846	4,749
2.00%, 11/01/2051		25,000	20,294

2.00%, 12/01/2051	780	638
2.00%, 12/01/2051	1,741	1,417
2.00%, 12/01/2051	2,636	2,146
2.00%, 12/01/2051	3,974	3,230
2.00%, 12/01/2051	4,041	3,287
2.00%, 12/01/2051	6,006	4,868
2.00%, 01/01/2052	974	792
2.00%, 01/01/2052	2,874	2,340
2.00%, 01/01/2052	3,139	2,555
2.00%, 01/01/2052	3,638	2,961
2.00%, 01/01/2052	4,885	3,986
2.00%, 01/01/2052	109,671	89,063
2.00%, 02/01/2052	1,857	1,514
2.00%, 02/01/2052	2,213	1,802
2.00%, 02/01/2052	4,232	3,445
2.00%, 02/01/2052	9,393	7,646
2.00%, 02/01/2052	17,988	14,642
2.00%, 02/01/2052	29,423	23,884
2.00%, 03/01/2052	2,337	1,902
2.00%, 03/01/2052	3,358	2,733
2.00%, 03/01/2052	6,151	5,004
2.00%, 04/01/2052	63,382	51,471
2.46%, 04/01/2040	8,775	6,229
2.50%, 11/01/2031	963	891
2.50%, 01/01/2032	811	753
2.50%, 02/01/2035	2,330	2,162
2.50%, 07/01/2050	3,377	2,887
2.50%, 07/01/2050	5,211	4,411
2.50%, 07/01/2050	5,265	4,457
2.50%, 07/01/2050	5,298	4,485
2.50%, 08/01/2050	1,687	1,432
2.50%, 08/01/2050	5,533	4,683
2.50%, 08/01/2050	6,725	5,693
2.50%, 11/01/2050	1,198	1,024
2.50%, 11/01/2050	3,855	3,296
2.50%, 01/01/2051	938	793
2.50%, 02/01/2051	4,732	4,000
2.50%, 02/01/2051	22,063	18,566
2.50%, 02/01/2051	30,488	25,666
2.50%, 09/01/2051	14,315	12,120
2.50%, 11/01/2051	2,461	2,096
2.50%, 12/01/2051	50,312	42,370
2.50%, 01/01/2052	2,729	2,328
2.50%, 01/01/2052	4,407	3,724
2.50%, 01/01/2052	4,564	3,856
2.50%, 01/01/2052	4,776	4,070
2.50%, 01/01/2052	5,817	4,915
2.50%, 01/01/2052	5,813	4,939
2.50%, 01/01/2052	6,549	5,585
2.50%, 01/01/2052	7,243	6,117
2.50%, 01/01/2052	8,779	7,418
2.50%, 02/01/2052	1,012	862
2.50%, 02/01/2052	1,453	1,237
2.50%, 02/01/2052	5,179	4,392
2.50%, 02/01/2052	6,131	5,178
2.50%, 02/01/2052	50,412	42,432
2.50%, 04/01/2052	21,570	18,184
3.00%, 02/01/2030	3,379	3,291
3.00%, 03/01/2030	3,723	3,619
3.00%, 09/01/2030	1,127	1,065
3.00%, 04/01/2031	5,017	4,750
3.00%, 06/01/2032	579	540
3.00%, 09/01/2032	1,150	1,071
3.00%, 10/01/2032	4,254	3,965
3.00%, 12/01/2032	1,205	1,123
3.00%, 12/01/2032	2,624	2,479
3.00%, 10/01/2033	1,069	985
3.00%, 11/01/2033	3,455	3,226
3.00%, 02/01/2034	1,892	1,764
3.00%, 12/01/2034	2,815	2,622
3.00%, 01/01/2035	1,026	955
3.00%, 01/01/2035	1,872	1,744
3.00%, 02/01/2035	1,678	1,562
3.00%, 02/01/2035	2,692	2,510
3.00%, 11/01/2035	4,281	4,050
3.00%, 11/01/2036	816	752
3.00%, 11/01/2036	1,087	1,001
3.00%, 12/01/2036	1,078	986
3.00%, 03/01/2038	868	784
3.00%, 01/01/2043	1,250	1,120
3.00%, 02/01/2043	1,961	1,756
3.00%, 04/01/2043	1,434	1,284
3.00%, 06/01/2043	1,530	1,369
3.00%, 08/01/2043	4,482	4,009
3.00%, 09/01/2043	738	659
3.00%, 07/01/2045	2,910	2,595
3.00%, 05/01/2046	3,568	3,178
3.00%, 07/01/2046	865	770
3.00%, 09/01/2046	2,885	2,587

3.00%, 10/01/2046	1,035	921
3.00%, 11/01/2046	218	194
3.00%, 11/01/2046	775	688
3.00%, 11/01/2046	1,017	904
3.00%, 11/01/2046	1,029	915
3.00%, 11/01/2046	1,086	965
3.00%, 11/01/2046	2,480	2,205
3.00%, 01/01/2047	1,086	964
3.00%, 01/01/2047	7,751	6,877
3.00%, 04/01/2047	1,004	891
3.00%, 04/01/2047	1,278	1,133
3.00%, 06/01/2047	1,435	1,277
3.00%, 08/01/2047	6,402	5,699
3.00%, 11/01/2047	2,475	2,195
3.00%, 04/01/2048	11,528	10,309
3.00%, 09/01/2048	847	755
3.00%, 02/01/2049	1,191	1,061
3.00%, 08/01/2049	1,155	1,031
3.00%, 08/01/2049	23,512	20,628
3.00%, 09/01/2049	15,668	13,863
3.00%, 09/01/2049	19,288	17,018
3.00%, 10/01/2049	31,579	27,807
3.00%, 11/01/2049	23,082	20,362
3.00%, 03/01/2050	1,182	1,036
3.00%, 03/01/2050	7,910	6,948
3.00%, 07/01/2050	2,117	1,858
3.00%, 07/01/2050	26,165	22,978
3.00%, 08/01/2050	1,122	984
3.00%, 08/01/2050	2,096	1,839
3.00%, 10/01/2050	3,664	3,216
3.00%, 04/01/2051	9,338	8,208
3.00%, 03/01/2052	136	119
3.00%, 03/01/2052	278	242
3.00%, 03/01/2052	992	866
3.00%, 03/01/2052	45,238	39,492
3.00%, 04/01/2052	34	30
3.00%, 04/01/2052	273	238
3.00%, 04/01/2052	366	320
3.00%, 04/01/2052	533	465
3.00%, 04/01/2052	2,154	1,879
3.00%, 04/01/2052	2,543	2,222
3.00%, 04/01/2052	7,223	6,306
3.00%, 04/01/2052	72,964	63,653
3.00%, 05/01/2052	398	347
3.00%, 05/01/2052	983	858
3.00%, 05/01/2052	990	863
3.00%, 05/01/2052	994	870
3.00%, 05/01/2052	1,228	1,071
3.00%, 05/01/2052	10,891	9,491
3.00%, 06/01/2052	49	43
3.00%, 06/01/2052	371	324
3.00%, 06/01/2052	480	419
3.00%, 06/01/2052	495	432
3.00%, 06/01/2052	652	569
3.00%, 06/01/2052	713	622
3.00%, 06/01/2052	994	867
3.00%, 06/01/2052	1,090	951
3.00%, 06/01/2052	2,197	1,916
3.00%, 06/01/2052	4,725	4,123
3.00%, 06/01/2052	67,885	59,250
3.00%, 07/01/2052	1,102	961
3.00%, 07/01/2052	2,105	1,837
3.00%, 07/01/2052	2,141	1,868
3.00%, 07/01/2052	46,077	40,189
3.00%, 08/01/2052	16,300	14,222
3.50%, 11/01/2032	773	737
3.50%, 09/01/2033	2,824	2,677
3.50%, 12/01/2033	2,439	2,312
3.50%, 07/01/2034	2,355	2,247
3.50%, 01/01/2038	2,073	1,920
3.50%, 09/01/2042	75	69
3.50%, 12/01/2042	509	469
3.50%, 12/01/2042	748	688
3.50%, 06/01/2043	687	631
3.50%, 06/01/2043	990	911
3.50%, 08/01/2043	51	47
3.50%, 01/01/2044	2,375	2,187
3.50%, 04/01/2045	10	9
3.50%, 06/01/2045	770	707
3.50%, 06/01/2045	954	876
3.50%, 07/01/2045	1,068	979
3.50%, 09/01/2045	1,677	1,541
3.50%, 11/01/2045	2,027	1,859
3.50%, 02/01/2046	3,975	3,645
3.50%, 06/01/2046	1,261	1,158
3.50%, 06/01/2046	1,552	1,427
3.50%, 06/01/2046	1,686	1,550
3.50%, 09/01/2046	1,782	1,638
3.50%, 12/01/2046	657	601

3.50%, 01/01/2047	2,116	1,940
3.50%, 01/01/2047	6,559	6,000
3.50%, 02/01/2047	423	387
3.50%, 07/01/2047	2,883	2,638
3.50%, 08/01/2047	6,224	5,720
3.50%, 11/01/2047	2,990	2,726
3.50%, 12/01/2047	1,276	1,163
3.50%, 12/01/2047	1,633	1,489
3.50%, 12/01/2047	1,842	1,683
3.50%, 12/01/2047	1,993	1,824
3.50%, 01/01/2048	1,886	1,721
3.50%, 01/01/2048	3,692	3,374
3.50%, 01/01/2048	4,847	4,433
3.50%, 02/01/2048	767	706
3.50%, 02/01/2048	4,845	4,422
3.50%, 12/01/2048	10,174	9,309
3.50%, 06/01/2049	5,583	5,087
3.50%, 09/01/2049	2,250	2,050
3.50%, 07/01/2050	4,481	4,091
3.50%, 01/01/2051	13,545	12,344
3.50%, 07/01/2051	3,049	2,756
3.50%, 06/01/2052	4,000	3,607
3.50%, 07/01/2052	380	343
3.50%, 07/01/2052	527	475
3.50%, 07/01/2052	3,000	2,705
3.50%, 07/01/2052	35,838	32,308
3.50%, 08/01/2052	25	23
4.00%, 02/01/2039	93	88
4.00%, 11/01/2040	1,111	1,046
4.00%, 01/01/2042	1,229	1,172
4.00%, 03/01/2042	1,454	1,386
4.00%, 06/01/2042	5,099	4,810
4.00%, 08/01/2042	1,098	1,042
4.00%, 12/01/2043	1,114	1,054
4.00%, 06/01/2045	2,332	2,184
4.00%, 10/01/2045	1,066	1,008
4.00%, 12/01/2045	1,892	1,794
4.00%, 03/01/2046	5,278	5,019
4.00%, 09/01/2046	580	546
4.00%, 12/01/2046	2,050	1,943
4.00%, 02/01/2047	951	903
4.00%, 02/01/2047	1,564	1,485
4.00%, 03/01/2047	667	630
4.00%, 04/01/2047	166	157
4.00%, 04/01/2047	672	637
4.00%, 05/01/2047	15	14
4.00%, 05/01/2047	730	692
4.00%, 06/01/2047	709	669
4.00%, 07/01/2047	676	640
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	744	702
4.00%, 08/01/2047	1,049	996
4.00%, 08/01/2047	6,059	5,731
4.00%, 09/01/2047	116	110
4.00%, 10/01/2047	3,300	3,125
4.00%, 01/01/2048	46	43
4.00%, 03/01/2048	118	110
4.00%, 04/01/2048	60	56
4.00%, 04/01/2048	208	197
4.00%, 05/01/2048	235	222
4.00%, 06/01/2048	3,690	3,494
4.00%, 07/01/2048	162	152
4.00%, 07/01/2048	172	162
4.00%, 07/01/2048	2,803	2,644
4.00%, 08/01/2048	10	10
4.00%, 08/01/2048	47	45
4.00%, 08/01/2048	197	186
4.00%, 09/01/2048	17	16
4.00%, 09/01/2048	76	72
4.00%, 09/01/2048	108	102
4.00%, 09/01/2048	1,204	1,137
4.00%, 09/01/2048	11,046	10,435
4.00%, 10/01/2048	500	473
4.00%, 11/01/2048	26	24
4.00%, 11/01/2048	204	193
4.00%, 12/01/2048	70	66
4.00%, 12/01/2048	157	147
4.00%, 12/01/2048	614	579
4.00%, 01/01/2049	3,064	2,894
4.00%, 02/01/2049	2,668	2,519
4.00%, 03/01/2049	351	331
4.00%, 03/01/2049	11,060	10,455
4.00%, 06/01/2049	15,475	14,533
4.00%, 08/01/2049	97	91
4.00%, 09/01/2049	4,603	4,353
4.00%, 10/01/2049	87	82
4.00%, 11/01/2049	369	348
4.00%, 11/01/2049	717	672
4.00%, 12/01/2049	349	328

4.00%, 12/01/2049		575	540
4.00%, 02/01/2050		4,467	4,215
4.00%, 03/01/2050		2,054	1,923
4.00%, 03/01/2050		5,021	4,718
4.00%, 04/01/2050		137	128
4.00%, 04/01/2050		886	831
4.00%, 05/01/2050		694	650
4.00%, 05/01/2050		1,899	1,795
4.00%, 06/01/2050		2,592	2,429
4.00%, 08/01/2050		834	781
4.00%, 08/01/2050		65,024	60,879
4.00%, 11/01/2050		58	55
4.00%, 11/01/2050		191	179
4.00%, 01/01/2051		241	225
4.00%, 01/01/2051		9,711	9,144
4.00%, 03/01/2051		1,252	1,179
4.00%, 03/01/2051		10,991	10,329
4.00%, 05/01/2051		25,005	23,424
4.00%, 10/01/2051		25,730	24,144
4.00%, 05/01/2052		3,954	3,675
4.50%, 11/01/2035		143	140
4.50%, 11/01/2040		937	918
4.50%, 05/01/2041		1,509	1,475
4.50%, 05/01/2041		2,536	2,480
4.50%, 06/01/2045		162	158
4.50%, 02/01/2046		900	882
4.50%, 03/01/2046		740	712
4.50%, 09/01/2046		1,221	1,196
4.50%, 02/01/2047		3,559	3,487
4.50%, 05/01/2047		2,083	2,041
4.50%, 11/01/2047		1,361	1,320
4.50%, 04/01/2048		763	735
4.50%, 05/01/2048		2,026	1,955
4.50%, 05/01/2048		4,879	4,711
4.50%, 08/01/2048		452	437
4.50%, 08/01/2048		3,314	3,202
4.50%, 09/01/2048		1,123	1,084
4.50%, 11/01/2048		594	572
4.50%, 12/01/2048		1,444	1,396
4.50%, 05/01/2049		2,371	2,292
4.50%, 09/01/2049		5,118	4,968
4.50%, 01/01/2050		3,007	2,874
5.00%, 11/01/2044		1,563	1,575
5.50%, 05/01/2034		863	889
5.50%, 12/01/2039		153	157
5.50%, 03/01/2040		946	975
5.50%, 06/01/2041		137	141
5.50%, 02/01/2042		564	580
5.50%, 10/01/2043		267	275
5.50%, 05/01/2044		3,457	3,568
6.00%, 07/01/2041		3,188	3,349
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		388	355
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,401	2,188
3.50%, 01/25/2047, Series 2018-55, Class PA		2,791	2,714
3.50%, 06/25/2047, Series 2018-38, Class PA		3,366	3,224
3.58% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		2,070	2,049
4.00%, 05/25/2047, Series 2018-86, Class JA		1,066	1,038
Flagstar Mortgage Trust 2017-2
4.04%, 10/25/2047, Series 2017-2, Class B1(1)(3)		1,217	1,094
Flagstar Mortgage Trust 2020-1NV
3.93% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		817	770
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(3)		3,925	3,083
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(3)		5,677	4,508
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	6,981
Formentera Issuer Plc
2.57% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	26,352	29,000
Freddie Mac Gold Pool
2.50%, 02/01/2032		$4,440	4,123
3.00%, 03/01/2031		287	271
3.00%, 12/01/2032		965	900
3.00%, 06/01/2033		394	368
3.00%, 02/01/2038		1,263	1,142
3.00%, 04/01/2046		62	55
3.00%, 06/01/2046		2,280	2,033
3.00%, 08/01/2046		2,814	2,506
3.00%, 09/01/2046		8,539	7,602
3.00%, 10/01/2046		2,744	2,448
3.00%, 11/01/2046		3,060	2,714
3.00%, 12/01/2046		2,080	1,852
3.00%, 01/01/2047		3,813	3,388
3.00%, 02/01/2047		3,799	3,374
3.00%, 03/01/2047		2,251	1,999
3.00%, 04/01/2047		1,379	1,224
3.50%, 05/01/2033		197	187
3.50%, 08/01/2033		1,596	1,515
3.50%, 08/01/2033		4,638	4,404

3.50%, 11/01/2033	2,974	2,823
3.50%, 07/01/2043	177	163
3.50%, 10/01/2045	5,196	4,777
3.50%, 06/01/2046	1,999	1,827
3.50%, 08/01/2046	3,140	2,904
3.50%, 08/01/2046	9,403	8,646
3.50%, 11/01/2046	767	705
3.50%, 02/01/2047	374	343
3.50%, 04/01/2047	1,465	1,342
3.50%, 04/01/2047	7,260	6,663
3.50%, 09/01/2047	5,038	4,607
3.50%, 10/01/2047	1,097	1,005
3.50%, 11/01/2047	745	682
3.50%, 11/01/2047	1,216	1,112
3.50%, 12/01/2047	16,941	15,514
3.50%, 01/01/2048	891	816
3.50%, 01/01/2048	11,860	10,932
3.50%, 02/01/2048	791	723
3.50%, 03/01/2048	13,837	12,654
3.50%, 03/01/2048	14,754	13,494
3.50%, 03/01/2048	17,802	16,346
4.00%, 01/01/2045	882	839
4.00%, 12/01/2045	1,790	1,707
4.00%, 03/01/2048	4,163	3,942
4.00%, 07/01/2048	4,538	4,294
4.00%, 11/01/2048	17,767	16,813
4.50%, 05/01/2044	158	154
4.50%, 06/01/2045	402	394
4.50%, 02/01/2046	421	413
4.50%, 05/01/2046	447	438
4.50%, 06/01/2046	441	432
4.50%, 02/01/2047	370	362
4.50%, 12/01/2047	1,148	1,112
4.50%, 10/01/2048	2,687	2,599
5.00%, 07/01/2048	572	566
5.00%, 08/01/2048	250	247
5.00%, 09/01/2048	180	178
5.00%, 10/01/2048	759	750
5.00%, 11/01/2048	1,166	1,152
5.50%, 08/01/2041	3,273	3,379
8.00%, 04/01/2032	120	129
Freddie Mac Multifamily Structured Pass-Through Certificates
0.91%, 01/25/2031, Series KLU1, Class X1(3)	249,438	5,828
1.05%, 04/25/2034, Series K-1512, Class X1(3)	18,881	1,287
3.02%, 12/25/2047, Series Q010, Class APT2(3)	164	162
3.10%, 10/25/2046, Series Q010, Class APT3(3)	202	193
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,105
Freddie Mac Multifamily WI Certificates Series WI-K151
3.80%, 12/25/2032, Series K151, Class A2	2,072	1,933
Freddie Mac Pool
1.50%, 08/01/2050	1,929	1,482
1.50%, 10/01/2050	4,825	3,706
2.00%, 02/01/2036	3,840	3,388
2.00%, 09/01/2040	10,104	8,494
2.00%, 10/01/2040	7,931	6,643
2.00%, 02/01/2042	906	757
2.00%, 03/01/2042	3,342	2,793
2.00%, 04/01/2042	943	788
2.00%, 08/01/2050	710	579
2.00%, 11/01/2050	1,261	1,029
2.00%, 02/01/2051	39,359	32,058
2.00%, 03/01/2051	7,903	6,433
2.00%, 04/01/2051	4,154	3,390
2.00%, 04/01/2051	82,105	66,822
2.00%, 05/01/2051	2,247	1,834
2.00%, 07/01/2051	9,024	7,383
2.00%, 09/01/2051	510	415
2.00%, 09/01/2051	2,580	2,098
2.00%, 10/01/2051	677	550
2.00%, 10/01/2051	8,394	6,820
2.00%, 12/01/2051	418	341
2.00%, 12/01/2051	1,027	836
2.00%, 12/01/2051	2,188	1,781
2.00%, 12/01/2051	2,771	2,256
2.00%, 12/01/2051	4,966	4,034
2.00%, 01/01/2052	4,813	3,927
2.00%, 01/01/2052	6,474	5,270
2.00%, 01/01/2052	20,749	16,914
2.00%, 02/01/2052	273	222
2.00%, 02/01/2052	907	737
2.00%, 02/01/2052	2,404	1,957
2.50%, 07/01/2050	942	797
2.50%, 02/01/2051	7,980	6,787
2.50%, 05/01/2051	4,672	3,997
2.50%, 05/01/2051	20,998	17,768
2.50%, 11/01/2051	4,470	3,814
2.50%, 11/01/2051	20,194	17,090
2.50%, 12/01/2051	11,373	9,614
2.50%, 01/01/2052	13,647	11,537

2.50%, 01/01/2052	38,754	32,616
2.50%, 01/01/2052	52,064	44,027
2.50%, 02/01/2052	81,035	68,190
2.50%, 04/01/2052	12,299	10,392
2.50%, 04/01/2052	21,264	17,886
2.50%, 05/01/2052	49,470	41,556
3.00%, 05/01/2031	3,867	3,661
3.00%, 11/01/2034	981	914
3.00%, 09/01/2046	7,290	6,508
3.00%, 05/01/2047	2,976	2,650
3.00%, 09/01/2049	1,321	1,179
3.00%, 11/01/2049	9,142	8,086
3.00%, 01/01/2050	7,116	6,262
3.00%, 01/01/2050	27,733	24,453
3.00%, 02/01/2050	3,500	3,030
3.00%, 02/01/2050	7,722	6,831
3.00%, 04/01/2050	5,414	4,776
3.00%, 07/01/2050	23,484	20,633
3.00%, 08/01/2050	4,829	4,240
3.00%, 12/01/2050	8,239	7,244
3.00%, 01/01/2052	44	39
3.00%, 02/01/2052	77	67
3.00%, 03/01/2052	982	857
3.00%, 03/01/2052	70,063	61,218
3.00%, 04/01/2052	50	43
3.00%, 04/01/2052	464	405
3.00%, 04/01/2052	901	786
3.00%, 04/01/2052	995	868
3.00%, 04/01/2052	994	869
3.00%, 04/01/2052	31,084	27,088
3.00%, 05/01/2052	34	30
3.00%, 05/01/2052	983	857
3.00%, 05/01/2052	1,493	1,302
3.00%, 05/01/2052	5,459	4,763
3.00%, 06/01/2052	41	36
3.00%, 06/01/2052	299	261
3.00%, 06/01/2052	1,067	931
3.00%, 06/01/2052	1,195	1,042
3.00%, 06/01/2052	1,471	1,284
3.00%, 06/01/2052	13,906	12,146
3.00%, 06/01/2052	57,266	49,952
3.00%, 07/01/2052	45	39
3.00%, 07/01/2052	1,096	957
3.00%, 07/01/2052	2,295	2,003
3.00%, 07/01/2052	3,294	2,873
3.00%, 07/01/2052	264,034	230,257
3.00%, 08/01/2052	6,658	5,807
3.50%, 06/01/2033	3,716	3,524
3.50%, 06/01/2042	30	28
3.50%, 06/01/2046	321	295
3.50%, 11/01/2047	13,694	12,509
3.50%, 12/01/2047	163	149
3.50%, 03/01/2048	3,722	3,400
3.50%, 08/01/2049	2,378	2,163
3.50%, 01/01/2050	453	412
3.50%, 11/01/2050	2,271	2,066
3.50%, 02/01/2052	24	22
3.50%, 05/01/2052	1,000	902
3.50%, 05/01/2052	35,704	32,192
3.50%, 06/01/2052	947	853
3.50%, 06/01/2052	3,000	2,705
3.50%, 06/01/2052	5,000	4,508
3.50%, 06/01/2052	36,926	33,278
3.50%, 07/01/2052	3,000	2,702
3.50%, 07/01/2052	39,567	35,683
3.50%, 08/01/2052	31,587	28,480
3.50%, 08/01/2052	41,448	37,361
4.00%, 08/01/2038	357	332
4.00%, 05/01/2047	190	180
4.00%, 04/01/2048	210	199
4.00%, 07/01/2048	10	10
4.00%, 07/01/2048	235	222
4.00%, 07/01/2048	634	600
4.00%, 11/01/2048	319	301
4.00%, 12/01/2048	278	262
4.00%, 12/01/2049	1,685	1,583
4.00%, 01/01/2050	2,131	1,995
4.00%, 02/01/2050	1,425	1,341
4.00%, 03/01/2050	61	57
4.00%, 03/01/2050	170	160
4.00%, 03/01/2050	5,175	4,903
4.00%, 05/01/2050	32	29
4.00%, 05/01/2050	71	67
4.00%, 06/01/2050	95	89
4.00%, 06/01/2050	607	567
4.00%, 05/01/2051	232	216
4.00%, 09/01/2051	57	53
4.00%, 07/01/2052	8,499	7,896
4.50%, 08/01/2052	25,235	24,108

5.00%, 12/01/2041	617	610
5.00%, 03/01/2042	174	179
5.00%, 10/01/2052	57,075	55,658
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	828	755
3.00%, 04/15/2049, Series 4879, Class BC	2,269	2,070
Freddie Mac STACR REMIC Trust 2021-DNA3
4.38% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	7,025	6,691
Freddie Mac STACR REMIC Trust 2021-DNA5
3.93% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,226	3,146
Freddie Mac STACR REMIC Trust 2021-DNA6
3.78% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	9,100	8,258
Freddie Mac STACR REMIC Trust 2021-HQA1
2.98% (30-day Average SOFR + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	1,646	1,639
Freddie Mac STACR REMIC Trust 2021-HQA3
3.13% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	8,420	8,119
Freddie Mac STACR REMIC Trust 2022-DNA7
7.38% (30-day Average SOFR + 5.00%), 09/25/2042, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,180
Freddie Mac STACR Trust 2018-DNA2
4.03% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	4,604	4,544
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	40,925	36,938
Freddie Mac Structured Agency Credit Risk Debt Notes
3.08% (30-day Average SOFR + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	1,347	1,339
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(3)	1,140	1,097
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B(1)(3)	5,440	5,087
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(1)(3)	2,800	2,494
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(1)(3)	2,895	2,575
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(3)	415	393
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(3)	420	407
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(3)	3,161	3,080
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(3)	2,008	1,894
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(4)	2,190	2,123
GCT Commercial Mortgage Trust 2021-GCT
4.52% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,852
Ginnie Mae
2.00%, 10/01/2052(12)	48,710	40,555
2.50%, 10/01/2052(12)	125,295	107,643
3.00%, 07/20/2049, Series 2019-90, Class HE	210	194
3.00%, 09/20/2049, Series 2019-119, Class JE	1,404	1,292
3.00%, 10/01/2052(12)	57,966	51,221
3.00%, 11/01/2052(12)	22,893	20,217
3.50%, 08/20/2048, Series 2018-115, Class DE	2,489	2,366
3.50%, 09/20/2048, Series 2018-124, Class NW	1,909	1,803
3.50%, 12/20/2048, Series 2019-44, Class CA	56	54
3.50%, 10/01/2052(12)	22,438	20,407
3.50%, 11/01/2052(12)	16,456	14,955
4.00%, 10/01/2052(12)	55,578	51,898
4.00%, 11/01/2052(12)	7,126	6,649
4.50%, 10/01/2052(12)	9,738	9,321
4.50%, 11/01/2052(12)	2,320	2,218
5.00%, 11/01/2042(12)	2,601	2,542
Ginnie Mae I Pool
4.50%, 05/15/2041	273	264
5.00%, 09/15/2041	108	110
5.00%, 07/15/2044	85	85
7.50%, 08/15/2033	99	103
Ginnie Mae II Pool
2.00%, 08/20/2050	14,679	12,325
2.00%, 11/20/2050	10,354	8,692
2.00%, 01/20/2051	23,528	19,749
2.00%, 02/20/2051	1,745	1,465
2.50%, 04/20/2051	3,522	3,039
2.50%, 10/20/2051	56,248	48,507
2.50%, 12/20/2051	36,514	31,485
3.00%, 02/20/2043	1,263	1,127
3.00%, 06/20/2045	13,459	12,100
3.00%, 10/20/2045	2,656	2,388
3.00%, 05/20/2046	4,231	3,803
3.00%, 07/20/2046	5,168	4,643
3.00%, 10/20/2046	805	721
3.00%, 12/20/2046	1,974	1,772
3.00%, 03/20/2047	531	476
3.00%, 09/20/2047	5,285	4,736
3.00%, 11/20/2047	1,837	1,651
3.00%, 01/20/2048	2,332	2,089
3.00%, 10/20/2049	4,776	4,200
3.00%, 03/20/2050	2,307	2,027
3.00%, 04/20/2050	129	113
3.00%, 04/20/2051	12,237	10,873

3.00%, 07/20/2051		23,697	21,107
3.50%, 06/20/2043		837	776
3.50%, 07/20/2043		843	782
3.50%, 01/20/2045		1,059	970
3.50%, 12/20/2045		983	906
3.50%, 01/20/2046		678	628
3.50%, 03/20/2046		7,407	6,848
3.50%, 04/20/2046		2,466	2,279
3.50%, 05/20/2046		1,131	1,046
3.50%, 06/20/2046		1,597	1,476
3.50%, 12/20/2046		1,688	1,560
3.50%, 01/20/2047		2,049	1,896
3.50%, 04/20/2047		2,735	2,520
3.50%, 05/20/2047		120	111
3.50%, 06/20/2047		7,187	6,636
3.50%, 07/20/2047		2,087	1,926
3.50%, 08/20/2047		1,849	1,706
3.50%, 09/20/2047		4,706	4,360
3.50%, 10/20/2047		375	346
3.50%, 11/20/2047		6,449	5,938
3.50%, 12/20/2047		4,277	3,943
3.50%, 01/20/2048		2,950	2,717
3.50%, 02/20/2048		1,474	1,351
3.50%, 02/20/2048		4,221	3,867
3.50%, 02/20/2048		6,733	6,192
3.50%, 04/20/2048		11,904	10,966
3.50%, 05/20/2048		3,357	3,093
3.50%, 06/20/2049		223	201
3.50%, 07/20/2049		1,380	1,236
3.50%, 03/20/2050		566	519
3.50%, 02/20/2051		10,355	9,513
3.50%, 08/20/2051		9,747	8,887
4.00%, 09/20/2045		728	692
4.00%, 03/20/2047		537	510
4.00%, 04/20/2047		1,116	1,059
4.00%, 05/20/2047		878	833
4.00%, 06/20/2047		1,000	949
4.00%, 09/20/2047		1,393	1,326
4.00%, 11/20/2047		987	937
4.00%, 12/20/2047		945	897
4.00%, 01/20/2048		1,289	1,223
4.00%, 06/20/2048		5,019	4,738
4.00%, 08/20/2048		1,870	1,771
4.00%, 09/20/2048		1,074	1,013
4.00%, 10/20/2048		419	396
4.00%, 10/20/2050		8,975	8,451
4.50%, 07/20/2045		1,587	1,572
4.50%, 09/20/2046		1,995	1,931
4.50%, 01/20/2047		1,277	1,262
4.50%, 05/20/2047		2,132	2,080
4.50%, 06/20/2047		2,908	2,815
4.50%, 08/20/2047		846	823
4.50%, 09/20/2047		843	822
4.50%, 08/20/2048		3,515	3,413
4.50%, 09/20/2048		386	375
5.00%, 12/20/2044		151	154
5.00%, 06/20/2047		1,541	1,534
5.00%, 09/20/2047		860	856
5.00%, 12/20/2047		622	620
5.00%, 01/20/2048		766	761
5.00%, 02/20/2048		586	587
5.00%, 08/20/2048		1,287	1,266
5.00%, 10/20/2048		1,122	1,106
5.50%, 05/20/2048		1,077	1,107
5.50%, 11/20/2048		655	669
5.50%, 03/20/2049		838	854
Government National Mortgage Association
1.25%, 01/16/2061, Series 2021-31, Class B		9,900	7,407
1.25%, 09/16/2062, Series 2020-193, Class AC		4,776	3,831
1.34%, 06/16/2063, Series 2021-14, Class AB		5,742	4,422
1.40%, 06/16/2063, Series 2021-21, Class AH		9,467	7,368
1.50%, 06/16/2063, Series 2021-2, Class AH		13,483	10,670
Great Wolf Trust 2019-WOLF
3.85% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,209
Grifonas Finance No 1 Plc
1.26% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	3,165	2,968
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class A(1)(3)		$3,430	3,128
3.67%, 03/05/2033, Series 2013-PEMB, Class D(1)(3)		5,150	4,001
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,989
GS Mortgage Securities Corp. Trust 2021-DM
3.70% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		9,830	9,436
GS Mortgage Securities Corp. Trust 2021-STAR
3.77% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,890
GS Mortgage Securities Corp. Trust 2022-ECI
5.04% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,725
GS Mortgage Securities Corp. Trust 2022-SHIP
3.58% (1 Month Term SOFR + 0.73%, 0.73% Floor), 08/15/2036, Series 2022-SHIP, Class A(1)(2)		1,914	1,882

GS Mortgage Securities Corp. Trust 2022-SROA
5.25% (1 Month Term SOFR + 2.65%, 2.70% Floor), 07/12/2024, Series 2022-SROA, Class A(1)(2)		2,074	2,074
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(1)(3)		266	113
GS Mortgage Securities Trust 2013-G1
3.77%, 04/10/2031, Series 2013-G1, Class B(1)(3)		3,560	3,453
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(3)		7,561	7,401
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		12,558	12,336
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,249
4.89%, 01/10/2047, Series 2014-GC18, Class B(3)		9,523	8,729
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(3)		16,751	14,335
GS Mortgage-Backed Securities Trust 2020-INV1
2.94%, 10/25/2050, Series 2020-INV1, Class A14(1)(3)		3,956	3,288
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(3)		5,879	4,612
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(3)		3,654	2,865
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(3)		10,920	9,389
HarborView Mortgage Loan Trust 2005-9
3.89% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		5,021	4,578
HarborView Mortgage Loan Trust 2006-10
3.19% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,307	6,008
HarborView Mortgage Loan Trust 2006-12
3.20% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		25,496	21,498
HarborView Mortgage Loan Trust 2006-7
3.39% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,538	2,303
HarborView Mortgage Loan Trust 2007-6
3.19% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		6,240	5,318
Harbour
2.58% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	846	935
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(3)		$3,360	3,198
Hawaii Hotel Trust 2019-MAUI
4.27% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,109
Hilton Orlando Trust 2018-ORL
4.02% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		350	336
4.27% (1 Month LIBOR USD + 1.45%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,334
HIT Trust 2022-HI32
5.24% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		390	385
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(1)(3)		213	211
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(4)		2,142	2,078
HPLY Trust 2019-HIT
4.42% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,603	7,259
HSI Asset Securitization Corp. Trust 2005-NC1
4.04% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	6,138
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,087
ILPT Commercial Mortgage Trust 2022-LPF2
4.50% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		3,330	3,320
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	6,897
Impac CMB Trust Series 2004-7
3.72% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,964	1,909
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(3)		2,997	2,354
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,071
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.45%, 08/25/2036, Series 2006-AR19, Class 5A2(3)		14,439	11,354
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.23%, 08/25/2037, Series 2007-AR15, Class 1A1(3)		3,212	2,497
INTOWN 2022-STAY Mortgage Trust
5.33% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2037, Series 2022-STAY, Class A(1)(2)		1,920	1,898
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.47%, 12/15/2047, Series 2012-LC9, Class D(1)(3)		215	203
4.47%, 12/15/2047, Series 2012-LC9, Class C(1)(3)		6,150	6,070
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,761
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
3.77% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		7,500	7,338
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	948
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	9,772
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	6,908
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
4.12% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,874
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
4.78% (1 Month LIBOR USD + 1.97%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,134
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
4.12% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	950
4.52% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,028
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
5.13% (1 Month Term SOFR + 2.18%, 2.18% Floor), 08/15/2039, Series 2022-NXSS, Class A(1)(2)		2,703	2,676

JP Morgan Mortgage Trust 2019-7
3.03%, 02/25/2050, Series 2019-7, Class B2A(1)(3)		5,118	4,058
JP Morgan Mortgage Trust 2019-INV1
4.97%, 10/25/2049, Series 2019-INV1, Class B3(1)(3)		1,502	1,287
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(3)		913	826
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(3)		1,069	972
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(3)		3,152	2,702
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(3)		895	806
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(3)		1,354	1,160
JP Morgan Mortgage Trust 2020-LTV1
3.25%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(3)		4,718	3,951
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(3)		39,333	31,234
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(3)		18,263	14,503
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(3)		7,559	6,244
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(3)		6,845	5,675
JP Morgan Trust 2015-1
3.41%, 12/25/2044, Series 2015-1, Class B4(1)(3)		1,126	1,076
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		69	67
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780	2,674
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		4,397	4,194
JPMBB Commercial Mortgage Securities Trust 2015-C32
3.60%, 11/15/2048, Series 2015-C32, Class A5		2,965	2,788
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(3)		4,990	4,557
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,601
Kinbane 2022-RPL 1 DAC
1.53% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	18,200	17,254
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(1)(3)		$695	695
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(4)		4,246	4,242
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(4)		3,067	3,047
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(4)		818	798
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(4)		1,960	1,906
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)		4,644	4,308
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		9,421	8,580
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		8,315	7,600
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		7,809	7,154
Lehman XS Trust Series 2005-5N
3.44% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,179
Life 2021-BMR Mortgage Trust
5.17% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,011
5.77% (1 Month LIBOR USD + 2.95%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,374
Ludgate Funding Plc
2.29% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	496	532
LUXE Trust 2021-MLBH
4.52% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2038, Series 2021-MLBH, Class C(1)(2)		$15,500	14,796
Mansard Mortgages 2007-1 Plc
1.95% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	4,702	5,069
2.07% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		4,547	4,687
Med Trust 2021-MDLN
4.62% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		$4,140	3,943
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(3)		9,621	7,640
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.64%, 04/25/2029, Series 2004-HB1, Class A3(3)		318	292
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(3)		7,321	6,902
MF1 2021-W10X
3.92% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,070
MF1 Multifamily Housing Mortgage Loan Trust
4.16% (1 Month Term SOFR + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,584
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(3)		2,886	2,342
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(4)		21,721	21,486
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)		32,723	29,797
MHC Commercial Mortgage Trust 2021-MHC
4.17% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,500	3,325

MHC Trust 2021-MHC2
4.77% (1 Month LIBOR USD + 1.95%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		2,050	1,927
5.22% (1 Month LIBOR USD + 2.40%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		3,000	2,774
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(3)		69	68
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(3)		1,599	1,550
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(3)		494	469
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(3)		1,077	1,035
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(1)(3)		1,167	1,102
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(3)		1,188	1,040
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(3)		2,673	2,559
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(3)		1,115	966
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(3)		7,176	6,855
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(3)		1,000	823
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.50%, 08/15/2046, Series 2013-C11, Class B(3)		1,563	1,069
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.91%, 10/15/2046, Series 2013-C12, Class C(3)		900	851
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,892
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	948
4.46%, 08/15/2047, Series 2014-C17, Class B(3)		122	117
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,738
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	2,930
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(1)(3)		1,415	1,129
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030	3,767
Morgan Stanley Capital I Trust 2018-SUN
4.22% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,579
Morgan Stanley Capital I Trust 2021-230P
4.62% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2023, Series 2021-230P, Class C(1)(2)		9,974	9,592
Morgan Stanley Resecuritization Trust 2013-R7
2.98% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		56	56
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,653
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		766	731
MSCG Trust 2018-SELF
3.72% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110	4,027
New Orleans Hotel Trust 2019-HNLA
3.81% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,761
4.11% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,088
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(3)		1,028	932
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(3)		20,425	19,126
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(3)		8,812	7,372
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(3)		1,142	1,035
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(3)		6,223	5,351
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(3)		1,143	995
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(3)		1,404	1,221
Newgate Funding Plc
1.86% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	7,091	7,580
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(3)		$20,933	18,896
NYO Commercial Mortgage Trust 2021-1290
3.91% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	10,217
OBX 2018-EXP1 Trust
3.93% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		199	197
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(3)		273	251
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(3)		817	743
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(3)		524	484
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(3)		1,166	1,044
3.83% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		249	240
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(3)		2,767	2,473
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(3)		2,170	1,964
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(3)		1,288	1,172

OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(3)		4,417	3,524
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(3)		2,509	2,011
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1(1)(4)		1,451	1,405
ONE 2021-PARK Mortgage Trust
3.92% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	2,046
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	6,071
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	9,287
PFP 2022-9 Ltd.
5.32% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		2,250	2,242
Precise Mortgage Funding 2018-2B Plc
2.90% (Sterling Overnight Index Average + 0.80%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	2,187	2,437
Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(3)		$35,000	33,278
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(3)		556	459
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(3)		306	285
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(3)		2,210	2,154
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(4)		2,390	2,296
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(3)		5,672	5,262
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(4)		6,313	5,698
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(3)		2,532	2,365
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(4)		5,423	4,938
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(4)		22,543	20,741
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(3)		4,928	4,499
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(4)		37,283	34,703
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(3)		11,498	10,913
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(4)		15,020	14,885
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,729	2,155
RALI Series 2007-QH8 Trust
1.78%, 10/25/2037, Series 2007-QH8, Class A(3)		817	730
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		14,726	11,960
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(3)		16,258	12,910
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(1)(3)		6,870	6,634
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(3)		15,914	12,637
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(3)		9,830	7,806
Ready Capital Mortgage Financing 2022-FL9 LLC
5.53% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		770	759
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(3)	CAD	7,496	5,293
Residential Mortgage Securities 32 Plc
3.40% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,329	1,478
4.04% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	5,511
RESIMAC Bastille Trust Series 2018-1NC
3.48% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$285	285
RIAL 2022-FL8 Issuer Ltd.
5.27% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		5,488	5,409
Ripon Mortgages Plc
2.73% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	45,957	50,550
Sequoia Mortgage Trust 2003-2
3.65% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		$260	251
Sequoia Mortgage Trust 2004-9
4.78% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		784	702
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(3)		486	452
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(3)		615	584
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(3)		202	189
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(3)		230	215
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(3)		61	56
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(3)		160	151
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(3)		206	202
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(3)		86	85
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(3)		510	502

Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(3)		48	48
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(1)(3)		104	102
SFO Commercial Mortgage Trust 2021-555
3.97% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,655
4.62% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	6,107
SG Residential Mortgage Trust 2022-2
5.35%, 09/25/2067, Series 2022-2, Class A1(1)(4)		457	443
SLM Student Loan Trust 2008-9
4.28% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		5,396	5,353
SMRT 2022-MINI
4.80% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,000	937
Southern Pacific Securities 06-1 Plc
2.52% (Sterling Overnight Index Average + 0.42%), 03/10/2044, Series 2006-1X, Class B1C(2)	GBP	107	119
SREIT Trust 2021-MFP2
3.64% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		$5,000	4,787
STACR Trust 2018-DNA3
3.98% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		2,750	2,716
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,385
Stratton Mortgage Funding
2.59% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	15,217	16,879
STWD 2021-LIH Mortgage Trust
4.77% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,201
5.72% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,328
STWD Trust 2021-FLWR
4.74% (1 Month LIBOR USD + 1.92%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	8,624
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(1)(3)		246	245
Taubman Centers Commercial Mortgage Trust 2022-DPM
5.03% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,324
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(4)		7,160	6,793
Towd Point Mortgage Funding
2.59% (Sterling Overnight Index Average + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	70,843	79,067
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
2.90% (Sterling Overnight Index Average + 0.92%, 0.80% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,687	1,876
Towd Point Mortgage Funding 2019 - Granite4 Plc
2.83% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		16,330	18,158
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(3)		$100	99
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(3)		231	230
Towd Point Mortgage Trust 2016-1
3.00%, 02/25/2055, Series 2016-1, Class A3B(1)(3)		3	3
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(3)		62	61
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(3)		6,315	5,874
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(3)		30	30
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(3)		320	305
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(3)		3,873	3,319
Towd Point Mortgage Trust 2017-5
3.28% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)		3,310	3,213
3.68% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		147	145
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(3)		3,259	3,126
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(3)		1,015	844
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(3)		2,250	1,813
Towd Point Mortgage Trust 2019-1
3.69%, 03/25/2058, Series 2019-1, Class A1(1)(3)		5,852	5,506
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(3)		9,810	8,077
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(3)		58,985	55,536
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(3)		1,155	959
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(3)		575	489
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(3)		310	249
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(3)		39,267	36,502
Trinity Square 2021-1 Plc
3.59% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	12,578
3.89% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	3,604
4.19% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,582
4.94% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,236
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(3)		$4,140	3,547
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(3)		11,323	10,054
Twin Bridges 2018-1 Plc
3.10% (Sterling Overnight Index Average + 1.00%), 09/12/2050, Series 2018-1, Class A(2)	GBP	3,736	4,167
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.87%, 05/10/2063, Series 2012-C2, Class E(1)(3)		$3,235	109
4.87%, 05/10/2063, Series 2012-C2, Class D(1)(3)		1,135	329

Uropa Securities Plc
0.06% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)(8)	EUR	1,785	1,663
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(3)		$6,199	4,822
VASA Trust 2021-VASA
4.07% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	13,250
4.57% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	11,290
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(4)		781	759
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(4)		916	891
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(4)		1,592	1,547
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(3)		2,063	2,029
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(3)		2,008	1,930
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)		2,854	2,752
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(3)		2,664	2,287
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(3)		14,264	12,189
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(3)		1,695	1,548
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(3)		2,531	2,312
Verus Securitization Trust 2022-1
2.72%, 01/25/2067, Series 2022-1, Class A1(1)(4)		11,071	9,752
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(4)		23,172	21,237
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(4)		13,653	13,016
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(4)		16,188	15,724
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(3)		3,765	3,639
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(3)		1,147	1,072
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
3.72% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,393	1,333
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
3.66% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		2,084	1,956
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
3.60% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)		3,306	3,034
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
3.74% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)		3,369	3,140
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.85% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)		8,853	7,567
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		5,036	4,653
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.43%, 07/15/2046, Series 2013-LC12, Class B(3)		1,940	1,821
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS		3,015	2,906
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		901	842
4.51%, 03/15/2059, Series 2016-C33, Class B(3)		4,317	4,014
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	2,840
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	3,882
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,383
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5		1,695	1,561
Wells Fargo Commercial Mortgage Trust 2017-HSDB
3.62% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)		8,284	8,166
3.87% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)		6,700	6,574
4.62% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)		100	96
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(1)(3)		6,560	5,687
3.44%, 09/15/2031, Series 2019-JWDR, Class D(1)(3)		10,000	8,432
3.99%, 09/15/2031, Series 2019-JWDR, Class E(1)(3)		6,766	5,569
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,355
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(3)		5,491	4,386
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045, Series 2012-C7, Class E(1)(3)		690	62
WFRBS Commercial Mortgage Trust 2013-C15
4.67%, 08/15/2046, Series 2013-C15, Class B(3)		1,525	1,448
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365	2,131
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(3)		4,250	4,076
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(3)		825	752
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)		1,740	1,493
3.72%, 11/10/2036, Series 2017-WWP, Class C(1)(3)		320	262

Total Mortgage-Backed Obligations (Cost: $10,385,587)			9,551,329

Total Bonds & Notes (Cost: $32,693,556)			28,878,540

BANK LOANS – 1.46%
1011778 B.C. Unlimited Liability Co.
4.87% (LIBOR + 1.75%), 11/19/2026(2)		1,548	1,477
AAdvantage Loyality IP Ltd.
7.46% (LIBOR + 4.75%), 04/20/2028(2)		2,246	2,172
Acrisure LLC
6.62% (LIBOR + 3.50%), 02/15/2027(2)		2,977	2,715
Acuity Specialty Products, Inc.
7.67% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,043
AEA International Holdings SARL
7.44% (LIBOR + 3.75%), 09/07/2028(2)		1,346	1,309
Air Canada
6.42% (LIBOR + 3.50%), 08/11/2028(2)		3,292	3,124
Allied Universal Holdco LLC
6.78% (LIBOR + 3.75%), 05/12/2028(2)		1,127	988
Amentum Government Services Holdings LLC
7.80% (LIBOR + 4.00%), 01/29/2027(2)		406	387
American Airlines, Inc.
4.87% (LIBOR + 1.75%), 01/29/2027(2)		346	318
AmSurg LLC
0.00%, 04/29/2027		231	225
10.60% (CME Term SOFR + 7.88%), 04/29/2027(2)		1,269	1,238
14.08% (CME Term SOFR + 11.50%), 04/28/2028(2)		3,116	2,856
AmWINS Group, Inc.
5.37% (LIBOR + 2.25%), 02/19/2028(2)		8,228	7,856
Asurion LLC
6.37% (LIBOR + 3.25%), 12/23/2026(2)		617	521
athenahealth Group, Inc.
6.58% (CME Term SOFR + 3.50%), 02/15/2029(2)		2,603	2,327
Avantor Funding, Inc.
5.37% (LIBOR + 2.25%), 11/08/2027(2)		1,918	1,863
Avolon TLB Borrower 1 (US) LLC
4.51% (LIBOR + 1.50%), 02/12/2027(2)		693	663
4.76% (LIBOR + 1.75%), 01/15/2025(2)		281	274
Axalta Coating Systems Dutch Holding B BV
5.42% (LIBOR + 1.75%), 06/01/2024(2)		67	65
AZZ, Inc.
0.00%, 05/13/2029		293	285
Bakelite US Holdco, Inc.
7.67% (CME Term SOFR + 4.00%), 05/29/2029(2)		2,298	2,135
Bally’s Corp.
5.93% (LIBOR + 3.25%), 10/02/2028(2)		2,987	2,691
Bausch + Lomb Corp.
6.10% (CME Term SOFR + 3.25%), 05/10/2027(2)		485	451
BCPE North Star US Holdco 2, Inc.
7.68% (LIBOR + 4.00%), 06/09/2028(2)		1,524	1,402
Berry Global, Inc.
4.18% (LIBOR + 1.75%), 07/01/2026(2)		1,372	1,326
Buckeye Partners LP
5.37% (LIBOR + 2.25%), 11/01/2026(2)		4,042	3,935
Caesars Resort Collection LLC
5.87% (LIBOR + 2.75%), 12/23/2024(2)		19,981	19,483
6.62% (LIBOR + 3.50%), 07/21/2025(2)		1,954	1,922
Carnival Corp.
3.98% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,888	4,329
5.88% (LIBOR + 3.00%), 06/30/2025(2)		$10,557	9,554
6.13% (LIBOR + 3.25%), 10/18/2028(2)		6,245	5,443
Central Parent, Inc.
6.61% (CME Term SOFR + 4.50%), 07/06/2029(2)		2,900	2,789
Change Healthcare Holdings LLC
7.75% (LIBOR + 2.50%), 03/01/2024(2)		1,421	1,415
Charter Communications Operating LLC
4.87% (LIBOR + 1.75%), 02/01/2027(2)		7,290	7,004
Clarios Global LP
6.37% (LIBOR + 3.25%), 04/30/2026(2)		761	718
Coherent Corp.
5.31% (LIBOR + 2.75%), 07/02/2029(2)		4,627	4,473
Commscope, Inc.
6.37% (LIBOR + 3.25%), 04/06/2026(2)		5,767	5,313
ConnectWise LLC
7.17% (LIBOR + 3.50%), 09/29/2028(2)		1,408	1,313
Corporation Service Co.
0.00%, 08/31/2029		450	438
CSC Holdings LLC
5.07% (LIBOR + 2.25%), 07/17/2025(2)		1,682	1,599
Deerfield Dakota Holding LLC
6.78% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,767	1,664
Diamond Sports Group LLC
5.95% (CME Term SOFR + 3.25%), 08/24/2026(2)		1,724	329
DIRECTV Financing LLC
8.12% (LIBOR + 5.00%), 08/02/2027(2)		9,828	9,131
DTI Holdco, Inc.
7.33% (CME Term SOFR + 4.75%), 04/26/2029(2)		288	273
E.W. Scripps Co.
5.87% (LIBOR + 2.75%), 01/07/2028(2)		887	857

Elanco Animal Health, Inc.
4.31% (LIBOR + 1.75%), 08/01/2027(2)		8,063	7,655
Element Materials Technology Group US Holdings, Inc.
0.00%, 06/22/2029		284	266
0.00%, 06/22/2029		615	576
Entegris, Inc.
5.77% (CME Term SOFR + 3.00%), 07/06/2029(2)		1,610	1,596
Fanatics Commerce Intermediate Holdco LLC
6.06% (LIBOR + 3.25%), 11/24/2028(2)		480	462
Fertitta Entertainment LLC
7.03% (CME Term SOFR + 4.00%), 01/27/2029(2)		6,136	5,683
Foundation Building Materials, Inc.
6.06% (LIBOR + 3.25%), 01/31/2028(2)		2,050	1,842
Gainwell Acquisition Corp.
7.67% (LIBOR + 4.00%), 10/01/2027(2)		2,481	2,359
Genesee & Wyoming, Inc.
5.67% (LIBOR + 2.00%), 12/30/2026(2)		835	810
Gray Television, Inc.
5.56% (LIBOR + 3.00%), 12/01/2028(2)		2,154	2,087
Grifols Worldwide Operations Ltd.
5.12% (LIBOR + 2.00%), 11/15/2027(2)		6,072	5,753
Hilton Worldwide Finance LLC
4.83% (LIBOR + 1.75%), 06/22/2026(2)		7,632	7,371
Horizon Therapeutics USA, Inc.
4.88% (LIBOR + 1.75%), 03/15/2028(2)		4,218	4,041
Hostess Brands LLC
5.14% (LIBOR + 2.25%), 08/03/2025(2)		1,653	1,596
Hub International Ltd.
5.98% (LIBOR + 3.25%), 04/25/2025(2)		891	857
ICON Plc
0.00%, 07/03/2028		170	166
0.00%, 07/03/2028		684	668
Ineos Finance Plc
2.69% (EURIBOR + 2.00%), 04/01/2024(2)	EUR	21,417	20,212
Ingram Micro, Inc.
7.17% (LIBOR + 3.50%), 06/30/2028(2)		$1,006	978
Intelsat Jackson Holdings SA
7.44% (CME Term SOFR + 4.25%), 02/01/2029(2)		3,076	2,880
Jazz Pharmaceuticals Plc
6.62% (LIBOR + 3.50%), 05/05/2028(2)		4,639	4,477
Lealand Finance Co. BV
4.12% (LIBOR + 1.00%), 06/30/2025(2)		626	312
6.12% (LIBOR + 3.00%), 06/28/2024(2)		149	89
Level 3 Financing, Inc.
4.87% (LIBOR + 1.75%), 03/01/2027(2)		7,587	7,194
LSF11 A5 Holdco LLC
6.65% (SOFR + 3.50%), 10/15/2028(2)		1,807	1,676
Lumen Technologies, Inc.
5.37% (LIBOR + 2.25%), 03/15/2027(2)		6,728	6,106
Marriott Ownership Resorts, Inc.
4.87% (LIBOR + 1.75%), 08/29/2025(2)		105	100
Medline Borrower LP
6.37% (LIBOR + 3.25%), 10/23/2028(2)		2,736	2,511
MH Sub I LLC
6.87% (LIBOR + 3.75%), 09/13/2024(2)		2,208	2,100
Mitnick Corporate Purchaser, Inc.
0.00%, 05/02/2029		444	418
Morrison
0.00%, 11/04/2027	EUR	7,613	6,529
Morrison Products, Inc.
0.00%, 11/04/2027		13,957	11,969
Naked Juice LLC
6.90% (CME Term SOFR + 3.25%), 01/24/2029(2)		$2,363	2,161
NortonLifeLock, Inc.
4.85% (CME Term SOFR + 2.00%), 09/12/2029(2)		9,100	8,731
Nouryon Finance BV
5.87% (LIBOR + 2.75%), 10/01/2025(2)		773	724
Organon & Co.
6.19% (LIBOR + 3.00%), 06/02/2028(2)		3,366	3,282
Osmosis Buyer Ltd.
0.00%, 07/31/2028		228	212
0.00%, 07/31/2028		1,004	932
Penn National Gaming, Inc.
5.88% (CME Term SOFR + 2.75%), 05/03/2029(2)		674	647
Peraton Corp.
6.87% (LIBOR + 3.75%), 02/01/2028(2)		595	563
PetSmart LLC
6.87% (LIBOR + 3.75%), 02/11/2028(2)		18,117	17,106
PetVet Care Centers LLC
6.62% (LIBOR + 3.50%), 02/14/2025(2)		445	410
Poseidon Bidco
0.00%, 07/14/2028	EUR	36,800	30,656
Pre-Paid Legal Services, Inc.
6.82% (LIBOR + 3.75%), 12/15/2028(2)		$1,318	1,248
Prime Security Services Borrower LLC
5.30% (LIBOR + 2.75%), 09/23/2026(2)		968	936
Proofpoint, Inc.
6.32% (LIBOR + 3.25%), 08/31/2028(2)		315	295
RealPage, Inc.
0.00%, 04/24/2028		449	420

Safe Fleet Holdings LLC
6.93% (CME Term SOFR + 3.75%), 02/23/2029(2)		393	369
SBA Senior Finance II LLC
4.87% (LIBOR + 1.75%), 04/11/2025(2)		1,436	1,395
Scientific Games International, Inc.
5.91% (CME Term SOFR + 3.00%), 04/14/2029(2)		902	875
Sequa Mezzanine Holdings LLC
9.76% (LIBOR + 6.75%), 11/28/2023(2)		6,219	6,203
Setanta Aircraft Leasing DAC
5.67% (LIBOR + 2.00%), 11/05/2028(2)		1,500	1,463
Sigma Holdco BV
3.74% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	6,015
Softbank Vision Fund II
0.00%, 12/21/2025(17)		$9,397	9,397
Sophia LP
7.17% (LIBOR + 3.50%), 10/07/2027(2)		410	394
Sotera Health Holdings LLC
5.87% (LIBOR + 2.75%), 12/11/2026(2)		12,000	10,500
Southwestern Energy Co.
6.20% (Term SOFR + 2.50%), 06/22/2027(2)		1,279	1,259
Spin Holdco, Inc.
7.14% (LIBOR + 4.00%), 03/04/2028(2)		3,031	2,651
SS&C Technologies Holdings, Inc.
4.87% (LIBOR + 1.75%), 04/16/2025(2)		233	225
4.87% (LIBOR + 1.75%), 04/16/2025(2)		281	272
Sunshine Luxembourg VII Sarl
7.42% (LIBOR + 3.75%), 10/01/2026(2)		6,526	6,056
Syniverse Holdings LLC
0.00%, 05/13/2027		291	249
Telenet Financing USD LLC
4.82% (LIBOR + 2.00%), 04/30/2028(2)		1,250	1,183
Trans Union LLC
5.37% (LIBOR + 2.25%), 12/01/2028(2)		2,207	2,134
TransDigm, Inc.
5.92% (LIBOR + 2.25%), 08/22/2024(2)		2,738	2,665
5.92% (LIBOR + 2.25%), 05/30/2025(2)		25,829	24,745
5.92% (LIBOR + 2.25%), 12/09/2025(2)		21,488	20,554
TruGreen LP
7.12% (LIBOR + 4.00%), 11/02/2027(2)		445	419
Uber Technologies, Inc.
6.57% (LIBOR + 3.50%), 04/04/2025(2)		14,393	14,057
6.57% (LIBOR + 3.50%), 02/25/2027(2)		10,335	10,055
United AirLines, Inc.
6.53% (LIBOR + 3.75%), 04/21/2028(2)		665	633
Univision Communications, Inc.
0.00%, 03/15/2024		720	712
Windstream Services II LLC
9.37% (LIBOR + 6.25%), 09/21/2027(2)		72	65
Zayo Group Holdings, Inc.
6.12% (LIBOR + 3.00%), 03/09/2027(2)		8,111	6,753
7.28% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,109	960

Total Bank Loans (Cost: $463,473)			434,613

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.11%
Communications – 0.07%
Clear Channel Outdoor Holdings, Inc. - Class A(13)		2,065	2,829
iHeartMedia, Inc. - Class A(13)		499	3,658
iHeartMedia, Inc. - Class B(13)(17)		365	2,410
Intelsat SA(13)(18)		446	11,819

Total Communications			20,716

Consumer Discretionary – 0.04%
Neiman Marcus Group, Inc.(13)(17)(18)		62	11,414

Total Consumer Discretionary			11,414

Energy – 0.00%(14)
Noble Corp Plc(13)		17	516

Total Energy			516

Financials – 0.00%(14)
CBL & Associates Properties, Inc.		2	43
Voyager Aviation Holdings LLC(1)(6)(13)(17)		0	–

Total Financials			43

Industrials – 0.00%(14)
AMI Investments LLC(6)(13)(17)		206	–

Total Industrials			–

Total Common Stocks (Cost: $53,433)			32,689

CONVERTIBLE PREFERRED STOCKS – 0.18%
Financials – 0.18%
Bank of America Corp., 7.25%		23	27,419
Wells Fargo & Co., 7.50%		20	24,409

Total Financials			51,828

Total Convertible Preferred Stocks (Cost: $62,493)			51,828

PREFERRED STOCKS – 0.08%
Communications – 0.08%
AT&T Mobility II LLC, 7.00%(13)(17)(18)		1,036	23,365

Total Communications			23,365

Financials – 0.00%(14)
Cayenne Aviation Holdings LLC(1)(6)(13)(17)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $28,084)			23,372

RIGHTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat Jackson Holdings SA, expires 12/31/2049(6)(13)(17)		47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(6)(13)(17)		48	—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00%(14)
Communications – 0.00%(14)
Intelsat SA, expires 02/17/2027(6)(13)(17)		1	—
Intelsat SA, expires 02/17/2027(6)(13)(17)		4	—
Windstream Holdings II LLC, expires 09/21/2055(13)(17)		9	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 10.63%
Money Market Funds – 4.26%
Fidelity Institutional Money Market Government Fund - Class I, 2.78%(15)		1,267,115	1,267,115

Total Money Market Funds (Cost: $1,267,115)			1,267,115

	Principal Amount (000s)		Value (000s)
Government Related – 0.13%
Federal Home Loan Bank Discount Notes, 2.52%, 10/24/2022		$25,000	24,957
Republic of Argentina, -35.08%, 12/16/2022	ARS	1,401,000	13,913

Total Government Related (Cost: $37,263)			38,870

Commercial Paper – 0.02%
General Motors Financial Co., Inc., 0.00%, 02/15/2023		$6,518	6,404

Total Commercial Paper (Cost: $6,422)			6,404

Repurchase Agreements – 0.77%
Nomura Securities International, Inc., 2.95% dated 09/30/2022, due 10/03/2022, repurchase price $228,719 (collateralized by U.S. Treasury Bond, value $229,566, 2.88%, 05/15/2043)		228,700	228,700

Total Repurchase Agreements (Cost: $228,700)			228,700

U.S. Treasury Bills – 5.31%
U.S. Treasury Bill, 0.00%, 10/04/2022		59,600	59,596
U.S. Treasury Bill, 0.00%, 10/18/2022		290,000	289,694
U.S. Treasury Bill, 0.00%, 10/20/2022(11)		3,011	3,007
U.S. Treasury Bill, 0.00%, 10/25/2022(11)		75,000	74,884
U.S. Treasury Bill, 0.00%, 11/03/2022		208,875	208,396
U.S. Treasury Bill, 0.00%, 12/01/2022(11)		29,504	29,363
U.S. Treasury Bill, 0.00%, 12/15/2022		151,600	150,735
U.S. Treasury Bill, 0.00%, 01/19/2023		386,300	382,401
U.S. Treasury Bill, 0.00%, 02/02/2023		243,290	240,404
U.S. Treasury Bill, 0.00%, 02/16/2023		102,965	101,595
U.S. Treasury Bill, 0.00%, 03/16/2023		42,470	41,756

Total U.S. Treasury Bills (Cost: $1,583,055)			1,581,831

Time Deposits – 0.14%
ANZ, Hong Kong, 1.39% due 10/03/2022	AUD	856	547
Barclays Bank, London, 2.58% due 10/03/2022		$8,923	8,923
BNP Paribas, Paris, 1.42% due 10/03/2022	GBP	1,727	1,928
Brown Brothers Harriman, -0.29% due 10/03/2022	CHF	117	118
Brown Brothers Harriman, 0.87% due 10/03/2022(6)	SEK	5	0
Brown Brothers Harriman, 1.25% due 10/03/2022	NZD	89	50
Brown Brothers Harriman, 1.41% due 10/03/2022	NOK	517	48
Brown Brothers Harriman, 2.32% due 10/03/2022	CAD	923	668
Brown Brothers Harriman, 4.75% due 10/03/2022	ZAR	7,279	402
Citibank, London, 0.29% due 10/03/2022	EUR	2,808	2,752
Citibank, New York, 2.58% due 10/03/2022		$4,603	4,603
Royal Bank of Canada, Toronto, 2.58% due 10/03/2022(6)		0	0
Skandinaviska Enskilda Banken AB, Stockholm, 2.58% due 10/03/2022		12,942	12,942
Sumitomo, Tokyo, -0.40% due 10/03/2022	JPY	1,085,330	7,499

Total Time Deposits (Cost: $40,480)			40,480

Total Short-Term Investments (Cost: $3,163,035)			3,163,400

TOTAL INVESTMENTS IN SECURITIES – 109.52%
(Cost: $36,472,514)			32,584,523

TBA SALE COMMITMENTS – (1.42)%
Mortgage-Backed Obligations – (1.42)%
Fannie Mae
1.50%, 11/01/2037(16)		$(815)	(699)
1.50%, 10/01/2052(16)		(104)	(80)
1.50%, 11/01/2052(16)		(390)	(299)
2.00%, 10/01/2052(16)		(37,636)	(30,465)
2.00%, 11/01/2052(16)		(1,527)	(1,345)
2.50%, 11/01/2027(16)		(981)	(887)
2.50%, 10/01/2037(16)		(6,693)	(6,057)
2.50%, 10/01/2052(16)		(31,916)	(26,771)
2.50%, 11/01/2052(16)		(1,300)	(1,088)
3.00%, 10/01/2037(16)		(11,644)	(10,809)
3.00%, 10/01/2052(16)		(49,671)	(43,223)

3.00%, 11/01/2052(16)	(52,493)	(45,660)
3.50%, 10/01/2037(16)	(1,766)	(1,669)
3.50%, 10/01/2052(16)	(49,348)	(44,409)
4.00%, 10/01/2052(16)	(199,907)	(185,484)
4.50%, 10/01/2052(16)	(8,400)	(8,002)
Ginnie Mae
2.00%, 11/01/2052(16)	(1,302)	(1,084)
2.50%, 11/01/2052(16)	(1,102)	(947)
3.50%, 10/01/2052(16)	(14,285)	(12,992)

Total TBA Sale Commitments (Proceeds Received: $(433,247))		(421,970)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.10)%		(2,410,433)

TOTAL NET ASSETS – 100.00%		$29,752,120

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $8,025,571, which represents 26.97% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2022.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2022.
(5)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(6)	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Security in default as of September 30, 2022. The value of these securities totals $4,770, which represents 0.02% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2022.
(10)	Inflation protected security. The value of these securities totals $168,058, which represents 0.56% of total net assets.
(11)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $94,882, which represents 0.32% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities totals $2,900,132, which represents 9.75% of total net assets.
(13)	Non-income producing security.
(14)	Amount calculated is less than 0.005%.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(421,970), which represents (1.42)% of total net assets.
(17)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $46,674 or 0.16% of the Fund’s net assets.
(18)	Security that is restricted at September 30, 2022. The value of the restricted securities totals $77,138, which represents 0.26% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Dec. 2022	AUD	32,815	$20,601	$(389)
1	Euro-Bund Future	Dec. 2022	EUR	140	136	(2)
10,348	U.S. 2 Year Note Future	Dec. 2022		$2,152,055	2,125,382	(26,673)
9,096	U.S. 5 Year Note Future	Dec. 2022		1,009,824	977,891	(31,933)
14,944	U.S. 10 Year Note Future	Dec. 2022		1,742,861	1,674,662	(68,199)
1,480	U.S. Long Bond Future	Dec. 2022		198,724	187,082	(11,642)
2,311	U.S. Ultra 10 Year Note Future	Dec. 2022		290,123	273,817	(16,306)
1,951	U.S. Ultra Bond Future	Dec. 2022		285,190	267,287	(17,903)

						(173,047)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(484)	Euro-Btp Future	Dec. 2022	EUR	(55,371)	$(53,117)	$1,150
(327)	Euro-Bund Future	Dec. 2022		(47,685)	(44,383)	2,351
(123)	Japan 10 Year Bond Future	Dec. 2022	JPY	(18,275,116)	(126,034)	236
(224)	Long Gilt Future	Dec. 2022	GBP	(24,733)	(24,110)	3,506
(892)	U.S. 2 Year Note Future	Dec. 2022		$(183,779)	(183,209)	570
(599)	U.S. Ultra 10 Year Note Future	Dec. 2022		(72,430)	(70,972)	1,458

						9,271

						$(163,776)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL*	131,300	USD	24,285	10/04/22	Goldman Sachs	$55
BRL*	121,500	USD	22,473	10/04/22	J.P. Morgan	51
BRL*	4,825	USD	890	10/17/22	J.P. Morgan	1
EUR	6,973	USD	6,676	10/04/22	J.P. Morgan	158
EUR	308,691	USD	297,825	10/04/22	Morgan Stanley	4,708
EUR	920	USD	889	10/17/22	Goldman Sachs	13
EUR	6,973	USD	6,836	11/02/22	J.P. Morgan	12
EUR	30,190	GBP	26,331	12/21/22	Deutsche Bank	340
GBP	1,596	USD	1,710	10/04/22	BNP Paribas	72
GBP	1,975	USD	2,198	10/04/22	J.P. Morgan	7
GBP	284,359	USD	307,735	10/04/22	Morgan Stanley	9,767
GBP	430	USD	479	10/17/22	J.P. Morgan	1
GBP	9,068	EUR	9,986	12/21/22	J.P. Morgan	289
JPY	7,134,008	USD	49,420	11/02/22	BNP Paribas	9
MXN	12,468	USD	598	10/27/22	Deutsche Bank	18
RUB*	262,970	USD	2,777	10/07/22	Goldman Sachs	1,588
RUB*	106,548	USD	1,105	10/21/22	Deutsche Bank	621
USD	1,980	AUD	3,051	10/04/22	Bank of America	29
USD	338,157	GBP	290,101	10/04/22	Bank of America	14,246
USD	72,583	BRL*	377,071	10/04/22	J.P. Morgan	2,682
USD	18,059	EUR	17,799	10/04/22	J.P. Morgan	616
USD	15,591	AUD	24,016	10/04/22	Morgan Stanley	229
USD	299,827	EUR	299,075	10/04/22	Morgan Stanley	6,719
USD	8,892	GBP	7,721	10/04/22	Morgan Stanley	271
USD	35,993	JPY	5,190,155	10/04/22	Morgan Stanley	132
USD	1,669	ILS	5,300	10/07/22	Bank of America	182
USD	450	BRL*	2,338	10/17/22	Bank of America	18
USD	590	CLP	566,400	10/17/22	Barclays Bank	6
USD	610	CLP	574,071	10/17/22	Citibank	18
USD	450	KRW	640,845	10/17/22	Citibank	4
USD	620	TRY	11,668	10/17/22	Deutsche Bank	2
USD	610	BRL*	3,233	10/17/22	Goldman Sachs	13
USD	760	MXN	15,337	10/17/22	Goldman Sachs(1)	0
USD	1,230	ZAR	22,024	10/17/22	Goldman Sachs	15
USD	440	CZK	11,055	10/17/22	J.P. Morgan(1)	0
USD	1,400	EUR	1,400	10/17/22	Morgan Stanley	27
USD	450	ZAR	8,097	10/17/22	Morgan Stanley	3
USD	1,210	COP	5,404,195	10/18/22	Barclays Bank	41
USD	121	ZAR	2,172	10/19/22	BNP Paribas	1
USD	20,030	ZAR	308,883	10/19/22	Deutsche Bank	2,989
USD	3,973	ZAR	63,088	11/08/22	Bank of America	499
USD	11,528	ZAR	185,594	11/08/22	BNP Paribas	1,307
USD	2,023	ZAR	32,472	11/08/22	Goldman Sachs	235
USD	6,035	CAD	7,746	11/16/22	BNP Paribas	427
USD	2,580	COP	11,306,863	11/23/22	J.P. Morgan	152
USD	596	EUR	582	11/23/22	Morgan Stanley	23
USD	8,039	MXN	163,096	11/23/22	UBS	17
USD	7,717	PEN*	30,724	12/06/22	Goldman Sachs	65
USD	10,014	ZAR	157,343	12/12/22	Deutsche Bank	1,375
USD	4	ILS	12	12/13/22	Goldman Sachs(1)	0
USD	11,624	TWD	351,163	12/14/22	J.P. Morgan	568
USD	11,477	TWD	346,521	12/14/22	Morgan Stanley	568
USD	485	GBP	422	12/21/22	Bank of America	13
USD	4,487	CAD	5,907	12/21/22	BNP Paribas	209
USD	536	MXN	10,917	12/21/22	Goldman Sachs	2

USD	60,983	EUR	60,571	12/21/22	UBS	1,245
USD	41,550	ZAR	737,422	01/09/23	Bank of America	1,162
USD	12,225	ZAR	204,161	02/13/23	Deutsche Bank	1,076
USD	6,532	TWD	192,314	03/15/23	Bank of America	435
USD	22,699	TWD	668,486	03/15/23	Morgan Stanley	1,507
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	684

		Total Unrealized Appreciation				57,522

AUD	2,675	USD	1,834	10/04/22	Bank of America	(124)
AUD	1,934	USD	1,344	10/04/22	J.P. Morgan	(107)
AUD	30,172	USD	20,980	10/04/22	Morgan Stanley	(1,680)
AUD	1,150	USD	774	10/17/22	Morgan Stanley	(39)
AUD	7,714	USD	4,987	11/02/22	Deutsche Bank	(51)
AUD	24,016	USD	15,597	11/02/22	Morgan Stanley	(230)
BRL*	252,800	USD	49,899	10/04/22	BNP Paribas	(3,035)
BRL*	183,500	USD	35,179	10/04/22	Goldman Sachs	(1,162)
BRL*	377,071	USD	71,852	10/04/22	J.P. Morgan	(1,951)
BRL*	3,154	USD	610	10/17/22	J.P. Morgan	(27)
BRL*	377,071	USD	71,158	01/04/23	J.P. Morgan	(2,727)
CLP	589,260	USD	610	10/17/22	Citibank	(2)
COP	5,391,944	USD	1,210	10/18/22	Citibank	(44)
COP	6,583,575	USD	1,473	11/23/22	Barclays Bank	(59)
EUR	1,111	USD	1,130	10/04/22	BNP Paribas	(41)
EUR	3,763	USD	3,746	10/04/22	J.P. Morgan	(58)
EUR	3,309	USD	3,321	10/04/22	Morgan Stanley	(78)
EUR	480	USD	473	10/17/22	Barclays Bank	(2)
EUR	218	USD	218	11/23/22	Morgan Stanley	(4)
EUR	9,986	GBP	8,984	12/21/22	Morgan Stanley	(195)
EUR	9,371	USD	9,420	12/21/22	Morgan Stanley	(178)
GBP	3,775	USD	4,368	10/04/22	Bank of America	(153)
GBP	2,794	USD	3,230	10/04/22	Goldman Sachs	(110)
GBP	1,144	USD	1,323	10/04/22	J.P. Morgan	(46)
GBP	5,306	USD	6,119	10/04/22	Morgan Stanley	(194)
IDR*	156,218,697	USD	10,405	11/07/22	J.P. Morgan	(219)
IDR*	42,119,251	USD	2,835	11/10/22	Bank of America	(89)
IDR*	49,902,485	USD	3,373	11/10/22	Morgan Stanley	(120)
IDR*	156,184,717	USD	10,467	11/14/22	BNP Paribas	(286)
IDR*	189,047	USD	13	11/14/22	J.P. Morgan(1)	(0)
IDR*	1,147,768	USD	77	12/21/22	J.P. Morgan	(2)
INR*	10,906	USD	136	11/14/22	J.P. Morgan	(3)
JPY	12,327,823	USD	89,155	10/04/22	BNP Paribas	(3,977)
JPY	109,664	USD	770	10/17/22	Bank of America	(11)
JPY	5,176,280	USD	35,993	11/02/22	Morgan Stanley	(128)
JPY	13,185	USD	92	12/21/22	Morgan Stanley(1)	(0)
KRW	1,292,391	USD	900	10/17/22	J.P. Morgan	(1)
MXN	15,322	USD	760	10/17/22	Morgan Stanley	(1)
MXN	71,329	USD	3,516	11/23/22	Barclays Bank	(7)
MXN	17,740	USD	873	11/23/22	UBS	(1)
MXN	926,776	USD	45,621	12/15/22	Goldman Sachs	(215)
NOK	329,359	USD	34,265	11/16/22	BNP Paribas	(3,997)
PEN*	1,906	USD	488	11/29/22	Goldman Sachs	(13)
PEN*	1,780	USD	453	12/06/22	Bank of America	(10)
SEK	312,104	USD	30,801	11/16/22	BNP Paribas	(2,617)
THB	17,003	USD	460	10/17/22	Barclays Bank	(9)
USD	46,758	BRL*	252,800	10/04/22	BNP Paribas	(106)
USD	55,008	BRL*	314,800	10/04/22	Goldman Sachs	(3,349)
USD	20,970	BRL*	121,500	10/04/22	J.P. Morgan	(1,554)
USD	460	THB	17,434	10/17/22	Citibank	(2)
USD	594	GBP	550	10/17/22	Deutsche Bank	(20)
USD	465	GBP	420	10/17/22	J.P. Morgan	(4)
USD	3,997	GBP	3,609	11/02/22	Bank of America	(35)
USD	16,004	GBP	14,776	11/02/22	J.P. Morgan	(505)

USD	298,435	EUR	308,691	11/02/22	Morgan Stanley	(4,721)
USD	301,633	GBP	278,483	11/02/22	Morgan Stanley	(9,508)
ZAR	8,114	USD	450	10/17/22	Barclays Bank	(2)
ZAR	21,663	USD	1,230	10/17/22	Morgan Stanley	(35)
ZAR	2,445	USD	136	10/19/22	Morgan Stanley	(1)

		Total Unrealized Depreciation				(43,845)

		Net Unrealized Appreciation				$13,677

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.IG.39	1.00%	12/20/2027	1.08%	$119,270	$550	$(158)	$392
Lennar Corp.	5.00	12/20/2026	1.79	10,200	(1,226)	(12)	(1,238)

					$(676)	$(170)	$(846)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	1.20%		$5,200	$18	$(38)	$(20)
AT&T, Inc.	1.00	6/20/2026	1.28		6,900	106	(170)	(64)
Boeing Co.	1.00	12/20/2026	1.96		1,200	(4)	(38)	(42)
Boeing Co.	1.00	6/20/2027	2.05		10,800	(672)	214	(458)
CDX.EM.28	1.00	12/20/2022	1.43		8,670	(140)	135	(5)
CDX.EM.29	1.00	6/20/2023	1.80		1,700	(29)	20	(9)
CDX.EM.30	1.00	12/20/2023	2.09		6,120	(106)	30	(76)
CDX.EM.31	1.00	6/20/2024	2.13		7,482	(251)	116	(135)
CDX.EM.32	1.00	12/20/2024	2.17		11,050	(475)	210	(265)
CDX.EM.34	1.00	12/20/2025	4.43		2,852	(185)	(84)	(269)
CDX.EM.36	1.00	12/20/2026	3.55		26,864	(890)	(1,525)	(2,415)
CDX.EM.38	1.00	12/20/2027	3.34		8,800	(728)	(147)	(875)
CDX.NA.HY.35	5.00	12/20/2025	4.87		495	39	(37)	2
CDX.NA.HY.38	5.00	6/20/2027	5.63		91,872	(2,836)	876	(1,960)
CDX.NA.HY.39	5.00	12/20/2027	6.07		48,800	(2,141)	210	(1,931)
Ford Motor Credit Co. LLC	5.00	6/20/2023	2.03		28,100	760	(126)	634
Ford Motor Credit Co. LLC	5.00	6/20/2024	3.18		19,600	1,026	(421)	605
Ford Motor Credit Co. LLC	5.00	12/20/2024	3.40		1,700	105	(48)	57
Ford Motor Credit Co. LLC(1)	5.00	12/20/2025	3.77		400	14	0	14
Ford Motor Credit Co. LLC	5.00	6/20/2026	3.95		19,400	1,620	(952)	668
General Electric Co.	1.00	12/20/2023	0.65		700	(12)	15	3
iTraxx Asia ex-Japan IG Series 38 Version 1	1.00	12/20/2027	1.82		9,400	(287)	(49)	(336)
iTraxx Europe Crossover Series 38 Version 1	5.00	12/20/2027	6.39	EUR	584	(25)	(4)	(29)
Rolls-Royce PLC	1.00	6/20/2025	3.65		19,400	(1,227)	(26)	(1,253)

						$(6,320)	$(1,839)	$(8,159)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.36%	$2,433	$(59)	$(8)	$(67)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	975	15	(2)	13
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	974	15	(2)	13
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	970	15	(2)	13
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	976	15	(2)	13
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	1,370	21	(2)	19
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	586	9	(1)	8
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	3.04	2,478	173	50	223
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	3.04	5,033	350	101	451
Barclays Bank	Chile Government International	1.00	Quarterly	12/20/2027	1.67	876	13	14	27
Citibank	Colombia Government International	1.00	Quarterly	12/20/2027	3.28	1,047	74	30	104
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2027	1.57	1,924	15	35	50
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.95	4,014	97	74	171
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	12/20/2027	1.46	2,882	2	58	60
Goldman Sachs	Republic Of South Africa Gover	1.00	Quarterly	12/20/2027	3.40	1,503	103	54	157
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2027	7.70	1,198	271	29	300

							$1,129	$426	$1,555

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	CMBX.NA.AAA.13	0.50%	Monthly	12/16/2072	0.87%	$141,400	$358	$(3,330)	$(2,972)
Morgan Stanley	CMBX.NA.AAA.13	0.50	Monthly	12/16/2072	0.87	82,900	327	(2,117)	(1,790)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.65	3,200	(24)	(19)	(43)
BNP Paribas	Colombia Government International	1.00	Quarterly	6/20/2027	3.07	600	(29)	(21)	(50)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	3.07	2,800	(118)	(116)	(234)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.81	1,400	(66)	(28)	(94)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	3.07	400	(15)	(18)	(33)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	3.07	2,000	(95)	(72)	(167)
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.48	300	(5)	2	(3)
Goldman Sachs	Mexico Government International(1)	1.00	Quarterly	12/20/2027	1.95	600	(25)	0	(25)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	1.57	100	(1)	(1)	(2)
Morgan Stanley	Mexico Government International(1)	1.00	Quarterly	12/20/2024	1.20	300	(2)	0	(2)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.66	500	76	(88)	(12)
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.82	400	(4)	(10)	(14)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.95	1,200	(42)	(9)	(51)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	2.22	4,700	(80)	(12)	(92)
Morgan Stanley	Republic of Turkey	1.00	Quarterly	6/20/2024	7.17	400	(46)	8	(38)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	6.77	3,000	(171)	(27)	(198)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	7.17	400	(37)	(2)	(39)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	7.39	1,300	(134)	(27)	(161)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	6.77	200	(14)	1	(13)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	6.77	500	(40)	7	(33)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	7.50	200	(34)	4	(30)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	7.17	1,200	(90)	(26)	(116)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	7.39	900	(96)	(15)	(111)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	6.77	200	(14)	1	(13)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	6.77	500	(39)	6	(33)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	7.39	3,700	(449)	(9)	(458)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.68	8,200	(21)	42	21
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.96	8,500	(383)	390	7
J.P. Morgan	United Mexican States(1)	1.00	Quarterly	6/20/2024	1.11	100	(1)	0	(1)
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.63	3,800	1	3	4

							$(1,313)	$(5,483)	$(6,796)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP 7,300	$(6)	$(1,087)	$(1,093)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031	6,800	28	(1,006)	(978)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031	13,100	(162)	(1,707)	(1,869)

					$(140)	$(3,800)	$(3,940)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$102	$102
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	137	137
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	82	82
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	186	186
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	135	135
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	76	76
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	3,122	3,345
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032	JPY	1,696,910	0	176	176
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,710,982	0	173	173
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,704,401	0	171	171
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,487,699	0	146	146
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,677,618	0	164	164
0.39	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	45	45
0.40	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	43	43
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,066,232	0	68	68
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,330,006	0	70	70
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(266)	3,618	3,352
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$269,450	(21,036)	(40,756)	(61,792)
0.75	Sterling Overnight Index Average	Received	Annual	9/21/2052	GBP	14,600	(517)	8,792	8,275
0.81	1 Year JPY TONA (1)	Received	Annual	5/30/2052	JPY	378,708	0	195	195
0.82	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	190	190
0.83	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	182	182
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		374,201	0	160	160
0.86	1 Year JPY TONA (1)	Received	Annual	5/9/2052		679,175	0	285	285
0.87	1 Year JPY TONA (1)	Received	Annual	5/30/2052		378,708	0	157	157
0.89	1 Year JPY TONA (1)	Received	Annual	5/10/2052		344,733	0	130	130
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		$224,440	—	(13,382)	(13,382)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(9,874)	(9,874)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(6,594)	(6,594)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(24)	164	140
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		49,170	(1,295)	(8,074)	(9,369)
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		11,630	(978)	(1,238)	(2,216)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	14,165	18,900
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(13,963)	(13,963)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,294)	41,794	27,500
1.52	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031	EUR	4,162	0	(427)	(427)
1.52	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		3,113	0	(319)	(319)
1.54	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,559	0	(1,070)	(1,070)
1.55	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		5,296	0	(533)	(533)
1.55	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		3,113	0	(311)	(311)
1.56	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,559	0	(1,053)	(1,053)
1.57	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		10,563	0	(1,046)	(1,046)
1.59	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		5,276	0	(513)	(513)
1.64	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		2,063	0	(192)	(192)
1.65	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		2,063	0	(192)	(192)
1.65	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		4,168	0	(388)	(388)
1.69	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031		2,126	0	(191)	(191)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		$164,400	(12,922)	(5,994)	(18,916)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		3,570	(403)	4	(399)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(1,030)	(1,464)
1.75	Secured Overnight Financing Rate	Received	Annual	6/15/2032		8,920	1,042	282	1,324
1.75	6 Month EURIBOR	Received	Semi-Annual	3/15/2033	EUR	102,600	10,466	1,507	11,973
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		$18,750	—	5,204	5,204
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	3,818	3,818
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	2,542	2,542
1.82	6 Month EURIBOR(1)	Paid	Semi-Annual	2/15/2031	EUR	8,573	0	(687)	(687)
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		$23,320	—	5,942	5,942
2.00	Secured Overnight Financing Rate	Received	Annual	12/21/2029		13,000	532	782	1,314
2.00	6 Month EURIBOR	Paid	Semi-Annual	9/21/2032	EUR	68,370	994	(7,165)	(6,171)
2.00	Secured Overnight Financing Rate	Received	Annual	12/21/2032		$24,160	2,318	791	3,109
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2033	GBP	16,600	2,581	878	3,459
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2053		12,100	3,630	173	3,803
2.22	6 Month EURIBOR	Received	Semi-Annual	9/12/2024	EUR	3,102	1	25	26
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$3,200	(9)	673	664
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(92)	(92)
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(3,870)	(3,381)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	354	(657)	(303)
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(82)	(82)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(7)	(356)	(363)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(163)	(163)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	3,183	(3,717)	(534)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(81)	(81)

4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700	(41)	(818)	(859)
4.85	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	1/7/2026		41,600	0	(235)	(235)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000	(18)	(568)	(586)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(9)	(9)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(24)	(24)
5.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	3/10/2026	ZAR	2,100	0	8	8
6.15	3 Month PLN WIBOR(1)	Received	Quarterly	4/11/2024	PLN	10,538	0	32	32
6.87	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/29/2027		1,854	0	3	3
6.99	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/30/2027		2,667	0	1	1
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(93)	(107)
7.15	6 Month PLN WIBOR(1)	Received	Semi-Annual	12/21/2027	PLN	3,692	0	(4)	(4)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037	MXN	900	2	4	6
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(154)	(155)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	5	5	10
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	7	31
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	98	30	128
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	59	32	91
7.75	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/5/2023		1,400	—	0	—
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	(1)	(1)
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	0	(1)	(1)
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400	—	(1)	(1)
7.88	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	12/16/2022		2,000	—	0	—
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000	4	(13)	(9)
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	9	9
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	—
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(7)	61	54
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	4	4
8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		2,400	0	6	6
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	24	24
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	60	60
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	143	143
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	22	22
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	13	13
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	9	9
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	33	33
9.25	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	9/17/2032		36,558	0	(7)	(7)
10.17	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/14/2023		77,389	0	(12)	(12)
10.30	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/18/2023		61,665	0	(6)	(6)

							$(21,526)	$(28,099)	$(49,625)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	11.65%	Brazil Cetip DI Interbank Deposit (1)	Paid	1/2/2025	BRL	3,780	$—	$0	$0
Citibank	11.69	Brazil Cetip DI Interbank Deposit (1)	Paid	1/2/2025	BRL	5,296	$—	$0	$0

							$—	$0	$0

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.43%
Alabama – 2.77%
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	$430	$402
4.00%, 09/01/2037	750	697
4.00%, 09/01/2038	640	589
4.00%, 09/01/2039	625	573
4.00%, 09/01/2040	610	555
4.00%, 09/01/2041	525	474
4.00%, 09/01/2046	1,750	1,548
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,005
5.00%, 09/01/2036	10,000	10,656
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,256
5.00%, 06/01/2035	4,000	4,148
5.00%, 11/01/2035	6,400	6,904
5.00%, 11/01/2037	41,100	44,174
Birmingham Airport Authority
5.00%, 07/01/2028	700	753
5.00%, 07/01/2030	1,000	1,091
5.00%, 07/01/2031	350	379
5.00%, 07/01/2032	300	323
5.00%, 07/01/2034	800	846
Black Belt Energy Gas District
2.81% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(1)	24,660	23,081
4.00%, 10/01/2049(2)	8,500	8,356
4.00%, 07/01/2052(2)	6,805	6,741
4.00%, 10/01/2052(2)	1,550	1,510
4.00%, 10/01/2052(2)	5,515	5,372
4.00%, 12/01/2052(2)	5,550	5,324
4.00%, 04/01/2053(2)	9,500	9,148
5.00%, 06/01/2027	1,585	1,634
5.00%, 06/01/2028	2,270	2,348
City of Montgomery AL
4.00%, 12/01/2036	400	378
4.00%, 12/01/2037	500	468
Columbia Industrial Development Board
2.90%, 12/01/2037(2)	4,200	4,200
2.90%, 12/01/2037(2)	31,000	31,000
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	453
5.00%, 09/01/2025	475	495
5.00%, 09/01/2026	500	527
5.00%, 09/01/2027	530	564
5.00%, 09/01/2028	550	590
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,545
5.25%, 10/01/2048	1,650	1,702
5.50%, 10/01/2053	715	739
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,150
5.00%, 06/01/2036	2,600	2,687
5.00%, 06/01/2037	3,300	3,380
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,210
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(2)	3,870	3,598
2.90%, 07/15/2034(2)	200	198
Lower Alabama Gas District
4.00%, 12/01/2050(2)	12,610	12,442
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,252
4.00%, 03/01/2035	1,360	1,274
4.00%, 03/01/2036	1,500	1,400
4.00%, 03/01/2038	1,750	1,619
4.00%, 03/01/2039	1,700	1,559
4.00%, 03/01/2040	1,580	1,437
4.00%, 03/01/2041	2,765	2,493
4.00%, 03/01/2042	3,000	2,683
5.00%, 03/01/2028	1,030	1,080
5.00%, 03/01/2038	1,400	1,465
5.00%, 03/01/2039	1,720	1,790

Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	631
4.00%, 03/01/2039	415	380
4.00%, 03/01/2041	400	359
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	960
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	150
2.38%, 11/01/2028	550	373
Southeast Alabama Gas Supply District
2.57% (1 Month LIBOR USD + 0.85%), 06/01/2049(1)	5,365	5,281
4.00%, 06/01/2049(2)	24,010	23,949
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(2)	1,550	1,473
4.00%, 12/01/2051(2)	1,865	1,730
5.00%, 05/01/2053(2)	11,925	11,934
Sumter County Industrial Development Authority
6.00%, 07/15/2052(2)	5,000	4,590
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,564	2,220
5.25%, 05/01/2044(3)	7,400	6,229
University of Alabama
4.00%, 06/01/2033	1,070	1,080
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430	432

Total Alabama		296,036

Alaska – 0.15%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,300	1,222
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,444
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,388
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	165	162
4.00%, 06/01/2034	1,000	934
4.00%, 06/01/2050	3,145	2,524
4.00%, 06/01/2050	3,570	3,180
5.00%, 06/01/2030	500	523
5.00%, 06/01/2031	875	915
5.00%, 06/01/2032	875	911
5.00%, 06/01/2033	750	777
State of Alaska International Airports System
5.00%, 10/01/2029	1,600	1,678

Total Alaska		15,658

Arizona – 1.72%
Arizona Health Facilities Authority
2.71% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(1)	3,750	3,707
5.00%, 12/01/2039	1,150	1,150
Arizona Industrial Development Authority
2.65%, 07/01/2026	330	308
3.00%, 12/15/2031(3)	400	329
4.00%, 07/01/2031	275	262
4.00%, 07/01/2031	310	288
4.00%, 11/01/2039	1,140	1,014
4.00%, 07/15/2041(3)	265	207
4.00%, 12/15/2041(3)	600	477
4.00%, 07/15/2050(3)	1,500	1,109
4.00%, 07/01/2051	1,825	1,396
4.00%, 07/15/2051(3)	500	355
4.00%, 12/15/2051(3)	925	676
4.00%, 07/15/2056(3)	475	327
4.50%, 07/15/2029(3)	2,500	2,373
5.00%, 02/01/2034	2,585	2,709
5.00%, 07/15/2040(3)	835	766
5.00%, 07/01/2049(3)	650	571
5.00%, 07/15/2049(3)	500	436
5.00%, 07/15/2050(3)	2,365	2,053
5.50%, 07/01/2052(3)	655	619
Chandler Industrial Development Authority
5.00%, 06/01/2049(2)	18,960	19,199
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,893
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,308
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,638
5.00%, 07/01/2025	1,295	1,349
5.00%, 07/01/2026	1,675	1,728
5.00%, 07/01/2027	4,600	4,764
5.00%, 07/01/2028	1,070	1,140

5.00%, 07/01/2028	4,440	4,626
5.00%, 07/01/2029	725	759
5.00%, 07/01/2029	12,865	12,944
5.00%, 07/01/2030	1,000	1,072
5.00%, 07/01/2030	1,500	1,509
5.00%, 07/01/2031	725	774
5.00%, 07/01/2032	120	127
5.00%, 07/01/2032	800	822
5.00%, 07/01/2036	3,000	3,104
5.00%, 07/01/2042	540	541
5.00%, 07/01/2045	635	649
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,545
5.00%, 07/15/2033	1,920	2,146
5.00%, 07/15/2034	1,785	1,986
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	274
5.00%, 07/01/2025	790	820
5.00%, 07/01/2027	715	756
5.00%, 07/01/2033	435	395
5.00%, 07/01/2038	450	391
5.00%, 07/01/2048	915	739
5.00%, 05/15/2056	1,375	1,186
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700	700
5.00%, 07/01/2033	415	407
5.00%, 07/01/2034	765	744
5.00%, 07/01/2037	4,750	4,530
5.00%, 07/01/2038	1,295	1,227
5.00%, 07/01/2049	525	469
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	384
4.00%, 04/01/2036	420	385
4.00%, 04/01/2037	450	409
4.00%, 04/01/2038	520	469
4.00%, 04/01/2039	700	626
4.00%, 04/01/2040	675	599
4.00%, 06/15/2041(3)	675	525
4.00%, 06/15/2051(3)	1,000	710
4.00%, 06/15/2057(3)	1,000	680
5.00%, 04/01/2032	500	522
5.00%, 04/01/2033	575	597
5.00%, 04/01/2034	795	822
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(2)	2,100	2,040
Maricopa County Industrial Development Authority
4.00%, 10/15/2047(3)	2,200	1,685
5.00%, 01/01/2046(2)	3,210	3,349
5.00%, 07/01/2047	1,000	1,016
5.00%, 01/01/2048(2)	1,300	1,301
5.75%, 01/01/2036(3)	1,500	1,152
6.00%, 01/01/2048(3)	1,155	805
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,315
4.00%, 07/01/2037	860	852
4.00%, 07/01/2038	500	472
4.00%, 07/01/2039	1,035	971
4.00%, 07/01/2040	1,090	1,017
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340	18,421
5.00%, 07/01/2025	5,000	5,224
5.00%, 07/01/2026	7,000	7,401
5.00%, 07/01/2033	6,555	7,078
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2024	1,600	1,636
5.00%, 01/01/2033	1,000	1,072
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,057
5.00%, 12/01/2037	3,500	3,445
State of Arizona
5.00%, 10/01/2024	1,075	1,113
Tempe Industrial Development Authority
4.00%, 12/01/2022	205	205
4.00%, 12/01/2038	1,190	941
5.00%, 12/01/2050	500	422
5.00%, 12/01/2054	750	623
Tender Option Bond Trust Receipts/Certificates
2.71%, 01/01/2061(2)(3)	2,100	2,100
University of Arizona
5.00%, 06/01/2038	1,955	2,070
5.00%, 06/01/2039	860	909

Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	329
5.00%, 07/01/2025	1,410	1,475
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345	345
4.00%, 07/01/2032	355	350
4.00%, 07/01/2033	370	357
4.00%, 07/01/2034	375	356
4.00%, 07/01/2035	350	326

Total Arizona		183,351

Arkansas – 0.14%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	133
4.00%, 07/01/2027	220	212
4.50%, 09/01/2049(3)	2,900	2,346
4.75%, 09/01/2049(3)	2,500	2,106
5.45%, 09/01/2052(3)	9,925	8,942
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930	953

Total Arkansas		14,692

California – 7.43%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,303
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,551
5.00%, 10/01/2037	2,000	2,038
Alisal Union School District
5.25%, 08/01/2042	740	781
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,010
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585	602
4.00%, 06/01/2036	1,350	1,276
Bay Area Toll Authority
2.85%, 04/01/2047(2)	985	959
2.87% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(1)	15,000	14,528
2.91% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(1)	10,000	9,836
2.95%, 04/01/2047(2)	1,155	1,116
3.71% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(1)	1,000	1,009
Calexico Unified School District
4.00%, 08/01/2042	680	618
California Community Housing Agency
4.00%, 02/01/2050(3)	2,735	1,898
4.00%, 08/01/2051(3)	925	572
4.00%, 02/01/2056(3)	2,535	1,865
4.00%, 02/01/2056(3)	5,865	4,209
5.00%, 08/01/2049(3)	6,215	5,332
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	372
4.00%, 06/01/2036	275	251
4.00%, 06/01/2037	275	248
4.00%, 06/01/2038	275	246
5.00%, 06/01/2026	215	222
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	1,795
4.00%, 04/01/2049	2,000	1,640
5.00%, 11/01/2032(2)	1,400	1,402
5.00%, 07/01/2034(2)	1,220	1,221
5.00%, 08/15/2034	125	129
California Housing Finance
3.50%, 11/20/2035	3,609	3,118
4.00%, 03/20/2033	3,348	3,185
4.25%, 01/15/2035	506	485
California Infrastructure & Economic Development Bank
0.85%, 01/01/2050(2)(3)	20,000	19,779
5.00%, 11/01/2057	1,250	1,255
California Municipal Finance Authority
0.70%, 12/01/2044(2)	3,550	3,430
4.00%, 05/15/2032	750	726
4.00%, 05/15/2036	2,750	2,585
4.00%, 08/15/2037	1,560	1,427
4.00%, 08/15/2042	1,635	1,436
4.00%, 02/01/2051	975	818
5.00%, 08/15/2029	1,000	1,074
5.00%, 05/15/2031	200	212
5.00%, 05/15/2033	1,870	1,888
5.00%, 08/15/2034	1,065	1,132
5.00%, 05/15/2036	2,500	2,499
5.00%, 12/31/2043	12,725	12,380
5.00%, 12/31/2047	555	532
5.00%, 05/15/2049	1,000	944
5.00%, 10/01/2049(3)	515	437
5.00%, 10/01/2057(3)	1,000	824

California Pollution Control Financing Authority
5.00%, 07/01/2037(3)	5,000	4,862
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,663
2.38%, 11/15/2028(3)	500	434
4.00%, 07/15/2041	2,800	2,544
5.00%, 07/01/2027(3)	175	148
5.00%, 11/15/2036(3)	250	224
5.00%, 07/01/2047(3)	140	100
5.00%, 10/15/2047	3,075	3,020
California School Finance Authority
2.00%, 10/01/2024(3)	285	271
3.00%, 10/01/2031(3)	215	184
4.00%, 11/01/2031(3)	500	445
4.00%, 11/01/2041(3)	980	763
4.00%, 06/01/2061(3)	1,000	667
California State Public Works Board
4.00%, 05/01/2036	350	342
4.00%, 11/01/2038	4,000	3,780
5.00%, 03/01/2024	2,500	2,565
5.00%, 03/01/2025	3,340	3,481
5.00%, 08/01/2030	970	1,077
5.00%, 08/01/2033	1,800	1,986
5.00%, 11/01/2037	235	235
5.00%, 09/01/2039	10,705	10,982
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	364
4.00%, 09/02/2029	200	194
4.00%, 09/02/2029	300	280
4.00%, 09/02/2031	300	274
4.00%, 05/15/2035	3,920	3,757
4.00%, 04/01/2036	675	619
4.00%, 05/15/2036	1,540	1,467
4.00%, 04/01/2037	700	636
4.00%, 05/15/2037	3,595	3,404
4.00%, 04/01/2038	2,400	2,120
4.00%, 05/15/2038	2,795	2,628
4.00%, 05/15/2039	2,030	1,900
4.00%, 09/02/2051	1,000	759
4.00%, 09/02/2051	1,175	916
4.00%, 09/02/2051	1,250	969
5.00%, 10/01/2028	1,100	1,100
5.00%, 11/01/2032(3)	1,135	1,154
5.00%, 04/01/2035	1,300	1,337
5.00%, 01/01/2038	750	749
5.00%, 09/02/2039	745	761
5.00%, 05/15/2040	400	400
5.00%, 11/01/2041(3)	875	879
5.00%, 09/02/2042	1,300	1,222
5.00%, 01/01/2043	1,000	985
5.00%, 09/02/2044	500	501
5.00%, 09/02/2044	700	704
5.00%, 09/02/2044	1,350	1,358
5.00%, 02/01/2045	1,175	898
5.00%, 04/01/2046(2)	4,300	4,678
5.00%, 01/01/2048	2,840	2,749
5.00%, 09/02/2049	700	701
5.00%, 09/02/2052	1,900	1,712
5.25%, 12/01/2048(3)	800	753
5.25%, 12/01/2056(3)	6,635	6,137
5.38%, 11/01/2049(3)	100	86
5.50%, 12/01/2054	2,270	2,282
5.50%, 12/01/2058(3)	6,315	6,072
City of Los Angeles CA Wastewater System Revenue
5.00%, 06/01/2031	8,000	9,071
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	638
4.00%, 05/15/2036	800	742
4.00%, 05/15/2037	850	782
4.00%, 05/15/2038	750	683
4.00%, 05/15/2038	20,000	18,221
4.00%, 05/15/2039	775	698
4.00%, 05/15/2040	750	670
4.00%, 05/15/2041	800	709
4.00%, 05/15/2044	3,000	2,606
4.75%, 05/15/2035	8,340	8,427
5.00%, 05/15/2025	2,000	2,061
5.00%, 05/15/2026	520	539
5.00%, 05/15/2026	1,455	1,509

5.00%, 05/15/2027	1,325	1,383
5.00%, 05/15/2028	1,150	1,203
5.00%, 05/15/2031	2,325	2,413
5.00%, 05/15/2033	1,325	1,364
5.00%, 05/15/2034	1,860	1,924
5.00%, 05/15/2034	2,425	2,503
5.00%, 05/15/2035	1,510	1,539
5.00%, 05/15/2037	2,000	2,039
5.00%, 05/15/2038	3,705	3,798
5.00%, 05/15/2040	1,095	1,098
5.00%, 05/15/2040	10,000	10,058
5.00%, 05/15/2041	2,255	2,269
5.25%, 05/15/2031	4,805	5,047
5.25%, 05/15/2032	3,210	3,362
5.50%, 05/15/2036	3,500	3,795
5.50%, 05/15/2047	2,725	2,865
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,108
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	489
CMFA Special Finance Agency
4.00%, 08/01/2045(3)	970	690
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,229
4.00%, 08/01/2047(3)	2,325	1,581
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	3,675	2,295
CMFA Special Finance Agency XII
4.38%, 08/01/2049(3)	800	576
Coast Community College District
5.00%, 08/01/2036	3,000	3,245
Compton Community Redevelopment Agency Successor Agency
5.00%, 08/01/2028	3,510	3,724
Corona Community Facilities District
5.00%, 09/01/2027	100	104
5.25%, 09/01/2034	185	190
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	158
5.00%, 09/01/2031	225	232
5.00%, 09/01/2034	335	339
5.00%, 09/01/2036	560	561
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,076
3.00%, 03/01/2057(3)	2,000	1,247
3.13%, 06/01/2057(3)	4,540	2,826
3.25%, 04/01/2057(3)	2,880	1,879
3.25%, 05/01/2057(3)	2,400	1,593
4.00%, 07/01/2056(3)	1,162	818
4.00%, 08/01/2056(3)	1,225	911
4.00%, 09/01/2056(3)	800	593
4.00%, 10/01/2056(3)	250	195
4.00%, 10/01/2056(3)	5,045	3,669
4.00%, 12/01/2056(3)	5,030	3,313
4.00%, 06/01/2058(3)	1,575	1,167
4.00%, 12/01/2058(3)	3,595	2,508
4.00%, 12/01/2059(3)	255	158
Deutsche Bank Spears/Lifers Trust
2.86%, 12/01/2052(2)(3)(6)	15,000	15,000
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,773
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	259
5.00%, 04/01/2036	200	207
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,080
Fresno Unified School District
5.00%, 08/01/2040	350	369
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	948
0.00%, 06/01/2066	27,225	2,381
5.00%, 06/01/2024	255	263
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,167
5.00%, 08/01/2042	630	656
Irvine Unified School District
5.00%, 03/01/2057	800	762
La Mesa-Spring Valley School District
4.00%, 08/01/2038	425	394
4.00%, 08/01/2040	530	484
Los Angeles Community College District
4.00%, 08/01/2036	10,020	9,756

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,491
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,264
5.00%, 12/01/2030	2,520	2,649
5.00%, 12/01/2032	3,250	3,630
5.00%, 12/01/2034	5,375	5,939
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,686
5.00%, 07/01/2040	9,185	9,736
5.00%, 07/01/2046	3,880	4,083
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034	4,505	4,723
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,079
4.00%, 07/01/2037	3,000	2,920
5.00%, 07/01/2027	2,385	2,576
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,783
5.00%, 08/01/2028	1,000	1,049
5.00%, 08/01/2029	775	813
5.00%, 08/01/2030	2,530	2,654
Merced City School District
4.00%, 08/01/2046	1,250	1,121
Metropolitan Water District of Southern California
2.60% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	2,530	2,517
2.60% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(1)	6,650	6,616
Mizuho Floater/Residual Trust
2.71%, 06/01/2050(2)(3)	13,400	13,400
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,259
4.00%, 08/01/2029	1,000	1,046
4.00%, 08/01/2030	1,445	1,504
4.00%, 08/01/2032	2,030	2,092
Natomas Unified School District
4.00%, 08/01/2045	4,000	3,591
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	3,662
5.00%, 03/01/2028	1,340	1,384
5.00%, 03/01/2030	1,700	1,752
5.00%, 03/01/2042	1,390	1,405
North Coast County Water District
4.00%, 10/01/2029	145	151
4.00%, 10/01/2033	250	254
4.00%, 10/01/2041	420	382
Ontario International Airport Authority
4.00%, 05/15/2039	850	760
4.00%, 05/15/2040	635	566
4.00%, 05/15/2041	400	354
Orange County Community Facilities District
5.25%, 08/15/2045	975	988
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,627
Pittsburg Unified School District
4.00%, 08/01/2032	280	284
4.00%, 08/01/2033	100	101
4.00%, 08/01/2035	280	276
4.00%, 08/01/2039	400	376
4.00%, 08/01/2046	875	794
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,854
Port of Oakland
5.00%, 05/01/2023	175	177
5.00%, 05/01/2024	150	154
5.00%, 05/01/2024	1,920	1,960
5.00%, 05/01/2025	4,800	4,949
5.00%, 05/01/2026	1,170	1,218
5.00%, 05/01/2027	3,970	4,167
5.00%, 05/01/2028	1,875	1,980
5.00%, 05/01/2029	1,875	1,991
5.00%, 11/01/2029	1,875	1,998
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	15,898
5.00%, 05/15/2047	10,825	11,246
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500	1,364
Riverside County Transportation Commission
4.00%, 06/01/2046	5,250	4,414
Sacramento City Financing Authority
5.00%, 12/01/2033	875	914

Sacramento City Unified School District
5.00%, 07/01/2031	1,740	1,928
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,430
5.00%, 07/01/2030	205	215
5.00%, 07/01/2037	6,000	6,119
5.00%, 07/01/2038	6,100	6,200
San Francisco Bay Area Rapid Transit District
5.00%, 08/01/2039	2,650	2,868
San Francisco City & County Airport Comm-San Francisco International Airport
4.00%, 05/01/2039	1,875	1,674
5.00%, 05/01/2037	945	960
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2049	3,250	3,251
State of California
4.00%, 10/01/2024	4,475	4,544
4.00%, 03/01/2025	3,500	3,569
4.00%, 10/01/2025	2,240	2,294
4.00%, 03/01/2026	375	384
4.00%, 10/01/2026	2,740	2,819
4.00%, 11/01/2035	1,750	1,742
4.00%, 03/01/2036	3,385	3,365
4.00%, 11/01/2036	2,735	2,713
4.00%, 11/01/2037	1,625	1,597
4.00%, 10/01/2041	2,235	2,087
4.00%, 11/01/2041	2,000	1,946
5.00%, 08/01/2023	3,000	3,047
5.00%, 12/01/2023	2,980	3,045
5.00%, 05/01/2024	1,945	2,002
5.00%, 10/01/2024	1,790	1,855
5.00%, 12/01/2024	1,255	1,304
5.00%, 10/01/2025	1,280	1,348
5.00%, 09/01/2026	2,000	2,136
5.00%, 08/01/2027	620	651
5.00%, 11/01/2028	8,000	8,782
5.00%, 08/01/2029	935	996
5.00%, 09/01/2029	370	395
5.00%, 11/01/2029	3,170	3,432
5.00%, 04/01/2030	5,130	5,715
5.00%, 08/01/2030	3,500	3,721
5.00%, 08/01/2030	3,910	4,217
5.00%, 11/01/2032	11,555	12,756
5.00%, 03/01/2033	7,765	8,481
5.00%, 09/01/2034	1,430	1,578
5.00%, 04/01/2035	2,585	2,822
5.00%, 04/01/2035	4,980	5,306
5.00%, 09/01/2035	1,365	1,493
5.00%, 09/01/2035	2,320	2,538
5.00%, 10/01/2037	15,000	16,205
5.00%, 10/01/2041	10,465	11,170
5.00%, 04/01/2042	1,700	1,775
5.00%, 04/01/2042	1,750	1,874
5.00%, 09/01/2042	26,500	28,449
5.00%, 09/01/2052	1,000	1,061
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,588
5.00%, 12/01/2033	8,530	9,560
Tender Option Bond Trust Receipts/Certificates
2.66%, 05/01/2053(2)(3)	18,700	18,700
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	260
5.00%, 10/01/2034	250	259
5.00%, 10/01/2035	240	249
5.00%, 10/01/2038	600	614
Tustin Unified School District
4.00%, 09/01/2034	125	125
4.00%, 09/01/2035	255	252
University of California
5.00%, 05/15/2034	1,500	1,643
5.00%, 05/15/2036	1,135	1,232
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,071
4.00%, 07/01/2036	1,220	1,146
4.00%, 07/01/2038	1,320	1,221
4.00%, 07/01/2040	2,850	2,600

Total California		794,462

Colorado – 2.37%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,179
5.00%, 12/15/2030	4,000	4,238
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	1,483

Amber Creek Metropolitan District
5.00%, 12/01/2037	747	688
5.13%, 12/01/2047	1,050	913
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,270
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	455
5.00%, 12/01/2050	1,000	838
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,278
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	497
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	453
5.00%, 12/01/2050	1,340	1,089
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	472
City & County of Denver CO
5.00%, 10/01/2032	9,405	8,951
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,485
5.00%, 11/15/2025	4,390	4,546
5.00%, 11/15/2029	3,105	3,225
5.00%, 12/01/2029	1,130	1,179
5.00%, 11/15/2031(2)	1,000	1,031
5.00%, 12/01/2031	7,045	7,275
5.00%, 11/15/2032	2,175	2,352
5.00%, 12/01/2032	385	396
5.00%, 12/01/2035	5,520	5,587
5.50%, 11/15/2042	2,760	2,911
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,628
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	77
4.00%, 06/01/2026	535	534
4.00%, 06/01/2028	580	576
4.00%, 05/01/2029	70	66
4.00%, 05/01/2030	65	60
4.00%, 06/01/2030	325	319
4.00%, 06/01/2032	340	324
4.00%, 05/01/2036	75	64
4.00%, 07/01/2036	1,295	1,206
4.00%, 12/15/2036	750	696
4.00%, 12/15/2041	1,000	899
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	680
2.80%, 05/15/2042(2)	3,585	3,583
4.00%, 01/01/2035	2,495	2,379
4.00%, 11/01/2039	3,775	3,374
4.00%, 08/01/2044	1,520	1,261
5.00%, 12/01/2022	1,855	1,861
5.00%, 11/01/2023	1,350	1,375
5.00%, 11/01/2024	1,125	1,156
5.00%, 11/01/2025	1,715	1,775
5.00%, 11/01/2026	1,330	1,387
5.00%, 08/01/2027	1,000	1,034
5.00%, 08/01/2028	1,000	1,037
5.00%, 01/01/2031	100	95
5.00%, 05/15/2031	1,000	1,100
5.00%, 05/15/2032	1,000	1,105
5.00%, 11/15/2036(2)	6,770	6,888
5.00%, 01/01/2037	250	226
5.00%, 08/01/2044	6,110	5,921
5.00%, 09/01/2046	1,000	970
5.00%, 08/01/2049(2)	1,330	1,364
5.00%, 11/15/2049(2)	2,585	2,713
5.00%, 05/15/2062(2)	3,295	3,448
5.00%, 05/15/2062(2)	4,415	4,702
5.25%, 01/01/2040	540	542
6.13%, 12/01/2045(3)	675	497
6.25%, 12/01/2050(3)	205	149
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,265	3,214
5.00%, 12/31/2051	4,400	4,287
5.00%, 12/31/2056	4,790	4,630
Colorado Housing & Finance Authority
4.25%, 11/01/2049	425	422
4.25%, 11/01/2049	775	769
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	581

Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	715
5.00%, 12/01/2049	1,500	1,302
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	470
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	786
County of El Paso CO
4.00%, 12/01/2033	800	805
4.00%, 12/01/2035	910	908
5.00%, 12/01/2031	600	657
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	10,832
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,750	4,757
5.00%, 12/01/2030	2,000	2,037
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,359	1,303
5.63%, 12/01/2048	2,130	1,983
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,767
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	476
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	995
E-470 Public Highway Authority
2.33% (SOFR + 0.35%), 09/01/2039(1)	2,195	2,173
5.00%, 09/01/2040	5,165	5,246
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,008
Eagle County School District No Re50J
4.00%, 12/01/2036	980	959
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,176
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,492
Hogback Metropolitan District
5.00%, 12/01/2041	725	630
5.00%, 12/01/2051	1,050	858
Jefferson County School District R-1
4.00%, 12/15/2036	1,250	1,224
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270	275
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,144
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	635
5.00%, 12/01/2049	1,000	850
Mizuho Floater/Residual Trust
2.71%, 07/01/2034(2)(3)(6)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	382
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	448
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	1,785
Peak Metropolitan District No 1
5.00%, 12/01/2041(3)	1,000	875
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	381
4.00%, 12/01/2051	650	475
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	207
4.75%, 12/01/2045(3)	1,900	1,615
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	666
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	1,403
Regional Transportation District
4.00%, 01/15/2033	850	794
4.00%, 07/15/2033	270	251
4.00%, 07/15/2034	750	689
5.00%, 06/01/2031	1,315	1,412
5.00%, 07/15/2032	600	612
Reunion Metropolitan District
3.63%, 12/01/2044	1,705	1,162
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,500	1,224
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,354

Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2022	575	576
4.00%, 12/01/2025	270	274
4.00%, 12/01/2026	300	305
4.00%, 12/01/2042	1,035	928
Southglenn Metropolitan District
5.00%, 12/01/2046	500	441
Southlands Metropolitan District No 1
3.00%, 12/01/2022	100	100
3.50%, 12/01/2027	500	455
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500	478
State of Colorado
4.00%, 12/15/2035	7,400	7,015
6.00%, 12/15/2038	5,000	5,805
6.00%, 12/15/2039	1,200	1,390
6.00%, 12/15/2040	5,165	5,968
6.00%, 12/15/2041	6,125	7,062
STC Metropolitan District No 2
3.00%, 12/01/2025	555	519
5.00%, 12/01/2038	500	457
University of Colorado
2.00%, 06/01/2051(2)	1,310	1,223
2.00%, 06/01/2051(2)	1,545	1,470
2.00%, 06/01/2054(2)	5,955	5,753
5.00%, 06/01/2047	500	531
University of Colorado Hospital Authority
5.00%, 11/15/2047(2)	9,530	9,745
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	206
5.00%, 12/15/2024	135	139
5.00%, 12/01/2025	180	188
5.00%, 12/15/2025	85	89
5.00%, 12/01/2026	195	206
5.00%, 12/01/2027	205	219
5.00%, 12/01/2028	210	227
5.00%, 12/15/2028	130	138
5.00%, 12/01/2029	210	229
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	500	532
5.00%, 12/01/2031	230	249
5.00%, 12/01/2032	250	270
5.00%, 12/01/2035	100	106
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	770
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,438
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	546
5.00%, 12/01/2049	1,000	863

Total Colorado		253,178

Connecticut – 2.12%
City of Bridgeport CT
4.00%, 08/01/2036	225	213
4.00%, 06/01/2037	2,460	2,282
4.00%, 09/01/2042	995	868
5.00%, 09/15/2029	2,600	2,844
5.00%, 09/15/2030	2,250	2,454
5.00%, 06/01/2033	1,985	2,127
5.00%, 08/01/2034	250	268
5.00%, 09/01/2040	1,380	1,436
City of Hartford CT
5.00%, 07/15/2023	2,000	2,027
5.00%, 07/15/2026	2,430	2,526
City of New Britain CT
5.00%, 03/01/2027	1,260	1,328
5.00%, 03/01/2028	1,490	1,571
5.00%, 03/01/2033	1,900	1,991
City of New Haven CT
4.00%, 08/01/2037	1,000	927
5.00%, 08/15/2023	900	914
5.00%, 08/15/2029	2,000	2,109
5.00%, 08/15/2031	1,000	1,050
5.25%, 08/01/2023	1,115	1,132
City of West Haven CT
4.00%, 09/15/2030	300	304
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,229
3.00%, 11/15/2050	6,170	5,895
3.00%, 05/15/2051	8,540	8,080
5.00%, 05/15/2025	1,995	2,066
5.00%, 11/15/2025	1,270	1,323

5.00%, 05/15/2026	1,290	1,351
5.00%, 11/15/2026	600	632
5.00%, 05/15/2027	675	713
5.00%, 11/15/2027	550	584
5.00%, 05/15/2028	700	745
5.00%, 11/15/2028	750	802
5.00%, 05/15/2029	720	773
5.00%, 11/15/2029	1,000	1,078
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(2)	5,885	5,509
0.55%, 07/01/2037(2)	4,500	4,388
1.10%, 07/01/2033(2)	22,000	20,622
1.10%, 07/01/2048(2)	9,000	8,915
1.80%, 07/01/2049(2)	2,005	1,943
2.00%, 07/01/2042(2)	6,470	6,072
4.00%, 07/01/2032	250	251
4.00%, 07/01/2033	265	263
4.00%, 07/01/2034	275	269
4.00%, 07/01/2035	250	239
4.00%, 07/01/2036	200	187
4.00%, 07/01/2044	865	652
4.00%, 07/01/2046	880	710
4.00%, 07/01/2049	3,370	2,432
5.00%, 11/01/2023	695	708
5.00%, 11/01/2024	475	491
5.00%, 07/01/2025(3)	435	423
5.00%, 06/01/2027	200	210
5.00%, 06/01/2028	400	422
5.00%, 11/01/2028	1,245	1,353
5.00%, 06/01/2029	250	265
5.00%, 07/01/2029	150	162
5.00%, 07/01/2029(3)	440	411
5.00%, 07/01/2029	1,000	1,062
5.00%, 07/01/2030	175	190
5.00%, 06/01/2031	600	636
5.00%, 07/01/2031	250	271
5.00%, 07/01/2032	700	741
5.00%, 07/01/2032	2,000	2,073
5.00%, 07/01/2033	235	248
5.00%, 07/01/2033	600	629
5.00%, 07/01/2033	2,730	2,807
5.00%, 07/01/2034	320	336
5.00%, 07/01/2034	700	733
5.00%, 07/01/2035	350	365
5.00%, 07/01/2035	525	546
5.00%, 07/01/2036	360	374
5.00%, 07/01/2036	1,000	1,033
5.00%, 07/01/2037	390	403
5.00%, 07/01/2043	1,750	1,610
5.00%, 07/01/2049(3)	1,550	1,202
5.00%, 07/01/2053(2)	2,625	2,753
5.00%, 07/01/2053(2)	3,445	3,547
Metropolitan District
4.00%, 09/01/2037	3,980	3,717
4.00%, 09/01/2038	3,000	2,772
State of Connecticut
3.00%, 01/15/2023	525	525
3.00%, 01/15/2024	450	449
4.00%, 01/15/2024	290	293
4.00%, 01/15/2039	8,835	8,166
5.00%, 07/15/2023	1,160	1,177
5.00%, 01/15/2026	850	893
5.00%, 04/15/2026	1,500	1,581
5.00%, 06/15/2027	1,680	1,751
5.00%, 09/15/2027	1,000	1,073
5.00%, 03/01/2029	1,500	1,534
5.00%, 04/15/2030	565	615
5.00%, 09/15/2030	650	718
5.00%, 06/15/2032	500	555
5.00%, 06/15/2032	710	737
5.00%, 09/15/2032	325	361
5.00%, 11/15/2032	200	209
5.00%, 04/15/2034	645	689
5.00%, 04/15/2035	3,250	3,454
5.00%, 06/15/2035	300	325
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,113
4.00%, 05/01/2038	1,025	996
4.00%, 05/01/2040	4,280	3,989
4.00%, 11/01/2040	4,240	3,936
5.00%, 09/01/2023	900	915

5.00%, 05/01/2030	2,000	2,200
5.00%, 05/01/2033	3,000	3,245
5.00%, 05/01/2034	3,400	3,659
5.00%, 05/01/2034	8,900	9,653
5.00%, 05/01/2035	4,615	4,981
5.00%, 01/01/2036	1,500	1,585
5.00%, 05/01/2037	5,000	5,307
5.00%, 01/01/2038	4,400	4,632
Town of Hamden CT
5.00%, 08/15/2026	500	513
5.00%, 08/15/2026	1,335	1,399
5.00%, 08/01/2030	500	531
5.00%, 08/01/2032	500	527
5.00%, 01/01/2040	1,875	1,640
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,797
University of Connecticut
5.00%, 11/01/2028	1,290	1,400
5.00%, 02/15/2036	1,000	1,062
5.00%, 02/15/2037	1,500	1,588
5.25%, 11/15/2034	3,705	3,977

Total Connecticut		226,337

Delaware – 0.42%
County of Kent DE
5.00%, 07/01/2040	1,020	914
5.00%, 07/01/2048	2,305	1,962
County of Sussex DE
5.00%, 01/01/2036	2,230	2,160
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	347
5.00%, 07/01/2032	235	257
Delaware River & Bay Authority
4.00%, 01/01/2042	185	173
4.00%, 01/01/2046	1,100	993
5.00%, 01/01/2029	350	380
5.00%, 01/01/2032	500	554
5.00%, 01/01/2035	350	379
Delaware State Economic Development Authority
1.05%, 01/01/2031(2)	4,630	4,295
4.00%, 09/01/2030	180	172
4.00%, 09/01/2041	550	471
4.00%, 06/01/2042	1,000	792
5.00%, 09/01/2036	1,225	1,237
5.00%, 08/01/2039	715	665
5.00%, 09/01/2040	250	251
5.00%, 09/01/2046	700	688
5.00%, 11/15/2048	2,000	1,957
5.00%, 08/01/2049	900	796
5.00%, 09/01/2050	250	244
5.00%, 08/01/2054	835	726
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,418
5.00%, 06/01/2043	1,000	984
5.00%, 06/01/2048	500	491
5.00%, 06/01/2050	2,000	1,963
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,545
5.00%, 09/01/2032	3,245	3,543
5.00%, 09/01/2033	2,750	2,986
5.00%, 09/01/2034	6,750	7,279
5.00%, 09/01/2035	2,200	2,363

Total Delaware		44,985

District of Columbia – 1.68%
District of Columbia
0.00%, 06/01/2046(3)	1,200	698
4.00%, 02/01/2037	2,860	2,705
5.00%, 10/01/2022	3,730	3,730
5.00%, 03/01/2024	455	467
5.00%, 10/01/2029	5,000	5,548
5.00%, 06/01/2030	1,085	1,115
5.00%, 12/01/2033	5,000	5,360
5.00%, 06/01/2034	1,000	1,032
5.00%, 06/01/2034	2,100	2,207
5.00%, 12/01/2034	3,240	3,565
5.00%, 06/01/2035	3,000	3,064
5.00%, 07/01/2042	1,530	1,332
5.00%, 06/01/2046	3,370	3,202
5.00%, 07/01/2052	1,230	1,008
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(2)	10,000	9,785

District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	332
0.00%, 06/15/2046	13,000	2,623
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(2)	9,340	9,062
3.00%, 10/01/2057(2)	8,715	8,430
Metropolitan Washington Airports Authority
5.00%, 10/01/2023	850	862
5.00%, 10/01/2024	1,325	1,358
5.00%, 10/01/2024	1,500	1,551
5.00%, 10/01/2025	1,185	1,239
5.00%, 10/01/2027	500	523
5.00%, 10/01/2030	1,480	1,480
5.00%, 10/01/2030	5,280	5,469
5.00%, 10/01/2031	5,335	5,528
5.00%, 10/01/2032	5,000	5,115
5.00%, 10/01/2037	1,000	1,012
5.00%, 10/01/2043	8,000	8,003
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	523
4.00%, 10/01/2038	635	578
5.00%, 10/01/2027	25,000	26,138
5.00%, 10/01/2030	2,530	2,667
5.00%, 10/01/2031	4,305	4,525
5.00%, 10/01/2032	11,490	12,028
5.00%, 10/01/2033	6,230	6,468
5.00%, 10/01/2034	1,520	1,569
5.00%, 10/01/2035	1,350	1,384
5.00%, 10/01/2036	1,075	1,099
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,235
0.00%, 10/01/2037	1,000	477
4.00%, 10/01/2038	415	371
5.00%, 10/01/2034	1,500	1,530
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,352
5.00%, 10/01/2024	1,030	1,063
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115	2,176
5.00%, 07/01/2032	3,250	3,449
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2035	2,190	2,157
5.00%, 07/15/2023	1,665	1,688
5.00%, 07/15/2024	1,100	1,134
5.00%, 07/15/2035	3,675	3,954
5.00%, 07/15/2037	2,300	2,467

Total District of Columbia		179,437

Florida – 5.63%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,210
5.00%, 12/01/2036	1,000	1,002
5.00%, 12/01/2044	3,350	3,288
6.00%, 11/15/2034	35	27
6.25%, 11/15/2044	400	293
6.38%, 11/15/2049	300	216
Alachua County School Board
5.00%, 07/01/2027	1,155	1,226
5.00%, 07/01/2030	2,140	2,334
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	202
2.75%, 05/01/2031(3)	270	218
Astonia Community Development District
2.50%, 05/01/2026(3)	250	225
3.00%, 05/01/2031(3)	205	169
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,225	1,085
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	112
2.88%, 05/01/2031	250	204
5.00%, 05/01/2042	1,920	1,830
5.00%, 05/01/2053	1,440	1,338
Berry Bay Community Development District
2.63%, 05/01/2026	200	181
Brevard County Health Facilities Authority
5.00%, 04/01/2037(6)	2,285	2,290
5.00%, 04/01/2039	1,335	1,366
5.00%, 04/01/2040	5,000	5,050
Capital Projects Finance Authority
5.00%, 10/01/2024	550	557
5.00%, 10/01/2025	2,630	2,664
5.00%, 10/01/2026	1,275	1,288
5.00%, 10/01/2027	1,750	1,765
5.00%, 10/01/2034	500	487
5.00%, 10/01/2035	500	484

Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440	1,214
4.00%, 06/15/2023(3)	550	545
4.00%, 06/15/2025(3)	250	240
4.00%, 06/15/2031(3)	700	604
5.25%, 12/01/2058(3)	2,650	2,256
Celebration Community Development District
2.25%, 05/01/2026	105	93
2.75%, 05/01/2031	120	97
Central Florida Expressway Authority
4.00%, 07/01/2034	2,935	2,889
5.00%, 07/01/2026	1,375	1,460
5.00%, 07/01/2035	5,000	5,281
CFM Community Development District
2.88%, 05/01/2031	420	342
Charles Cove Community Development District
3.00%, 05/01/2031	280	229
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,250
City of Jacksonville FL
5.00%, 10/01/2026	475	503
5.00%, 10/01/2027	380	409
5.00%, 08/15/2028	3,045	3,281
5.00%, 10/01/2028	755	822
5.00%, 08/15/2029	2,500	2,721
5.00%, 10/01/2029	655	722
5.00%, 08/15/2030	1,700	1,827
5.00%, 10/01/2030	615	683
5.00%, 08/15/2031	2,250	2,405
5.00%, 08/15/2032	1,200	1,277
5.00%, 10/01/2032	565	629
5.00%, 08/15/2033	1,200	1,271
5.00%, 06/01/2053(3)	1,485	1,310
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,776
City of Orlando FL
5.00%, 10/01/2031	1,120	1,213
5.00%, 10/01/2032	1,300	1,371
5.00%, 10/01/2032	1,680	1,814
5.00%, 10/01/2035	1,200	1,286
5.00%, 10/01/2036	1,000	1,070
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,152
City of Palmetto FL
4.25%, 06/01/2027	250	244
5.00%, 06/01/2032	400	394
City of Pompano Beach FL
1.45%, 01/01/2027	600	522
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	253
5.00%, 08/15/2024	400	410
5.00%, 08/15/2025	700	725
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,415
City of Tampa FL
0.00%, 09/01/2036	800	389
0.00%, 09/01/2037	800	367
5.00%, 04/01/2040	1,115	1,129
Cobblestone Community Development District
3.40%, 05/01/2027	190	174
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	157
2.80%, 05/01/2031(3)	245	199
4.50%, 05/01/2027	115	113
5.10%, 05/01/2032	170	167
5.30%, 05/01/2032	105	103
County of Broward FL
5.00%, 04/01/2028	560	565
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	585	585
5.00%, 10/01/2025	2,125	2,196
5.00%, 10/01/2026	1,000	1,034
5.00%, 10/01/2026	3,665	3,788
5.00%, 10/01/2027	1,650	1,712
5.00%, 10/01/2027	3,500	3,631
5.00%, 10/01/2028	1,500	1,565
5.00%, 10/01/2029	500	511
5.00%, 10/01/2029	1,150	1,206
5.00%, 10/01/2030	405	417

5.00%, 10/01/2031	1,525	1,582
5.00%, 10/01/2036	1,350	1,368
5.00%, 10/01/2036	1,500	1,514
5.00%, 10/01/2040	10,000	10,001
5.00%, 10/01/2042	110	110
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	935
5.00%, 09/01/2030	310	336
5.00%, 09/01/2030	1,780	1,915
5.00%, 09/01/2032	265	281
5.00%, 09/01/2034	1,925	2,017
5.00%, 09/01/2035	2,000	2,086
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,091
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,240
5.00%, 10/01/2030	1,680	1,833
5.00%, 10/01/2031	1,375	1,494
5.00%, 10/01/2035	1,805	1,940
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,885
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,149
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,013
5.00%, 07/01/2023	7,135	7,231
5.00%, 10/01/2024	1,785	1,839
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,506
4.00%, 10/01/2039	300	271
4.00%, 10/01/2040	1,450	1,304
4.00%, 10/01/2041	1,500	1,335
5.00%, 10/01/2024	2,510	2,591
5.00%, 10/01/2029	625	635
5.00%, 10/01/2030	250	269
5.00%, 10/01/2031	3,000	3,000
5.00%, 10/01/2031	7,500	7,569
5.00%, 10/01/2033	7,000	7,042
5.00%, 10/01/2034	5,520	5,547
5.00%, 10/01/2035	1,000	1,004
5.00%, 10/01/2037	2,990	3,023
5.00%, 10/01/2038	490	490
5.00%, 10/01/2040	2,380	2,380
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,721
5.00%, 07/01/2043	2,535	2,674
5.00%, 07/01/2044	12,040	12,626
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540	1,517
4.00%, 10/01/2038	1,250	1,203
4.00%, 10/01/2040	8,880	8,094
4.00%, 10/01/2048	1,700	1,493
5.00%, 10/01/2031	4,000	4,151
5.00%, 10/01/2032	1,275	1,321
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	925
4.00%, 10/01/2039	7,000	6,433
4.00%, 10/01/2040	6,000	5,420
4.00%, 10/01/2041	10,000	9,044
6.00%, 10/01/2038	7,000	7,190
6.25%, 10/01/2038	2,000	2,050
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,022
County of Pasco FL
5.00%, 10/01/2050	4,785	4,944
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	175	164
East Nassau Stewardship District
2.40%, 05/01/2026	185	166
3.00%, 05/01/2031	245	201
Elevation Pointe Community Development District
3.90%, 05/01/2027	205	191
4.13%, 05/01/2032	250	233
4.40%, 05/01/2032	1,100	1,037
Entrada Community Development District
2.13%, 05/01/2026(3)	270	241
Epperson North Community Development District
2.45%, 11/01/2026	185	163
2.50%, 05/01/2026	85	76
3.00%, 05/01/2031	165	135
3.10%, 11/01/2031	250	205

Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,041
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	105	99
3.25%, 11/01/2025	250	236
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	510	453
2.38%, 06/01/2027(3)	440	389
3.00%, 07/01/2031(3)	375	316
3.00%, 06/01/2032	2,755	2,137
4.00%, 06/01/2024	105	103
4.00%, 06/01/2026	110	104
4.00%, 07/01/2031	170	157
4.00%, 11/15/2034	3,300	3,076
4.00%, 11/15/2035	2,850	2,638
4.00%, 07/01/2051(3)	1,000	735
5.00%, 04/01/2028	315	330
5.00%, 04/01/2029	250	264
5.00%, 05/01/2029(3)	2,625	2,492
5.00%, 02/15/2031	655	649
5.00%, 06/01/2031	140	130
5.00%, 06/15/2032	545	552
5.00%, 06/01/2035	125	111
5.00%, 02/01/2036	1,905	1,822
5.00%, 02/01/2037	795	755
5.00%, 02/15/2038	600	578
5.00%, 06/15/2038	860	862
5.00%, 02/15/2048	1,600	1,493
5.00%, 02/01/2052	6,600	5,734
5.00%, 06/15/2056	2,570	2,432
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,023
5.00%, 10/01/2033	1,000	1,001
5.00%, 06/01/2048(3)	2,310	2,070
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,530	2,461
Florida Municipal Power Agency
3.00%, 10/01/2032	500	438
5.00%, 10/01/2025	3,475	3,632
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	218
5.00%, 10/01/2032	150	163
5.00%, 10/01/2033	200	216
5.00%, 10/01/2035	250	268
Greater Orlando Aviation Authority
5.00%, 10/01/2024	8,935	9,157
5.00%, 10/01/2026	500	517
5.00%, 10/01/2031	2,000	2,038
5.00%, 10/01/2033	2,020	2,052
5.00%, 10/01/2034	8,000	8,211
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,032
Harbor Bay Community Development District
3.10%, 05/01/2024	40	39
3.10%, 05/01/2024	200	195
3.10%, 05/01/2024	250	243
Hernando County School District
5.00%, 07/01/2024	805	826
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	933
4.00%, 10/01/2040	1,610	1,469
4.00%, 10/01/2041	1,100	1,000
5.00%, 10/01/2032	375	399
5.00%, 10/01/2033	465	491
5.00%, 10/01/2034	2,150	2,259
5.00%, 10/01/2035	2,275	2,381
5.00%, 10/01/2036	2,650	2,763
5.00%, 10/01/2040	12,500	12,929
5.00%, 10/01/2047	8,000	8,265
Hillsborough County Port District
5.00%, 06/01/2038	900	921
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,912
Hilltop Point Community Development District
5.00%, 05/01/2033	200	191
Hyde Park Community Development District No 1
3.25%, 05/01/2027	425	382
3.60%, 05/01/2032	505	423
JEA Electric System Revenue
5.00%, 10/01/2026	1,120	1,180
5.00%, 10/01/2031	1,360	1,469
5.00%, 10/01/2033	2,130	2,277
5.00%, 10/01/2034	1,215	1,294

JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,087
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	115
3.88%, 05/01/2031	1,370	1,237
3.90%, 05/01/2041	285	232
4.10%, 05/01/2051	265	211
4.13%, 05/01/2031	2,000	1,824
4.13%, 05/01/2041	200	171
4.30%, 05/01/2051	325	267
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	168
2.50%, 05/01/2025(3)	375	349
2.63%, 05/01/2031	300	239
3.13%, 05/01/2025	195	185
3.13%, 05/01/2030(3)	310	264
3.40%, 05/01/2030	370	324
4.00%, 05/01/2040	600	513
4.00%, 05/01/2050	1,000	790
4.35%, 05/01/2024	660	659
4.55%, 05/01/2024(3)	370	370
Laurel Road Community Development District
3.00%, 05/01/2031	550	462
3.13%, 05/01/2031	2,405	2,027
4.00%, 05/01/2052	1,450	1,123
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,853
5.63%, 12/01/2037(3)	250	194
5.75%, 12/01/2052(3)	750	521
Lee County School Board
5.00%, 08/01/2028	3,275	3,517
Lee Memorial Health System
5.00%, 04/01/2033(2)	2,850	2,873
5.00%, 04/01/2035	6,575	6,740
5.00%, 04/01/2037	2,060	2,093
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,554
LT Ranch Community Development District
3.00%, 05/01/2025	415	393
Manatee County School District
5.00%, 10/01/2025	520	545
5.00%, 10/01/2029	1,250	1,310
5.00%, 10/01/2030	1,250	1,317
Marion County School Board
5.00%, 06/01/2026	1,455	1,517
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	814
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	134
3.00%, 05/01/2031	310	254
Miami Beach Health Facilities Authority
4.00%, 11/15/2040	500	426
4.00%, 11/15/2041	500	423
4.00%, 11/15/2046	4,825	3,968
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,867
5.00%, 04/01/2045	1,010	1,011
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,260
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	114
5.00%, 08/01/2026	155	161
5.00%, 08/01/2027	345	360
5.00%, 08/01/2028	400	417
5.00%, 08/01/2028	460	483
5.00%, 08/01/2029	480	498
5.00%, 08/01/2030	680	701
5.00%, 08/01/2030	1,050	1,100
5.00%, 08/01/2032	750	769
Miami-Dade County Industrial Development Authority
0.32%, 09/01/2027(2)	1,500	1,496
Mirada II Community Development District
2.50%, 05/01/2026	405	364
Mizuho Floater/Residual Trust
2.71%, 05/01/2034(2)(3)(6)	990	990
Monroe County School District
5.00%, 06/01/2033	540	575
5.00%, 06/01/2035	500	530

North AR-1 Pasco Community Development District
2.63%, 05/01/2026	270	244
North Springs Improvement District
4.00%, 05/01/2041	2,000	1,798
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,537
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,126
Orange County School Board
5.00%, 08/01/2029	1,000	1,045
Orlando Utilities Commission
1.25%, 10/01/2046(2)	1,190	951
Palm Beach County Health Facilities Authority
3.00%, 06/01/2027	410	371
4.00%, 06/01/2026	150	144
4.00%, 06/01/2031	625	554
4.25%, 06/01/2056	2,100	1,543
5.00%, 12/01/2023	105	107
5.00%, 05/15/2024	615	617
5.00%, 12/01/2024	105	109
5.00%, 05/15/2028	1,920	1,897
5.00%, 06/01/2055	2,500	2,225
Palm Beach County School District
5.00%, 08/01/2023	500	506
5.00%, 08/01/2024	220	226
5.00%, 08/01/2026	1,065	1,121
5.00%, 08/01/2026	3,750	3,946
5.00%, 08/01/2030	4,520	4,686
5.00%, 08/01/2032	3,000	3,091
5.00%, 08/01/2038	1,280	1,334
5.00%, 08/01/2039	2,560	2,653
5.25%, 08/01/2038	6,500	6,901
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	107
4.63%, 05/01/2032	500	487
Pasco County School Board
5.00%, 08/01/2030	450	492
5.00%, 08/01/2033	1,000	1,066
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	82
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(2)	2,210	2,083
Portico Community Development District
2.80%, 05/01/2025	620	581
Preston Cove Community Development District
3.25%, 05/01/2027	200	180
3.60%, 05/01/2032	340	285
Reunion East Community Development District
2.40%, 05/01/2026	145	132
2.85%, 05/01/2031	200	168
Reunion West Community Development District
3.00%, 05/01/2036	450	340
Ridge at Apopka Community Development District
4.75%, 05/01/2027	250	246
River Hall Community Development District
3.00%, 05/01/2031	250	205
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	313
3.00%, 05/01/2031	300	245
Rolling Hills Community Development District
3.13%, 05/01/2027	315	280
3.65%, 05/01/2032	400	336
3.75%, 05/01/2042	485	370
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	664
5.00%, 01/01/2047	875	749
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	280
4.25%, 05/01/2053	1,945	1,580
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,123
5.00%, 05/01/2026	1,000	1,038
5.00%, 05/01/2028	2,785	2,882
5.00%, 02/01/2030	500	520
5.00%, 05/01/2031	5,000	5,182
5.00%, 05/01/2031(2)	6,410	6,567
School District of Broward County
5.00%, 07/01/2028	1,500	1,596
5.00%, 07/01/2029	2,545	2,701
5.00%, 07/01/2030	3,955	4,302
5.00%, 07/01/2030	5,500	5,689
5.00%, 07/01/2031	1,000	1,084
5.00%, 07/01/2033	5,000	5,356
5.00%, 07/01/2045	12,400	13,164

Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690	2,507
4.00%, 06/15/2041(3)	425	337
4.00%, 06/15/2051(3)	830	601
4.00%, 06/15/2056(3)	705	492
Seminole Improvement District
4.40%, 10/01/2027	250	246
5.00%, 10/01/2032	250	244
5.30%, 10/01/2037	500	485
Somerset Community Development District
4.00%, 05/01/2024	200	199
4.00%, 05/01/2025	210	207
4.00%, 05/01/2032	255	236
Southern Groves Community Development District No 5
2.40%, 05/01/2026	130	116
2.80%, 05/01/2031	200	161
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	500	398
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	164
4.00%, 12/15/2026	185	176
4.00%, 12/15/2027	215	201
St Johns County School Board
5.00%, 07/01/2029	1,250	1,363
5.00%, 07/01/2030	1,500	1,636
5.00%, 07/01/2031	1,000	1,089
State of Florida
4.00%, 07/01/2034	2,530	2,546
5.00%, 06/01/2024	2,415	2,488
5.00%, 07/01/2024	2,460	2,538
State of Florida Department of Transportation Turnpike System Revenue
4.00%, 07/01/2039	3,625	3,379
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,443
5.00%, 07/01/2024	4,000	4,122
Stillwater Community Development District
2.38%, 06/15/2026(3)	245	219
Sunbridge Stewardship District
5.20%, 05/01/2042	500	461
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,233
Tender Option Bond Trust Receipts/Certificates
2.71%, 08/01/2063(2)(3)	10,000	10,000
Tolomato Community Development District
2.00%, 05/01/2023	1,250	1,234
2.00%, 05/01/2024	1,295	1,248
2.10%, 05/01/2025	1,345	1,264
2.80%, 05/01/2027	2,015	1,775
2.88%, 05/01/2027	170	152
3.00%, 05/01/2032	1,500	1,213
3.50%, 05/01/2024	170	167
Town of Davie FL
5.00%, 04/01/2048	1,440	1,460
Tradition Community Development District No 9
2.30%, 05/01/2026	195	174
2.70%, 05/01/2031	270	217
Two Rivers North Community Development District
4.63%, 05/01/2027	125	122
4.88%, 05/01/2032	250	241
V-Dana Community Development District
2.60%, 05/01/2026	125	113
3.13%, 05/01/2031	125	104
Verano No 3 Community Development District
2.38%, 05/01/2026	80	72
3.00%, 05/01/2031	120	99
Viera Stewardship District
2.30%, 05/01/2026	255	227
2.80%, 05/01/2031	465	378
3.13%, 05/01/2041	750	537
Village Community Development District No 13
3.00%, 05/01/2029	965	864
3.38%, 05/01/2034	975	826
Village Community Development District No 14
5.38%, 05/01/2042	4,095	4,126
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	671
5.00%, 10/15/2044	390	397
5.00%, 10/15/2049	730	740

Volusia County School Board
5.00%, 08/01/2024	2,100	2,160
Watergrass Community Development District II
2.00%, 05/01/2026	285	251
2.50%, 05/01/2031	310	244
West Villages Improvement District
4.00%, 05/01/2024	205	204
Westside Community Development District
3.50%, 05/01/2024(3)	355	349
Westside Haines City Community Development District
2.50%, 05/01/2026	125	115
3.00%, 05/01/2031	215	184
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	355	322
3.63%, 05/01/2032	350	297
Wiregrass II Community Development District
4.50%, 05/01/2027	100	97
4.80%, 05/01/2032	240	229

Total Florida		602,142

Georgia – 2.96%
Atlanta Development Authority
6.50%, 01/01/2029	420	223
6.75%, 01/01/2035	2,390	1,267
7.00%, 01/01/2040	2,585	1,370
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,350	1,271
2.88%, 07/01/2031(3)	1,680	1,459
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	373
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,459
5.00%, 07/01/2031	650	702
5.00%, 07/01/2033	1,135	1,215
5.00%, 07/01/2037	1,800	1,898
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	232
5.00%, 07/01/2024	615	630
5.00%, 07/01/2026	580	602
5.00%, 07/01/2026	1,210	1,278
5.00%, 07/01/2027	2,635	2,812
5.00%, 01/01/2029	875	884
5.00%, 07/01/2032	250	262
5.00%, 07/01/2033	350	363
5.00%, 07/01/2034	250	258
5.00%, 07/01/2035	350	359
5.00%, 07/01/2036	350	357
5.00%, 07/01/2037	385	393
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595	14,960
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2047	330	340
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	476
5.00%, 04/01/2047	1,150	1,142
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(2)	2,700	2,863
5.00%, 07/01/2054(2)	3,330	3,459
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,126
4.00%, 03/01/2041	935	734
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,315
Development Authority for Fulton County
5.00%, 06/15/2044	580	611
5.00%, 04/01/2047	1,750	1,738
Development Authority of Burke County
1.50%, 01/01/2040(2)	4,000	3,691
1.70%, 12/01/2049(2)	2,400	2,277
2.25%, 10/01/2032(2)	2,800	2,772
2.70%, 11/01/2052(2)	7,125	7,125
2.88%, 12/01/2049(2)	5,640	5,472
2.90%, 07/01/2049(2)	12,000	12,000
2.93%, 11/01/2053(2)	2,940	2,875
3.25%, 11/01/2045(2)	3,000	2,923
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	3,375	3,227
5.00%, 11/01/2047(3)	500	455
Fayette County Hospital Authority
5.00%, 07/01/2054(2)	1,300	1,321
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	275	265
4.00%, 04/01/2051(3)	1,500	980
5.00%, 04/01/2047(3)	700	563
5.00%, 04/01/2054(3)	550	427

Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	679
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,041
4.00%, 01/01/2036	1,500	1,300
4.00%, 01/01/2054	2,115	1,612
5.00%, 01/01/2054(3)	5,500	4,233
Georgia State Road & Tollway Authority
5.00%, 06/01/2023	1,000	1,012
5.00%, 06/01/2023	3,250	3,289
5.00%, 06/01/2031	2,000	2,201
5.00%, 06/01/2032	2,000	2,186
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,761
4.00%, 08/01/2037	750	654
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	607
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	510
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	987
Main Street Natural Gas, Inc.
2.55% (1 Month LIBOR USD + 0.83%), 08/01/2048(1)	1,700	1,686
4.00%, 03/01/2023	545	546
4.00%, 12/01/2029	1,370	1,294
4.00%, 04/01/2048(2)	5,000	5,008
4.00%, 08/01/2048(2)	6,475	6,488
4.00%, 08/01/2049(2)	37,670	38,050
4.00%, 03/01/2050(2)	25,000	24,228
4.00%, 05/01/2052(2)	8,335	7,900
4.00%, 07/01/2052(2)	12,855	12,700
4.00%, 09/01/2052(2)	14,010	13,148
5.00%, 05/15/2027	3,000	3,069
5.00%, 05/15/2028	2,500	2,566
5.00%, 05/15/2043	4,520	4,416
5.00%, 12/01/2052(2)	8,640	8,633
Municipal Electric Authority of Georgia
3.00%, 11/01/2022	600	600
4.00%, 11/01/2023	805	809
4.00%, 01/01/2034	1,800	1,660
4.00%, 01/01/2035	435	388
4.00%, 01/01/2035	1,500	1,369
4.00%, 01/01/2036	435	386
4.00%, 01/01/2037	860	755
4.00%, 01/01/2038	850	738
4.00%, 01/01/2039	850	734
4.00%, 01/01/2046	400	355
4.00%, 01/01/2046	590	523
4.00%, 01/01/2051	220	177
4.00%, 01/01/2051	1,100	913
5.00%, 01/01/2024	830	845
5.00%, 01/01/2025	350	360
5.00%, 01/01/2025	900	926
5.00%, 01/01/2025	950	977
5.00%, 01/01/2026	300	311
5.00%, 01/01/2026	320	332
5.00%, 01/01/2026	1,000	1,038
5.00%, 01/01/2027	300	313
5.00%, 01/01/2027	1,500	1,567
5.00%, 11/01/2027	200	212
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	750	790
5.00%, 11/01/2028	275	293
5.00%, 11/01/2029	300	322
5.00%, 01/01/2030	1,000	1,051
5.00%, 01/01/2031	685	720
5.00%, 01/01/2033	1,200	1,240
5.00%, 01/01/2034	1,080	1,113
5.00%, 01/01/2035	465	474
5.00%, 01/01/2039	605	605
5.00%, 01/01/2049	3,610	3,503
5.00%, 01/01/2056	190	179
5.00%, 01/01/2056	280	270
5.00%, 01/01/2056	1,930	1,859
5.00%, 01/01/2062	700	695
5.00%, 01/01/2062	1,155	1,146
5.00%, 01/01/2063	515	478

Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	2,865
5.00%, 04/01/2033	250	261
5.00%, 04/01/2034	350	363
5.00%, 04/01/2035	200	207
5.00%, 04/01/2036	330	340
5.00%, 04/01/2037	300	307
5.00%, 04/01/2038	450	457
5.00%, 04/01/2039	725	731
5.00%, 04/01/2042	1,875	1,864
5.00%, 04/01/2043	2,250	2,238
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	917
4.00%, 09/01/2037	8,350	7,894
4.00%, 09/01/2038	4,665	4,365
5.00%, 10/01/2023	300	304
5.00%, 04/01/2027	1,900	1,951
5.00%, 04/01/2028	400	422
5.00%, 04/01/2034	780	821
5.00%, 04/01/2044	1,000	1,027
Savannah Economic Development Authority
7.25%, 01/01/2049	120	126
State of Georgia
4.00%, 08/01/2034	6,455	6,486
4.00%, 02/01/2036	5,000	4,948

Total Georgia		316,554

Guam – 0.20%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	712
5.25%, 10/01/2029	1,145	1,130
5.38%, 10/01/2033	1,050	990
5.38%, 10/01/2043	1,250	1,112
Guam Department of Education
3.63%, 02/01/2025	745	694
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,566
Guam Power Authority
5.00%, 10/01/2043	1,800	1,781
5.00%, 10/01/2044	1,000	986
Territory of Guam
4.00%, 01/01/2036	2,000	1,727
4.00%, 01/01/2042	2,040	1,646
5.00%, 11/01/2027	430	429
5.00%, 01/01/2028	375	375
5.00%, 11/01/2028	485	484
5.00%, 01/01/2029	850	849
5.00%, 11/01/2029	485	484
5.00%, 01/01/2030	750	748
5.00%, 11/01/2030	250	248
5.00%, 01/01/2031	625	619
5.00%, 11/15/2031	2,100	1,983
5.00%, 12/01/2034	1,500	1,431
5.00%, 11/01/2035	875	831
5.00%, 11/01/2040	1,000	922

Total Guam		21,747

Hawaii – 0.72%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,319
5.00%, 11/01/2024	1,895	1,963
5.00%, 11/01/2028	540	590
5.00%, 03/01/2029	2,640	2,893
5.00%, 10/01/2029	2,000	2,092
5.00%, 11/01/2029	1,800	1,987
5.00%, 03/01/2030	6,360	7,040
5.00%, 07/01/2034	810	882
5.00%, 07/01/2035	1,345	1,456
Kauai County Community Facilities District
4.00%, 05/15/2028	485	465
State of Hawaii
5.00%, 08/01/2023	1,925	1,954
5.00%, 01/01/2030	2,330	2,545
5.00%, 01/01/2032	12,800	13,813
5.00%, 01/01/2033	9,500	10,193
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,316
5.00%, 07/01/2032	1,500	1,541
5.00%, 07/01/2033	1,425	1,456
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090	984
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	1,893
4.00%, 07/01/2035	2,320	2,179
4.00%, 07/01/2036	545	531
4.00%, 07/01/2039	1,000	944

University of Hawaii
5.00%, 10/01/2028	4,015	4,378
5.00%, 10/01/2028	4,445	4,846
5.00%, 10/01/2029	1,225	1,351
5.00%, 10/01/2030	5,350	5,950

Total Hawaii		76,561

Idaho – 0.19%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	374
4.00%, 03/01/2035	250	232
4.00%, 03/01/2039	700	626
4.00%, 03/01/2040	835	741
4.00%, 03/01/2041	850	749
4.00%, 03/01/2046	2,900	2,460
4.00%, 03/01/2051	1,370	1,137
5.00%, 03/01/2034	3,155	3,176
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	414
3.00%, 05/01/2032	630	543
4.00%, 07/15/2036	500	475
4.00%, 07/15/2037	645	597
4.00%, 07/15/2038	1,250	1,147
4.00%, 07/15/2039	4,000	3,647
4.00%, 01/01/2050	195	192
5.00%, 07/15/2034	600	643
5.00%, 07/15/2035	875	932
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	2,467

Total Idaho		20,552

Illinois – 8.11%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	444
Chicago Board of Education
0.00%, 12/01/2025	265	230
0.00%, 12/01/2025	345	298
4.00%, 12/01/2047	1,250	984
5.00%, 12/01/2023	2,000	2,022
5.00%, 12/01/2024	130	132
5.00%, 12/01/2024	2,175	2,213
5.00%, 12/01/2025	2,500	2,574
5.00%, 12/01/2026	145	148
5.00%, 12/01/2026	3,660	3,745
5.00%, 12/01/2028	1,270	1,294
5.00%, 12/01/2029	540	547
5.00%, 12/01/2030	2,000	2,024
5.00%, 12/01/2030	2,430	2,459
5.00%, 12/01/2031	2,185	2,199
5.00%, 12/01/2033	300	301
5.00%, 12/01/2033	1,165	1,157
5.00%, 12/01/2034	250	253
5.00%, 12/01/2034	7,500	7,419
5.00%, 12/01/2035	2,835	2,797
5.00%, 12/01/2037	450	442
5.00%, 12/01/2038	1,250	1,220
5.00%, 12/01/2039	5,000	4,873
5.00%, 12/01/2041	550	530
5.00%, 12/01/2042	200	186
5.00%, 12/01/2046	1,200	1,158
5.00%, 12/01/2046	3,555	3,434
5.00%, 12/01/2047	4,045	3,797
6.50%, 12/01/2046	100	106
6.75%, 12/01/2030(3)	1,500	1,666
7.00%, 12/01/2046(3)	400	437
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,757
5.00%, 01/01/2027	1,800	1,846
5.00%, 01/01/2030	865	872
5.00%, 01/01/2032	2,000	2,010
5.00%, 01/01/2034	1,000	1,002
5.00%, 01/01/2041	835	843
5.00%, 01/01/2046	300	300
5.50%, 01/01/2028	5,000	5,015
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,043
4.00%, 01/01/2036	2,500	2,341
4.00%, 01/01/2036	3,285	3,057
4.00%, 01/01/2037	2,500	2,305
4.00%, 01/01/2038	1,500	1,372
5.00%, 01/01/2025	415	425
5.00%, 01/01/2027	520	537

5.00%, 01/01/2028	1,000	1,032
5.00%, 01/01/2030	520	541
5.00%, 01/01/2030	2,000	2,055
5.00%, 01/01/2030	3,105	3,151
5.00%, 01/01/2031	660	674
5.00%, 01/01/2031	700	708
5.00%, 01/01/2031	835	865
5.00%, 01/01/2032	600	625
5.00%, 01/01/2032	1,140	1,174
5.00%, 01/01/2032	1,300	1,313
5.00%, 01/01/2032	11,555	11,814
5.00%, 01/01/2033	345	356
5.00%, 01/01/2033	400	414
5.00%, 01/01/2033	1,200	1,230
5.00%, 01/01/2033	2,520	2,573
5.00%, 07/01/2033	550	549
5.00%, 01/01/2034	325	335
5.00%, 01/01/2034	400	411
5.00%, 01/01/2035	715	733
5.00%, 01/01/2035	1,285	1,308
5.00%, 01/01/2036	430	439
5.00%, 01/01/2036	750	764
5.00%, 01/01/2037	1,200	1,213
5.00%, 01/01/2042	500	497
5.00%, 01/01/2048	880	892
5.00%, 01/01/2048	1,025	1,015
5.00%, 01/01/2053	615	621
Chicago Park District
5.00%, 01/01/2029	3,000	3,068
5.00%, 01/01/2044	5,700	5,832
Chicago Transit Authority
5.00%, 06/01/2023	240	242
5.00%, 06/01/2024	200	205
5.00%, 06/01/2025	200	207
5.00%, 06/01/2026	160	168
5.00%, 06/01/2026	8,275	8,670
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500	1,597
City of Chicago IL
4.00%, 01/01/2029	767	732
4.00%, 01/01/2035	1,300	1,151
4.00%, 01/01/2036	4,000	3,509
5.00%, 01/01/2027	500	518
5.00%, 01/01/2027	2,000	2,037
5.00%, 01/01/2030	1,960	1,970
5.00%, 01/01/2031	1,000	1,002
5.00%, 01/01/2031	2,915	2,923
5.00%, 01/01/2033	14,080	14,006
5.00%, 01/01/2034	1,445	1,429
5.00%, 01/01/2035	750	729
5.00%, 01/01/2035	2,650	2,591
5.00%, 01/01/2039	1,200	1,170
5.25%, 01/01/2027	2,435	2,462
5.50%, 01/01/2035	1,000	1,004
5.63%, 01/01/2031	1,500	1,523
5.75%, 01/01/2034	2,000	2,032
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,043
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450	452
5.00%, 01/01/2024	500	509
5.00%, 01/01/2028	2,900	2,932
5.00%, 01/01/2028	3,000	3,002
5.00%, 01/01/2029	1,300	1,313
5.00%, 01/01/2030	1,000	1,053
5.00%, 01/01/2030	1,310	1,348
5.00%, 01/01/2033	2,000	2,031
5.00%, 01/01/2039	1,000	979
5.00%, 01/01/2044	5,000	4,779
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,025
5.00%, 11/01/2022	1,000	1,001
5.00%, 11/01/2023	650	661
5.00%, 11/01/2024	250	256
5.00%, 11/01/2024	1,000	1,024
5.00%, 11/01/2024	1,150	1,177
5.00%, 11/01/2025	1,000	1,022
5.00%, 11/01/2026	1,000	1,023
5.00%, 11/01/2033	500	502

City of Galesburg IL
4.00%, 10/01/2036	565	515
5.00%, 10/01/2029	230	239
5.00%, 10/01/2031	325	335
City of Joliet IL
5.00%, 12/15/2037	1,000	1,059
5.00%, 12/15/2038	1,090	1,151
5.25%, 12/15/2039	730	784
5.50%, 12/15/2042	1,305	1,417
City of Springfield IL
5.00%, 12/01/2024	340	351
5.00%, 12/01/2025	395	411
5.00%, 12/01/2026	160	165
City of Sterling IL
4.00%, 11/01/2031	500	507
4.00%, 11/01/2032	500	502
City of Waukegan IL
4.00%, 12/30/2024	540	547
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	486
5.00%, 12/30/2031	635	698
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	705
4.00%, 02/01/2035	350	345
4.00%, 02/01/2037	535	513
4.00%, 02/01/2039	415	392
4.00%, 02/01/2041	475	444
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,160
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	855
3.00%, 12/01/2037	1,000	815
3.00%, 12/01/2038	1,000	798
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	881
County of Cook IL
4.00%, 11/15/2026	555	555
4.00%, 11/15/2027	560	558
4.00%, 11/15/2028	280	279
5.00%, 11/15/2023	350	356
5.00%, 11/15/2023	3,090	3,154
5.00%, 11/15/2024	375	386
5.00%, 11/15/2025	375	392
5.00%, 11/15/2026	750	789
5.00%, 11/15/2026	1,450	1,526
5.00%, 11/15/2029	1,000	1,050
5.00%, 11/15/2029	1,630	1,770
5.00%, 11/15/2030	500	524
5.00%, 11/15/2031	1,750	1,857
5.00%, 11/15/2032	2,800	2,960
5.00%, 11/15/2034	1,200	1,237
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085	1,087
5.00%, 11/15/2032	175	189
5.00%, 11/15/2033	150	160
5.00%, 11/15/2033	2,795	2,921
5.00%, 11/15/2035	315	330
5.00%, 11/15/2036	645	673
5.25%, 11/15/2035	3,000	3,162
County of Kendall IL
5.00%, 12/15/2024	2,190	2,262
County of Sangamon IL
3.00%, 12/15/2032	500	441
4.00%, 12/15/2036	500	489
Crawford Hospital District
4.00%, 01/01/2041	580	500
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,067
Illinois Finance Authority
3.00%, 07/01/2035	2,250	1,882
3.63%, 02/15/2032	355	335
3.75%, 02/15/2034	200	185
4.00%, 05/15/2023	10	10
4.00%, 05/15/2023	85	85
4.00%, 10/01/2028(3)	280	264
4.00%, 10/15/2028	670	626
4.00%, 11/01/2028	235	226
4.00%, 10/01/2029(3)	405	376
4.00%, 10/15/2029	1,045	962
4.00%, 10/01/2030(3)	630	577
4.00%, 10/15/2030	730	662
4.00%, 11/01/2030	250	235
4.00%, 11/01/2030	2,500	2,518

4.00%, 10/01/2031(3)	620	559
4.00%, 10/15/2031	1,135	1,016
4.00%, 10/01/2032(3)	340	301
4.00%, 10/01/2033(3)	375	326
4.00%, 08/01/2034	2,050	1,818
4.00%, 08/01/2035	1,625	1,426
4.00%, 02/15/2036	800	757
4.00%, 07/15/2037	3,090	2,892
4.00%, 08/01/2037	1,160	997
4.00%, 08/15/2037	4,350	3,985
4.00%, 07/15/2038	5,750	5,341
4.00%, 08/01/2038	1,165	990
4.00%, 08/15/2038	4,100	3,725
4.00%, 10/01/2038	7,090	6,841
4.00%, 07/15/2039	6,280	5,795
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	133
4.13%, 08/15/2037	1,090	960
4.75%, 05/15/2033	125	126
4.75%, 05/15/2033	835	795
5.00%, 11/15/2023	1,680	1,708
5.00%, 12/01/2023	1,880	1,910
5.00%, 01/01/2024	250	255
5.00%, 02/15/2024	215	219
5.00%, 05/15/2024	350	358
5.00%, 02/15/2025	695	720
5.00%, 07/15/2025	230	240
5.00%, 08/01/2025	1,605	1,627
5.00%, 02/15/2026	360	377
5.00%, 02/15/2026	1,345	1,409
5.00%, 07/01/2026	240	250
5.00%, 08/15/2026	1,500	1,581
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	12,620	13,235
5.00%, 07/01/2028	750	795
5.00%, 09/01/2028	500	511
5.00%, 01/01/2029	1,650	1,759
5.00%, 02/15/2029	1,445	1,518
5.00%, 10/01/2029	505	549
5.00%, 12/01/2029	340	350
5.00%, 02/15/2030	1,240	1,296
5.00%, 05/15/2030	1,180	1,154
5.00%, 07/01/2030	275	290
5.00%, 07/15/2030	710	751
5.00%, 09/01/2030	430	438
5.00%, 10/01/2030	565	612
5.00%, 11/01/2030	1,455	1,515
5.00%, 11/15/2030	2,000	2,057
5.00%, 01/01/2031	3,545	3,766
5.00%, 02/15/2031	300	312
5.00%, 05/15/2031	5,000	5,178
5.00%, 07/01/2031	1,420	1,508
5.00%, 08/15/2031	1,525	1,627
5.00%, 08/15/2032	730	778
5.00%, 05/15/2033	795	651
5.00%, 08/15/2033	250	265
5.00%, 08/15/2033	1,695	1,792
5.00%, 10/01/2033	500	505
5.00%, 10/01/2033	700	748
5.00%, 12/01/2033	700	712
5.00%, 01/01/2034	605	643
5.00%, 02/15/2034	1,890	1,934
5.00%, 07/01/2034	300	316
5.00%, 07/01/2034	10,000	10,929
5.00%, 08/15/2034	615	645
5.00%, 08/15/2034	2,500	2,556
5.00%, 10/01/2034	430	432
5.00%, 11/15/2034	300	304
5.00%, 11/15/2034	3,000	3,045
5.00%, 08/15/2035	100	100
5.00%, 08/15/2035	600	636
5.00%, 10/01/2035	400	401
5.00%, 10/01/2035	4,470	4,606
5.00%, 02/15/2036	905	926
5.00%, 07/01/2036	830	875
5.00%, 08/15/2036	1,000	1,059
5.00%, 10/01/2036	620	658
5.00%, 01/01/2037	2,785	3,007
5.00%, 05/15/2037	395	373
5.00%, 05/15/2037	1,050	1,094
5.00%, 08/15/2037	1,000	1,059

5.00%, 08/15/2038	1,000	1,035
5.00%, 11/15/2038	3,795	3,822
5.00%, 08/15/2039	1,200	1,234
5.00%, 08/15/2040	5,000	5,110
5.00%, 02/15/2041	1,075	1,079
5.00%, 05/15/2041	400	349
5.00%, 08/01/2042	120	118
5.00%, 01/01/2044	4,145	4,476
5.00%, 08/15/2044	200	197
5.00%, 12/01/2046	5,950	5,784
5.00%, 05/15/2047	100	90
5.00%, 08/01/2049	140	135
5.00%, 05/15/2050(2)	1,625	1,654
5.00%, 05/15/2050(2)	2,170	2,254
5.00%, 05/15/2051	1,000	819
5.00%, 05/15/2056	1,630	1,311
5.00%, 07/15/2057(2)	11,305	11,342
5.13%, 05/15/2038	1,000	765
5.25%, 08/15/2031	500	534
5.25%, 07/01/2035	20,085	21,942
5.25%, 02/15/2037	380	368
5.25%, 05/15/2047	35	35
5.25%, 05/15/2047	245	227
5.25%, 05/15/2054	1,000	678
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	901
3.50%, 04/01/2052	5,600	5,359
3.75%, 04/01/2050	565	553
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,402
4.00%, 02/01/2035	24,645	23,531
5.00%, 02/01/2023	285	286
5.00%, 02/01/2031	470	489
Illinois Sports Facilities Authority
5.00%, 06/15/2030	750	745
5.00%, 06/15/2031	575	567
5.25%, 06/15/2032	1,735	1,773
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	955
5.00%, 01/01/2025	1,250	1,295
5.00%, 01/01/2026	1,550	1,629
5.00%, 01/01/2028	3,000	3,229
5.00%, 12/01/2031	235	245
5.00%, 12/01/2032	425	441
5.00%, 01/01/2034	1,300	1,364
5.00%, 01/01/2036	1,000	1,066
5.00%, 01/01/2037	1,260	1,295
5.00%, 01/01/2041	2,190	2,258
5.00%, 01/01/2041	6,665	6,842
5.00%, 01/01/2044	2,270	2,317
5.00%, 01/01/2046	1,140	1,167
Illinois State University
5.00%, 04/01/2032	1,745	1,872
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,157
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,269
5.00%, 02/01/2026	1,930	2,024
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,033
5.00%, 01/01/2027	100	104
5.00%, 01/01/2027	2,100	2,169
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,066
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	814
4.00%, 12/01/2035	870	850
4.00%, 12/01/2036	500	488
4.00%, 12/01/2037	400	386
4.00%, 12/01/2044	755	680
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,265
4.00%, 01/01/2033	1,950	1,963
4.00%, 01/01/2034	1,750	1,753
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	770
4.00%, 12/01/2040	1,965	1,845
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	441
0.00%, 01/15/2024	540	514
0.00%, 01/15/2025	1,000	913
0.00%, 01/15/2026	1,000	875

Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	157
0.00%, 06/15/2028	14,270	11,036
0.00%, 06/15/2029	2,540	1,870
0.00%, 12/15/2030	11,000	7,473
0.00%, 12/15/2034	550	294
0.00%, 12/15/2035	10,000	5,040
0.00%, 06/15/2037	1,490	670
0.00%, 06/15/2041	1,460	509
4.00%, 06/15/2052	1,820	1,379
5.00%, 12/15/2028	1,000	1,019
5.00%, 12/15/2032	550	552
5.00%, 06/15/2042	4,600	4,424
5.00%, 06/15/2050	16,465	15,374
5.00%, 06/15/2057	3,275	3,030
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,055
Northern Illinois University
4.00%, 10/01/2032	515	488
4.00%, 10/01/2034	1,000	928
4.00%, 10/01/2039	875	781
4.00%, 10/01/2040	800	708
4.00%, 10/01/2041	800	703
4.00%, 10/01/2043	975	843
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,459
Peoria Public Building Commission
5.00%, 12/01/2022	1,500	1,504
5.00%, 12/01/2023	2,375	2,421
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	1,740	1,758
5.00%, 06/01/2024	5,275	5,390
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,026
5.00%, 01/01/2025	4,000	4,105
5.00%, 01/01/2026	2,000	2,070
5.00%, 01/01/2029	1,000	1,056
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,676
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	348
5.00%, 12/01/2029	710	777
5.00%, 12/01/2031	600	650
5.00%, 12/01/2032	400	432
5.00%, 12/01/2033	375	404
Southern Illinois University
4.00%, 04/01/2029	200	199
4.00%, 04/01/2030	525	519
4.00%, 04/01/2035	300	268
4.00%, 04/01/2039	500	432
5.00%, 04/01/2032	240	248
5.00%, 04/01/2033	300	307
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,010
State of Illinois
4.00%, 01/01/2023	330	330
4.00%, 03/01/2024	4,000	4,002
4.00%, 02/01/2030	4,725	4,607
4.00%, 03/01/2031	1,500	1,429
4.00%, 10/01/2032	1,390	1,297
4.00%, 11/01/2039	2,000	1,693
4.00%, 10/01/2040	800	671
5.00%, 11/01/2022	570	571
5.00%, 02/01/2023	235	236
5.00%, 03/01/2023	2,320	2,333
5.00%, 09/01/2023	1,365	1,380
5.00%, 09/01/2024	1,365	1,387
5.00%, 02/01/2025	455	461
5.00%, 05/01/2025	3,050	3,087
5.00%, 06/01/2025	880	895
5.00%, 10/01/2025	355	361
5.00%, 10/01/2025	10,000	10,168
5.00%, 11/01/2025	2,040	2,074
5.00%, 11/01/2025	16,705	16,987
5.00%, 06/01/2026	125	127
5.00%, 10/01/2026	2,270	2,312
5.00%, 11/01/2026	4,390	4,472
5.00%, 12/01/2026	1,380	1,406
5.00%, 01/01/2027	2,000	2,030

5.00%, 02/01/2027	1,635	1,667
5.00%, 03/01/2027	1,000	1,020
5.00%, 10/01/2027	1,475	1,507
5.00%, 11/01/2027	12,940	13,227
5.00%, 02/01/2028	1,000	1,019
5.00%, 05/01/2028	265	267
5.00%, 11/01/2028	3,000	3,058
5.00%, 02/01/2029	1,000	1,016
5.00%, 03/01/2029	2,620	2,680
5.00%, 04/01/2029	605	609
5.00%, 03/01/2030	11,310	11,582
5.00%, 10/01/2030	3,575	3,660
5.00%, 03/01/2031	1,085	1,108
5.00%, 03/01/2031	11,350	11,596
5.00%, 10/01/2031	1,750	1,781
5.00%, 10/01/2031	7,300	7,402
5.00%, 05/01/2032	800	803
5.00%, 01/01/2033	415	417
5.00%, 03/01/2034	1,000	999
5.00%, 05/01/2034	2,500	2,493
5.00%, 01/01/2035	1,400	1,388
5.00%, 03/01/2035	3,670	3,646
5.00%, 03/01/2035	23,005	22,794
5.00%, 03/01/2036	1,000	988
5.00%, 05/01/2038	1,200	1,178
5.00%, 02/01/2039	1,500	1,466
5.00%, 01/01/2041	800	774
5.00%, 11/01/2041	1,500	1,444
5.25%, 02/01/2029	3,720	3,776
5.25%, 02/01/2030	100	101
5.25%, 12/01/2030	11,685	11,994
5.25%, 02/01/2031	760	766
5.50%, 07/01/2024	1,000	1,011
5.50%, 05/01/2025	840	865
5.50%, 07/01/2025	400	404
5.50%, 07/01/2038	1,500	1,503
5.50%, 03/01/2042	3,125	3,163
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,013
5.00%, 06/15/2023	510	515
5.00%, 06/15/2024	590	602
5.00%, 06/15/2024	4,905	4,949
5.00%, 06/15/2025	340	351
5.00%, 06/15/2025	4,190	4,227
5.00%, 06/15/2026	500	521
5.00%, 06/15/2027	1,000	1,050
University of Illinois
3.00%, 04/01/2034	3,400	2,793
4.00%, 04/01/2036	1,500	1,396
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	1,830
Village of Bolingbrook IL
4.00%, 03/01/2023	500	501
4.00%, 03/01/2025	500	505
4.00%, 03/01/2027	1,000	1,010
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,009
Village of Hillside IL
5.00%, 01/01/2024	420	421
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,349
0.00%, 11/01/2026	905	780
5.00%, 11/01/2023	420	428
5.00%, 11/01/2024	2,390	2,471
5.00%, 11/01/2026	1,800	1,913
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	387
5.00%, 01/01/2038	355	370
5.25%, 01/01/2039	280	297
5.25%, 01/01/2041	1,160	1,219
5.50%, 01/01/2047	3,290	3,486
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	990
4.00%, 12/01/2036	1,095	1,071

Total Illinois		867,097

Indiana – 1.62%
Ball State University
5.00%, 07/01/2033	955	1,005

City of Whiting IN
5.00%, 12/01/2044(2)	21,625	22,192
5.00%, 11/01/2045(2)	3,000	3,002
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,295
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,286
Evansville Waterworks District
5.00%, 01/01/2037	500	530
Indiana Finance Authority
0.28%, 12/15/2045(2)	22,800	22,696
0.40%, 10/01/2031(2)	600	600
0.65%, 08/01/2025	2,250	1,997
0.70%, 12/01/2046(2)	8,525	7,736
0.75%, 12/01/2038(2)	500	419
0.95%, 12/01/2038(2)	900	763
1.40%, 08/01/2029	2,500	2,016
2.25%, 12/01/2058(2)	1,285	1,254
2.50%, 11/01/2030	1,000	845
3.75%, 03/01/2031(2)	1,450	1,429
4.00%, 02/01/2036	15,000	14,738
4.00%, 10/01/2036	1,100	1,040
4.00%, 02/01/2037	12,395	11,800
4.13%, 12/01/2026	7,055	6,825
4.25%, 11/01/2030	1,925	1,846
4.50%, 05/01/2035(2)	1,200	1,164
5.00%, 12/01/2024	3,000	3,103
5.00%, 05/01/2026	1,100	1,155
5.00%, 11/01/2026	1,200	1,268
5.00%, 05/01/2027	700	744
5.00%, 05/01/2029	685	744
5.00%, 11/01/2029	2,350	2,508
5.00%, 09/01/2031	440	455
5.00%, 03/01/2036	4,000	4,052
5.00%, 09/01/2036	1,000	1,018
5.25%, 02/01/2033	2,500	2,611
5.25%, 01/01/2051	5,450	5,519
5.50%, 07/01/2052	3,400	3,494
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(2)	2,070	2,060
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	885	839
3.00%, 07/01/2051	960	913
3.50%, 01/01/2049	935	910
5.00%, 01/01/2023	575	578
5.00%, 01/01/2024	285	291
5.00%, 01/01/2024	500	509
5.00%, 07/01/2024	295	304
5.00%, 07/01/2024	500	513
5.00%, 01/01/2025	300	311
5.00%, 01/01/2025	1,245	1,286
5.00%, 01/01/2026	300	315
5.00%, 01/01/2026	600	627
5.00%, 07/01/2026	320	338
5.00%, 07/01/2026	400	420
5.00%, 01/01/2027	300	319
5.00%, 01/01/2027	575	607
5.00%, 07/01/2027	300	321
5.00%, 07/01/2027	400	425
5.00%, 01/01/2028	600	639
5.00%, 07/01/2028	500	534
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2023	285	286
5.00%, 06/01/2023	435	440
5.00%, 07/15/2023	300	304
5.00%, 07/15/2024	1,000	1,031
5.00%, 01/01/2025	1,195	1,223
5.00%, 07/15/2025	750	785
5.00%, 06/01/2026	3,300	3,452
5.00%, 01/15/2027	700	746
5.00%, 01/01/2028	455	460
5.00%, 01/15/2028	500	539
5.00%, 01/01/2029	1,000	1,028
5.00%, 01/01/2030	3,530	3,559
5.00%, 01/01/2031	1,000	1,019
5.00%, 01/01/2032	5,000	5,050
5.00%, 02/01/2054	2,020	2,085
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065	1,070
5.00%, 07/10/2023	1,740	1,763
Muncie Sanitary District
5.00%, 01/01/2030	665	720

Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	409
5.00%, 01/15/2029	540	565
5.00%, 01/15/2030	700	732

Total Indiana		173,474

Iowa – 0.41%
City of Coralville IA
4.00%, 06/01/2026	415	407
4.00%, 06/01/2028	300	290
4.00%, 05/01/2030	805	804
4.00%, 06/01/2034	890	811
5.00%, 05/01/2036	735	740
5.00%, 05/01/2038	1,400	1,402
5.00%, 05/01/2040	2,260	2,242
5.00%, 05/01/2041	1,650	1,631
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	491
3.00%, 07/01/2037	675	544
3.00%, 07/01/2038	500	396
Iowa Finance Authority
1.50%, 01/01/2042(2)	1,370	1,326
4.75%, 08/01/2042	1,180	1,053
5.00%, 05/15/2043	270	239
5.00%, 05/15/2048	825	711
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	366
4.00%, 10/01/2031	395	375
4.00%, 10/01/2032	140	131
4.00%, 10/01/2033	275	255
4.00%, 10/01/2036	325	289
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,037
5.00%, 12/01/2025	1,775	1,844
5.00%, 12/01/2028	1,640	1,731
5.00%, 12/01/2029	1,275	1,339
5.00%, 12/01/2030	1,000	1,053
PEFA, Inc.
5.00%, 09/01/2049(2)	22,160	22,498

Total Iowa		44,005

Kansas – 0.24%
City of Lenexa KS
5.00%, 05/15/2039	325	309
City of Manhattan KS
4.00%, 06/01/2026	315	302
4.00%, 06/01/2027	2,650	2,601
4.00%, 06/01/2028	300	280
4.00%, 06/01/2036	500	414
City of Prairie Village KS
2.88%, 04/01/2030	410	331
3.13%, 04/01/2036	500	365
Kansas Development Finance Authority
5.00%, 11/15/2054(2)	4,710	5,016
5.00%, 11/15/2054(2)	14,000	14,833
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	775

Total Kansas		25,226

Kentucky – 1.79%
City of Ashland KY
4.00%, 02/01/2034	500	443
4.00%, 02/01/2038	620	527
5.00%, 02/01/2028	255	264
5.00%, 02/01/2032	395	402
City of Berea KY
2.46%, 06/01/2032(2)	1,600	1,600
City of Henderson KY
3.70%, 01/01/2032(3)	5,000	4,646
4.45%, 01/01/2042(3)	1,000	904
4.45%, 01/01/2042(3)	6,520	5,893
4.70%, 01/01/2052(3)	1,955	1,731
County of Carroll KY
1.55%, 09/01/2042(2)	10,750	9,530
1.75%, 10/01/2034(2)	1,045	921
County of Trimble KY
1.30%, 09/01/2044(2)	3,000	2,428
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,032
5.00%, 09/01/2025	1,250	1,302
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,031
Kentucky Economic Development Finance Authority
2.50%, 05/01/2034(2)	19,000	19,000
2.75%, 04/01/2031(2)	6,000	5,996

5.00%, 08/01/2030	2,160	2,238
5.00%, 05/15/2031	350	325
5.00%, 06/01/2037	325	325
5.00%, 06/01/2041	225	217
5.00%, 06/01/2045	1,000	947
5.00%, 12/01/2045	300	300
5.00%, 05/15/2046	500	404
5.00%, 12/01/2047	375	370
5.00%, 05/15/2051	325	256
5.25%, 06/01/2041	725	721
6.00%, 11/15/2036	275	243
6.25%, 11/15/2046	2,325	1,969
6.38%, 11/15/2051	250	211
Kentucky Public Energy Authority
4.00%, 04/01/2048(2)	5,000	4,989
4.00%, 01/01/2049(2)	12,500	12,455
4.00%, 12/01/2049(2)	10,000	9,935
4.00%, 12/01/2049(2)	11,270	11,225
4.00%, 02/01/2050(2)	25,000	24,325
4.00%, 12/01/2050(2)	17,720	17,555
4.00%, 08/01/2052(2)	2,010	1,912
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,075
6.00%, 07/01/2053	970	986
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,573
5.00%, 04/01/2027	1,000	1,057
5.00%, 11/01/2027	2,435	2,570
5.00%, 05/01/2029	1,000	1,059
5.00%, 05/01/2029	1,025	1,095
5.00%, 11/01/2031	1,685	1,791
5.00%, 05/01/2032	270	288
Kentucky State University
3.00%, 11/01/2032	160	140
4.00%, 11/01/2038	500	475
4.00%, 11/01/2041	445	403
5.00%, 11/01/2029	250	273
5.00%, 11/01/2031	180	198
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	369
5.00%, 07/01/2035	500	534
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,348
5.00%, 10/01/2023	1,565	1,586
5.00%, 10/01/2030	2,500	2,559
5.00%, 10/01/2032	430	438
5.00%, 10/01/2037	1,200	1,206
5.00%, 10/01/2047(2)	740	762
5.00%, 10/01/2047(2)	1,100	1,152
5.00%, 10/01/2047(2)	2,165	2,192
Tender Option Bond Trust Receipts/Certificates
2.61%, 02/15/2026(2)(3)	2,400	2,400
2.71%, 11/01/2060(2)(3)	4,500	4,500

Total Kentucky		191,601

Louisiana – 2.11%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	245
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000	1,097
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,040
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,071
5.00%, 09/01/2028	960	1,040
5.00%, 09/01/2029	365	400
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,307
4.00%, 02/01/2036	750	727
4.00%, 02/01/2038	1,055	983
4.00%, 02/01/2039	2,740	2,521
4.00%, 02/01/2042	370	332
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	4,723
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	583
5.63%, 06/15/2048(3)	700	663
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(2)	7,420	6,806
3.50%, 11/01/2032	6,000	5,486
5.00%, 10/01/2028	1,045	1,127

Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(2)	2,500	2,441
1.65%, 09/01/2034(2)	4,500	4,393
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	1,857
4.00%, 10/01/2036	765	679
4.00%, 10/01/2037	1,005	883
4.00%, 10/01/2040	1,100	939
4.00%, 10/01/2041	590	499
5.00%, 12/15/2022	55	55
5.00%, 12/15/2022	175	176
5.00%, 12/15/2023	335	342
5.00%, 12/15/2024	330	339
5.00%, 12/15/2025	275	285
5.00%, 12/15/2026	300	313
5.00%, 12/15/2028	250	262
5.00%, 12/15/2029	200	209
5.00%, 12/15/2030	150	156
5.00%, 05/15/2031	1,250	1,282
5.00%, 12/15/2031	390	405
5.00%, 05/15/2032	1,000	1,021
5.00%, 05/15/2050(2)	7,500	7,717
Mizuho Floater/Residual Trust
2.71%, 06/01/2033(2)(3)(6)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2024	55	56
5.00%, 01/01/2024	1,525	1,549
5.00%, 01/01/2027	850	865
5.00%, 01/01/2028	155	160
5.00%, 01/01/2029	810	824
5.00%, 01/01/2030	275	282
5.00%, 01/01/2033	740	750
5.00%, 01/01/2033	2,600	2,724
5.00%, 01/01/2034	170	172
5.00%, 01/01/2034	750	759
5.00%, 01/01/2034	2,750	2,866
5.00%, 01/01/2036	500	504
5.00%, 01/01/2037	500	503
5.00%, 01/01/2040	1,540	1,551
5.00%, 01/01/2040	9,890	9,890
Parish of St James LA
2.77%, 11/01/2040(2)	30,000	30,000
2.88%, 11/01/2040(2)	61,725	61,725
6.10%, 06/01/2038(2)(3)	1,000	1,064
6.10%, 12/01/2040(2)(3)	1,930	2,054
6.35%, 07/01/2040(3)	3,015	3,216
6.35%, 10/01/2040(3)	440	469
Parish of St John the Baptist LA
2.00%, 06/01/2037(2)	2,335	2,318
2.10%, 06/01/2037(2)	5,995	5,842
2.13%, 06/01/2037(2)	8,175	7,970
2.20%, 06/01/2037(2)	2,475	2,294
2.38%, 06/01/2037(2)	1,000	933
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	755
5.00%, 04/01/2035	420	422
5.00%, 04/01/2037	500	501
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,537
State of Louisiana
4.00%, 05/01/2032	5,000	5,086
4.00%, 05/01/2034	10,685	10,784
5.00%, 09/01/2030	1,200	1,329
5.00%, 09/01/2031	1,475	1,615
5.00%, 09/01/2032	1,480	1,614

Total Louisiana		225,587

Maine – 0.11%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	235
4.00%, 07/01/2041	1,480	1,222
4.00%, 07/01/2046	330	260
5.00%, 07/01/2032	550	582
5.00%, 07/01/2034	850	878
5.00%, 07/01/2034	1,000	1,041
5.00%, 07/01/2041	1,235	1,216
5.00%, 07/01/2043	610	618
5.00%, 07/01/2046	1,840	1,784
5.25%, 07/01/2039	850	893
5.25%, 07/01/2042	825	859
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	696

Maine Turnpike Authority
5.00%, 07/01/2032	885	969
5.00%, 07/01/2034	900	974

Total Maine		12,227

Maryland – 2.21%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,424
4.00%, 07/01/2037	790	754
4.00%, 07/01/2037	1,235	1,179
4.00%, 07/01/2039	605	568
4.50%, 06/01/2033	150	143
5.00%, 09/01/2023	1,000	993
5.00%, 07/01/2026	720	760
5.00%, 07/01/2029	4,770	5,072
5.00%, 09/01/2030	3,000	2,860
5.00%, 09/01/2031	1,000	944
5.00%, 09/01/2032	1,000	935
5.00%, 09/01/2036	2,790	2,496
5.00%, 10/15/2037	890	973
5.00%, 09/01/2046	2,500	2,105
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,364
5.00%, 01/01/2033	130	131
5.00%, 01/01/2036	85	85
City of Rockville MD
5.00%, 11/01/2042	2,250	1,985
5.00%, 11/01/2047	1,885	1,612
City of Westminster MD
6.25%, 07/01/2044	1,100	1,114
County of Baltimore MD
4.00%, 03/01/2036	5,075	5,000
5.00%, 10/01/2023	2,495	2,536
5.00%, 03/01/2024	1,100	1,129
5.00%, 03/01/2032	2,000	2,186
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,254
5.38%, 07/01/2048	625	529
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,063
5.13%, 07/01/2039(3)	1,500	1,426
County of Washington MD
4.00%, 05/01/2036	1,500	1,233
4.00%, 05/01/2042	3,225	2,448
Maryland Community Development Administration
2.70%, 03/01/2023	405	404
2.75%, 09/01/2023	125	124
2.85%, 03/01/2024	325	322
2.95%, 03/01/2025	385	379
3.00%, 09/01/2051	20,000	18,825
3.10%, 03/01/2026	180	176
3.25%, 03/01/2027	595	579
3.50%, 03/01/2050	895	869
4.00%, 09/01/2049	855	843
5.00%, 09/01/2042	2,000	1,963
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,080
4.00%, 06/01/2038	350	280
4.00%, 09/01/2040	410	345
4.00%, 09/01/2050	2,245	1,736
5.00%, 07/01/2027	1,100	1,091
5.00%, 06/01/2028	2,000	2,105
5.00%, 07/01/2028	100	98
5.00%, 11/12/2028	9,935	10,203
5.00%, 07/01/2029	75	73
5.00%, 06/01/2035	1,415	1,462
5.00%, 07/01/2036	100	91
5.00%, 06/30/2038	2,800	2,783
5.00%, 12/31/2039	2,350	2,327
5.00%, 12/31/2040	3,575	3,525
5.00%, 06/30/2041	5,210	5,120
5.00%, 12/31/2041	5,950	5,845
5.00%, 06/30/2042	5,000	4,890
5.00%, 06/01/2049	1,350	1,355
5.00%, 06/01/2058	600	522
5.25%, 06/30/2053	1,995	1,976
5.25%, 06/30/2055	14,800	14,571
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	97
4.00%, 06/01/2046	860	702
4.00%, 06/01/2051	1,435	1,138
4.00%, 06/01/2055	895	692

5.00%, 07/01/2024	535	550
5.00%, 07/01/2030	600	627
5.00%, 07/01/2032	750	759
5.00%, 07/01/2035	75	76
5.00%, 08/15/2038	1,945	1,952
5.00%, 07/01/2043	500	513
5.00%, 07/01/2045	2,000	1,881
5.00%, 07/01/2045(2)	2,075	2,170
5.00%, 07/01/2048	1,000	1,019
5.50%, 01/01/2029	1,500	1,574
5.50%, 01/01/2030	1,750	1,832
5.50%, 01/01/2046	1,290	1,300
Maryland Stadium Authority
5.00%, 05/01/2032	765	803
5.00%, 05/01/2041	5,000	5,303
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,576
Maryland State Transportation Authority
5.00%, 07/01/2023	500	507
5.00%, 07/01/2024	1,000	1,032
5.00%, 07/01/2030	4,655	4,994
5.00%, 07/01/2031	1,665	1,859
5.00%, 07/01/2034	1,550	1,682
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	642
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,177
Rib Floater Trust Various States
2.66%, 11/15/2049(2)(3)	10,600	10,600
State of Maryland
3.00%, 08/01/2027	6,490	6,355
5.00%, 08/01/2024	1,450	1,498
5.00%, 03/15/2032	6,625	7,329
5.00%, 06/01/2037	8,000	8,851
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,617
3.00%, 10/01/2033	2,500	2,215
5.00%, 12/01/2023(6)	815	831
5.00%, 10/01/2026	11,570	12,344
5.00%, 12/01/2027(6)	1,205	1,299
5.00%, 12/01/2028	1,335	1,465
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	4,920

Total Maryland		236,044

Massachusetts – 1.81%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450	13,457
City of Boston MA
5.00%, 04/01/2023	2,095	2,116
Commonwealth of Massachusetts
4.00%, 11/01/2037	2,500	2,431
4.00%, 02/01/2042	6,000	5,584
5.00%, 09/01/2023	2,500	2,543
5.00%, 09/01/2025	6,400	6,722
5.00%, 07/01/2028	350	372
5.00%, 12/01/2030	1,500	1,595
5.00%, 07/01/2036	12,630	13,010
5.00%, 04/01/2037	3,850	4,012
5.00%, 09/01/2038	2,620	2,750
5.00%, 07/01/2040	5,000	5,127
5.00%, 05/01/2049	2,665	2,770
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	5,263
5.00%, 06/01/2035	4,000	4,252
5.00%, 06/01/2036	3,845	4,082
5.00%, 06/01/2040	7,435	7,794
Massachusetts Bay Transportation Authority Sales Tax Revenue
5.00%, 07/01/2040	5,000	5,120
Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,160	8,123
4.00%, 07/01/2045	1,325	1,163
5.00%, 07/01/2023	900	911
5.00%, 10/01/2024	2,020	2,083
5.00%, 07/01/2025	1,090	1,122
5.00%, 10/01/2025	905	928
5.00%, 07/01/2026	1,140	1,184
5.00%, 10/01/2026	955	985
5.00%, 10/01/2028	475	504
5.00%, 10/01/2029	405	433
5.00%, 07/01/2030	590	630
5.00%, 01/01/2031	475	482

5.00%, 10/01/2031	355	375
5.00%, 01/01/2032	635	642
5.00%, 07/01/2032	500	513
5.00%, 10/01/2032	1,000	1,102
5.00%, 01/01/2033	540	544
5.00%, 07/15/2033(3)	315	304
5.00%, 10/01/2033	1,000	1,095
5.00%, 01/01/2034	710	713
5.00%, 07/01/2034	500	506
5.00%, 07/15/2034(3)	270	258
5.00%, 01/01/2035	745	748
5.00%, 07/15/2035(3)	275	262
5.00%, 01/01/2036	1,100	1,103
5.00%, 07/15/2036(3)	465	440
5.00%, 07/15/2037(3)	490	461
5.00%, 10/01/2037(3)	500	516
5.00%, 07/01/2038(2)	8,525	8,663
5.00%, 10/01/2039	2,250	2,355
5.00%, 01/01/2040	755	747
5.00%, 10/01/2041	2,275	2,049
5.00%, 03/01/2044	1,000	1,001
5.00%, 07/15/2046(3)	1,000	883
5.00%, 10/01/2047(3)	1,375	1,401
5.00%, 10/01/2048	1,750	1,759
5.00%, 10/01/2048	9,700	8,397
5.00%, 10/01/2057(3)	1,000	1,015
5.13%, 01/01/2040	1,020	922
5.13%, 11/15/2046(3)	800	798
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,106
5.00%, 07/01/2023	200	202
5.00%, 07/01/2024	575	588
5.00%, 07/01/2024	2,190	2,239
5.00%, 07/01/2025	850	876
5.00%, 07/01/2026	5,000	5,181
5.00%, 07/01/2027	1,500	1,565
5.00%, 07/01/2028	1,250	1,317
5.00%, 07/01/2029	1,600	1,684
5.00%, 07/01/2030	1,425	1,502
Massachusetts Housing Finance Agency
3.01% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(1)	9,400	9,400
Massachusetts Port Authority
5.00%, 07/01/2024	835	854
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,560
5.00%, 11/15/2034	10,000	10,441
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(2)	6,830	6,852

Total Massachusetts		193,487

Michigan – 3.07%
Avondale School District
5.00%, 11/01/2022	600	601
5.00%, 11/01/2023	680	693
5.00%, 11/01/2024	800	828
5.00%, 11/01/2025	785	825
5.00%, 11/01/2026	765	813
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	764
5.00%, 02/15/2037	1,695	1,659
City of Detroit MI
5.00%, 04/01/2023	750	754
5.00%, 04/01/2024	900	911
5.00%, 04/01/2025	900	917
5.00%, 04/01/2034	1,000	1,002
5.00%, 04/01/2035	1,700	1,680
5.00%, 04/01/2036	300	296
5.50%, 04/01/2031	560	583
5.50%, 04/01/2033	470	486
5.50%, 04/01/2035	350	358
5.50%, 04/01/2037	465	474
5.50%, 04/01/2039	645	655
5.50%, 04/01/2045	750	754
5.50%, 04/01/2050	605	611
City of Greenville MI
4.00%, 06/01/2029	285	293
4.00%, 06/01/2035	715	699
City of Royal Oak MI
5.00%, 04/01/2029	500	543
5.00%, 04/01/2031	1,045	1,131

City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	355
4.00%, 07/01/2035	185	182
4.00%, 07/01/2036	195	190
City of Taylor MI
4.00%, 03/01/2030	490	498
4.00%, 03/01/2034	570	548
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2022	800	800
5.00%, 10/01/2023	500	507
5.00%, 10/01/2024	765	790
County of Jackson MI
4.00%, 05/01/2034	610	613
County of Kent MI
5.00%, 06/01/2028	700	743
Dearborn School District
5.00%, 05/01/2035	1,080	1,159
Detroit City School District
5.25%, 05/01/2030	3,345	3,725
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	544
5.00%, 07/01/2038	1,000	1,006
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,541
5.00%, 01/01/2051	1,345	1,376
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,115
5.00%, 11/01/2037	1,750	1,852
5.00%, 11/01/2038	1,000	1,051
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,170
5.00%, 07/01/2032	290	319
5.00%, 07/01/2034	355	383
5.00%, 07/01/2036	1,000	1,033
5.25%, 07/01/2047	4,330	4,550
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	236
5.00%, 07/01/2034	395	426
5.00%, 07/01/2046	2,625	2,680
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,345
5.25%, 11/01/2040	130	131
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	764
4.00%, 11/15/2045	750	561
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,413
Lansing Board of Water & Light
2.00%, 07/01/2051(2)	8,585	7,718
5.00%, 07/01/2038	2,620	2,744
Michigan Finance Authority
1.20%, 10/15/2030(2)	1,900	1,603
1.20%, 10/15/2038(2)	18,900	16,155
3.50%, 11/01/2023	5,500	5,501
3.75%, 11/01/2024	5,500	5,502
3.75%, 11/15/2049(2)	3,600	3,622
4.00%, 12/01/2035	1,500	1,414
4.00%, 12/01/2036	6,610	6,195
4.00%, 12/01/2040	1,485	1,353
5.00%, 11/15/2022	275	275
5.00%, 10/01/2023	1,000	1,001
5.00%, 10/01/2024	3,000	3,098
5.00%, 11/01/2024	750	776
5.00%, 11/01/2025	400	419
5.00%, 11/01/2025	1,000	1,048
5.00%, 11/01/2026	500	531
5.00%, 12/01/2026	1,190	1,258
5.00%, 06/01/2027	690	714
5.00%, 11/01/2027	500	537
5.00%, 06/01/2028	2,380	2,468
5.00%, 04/15/2029	4,000	4,340
5.00%, 06/01/2029	1,500	1,564
5.00%, 12/01/2029	500	532
5.00%, 04/15/2030	4,155	4,546
5.00%, 06/01/2030	1,725	1,798
5.00%, 07/01/2030	600	619
5.00%, 10/01/2030	800	819
5.00%, 06/01/2031	2,895	3,011
5.00%, 04/15/2032	3,165	3,456
5.00%, 06/01/2032	280	290
5.00%, 08/01/2032	850	875
5.00%, 11/15/2032	1,445	1,462

5.00%, 04/15/2033	1,935	2,095
5.00%, 06/01/2033	510	525
5.00%, 07/01/2033	350	358
5.00%, 04/15/2034	970	1,041
5.00%, 04/15/2035	555	592
5.00%, 04/15/2036	5,000	5,301
5.00%, 06/01/2040	900	905
5.00%, 12/01/2041	3,000	3,101
5.00%, 11/15/2044(2)	2,035	2,118
5.00%, 12/01/2044(2)	2,550	2,625
5.00%, 06/01/2049	2,020	1,898
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	430	397
Michigan State Building Authority
5.00%, 04/15/2035	1,250	1,340
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(2)	850	846
4.00%, 11/15/2047(2)	4,505	4,538
4.00%, 11/15/2047(2)	9,750	9,780
5.00%, 12/01/2023	1,150	1,172
5.00%, 12/01/2024	275	284
5.00%, 12/01/2025	700	731
5.00%, 12/01/2027	415	444
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,180	2,058
3.50%, 12/01/2050	960	930
5.00%, 06/01/2053	4,000	4,074
Michigan Strategic Fund
1.80%, 10/01/2049(2)	2,075	1,978
4.00%, 10/01/2061(2)	3,520	3,388
5.00%, 06/30/2025	2,000	2,017
5.00%, 12/31/2025	2,595	2,620
5.00%, 06/30/2026	2,800	2,828
5.00%, 12/31/2026	355	359
5.00%, 06/30/2030	1,080	1,080
5.00%, 06/30/2032	150	147
Michigan Technological University
4.00%, 10/01/2051	1,255	1,084
5.00%, 10/01/2025	400	418
5.00%, 10/01/2026	270	285
5.00%, 10/01/2027	595	634
5.00%, 10/01/2028	890	957
5.00%, 10/01/2029	2,000	2,167
5.00%, 10/01/2030	355	386
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	224
Milan Area Schools
5.00%, 05/01/2023	245	248
Oakland University
5.00%, 03/01/2041	2,190	2,232
Portage Public Schools
5.00%, 11/01/2028	1,000	1,054
Richfield Public School Academy
2.50%, 09/01/2025	180	165
Romeo Community School District
4.00%, 05/01/2023	265	266
4.00%, 05/01/2024	275	278
4.00%, 05/01/2026	180	184
4.00%, 05/01/2027	325	333
4.00%, 05/01/2033	525	533
4.00%, 05/01/2034	540	541
4.00%, 05/01/2035	755	745
4.00%, 05/01/2036	780	762
4.00%, 05/01/2037	815	766
4.00%, 05/01/2038	1,255	1,170
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,583
Royal Oak School District
5.00%, 05/01/2023	600	607
5.00%, 05/01/2024	600	616
Saginaw City School District
4.00%, 05/01/2031	1,290	1,308
4.00%, 05/01/2034	1,035	1,020
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	863
5.00%, 07/01/2028	435	457
State of Michigan
5.00%, 03/15/2023	2,000	2,017
5.00%, 03/15/2025	1,145	1,192

State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,484
4.00%, 11/15/2046	24,000	21,649
5.00%, 11/15/2036	7,550	8,237
Summit Academy North
2.25%, 11/01/2026	545	490
4.00%, 11/01/2031	785	712
University of Michigan
5.00%, 04/01/2024	1,670	1,716
5.00%, 04/01/2033	560	624
Van Buren Public Schools
4.00%, 11/01/2036	1,085	1,035
4.00%, 11/01/2037	1,925	1,808
4.00%, 11/01/2038	2,005	1,853
Wayne County Airport Authority
5.00%, 12/01/2023	250	255
5.00%, 12/01/2023	400	408
5.00%, 12/01/2023	550	558
5.00%, 12/01/2024	375	388
5.00%, 12/01/2024	500	511
5.00%, 12/01/2025	600	619
5.00%, 12/01/2025	1,000	1,032
5.00%, 12/01/2027	4,055	4,154
5.00%, 12/01/2031	350	368
5.00%, 12/01/2032	1,400	1,412
5.00%, 12/01/2033	325	338
5.00%, 12/01/2034	1,310	1,345
5.00%, 12/01/2039	1,675	1,691
5.00%, 12/01/2040	2,000	2,072
5.00%, 12/01/2040	4,000	4,038
5.00%, 12/01/2041	1,000	1,034
5.00%, 12/01/2042	900	897
5.00%, 12/01/2042	1,000	1,000
5.00%, 12/01/2046	4,250	4,349
5.00%, 12/01/2047	1,000	995
Wayne State University
5.00%, 11/15/2036	3,090	3,232
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,672
4.00%, 11/01/2036	4,305	4,168
4.00%, 11/01/2038	4,205	3,897
5.00%, 11/01/2022	190	190
5.00%, 11/01/2023	80	81
5.00%, 11/01/2024	185	191
5.00%, 11/01/2025	95	100
5.00%, 11/01/2026	1,000	1,063
5.00%, 11/01/2027	600	644
5.00%, 11/01/2029	585	639
Wyoming Public Schools
4.00%, 05/01/2041	685	617

Total Michigan		328,411

Minnesota – 0.53%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,102
5.00%, 10/01/2049	2,200	1,790
City of Independence MN
4.00%, 07/01/2041	1,500	1,174
City of Minneapolis MN
4.00%, 11/15/2036	1,125	1,051
4.00%, 11/15/2037	1,625	1,507
City of Moorhead MN
5.00%, 12/01/2025	775	789
City of Rochester MN
5.00%, 12/01/2025	900	882
5.00%, 11/15/2057	2,530	2,612
5.25%, 12/01/2038	1,000	877
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(2)(3)	2,280	2,236
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,705
Duluth Economic Development Authority
5.00%, 02/15/2033	500	511
5.00%, 02/15/2034	750	764
5.00%, 02/15/2037	1,250	1,238
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	495
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	746
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	307
5.00%, 01/01/2036	1,335	1,360
5.00%, 01/01/2037	1,750	1,770

Minnesota Housing Finance Agency
3.00%, 07/01/2051	715	678
3.00%, 01/01/2052	2,770	2,618
3.00%, 07/01/2052	9,975	9,385
5.00%, 08/01/2032	1,400	1,549
5.00%, 08/01/2033	770	844
5.00%, 08/01/2035	920	991
5.00%, 08/01/2036	2,965	3,180
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,049
5.00%, 02/01/2026	2,315	2,439
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,256
State of Minnesota
5.00%, 08/01/2023	1,465	1,488
Tender Option Bond Trust Receipts/Certificates
2.71%, 12/01/2061(2)(3)	2,175	2,175

Total Minnesota		56,568

Mississippi – 0.12%
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,538
4.00%, 10/01/2041(3)	1,640	1,254
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	953
5.00%, 01/01/2033	1,750	1,809
5.00%, 10/01/2035	700	713
5.00%, 10/01/2036	2,000	2,035
5.00%, 10/01/2040(2)	1,215	1,245
5.00%, 09/01/2044(2)	2,000	2,060
State of Mississippi
5.00%, 10/01/2030	1,000	1,076

Total Mississippi		12,683

Missouri – 0.68%
Belton School District No 124
5.00%, 03/01/2028	250	270
5.50%, 03/01/2033	500	543
5.50%, 03/01/2036	500	540
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,006
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	300
5.00%, 01/01/2031	135	145
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	412
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,530
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	285
4.00%, 02/15/2034	500	444
4.00%, 07/01/2035	1,500	1,423
4.00%, 02/15/2039	990	831
4.00%, 02/01/2040	100	89
5.00%, 06/01/2025	7,000	7,252
5.00%, 04/01/2027	1,705	1,760
5.00%, 02/01/2029	1,000	1,021
5.00%, 06/01/2033	1,550	1,657
5.00%, 02/01/2035	1,000	979
5.00%, 02/01/2036	200	201
5.00%, 08/01/2040	1,145	1,122
5.00%, 10/01/2042	6,370	6,574
5.00%, 10/01/2046	6,000	6,224
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	78
4.38%, 11/15/2035	230	187
4.75%, 11/15/2047	1,250	950
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	3,108
4.00%, 03/01/2057	6,250	5,111
5.00%, 03/01/2025	1,250	1,294
5.00%, 03/01/2025	2,000	2,049
5.00%, 03/01/2026	4,395	4,524
5.00%, 03/01/2027	2,955	3,121
5.00%, 03/01/2028	3,350	3,483
Missouri Housing Development Commission
3.25%, 05/01/2051	3,220	3,086
4.00%, 05/01/2050	250	247
Mizuho Floater/Residual Trust
2.71%, 06/01/2033(2)(3)(6)	405	405
St Louis County Industrial Development Authority
5.00%, 12/01/2025	605	607
5.00%, 09/01/2038	500	440
5.00%, 09/01/2048	1,700	1,406

5.13%, 08/15/2045	200	172
5.13%, 09/01/2048	2,590	2,183
5.50%, 09/01/2033	1,000	972
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,024
5.38%, 06/01/2043	2,000	2,027
Washington Industrial Development Authority
2.50%, 11/01/2029	235	210
Wright City R-II School District
6.00%, 03/01/2037	575	669
6.00%, 03/01/2040	1,100	1,271

Total Missouri		73,232

Montana – 0.10%
City of Kalispell MT
5.25%, 05/15/2037	765	716
5.25%, 05/15/2047	500	439
5.25%, 05/15/2052	50	43
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,520
4.00%, 10/15/2036(3)	2,965	2,386
4.00%, 10/15/2041(3)	1,800	1,352
4.00%, 10/15/2046(3)	1,160	820
4.00%, 10/15/2051(3)	950	644
Mizuho Floater/Residual Trust
2.71%, 06/01/2034(2)(3)(6)	2,100	2,100
Montana Board of Housing
4.00%, 12/01/2047	180	179
4.00%, 06/01/2050	145	143

Total Montana		10,342

Nebraska – 0.74%
Ashland-Greenwood Public Schools
4.00%, 12/15/2034	1,000	990
4.00%, 12/15/2037	1,340	1,268
4.00%, 12/15/2039	1,000	928
Central Plains Energy Project
4.00%, 12/01/2049(2)	32,420	32,266
5.00%, 09/01/2033	1,500	1,509
5.00%, 09/01/2035	930	924
5.00%, 03/01/2050(2)	10,670	10,768
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	391
Hershey Public Schools
4.00%, 12/15/2026	400	410
4.00%, 12/15/2028	640	655
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,895	1,799
3.50%, 09/01/2050	785	759
3.75%, 09/01/2049	760	750
4.00%, 09/01/2049	635	629
Nebraska Public Power District
0.60%, 01/01/2051(2)	16,920	16,547
5.00%, 01/01/2024	2,455	2,508
Omaha Airport Authority
5.00%, 12/15/2031	515	528
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,197
Omaha Public Power District Nebraska City Station Unit 2
5.25%, 02/01/2042	4,250	4,339
Southeast Community College Area
4.00%, 03/15/2036	250	239

Total Nebraska		79,404

Nevada – 1.05%
Carson City NV
5.00%, 09/01/2026	550	567
City of Henderson NV
4.00%, 06/01/2035	900	897
4.00%, 06/01/2036	925	919
4.00%, 06/01/2038	3,540	3,363
5.00%, 06/01/2037	3,230	3,481
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	445	385
4.00%, 06/01/2049	1,085	868
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	837
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	308
3.00%, 06/01/2041	630	441
3.13%, 06/01/2046	1,300	850
City of North Las Vegas NV
4.00%, 06/01/2029	665	683
4.00%, 06/01/2030	695	712
4.00%, 06/01/2036	1,500	1,456

City of Reno NV
0.00%, 07/01/2058(3)	1,500	156
5.00%, 06/01/2038	150	155
City of Sparks NV
2.50%, 06/15/2024(3)	875	842
Clark County School District
4.00%, 06/15/2034	5,000	4,968
4.00%, 06/15/2038	775	732
5.00%, 06/15/2023	370	374
5.00%, 06/15/2023	1,665	1,683
5.00%, 06/15/2024	4,500	4,610
5.00%, 06/15/2025	25	26
5.00%, 06/15/2025	6,060	6,319
5.00%, 06/15/2026	3,670	3,873
5.00%, 06/15/2029	4,080	4,397
5.00%, 06/15/2035	500	533
5.00%, 06/15/2037	1,000	1,070
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,393
5.00%, 07/01/2028	630	647
5.00%, 07/01/2030	730	748
5.00%, 07/01/2035	7,000	7,428
5.00%, 07/01/2036	2,250	2,383
County of Clark NV
1.65%, 01/01/2036(2)	1,560	1,545
4.00%, 07/01/2039	4,500	4,135
5.00%, 11/01/2028	3,000	3,188
5.00%, 06/01/2032	3,000	3,230
5.00%, 12/01/2032	5,385	5,821
5.00%, 06/01/2035	2,070	2,200
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370	1,400
5.00%, 07/01/2025	2,220	2,290
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	113
3.00%, 09/01/2036	175	127
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	632
5.00%, 07/01/2043	2,500	2,555
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,025
5.00%, 06/15/2040	685	690
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,021
4.00%, 06/01/2035	4,295	4,209
5.00%, 06/01/2039	2,815	2,883
Mizuho Floater/Residual Trust
2.71%, 08/01/2050(2)(3)(6)	12,700	12,700
Nevada Housing Division
4.00%, 10/01/2049	430	424
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	494
4.00%, 07/01/2026	1,540	1,513

Total Nevada		112,299

New Hampshire – 0.39%
New Hampshire Business Finance Authority
2.84% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(1)	7,520	7,318
3.75%, 07/01/2045(2)(3)	1,000	774
4.00%, 10/20/2036	8,705	7,610
4.00%, 08/15/2039	1,100	976
4.00%, 01/01/2041	2,000	1,655
4.00%, 01/01/2051	3,000	2,302
4.13%, 01/20/2034	4,925	4,563
4.38%, 09/20/2036	2,742	2,496
5.00%, 01/01/2024	720	734
5.00%, 08/15/2029	750	806
5.25%, 07/01/2039(3)	240	204
5.63%, 07/01/2046(3)	125	107
5.75%, 07/01/2054(3)	315	266
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	103
5.00%, 07/01/2023	500	506
5.00%, 08/01/2027	1,575	1,645
5.00%, 10/01/2028	1,580	1,627
5.00%, 07/01/2030	390	416
5.00%, 08/01/2030	305	315
5.00%, 10/01/2032	2,825	2,875
5.00%, 10/01/2038	425	420
5.00%, 07/01/2044	3,040	2,882
5.25%, 07/01/2027(3)(4)	550	214
6.13%, 07/01/2052(3)(4)	245	96
6.25%, 07/01/2042(3)(4)	700	273

Total New Hampshire		41,183

New Jersey – 3.65%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	417
Camden County Improvement Authority
5.00%, 01/15/2028	500	531
5.00%, 01/15/2029	1,000	1,062
5.00%, 01/15/2033	500	526
City of Newark NJ
1.25%, 10/03/2022	2,000	2,000
1.25%, 10/03/2022	2,000	2,000
5.00%, 10/01/2027	750	796
Clifton Board Of Education
2.13%, 08/15/2044	900	530
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,930
County of Union NJ
3.00%, 03/01/2026	3,000	2,954
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,169
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	684
4.00%, 07/01/2040	525	476
5.00%, 07/01/2037	1,130	1,191
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,094
4.00%, 01/01/2037	855	808
5.00%, 10/01/2026	1,500	1,593
5.00%, 10/01/2027	1,000	1,076
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,069
New Jersey Economic Development Authority
1.20%, 11/01/2034(2)	3,000	2,950
2.20%, 10/01/2039(2)	1,400	1,192
3.13%, 07/01/2029	445	400
4.00%, 06/15/2023	1,200	1,205
4.00%, 06/15/2035	500	456
4.00%, 06/15/2037	600	535
4.00%, 06/15/2038	600	529
4.00%, 11/01/2038	825	726
4.00%, 11/01/2039	1,000	873
4.00%, 06/15/2040	1,000	868
4.00%, 11/01/2044	1,000	848
4.00%, 08/01/2059	355	289
5.00%, 03/01/2023	4,160	4,187
5.00%, 06/15/2024	2,000	2,040
5.00%, 06/15/2025	5,190	5,321
5.00%, 03/01/2026	2,000	2,008
5.00%, 06/01/2026	900	946
5.00%, 06/15/2026	470	482
5.00%, 06/15/2029	1,000	1,047
5.00%, 01/01/2030	500	474
5.00%, 06/15/2030	455	468
5.00%, 06/15/2030	4,000	4,155
5.00%, 11/01/2030	1,315	1,370
5.00%, 01/01/2031	500	503
5.00%, 11/01/2031	2,200	2,275
5.00%, 06/15/2032	370	381
5.00%, 06/15/2033	5,000	5,105
5.00%, 07/01/2033	2,875	2,917
5.00%, 06/15/2034	1,000	1,013
5.00%, 06/15/2035	1,595	1,611
5.00%, 10/01/2037	5,185	5,196
5.00%, 10/01/2039(3)	355	279
5.00%, 01/01/2040(3)	540	412
5.00%, 06/15/2040	1,615	1,600
5.00%, 10/01/2047	8,450	8,158
5.00%, 01/01/2048	3,400	2,812
5.00%, 06/15/2054(3)	3,250	2,828
5.00%, 08/01/2059	1,000	1,024
5.13%, 01/01/2034	705	707
5.13%, 06/15/2043	2,450	2,339
5.25%, 09/01/2024(3)	30,000	30,846
5.25%, 09/01/2025(3)	1,605	1,659
5.25%, 01/01/2044	190	168
5.50%, 01/01/2027	500	507
5.50%, 06/15/2030	2,000	2,171
5.63%, 11/15/2030	2,095	2,091
5.63%, 11/15/2030	2,980	2,975
5.63%, 01/01/2052	2,000	2,006

New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930	939
5.00%, 07/01/2023	3,390	3,428
5.00%, 07/01/2029	1,500	1,553
5.00%, 07/01/2032	4,920	5,072
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	2,644
5.00%, 07/01/2023	140	142
5.00%, 07/01/2025	120	125
5.00%, 07/01/2026	40	42
5.00%, 07/01/2027	60	63
5.00%, 07/01/2028	155	163
5.00%, 07/01/2030	165	174
5.00%, 07/01/2033	500	509
5.00%, 07/01/2041	815	758
5.00%, 07/01/2042(2)	2,755	2,842
5.00%, 07/01/2043(2)	2,250	2,303
5.00%, 07/01/2045(2)	3,705	3,838
5.00%, 07/01/2046	2,375	2,351
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	304
5.00%, 12/01/2023	460	469
5.00%, 12/01/2024	745	768
5.00%, 12/01/2024	1,000	1,025
5.00%, 12/01/2025	490	511
5.00%, 12/01/2025	535	554
5.00%, 12/01/2025	1,000	1,033
5.00%, 12/01/2025	2,600	2,677
5.00%, 12/01/2026	1,330	1,383
5.00%, 12/01/2026	1,550	1,603
5.00%, 12/01/2027	1,455	1,523
5.00%, 12/01/2027	1,470	1,530
5.00%, 12/01/2027	2,965	3,085
5.00%, 12/01/2030	4,805	5,018
5.00%, 12/01/2044	1,000	975
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(2)	5,000	4,910
3.55%, 04/01/2027	1,735	1,681
3.65%, 04/01/2028	1,250	1,200
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,749
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,174
0.00%, 12/15/2026	3,000	2,518
0.00%, 12/15/2027	3,260	2,599
0.00%, 12/15/2028	980	744
0.00%, 12/15/2028	1,020	774
0.00%, 12/15/2030	2,000	1,366
0.00%, 12/15/2030	3,000	2,074
0.00%, 12/15/2031	3,275	2,113
0.00%, 12/15/2031	4,060	2,655
4.00%, 06/15/2037	2,000	1,784
4.00%, 06/15/2039	2,250	1,967
4.00%, 06/15/2039	3,850	3,365
4.00%, 06/15/2040	1,820	1,579
4.00%, 06/15/2040	6,000	5,206
4.00%, 06/15/2040	6,550	5,683
4.00%, 06/15/2042	1,140	977
4.00%, 06/15/2046	1,585	1,333
4.00%, 06/15/2050	1,580	1,305
4.00%, 06/15/2050	4,030	3,327
5.00%, 06/15/2023	900	909
5.00%, 12/15/2023	2,720	2,768
5.00%, 06/15/2024	2,500	2,521
5.00%, 12/15/2024	1,335	1,366
5.00%, 06/15/2025	450	453
5.00%, 12/15/2025	1,255	1,292
5.00%, 12/15/2026	2,000	2,075
5.00%, 06/15/2027	505	528
5.00%, 12/15/2028	5,510	5,743
5.00%, 06/15/2029	1,200	1,242
5.00%, 12/15/2029	820	857
5.00%, 12/15/2030	2,000	2,074
5.00%, 06/15/2031	4,545	4,667
5.00%, 06/15/2032	235	237
5.00%, 06/15/2032	2,725	2,794
5.00%, 06/15/2032	7,440	7,690
5.00%, 12/15/2032	1,940	1,986
5.00%, 06/15/2033	6,385	6,522
5.00%, 12/15/2033	595	606

5.00%, 12/15/2033	2,200	2,237
5.00%, 06/15/2034	4,040	4,096
5.00%, 12/15/2034	1,130	1,142
5.00%, 06/15/2037	1,780	1,792
5.00%, 06/15/2037	2,980	2,998
5.00%, 06/15/2038	1,675	1,675
5.00%, 06/15/2040	2,040	2,022
5.00%, 06/15/2050	905	895
5.25%, 12/15/2022	1,760	1,767
5.25%, 12/15/2023	3,940	4,020
5.25%, 06/15/2043	3,000	3,033
5.50%, 12/15/2023	190	194
New Jersey Turnpike Authority
4.00%, 01/01/2042	565	522
4.00%, 01/01/2051	725	638
5.00%, 01/01/2028	1,540	1,609
5.00%, 01/01/2033	5,000	5,135
5.00%, 01/01/2034	1,175	1,205
Newark Board of Education
4.00%, 07/15/2037	2,075	1,925
5.00%, 07/15/2031	1,300	1,424
5.00%, 07/15/2033	1,600	1,728
Robbinsville Board of Education
5.25%, 01/01/2023	1,594	1,601
Salem County Improvement Authority
4.00%, 08/15/2042	400	349
State of New Jersey
2.00%, 06/01/2023	5,595	5,527
4.00%, 06/01/2030	4,560	4,611
4.00%, 06/01/2031	700	705
4.00%, 06/01/2032	5,515	5,528
5.00%, 06/01/2025	2,635	2,739
5.00%, 06/01/2026	3,420	3,589
5.00%, 06/01/2027	5,000	5,306
5.00%, 06/01/2029	13,235	14,329
Tender Option Bond Trust Receipts/Certificates
2.63%, 12/15/2034(2)(3)	1,600	1,600
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	9,000	8,285
Township of Livingston NJ
1.50%, 12/14/2022	5,565	5,547
Township of Montclair NJ
4.00%, 03/01/2023	800	803

Total New Jersey		390,251

New Mexico – 0.17%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,544
5.00%, 07/01/2028	1,700	1,798
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	837
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	506
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,869
5.00%, 09/01/2026	1,530	1,597
5.00%, 09/01/2027	2,130	2,232
5.00%, 09/01/2029	1,000	1,063
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(2)	2,360	2,444
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	550	538

Total New Mexico		18,428

New York – 10.07%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	934
Buffalo Sewer Authority
4.00%, 06/15/2034	175	175
4.00%, 06/15/2036	265	257
5.00%, 06/15/2032	150	163
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	755
5.00%, 08/01/2023	515	523
5.00%, 01/01/2035(3)	3,900	3,921
5.00%, 12/01/2041(3)	1,250	1,146
5.00%, 06/15/2051(3)	3,000	2,709
5.00%, 12/01/2055(3)	430	368
5.50%, 05/01/2048(3)	1,350	1,341
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,062
5.00%, 09/01/2029	2,800	2,930

City of New York NY
4.00%, 10/01/2035	905	868
4.00%, 08/01/2038	3,500	3,286
4.00%, 03/01/2040	5,870	5,446
4.00%, 12/01/2041	500	460
5.00%, 03/01/2023	505	509
5.00%, 08/01/2025	1,600	1,674
5.00%, 08/01/2026	2,575	2,731
5.00%, 08/01/2027	400	415
5.00%, 08/01/2027	2,975	3,104
5.00%, 08/01/2028	400	418
5.00%, 08/01/2028	700	736
5.00%, 08/01/2028	3,975	4,131
5.00%, 08/01/2029	1,305	1,397
5.00%, 08/01/2029	1,500	1,606
5.00%, 08/01/2031	1,000	1,066
5.00%, 08/01/2032	1,745	1,849
5.00%, 11/01/2032	2,200	2,384
5.00%, 08/01/2034	1,690	1,808
5.00%, 05/01/2035	585	629
5.00%, 03/01/2038	2,250	2,360
5.00%, 09/01/2038	2,200	2,333
5.00%, 08/01/2047	6,100	6,326
5.00%, 03/01/2050	575	593
5.25%, 09/01/2040	13,195	14,234
5.25%, 09/01/2041	10,355	11,163
5.50%, 05/01/2044	900	982
City of Yonkers NY
5.00%, 10/15/2022	200	200
5.00%, 09/01/2023	1,000	1,015
5.00%, 09/01/2025	1,015	1,057
County of Erie NY
5.00%, 06/01/2025	1,000	1,047
County of Nassau NY
5.00%, 10/01/2024	3,000	3,094
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,894
5.00%, 06/15/2024	665	683
5.00%, 06/15/2025	710	738
5.00%, 10/01/2025	810	845
5.00%, 10/01/2026	415	437
5.00%, 10/01/2028	680	728
5.00%, 06/15/2029	985	1,058
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	561
Genesee County Funding Corp.
5.00%, 12/01/2031	375	392
5.00%, 12/01/2032	460	479
5.00%, 12/01/2033	750	748
5.00%, 12/01/2034	700	695
5.00%, 12/01/2035	540	534
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550	813
0.00%, 01/01/2055	710	565
5.00%, 01/01/2056	1,485	1,226
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	521
4.00%, 07/01/2041	620	553
5.53%, 02/01/2040	3,500	3,320
5.89%, 02/01/2032	1,250	1,268
6.24%, 02/01/2047	1,000	1,017
6.47%, 02/01/2033	1,000	1,043
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,073
4.00%, 02/15/2039	1,450	1,334
4.00%, 02/15/2047	21,100	18,690
5.00%, 02/15/2032	12,325	12,965
5.00%, 02/15/2035	1,700	1,768
5.00%, 02/15/2037	1,335	1,380
Long Island Power Authority
0.85%, 09/01/2050(2)	16,125	14,374
1.00%, 09/01/2025	9,250	8,211
1.50%, 09/01/2051(2)	4,310	3,843
1.65%, 09/01/2049(2)	4,395	4,201
5.00%, 09/01/2023	550	558
5.00%, 09/01/2024	565	583
5.00%, 09/01/2025	1,000	1,049
5.00%, 09/01/2026	2,000	2,128
5.00%, 09/01/2027	6,500	7,005
5.00%, 09/01/2033	600	662
5.00%, 09/01/2034	650	709
5.00%, 09/01/2039	1,725	1,793

Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	941
4.00%, 11/15/2039	540	505
4.00%, 11/15/2045	3,375	2,794
4.00%, 11/15/2046	2,545	2,094
4.00%, 11/15/2047	2,000	1,638
5.00%, 11/15/2022	200	200
5.00%, 11/15/2022	3,830	3,837
5.00%, 11/15/2024	1,500	1,556
5.00%, 11/15/2024	1,885	1,917
5.00%, 11/15/2025	1,155	1,192
5.00%, 11/15/2026	1,600	1,659
5.00%, 11/15/2026	2,350	2,437
5.00%, 11/15/2028	2,970	3,058
5.00%, 11/15/2028	4,000	4,148
5.00%, 11/15/2029	745	757
5.00%, 11/15/2029	2,220	2,263
5.00%, 11/15/2030	730	748
5.00%, 11/15/2031	1,055	1,071
5.00%, 11/15/2033	1,025	1,023
5.00%, 11/15/2033	1,715	1,712
5.00%, 11/15/2033	3,645	3,639
5.00%, 11/15/2034	2,500	2,495
5.00%, 11/15/2035	1,750	1,743
5.00%, 11/15/2036	1,865	1,947
5.00%, 11/15/2037	1,500	1,483
5.00%, 11/15/2039	2,000	1,956
5.00%, 11/15/2048(2)	1,410	1,444
5.25%, 11/15/2036	5,000	5,279
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	924
5.00%, 12/01/2032	1,000	1,023
5.00%, 12/01/2033	1,000	1,017
5.00%, 12/01/2034	1,100	1,112
5.00%, 01/01/2050	490	381
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,501
5.00%, 11/15/2056	4,380	4,370
Nassau County Industrial Development Agency
5.00%, 01/01/2058(2)	1,334	730
9.00%, 01/01/2041(3)	515	434
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,163
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,074
New York City Housing Development Corp.
0.60%, 05/01/2061(2)	7,775	7,061
0.70%, 11/01/2060(2)	7,205	6,557
0.70%, 11/01/2060(2)	20,320	18,598
0.90%, 11/01/2060(2)	24,505	22,065
1.13%, 05/01/2060(2)	7,500	7,072
2.75%, 05/01/2050(2)	6,500	6,423
5.00%, 05/01/2026	110	115
5.00%, 05/01/2027	600	630
5.00%, 11/01/2027	855	901
5.00%, 05/01/2028	875	924
5.00%, 11/01/2028	600	636
5.00%, 05/01/2029	300	318
5.00%, 11/01/2029	875	932
5.00%, 11/01/2030	500	533
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500	3,061
5.00%, 01/01/2024	2,250	2,289
5.00%, 03/01/2028	850	906
5.00%, 01/01/2031	1,250	1,336
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,420
4.00%, 06/15/2039	9,020	8,540
4.00%, 06/15/2040	5,200	4,862
5.00%, 06/15/2031	6,075	6,330
5.00%, 06/15/2032	4,000	4,441
5.00%, 06/15/2034	6,000	6,615
5.00%, 06/15/2035	9,025	9,348
5.00%, 06/15/2036	5,000	5,172
5.00%, 06/15/2037	6,000	6,172
5.00%, 06/15/2038	2,375	2,484
5.00%, 06/15/2039	8,320	8,552
5.00%, 06/15/2040	1,130	1,179
5.00%, 06/15/2040	2,115	2,202
5.00%, 06/15/2046	9,785	9,832
5.00%, 06/15/2048	3,375	3,503

New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	989
5.00%, 07/15/2025	1,695	1,770
5.00%, 07/15/2026	1,995	2,110
5.00%, 07/15/2027	1,940	2,077
5.00%, 07/15/2032	2,000	2,132
5.00%, 07/15/2037	5,340	5,483
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000	1,935
4.00%, 02/01/2038	9,675	9,157
4.00%, 08/01/2038	500	473
4.00%, 11/01/2038	4,000	3,779
4.00%, 05/01/2039	5,000	4,702
4.00%, 08/01/2039	3,215	3,021
4.00%, 02/01/2040	26,755	25,012
4.00%, 02/01/2043	1,600	1,466
5.00%, 11/01/2023	2,165	2,208
5.00%, 11/01/2024	4,215	4,362
5.00%, 11/01/2025	5,355	5,631
5.00%, 11/01/2028	1,500	1,561
5.00%, 11/01/2029	2,000	2,065
5.00%, 02/01/2030	4,480	4,675
5.00%, 02/01/2031	2,720	2,734
5.00%, 05/01/2033	2,535	2,673
5.00%, 08/01/2034	700	736
5.00%, 11/01/2034	2,300	2,493
5.00%, 08/01/2035	1,600	1,675
5.00%, 11/01/2036	7,000	7,385
5.00%, 08/01/2038	1,975	2,047
5.00%, 02/01/2039	10,000	10,489
5.00%, 02/01/2041	200	203
5.00%, 05/01/2042	4,250	4,340
5.00%, 02/01/2047	3,375	3,469
5.25%, 11/01/2037	7,000	7,574
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,069
5.00%, 11/15/2040	1,085	1,098
New York Liberty Development Corp.
2.63%, 09/15/2069	400	330
2.75%, 11/15/2041	14,370	10,072
2.80%, 09/15/2069	1,025	841
4.00%, 02/15/2043	3,550	3,176
5.00%, 11/15/2044(3)	4,020	3,594
5.25%, 10/01/2035	2,285	2,369
5.38%, 11/15/2040(3)	6,200	6,021
New York Power Authority
4.00%, 11/15/2038	3,500	3,244
New York State Bridge Authority
5.00%, 01/01/2035	565	607
5.00%, 01/01/2036	475	509
5.00%, 01/01/2037	535	571
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	2,956
4.00%, 03/15/2032	12,500	12,623
4.00%, 03/15/2037	3,785	3,574
4.00%, 03/15/2039	1,285	1,195
4.00%, 03/15/2039	3,825	3,556
4.00%, 03/15/2039	8,700	8,088
4.00%, 03/15/2040	8,000	7,404
5.00%, 12/01/2022(3)	900	901
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	240	243
5.00%, 07/01/2023	1,000	1,014
5.00%, 03/15/2024	3,700	3,797
5.00%, 05/01/2024	4,870	4,985
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	345
5.00%, 03/15/2025	500	521
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	261
5.00%, 12/01/2026(3)	300	303
5.00%, 12/01/2026(3)	1,500	1,530
5.00%, 03/15/2027	2,500	2,607
5.00%, 07/01/2027	200	206
5.00%, 12/01/2027(3)	500	505
5.00%, 07/01/2028	110	114
5.00%, 12/01/2028(3)	600	604
5.00%, 10/01/2029	1,430	1,556

5.00%, 12/01/2029(3)	450	452
5.00%, 07/01/2030	150	155
5.00%, 10/01/2030	1,910	2,077
5.00%, 12/01/2030(3)	1,000	1,002
5.00%, 03/15/2033	1,435	1,562
5.00%, 12/01/2033(3)	700	674
5.00%, 07/01/2034	410	403
5.00%, 03/15/2036	3,500	3,729
5.00%, 03/15/2036	5,000	5,317
5.00%, 07/01/2036	735	717
5.00%, 07/15/2037	700	689
5.00%, 03/15/2046	1,775	1,834
5.00%, 05/01/2048(2)	1,040	1,075
5.00%, 05/01/2048(2)	5,695	5,780
5.25%, 03/15/2033	6,000	6,282
5.25%, 03/15/2038	1,930	2,044
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	339
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,752
0.65%, 11/01/2056(2)	7,645	6,822
0.75%, 05/01/2025	10,450	9,681
0.75%, 11/01/2025	2,785	2,538
0.75%, 11/01/2025	4,870	4,405
1.00%, 11/01/2061(2)	1,815	1,606
1.10%, 11/01/2061(2)	13,130	11,422
2.50%, 11/01/2060(2)	9,700	9,016
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,182
4.00%, 01/01/2040	5,000	4,638
4.00%, 03/15/2043	9,000	8,220
5.00%, 01/01/2032	3,610	3,697
5.00%, 01/01/2034	2,500	2,641
5.00%, 03/15/2034	2,750	2,996
5.00%, 03/15/2038	10,260	10,890
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	708
4.00%, 03/15/2038	8,675	8,080
4.00%, 03/15/2039	10,000	9,231
4.00%, 03/15/2039	9,995	9,248
4.00%, 03/15/2042	1,500	1,360
4.00%, 03/15/2045	790	708
5.00%, 03/15/2024	400	410
5.00%, 03/15/2035	2,800	2,858
5.00%, 03/15/2035	3,000	3,194
5.00%, 03/15/2036	2,090	2,207
5.00%, 03/15/2037	6,690	7,030
New York Transportation Development Corp.
2.25%, 08/01/2026	955	880
4.00%, 10/01/2030	3,860	3,618
4.00%, 12/01/2039	450	383
4.00%, 12/01/2040	500	422
4.00%, 12/01/2041	450	376
4.00%, 12/01/2042	500	402
4.00%, 12/01/2042	500	411
5.00%, 01/01/2023	270	271
5.00%, 08/01/2026	820	820
5.00%, 12/01/2028	400	409
5.00%, 12/01/2028	1,300	1,350
5.00%, 12/01/2029	300	308
5.00%, 12/01/2030	250	261
5.00%, 01/01/2031	1,015	1,001
5.00%, 08/01/2031	5,105	5,107
5.00%, 12/01/2031	300	309
5.00%, 12/01/2032	1,775	1,816
5.00%, 12/01/2032	2,355	2,376
5.00%, 01/01/2033	5,500	5,355
5.00%, 12/01/2033	400	406
5.00%, 12/01/2033	700	696
5.00%, 12/01/2033	3,650	3,631
5.00%, 12/01/2034	400	395
5.00%, 12/01/2034	500	505
5.00%, 12/01/2034	3,990	3,943
5.00%, 10/01/2035	9,000	8,642
5.00%, 12/01/2035	500	504
5.00%, 12/01/2035	800	786
5.00%, 12/01/2035	1,995	1,959
5.00%, 01/01/2036	1,330	1,273
5.00%, 12/01/2036	550	554
5.00%, 12/01/2036	1,360	1,325
5.00%, 12/01/2037	500	485

5.00%, 12/01/2037	600	603
5.00%, 12/01/2037	3,965	3,850
5.00%, 12/01/2038	500	497
5.00%, 12/01/2038	2,420	2,335
5.00%, 12/01/2039	715	688
5.00%, 10/01/2040	2,200	2,060
5.00%, 12/01/2040	450	432
5.00%, 07/01/2041	2,300	2,194
5.00%, 12/01/2041	450	431
5.00%, 12/01/2042	450	429
5.25%, 08/01/2031	435	434
5.38%, 08/01/2036	800	783
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	798
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	325
5.00%, 12/01/2027	1,425	1,448
5.00%, 12/01/2028	1,000	1,016
5.00%, 12/01/2035	1,160	1,195
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,083
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000	1,878
4.00%, 07/15/2037	2,500	2,268
5.00%, 09/15/2024	5,115	5,245
5.00%, 09/15/2026	1,000	1,038
5.00%, 10/15/2028	4,000	4,096
5.00%, 09/15/2029	1,500	1,567
5.00%, 10/15/2029	1,000	1,034
5.00%, 09/15/2032	1,500	1,550
5.00%, 11/01/2032	4,000	4,162
5.00%, 07/15/2033	2,500	2,598
5.00%, 10/15/2033	3,500	3,546
5.00%, 10/15/2033	6,000	6,173
5.00%, 11/15/2033	5,660	5,745
5.00%, 12/01/2033	5,070	5,104
5.00%, 08/01/2034	7,415	7,661
5.00%, 10/15/2037	4,665	4,716
5.25%, 08/01/2040	2,000	2,073
5.50%, 08/01/2041	11,255	11,970
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	883
3.25%, 10/01/2051	9,215	8,666
5.00%, 10/01/2023	920	929
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	1,735
Tender Option Bond Trust Receipts/Certificates
2.61%, 01/01/2053(2)(3)	4,750	4,750
2.63%, 05/01/2030(2)(3)	8,100	8,100
2.64%, 05/15/2028(2)(3)	10,100	10,100
Tompkins County Development Corp.
5.00%, 07/01/2044	115	115
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,764
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(2)	8,800	7,841
4.00%, 05/15/2040	1,250	1,158
4.00%, 05/15/2042	2,840	2,601
5.00%, 11/15/2030	4,000	4,457
5.00%, 11/15/2033	8,000	8,719
5.00%, 05/15/2038	3,000	3,160
5.00%, 11/15/2038	1,000	1,023
5.00%, 05/15/2039	11,650	12,228
5.00%, 05/15/2041	5,075	5,292
5.00%, 11/15/2042	1,910	1,977
5.00%, 11/15/2042	2,900	3,026
5.00%, 05/15/2051(2)	1,900	1,986
5.00%, 05/15/2051	3,100	3,173
Utility Debt Securitization Authority
5.00%, 12/15/2041	5,000	5,282
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,376
5.00%, 01/01/2037	525	519
5.00%, 01/01/2041	500	485
5.50%, 05/01/2042	150	150

Total New York		1,075,943

North Carolina – 1.04%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(2)	8,500	9,008

City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,387
4.00%, 07/01/2039	1,670	1,506
4.00%, 07/01/2040	2,030	1,813
4.00%, 07/01/2041	1,500	1,328
County of New Hanover NC
5.00%, 10/01/2027	100	108
5.00%, 10/01/2034	1,000	1,077
5.00%, 10/01/2047	840	905
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,795
5.00%, 07/01/2036	1,505	1,540
5.00%, 07/01/2037	1,780	1,817
5.25%, 07/01/2038	1,200	1,250
5.25%, 07/01/2042	1,100	1,136
5.50%, 07/01/2047	3,135	3,231
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160	2,174
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265	266
4.00%, 05/01/2024	190	191
5.00%, 05/01/2031	1,000	1,070
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,481
North Carolina Medical Care Commission
2.20%, 12/01/2048(2)	2,285	2,281
2.55%, 06/01/2048(2)	3,955	3,775
4.00%, 03/01/2029	140	130
4.00%, 03/01/2030	145	132
4.00%, 03/01/2031	145	130
4.00%, 09/01/2033	180	167
4.00%, 03/01/2041	2,225	1,725
4.00%, 03/01/2042	1,500	1,142
4.00%, 09/01/2047	1,000	783
4.88%, 07/01/2040	550	485
5.00%, 10/01/2024	300	314
5.00%, 10/01/2025	205	206
5.00%, 03/01/2026	125	125
5.00%, 03/01/2027	150	149
5.00%, 03/01/2028	155	153
5.00%, 10/01/2030	420	417
5.00%, 10/01/2030	2,100	2,046
5.00%, 01/01/2031	625	591
5.00%, 10/01/2031	2,950	2,848
5.00%, 02/01/2032	500	536
5.00%, 09/01/2037	3,000	3,093
5.00%, 10/01/2037	250	232
5.00%, 01/01/2039	1,225	1,081
5.00%, 07/01/2039	1,110	1,052
5.00%, 10/01/2040	900	880
5.00%, 09/01/2041	440	460
5.00%, 10/01/2043	2,000	1,783
5.00%, 07/01/2049	900	811
5.00%, 02/01/2051(2)	1,000	1,040
6.25%, 07/01/2035	1,000	1,022
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	2,709
5.00%, 02/01/2024	12,890	13,139
5.00%, 01/01/2027	530	560
5.00%, 01/01/2032	1,000	1,012
5.00%, 07/01/2051	1,700	1,598
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000	2,042
5.00%, 05/01/2025	3,000	3,090
State of North Carolina
5.00%, 03/01/2023	2,335	2,353
5.00%, 05/01/2026	4,750	5,038
5.00%, 05/01/2027	7,500	8,057
Tender Option Bond Trust Receipts/Certificates
2.71%, 01/01/2062(2)(3)	6,600	6,600

Total North Carolina		110,870

North Dakota – 0.14%
City of Grand Forks ND
4.00%, 12/01/2037	675	579
4.00%, 12/01/2041	1,830	1,518
4.00%, 12/01/2046	1,425	1,128
5.00%, 12/01/2027	1,110	1,154
5.00%, 12/01/2028	1,500	1,564
5.00%, 12/01/2031	1,300	1,358
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,095	5,803
3.00%, 01/01/2052	1,465	1,387

Total North Dakota		14,491

Ohio – 2.29%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	379
4.00%, 11/15/2034	500	438
4.00%, 11/15/2036	2,875	2,460
4.00%, 11/15/2037	2,300	1,949
4.00%, 11/15/2038	450	378
5.00%, 11/15/2030	450	487
5.25%, 11/15/2031	530	545
5.25%, 11/15/2032	645	662
5.25%, 11/15/2033	1,770	1,807
5.25%, 11/15/2046	1,255	1,226
American Municipal Power, Inc.
1.00%, 02/15/2048(2)	2,015	1,904
4.00%, 02/15/2038	2,860	2,632
5.00%, 02/15/2035	3,285	3,505
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	10,000	6,688
4.00%, 06/01/2038	1,000	907
4.00%, 06/01/2048	15,125	12,329
5.00%, 06/01/2055	48,735	40,938
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,502
City of Columbus OH
5.00%, 04/01/2033	1,345	1,460
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	951
Clermont County Port Authority
5.00%, 12/01/2029	750	783
5.00%, 12/01/2030	850	885
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	125
5.50%, 12/01/2053	1,600	1,576
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	631
5.00%, 12/01/2030	585	621
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,549
5.00%, 02/15/2042	5,050	4,976
5.50%, 02/15/2052	1,790	1,811
5.50%, 02/15/2057	2,745	2,772
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,458
County of Franklin OH
5.00%, 11/15/2033(2)	12,645	12,763
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,076
County of Marion OH
5.13%, 12/01/2049	575	496
County of Montgomery OH
4.00%, 08/01/2038	2,055	1,888
4.00%, 08/01/2039	2,220	2,025
5.00%, 08/01/2025	515	533
County of Muskingum OH
4.00%, 02/15/2023	1,700	1,699
5.00%, 02/15/2048	2,080	1,796
County of Scioto OH
5.00%, 02/15/2029	1,200	1,230
County of Wood OH
5.00%, 12/01/2032	75	75
5.00%, 12/01/2042	50	50
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	346
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	2,597
5.00%, 12/01/2051	2,135	1,950
Lancaster Port Authority
5.00%, 08/01/2049(2)	7,250	7,398
Miami University/Oxford OH
5.00%, 09/01/2030	475	521
5.00%, 09/01/2032	1,000	1,083
5.00%, 09/01/2034	700	728
Ohio Air Quality Development Authority
2.10%, 12/01/2027(2)	5,000	4,763
2.10%, 07/01/2028(2)	12,500	11,908
2.10%, 10/01/2028(2)	15,000	14,290
2.88%, 02/01/2026	5,400	5,076
3.25%, 09/01/2029	2,995	2,742
4.00%, 09/01/2030(2)	1,500	1,471
4.25%, 11/01/2039(2)	7,575	7,443
4.50%, 01/15/2048(3)	2,000	1,738
5.00%, 07/01/2049(3)	5,800	5,116

Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	838
4.00%, 07/01/2032	900	860
4.00%, 07/01/2035	505	470
5.00%, 05/01/2028	1,535	1,627
5.00%, 01/01/2032	235	242
5.00%, 10/01/2032	1,000	1,048
5.00%, 01/01/2033	285	292
5.00%, 05/01/2033	995	1,043
5.00%, 01/01/2034	360	367
5.00%, 01/15/2034	600	602
5.00%, 01/15/2040	830	818
5.25%, 01/01/2035	375	388
5.25%, 01/01/2036	500	516
5.25%, 01/01/2037	420	432
Ohio Housing Finance Agency
4.50%, 03/01/2050	175	175
Ohio State University
4.00%, 12/01/2039	7,350	6,935
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039(6)	1,100	1,180
5.00%, 02/15/2051	795	833
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	410
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	946
State of Ohio
4.00%, 01/15/2038	2,500	2,324
4.00%, 01/15/2040	1,550	1,421
4.00%, 01/15/2041	655	597
4.00%, 01/15/2050	450	381
5.00%, 01/01/2023	430	432
5.00%, 08/01/2024	2,500	2,583
5.00%, 02/01/2028	1,295	1,409
5.00%, 03/01/2028	690	752
5.00%, 03/01/2028	860	937
5.00%, 03/15/2028	1,725	1,880
5.00%, 01/01/2030	1,170	1,250
5.00%, 01/15/2035	1,645	1,685
5.00%, 10/01/2035	1,410	1,481
5.00%, 01/15/2050	1,000	990
United Local School District
4.00%, 12/01/2029	120	122
4.00%, 12/01/2030	175	178
4.00%, 12/01/2032	320	321
University of Akron
4.00%, 01/01/2027	2,780	2,810
5.00%, 01/01/2037	6,675	6,896
University of Cincinnati
5.00%, 06/01/2028	250	267
5.00%, 06/01/2029	400	427

Total Ohio		244,300

Oklahoma – 0.55%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500	507
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,526
5.00%, 09/01/2026	1,725	1,832
5.00%, 09/01/2028	1,120	1,180
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440	452
5.00%, 09/01/2025	300	313
5.00%, 09/01/2026	375	395
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,594
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	529
5.00%, 12/01/2025	545	566
5.00%, 12/01/2026	820	859
Grady County School Finance Authority
5.00%, 09/01/2028	375	405
5.00%, 09/01/2030	1,235	1,336
Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,012
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	1,979
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,389

Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,103
5.00%, 07/01/2026	2,195	2,265
5.00%, 07/01/2030	1,350	1,400
5.00%, 07/01/2032	2,960	3,042
5.00%, 07/01/2035	3,240	3,279
5.00%, 07/01/2043	1,065	1,063
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	1,140
5.70%, 04/01/2025(4)	335	201
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,105
Oklahoma Development Finance Authority
4.00%, 12/01/2022	530	531
4.00%, 06/01/2023	1,305	1,311
5.00%, 08/01/2023	515	516
5.00%, 08/01/2026	75	75
5.00%, 08/01/2030	1,010	1,002
5.25%, 08/15/2048	3,330	2,760
5.50%, 08/15/2057	1,780	1,510
Oklahoma State University
5.00%, 09/01/2031	1,500	1,648
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	725
5.00%, 01/01/2026	2,500	2,625
5.00%, 01/01/2027	3,000	3,189
5.00%, 01/01/2028	2,905	3,125
Oklahoma Water Resources Board
4.00%, 04/01/2035	1,750	1,761
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,156
5.00%, 06/01/2033	1,240	1,272
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	232
5.00%, 11/15/2029	400	403
5.25%, 11/15/2037	1,000	1,004
5.25%, 11/15/2045	1,500	1,472

Total Oklahoma		58,789

Oregon – 0.52%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	300
County of Yamhill OR
4.00%, 12/01/2030	950	938
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,631
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	204
5.00%, 09/01/2032	270	275
5.00%, 09/01/2046	1,000	983
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,176
Oregon State Facilities Authority
5.00%, 06/01/2030	7,775	8,304
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,613
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,181
5.00%, 07/01/2027	1,000	1,036
5.00%, 07/01/2027	2,000	2,071
5.00%, 07/01/2028	2,000	2,084
5.00%, 07/01/2028	2,190	2,281
5.00%, 07/01/2029	750	809
5.00%, 07/01/2031	1,000	1,027
5.00%, 07/01/2032	1,000	1,009
5.00%, 07/01/2033	3,485	3,510
5.00%, 07/01/2045	2,420	2,413
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	816
4.00%, 05/15/2041	1,500	1,322
4.00%, 05/15/2047	475	361
4.00%, 05/15/2057	1,500	1,063
Salem-Keizer School District No 24J
4.00%, 06/15/2037	3,000	2,896
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,165	1,128
4.00%, 07/01/2051	2,790	2,726
Yamhill County Hospital Authority
1.75%, 11/15/2026	1,355	1,238
2.13%, 11/15/2027	1,000	882
2.50%, 11/15/2028	1,000	876
5.00%, 11/15/2046	1,540	1,248
5.00%, 11/15/2051	1,005	817
5.00%, 11/15/2051	1,100	870
5.00%, 11/15/2056	1,940	1,504

Total Oregon		55,592

Other Territory – 0.06%
Tender Option Bond Trust Receipts/Certificates
2.71%, 12/01/2061(2)(3)	6,900	6,900

Total Other Territory		6,900

Pennsylvania – 3.91%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	857
5.00%, 01/01/2056	13,570	13,693
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	289
4.00%, 03/01/2033	300	286
4.00%, 03/01/2035	345	323
4.00%, 03/01/2041	2,615	2,286
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,463
5.00%, 07/15/2034	5,100	5,249
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	1,020	809
4.00%, 12/01/2041	1,720	1,198
4.25%, 12/01/2050	1,915	1,262
Allentown City School District
5.00%, 02/01/2031	500	538
5.00%, 02/01/2033	470	501
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,250	1,253
5.00%, 05/01/2032(3)	2,025	1,977
5.00%, 05/01/2036	850	866
5.00%, 05/01/2042(3)	1,750	1,608
5.00%, 05/01/2042	3,875	3,875
5.00%, 05/01/2042(3)	4,345	3,992
6.00%, 05/01/2042(3)	450	441
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	481
5.00%, 07/01/2027	475	481
5.00%, 07/01/2028	925	935
5.00%, 07/01/2029	500	505
5.00%, 07/01/2030	675	678
5.00%, 07/01/2033	640	622
5.00%, 07/01/2034	1,580	1,510
5.00%, 07/01/2035	435	411
5.00%, 07/01/2036	665	621
5.00%, 07/01/2037	1,410	1,299
5.00%, 07/01/2038	1,460	1,346
5.00%, 07/01/2039	1,510	1,376
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,773
5.00%, 07/15/2025	1,000	1,042
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	442
5.00%, 07/15/2028	350	378
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175	170
5.00%, 10/15/2032(3)	1,415	1,373
5.00%, 03/01/2038(3)	425	403
5.13%, 03/01/2048(3)	945	863
5.88%, 10/15/2047(3)	3,385	3,219
Chichester School District
4.00%, 09/15/2028	750	769
4.00%, 09/15/2029	900	925
4.00%, 09/15/2030	1,000	1,025
City of Oil City PA
4.00%, 12/01/2030	225	229
4.00%, 12/01/2032	185	186
City of Philadelphia PA
5.00%, 08/01/2023	4,000	4,052
5.00%, 07/15/2026	2,475	2,529
5.00%, 08/01/2027	1,500	1,591
5.00%, 08/01/2028	6,000	6,259
5.00%, 02/01/2029	3,175	3,406
5.00%, 08/01/2031	500	543
5.00%, 08/01/2031	8,000	8,460
5.00%, 08/01/2033	2,000	2,100
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2026	1,155	1,213
5.00%, 07/01/2027	1,520	1,611
5.00%, 07/01/2029	230	240
5.00%, 07/01/2030	1,000	1,029
5.00%, 07/01/2031	2,000	2,043
5.00%, 07/01/2032	1,745	1,777
5.00%, 07/01/2033	1,000	1,012
5.00%, 07/01/2047	1,060	1,044

City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,237
5.00%, 11/01/2027	1,540	1,656
5.00%, 11/01/2032	1,000	1,066
City of Reading PA
5.00%, 11/01/2027	2,330	2,473
Coatesville School District
5.00%, 08/01/2025	875	914
Commonwealth Financing Authority
5.00%, 06/01/2027	750	797
5.00%, 06/01/2027	1,500	1,568
5.00%, 06/01/2027	2,165	2,300
5.00%, 06/01/2028	2,555	2,691
5.00%, 06/01/2030	1,750	1,908
5.00%, 06/01/2031	1,255	1,360
Commonwealth of Pennsylvania
4.00%, 04/01/2033	20,000	20,013
5.00%, 02/01/2023	895	900
5.00%, 01/01/2024	5,800	5,925
5.00%, 01/01/2027	2,095	2,236
County of Lancaster PA
4.00%, 11/01/2029	625	645
4.00%, 11/01/2030	560	574
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,759
County of Luzerne PA
5.00%, 12/15/2029	750	808
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	213
4.00%, 01/01/2033	545	513
4.00%, 01/01/2033	745	757
4.50%, 01/01/2040(3)	3,500	2,907
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,942
5.00%, 06/01/2035	1,000	1,013
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	578
4.00%, 12/01/2035	375	370
5.00%, 12/01/2028	275	299
Delaware County Authority
5.00%, 08/01/2030	1,150	1,191
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,147
Deutsche Bank Spears/Lifers Trust
2.86%, 02/01/2043(2)(3)(6)	8,360	8,360
Doylestown Hospital Authority
4.00%, 07/01/2045	750	527
5.00%, 07/01/2046	3,700	3,118
5.00%, 07/01/2049	3,620	2,998
Easton Area School District
5.00%, 04/01/2029	1,000	1,052
5.00%, 04/01/2030	2,805	2,948
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	386
Geisinger Authority
5.00%, 04/01/2035	3,000	3,114
5.00%, 02/15/2039	1,500	1,515
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,031
5.00%, 06/01/2044	1,085	1,107
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2030	780	803
5.00%, 07/01/2034	2,000	2,027
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	776
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,086
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	774
5.00%, 07/01/2031	560	531
5.00%, 07/01/2032	560	527
5.00%, 12/01/2032	250	229
5.00%, 12/01/2037	820	716
5.00%, 11/01/2039	550	557
5.00%, 11/01/2040	500	504
5.00%, 11/01/2041	1,000	1,006
5.00%, 07/01/2045	1,970	1,814
5.00%, 12/01/2047	2,010	1,611
5.00%, 11/01/2051	2,600	2,567

Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	150
4.00%, 07/01/2037	130	111
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	375
4.00%, 03/01/2039	320	260
4.00%, 03/01/2040	500	402
4.00%, 03/01/2046	750	563
4.00%, 03/01/2051	800	578
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,046
Manheim Central School District
4.00%, 05/01/2038	850	792
4.00%, 05/01/2040	500	460
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	466
5.00%, 10/01/2023	50	50
5.00%, 09/01/2024	410	419
5.00%, 10/01/2028	1,000	979
5.00%, 09/01/2032	1,000	1,035
5.00%, 09/01/2033	305	314
5.00%, 10/01/2036	1,320	1,218
5.00%, 10/01/2040	1,595	1,432
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,608
5.25%, 01/01/2040	1,510	1,444
5.38%, 01/01/2050	500	466
North Allegheny School District
4.00%, 05/01/2035	1,000	987
4.00%, 05/01/2036	705	683
Northampton County General Purpose Authority
2.84% (1 Month LIBOR USD + 1.04%), 08/15/2048(1)	1,625	1,627
5.00%, 08/15/2036	455	458
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,180
1.75%, 08/01/2038(2)	10,000	9,609
2.00%, 12/01/2030(2)	4,300	4,300
2.86% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(1)	3,085	3,009
3.25%, 08/01/2039(3)	625	455
4.00%, 04/15/2037	1,000	924
4.00%, 11/15/2042	7,500	6,582
5.00%, 04/15/2026	2,500	2,607
5.00%, 04/15/2027	4,600	4,826
5.00%, 04/15/2031	2,095	2,192
5.00%, 12/31/2034	1,000	996
9.00%, 04/01/2051(2)(3)	3,030	3,450
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,091
5.00%, 06/15/2025	1,855	1,931
5.00%, 08/15/2029	1,600	1,704
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,825	13,758
3.00%, 10/01/2052	8,600	7,971
3.50%, 04/01/2051	670	657
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	854
4.00%, 12/01/2037	1,000	936
4.00%, 12/01/2038	360	339
4.00%, 12/01/2039	4,000	3,741
4.00%, 12/01/2042	625	565
4.00%, 12/01/2045	2,000	1,771
4.00%, 12/01/2046	2,000	1,761
5.00%, 06/01/2028	2,085	2,175
5.00%, 06/01/2032	2,000	2,083
5.00%, 06/01/2033	3,155	3,277
5.00%, 12/01/2034	1,240	1,301
5.00%, 12/01/2037	450	471
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,513
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	623
4.00%, 06/01/2041	750	585
4.00%, 06/01/2051	800	569
4.00%, 06/01/2056	850	582
5.00%, 07/01/2031	205	190
5.00%, 07/01/2032	600	552
5.00%, 07/01/2037	150	132
5.00%, 06/15/2039	500	460
5.00%, 06/15/2040(3)	900	824
5.00%, 08/01/2040	620	591
5.00%, 06/15/2050	1,375	1,189
5.00%, 06/15/2050(3)	1,700	1,465
5.00%, 08/01/2050	1,050	961

Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	950
5.00%, 08/01/2024	425	437
5.00%, 08/01/2024	500	514
5.00%, 08/01/2025	450	469
5.00%, 08/01/2027	750	794
5.00%, 08/01/2028	625	668
5.00%, 08/01/2029	1,000	1,075
5.00%, 08/01/2031	1,755	1,889
5.00%, 08/01/2032	1,000	1,073
5.00%, 08/01/2033	1,250	1,334
5.00%, 08/01/2034	1,410	1,499
5.00%, 08/01/2035	1,000	1,058
5.00%, 08/01/2036	1,690	1,778
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,526
Pittsburgh Water & Sewer Authority
3.11% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(1)	15,000	15,004
5.00%, 09/01/2038	1,000	1,062
Reading School District
5.00%, 03/01/2035	1,100	1,148
5.00%, 03/01/2036	1,250	1,303
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,345
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,695
5.00%, 09/01/2029	1,500	1,581
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,163
5.00%, 09/01/2031	1,000	1,041
5.00%, 09/01/2031	1,200	1,274
5.00%, 09/01/2032	1,200	1,266
5.00%, 09/01/2032	2,200	2,294
5.00%, 09/01/2033	960	1,048
5.00%, 09/01/2033	1,500	1,558
Scranton School District
5.00%, 06/01/2033	530	568
5.00%, 06/01/2035	515	549
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	589
St Mary Hospital Authority
5.00%, 11/15/2022	1,900	1,904
State Public School Building Authority
4.00%, 06/15/2033	685	686
4.00%, 06/15/2034	700	698
5.00%, 06/15/2025	3,000	3,098
5.00%, 12/01/2025	425	440
5.00%, 06/01/2026	180	187
5.00%, 12/01/2026	645	667
5.00%, 06/01/2029	665	717
5.00%, 12/01/2032	725	772
5.00%, 12/01/2032	2,335	2,402
5.25%, 09/15/2030	990	1,041
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,002
5.00%, 01/01/2038	4,125	4,096
Tender Option Bond Trust Receipts/Certificates
2.71%, 12/01/2060(2)(3)	4,800	4,800
Trinity Area School District
4.00%, 11/01/2043	2,250	2,035
Upper Merion Area School District
3.00%, 01/15/2040	250	199
5.00%, 01/15/2030	600	634
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,058
York County School of Technology Authority
5.00%, 02/15/2023	1,200	1,207
5.00%, 02/15/2028	400	411

Total Pennsylvania		417,478

Puerto Rico – 2.64%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	2,503	2,301
0.00%, 07/01/2033	2,886	1,591
0.00%, 11/01/2043(2)	11,163	5,582
4.00%, 07/01/2033	14,218	12,503
4.00%, 07/01/2035	6,796	5,809
4.00%, 07/01/2037	2,880	2,363
4.00%, 07/01/2041	2,352	1,836
4.00%, 07/01/2046	2,446	1,831

5.25%, 07/01/2023	5,861	5,887
5.38%, 07/01/2025	16,798	16,960
5.63%, 07/01/2027	18,901	19,293
5.63%, 07/01/2029	8,592	8,788
5.75%, 07/01/2031	5,846	5,960
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	2,900	2,282
4.00%, 07/01/2042(3)	3,460	2,723
4.00%, 07/01/2042(3)	4,450	3,502
4.00%, 07/01/2047(3)	1,025	768
4.00%, 07/01/2047(3)	1,250	937
5.00%, 07/01/2027(3)	1,070	1,071
5.00%, 07/01/2029(3)	1,360	1,346
5.00%, 07/01/2029(3)	3,150	3,116
5.00%, 07/01/2030(3)	7,420	7,273
5.00%, 07/01/2033(3)	5,845	5,649
5.00%, 07/01/2035(3)	3,000	2,843
5.00%, 07/01/2037(3)	1,050	988
5.00%, 07/01/2037(3)	5,655	5,319
5.00%, 07/01/2037(3)	7,750	7,290
5.00%, 07/01/2047(3)	8,000	7,087
6.13%, 07/01/2024	125	127
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20	14
5.00%, 07/01/2024(4)	415	308
5.00%, 07/01/2025(4)	25	19
5.00%, 07/01/2026(4)	60	45
5.00%, 07/01/2027(4)	15	11
5.00%, 07/01/2027(4)	25	19
5.00%, 07/01/2028(4)	30	22
5.00%, 07/01/2028(4)	50	37
5.00%, 07/01/2032(4)	500	371
5.00%, 07/01/2037(4)	2,300	1,708
5.05%, 07/01/2042(4)	120	89
5.25%, 07/01/2023(4)	3,495	2,595
5.25%, 07/01/2024(4)	110	82
5.25%, 07/01/2026(4)	635	471
5.25%, 07/01/2027(4)	200	148
5.25%, 07/01/2027(4)	210	156
5.25%, 07/01/2027(4)	315	234
5.25%, 07/01/2028(4)	60	45
5.25%, 07/01/2033(4)	95	71
5.25%, 07/01/2040(4)	3,075	2,283
5.25%, 07/01/2050(4)	270	200
5.50%, 07/01/2038(4)	4,000	2,985
5.75%, 07/01/2036(4)	1,300	975
6.75%, 07/01/2036(4)	1,560	1,193
7.25%, 07/01/2030(4)	265	204
Puerto Rico Housing Finance Authority
5.00%, 12/01/2023	4,300	4,363
5.00%, 12/01/2024	9,270	9,504
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	201
5.00%, 07/01/2030	285	301
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	1,659	1,533
0.00%, 07/01/2024	4,596	4,246
0.00%, 07/01/2027	407	324
0.00%, 07/01/2027	2,061	1,643
0.00%, 07/01/2029	2,569	1,847
0.00%, 07/01/2031	5,167	3,286
0.00%, 07/01/2033	12,567	7,063
0.00%, 07/01/2046	32,706	7,373
0.00%, 07/01/2051	6,000	977
4.33%, 07/01/2040	6,839	5,907
4.33%, 07/01/2040	33,090	28,582
4.50%, 07/01/2034	2,582	2,414
4.55%, 07/01/2040	3,500	3,110
4.75%, 07/01/2053	8,294	7,084
4.78%, 07/01/2058	13,131	11,044
5.00%, 07/01/2058	27,485	24,264

Total Puerto Rico		282,376

Rhode Island – 0.38%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,690
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,209
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,740
4.00%, 09/15/2042	5,000	4,426
5.00%, 09/01/2031	2,215	2,024

5.00%, 09/01/2036	100	87
5.00%, 05/15/2039	700	698
5.50%, 05/15/2040	1,205	1,311
5.50%, 05/15/2041	1,570	1,696
5.50%, 05/15/2047	4,130	4,397
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,575	3,358
3.50%, 10/01/2050	1,015	986
4.00%, 10/01/2049	435	430
5.00%, 10/01/2026	395	419
5.00%, 04/01/2027	215	229
5.00%, 10/01/2027	250	268
5.00%, 10/01/2027	520	549
5.00%, 04/01/2028	480	507
5.00%, 10/01/2028	275	297
5.00%, 10/01/2029	285	308
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,047
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	237
5.00%, 12/01/2024	600	613
5.00%, 12/01/2025	500	516
5.00%, 12/01/2025	1,000	1,025
5.00%, 12/01/2026	750	781
5.00%, 12/01/2026	1,000	1,040
5.00%, 12/01/2027	800	838
5.00%, 12/01/2027	1,000	1,058
5.00%, 12/01/2028	1,150	1,214
5.00%, 12/01/2029	675	715
5.00%, 12/01/2030	1,645	1,733
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,481

Total Rhode Island		40,927

South Carolina – 0.83%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,428
Connector 2000 Association, Inc.
0.00%, 01/01/2032(6)	1,007	308
0.00%, 01/01/2032	4,761	2,465
0.00%, 01/01/2042	5,258	1,240
0.00%, 07/22/2051	22,772	2,405
County of Richland SC
5.00%, 03/01/2025	2,900	3,025
Lancaster County School District
5.00%, 03/01/2023	445	448
Lexington County Health Services District, Inc.
5.00%, 11/01/2023	300	304
5.00%, 11/01/2024	780	803
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(2)	34,175	34,248
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	3,751
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,081
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	536
5.00%, 05/01/2037	500	438
5.00%, 05/01/2042	500	417
5.00%, 11/15/2042	585	525
5.00%, 05/01/2043	4,675	4,667
5.00%, 04/01/2047	2,000	1,684
5.00%, 04/01/2052	1,750	1,443
5.00%, 11/15/2054	1,000	840
6.00%, 02/01/2035(3)(4)	525	210
6.25%, 02/01/2045(3)(4)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,014
5.00%, 07/01/2027	3,120	3,252
5.00%, 07/01/2028	1,100	1,152
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,140
5.00%, 12/01/2032	1,500	1,529
5.00%, 12/01/2032	5,345	5,553
5.00%, 12/01/2035	1,500	1,509
5.00%, 12/01/2041	3,000	2,980
5.75%, 12/01/2043	2,000	2,058
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	685	673
4.00%, 07/01/2050	680	669
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	320

Total South Carolina		88,513

South Dakota – 0.17%
City of Sioux Falls SD
5.00%, 11/01/2042	750	647
County of Lawrence SD
4.00%, 12/01/2036	730	724
4.00%, 12/01/2038	810	762
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,504
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	363
5.00%, 09/01/2025	880	910
5.00%, 09/01/2026	2,000	2,088
5.00%, 11/01/2029	800	820
5.00%, 11/01/2030	1,000	1,020
5.00%, 07/01/2033(2)	2,630	2,688
5.00%, 11/01/2045	1,500	1,471
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,150	1,094
4.00%, 11/01/2047	3,860	3,828

Total South Dakota		17,919

Tennessee – 1.01%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240	864
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	500
5.00%, 10/01/2032	1,215	1,207
5.00%, 10/01/2035	2,260	2,211
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,862
5.00%, 07/01/2035	1,275	1,297
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,838
5.00%, 04/01/2024	1,000	1,018
5.00%, 04/01/2027	1,740	1,792
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	442
5.50%, 07/01/2037	1,600	1,167
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(2)	4,580	4,570
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,152
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	945	937
5.13%, 06/01/2036(3)	3,290	3,285
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	546
0.00%, 04/01/2030	750	654
0.00%, 04/01/2031	650	565
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,287
Tender Option Bond Trust Receipts/Certificates
2.71%, 12/01/2060(2)(3)	4,500	4,500
Tennergy Corp.
4.00%, 12/01/2051(2)	3,625	3,513
5.00%, 02/01/2050(2)	19,320	19,728
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(2)	2,135	2,134
4.00%, 11/01/2049(2)	8,570	8,485
5.00%, 02/01/2027	2,725	2,759
5.00%, 05/01/2052(2)	6,450	6,439
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,685	1,586
3.75%, 07/01/2052	2,380	2,301
5.00%, 01/01/2053	3,215	3,274
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	26,289

Total Tennessee		108,202

Texas – 8.22%
Alamito Public Facility Corp.
3.50%, 09/01/2025(2)	1,990	1,957
3.50%, 09/01/2025(2)	4,315	4,243
Alamo Community College District
4.00%, 02/15/2023	1,000	1,003
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	436
4.00%, 08/15/2038	4,410	4,050
4.00%, 08/15/2039	4,925	4,480
4.00%, 08/15/2040	5,130	4,634
4.00%, 08/15/2041	5,400	4,835
4.00%, 08/15/2042	3,000	2,670

Arlington Independent School District
4.00%, 02/15/2039	1,500	1,409
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	444
5.00%, 08/01/2028	310	332
5.00%, 08/01/2031	300	320
5.00%, 08/01/2031	580	619
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250	250
5.00%, 01/01/2025	150	148
5.00%, 01/01/2027	400	392
5.00%, 01/01/2028	540	526
5.00%, 01/01/2028	1,570	1,577
5.00%, 01/01/2029	475	460
5.00%, 01/01/2029	1,045	1,049
5.00%, 01/01/2030	720	693
5.00%, 01/01/2032	1,700	1,691
5.00%, 01/01/2034	1,000	926
Austin Independent School District
4.00%, 08/01/2032	2,835	2,895
4.00%, 08/01/2033	3,160	3,195
4.00%, 08/01/2034	3,620	3,629
4.00%, 08/01/2035	2,465	2,450
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,436
5.00%, 10/01/2025	1,780	1,817
5.00%, 10/01/2026	1,400	1,436
5.00%, 10/01/2028	1,925	1,979
5.00%, 10/01/2030	2,175	2,225
5.00%, 10/01/2033	2,000	2,024
5.00%, 10/01/2034	2,000	2,019
5.00%, 10/01/2036	1,000	1,007
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,557
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,010
5.00%, 05/01/2024	1,000	1,025
5.00%, 05/01/2025	1,000	1,036
Birdville Independent School District
5.00%, 02/15/2026	725	765
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	260
5.25%, 12/01/2035	525	526
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785	10,521
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	912
4.00%, 01/01/2033	1,000	930
4.00%, 01/01/2036	500	458
4.00%, 01/01/2037	620	563
5.00%, 01/01/2024	175	178
5.00%, 01/01/2025	225	230
5.00%, 01/01/2025	3,795	3,859
5.00%, 01/01/2028	300	308
5.00%, 01/01/2029	750	785
5.00%, 01/01/2031	500	522
5.00%, 01/01/2031	600	626
5.00%, 01/01/2032	500	520
5.00%, 01/01/2034	1,475	1,539
5.00%, 01/01/2035	600	616
5.00%, 01/01/2036	600	614
5.00%, 01/01/2037	605	617
5.00%, 01/01/2038	400	407
5.00%, 01/01/2039	500	507
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,506
5.00%, 08/15/2042	1,400	1,391
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,208
4.00%, 04/01/2040	1,450	1,330
City of Arlington TX
5.00%, 08/15/2031	265	274
5.00%, 08/15/2033	290	295
5.00%, 08/15/2035	320	324
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,000	869
City of Austin TX
5.00%, 09/01/2023	2,160	2,196
5.00%, 09/01/2037	2,900	3,147

City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,179
5.00%, 11/15/2028	1,000	1,016
5.25%, 11/15/2047	1,825	1,855
City of Crandall TX
3.38%, 09/15/2026(3)	50	45
4.00%, 09/15/2031(3)	100	88
City of Dallas TX
5.00%, 02/15/2024	1,055	1,081
5.00%, 02/15/2027	8,125	8,686
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,117
4.00%, 08/15/2030	1,040	1,043
4.00%, 08/15/2032	1,000	961
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530	556
5.00%, 10/01/2031	800	842
City of El Paso TX
5.00%, 08/15/2025	2,245	2,349
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,879
5.00%, 03/01/2035	1,035	1,120
City of Elgin TX
4.00%, 07/15/2027	330	339
4.00%, 07/15/2029	350	361
4.00%, 07/15/2031	295	299
4.00%, 07/15/2031	385	391
4.00%, 07/15/2033	240	239
4.00%, 07/15/2033	415	412
4.00%, 07/15/2034	175	171
City of Fort Worth TX
5.00%, 03/01/2023	1,125	1,134
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	747
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	809
5.00%, 08/15/2032	1,250	1,350
5.00%, 08/15/2034	1,300	1,390
City of Houston TX
5.00%, 03/01/2023	1,975	1,990
5.00%, 03/01/2025	750	780
5.00%, 03/01/2028	1,000	1,065
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100	1,928
4.00%, 07/01/2036	2,500	2,283
4.00%, 07/01/2041	1,950	1,527
4.75%, 07/01/2024	1,200	1,191
5.00%, 07/01/2027	1,625	1,632
5.00%, 07/01/2027	3,000	3,201
5.00%, 07/15/2027	2,325	2,334
5.00%, 07/01/2029	1,000	1,041
5.00%, 07/01/2031	1,750	1,806
5.00%, 07/01/2032	1,750	1,798
5.00%, 07/01/2033	1,770	1,825
5.00%, 07/01/2034	1,750	1,797
5.00%, 07/15/2035	800	749
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000	4,024
4.00%, 11/15/2035	300	287
4.00%, 11/15/2036	300	285
5.00%, 11/15/2023	225	229
5.00%, 05/15/2028	410	420
5.00%, 11/15/2033	400	420
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,188
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	2,768
4.00%, 04/15/2039	2,500	2,288
City of Midland TX
4.00%, 03/01/2044	1,250	1,124
City of Mission TX
5.00%, 02/15/2027	230	243
5.00%, 02/15/2027	335	354
5.00%, 02/15/2029	125	135
City of Pearland TX
5.00%, 03/01/2024	650	665
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,188
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,071
5.00%, 07/01/2028	1,750	1,823
5.00%, 07/01/2030	1,000	1,043

City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(2)	22,440	19,908
1.75%, 02/01/2049(2)	4,000	3,765
2.00%, 02/01/2049(2)	15,940	14,490
5.00%, 02/01/2030	1,000	1,070
5.00%, 02/01/2039	1,700	1,781
5.00%, 02/01/2040	1,465	1,529
5.00%, 02/01/2041	570	593
City of Temple TX
4.00%, 08/01/2031	225	228
4.00%, 08/01/2033	200	199
4.00%, 08/01/2034	240	238
4.00%, 08/01/2035	215	211
4.00%, 08/01/2039	220	212
4.00%, 08/01/2041	170	160
City of Waco TX
5.00%, 02/01/2025	1,710	1,748
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	328
3.00%, 08/15/2033	260	226
3.00%, 08/15/2034	490	418
3.00%, 08/15/2035	680	570
3.00%, 08/15/2036	330	272
3.00%, 08/15/2037	730	592
3.00%, 08/15/2038	380	302
3.00%, 08/15/2039	780	608
3.00%, 08/15/2040	935	716
3.00%, 08/15/2041	965	725
4.00%, 08/15/2036	350	337
4.00%, 08/15/2037	500	475
4.00%, 08/15/2038	600	567
5.00%, 08/15/2025	460	479
5.00%, 08/15/2030	170	185
5.00%, 08/15/2031	100	109
6.13%, 08/15/2048	4,750	4,825
Conroe Local Government Corp.
5.00%, 10/01/2033	200	214
5.00%, 10/01/2034	200	213
5.00%, 10/01/2035	135	143
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,342
4.00%, 08/15/2036	2,580	2,502
County of Collin TX
4.00%, 02/15/2037	1,105	1,079
County of Comal TX
4.00%, 02/01/2023	1,000	1,003
County of El Paso TX
5.00%, 02/15/2029	1,500	1,612
5.00%, 02/15/2031	1,280	1,342
County of Harris TX
5.00%, 10/01/2027	5,000	5,382
5.00%, 08/15/2031	1,760	1,965
5.00%, 08/15/2032	1,000	1,119
County of Tarrant TX
5.00%, 07/15/2037	945	1,025
5.00%, 07/15/2038	2,500	2,705
Cypress-Fairbanks Independent School District
5.00%, 02/15/2025	1,000	1,024
5.00%, 02/15/2025	1,205	1,253
5.00%, 02/15/2027	470	497
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	571
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,149
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,864
4.00%, 11/01/2035	3,870	3,693
4.00%, 11/01/2045	4,215	3,698
4.00%, 11/01/2046	3,950	3,413
5.00%, 11/01/2031	2,310	2,519
5.00%, 11/01/2032	1,600	1,607
5.00%, 11/01/2032	1,500	1,647
5.00%, 11/01/2044	300	300
5.25%, 11/01/2027	1,145	1,158
Dallas Independent School District
4.00%, 02/15/2023	1,250	1,254
4.00%, 02/15/2025	1,655	1,686
4.00%, 02/15/2026	1,000	1,024
Decatur Hospital Authority
5.00%, 09/01/2030	555	580
5.00%, 09/01/2032	1,110	1,130

Denton Independent School District
0.00%, 08/15/2025	500	454
2.00%, 08/01/2044(2)	175	171
2.00%, 08/01/2044(2)	2,700	2,617
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	904
5.00%, 08/15/2034	1,225	1,355
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,272
5.00%, 08/15/2029	50	50
Fort Bend Independent School District
0.72%, 08/01/2051(2)	8,890	7,921
0.88%, 08/01/2050(2)	2,775	2,487
Fort Worth Independent School District
5.00%, 02/15/2047	2,500	2,594
Galveston Independent School District
5.00%, 02/01/2034	500	538
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,819
5.00%, 10/01/2033	1,205	1,283
5.00%, 10/01/2034	1,500	1,594
5.00%, 10/01/2052(2)	9,910	10,047
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,390
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250	2,202
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,389
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(2)	1,630	1,478
2.45% (1 Month LIBOR USD + 0.65%), 11/15/2046(1)	1,500	1,497
4.00%, 10/01/2041	500	455
5.00%, 01/01/2043	180	156
5.00%, 07/01/2049(2)	1,480	1,521
5.00%, 07/01/2049(2)	5,000	5,216
5.00%, 10/01/2051(2)	14,500	15,430
Harris County Flood Control District
4.00%, 10/01/2036	480	469
4.00%, 10/01/2037	4,400	4,265
5.00%, 10/01/2031	3,145	3,474
Hays Consolidated Independent School District
2.70%, 08/15/2042(2)	1,730	1,723
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	787
Houston Independent School District
4.00%, 06/01/2029(2)	1,200	1,203
4.00%, 06/01/2039(2)	4,415	4,426
5.00%, 02/15/2030	1,000	1,053
Irving Hospital Authority
5.00%, 10/15/2035	625	632
Keller Independent School District
4.00%, 08/15/2038	10,000	9,470
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	253
4.00%, 09/01/2035	250	223
5.00%, 09/01/2030	250	253
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	898
5.00%, 11/01/2028	1,250	1,251
5.00%, 11/01/2030	1,080	1,100
5.00%, 11/01/2035	1,000	1,009
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,238
5.00%, 05/15/2026	1,000	1,053
5.00%, 05/15/2032	705	772
5.00%, 05/15/2036	1,425	1,496
5.00%, 05/15/2038	3,480	3,644
5.00%, 05/15/2040	5,250	5,449
5.00%, 05/15/2051	5,000	5,002
6.00%, 05/15/2052	1,825	2,031
Midlothian Independent School District
2.00%, 08/01/2051(2)	1,065	1,031
Mission Economic Development Corp.
4.63%, 10/01/2031(3)	3,955	3,894
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	50
5.00%, 09/15/2033	270	270
5.00%, 09/15/2034	55	55
5.00%, 09/15/2035	1,145	1,133
5.00%, 09/15/2036	75	74
5.00%, 09/15/2037	1,245	1,221

5.00%, 09/15/2038	125	122
5.00%, 09/15/2043	380	361
5.00%, 09/15/2048	1,070	997
Needville Independent School District
5.00%, 08/15/2025	1,175	1,230
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	638
4.00%, 08/15/2028(3)	535	501
4.00%, 08/15/2031(3)	725	655
4.25%, 10/01/2026	2,000	1,958
5.00%, 08/15/2024	730	751
5.00%, 08/15/2026	200	211
5.00%, 08/15/2027	375	400
5.00%, 04/01/2029	1,000	978
5.00%, 08/15/2030	3,500	3,701
5.00%, 04/01/2031	335	353
5.00%, 10/01/2031	160	149
5.00%, 11/01/2031	1,750	1,763
5.00%, 04/01/2034	475	487
5.00%, 10/01/2034	185	167
5.00%, 07/01/2035	2,100	1,785
5.00%, 04/01/2036	820	863
5.00%, 04/01/2037	1,310	1,402
5.00%, 10/01/2039	250	216
5.00%, 07/01/2040	4,000	3,511
5.00%, 11/01/2040	1,100	1,088
5.00%, 07/01/2047	1,075	914
5.00%, 04/01/2048	1,250	1,316
5.00%, 07/01/2058	275	277
5.25%, 10/01/2049	610	516
5.50%, 11/15/2052	250	203
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	523
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,123
5.00%, 06/01/2029	600	641
North Texas Tollway Authority
4.00%, 01/01/2033	1,000	980
4.00%, 01/01/2034	1,000	950
4.00%, 01/01/2035	1,000	938
4.00%, 01/01/2036	1,350	1,250
4.00%, 01/01/2037	1,650	1,509
4.00%, 01/01/2038	1,250	1,135
4.00%, 01/01/2040	1,250	1,119
5.00%, 01/01/2023	90	90
5.00%, 01/01/2023	145	146
5.00%, 01/01/2025	860	889
5.00%, 01/01/2030	75	78
5.00%, 01/01/2030	6,250	6,359
5.00%, 01/01/2031	105	109
5.00%, 01/01/2031	500	521
5.00%, 01/01/2031	1,100	1,167
5.00%, 01/01/2031	1,900	1,932
5.00%, 01/01/2032	1,100	1,164
5.00%, 01/01/2033	500	523
5.00%, 01/01/2033	1,250	1,319
5.00%, 01/01/2033	3,150	3,235
5.00%, 01/01/2034	1,400	1,466
5.00%, 01/01/2035	1,500	1,563
5.00%, 01/01/2036	550	567
5.00%, 01/01/2039	170	173
5.00%, 01/01/2040	2,000	2,009
5.25%, 01/01/2038	5,400	5,784
Northside Independent School District
0.70%, 06/01/2050(2)	24,595	21,922
1.60%, 08/01/2049(2)	14,805	14,279
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,378
Pasadena Independent School District
1.50%, 02/15/2044(2)	4,295	4,154
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	248
Pflugerville Independent School District
2.50%, 02/15/2039(2)	1,340	1,330
Port Arthur Independent School District
4.00%, 02/15/2034	550	552
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	764
2.00%, 01/01/2027(3)	550	479
2.13%, 01/01/2028(3)	575	485

2.25%, 01/01/2029(3)	820	672
2.50%, 01/01/2030(3)	1,000	806
2.63%, 01/01/2031(3)	800	632
2.88%, 01/01/2041(3)	1,000	653
4.00%, 01/01/2050(3)	1,035	755
Port of Port Arthur Navigation District
3.05%, 04/01/2040(2)	17,485	17,485
3.05%, 04/01/2040(2)	33,090	33,090
3.07%, 04/01/2040(2)	6,165	6,165
Rockwall Independent School District
0.00%, 02/15/2024	1,005	952
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,790
5.00%, 08/15/2040	4,330	4,670
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,046
5.00%, 09/15/2026	1,000	1,059
5.00%, 09/15/2027	2,900	3,101
San Antonio Water System
2.00%, 05/01/2044(2)	900	899
4.00%, 05/15/2039	4,500	4,204
5.00%, 05/15/2032	270	301
5.00%, 05/15/2032	3,000	3,026
5.00%, 05/15/2035	540	586
5.00%, 05/15/2036	590	638
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	406
4.00%, 09/01/2032	400	402
4.00%, 09/01/2033	425	419
4.00%, 09/01/2034	355	342
4.00%, 09/01/2035	225	212
4.00%, 09/01/2036	700	659
State of Texas
4.00%, 10/01/2032	1,200	1,208
5.00%, 08/01/2025	2,035	2,060
5.00%, 08/01/2026	1,000	1,026
5.00%, 04/01/2027	5,000	5,290
5.00%, 04/01/2039	10,000	10,240
5.50%, 08/01/2032	1,000	1,059
Tarrant County College District
5.00%, 08/15/2038	5,000	5,405
5.00%, 08/15/2039	7,000	7,539
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,758
4.00%, 10/01/2042	1,285	1,149
5.00%, 11/15/2022	300	300
5.00%, 07/01/2026	1,775	1,858
5.00%, 11/15/2035(4)	1,015	406
5.00%, 11/15/2035	1,750	1,740
5.00%, 11/15/2037	4,400	4,508
5.00%, 10/01/2038	1,775	1,857
5.00%, 10/01/2039	1,650	1,720
5.00%, 11/15/2040	1,650	1,664
5.00%, 11/15/2040	1,800	1,752
5.00%, 11/15/2045(4)	1,175	470
5.00%, 11/15/2046	1,615	1,616
5.75%, 12/01/2054	531	391
Tender Option Bond Trust Receipts/Certificates
2.71%, 11/01/2060(2)(3)	3,100	3,100
2.71%, 01/01/2061(2)(3)	1,000	1,000
2.71%, 01/01/2061(2)(3)	3,850	3,850
2.71%, 08/01/2061(2)(3)	4,600	4,600
2.71%, 11/01/2061(2)(3)	12,000	12,000
2.71%, 12/01/2061(2)(3)	3,500	3,500
Texas A&M University
3.00%, 05/15/2028	2,300	2,239
5.00%, 05/15/2035	1,500	1,629
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,608	1,339
3.50%, 03/01/2051	6,125	5,887
3.50%, 07/01/2052	7,670	7,326
4.00%, 03/01/2050	1,425	1,398
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450	452
5.25%, 12/15/2025	3,000	3,082
6.25%, 12/15/2026	5,740	5,964
Texas Municipal Gas Acquisition & Supply Corp. II
2.86% (3 Month LIBOR USD + 0.69%), 09/15/2027(1)	31,555	30,407
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	7,000	7,199
5.00%, 12/15/2029	11,250	11,587
5.00%, 12/15/2030	3,625	3,730

Texas Municipal Power Agency
3.00%, 09/01/2034	785	668
3.00%, 09/01/2038	2,900	2,289
3.00%, 09/01/2040	1,800	1,370
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,305
4.00%, 12/31/2033	2,040	1,859
4.00%, 06/30/2036	1,175	1,044
5.00%, 12/31/2034	3,000	3,001
5.00%, 12/31/2050	5,410	4,961
5.00%, 12/31/2055	2,755	2,494
5.00%, 06/30/2058	1,000	913
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,490
Texas State University System
5.00%, 03/15/2029	610	652
5.00%, 03/15/2032	1,325	1,406
Texas Transportation Commission
0.65%, 10/01/2041(2)	15,145	13,579
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	563
0.00%, 08/01/2037	725	321
0.00%, 08/01/2038	800	330
0.00%, 08/01/2039	710	276
0.00%, 08/01/2040	1,500	546
5.00%, 08/01/2057	2,930	2,794
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,113
Texas Water Development Board
4.00%, 10/15/2044	5,000	4,536
5.00%, 04/15/2028	1,500	1,624
5.00%, 10/15/2028	2,370	2,582
5.00%, 04/15/2029	2,000	2,188
5.00%, 10/15/2029	4,100	4,513
5.00%, 04/15/2030	2,000	2,206
5.00%, 10/15/2030	3,060	3,390
5.00%, 10/15/2034	1,900	2,102
5.00%, 08/01/2041	6,000	6,425
University of Houston
5.00%, 02/15/2030	860	899
University of North Texas System
5.00%, 04/15/2032	210	230
5.00%, 04/15/2033	205	222
5.00%, 04/15/2034	280	301
5.00%, 04/15/2035	295	315
5.00%, 04/15/2036	280	298
5.00%, 04/15/2037	370	392
5.00%, 04/15/2038	425	450
5.00%, 04/15/2039	465	490
Uptown Development Authority
4.00%, 09/01/2032	425	388
5.00%, 09/01/2033	715	717
Viridian Municipal Management District
4.00%, 12/01/2029	520	523
4.00%, 12/01/2031	560	561
4.00%, 12/01/2032	580	580
4.00%, 12/01/2033	605	601
Wylie Independent School District
0.00%, 08/15/2037	600	306

Total Texas		878,423

Utah – 0.52%
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,370
Intermountain Power Agency
5.00%, 07/01/2029	1,125	1,237
5.00%, 07/01/2030	1,250	1,387
5.00%, 07/01/2037	5,175	5,577
Military Installation Development Authority
4.00%, 06/01/2041	200	154
4.00%, 06/01/2041	1,200	915
4.00%, 06/01/2052	3,500	2,421
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,027
5.00%, 07/01/2026	1,700	1,754
5.00%, 07/01/2026	3,000	3,095
5.00%, 07/01/2030	1,000	1,037
5.00%, 07/01/2047	5,000	4,994
5.25%, 07/01/2048	3,000	3,026
State of Utah
5.00%, 07/01/2023	1,760	1,785

Tender Option Bond Trust Receipts/Certificates
2.71%, 04/01/2065(2)(3)	6,600	6,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	2,773
University of Utah
5.00%, 08/01/2038	2,000	2,145
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,146
4.00%, 10/15/2040	2,130	1,877
Utah Infrastructure Agency
3.00%, 10/15/2026	500	465
4.00%, 10/15/2028	350	331
4.00%, 10/15/2029	610	568
4.00%, 10/15/2031	250	226
4.00%, 10/15/2033	600	526
4.00%, 10/15/2034	1,410	1,216
4.00%, 10/15/2036	500	420
4.00%, 10/15/2041	800	724
4.00%, 10/15/2041	1,550	1,226
4.00%, 10/15/2044	960	850
5.00%, 10/15/2027	550	551
Utah Transit Authority
4.00%, 12/15/2031	2,880	2,913

Total Utah		55,336

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,010
5.00%, 10/15/2029	890	896
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,935	1,796
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	819
5.00%, 06/15/2026	100	103
5.00%, 06/15/2026	500	515
5.00%, 06/15/2027	700	718
5.00%, 06/15/2030	450	462
5.00%, 06/15/2031	500	511

Total Vermont		6,830

Virgin Islands – 0.29%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,151
5.00%, 10/01/2027	14,870	15,277
5.00%, 10/01/2028	4,145	4,256
5.00%, 10/01/2030	2,510	2,562
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,012

Total Virgin Islands		31,258

Virginia – 1.71%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	947
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	1,700	1,718
5.00%, 07/01/2046	4,535	4,580
5.00%, 07/01/2051	1,670	1,684
County of Botetourt VA
4.75%, 07/01/2023	25	25
6.00%, 07/01/2034	1,500	1,537
County of Loudoun VA
5.00%, 12/01/2023	825	842
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,316
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,263
5.00%, 05/15/2044	975	976
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,235
5.00%, 01/01/2033	1,320	1,295
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	505
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,823
5.00%, 07/01/2027	835	893
5.00%, 07/01/2045	3,435	3,603
5.50%, 07/01/2057	1,275	1,414
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	1,561
4.00%, 07/01/2047(3)	2,000	1,443
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,197

James City County Economic Development Authority
4.00%, 12/01/2025	420	408
4.00%, 12/01/2027	445	424
4.00%, 12/01/2029	235	219
4.00%, 12/01/2035	515	439
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,765
5.00%, 01/01/2046	240	207
5.00%, 01/01/2049	500	426
Salem Economic Development Authority
5.00%, 04/01/2030	710	730
5.00%, 04/01/2031	400	409
5.00%, 04/01/2032	700	712
5.00%, 04/01/2033	350	354
5.00%, 04/01/2034	925	932
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	44
5.00%, 06/15/2030	150	154
5.00%, 06/15/2033	150	152
5.00%, 06/15/2034	500	506
Tender Option Bond Trust Receipts/Certificates
2.71%, 12/01/2061(2)(3)	6,300	6,300
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	656
5.00%, 06/01/2047	9,405	8,713
Virginia College Building Authority
4.00%, 02/01/2034	2,610	2,570
5.00%, 09/01/2023	1,000	1,017
5.00%, 02/01/2026	1,000	1,055
5.00%, 02/01/2030	1,500	1,623
5.00%, 07/01/2030(3)	500	500
5.00%, 06/01/2031	175	177
5.00%, 02/01/2034	1,000	1,086
5.00%, 02/01/2039	18,215	19,731
5.00%, 07/01/2045(3)	500	464
5.00%, 07/01/2045(3)	3,500	3,251
5.25%, 07/01/2035(3)	1,000	1,000
5.25%, 02/01/2041	6,400	6,994
Virginia Commonwealth Transportation Board
5.00%, 09/15/2023	2,500	2,543
Virginia Public Building Authority
5.00%, 08/01/2023	1,425	1,447
5.00%, 08/01/2024	2,245	2,319
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,041
4.00%, 07/01/2033	1,160	1,080
4.00%, 01/01/2034	2,500	2,312
4.00%, 07/01/2034	1,785	1,642
4.00%, 12/01/2036	500	447
4.00%, 01/01/2037	1,250	1,117
4.00%, 01/01/2039	6,770	5,923
4.00%, 01/01/2040	2,650	2,297
4.00%, 01/01/2040	5,395	4,676
4.00%, 01/01/2048	11,130	9,009
5.00%, 01/01/2026	750	772
5.00%, 01/01/2027	1,000	1,033
5.00%, 01/01/2036	2,500	2,522
5.00%, 01/01/2038	2,000	2,005
5.00%, 07/01/2038	6,250	6,265
5.00%, 12/31/2038	830	831
5.00%, 12/31/2047	4,075	3,979
5.00%, 01/01/2048(2)(3)	500	457
5.00%, 12/31/2049	3,105	2,937
5.00%, 12/31/2052	10,065	9,453
5.00%, 12/31/2056	5,965	5,541
Wise County Industrial Development Authority
1.20%, 11/01/2040(2)	3,355	3,215
York County Economic Development Authority
1.90%, 05/01/2033(2)	600	593

Total Virginia		183,331

Washington – 2.91%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,008
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225	1,242
4.00%, 12/01/2036	1,140	1,146
5.00%, 12/01/2033	2,000	2,125
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960	1,011
City of Seattle WA Municipal Light & Power Revenue
2.95% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(1)	5,000	4,995
4.00%, 01/01/2032	3,385	3,453
4.00%, 07/01/2041	2,360	2,187

City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	702
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	481
Clark County Public Utility District No 1
5.00%, 01/01/2023	375	377
5.00%, 01/01/2023	750	753
5.00%, 01/01/2024	395	404
County of King WA Sewer Revenue
2.69% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(1)	13,060	12,828
5.00%, 01/01/2047	20,000	20,482
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	687
5.00%, 12/01/2031	925	995
Energy Northwest
5.00%, 07/01/2028	15,000	16,305
5.00%, 07/01/2034	6,890	7,458
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500	5,536
King County Housing Authority
3.00%, 06/01/2024	785	778
3.00%, 12/01/2024	800	791
4.00%, 06/01/2026	450	455
4.00%, 12/01/2026	430	435
4.00%, 06/01/2027	585	590
4.00%, 06/01/2027	620	628
4.00%, 12/01/2027	400	403
4.00%, 06/01/2028	1,115	1,128
4.00%, 06/01/2029	840	848
4.00%, 06/01/2030	400	401
4.00%, 06/01/2031	650	644
4.00%, 11/01/2031	1,640	1,644
4.00%, 06/01/2032	625	613
4.00%, 11/01/2032	1,705	1,702
4.00%, 06/01/2033	500	481
4.00%, 06/01/2034	525	503
4.00%, 06/01/2035	735	689
5.00%, 11/01/2027	1,000	1,064
5.00%, 11/01/2028	1,430	1,536
5.00%, 11/01/2029	750	813
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	4,644
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,705
5.00%, 12/01/2036	3,205	3,410
5.00%, 12/01/2037	1,425	1,513
5.00%, 12/01/2038	865	917
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,904
Port of Seattle WA
5.00%, 07/01/2024	595	601
5.00%, 03/01/2025	440	453
5.00%, 04/01/2029	5,050	5,312
5.00%, 04/01/2030	2,000	2,045
5.00%, 08/01/2032	11,940	12,454
5.00%, 04/01/2034	1,000	1,012
5.00%, 01/01/2037	3,500	3,652
5.00%, 05/01/2037	3,000	3,040
5.00%, 08/01/2038	12,000	12,164
5.00%, 08/01/2039	1,380	1,396
5.00%, 08/01/2041	2,930	2,954
Seattle Housing Authority
1.00%, 06/01/2026	1,470	1,344
2.60%, 06/01/2040(2)	550	550
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,198
State of Washington
4.00%, 07/01/2035	1,600	1,583
4.00%, 07/01/2035	3,700	3,661
5.00%, 08/01/2027	235	250
5.00%, 08/01/2027	550	576
5.00%, 08/01/2028	235	250
5.00%, 08/01/2030	235	249
5.00%, 08/01/2030	1,830	1,966
5.00%, 06/01/2034	660	705
5.00%, 07/01/2036	1,505	1,595
5.00%, 08/01/2036	2,750	2,989
5.00%, 08/01/2039	13,350	13,631
5.00%, 08/01/2039	15,000	16,176
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,202

Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,013
5.00%, 06/01/2024	1,000	1,011
University of Washington
4.00%, 05/01/2048(2)	10,000	10,225
Washington Health Care Facilities Authority
3.51% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(1)	5,000	5,005
5.00%, 08/15/2023	650	660
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	372
5.00%, 08/01/2028	1,005	1,042
5.00%, 07/01/2029	115	120
5.00%, 07/01/2030	410	424
5.00%, 08/01/2030	3,500	3,627
5.00%, 08/15/2030	1,000	1,027
5.00%, 08/15/2031	845	863
5.00%, 09/01/2031	185	193
5.00%, 08/15/2032	480	487
5.00%, 09/01/2032	180	187
5.00%, 09/01/2033	225	232
5.00%, 07/01/2034	105	107
5.00%, 09/01/2034	450	462
5.00%, 09/01/2035	365	374
5.00%, 10/01/2038	11,320	11,382
5.00%, 07/01/2042	2,415	2,400
5.00%, 08/01/2049(2)	10,000	10,194
5.00%, 09/01/2050	500	495
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	340
4.00%, 05/01/2045	1,000	836
4.00%, 05/01/2050	950	774
5.00%, 05/01/2026	375	390
5.00%, 05/01/2028	420	444
5.00%, 05/01/2029	180	192
5.00%, 10/01/2029	565	584
5.00%, 10/01/2029	1,855	1,914
5.00%, 10/01/2033	690	699
5.00%, 10/01/2033	735	751
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	18,670	16,518
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,446
3.01% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(1)	10,000	9,979
3.50%, 12/20/2035	2,109	1,790
3.70%, 07/01/2030	5,000	4,806
4.00%, 07/01/2026(3)	720	680
5.00%, 01/01/2024(3)	180	179
5.00%, 01/01/2025(3)	375	370
5.00%, 01/01/2026(3)	300	294
5.00%, 12/01/2026	350	371
5.00%, 06/01/2028	500	538
5.00%, 06/01/2029	500	537
5.00%, 06/01/2030	500	529
5.00%, 12/01/2030	500	529
5.00%, 07/01/2031(3)	1,000	916
5.00%, 07/01/2053(3)	400	288
5.00%, 01/01/2055(3)	2,775	2,149
Washington State University
5.00%, 04/01/2029	425	434
5.00%, 04/01/2029	860	882

Total Washington		310,948

West Virginia – 0.19%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	638
4.88%, 06/01/2043(3)	250	212
5.50%, 06/01/2037(3)	200	200
5.75%, 06/01/2043(3)	200	201
Ohio County Board of Education
3.00%, 06/01/2028	2,150	2,077
State of West Virginia
5.00%, 12/01/2036	2,910	3,090
West Virginia Economic Development Authority
5.00%, 07/01/2045(2)	900	892
West Virginia Hospital Finance Authority
2.83%, 06/01/2033(2)	4,925	4,925
5.00%, 01/01/2031	620	628
5.00%, 09/01/2039	2,625	2,629
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,411
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2024	500	514
5.00%, 07/01/2032	940	982

Total West Virginia		20,399

Wisconsin – 1.42%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	600
5.00%, 11/15/2032	500	526
PMA Levy & Aid Anticipation Notes Program
4.00%, 09/27/2023	2,750	2,769
Public Finance Authority
3.00%, 04/01/2025(3)	325	311
3.00%, 12/01/2026	125	115
4.00%, 03/01/2024(3)	1,015	1,005
4.00%, 03/01/2025(3)	535	524
4.00%, 06/15/2031(3)	450	404
4.00%, 12/01/2031	450	414
4.00%, 04/01/2032(3)	1,060	947
4.00%, 08/01/2035(6)	6,250	5,152
4.00%, 07/01/2041	1,000	727
4.00%, 12/01/2041	2,000	1,716
4.00%, 04/01/2042(3)	850	655
4.00%, 06/15/2042(3)	750	586
4.00%, 04/01/2052(3)	1,350	953
4.00%, 06/01/2056(3)	2,650	1,642
4.00%, 07/01/2061(3)	1,175	788
4.13%, 05/01/2026(3)	515	489
4.25%, 07/01/2054	3,575	2,407
5.00%, 12/01/2025	1,000	1,019
5.00%, 12/01/2027	4,725	4,745
5.00%, 05/15/2028(3)	200	193
5.00%, 05/01/2029(3)	2,330	2,213
5.00%, 06/15/2034	500	495
5.00%, 07/01/2035	5,000	5,213
5.00%, 07/01/2036	305	308
5.00%, 01/01/2037	500	502
5.00%, 06/15/2037(3)	1,130	1,034
5.00%, 07/01/2037	825	801
5.00%, 01/01/2038	350	351
5.00%, 07/01/2038	375	375
5.00%, 06/15/2039(3)	410	377
5.00%, 06/15/2039	500	483
5.00%, 04/01/2040(3)	400	367
5.00%, 10/01/2043(3)	170	145
5.00%, 10/01/2044	1,300	1,291
5.00%, 10/01/2048(3)	1,865	1,540
5.00%, 06/15/2049(3)	420	365
5.00%, 06/15/2049(3)	750	630
5.00%, 06/15/2049	1,100	1,019
5.00%, 04/01/2050(3)	550	479
5.00%, 02/01/2052	2,000	1,764
5.00%, 06/01/2052(3)	800	573
5.00%, 10/01/2053(3)	1,305	1,056
5.00%, 06/15/2054(3)	455	389
5.00%, 05/01/2055(3)	3,400	3,230
5.00%, 07/01/2055(3)	550	455
5.25%, 05/15/2037(3)	500	461
5.25%, 03/01/2042	1,605	1,524
5.25%, 05/15/2042(3)	60	53
5.25%, 10/01/2043	2,105	1,980
5.25%, 05/15/2047(3)	60	52
5.25%, 10/01/2048	2,105	1,951
5.25%, 05/15/2052(3)	115	98
5.25%, 07/01/2061(3)	400	289
5.51%, 06/01/2037(2)	500	527
5.61%, 06/01/2047(2)	500	527
State of Wisconsin
5.00%, 05/01/2023	4,000	4,044
5.00%, 05/01/2024	7,470	7,684
5.00%, 05/01/2025	520	539
5.00%, 05/01/2025	1,730	1,805
5.00%, 05/01/2025	5,335	5,563
5.00%, 05/01/2030	1,000	1,054
5.00%, 05/01/2032	450	485
5.00%, 05/01/2033	9,790	10,516
5.00%, 05/01/2034	2,400	2,490
Tender Option Bond Trust Receipts/Certificates
2.61%, 06/01/2028(2)(3)	1,440	1,440
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,278
4.00%, 04/01/2038	2,110	1,946
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,829

Wisconsin Center District
0.00%, 12/15/2028	1,025	798
0.00%, 12/15/2030	550	391
0.00%, 12/15/2030	1,045	738
0.00%, 12/15/2032	1,400	888
0.00%, 12/15/2033	1,500	898
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	390	365
2.83%, 11/01/2028	605	532
3.11% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(1)	4,000	3,990
4.00%, 02/15/2025	270	274
4.00%, 02/15/2026	510	519
4.00%, 02/15/2031	460	468
4.00%, 02/15/2033	550	560
4.00%, 09/15/2041	1,010	848
4.00%, 09/15/2045	950	762
5.00%, 10/01/2022	330	330
5.00%, 12/01/2022	560	561
5.00%, 11/01/2024	155	154
5.00%, 04/01/2025	2,000	2,075
5.00%, 04/01/2026	1,000	1,049
5.00%, 02/15/2027	300	314
5.00%, 04/01/2027	1,700	1,805
5.00%, 10/01/2027	580	616
5.00%, 04/01/2028	900	966
5.00%, 10/01/2028	700	749
5.00%, 11/01/2029	760	730
5.00%, 04/01/2030	1,670	1,796
5.00%, 12/15/2033	1,450	1,504
5.00%, 09/01/2036	400	428
5.00%, 08/15/2039	5,395	5,497
5.00%, 09/15/2050	645	655
5.00%, 08/15/2054(2)	830	864
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,415	1,335
3.00%, 09/01/2052	2,270	2,136
3.50%, 09/01/2050	1,940	1,873
Wisconsin Housing & Economic Development Authority Housing Revenue
0.40%, 05/01/2045(2)	5,000	4,808
0.50%, 11/01/2050(2)	2,350	2,148
0.61%, 11/01/2042(2)	405	384
0.81%, 11/01/2052(2)	1,350	1,242
1.60%, 11/01/2048(2)	3,950	3,945

Total Wisconsin		152,272

Wyoming – 0.09%
County of Laramie WY
4.00%, 05/01/2026	200	202
4.00%, 05/01/2031	500	494
4.00%, 05/01/2033	500	472
4.00%, 05/01/2035	500	463
4.00%, 05/01/2038	1,365	1,231
University of Wyoming
4.00%, 06/01/2042	440	400
Wyoming Community Development Authority
3.00%, 06/01/2049	6,950	6,630

Total Wyoming		9,892

Total Municipal Bonds (Cost: $11,308,143)		10,308,230

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.76%
Money Market Funds – 2.74%
Fidelity Institutional Money Market Government Fund - Class I, 1.25%(5)	293,400	293,400

Total Money Market Funds (Cost: $293,400)		293,400

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Sumitomo Trust Bank, London, 2.58% due 10/03/2022	$1,815	1,815

Total Time Deposits (Cost: $1,815)		1,815

Total Short-Term Investments (Cost: $295,215)		295,215

TOTAL INVESTMENTS IN SECURITIES – 99.19%
(Cost: $11,603,358)		10,603,445

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.81%		86,120

TOTAL NET ASSETS – 100.00%		$10,689,565

Percentages are stated as a percent of net assets.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(2)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2022.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $625,750, which represents 5.85% of total net assets.

(4)	Security in default as of September 30, 2022. The value of these securities totals $16,553, which represents 0.15% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted at September 30, 2022. The value of the restricted securities totals $52,115, which represents 0.49% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(874)	U.S. 5 Year Note Future	Dec. 2022	$(95,419)	$(93,962)	$1,457
(1,181)	U.S. 10 Year Note Future	Dec. 2022	(136,960)	(132,346)	4,614
(396)	U.S. Long Bond Future	Dec. 2022	(51,632)	(50,057)	1,575
(900)	U.S. Ultra 10 Year Note Future	Dec. 2022	(111,641)	(106,635)	5,006

					$12,652

MUNICIPAL BONDS	% of Net Assets
Education	7.82%
General Obligation	17.83%
General Revenue	27.92%
Healthcare	12.21%
Housing	6.63%
Transportation	15.23%
Utilities	8.79%

Total Municipal Bonds	96.43%

SHORT-TERM INVESTMENTS	2.76%

TOTAL INVESTMENTS	99.19%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.81%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.49%
Communication Services – 8.25%
Alphabet, Inc. - Class A(1)	4,279	$409,293
Alphabet, Inc. - Class C(1)	3,366	323,626
Cable One, Inc.(2)	0	263
Charter Communications, Inc. - Class A(1)	10	2,885
Electronic Arts, Inc.	1	166
Liberty Broadband Corp. - Class A(1)	1	61
Liberty Broadband Corp. - Class C(1)	5	364
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	15
Liberty Media Corp.-Liberty Formula One - Class C(1)	2	108
Liberty Media Corp.-Liberty SiriusXM - Class A	2	67
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	134
Live Nation Entertainment, Inc.(1)	7	501
Madison Square Garden Sports Corp. - Class A(1)	1	110
Match Group, Inc.(1)	2,261	107,962
Meta Platforms, Inc. - Class A(1)	238	32,309
Netflix, Inc.(1)	863	203,226
Nexstar Media Group, Inc. - Class A(2)	0	53
Pinterest, Inc. - Class A(1)	11	248
Playtika Holding Corp.(1)	9	81
ROBLOX Corp. - Class A(1)	287	10,288
Roku, Inc. - Class A(1)	3	171
Spotify Technology SA(1)	233	20,145
Take-Two Interactive Software, Inc.(1)	12	1,266
Trade Desk, Inc. - Class A(1)	836	49,946
TripAdvisor, Inc.(1)	1	16
Twitter, Inc.(1)	60	2,609
Walt Disney Co.(1)	602	56,782
Warner Bros Discovery, Inc.(1)	148	1,704
World Wrestling Entertainment, Inc. - Class A	4	258
ZoomInfo Technologies, Inc. - Class A(1)	24	980

Total Communication Services		1,225,637

Consumer Discretionary – 15.48%
Advance Auto Parts, Inc.(2)	0	64
Airbnb, Inc. - Class A(1)	366	38,457
Amazon.com, Inc.(1)	7,389	834,906
Aptiv Plc(1)	449	35,106
AutoZone, Inc.(1)	2	3,251
Best Buy Co., Inc.	5	336
Booking Holdings, Inc.(1)	3	5,608
Bright Horizons Family Solutions, Inc.(1)	1	79
Brunswick Corp.	1	74
Burlington Stores, Inc.(1)	5	603
Caesars Entertainment, Inc.(1)	12	383
CarMax, Inc.(1)	2	104
Carvana Co. - Class A(1)	9	179
Chipotle Mexican Grill, Inc. - Class A(1)	31	45,861
Choice Hotels International, Inc.	3	330
Churchill Downs, Inc.	3	573
Darden Restaurants, Inc.	8	983
Deckers Outdoor Corp.(1)	2	639
Dollar General Corp.	294	70,490
Dollar Tree, Inc.(1)	6	764
Domino’s Pizza, Inc.	2	702
DoorDash, Inc. - Class A(1)	19	938
DR Horton, Inc.	14	971
DraftKings, Inc. - Class A(1)	28	421
eBay, Inc.	6	221
Etsy, Inc.(1)	11	1,090
Expedia Group, Inc.(1)	13	1,212
Five Below, Inc.(1)	5	657
Floor & Decor Holdings, Inc. - Class A(1)	9	624
Genuine Parts Co.	1	142
H&R Block, Inc.	11	481
Hilton Worldwide Holdings, Inc.	17	2,024
Home Depot, Inc.	477	131,669
Las Vegas Sands Corp.(1)	11	398
Leslie’s, Inc.(1)	12	173
Lowe’s Companies, Inc.	47	8,910
Lucid Group, Inc.(1)	43	597
Lululemon Athletica, Inc.(1)	160	44,823
LVMH Moet Hennessy Louis Vuitton SE	141	83,218
Marriott International, Inc. - Class A	320	44,808

Mattel, Inc.(1)	15	278
McDonald’s Corp.	527	121,562
MercadoLibre, Inc.(1)	105	87,249
Mister Car Wash, Inc.(1)	5	43
NIKE, Inc. - Class B	905	75,248
Nordstrom, Inc.	9	144
Norwegian Cruise Line Holdings Ltd.(1)	3	30
NVR, Inc.(1)(2)	0	734
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	0	15
O’Reilly Automotive, Inc.(1)	2	1,547
Planet Fitness, Inc. - Class A(1)	5	307
Polaris, Inc.	4	343
Pool Corp.	3	1,067
PulteGroup, Inc.	8	293
RH(1)	1	156
Ross Stores, Inc.	13	1,056
Six Flags Entertainment Corp.(1)	3	58
Skechers USA, Inc. - Class A(1)	2	55
Starbucks Corp.	1,902	160,298
Tapestry, Inc.	3	87
Target Corp.	22	3,257
Tesla, Inc.(1)	1,061	281,365
TJX Companies, Inc.	101	6,264
Toll Brothers, Inc.	5	202
TopBuild Corp.(1)	2	386
Tractor Supply Co.	10	1,786
Travel + Leisure Co.	5	176
Ulta Beauty, Inc.(1)	4	1,771
Vail Resorts, Inc.	3	705
Victoria’s Secret & Co.(1)	5	145
Wayfair, Inc. - Class A(1)	4	137
Wendy’s Co.	15	282
Williams-Sonoma, Inc.	5	556
Wyndham Hotels & Resorts, Inc.	5	330
Wynn Resorts Ltd.(1)	1	69
YETI Holdings, Inc.(1)	7	211
Yum! Brands, Inc.	1,777	188,970

Total Consumer Discretionary		2,300,051

Consumer Staples – 4.05%
BJ’s Wholesale Club Holdings, Inc.(1)	7	529
Boston Beer Co., Inc. - Class A(1)	1	252
Brown-Forman Corp. - Class A	2	155
Brown-Forman Corp. - Class B	9	621
Church & Dwight Co., Inc.	9	670
Clorox Co.	9	1,126
Coca-Cola Co.	2,310	129,392
Colgate-Palmolive Co.	44	3,065
Costco Wholesale Corp.	225	106,070
Darling Ingredients, Inc.(1)	1	63
Estee Lauder Companies, Inc. - Class A	445	96,035
Freshpet, Inc.(1)	2	109
Grocery Outlet Holding Corp.(1)	1	19
Hershey Co.	11	2,400
Kellogg Co.	12	829
Kimberly-Clark Corp.	17	1,929
Lamb Weston Holdings, Inc.	12	954
Mondelez International, Inc. - Class A	868	47,569
Monster Beverage Corp.(1)	30	2,575
Olaplex Holdings, Inc.(1)	10	98
PepsiCo, Inc.	100	16,397
Performance Food Group Co.(1)	4	166
Pilgrim’s Pride Corp.(1)	2	48
Procter & Gamble Co.	965	121,820
Sysco Corp.	968	68,416

Total Consumer Staples		601,307

Energy – 1.63%
Antero Resources Corp.(1)	16	500
Cheniere Energy, Inc.	12	2,040
ConocoPhillips	1,786	182,821
Continental Resources, Inc.	2	153
Coterra Energy, Inc.	11	290
Devon Energy Corp.	28	1,656
Diamondback Energy, Inc.	9	1,031
Enviva, Inc.	3	151
EOG Resources, Inc.	37	4,107
Halliburton Co.	35	858
Hess Corp.	19	2,057
New Fortress Energy, Inc. - Class A	4	178
Occidental Petroleum Corp.	58	3,573
ONEOK, Inc.	4	226
Ovintiv, Inc.	16	724

PDC Energy, Inc.	4	256
Pioneer Natural Resources Co.	11	2,432
Range Resources Corp.	14	361
Schlumberger NV	1,038	37,279
Southwestern Energy Co.(1)	7	41
Targa Resources Corp.	19	1,171
Texas Pacific Land Corp.(2)	0	874

Total Energy		242,779

Financials – 9.34%
Alleghany Corp.(1)(2)	0	145
American Express Co.	1,966	265,297
Ameriprise Financial, Inc.	6	1,492
Aon Plc - Class A	17	4,562
Apollo Global Management, Inc.	30	1,393
Arch Capital Group Ltd.(1)	10	440
Ares Management Corp. - Class A	13	807
Arthur J. Gallagher & Co.	2	351
Assurant, Inc.(2)	0	41
Bank of America Corp.	5,974	180,409
Blackstone, Inc. - Class A	60	5,031
Blue Owl Capital, Inc. - Class A	36	330
Brown & Brown, Inc.	1	88
Charles Schwab Corp.	73	5,211
Commerce Bancshares, Inc.	742	49,072
Credit Acceptance Corp.(1)(2)	0	27
Erie Indemnity Co. - Class A	2	353
Everest Re Group Ltd.	1	266
FactSet Research Systems, Inc.	3	1,304
First Citizens BancShares, Inc. - Class A(2)	0	198
Goldman Sachs Group, Inc.	118	34,465
Intercontinental Exchange, Inc.	1,824	164,827
Lincoln National Corp.	3	131
LPL Financial Holdings, Inc.	7	1,499
Markel Corp.(1)(2)	0	280
MarketAxess Holdings, Inc.	3	710
Marsh & McLennan Companies, Inc.	751	112,163
Moody’s Corp.	13	3,151
Morningstar, Inc.	2	416
MSCI, Inc. - Class A	512	215,950
PNC Financial Services Group, Inc.	666	99,442
Progressive Corp.	44	5,072
Raymond James Financial, Inc.	1	127
RenaissanceRe Holdings Ltd.	2	282
Rocket Companies, Inc. - Class A	5	34
Ryan Specialty Holdings, Inc. - Class A(1)	7	291
S&P Global, Inc.	578	176,414
Signature Bank(2)	0	40
SVB Financial Group(1)	3	1,080
Tradeweb Markets, Inc. - Class A	6	330
Upstart Holdings, Inc.(1)	1	24
UWM Holdings Corp.	6	16
Wells Fargo & Co.	1,329	53,433
Western Alliance Bancorp	5	359

Total Financials		1,387,353

Healthcare – 19.48%
10X Genomics, Inc. - Class A(1)	7	213
Abbott Laboratories	1,436	138,903
AbbVie, Inc.	152	20,393
ABIOMED, Inc.(1)	4	940
Agilent Technologies, Inc.	23	2,816
agilon health, Inc.(1)	15	350
Align Technology, Inc.(1)	5	1,047
Alnylam Pharmaceuticals, Inc.(1)	10	2,072
AmerisourceBergen Corp. - Class A	13	1,728
Amgen, Inc.	39	8,694
Avantor, Inc.(1)	48	950
Baxter International, Inc.	7	364
Bio-Techne Corp.	3	960
Boston Scientific Corp.(1)	2,128	82,435
Bruker Corp.	9	496
Catalent, Inc.(1)	5	332
Certara, Inc.(1)	6	85
Change Healthcare, Inc.(1)	2	46
Charles River Laboratories International, Inc.(1)	4	789
Chemed Corp.(2)	0	192
Cigna Corp.	4	1,135
Danaher Corp.	1,570	405,444
DaVita, Inc.(1)	5	408
Definitive Healthcare Corp. - Class A(1)	1	23
DexCom, Inc.(1)	34	2,714
Doximity, Inc. - Class A(1)	4	132

Edwards Lifesciences Corp.(1)	53	4,385
Elevance Health, Inc.	6	2,857
Eli Lilly & Co.	333	107,742
Exact Sciences Corp.(1)	3	85
Exelixis, Inc.(1)	24	371
Globus Medical, Inc. - Class A(1)(2)	0	28
Guardant Health, Inc.(1)	8	450
HCA Healthcare, Inc.	1	209
Horizon Therapeutics Plc(1)	18	1,106
Humana, Inc.	197	95,612
ICU Medical, Inc.(1)(2)	0	48
IDEXX Laboratories, Inc.(1)	7	2,339
Incyte Corp.(1)	14	905
Insulet Corp.(1)	6	1,351
Intuitive Surgical, Inc.(1)	1,020	191,149
Ionis Pharmaceuticals, Inc.(1)	11	492
IQVIA Holdings, Inc.(1)	1,131	204,843
Johnson & Johnson	1,526	249,302
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	240
Masimo Corp.(1)	3	440
McKesson Corp.	2	828
Medtronic Plc	1,645	132,837
Merck & Co., Inc.	91	7,853
Mettler-Toledo International, Inc.(1)	2	2,076
Moderna, Inc.(1)	2	201
Molina Healthcare, Inc.(1)	4	1,268
Natera, Inc.(1)	7	300
Neurocrine Biosciences, Inc.(1)	8	858
Novavax, Inc.(1)	7	121
Novo Nordisk A/S - ADR	427	42,539
Novocure Ltd.(1)	9	674
Penumbra, Inc.(1)	3	581
Regeneron Pharmaceuticals, Inc.(1)	291	200,319
Repligen Corp.(1)	3	630
ResMed, Inc.	12	2,715
Sarepta Therapeutics, Inc.(1)	7	794
Seagen, Inc.(1)	12	1,599
Sotera Health Co.(1)	8	56
Stryker Corp.	16	3,277
Syneos Health, Inc. - Class A(1)	2	72
Tandem Diabetes Care, Inc.(1)	5	249
Teladoc Health, Inc.(1)	1	33
Thermo Fisher Scientific, Inc.	610	309,437
Ultragenyx Pharmaceutical, Inc.(1)	5	190
UnitedHealth Group, Inc.	869	438,628
Veeva Systems, Inc. - Class A(1)	12	1,974
Vertex Pharmaceuticals, Inc.(1)	305	88,272
Waters Corp.(1)	5	1,390
West Pharmaceutical Services, Inc.	6	1,558
Zoetis, Inc. - Class A	777	115,263

Total Healthcare		2,894,207

Industrials – 4.07%
Advanced Drainage Systems, Inc.	6	684
AECOM	1	47
AGCO Corp.	1	68
Allegion Plc	6	538
Allison Transmission Holdings, Inc.	7	225
AO Smith Corp.	3	124
Armstrong World Industries, Inc.	2	183
Axon Enterprise, Inc.(1)	4	520
Boeing Co.(1)	15	1,780
Booz Allen Hamilton Holding Corp. - Class A	11	1,039
BWX Technologies, Inc.	3	148
Carlisle Companies, Inc.	4	1,040
Caterpillar, Inc.	262	43,025
CH Robinson Worldwide, Inc.	3	274
ChargePoint Holdings, Inc.(1)	21	317
Cintas Corp.	7	2,693
Copart, Inc.(1)	18	1,941
Core & Main, Inc. - Class A(1)	2	40
CoStar Group, Inc.(1)	5	337
CSX Corp.	46	1,235
Deere & Co.	24	8,049
Delta Air Lines, Inc.(1)	55	1,542
Donaldson Co., Inc.	2	87
Driven Brands Holdings, Inc.(1)(2)	0	14
Emerson Electric Co.	16	1,185
Equifax, Inc.	5	888
Expeditors International of Washington, Inc.	4	375
Fastenal Co.	50	2,283
Fortune Brands Home & Security, Inc.	4	204

FTI Consulting, Inc.(1)	1	193
Generac Holdings, Inc.(1)	5	956
General Electric Co.	5	327
Graco, Inc.	10	598
GXO Logistics, Inc.(1)	1	33
HEICO Corp.	284	40,836
HEICO Corp. - Class A	6	725
Honeywell International, Inc.	906	151,265
Howmet Aerospace, Inc.	3	97
Huntington Ingalls Industries, Inc.	1	158
IAA, Inc.(1)	10	303
IDEX Corp.	1	239
Illinois Tool Works, Inc.	24	4,325
JB Hunt Transport Services, Inc.	6	1,002
KBR, Inc.	8	335
Landstar System, Inc.	3	399
Lincoln Electric Holdings, Inc.	5	605
Lockheed Martin Corp.	20	7,883
Lyft, Inc. - Class A(1)	21	281
Masco Corp.	1	48
Middleby Corp.(1)(2)	0	41
MSA Safety, Inc.	1	133
Nordson Corp.	1	243
Norfolk Southern Corp.	422	88,448
Northrop Grumman Corp.	42	19,938
Old Dominion Freight Line, Inc.	9	2,147
Otis Worldwide Corp.	4	286
Parker-Hannifin Corp.	2	604
Plug Power, Inc.(1)	22	465
Quanta Services, Inc.	7	843
Republic Services, Inc. - Class A	1	148
Robert Half International, Inc.	8	630
Rockwell Automation, Inc.	7	1,445
Rollins, Inc.	19	644
SiteOne Landscape Supply, Inc.(1)	2	238
Southwest Airlines Co.(1)	705	21,736
Spirit AeroSystems Holdings, Inc. - Class A	9	191
Tetra Tech, Inc.	2	247
Toro Co.	9	772
Trane Technologies Plc	12	1,684
TransDigm Group, Inc.	2	896
TransUnion	12	721
Trex Co., Inc.(1)	9	416
Uber Technologies, Inc.(1)	2,336	61,898
Union Pacific Corp.	54	10,515
United Parcel Service, Inc. - Class B	56	9,107
United Rentals, Inc.(1)	3	744
Valmont Industries, Inc.(2)	0	66
Verisk Analytics, Inc. - Class A	13	2,282
Vertiv Holdings Co. - Class A	4	38
Waste Management, Inc.	574	91,994
Watsco, Inc.	1	385
WESCO International, Inc.(1)	2	246
WillScot Mobile Mini Holdings Corp. - Class A(1)	9	383
WW Grainger, Inc.	4	1,908
XPO Logistics, Inc.(1)	1	29
Xylem, Inc.	2	181

Total Industrials		604,185

Information Technology – 29.26%
Accenture Plc - Class A	293	75,497
Adobe, Inc.(1)	888	244,435
Advanced Micro Devices, Inc.(1)	109	6,935
Adyen NV(1)(3)	34	42,382
Affirm Holdings, Inc. - Class A(1)	1,016	19,065
Allegro MicroSystems, Inc.(1)	6	124
Alteryx, Inc. - Class A(1)	5	289
Amphenol Corp. - Class A	1,088	72,878
Analog Devices, Inc.	785	109,353
ANSYS, Inc.(1)	4	866
Apple, Inc.	2,761	381,533
Applied Materials, Inc.	749	61,382
AppLovin Corp. - Class A(1)	19	375
Arista Networks, Inc.(1)	21	2,386
Arrow Electronics, Inc.(1)(2)	0	26
Aspen Technology, Inc.(1)	2	551
Atlassian Corp. Plc - Class A(1)	256	53,860
Autodesk, Inc.(1)	1,061	198,143
Automatic Data Processing, Inc.	33	7,458
Avalara, Inc.(1)	7	680
Bentley Systems, Inc. - Class B	14	435
Black Knight, Inc.(1)	1	79

Broadcom, Inc.	90	40,132
Broadridge Financial Solutions, Inc.	9	1,319
Cadence Design Systems, Inc.(1)	23	3,831
CCC Intelligent Solutions Holdings, Inc.(1)	6	50
CDW Corp.	12	1,825
Ceridian HCM Holding, Inc.(1)	2	120
Cisco Systems, Inc.	2,291	91,656
Citrix Systems, Inc.	5	520
Cloudflare, Inc. - Class A(1)	24	1,325
Cognex Corp.	506	20,986
Coherent Corp.(1)	2	60
Confluent, Inc. - Class A(1)	11	258
Corning, Inc.	4	107
Coupa Software, Inc.(1)	4	217
Crowdstrike Holdings, Inc. - Class A(1)	359	59,118
Datadog, Inc. - Class A(1)	23	2,025
Dell Technologies, Inc. - Class C	3	115
DocuSign, Inc. - Class A(1)	17	906
DoubleVerify Holdings, Inc.(1)	5	129
Dropbox, Inc. - Class A(1)	22	454
Dynatrace, Inc.(1)	17	600
Elastic NV(1)	7	477
Enphase Energy, Inc.(1)	11	3,115
Entegris, Inc.	13	1,054
EPAM Systems, Inc.(1)	5	1,701
Euronet Worldwide, Inc.(1)	3	236
Fair Isaac Corp.(1)	2	869
Fiserv, Inc.(1)	5	428
Five9, Inc.(1)	6	443
FleetCor Technologies, Inc.(1)	700	123,293
Fortinet, Inc.(1)	55	2,723
Gartner, Inc.(1)	7	1,824
Genpact Ltd.	8	359
GLOBALFOUNDRIES, Inc.(1)	1	64
Globant SA(1)	3	653
GoDaddy, Inc. - Class A(1)	2	134
HP, Inc.	41	1,021
HubSpot, Inc.(1)	4	1,056
Informatica, Inc. - Class A(1)	1	11
International Business Machines Corp.	52	6,133
Intuit, Inc.	549	212,559
Jabil, Inc.	10	550
Jack Henry & Associates, Inc.	6	1,136
Jamf Holding Corp.(1)	5	106
Keysight Technologies, Inc.(1)	14	2,243
KLA Corp.	12	3,688
Lam Research Corp.	12	4,305
Lattice Semiconductor Corp.(1)	12	571
Manhattan Associates, Inc.(1)	3	436
Mastercard, Inc. - Class A	344	97,727
Microchip Technology, Inc.	40	2,416
Micron Technology, Inc.	18	901
Microsoft Corp.	4,125	960,659
MongoDB, Inc. - Class A(1)	6	1,112
Monolithic Power Systems, Inc.	4	1,421
National Instruments Corp.	1	54
nCino, Inc.(1)	1	40
NCR Corp.(1)	1	11
NetApp, Inc.	19	1,165
New Relic, Inc.(1)	5	268
NortonLifeLock, Inc.	18	358
Nutanix, Inc. - Class A(1)	10	203
NVIDIA Corp.	880	106,846
Okta, Inc. - Class A(1)	2	99
ON Semiconductor Corp.(1)	23	1,447
Oracle Corp.	89	5,456
Palantir Technologies, Inc. - Class A(1)	155	1,261
Palo Alto Networks, Inc.(1)	25	4,084
Paychex, Inc.	28	3,113
Paycom Software, Inc.(1)	4	1,451
Paylocity Holding Corp.(1)	3	835
PayPal Holdings, Inc.(1)	377	32,410
Pegasystems, Inc.	4	113
Procore Technologies, Inc.(1)	4	210
PTC, Inc.(1)	9	955
Pure Storage, Inc. - Class A(1)	24	665
QUALCOMM, Inc.	96	10,884
RingCentral, Inc. - Class A(1)	7	293
Salesforce, Inc.(1)	2,575	370,347
SentinelOne, Inc. - Class A(1)	11	285
ServiceNow, Inc.(1)	17	6,500

Shift4 Payments, Inc. - Class A(1)	4	199
Smartsheet, Inc. - Class A(1)	11	366
Snowflake, Inc. - Class A(1)	262	44,579
Splunk, Inc.(1)	14	1,038
Switch, Inc. - Class A	7	251
Synopsys, Inc.(1)	13	4,002
Teradata Corp.(1)	5	148
Teradyne, Inc.	12	924
Texas Instruments, Inc.	402	62,242
Thoughtworks Holding, Inc.(1)	7	75
Toast, Inc. - Class A(1)	21	357
Twilio, Inc. - Class A(1)	6	385
Tyler Technologies, Inc.(1)	3	1,064
Ubiquiti, Inc.(2)	0	43
UiPath, Inc. - Class A(1)	3	37
Unity Software, Inc.(1)	12	384
Universal Display Corp.	4	353
VeriSign, Inc.(1)	1	147
Visa, Inc. - Class A	2,938	522,000
VMware, Inc. - Class A	9	923
Vontier Corp.	9	144
Western Union Co.	11	147
WEX, Inc.(1)	3	348
Wix.com Ltd.(1)	4	281
Workday, Inc. - Class A(1)	1,410	214,703
Zebra Technologies Corp. - Class A(1)	2	482
Zendesk, Inc.(1)	10	796
Zoom Video Communications, Inc. - Class A(1)	11	808
Zscaler, Inc.(1)	7	1,175

Total Information Technology		4,347,663

Materials – 3.71%
Albemarle Corp.	5	1,369
Ardagh Metal Packaging SA	4	20
Avery Dennison Corp.	331	53,914
Axalta Coating Systems Ltd.(1)	5	95
Ball Corp.	3,190	154,129
Berry Global Group, Inc.(1)	5	241
CF Industries Holdings, Inc.	17	1,644
Chemours Co.	8	196
Crown Holdings, Inc.	9	721
Eagle Materials, Inc.	3	287
Ecolab, Inc.	1,234	178,171
FMC Corp.	4	384
Ginkgo Bioworks Holdings, Inc.(1)	14	44
Graphic Packaging Holding Co.	20	400
Linde Plc	9	2,441
Louisiana-Pacific Corp.	1	35
Martin Marietta Materials, Inc.(2)	0	145
Mosaic Co.	4	177
MP Materials Corp.(1)	8	217
PPG Industries, Inc.	11	1,190
Royal Gold, Inc.(2)	0	34
RPM International, Inc.	1	45
Scotts Miracle-Gro Co.	1	49
Sealed Air Corp.	12	555
Sherwin-Williams Co.	750	153,572
Southern Copper Corp.	5	216
Valvoline, Inc.	15	389
Vulcan Materials Co.	6	872

Total Materials		551,552

Real Estate – 2.21%
American Tower Corp.	225	48,315
Apartment Income REIT Corp.	1	41
Camden Property Trust	1	88
CBRE Group, Inc. - Class A(1)	13	907
Crown Castle, Inc.	37	5,355
Equinix, Inc.	267	151,997
Equity LifeStyle Properties, Inc.	9	592
Extra Space Storage, Inc.	1	230
Iron Mountain, Inc.	19	816
Lamar Advertising Co. - Class A	7	541
Opendoor Technologies, Inc.(1)	11	35
Prologis, Inc.	1,128	114,641
Public Storage	11	3,128
SBA Communications Corp. - Class A	2	592
Simon Property Group, Inc.	14	1,220
Zillow Group, Inc. - Class A(1)(2)	0	8
Zillow Group, Inc. - Class C(1)	1	24

Total Real Estate		328,530

Utilities – 0.01%
AES Corp.	11	237
National Fuel Gas Co.	1	37
Vistra Corp.	20	426

Total Utilities		700

Total Common Stocks (Cost: $12,529,370)		14,483,964

PREFERRED STOCKS – 0.10%
Consumer Discretionary – 0.10%
Dr Ing hc F Porsche AG(1)	189	15,307

Total Consumer Discretionary		15,307

Total Preferred Stocks (Cost: $15,207)		15,307

SHORT-TERM INVESTMENTS – 2.39%
Money Market Funds – 2.39%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(4)	355,346	355,346

Total Money Market Funds (Cost: $355,346)		355,346

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(5)
Citibank, New York, 2.58% due 10/03/2022	$516	516

Total Time Deposits (Cost: $516)		516

Total Short-Term Investments (Cost: $355,862)		355,862

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $12,900,439)		14,855,133

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%		2,318

TOTAL NET ASSETS – 100.00%		$14,857,451

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $42,382, which represents 0.29% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
23	NASDAQ 100 E-mini Future	Dec. 2022	$ 5,714	$5,076	$ (638)
16	S&P 500 E-mini Future	Dec. 2022	3,214	2,881	(333)

					$(971)

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.97%
Communication Services – 6.77%
Activision Blizzard, Inc.	37	$2,769
Alphabet, Inc. - Class A(1)	37	3,582
Alphabet, Inc. - Class C(1)	1,584	152,311
Altice USA, Inc. - Class A(1)	2,427	14,149
AMC Entertainment Holdings, Inc. - Class A(1)	25	172
AT&T, Inc.	1,894	29,057
Cable One, Inc.(2)	0	96
Comcast Corp. - Class A	6,483	190,138
DISH Network Corp. - Class A(1)	12	160
Electronic Arts, Inc.	1,177	136,168
Fox Corp. - Class A	313	9,607
Fox Corp. - Class B	181	5,153
Frontier Communications Parent, Inc.(1)	12	273
IAC, Inc.(1)	4	208
Interpublic Group of Companies, Inc.	19	486
Liberty Broadband Corp. - Class A(1)	1	40
Liberty Broadband Corp. - Class C(1)	3	242
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	47
Liberty Media Corp.-Liberty Formula One - Class C(1)	8	496
Liberty Media Corp.-Liberty SiriusXM - Class A	3	98
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	201
Live Nation Entertainment, Inc.(1)	4	279
Lumen Technologies, Inc.	491	3,578
Madison Square Garden Sports Corp. - Class A(1)(2)	0	61
Match Group, Inc.(1)	1	41
Meta Platforms, Inc. - Class A(1)	864	117,189
Netflix, Inc.(1)	323	76,128
New York Times Co. - Class A	8	220
News Corp. - Class A	2,566	38,769
News Corp. - Class B	6	89
Nexstar Media Group, Inc. - Class A	44	7,410
Omnicom Group, Inc.	10	610
Paramount Global - Class A(2)	0	9
Paramount Global - Class B	410	7,800
Pinterest, Inc. - Class A(1)	22	503
Roku, Inc. - Class A(1)	4	231
Sirius XM Holdings, Inc.	34	193
Take-Two Interactive Software, Inc.(1)	1	141
TEGNA, Inc.	273	5,642
T-Mobile U.S., Inc.(1)	623	83,586
TripAdvisor, Inc.(1)	4	99
Twitter, Inc.(1)	3	115
Verizon Communications, Inc.	885	33,589
Walt Disney Co.(1)	957	90,302
Warner Bros Discovery, Inc.(1)	5,189	59,670

Total Communication Services		1,071,707

Consumer Discretionary – 9.11%
ADT, Inc.	10	75
Advance Auto Parts, Inc.	363	56,692
Aptiv Plc(1)	10	754
Aramark	1,980	61,783
AutoNation, Inc.(1)	597	60,833
AutoZone, Inc.(1)(2)	0	186
Bath & Body Works, Inc.	11	371
Best Buy Co., Inc.	250	15,865
Booking Holdings, Inc.(1)	59	97,127
BorgWarner, Inc.	161	5,063
Boyd Gaming Corp.	4	182
Bright Horizons Family Solutions, Inc.(1)	2	116
Brunswick Corp.	3	204
Burlington Stores, Inc.(1)(2)	0	17
Caesars Entertainment, Inc.(1)	3	99
Capri Holdings Ltd.(1)	7	266

CarMax, Inc.(1)	7	445
Carnival Corp.(1)	46	321
Carter’s, Inc.	74	4,880
Columbia Sportswear Co.	2	114
Compass Group Plc	5,088	101,318
Darden Restaurants, Inc.	2	202
Deckers Outdoor Corp.(1)(2)	0	47
Dick’s Sporting Goods, Inc.	95	9,917
Dollar General Corp.	339	81,365
Dollar Tree, Inc.(1)	7	950
Domino’s Pizza, Inc.(2)	0	143
DoorDash, Inc. - Class A(1)	1	68
DR Horton, Inc.	7	493
eBay, Inc.	271	9,972
Foot Locker, Inc.	126	3,910
Ford Motor Co.	805	9,017
GameStop Corp. - Class A(1)	13	321
Gap, Inc.	9	72
Garmin Ltd.	7	590
General Motors Co.	371	11,904
Gentex Corp.	11	263
Genuine Parts Co.	6	907
Grand Canyon Education, Inc.(1)	2	125
H&R Block, Inc.	1	59
Hanesbrands, Inc.	463	3,224
Harley-Davidson, Inc.	181	6,296
Hasbro, Inc.	6	422
Hilton Worldwide Holdings, Inc.	4	436
Home Depot, Inc.	258	71,307
Hyatt Hotels Corp. - Class A(1)	3	203
Kohl’s Corp.	581	14,601
Las Vegas Sands Corp.(1)	2,544	95,466
La-Z-Boy, Inc.	211	4,756
Lear Corp.	43	5,171
Leggett & Platt, Inc.	6	206
Lennar Corp. - Class A	133	9,932
Lennar Corp. - Class B	1	45
Leslie’s, Inc.(1)	1	7
Lithia Motors, Inc. - Class A	113	24,323
LKQ Corp.	13	602
Lowe’s Companies, Inc.	4	811
Lucid Group, Inc.(1)	2	22
Macy’s, Inc.	14	212
Marriott International, Inc. - Class A	571	79,983
Marriott Vacations Worldwide Corp.	264	32,208
Mattel, Inc.(1)	1,057	20,014
McDonald’s Corp.	479	110,442
MGM Resorts International	1,218	36,212
Mister Car Wash, Inc.(1)	1	10
Mohawk Industries, Inc.(1)	2	226
Murphy USA, Inc.	19	5,278
Newell Brands, Inc.	360	4,997
NIKE, Inc. - Class B	1,121	93,142
Nordstrom, Inc.	90	1,507
Norwegian Cruise Line Holdings Ltd.(1)	18	209
NVR, Inc.(1)(2)	0	159
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	146
O’Reilly Automotive, Inc.(1)	2	1,253
Peloton Interactive, Inc. - Class A(1)	14	98
Penn Entertainment, Inc.(1)	8	218
Penske Automotive Group, Inc.	92	9,093
Petco Health & Wellness Co., Inc. - Class A(1)	4	43
Planet Fitness, Inc. - Class A(1)	1	58
Polaris, Inc.	1	67
PulteGroup, Inc.	165	6,181
PVH Corp.	3	138
QuantumScape Corp. - Class A(1)	12	98
Ralph Lauren Corp. - Class A	2	191
RH(1)	1	127
Rivian Automotive, Inc. - Class A(1)	25	820
Ross Stores, Inc.	9	798
Royal Caribbean Cruises Ltd.(1)	10	398

SeaWorld Entertainment, Inc.(1)	1,057	48,110
Service Corp. International	8	435
Six Flags Entertainment Corp.(1)	2	28
Skechers USA, Inc. - Class A(1)	6	177
Sleep Number Corp.(1)	63	2,144
Starbucks Corp.	35	2,965
Tapestry, Inc.	11	314
Target Corp.	65	9,613
Tempur Sealy International, Inc.	8	197
Terminix Global Holdings, Inc.(1)	6	220
Thor Industries, Inc.	81	5,698
TJX Companies, Inc.	2,877	178,722
Toll Brothers, Inc.	3	106
TopBuild Corp.(1)(2)	0	38
Travel + Leisure Co.	1	39
Under Armour, Inc. - Class A(1)	8	55
Under Armour, Inc. - Class C(1)	11	66
Vail Resorts, Inc.(2)	0	22
VF Corp.	17	498
Victoria’s Secret & Co.(1)	1	26
Wayfair, Inc. - Class A(1)	1	49
Whirlpool Corp.	86	11,641
Williams-Sonoma, Inc.	1	80
Wyndham Hotels & Resorts, Inc.	1	81
Wynn Resorts Ltd.(1)	4	279
Yum! Brands, Inc.	12	1,283

Total Consumer Discretionary		1,442,078

Consumer Staples – 7.48%
Albertsons Companies, Inc. - Class A	7	184
Altria Group, Inc.	2,234	90,192
Archer-Daniels-Midland Co.	27	2,163
BJ’s Wholesale Club Holdings, Inc.(1)	2	171
Brown-Forman Corp. - Class A	1	63
Brown-Forman Corp. - Class B	4	240
Bunge Ltd.	96	7,959
Campbell Soup Co.	9	433
Casey’s General Stores, Inc.	2	365
Church & Dwight Co., Inc.	6	452
Clorox Co.	1	137
Coca-Cola Co.	1,661	93,055
Colgate-Palmolive Co.	1,776	124,775
Conagra Brands, Inc.	1,758	57,351
Constellation Brands, Inc. - Class A	15	3,341
Costco Wholesale Corp.	165	77,977
Coty, Inc. - Class A(1)	17	105
Darling Ingredients, Inc.(1)	7	474
Diageo Plc - ADR	410	69,567
Edgewell Personal Care Co.	115	4,313
Flowers Foods, Inc.	9	223
Freshpet, Inc.(1)	1	48
General Mills, Inc.	29	2,199
Grocery Outlet Holding Corp.(1)	4	124
Heineken Holding NV	374	25,606
Hershey Co.	1	208
Hormel Foods Corp.	14	620
Ingredion, Inc.	91	7,362
J.M. Smucker Co.	99	13,649
Kellogg Co.	5	378
Keurig Dr Pepper, Inc.	41	1,463
Kimberly-Clark Corp.	375	42,204
Kraft Heinz Co.	431	14,377
Kroger Co.	447	19,549
McCormick & Co., Inc.	12	851
Molson Coors Beverage Co. - Class B	278	13,360
Mondelez International, Inc. - Class A	133	7,303
Monster Beverage Corp.(1)	1	115
PepsiCo, Inc.	654	106,707
Performance Food Group Co.(1)	5	215
Philip Morris International, Inc.	2,381	197,609
Pilgrim’s Pride Corp.(1)	14	327
Post Holdings, Inc.(1)	3	225
Procter & Gamble Co.	830	104,733

Reynolds Consumer Products, Inc.	3	75
Seaboard Corp.(2)	0	48
Spectrum Brands Holdings, Inc.	2	74
Sprouts Farmers Market, Inc.(1)	295	8,195
Tyson Foods, Inc. - Class A	569	37,483
US Foods Holding Corp.(1)	11	288
Walgreens Boots Alliance, Inc.	302	9,477
Walmart, Inc.	267	34,664

Total Consumer Staples		1,183,076

Energy – 5.47%
Antero Midstream Corp.	15	140
Antero Resources Corp.(1)	5	149
APA Corp.	222	7,602
Baker Hughes Co. - Class A	46	957
Cheniere Energy, Inc.	5	850
Chesapeake Energy Corp.	6	572
Chevron Corp.	136	19,561
ConocoPhillips	61	6,258
Continental Resources, Inc.(2)	0	28
Coterra Energy, Inc.	32	828
Devon Energy Corp.	16	963
Diamondback Energy, Inc.	4	436
DT Midstream, Inc.	5	248
Enbridge, Inc.	192	7,134
EOG Resources, Inc.	1,385	154,691
EQT Corp.	18	715
Exxon Mobil Corp.	1,023	89,344
Halliburton Co.	1,982	48,797
Hess Corp.	1,044	113,789
HF Sinclair Corp.	191	10,268
Kinder Morgan, Inc.	454	7,560
Marathon Oil Corp.	293	6,618
Marathon Petroleum Corp.	157	15,614
NOV, Inc.	19	305
Occidental Petroleum Corp.	7	417
ONEOK, Inc.	19	977
Ovintiv, Inc.	4	163
PDC Energy, Inc.	2	121
Phillips 66	884	71,347
Pioneer Natural Resources Co.	388	83,926
Range Resources Corp.	4	108
Schlumberger NV	2,475	88,842
Southwestern Energy Co.(1)	49	301
Targa Resources Corp.	29	1,738
TC Energy Corp.	925	37,252
TotalEnergies SE - ADR	359	16,678
TotalEnergies SE	1,185	55,586
Valero Energy Corp.	97	10,404
Williams Companies, Inc.	124	3,545

Total Energy		864,832

Financials – 16.60%
Affiliated Managers Group, Inc.	52	5,791
Aflac, Inc.	239	13,450
AGNC Investment Corp.	25	208
Alleghany Corp.(1)	1	445
Allstate Corp.	583	72,582
Ally Financial, Inc.	16	436
American Express Co.	814	109,840
American Financial Group, Inc.	84	10,332
American International Group, Inc.	2,715	128,923
Ameriprise Financial, Inc.	81	20,531
Annaly Capital Management, Inc.	147	2,527
Aon Plc - Class A	1	156
Apollo Global Management, Inc.	110	5,120
Arch Capital Group Ltd.(1)	2,307	105,066
Ares Capital Corp.	394	6,649
Arthur J. Gallagher & Co.	9	1,503
Assurant, Inc.	2	355
Assured Guaranty Ltd.	3	145
Axis Capital Holdings Ltd.	873	42,891
Bank of America Corp.	3,200	96,635
Bank of Hawaii Corp.	2	142

Bank of New York Mellon Corp.	370	14,263
Bank OZK	6	230
Berkshire Hathaway, Inc. - Class B(1)	551	147,132
BlackRock, Inc. - Class A	7	3,951
Blackstone, Inc. - Class A	696	58,233
BOK Financial Corp.	1	133
Brighthouse Financial, Inc.(1)	4	153
Brown & Brown, Inc.	10	634
Capital One Financial Corp.	144	13,298
Carlyle Group, Inc.	10	255
CBOE Global Markets, Inc.	5	599
Charles Schwab Corp.	242	17,362
Chubb Ltd.	1,124	204,464
Cincinnati Financial Corp.	7	667
Citigroup, Inc.	828	34,518
Citizens Financial Group, Inc.	398	13,661
CME Group, Inc. - Class A	287	50,759
CNA Financial Corp.	140	5,155
Coinbase Global, Inc. - Class A(1)	7	476
Comerica, Inc.	6	452
Commerce Bancshares, Inc.	5	339
Credit Acceptance Corp.(1)(2)	0	131
Cullen/Frost Bankers, Inc.	3	376
Discover Financial Services	129	11,724
East West Bancorp, Inc.	7	453
Equitable Holdings, Inc.	1,694	44,645
Erie Indemnity Co. - Class A(2)	0	70
Essent Group Ltd.	99	3,462
Evercore, Inc. - Class A	2	148
Everest Re Group Ltd.	33	8,721
Fidelity National Financial, Inc.	13	466
Fifth Third Bancorp	1,229	39,276
First American Financial Corp.	5	235
First Citizens BancShares, Inc. - Class A(2)	0	348
First Hawaiian, Inc.	6	142
First Horizon Corp.	556	12,725
First Republic Bank	9	1,130
FNB Corp.	518	6,004
Franklin Resources, Inc.	111	2,392
Globe Life, Inc.	4	430
Goldman Sachs Group, Inc.	460	134,708
Hanover Insurance Group, Inc.	2	221
Hartford Financial Services Group, Inc.	564	34,924
Huntington Bancshares, Inc.	2,926	38,570
Interactive Brokers Group, Inc. - Class A	4	283
Intercontinental Exchange, Inc.	26	2,392
Invesco Ltd.	18	244
Janus Henderson Group Plc	7	133
Jefferies Financial Group, Inc.	1,957	57,722
JPMorgan Chase & Co.	304	31,804
Kemper Corp.	3	127
KeyCorp	639	10,242
KKR & Co., Inc. - Class Miscella	27	1,171
Lazard Ltd. - Class A	4	137
Lincoln National Corp.	148	6,499
Loews Corp.	542	27,030
M&T Bank Corp.	492	86,773
Markel Corp.(1)(2)	0	531
Marsh & McLennan Companies, Inc.	676	100,862
MetLife, Inc.	984	59,832
MGIC Investment Corp.	14	186
Moody’s Corp.(2)	0	110
Morgan Stanley	1,619	127,885
Morningstar, Inc.(2)	0	27
MSCI, Inc. - Class A	1	391
Nasdaq, Inc.	17	935
Navient Corp.	425	6,239
New York Community Bancorp, Inc.	23	194
Northern Trust Corp.	591	50,538
Old Republic International Corp.	13	282
OneMain Holdings, Inc. - Class A	6	165
PacWest Bancorp	6	132

Pinnacle Financial Partners, Inc.	4	293
PNC Financial Services Group, Inc.	380	56,777
Popular, Inc.	4	260
Primerica, Inc.	2	228
Principal Financial Group, Inc.	12	863
PROG Holdings, Inc.(1)	983	14,730
Progressive Corp.	4	420
Prosperity Bancshares, Inc.	4	280
Prudential Financial, Inc.	97	8,354
Radian Group, Inc.	253	4,882
Raymond James Financial, Inc.	31	3,103
Regions Financial Corp.	680	13,653
Reinsurance Group of America, Inc. - Class A	3	398
RenaissanceRe Holdings Ltd.	1	132
Rithm Capital Corp.	554	4,057
Robinhood Markets, Inc. - Class A(1)	26	267
Rocket Companies, Inc. - Class A	2	16
S&P Global, Inc.	16	4,886
SEI Investments Co.	5	238
Signature Bank	3	431
SLM Corp.	13	182
SoFi Technologies, Inc.(1)	38	185
Starwood Property Trust, Inc.	14	260
State Street Corp.	671	40,785
Stifel Financial Corp.	5	256
SVB Financial Group(1)	1	340
Synchrony Financial	2,545	71,748
Synovus Financial Corp.	7	257
T Rowe Price Group, Inc.	11	1,135
TFS Financial Corp.	2	27
Tradeweb Markets, Inc. - Class A	2	106
Travelers Companies, Inc.	12	1,765
Truist Financial Corp.	64	2,775
Umpqua Holdings Corp.	11	179
Unum Group	10	374
Upstart Holdings, Inc.(1)	3	59
US Bancorp	978	39,443
UWM Holdings Corp.	2	5
Virtu Financial, Inc. - Class A	5	98
Voya Financial, Inc.	91	5,513
Webster Financial Corp.	9	387
Wells Fargo & Co.	4,101	164,952
Western Alliance Bancorp	2	128
White Mountains Insurance Group Ltd.(2)	0	177
Willis Towers Watson Plc	323	64,804
Wintrust Financial Corp.	3	231
WR Berkley Corp.	10	633
Zions Bancorp N.A.	202	10,285

Total Financials		2,625,985

Healthcare – 16.27%
10X Genomics, Inc. - Class A(1)(2)	0	13
Abbott Laboratories	71	6,898
AbbVie, Inc.	505	67,719
Acadia Healthcare Co., Inc.(1)	4	336
Agilent Technologies, Inc.	2	186
agilon health, Inc.(1)	1	21
Align Technology, Inc.(1)	1	193
Amedisys, Inc.(1)	2	147
Amgen, Inc.	88	19,807
AstraZeneca Plc - ADR	256	14,025
Avantor, Inc.(1)	2	40
Azenta, Inc.	4	151
Baxter International, Inc.	1,271	68,476
Becton Dickinson & Co.	208	46,303
Biogen, Inc.(1)	56	14,901
BioMarin Pharmaceutical, Inc.(1)	9	745
Bio-Rad Laboratories, Inc. - Class A(1)	1	425
Boston Scientific Corp.(1)	68	2,651
Bristol Myers Squibb Co.	552	39,208
Cardinal Health, Inc.	383	25,542
Catalent, Inc.(1)	6	400
Centene Corp.(1)	260	20,261

Certara, Inc.(1)	2	29
Change Healthcare, Inc.(1)	11	301
Charles River Laboratories International, Inc.(1)(2)	0	25
Chemed Corp.(2)	0	196
Cigna Corp.	477	132,277
Cooper Companies, Inc.	2	610
CVS Health Corp.	1,383	131,944
Danaher Corp.	326	84,101
DaVita, Inc.(1)	71	5,868
Definitive Healthcare Corp. - Class A(1)	1	14
Dentsply Sirona, Inc.	10	289
Doximity, Inc. - Class A(1)	2	74
Elanco Animal Health, Inc.(1)	22	268
Elevance Health, Inc.	336	152,533
Eli Lilly & Co.	8	2,434
Encompass Health Corp.	5	211
Enhabit, Inc.(1)	2	33
Enovis Corp.(1)	2	111
Envista Holdings Corp.(1)	1,285	42,145
Exact Sciences Corp.(1)	7	221
Exelixis, Inc.(1)	2	28
Gilead Sciences, Inc.	364	22,469
Globus Medical, Inc. - Class A(1)	3	205
GSK Plc	40	574
HCA Healthcare, Inc.	73	13,394
Henry Schein, Inc.(1)	7	437
Hologic, Inc.(1)	756	48,775
Horizon Therapeutics Plc(1)	1	46
Humana, Inc.	158	76,625
ICU Medical, Inc.(1)	1	117
Illumina, Inc.(1)	7	1,428
Incyte Corp.(1)	1	73
Integra LifeSciences Holdings Corp.(1)	4	148
Intuitive Surgical, Inc.(1)	1	253
Ionis Pharmaceuticals, Inc.(1)(2)	0	20
Jazz Pharmaceuticals Plc(1)	77	10,326
Johnson & Johnson	1,053	171,966
Koninklijke Philips NV	3,245	49,968
Laboratory Corp. of America Holdings	4	907
LivaNova Plc(1)	712	36,166
Masimo Corp.(1)	1	88
McKesson Corp.	60	20,361
Medtronic Plc	2,802	226,246
Merck & Co., Inc.	3,536	304,485
Mirati Therapeutics, Inc.(1)	2	143
Moderna, Inc.(1)	15	1,820
Molina Healthcare, Inc.(1)	1	203
Natera, Inc.(1)(2)	0	9
Oak Street Health, Inc.(1)	6	136
Organon & Co.	105	2,467
PerkinElmer, Inc.	6	723
Perrigo Co. Plc	1,887	67,276
Pfizer, Inc.	2,783	121,767
Premier, Inc. - Class A	6	198
QIAGEN NV(1)	11	457
Quest Diagnostics, Inc.	56	6,872
QuidelOrtho Corp.(1)	2	168
Regeneron Pharmaceuticals, Inc.(1)	4	2,916
Repligen Corp.(1)	1	142
Royalty Pharma Plc - Class A	17	702
Sanofi - ADR	235	8,928
Sanofi	202	15,389
Select Medical Holdings Corp.	170	3,748
Signify Health, Inc. - Class A(1)	3	98
STERIS Plc	5	796
Stryker Corp.	529	107,144
Syneos Health, Inc. - Class A(1)	4	190
Tandem Diabetes Care, Inc.(1)(2)	0	11
Teladoc Health, Inc.(1)	7	175
Teleflex, Inc.	2	450
Tenet Healthcare Corp.(1)	5	261
Thermo Fisher Scientific, Inc.	16	8,366

Ultragenyx Pharmaceutical, Inc.(1)	1	25
United Therapeutics Corp.(1)	39	8,234
UnitedHealth Group, Inc.	485	245,171
Universal Health Services, Inc. - Class B	57	4,988
Vertex Pharmaceuticals, Inc.(1)	212	61,418
Viatris, Inc.	939	8,003
Zimmer Biomet Holdings, Inc.	263	27,542

Total Healthcare		2,574,173

Industrials – 14.51%
3M Co.	68	7,541
Acuity Brands, Inc.	48	7,484
AECOM	960	65,631
AerCap Holdings NV(1)	756	31,985
AGCO Corp.	85	8,203
Air Lease Corp. - Class A	1,668	51,714
Airbus SE	251	21,654
Airbus SE - ADR	2,273	48,801
Alaska Air Group, Inc.(1)	6	234
Allegion Plc	1	74
Allison Transmission Holdings, Inc.	130	4,405
AMERCO(2)	0	220
American Airlines Group, Inc.(1)	31	379
AMETEK, Inc.	11	1,245
AO Smith Corp.	5	225
Armstrong World Industries, Inc.	1	74
Atkore, Inc.(1)	118	9,143
Avis Budget Group, Inc.(1)	1	210
Axon Enterprise, Inc.(1)	1	84
AZEK Co., Inc. - Class A(1)	5	90
Boeing Co.(1)	169	20,433
Builders FirstSource, Inc.(1)	7	436
BWX Technologies, Inc.	1,239	62,430
CACI International, Inc. - Class A(1)	224	58,362
Canadian National Railway Co.	688	74,321
Carlisle Companies, Inc.(2)	0	108
Carrier Global Corp.	40	1,436
Caterpillar, Inc.	3	538
CH Robinson Worldwide, Inc.	4	421
Cintas Corp.(2)	0	106
Clarivate Plc(1)	23	217
Clean Harbors, Inc.(1)	2	274
Copa Holdings SA - Class A(1)	1	100
Core & Main, Inc. - Class A(1)	2	52
CoStar Group, Inc.(1)	16	1,117
Crane Holdings Co.	90	7,837
CSX Corp.	78	2,078
Cummins, Inc.	78	15,823
Curtiss-Wright Corp.	55	7,591
Deere & Co.	321	107,143
Delta Air Lines, Inc.(1)	195	5,460
Donaldson Co., Inc.	5	235
Dover Corp.	7	799
Driven Brands Holdings, Inc.(1)	3	74
Dun & Bradstreet Holdings, Inc.	12	148
Eaton Corp. Plc	19	2,554
Emerson Electric Co.	19	1,403
Equifax, Inc.	3	496
Esab Corp.	2	81
Expeditors International of Washington, Inc.	5	485
FedEx Corp.	669	99,312
Flowserve Corp.	102	2,473
Fortive Corp.	17	996
Fortune Brands Home & Security, Inc.	4	219
FTI Consulting, Inc.(1)	1	154
Gates Industrial Corp. Plc(1)	6	55
General Dynamics Corp.	432	91,560
General Electric Co.	1,126	69,720
Graco, Inc.	3	150
GXO Logistics, Inc.(1)	4	157
Hayward Holdings, Inc.(1)	4	31
HEICO Corp.(2)	0	19
HEICO Corp. - Class A(2)	0	27

Hertz Global Holdings, Inc.(1)	11	181
Hexcel Corp.	4	211
Hillenbrand, Inc.	158	5,809
Honeywell International, Inc.	678	113,262
Howmet Aerospace, Inc.	16	505
Hubbell, Inc. - Class B	3	579
Huntington Ingalls Industries, Inc.	39	8,630
IAA, Inc.(1)	1	35
IDEX Corp.	3	594
Illinois Tool Works, Inc.	1	267
Ingersoll Rand, Inc.	19	837
ITT, Inc.	4	255
Jacobs Solutions, Inc.	353	38,252
JB Hunt Transport Services, Inc.	427	66,725
JetBlue Airways Corp.(1)	16	106
Johnson Controls International Plc	33	1,646
KBR, Inc.	2	100
Kirby Corp.(1)	3	179
Knight-Swift Transportation Holdings, Inc. - Class A	8	371
L3Harris Technologies, Inc.	258	53,523
Landstar System, Inc.(2)	0	22
Leidos Holdings, Inc.	6	565
Lennox International, Inc.	2	352
Lockheed Martin Corp.	164	63,515
Lyft, Inc. - Class A(1)	3	38
ManpowerGroup, Inc.	3	165
Masco Corp.	11	497
MasTec, Inc.(1)	3	185
MDU Resources Group, Inc.	2,411	65,928
Mercury Systems, Inc.(1)	3	103
Middleby Corp.(1)	2	309
Moog, Inc. - Class A	65	4,558
MSA Safety, Inc.	1	112
MSC Industrial Direct Co., Inc. - Class A	2	158
Nielsen Holdings Plc	17	480
Nordson Corp.	2	449
Norfolk Southern Corp.	11	2,391
Northrop Grumman Corp.	523	245,959
nVent Electric Plc	8	242
Oshkosh Corp.	61	4,279
Otis Worldwide Corp.	18	1,145
Owens Corning	82	6,447
PACCAR, Inc.	124	10,381
Parker-Hannifin Corp.	5	1,158
Pentair Plc	8	323
Plug Power, Inc.(1)	12	261
Quanta Services, Inc.	3	392
Raytheon Technologies Corp.	2,708	221,703
Regal Rexnord Corp.	3	448
Republic Services, Inc. - Class A	9	1,267
Robert Half International, Inc.	1	42
Rockwell Automation, Inc.	2	387
Rollins, Inc.	1	23
Ryder System, Inc.	102	7,685
Safran SA	697	63,393
Schneider National, Inc. - Class B	3	55
Science Applications International Corp.	42	3,714
Sensata Technologies Holding Plc	7	277
Siemens AG	235	22,935
SiteOne Landscape Supply, Inc.(1)	1	83
Snap-on, Inc.	41	8,215
Southwest Airlines Co.(1)	327	10,082
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	6
Stanley Black & Decker, Inc.	513	38,549
Stericycle, Inc.(1)	398	16,762
Sunrun, Inc.(1)	10	280
Tetra Tech, Inc.	1	192
Textron, Inc.	107	6,230
Timken Co.	3	184
Trane Technologies Plc	5	674
TransDigm Group, Inc.	2	805
TransUnion	2	146

Uber Technologies, Inc.(1)	12	320
Union Pacific Corp.	431	83,988
United Airlines Holdings, Inc.(1)	16	505
United Parcel Service, Inc. - Class B	808	130,592
United Rentals, Inc.(1)	15	3,955
Univar Solutions, Inc.(1)	246	5,583
Valmont Industries, Inc.	1	231
Vertiv Holdings Co. - Class A	6,058	58,879
Waste Management, Inc.	1	200
Watsco, Inc.	1	190
Werner Enterprises, Inc.	137	5,144
WESCO International, Inc.(1)	1	119
Westinghouse Air Brake Technologies Corp.	9	701
WillScot Mobile Mini Holdings Corp. - Class A(1)	5	195
Woodward, Inc.	3	232
XPO Logistics, Inc.(1)	5	200
Xylem, Inc.	7	641

Total Industrials		2,295,120

Information Technology – 9.91%
Accenture Plc - Class A	330	84,921
Advanced Micro Devices, Inc.(1)	16	1,034
Affirm Holdings, Inc. - Class A(1)	8	157
Akamai Technologies, Inc.(1)	8	608
Amdocs Ltd.	75	5,930
Amkor Technology, Inc.	293	4,991
Amphenol Corp. - Class A	7	460
Analog Devices, Inc.	20	2,787
ANSYS, Inc.(1)	2	434
Applied Materials, Inc.	379	31,013
Arrow Electronics, Inc.(1)	110	10,148
Automatic Data Processing, Inc.	314	70,987
Avnet, Inc.	5	172
Bill.com Holdings, Inc.(1)	5	615
Black Knight, Inc.(1)	7	432
Block, Inc. - Class A(1)	25	1,369
Broadcom, Inc.	123	54,454
Broadridge Financial Solutions, Inc.	1	80
CCC Intelligent Solutions Holdings, Inc.(1)	5	45
Ceridian HCM Holding, Inc.(1)	5	295
Ciena Corp.(1)	7	290
Cirrus Logic, Inc.(1)	3	184
Cisco Systems, Inc.	1,986	79,438
Citrix Systems, Inc.	3	331
Cognex Corp.	1	24
Cognizant Technology Solutions Corp. - Class A	841	48,324
Coherent Corp.(1)	5	177
Concentrix Corp.	2	229
Consensus Cloud Solutions, Inc.(1)	19	900
Corning, Inc.	34	982
Coupa Software, Inc.(1)	2	94
Dell Technologies, Inc. - Class C	216	7,397
Diodes, Inc.(1)	77	5,024
Dolby Laboratories, Inc. - Class A	3	197
DoubleVerify Holdings, Inc.(1)	1	21
Dropbox, Inc. - Class A(1)	1	19
DXC Technology Co.(1)	179	4,370
Euronet Worldwide, Inc.(1)	1	43
F5, Inc.(1)	3	417
Fidelity National Information Services, Inc.	732	55,289
First Solar, Inc.(1)	5	683
Fiserv, Inc.(1)	907	84,861
Genpact Ltd.	4	178
Global Payments, Inc.	13	1,438
GLOBALFOUNDRIES, Inc.(1)	2	109
GoDaddy, Inc. - Class A(1)	7	471
Guidewire Software, Inc.(1)	4	241
Hewlett Packard Enterprise Co.	534	6,397
HP, Inc.	603	15,031
Informatica, Inc. - Class A(1)	2	33
Intel Corp.	962	24,793
International Business Machines Corp.	154	18,295
IPG Photonics Corp.(1)	2	143

Jabil, Inc.	106	6,136
Jamf Holding Corp.(1)(2)	0	7
Juniper Networks, Inc.	15	404
Keysight Technologies, Inc.(1)	1	101
Kyndryl Holdings, Inc.(1)	8	66
Lam Research Corp.	12	4,538
Littelfuse, Inc.	1	229
Lumentum Holdings, Inc.(1)	3	226
Manhattan Associates, Inc.(1)	1	152
Marvell Technology, Inc.	40	1,735
Mastercard, Inc. - Class A	281	79,961
Methode Electronics, Inc.	117	4,351
Microchip Technology, Inc.	725	44,260
Micron Technology, Inc.	43	2,176
Microsoft Corp.	548	127,719
MKS Instruments, Inc.	3	232
Motorola Solutions, Inc.	8	1,773
National Instruments Corp.	5	204
nCino, Inc.(1)	2	73
NCR Corp.(1)	6	109
NortonLifeLock, Inc.	18	364
Nutanix, Inc. - Class A(1)	5	100
NXP Semiconductors NV	426	62,873
Okta, Inc. - Class A(1)	6	352
ON Semiconductor Corp.(1)	8	484
Oracle Corp.	1,185	72,360
Paycor HCM, Inc.(1)	2	66
PayPal Holdings, Inc.(1)	38	3,303
Procore Technologies, Inc.(1)	1	54
Qorvo, Inc.(1)	70	5,574
QUALCOMM, Inc.	978	110,545
Roper Technologies, Inc.	5	1,809
Salesforce, Inc.(1)	36	5,225
Samsung Electronics Co. Ltd.	1,924	70,645
Seagate Technology Holdings Plc	160	8,511
SentinelOne, Inc. - Class A(1)	2	62
Skyworks Solutions, Inc.	8	653
Snowflake, Inc. - Class A(1)	1	160
SS&C Technologies Holdings, Inc.	11	507
Switch, Inc. - Class A	3	95
TD SYNNEX Corp.	68	5,498
TE Connectivity Ltd.	71	7,792
Teledyne Technologies, Inc.(1)	2	744
Teradata Corp.(1)	2	71
Teradyne, Inc.	1	53
Texas Instruments, Inc.	752	116,359
Trimble, Inc.(1)	12	645
Twilio, Inc. - Class A(1)	5	351
Tyler Technologies, Inc.(1)(2)	0	88
Ubiquiti, Inc.(2)	0	59
UiPath, Inc. - Class A(1)	16	203
Unity Software, Inc.(1)	3	103
VeriSign, Inc.(1)	4	708
Viasat, Inc.(1)	4	109
Visa, Inc. - Class A	1,004	178,368
VMware, Inc. - Class A	39	4,102
Vontier Corp.	3	48
Western Digital Corp.(1)	15	486
Western Union Co.	322	4,352
WEX, Inc.(1)	1	75
Wix.com Ltd.(1)	1	44
Wolfspeed, Inc.(1)	6	570
Zebra Technologies Corp. - Class A(1)	1	385
Zoom Video Communications, Inc. - Class A(1)	6	439

Total Information Technology		1,567,201

Materials – 4.44%
Air Products & Chemicals, Inc.	301	70,031
Akzo Nobel NV	74	4,183
Albemarle Corp.	3	715
Alcoa Corp.	9	298
Amcor Plc	71	766
AptarGroup, Inc.	3	294

Ardagh Group SA - Class A(4)	1	9
Ardagh Metal Packaging SA	4	20
Ashland, Inc.	2	233
Avery Dennison Corp.	1	243
Axalta Coating Systems Ltd.(1)	2,596	54,668
Ball Corp.	9	435
Berry Global Group, Inc.(1)	109	5,054
Celanese Corp. - Class A	73	6,618
CF Industries Holdings, Inc.	666	64,109
Chemours Co.	3	72
Cleveland-Cliffs, Inc.(1)	25	332
Corteva, Inc.	620	35,450
Crown Holdings, Inc.	1	54
Dow, Inc.	35	1,525
DuPont de Nemours, Inc.	746	37,597
Eagle Materials, Inc.(2)	0	34
Eastman Chemical Co.	103	7,346
Ecolab, Inc.	597	86,224
Element Solutions, Inc.	3,181	51,760
FMC Corp.	4	417
Freeport-McMoRan, Inc.	69	1,882
Ginkgo Bioworks Holdings, Inc.(1)	31	97
Graphic Packaging Holding Co.	3	66
Huntsman Corp.	267	6,541
Ingevity Corp.(1)	71	4,324
International Flavors & Fragrances, Inc.	742	67,378
International Paper Co.	1,387	43,983
Linde Plc	354	95,367
Louisiana-Pacific Corp.	144	7,396
LyondellBasell Industries NV - Class A	129	9,715
Martin Marietta Materials, Inc.	3	870
Mosaic Co.	15	730
NewMarket Corp.(2)	0	82
Newmont Corp.	38	1,591
Nucor Corp.	13	1,363
Olin Corp.	7	286
Packaging Corp. of America	4	502
PPG Industries, Inc.	5	583
Reliance Steel & Aluminum Co.	48	8,402
Royal Gold, Inc.	3	274
RPM International, Inc.	99	8,287
Scotts Miracle-Gro Co.	1	54
Silgan Holdings, Inc.	4	167
Sonoco Products Co.	5	262
Southern Copper Corp.	1	62
SSR Mining, Inc.	10	148
Steel Dynamics, Inc.	9	604
United States Steel Corp.	12	217
Valvoline, Inc.	190	4,804
Vulcan Materials Co.	3	509
Westlake Corp.	2	136
Westrock Co.	226	6,968

Total Materials		702,137

Real Estate – 2.90%
Alexandria Real Estate Equities, Inc.	8	1,093
American Assets Trust, Inc.	90	2,305
American Homes 4 Rent - Class A	14	474
American Tower Corp.	205	43,906
Americold Realty Trust, Inc.	13	321
Apartment Income REIT Corp.	7	260
AvalonBay Communities, Inc.	7	1,225
Boston Properties, Inc.	7	560
Brandywine Realty Trust	330	2,230
Brixmor Property Group, Inc.	14	261
Camden Property Trust	5	541
CBRE Group, Inc. - Class A(1)	8	543
Corporate Office Properties Trust	2,561	59,497
Cousins Properties, Inc.	92	2,137
CubeSmart	11	426
Digital Realty Trust, Inc.	14	1,356
Douglas Emmett, Inc.	8	148
Duke Realty Corp.	18	880

EastGroup Properties, Inc.	2	283
EPR Properties	3	123
Equinix, Inc.	1	606
Equity LifeStyle Properties, Inc.	3	206
Equity Residential	691	46,429
Essex Property Trust, Inc.	3	750
Extra Space Storage, Inc.	6	968
Federal Realty Investment Trust	4	338
First Industrial Realty Trust, Inc.	6	281
Gaming & Leisure Properties, Inc.	120	5,329
Healthcare Realty Trust, Inc. - Class A	18	376
Healthpeak Properties, Inc.	26	589
Highwoods Properties, Inc.	5	137
Host Hotels & Resorts, Inc.	256	4,064
Howard Hughes Corp.(1)	492	27,277
Hudson Pacific Properties, Inc.	7	72
Invitation Homes, Inc.	29	981
Iron Mountain, Inc.	139	6,108
JBG SMITH Properties	5	100
Jones Lang LaSalle, Inc.(1)	2	364
Kilroy Realty Corp.	5	228
Kimco Realty Corp.	29	530
Lamar Advertising Co. - Class A(2)	0	36
Life Storage, Inc.	4	444
Medical Properties Trust, Inc.	234	2,777
Mid-America Apartment Communities, Inc.	6	853
National Retail Properties, Inc.	8	333
National Storage Affiliates Trust	4	168
Office Properties Income Trust	132	1,850
Omega Healthcare Investors, Inc.	12	339
Opendoor Technologies, Inc.(1)	18	55
Park Hotels & Resorts, Inc.	11	122
Prologis, Inc.	35	3,591
Public Storage	182	53,182
Rayonier, Inc.	750	22,481
Realty Income Corp.	30	1,726
Regency Centers Corp.	8	439
Rexford Industrial Realty, Inc.	8	409
SBA Communications Corp. - Class A	4	1,132
Simon Property Group, Inc.	24	2,136
SL Green Realty Corp.	3	115
Spirit Realty Capital, Inc.	6	230
STORE Capital Corp.	12	379
Sun Communities, Inc.	6	790
UDR, Inc.	15	630
Ventas, Inc.	19	764
VICI Properties, Inc.	3,222	96,177
Vornado Realty Trust	98	2,269
Welltower, Inc.	101	6,487
WeWork, Inc. - Class A(1)	6	16
Weyerhaeuser Co.	1,521	43,445
WP Carey, Inc.	9	631
Zillow Group, Inc. - Class A(1)	3	75
Zillow Group, Inc. - Class C(1)	7	210

Total Real Estate		458,593

Utilities – 3.51%
AES Corp.	26	589
Alliant Energy Corp.	12	632
Ameren Corp.	246	19,835
American Electric Power Co., Inc.	25	2,133
American Water Works Co., Inc.	9	1,143
Atmos Energy Corp.	7	669
Avangrid, Inc.	3	141
Brookfield Renewable Corp. - Class A	6	199
CenterPoint Energy, Inc.	2,237	63,033
CMS Energy Corp.	14	803
Consolidated Edison, Inc.	17	1,450
Constellation Energy Corp.	16	1,294
Dominion Energy, Inc.	495	34,233
DTE Energy Co.	9	1,072
Duke Energy Corp.	37	3,429
Edison International	18	1,013

Entergy Corp.		594	59,808
Essential Utilities, Inc.		11	456
Evergy, Inc.		11	634
Eversource Energy		16	1,280
Exelon Corp.		1,472	55,128
FirstEnergy Corp.		26	957
Hawaiian Electric Industries, Inc.		5	176
IDACORP, Inc.		2	243
National Fuel Gas Co.		103	6,330
NextEra Energy, Inc.		201	15,794
NiSource, Inc.		842	21,205
NRG Energy, Inc.		313	11,961
OGE Energy Corp.		9	345
PG&E Corp.(1)		326	4,070
Pinnacle West Capital Corp.		1,075	69,363
PPL Corp.		35	898
Public Service Enterprise Group, Inc.		24	1,334
Sempra Energy		414	62,105
Southern Co.		1,348	91,646
UGI Corp.		197	6,381
Vistra Corp.		377	7,910
WEC Energy Group, Inc.		15	1,344
Xcel Energy, Inc.		70	4,490

Total Utilities			555,526

Total Common Stocks (Cost: $13,240,464)			15,340,428

CONVERTIBLE PREFERRED STOCKS – 0.23%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%		225	10,615

Total Healthcare			10,615

Utilities – 0.16%
NextEra Energy, Inc., 6.93%(1)		125	5,761
NextEra Energy, Inc., 5.28%		200	9,965
NiSource, Inc., 7.75%		89	8,966

Total Utilities			24,692

Total Convertible Preferred Stocks (Cost: $35,574)			35,307

PREFERRED STOCKS – 0.27%
Consumer Discretionary – 0.27%
Dr Ing hc F Porsche AG(1)		185	14,954
Volkswagen AG		228	27,803

Total Consumer Discretionary			42,757

Total Preferred Stocks (Cost: $53,852)			42,757

SHORT-TERM INVESTMENTS – 2.36%
Money Market Funds – 2.35%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(3)		372,358	372,358

Total Money Market Funds (Cost: $372,358)			372,358

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
BNP Paribas, Paris, 1.42% due 10/03/2022(2)	GBP	0	0
Brown Brothers Harriman, 0.87% due 10/03/2022(2)	SEK	0	0
Citibank, London, 0.29% due 10/03/2022	EUR	42	41
Sumitomo, Tokyo, 2.58% due 10/03/2022		$1,601	1,601

Total Time Deposits (Cost: $1,642)			1,642

Total Short-Term Investments (Cost: $374,000)			374,000

TOTAL INVESTMENTS IN SECURITIES – 99.83%
(Cost: $13,703,890)			15,792,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.17%			26,810

TOTAL NET ASSETS – 100.00%			$15,819,302

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $9, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
29	S&P 500 E-mini Future	Dec. 2022	$5,790	$5,222	$(568)

					$(568)

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 94.37%
Communication Services – 8.48%
Activision Blizzard, Inc.	10	$765
Alphabet, Inc. - Class A(1)	88	8,417
Alphabet, Inc. - Class C(1)	34	3,270
Altice USA, Inc. - Class A(1)	52	305
Comcast Corp. - Class A	72	2,105
Electronic Arts, Inc.	14	1,590
IAC, Inc.(1)	5	291
Live Nation Entertainment, Inc.(1)	6	430
Match Group, Inc.(1)	8	405
Meta Platforms, Inc. - Class A(1)	12	1,691
Netflix, Inc.(1)	3	757
News Corp. - Class B	6	90
Spotify Technology SA(1)	6	512
Take-Two Interactive Software, Inc.(1)	1	66
T-Mobile U.S., Inc.(1)	23	3,129
Trade Desk, Inc. - Class A(1)	5	283
Verizon Communications, Inc.	28	1,072
Walt Disney Co.(1)	11	1,007
Warner Bros Discovery, Inc.(1)	4	44

Total Communication Services		26,229

Consumer Discretionary – 11.73%
Advance Auto Parts, Inc.	8	1,280
Amazon.com, Inc.(1)	103	11,605
Aramark	45	1,394
AutoZone, Inc.(1)(2)	0	94
Best Buy Co., Inc.	1	79
Booking Holdings, Inc.(1)(2)	0	779
BorgWarner, Inc.	2	50
Carnival Corp.(1)	5	35
Carvana Co. - Class A(1)	7	142
Chipotle Mexican Grill, Inc. - Class A(1)(2)	0	747
Coupang, Inc. - Class A(1)	24	398
Darden Restaurants, Inc.(2)	0	1
Dollar General Corp.	13	3,008
DR Horton, Inc.	3	199
General Motors Co.	16	526
Hilton Worldwide Holdings, Inc.	1	95
Home Depot, Inc.	8	2,165
Las Vegas Sands Corp.(1)	44	1,657
Lithia Motors, Inc. - Class A	2	530
Lowe’s Companies, Inc.	1	157
Lululemon Athletica, Inc.(1)	1	316
Marriott International, Inc. - Class A	3	400
Marriott Vacations Worldwide Corp.	6	692
McDonald’s Corp.	1	177
MGM Resorts International	27	817
NIKE, Inc. - Class B	4	372
Norwegian Cruise Line Holdings Ltd.(1)	4	46
O’Reilly Automotive, Inc.(1)(2)	0	105
Peloton Interactive, Inc. - Class A(1)	26	179
PulteGroup, Inc.	3	109
Ralph Lauren Corp. - Class A	1	97
Rivian Automotive, Inc. - Class A(1)	67	2,217

Ross Stores, Inc.	15	1,246
SeaWorld Entertainment, Inc.(1)	25	1,142
Starbucks Corp.	1	114
Target Corp.	1	113
Tesla, Inc.(1)	4	1,161
TJX Companies, Inc.	31	1,935
Ulta Beauty, Inc.(1)(2)	0	96

Total Consumer Discretionary		36,275

Consumer Staples – 3.41%
Altria Group, Inc.	3	110
Coca-Cola Co.	24	1,362
Colgate-Palmolive Co.	2	131
Conagra Brands, Inc.	1	22
Costco Wholesale Corp.(2)	0	150
General Mills, Inc.	2	116
Hershey Co.	1	113
J.M. Smucker Co.(2)	0	33
Kellogg Co.(2)	0	11
Keurig Dr Pepper, Inc.	1	43
Kraft Heinz Co.	2	54
Mondelez International, Inc. - Class A	17	952
Monster Beverage Corp.(1)	5	450
PepsiCo, Inc.	9	1,523
Philip Morris International, Inc.	16	1,312
Procter & Gamble Co.	13	1,683
Sysco Corp.	1	89
Walmart, Inc.	18	2,394

Total Consumer Staples		10,548

Energy – 4.72%
Baker Hughes Co. - Class A	4	74
Chevron Corp.	16	2,342
ConocoPhillips(2)	0	35
Coterra Energy, Inc.	3	79
EOG Resources, Inc.	1	86
EQT Corp.	17	703
Exxon Mobil Corp.	23	2,002
Halliburton Co.	46	1,126
Hess Corp.	20	2,163
Kinder Morgan, Inc.	16	272
Marathon Oil Corp.	5	111
Marathon Petroleum Corp.	2	195
ONEOK, Inc.	1	61
Phillips 66	17	1,373
Pioneer Natural Resources Co.	17	3,679
Schlumberger NV	2	67
Valero Energy Corp.	1	96
Williams Companies, Inc.	5	134

Total Energy		14,598

Financials – 10.26%
Allstate Corp.	11	1,404
American Express Co.	7	920
American International Group, Inc.	29	1,367
Ameriprise Financial, Inc.(2)	0	25
Aon Plc - Class A(2)	0	84
Arthur J. Gallagher & Co.(2)	0	48
Axis Capital Holdings Ltd.	20	1,001
Bank of America Corp.	61	1,850
Berkshire Hathaway, Inc. - Class B(1)	19	5,194
BlackRock, Inc. - Class A(2)	0	175
Charles Schwab Corp.	2	116
Chubb Ltd.	8	1,500

Citizens Financial Group, Inc.	4	132
CME Group, Inc. - Class A	5	925
FactSet Research Systems, Inc.(2)	0	74
Fifth Third Bancorp(2)	0	0
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.(2)	0	118
Hartford Financial Services Group, Inc.	4	232
Intercontinental Exchange, Inc.	3	305
Invesco Ltd.	4	49
Jefferies Financial Group, Inc.	43	1,262
JPMorgan Chase & Co.	27	2,803
KeyCorp	1	20
Lincoln National Corp.	1	62
M&T Bank Corp.	11	1,980
Marsh & McLennan Companies, Inc.(2)	0	72
MetLife, Inc.	2	139
MSCI, Inc. - Class A(2)	0	77
Northern Trust Corp.	13	1,136
PNC Financial Services Group, Inc.	1	134
PROG Holdings, Inc.(1)	25	375
Progressive Corp.	11	1,261
Raymond James Financial, Inc.(2)	0	0
S&P Global, Inc.(2)	0	86
State Street Corp.	2	99
Travelers Companies, Inc.	14	2,118
Truist Financial Corp.	12	544
US Bancorp	35	1,410
Wells Fargo & Co.	28	1,124
Willis Towers Watson Plc	7	1,472
WR Berkley Corp.(2)	0	30
Zions Bancorp N.A.(2)	0	0

Total Financials		31,724

Healthcare – 15.67%
Abbott Laboratories	1	86
AbbVie, Inc.	2	216
Agilent Technologies, Inc.(2)	0	45
AmerisourceBergen Corp. - Class A(2)	0	51
Avantor, Inc.(1)	26	509
Baxter International, Inc.	2	92
Becton Dickinson & Co.	7	1,657
Biogen, Inc.(1)(2)	0	71
Boston Scientific Corp.(1)	2	93
Centene Corp.(1)	1	61
Cigna Corp.	10	2,670
CVS Health Corp.	16	1,569
Daiichi Sankyo Co. Ltd. - ADR	11	320
Danaher Corp.	1	170
DexCom, Inc.(1)	1	68
Elevance Health, Inc.	5	2,171
Eli Lilly & Co.	8	2,742
Envista Holdings Corp.(1)	28	932
Gilead Sciences, Inc.	2	110
HCA Healthcare, Inc.(2)	0	22
Hologic, Inc.(1)	17	1,089
Humana, Inc.	5	2,645
Illumina, Inc.(1)(2)	0	59
Incyte Corp.(1)	1	52
Insulet Corp.(1)	2	529
Intuitive Surgical, Inc.(1)	7	1,374
Johnson & Johnson	18	2,993
LivaNova Plc(1)	17	849

McKesson Corp.(2)	0	110
Medtronic Plc	18	1,458
Merck & Co., Inc.	52	4,453
Moderna, Inc.(1)(2)	0	31
Molina Healthcare, Inc.(1)(2)	0	94
Perrigo Co. Plc	36	1,300
Pfizer, Inc.	37	1,624
Regeneron Pharmaceuticals, Inc.(1)(2)	0	104
Stryker Corp.	11	2,303
Teleflex, Inc.(2)	0	96
Thermo Fisher Scientific, Inc.	6	2,821
UnitedHealth Group, Inc.	19	9,572
Vertex Pharmaceuticals, Inc.(1)	4	1,023
Viatris, Inc.	11	97
Zoetis, Inc. - Class A	1	156

Total Healthcare		48,487

Industrials – 8.87%
AECOM	21	1,456
AerCap Holdings NV(1)	17	739
AMETEK, Inc.	1	91
Boeing Co.(1)	1	86
BWX Technologies, Inc.	28	1,414
CACI International, Inc. - Class A(1)	5	1,324
Canadian Pacific Railway Ltd.	11	762
Copart, Inc.(1)	1	116
CoStar Group, Inc.(1)	1	103
CSX Corp.	8	204
Cummins, Inc.(2)	0	41
Deere & Co.	5	1,764
Delta Air Lines, Inc.(1)	3	90
Eaton Corp. Plc	8	1,021
Fastenal Co.	2	73
Fortune Brands Home & Security, Inc.	2	110
General Dynamics Corp.(2)	0	59
Honeywell International, Inc.	14	2,304
Illinois Tool Works, Inc.	1	127
Ingersoll Rand, Inc.	18	764
Jacobs Solutions, Inc.	8	863
JB Hunt Transport Services, Inc.	10	1,580
L3Harris Technologies, Inc.(2)	0	35
Lockheed Martin Corp.(2)	0	144
MDU Resources Group, Inc.	49	1,329
Northrop Grumman Corp.	1	338
Old Dominion Freight Line, Inc.	1	219
Otis Worldwide Corp.	1	55
PACCAR, Inc.(2)	0	34
Pentair Plc	2	91
Quanta Services, Inc.(2)	0	44
Raytheon Technologies Corp.	46	3,785
Republic Services, Inc. - Class A	1	122
Stanley Black & Decker, Inc.	9	686
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	26
Union Pacific Corp.	3	500
United Parcel Service, Inc. - Class B	10	1,570
Vertiv Holdings Co. - Class A	142	1,377
Waste Management, Inc.	12	1,929
Westinghouse Air Brake Technologies Corp.(2)	0	0
WW Grainger, Inc.(2)	0	71

Total Industrials		27,446

Information Technology – 22.39%
Accenture Plc - Class A	2	535
Adobe, Inc.(1)	4	994
Advanced Micro Devices, Inc.(1)	7	472
Affirm Holdings, Inc. - Class A(1)	3	63
Amphenol Corp. - Class A	15	980
Analog Devices, Inc.	1	145
Apple, Inc.	100	13,754
Applied Materials, Inc.	1	60
Arista Networks, Inc.(1)	9	980
ASML Holding NV - Class REG	4	1,689
Atlassian Corp. Plc - Class A(1)	4	779
Automatic Data Processing, Inc.	9	2,071
Broadcom, Inc.	3	1,461
Broadridge Financial Solutions, Inc.(2)	0	57
Cadence Design Systems, Inc.(1)	3	505
CDW Corp.	1	100
Ceridian HCM Holding, Inc.(1)	2	94
Cisco Systems, Inc.	4	171
Citrix Systems, Inc.	1	59
Cognizant Technology Solutions Corp. - Class A	19	1,079
Enphase Energy, Inc.(1)	3	700
Fidelity National Information Services, Inc.	24	1,791
Fiserv, Inc.(1)	24	2,204
Fortinet, Inc.(1)	15	742
Global Payments, Inc.	11	1,182
HashiCorp, Inc. - Class A(1)	3	98
Hewlett Packard Enterprise Co.	8	92
Intuit, Inc.	7	2,702
Mastercard, Inc. - Class A	5	1,498
Microchip Technology, Inc.	15	924
Microsoft Corp.	76	17,625
MongoDB, Inc. - Class A(1)	1	157
Motorola Solutions, Inc.(2)	0	93
NVIDIA Corp.	11	1,307
NXP Semiconductors NV	1	95
Oracle Corp.	36	2,201
QUALCOMM, Inc.	9	975
Roper Technologies, Inc.(2)	0	92
Salesforce, Inc.(1)	11	1,533
ServiceNow, Inc.(1)	3	1,071
Skyworks Solutions, Inc.	1	89
Snowflake, Inc. - Class A(1)	1	221
Synopsys, Inc.(1)	3	859
Teledyne Technologies, Inc.(1)	1	388
Teradyne, Inc.	1	70
Texas Instruments, Inc.	1	114
Visa, Inc. - Class A	25	4,376

Total Information Technology		69,247

Materials – 4.38%
Air Products & Chemicals, Inc.	13	2,934
Albemarle Corp.(2)	0	74
Amcor Plc	5	50
ArcelorMittal SA	37	729
Axalta Coating Systems Ltd.(1)	58	1,217
Ball Corp.	14	661
CF Industries Holdings, Inc.	1	54
Corteva, Inc.	15	843
DuPont de Nemours, Inc.	15	746
Ecolab, Inc.	5	748
Element Solutions, Inc.	71	1,155
International Flavors & Fragrances, Inc.	13	1,171

Linde Plc	1	239
Martin Marietta Materials, Inc.(2)	0	33
Newmont Corp.	3	108
Nucor Corp.	1	60
PPG Industries, Inc.	13	1,410
Sherwin-Williams Co.	4	781
Vulcan Materials Co.	3	546

Total Materials		13,559

Real Estate – 2.08%
Alexandria Real Estate Equities, Inc.	1	99
American Tower Corp.	7	1,425
AvalonBay Communities, Inc.(2)	0	39
CBRE Group, Inc. - Class A(1)	1	71
Corporate Office Properties Trust	59	1,379
Crown Castle, Inc.	1	91
Duke Realty Corp.(2)	0	7
Equinix, Inc.(2)	0	125
Equity Residential(2)	0	0
Howard Hughes Corp.(1)	12	642
Public Storage(2)	0	78
Realty Income Corp.	3	151
Simon Property Group, Inc.	1	74
UDR, Inc.(2)	0	0
VICI Properties, Inc.	71	2,121
Vornado Realty Trust	6	138

Total Real Estate		6,440

Utilities – 2.38%
Alliant Energy Corp.	1	49
Ameren Corp.	1	51
American Electric Power Co., Inc.	1	99
American Water Works Co., Inc.	1	135
Atmos Energy Corp.	1	74
CenterPoint Energy, Inc.	50	1,407
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	1	112
Duke Energy Corp.	2	179
Entergy Corp.	13	1,290
Exelon Corp.	33	1,224
NextEra Energy, Inc.	6	462
Pinnacle West Capital Corp.	25	1,620
Public Service Enterprise Group, Inc.	1	69
Sempra Energy	3	507
Southern Co.	1	88
Xcel Energy, Inc.(2)	0	0

Total Utilities		7,366

Total Common Stocks (Cost: $322,803)		291,919

SHORT-TERM INVESTMENTS – 5.11%
Money Market Funds – 5.11%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(3)	15,808	15,808

Total Money Market Funds (Cost: $15,808)		15,808

Total Short-Term Investments (Cost: $15,808)		15,808

TOTAL INVESTMENTS IN SECURITIES – 99.48%
(Cost: $338,611)		307,727

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.52%		1,624

TOTAL NET ASSETS – 100.00%		$309,351

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.84%
Communication Services – 3.15%
AdTheorent Holding Co., Inc.(1)	5	$11
Anterix, Inc.(1)	1	27
Arena Group Holdings, Inc.(1)	1	15
Bandwidth, Inc. - Class A(1)	1	7
Boston Omaha Corp. - Class A(1)(2)	0	5
Cable One, Inc.	6	5,305
Cargurus, Inc. - Class A(1)	14	197
Cars.com, Inc.(1)	1	12
Charge Enterprises, Inc.(1)	18	32
Cinemark Holdings, Inc.(1)	12	151
Cogent Communications Holdings, Inc.	3	171
Consolidated Communications Holdings, Inc.(1)	1	5
DHI Group, Inc.(1)	5	24
Electronic Arts, Inc.	54	6,296
Entravision Communications Corp. - Class A	5	21
Eventbrite, Inc. - Class A(1)	9	57
EverQuote, Inc. - Class A(1)	3	18
Gambling.com Group Ltd.(1)	1	9
Globalstar, Inc.(1)	78	124
Gogo, Inc.(1)(2)	0	4
Gray Television, Inc.	5	71
IDT Corp. - Class B(1)	1	33
IMAX Corp.(1)	4	55
Innovid Corp.(1)	9	25
Integral Ad Science Holding Corp.(1)	2	12
Iridium Communications, Inc.(1)	141	6,260
John Wiley & Sons, Inc. - Class A	167	6,263
Leafly Holdings, Inc.(1)	4	3
Liberty Broadband Corp. - Class A(1)	1	75
Liberty Broadband Corp. - Class C(1)	6	424
Liberty Media Corp.-Liberty Braves - Class A(1)	1	40
Liberty Media Corp.-Liberty Braves - Class C(1)	5	147
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	14
Liberty Media Corp.-Liberty Formula One - Class C(1)	369	21,612
Liberty Media Corp.-Liberty SiriusXM - Class A	2	72
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4	162
Live Nation Entertainment, Inc.(1)	100	7,632
Loyalty Ventures, Inc.(1)	1	1
Madison Square Garden Sports Corp. - Class A(1)	1	123
Match Group, Inc.(1)	328	15,645
MediaAlpha, Inc. - Class A(1)	3	30
Nexstar Media Group, Inc. - Class A	71	11,765
Ooma, Inc.(1)	3	37
Pinterest, Inc. - Class A(1)	175	4,080
Playstudios, Inc.(1)	5	18
Playtika Holding Corp.(1)	9	84
PubMatic, Inc. - Class A(1)	5	86
QuinStreet, Inc.(1)(2)	0	5
Reservoir Media, Inc.(1)	2	12
ROBLOX Corp. - Class A(1)	43	1,556
Roku, Inc. - Class A(1)	3	187
Shutterstock, Inc.	49	2,471

Sinclair Broadcast Group, Inc. - Class A	5	99
Spotify Technology SA(1)	14	1,191
Stagwell, Inc.(1)	1	6
Starry Group Holdings, Inc. - Class A(1)	3	4
Take-Two Interactive Software, Inc.(1)	184	20,064
TechTarget, Inc.(1)	4	221
Thryv Holdings, Inc.(1)	1	18
TripAdvisor, Inc.(1)	1	18
Twitter, Inc.(1)	68	2,987
Vimeo, Inc.(1)	19	78
Vinco Ventures, Inc.(1)	18	17
Warner Bros Discovery, Inc.(1)	171	1,962
Warner Music Group Corp. - Class A	236	5,485
Wejo Group Ltd.(1)	4	4
WideOpenWest, Inc.(1)	4	52
World Wrestling Entertainment, Inc. - Class A	225	15,772
Yelp, Inc. - Class A(1)	10	323
Ziff Davis, Inc.(1)	1	79
ZipRecruiter, Inc. - Class A(1)	278	4,590
ZoomInfo Technologies, Inc. - Class A(1)	560	23,328

Total Communication Services		167,789

Consumer Discretionary – 10.16%
Accel Entertainment, Inc. - Class A(1)	8	63
Acushnet Holdings Corp.	241	10,471
Advance Auto Parts, Inc.	195	30,558
aka Brands Holding Corp.(1)	1	1
Allbirds, Inc. - Class A(1)	3	10
American Axle & Manufacturing Holdings, Inc.(1)	1	6
Aptiv Plc(1)	175	13,719
Arko Corp.	12	109
Asbury Automotive Group, Inc.(1)	1	131
Aterian, Inc.(1)	1	1
AutoZone, Inc.(1)	2	3,731
Bath & Body Works, Inc.	359	11,703
Beachbody Co., Inc.(1)(2)	0	0
Bed Bath & Beyond, Inc.(1)	8	48
Best Buy Co., Inc.	6	389
Bloomin’ Brands, Inc.	9	159
Bluegreen Vacations Holding Corp. - Class A(2)	0	3
Boot Barn Holdings, Inc.(1)	4	239
Bright Horizons Family Solutions, Inc.(1)	46	2,675
Brinker International, Inc.(1)	5	132
Brunswick Corp.	1	82
Buckle, Inc.	4	128
Build-A-Bear Workshop, Inc.	1	17
Burlington Stores, Inc.(1)	52	5,847
Caesars Entertainment, Inc.(1)	14	444
Caleres, Inc.	5	114
Camping World Holdings, Inc. - Class A	5	130
Canoo, Inc.(1)	19	36
CarMax, Inc.(1)	2	116
CarParts.com, Inc.(1)	7	35
Carriage Services, Inc. - Class A	2	58
Carvana Co. - Class A(1)	10	209
Cavco Industries, Inc.(1)	1	257
Century Casinos, Inc.(1)	3	20
Century Communities, Inc.(2)	0	10
Cheesecake Factory, Inc.	7	206
Chegg, Inc.(1)	17	363
Chico’s FAS, Inc.(1)	12	60

Children’s Place, Inc.(1)	1	34
Chipotle Mexican Grill, Inc. - Class A(1)	26	38,323
Choice Hotels International, Inc.	3	359
Churchill Downs, Inc.	4	661
Citi Trends, Inc.(1)(2)	0	1
Clarus Corp.	3	43
Coursera, Inc.(1)	16	176
Cracker Barrel Old Country Store, Inc.	3	292
Crocs, Inc.(1)	8	572
Darden Restaurants, Inc.	9	1,111
Dave & Buster’s Entertainment, Inc.(1)	6	188
Deckers Outdoor Corp.(1)	44	13,660
Denny’s Corp.(1)	6	54
Designer Brands, Inc. - Class A	5	82
Destination XL Group, Inc.(1)	4	21
Dillard’s, Inc. - Class A	1	151
Dine Brands Global, Inc.	2	111
Dollar Tree, Inc.(1)	101	13,798
Domino’s Pizza, Inc.	25	7,706
DoorDash, Inc. - Class A(1)	22	1,081
Dorman Products, Inc.(1)	4	299
DR Horton, Inc.	16	1,104
DraftKings, Inc. - Class A(1)	32	481
Dream Finders Homes, Inc. - Class A(1)	3	29
Duluth Holdings, Inc. - Class B(1)	1	6
Duolingo, Inc. - Class A(1)	102	9,746
eBay, Inc.	7	261
Ermenegildo Zegna NV	1	14
Etsy, Inc.(1)	110	11,057
European Wax Center, Inc. - Class A	3	57
Everi Holdings, Inc.(1)	6	101
EVgo, Inc.(1)	2	16
Expedia Group, Inc.(1)	15	1,397
F45 Training Holdings, Inc.(1)	5	15
Faraday Future Intelligent Electric, Inc.(1)	7	4
Farfetch Ltd. - Class A(1)	418	3,112
First Watch Restaurant Group, Inc.(1)(2)	0	6
Fisker, Inc.(1)	22	168
Five Below, Inc.(1)	103	14,234
Floor & Decor Holdings, Inc. - Class A(1)	66	4,622
Fox Factory Holding Corp.(1)	83	6,599
Franchise Group, Inc.	3	84
Full House Resorts, Inc.(1)	1	7
Funko, Inc. - Class A(1)	225	4,545
Gentherm, Inc.(1)	176	8,751
Genuine Parts Co.	1	169
Global-e Online Ltd.(1)	414	11,091
Golden Entertainment, Inc.(1)	3	93
Green Brick Partners, Inc.(1)	1	23
Groupon, Inc. - Class A(1)(2)	0	2
Guess?, Inc.	5	68
H&R Block, Inc.	13	559
Harley-Davidson, Inc.	157	5,469
Helen of Troy Ltd.(1)	3	317
Hibbett, Inc.	1	72
Hilton Grand Vacations, Inc.(1)	12	399
Hilton Worldwide Holdings, Inc.	19	2,327
Holley, Inc.(1)	7	27
Hovnanian Enterprises, Inc. - Class A(1)	1	24
Hyatt Hotels Corp. - Class A(1)	113	9,148

Inspired Entertainment, Inc.(1)	2	18
Installed Building Products, Inc.	3	267
International Game Technology Plc	3	47
iRobot Corp.(1)	3	186
Jack in the Box, Inc.(2)	0	30
KB Home	2	48
Kontoor Brands, Inc.	8	260
Krispy Kreme, Inc.	2	28
Kura Sushi USA, Inc. - Class A(1)	1	45
Las Vegas Sands Corp.(1)	12	458
Latham Group, Inc.(1)	6	22
LCI Industries	3	346
Leslie’s, Inc.(1)	2,080	30,598
LGI Homes, Inc.(1)(2)	0	16
Lindblad Expeditions Holdings, Inc.(1)(2)	0	3
Liquidity Services, Inc.(1)	2	26
LKQ Corp.	157	7,393
Lovesac Co.(1)	2	38
Lucid Group, Inc.(1)	49	684
Lululemon Athletica, Inc.(1)	69	19,333
Lulu’s Fashion Lounge Holdings, Inc.(1)	2	10
Luminar Technologies, Inc. - Class A(1)	34	248
M/I Homes, Inc.(1)(2)	0	18
Malibu Boats, Inc. - Class A(1)	3	134
Marine Products Corp.	1	8
MarineMax, Inc.(1)(2)	0	6
MasterCraft Boat Holdings, Inc.(1)	2	46
Mattel, Inc.(1)	452	8,564
MDC Holdings, Inc.	2	52
Meritage Homes Corp.(1)(2)	0	26
Mister Car Wash, Inc.(1)	5	47
Monarch Casino & Resort, Inc.(1)	2	102
Mullen Automotive, Inc.(1)	44	15
Murphy USA, Inc.	36	9,998
National Vision Holdings, Inc.(1)	134	4,369
NEOGAMES SA(1)	2	21
Nerdy, Inc.(1)	7	15
Noodles & Co. - Class A(1)	6	27
Nordstrom, Inc.	10	159
Norwegian Cruise Line Holdings Ltd.(1)	3	32
NVR, Inc.(1)(2)	0	845
Ollie’s Bargain Outlet Holdings, Inc.(1)	198	10,194
ONE Group Hospitality, Inc.(1)	3	19
OneSpaWorld Holdings Ltd.(1)	9	74
OneWater Marine, Inc. - Class A(1)(2)	0	3
O’Reilly Automotive, Inc.(1)	3	1,775
Oxford Industries, Inc.	1	130
Papa John’s International, Inc.	85	5,922
Party City Holdco, Inc.(1)	5	8
Patrick Industries, Inc.(2)	0	13
PetMed Express, Inc.	2	48
Planet Fitness, Inc. - Class A(1)	250	14,426
Polaris, Inc.	4	389
Pool Corp.	17	5,356
Portillo’s, Inc. - Class A(1)	3	63
PowerSchool Holdings, Inc. - Class A(1)	2	34
PulteGroup, Inc.	9	337
Purple Innovation, Inc. - Class A(1)(2)	0	1
Quotient Technology, Inc.(1)	1	3
RCI Hospitality Holdings, Inc.	1	70

RealReal, Inc.(1)	2	3
Red Rock Resorts, Inc. - Class A	3	104
Rent the Runway, Inc. - Class A(1)	6	13
Rent-A-Center, Inc.	7	131
Revolve Group, Inc. - Class A(1)	193	4,179
RH(1)	1	183
Rocky Brands, Inc.(2)	0	1
Ross Stores, Inc.	14	1,217
Rover Group, Inc. - Class A(1)	13	42
Rush Street Interactive, Inc.(1)	8	31
Ruth’s Hospitality Group, Inc.	4	72
Sally Beauty Holdings, Inc.(1)	13	170
SeaWorld Entertainment, Inc.(1)	3	129
Shake Shack, Inc. - Class A(1)	5	239
Six Flags Entertainment Corp.(1)	4	64
Skechers USA, Inc. - Class A(1)	2	60
Skyline Champion Corp.(1)	93	4,911
Sleep Number Corp.(1)	1	42
Smith & Wesson Brands, Inc.(2)	0	4
Solid Power, Inc.(1)	7	37
Sonder Holdings, Inc.(1)	25	42
Sonos, Inc.(1)	18	247
Steven Madden Ltd.	212	5,659
Stitch Fix, Inc. - Class A(1)	4	16
Stoneridge, Inc.(1)(2)	0	7
Stride, Inc.(1)	6	233
Sturm Ruger & Co., Inc.	2	108
Sweetgreen, Inc. - Class A(1)	12	225
Tapestry, Inc.	3	96
Target Hospitality Corp.(1)	4	50
Taylor Morrison Home Corp. - Class A(1)	2	41
Tenneco, Inc. - Class A(1)	11	198
Texas Roadhouse, Inc. - Class A	124	10,790
ThredUp, Inc. - Class A(1)	1	3
Toll Brothers, Inc.	6	235
TopBuild Corp.(1)	3	440
Topgolf Callaway Brands Corp.(1)	356	6,847
Torrid Holdings, Inc.(1)	1	5
Tractor Supply Co.	113	20,932
Travel + Leisure Co.	6	204
TRI Pointe Homes, Inc.(1)	1	17
Udemy, Inc.(1)	10	118
Ulta Beauty, Inc.(1)	91	36,449
Universal Technical Institute, Inc.(1)	4	23
Vail Resorts, Inc.	4	808
Victoria’s Secret & Co.(1)	6	172
Visteon Corp.(1)	121	12,800
Vivid Seats, Inc. - Class A	1	6
Vivint Smart Home, Inc.(1)	4	23
Vizio Holding Corp. - Class A(1)	9	82
Vuzix Corp.(1)	7	42
Warby Parker, Inc. - Class A(1)	11	150
Wayfair, Inc. - Class A(1)	5	155
Wendy’s Co.	17	316
Williams-Sonoma, Inc.	5	632
Wingstop, Inc.	224	28,082
Winmark Corp.	13	2,810
Wolverine World Wide, Inc.	10	161
Workhorse Group, Inc.(1)	19	54
Wyndham Hotels & Resorts, Inc.	6	375

Wynn Resorts Ltd.(1)	1	81
Xometry, Inc. - Class A(1)	333	18,923
XPEL, Inc.(1)	3	192
Xponential Fitness, Inc. - Class A(1)	1	12
YETI Holdings, Inc.(1)	8	241
Yum! Brands, Inc.	3	348

Total Consumer Discretionary		541,742

Consumer Staples – 4.53%
22nd Century Group, Inc.(1)	24	22
Beauty Health Co.(1)	243	2,866
BellRing Brands, Inc.(1)	554	11,415
Benson Hill, Inc.(1)	11	30
Beyond Meat, Inc.(1)	8	118
BJ’s Wholesale Club Holdings, Inc.(1)	167	12,124
Boston Beer Co., Inc. - Class A(1)	34	10,965
BRC, Inc. - Class A(1)	3	26
Brown-Forman Corp. - Class A	3	172
Brown-Forman Corp. - Class B	11	717
Calavo Growers, Inc.	2	76
Cal-Maine Foods, Inc.	5	270
Celsius Holdings, Inc.(1)	317	28,740
Central Garden & Pet Co. - Class A(1)	1	18
Central Garden & Pet Co. - Class A(1)	2	75
Chefs’ Warehouse, Inc.(1)	3	96
Church & Dwight Co., Inc.	76	5,423
Clorox Co.	148	19,012
Coca-Cola Consolidated, Inc.	1	268
Darling Ingredients, Inc.(1)	1	72
Duckhorn Portfolio, Inc.(1)	298	4,299
elf Beauty, Inc.(1)	113	4,236
Energizer Holdings, Inc.	9	231
Freshpet, Inc.(1)	332	16,610
Grocery Outlet Holding Corp.(1)	176	5,846
Herbalife Nutrition Ltd.(1)	9	181
Hershey Co.	12	2,749
Hormel Foods Corp.	319	14,495
Hostess Brands, Inc. - Class A(1)	116	2,695
Inter Parfums, Inc.	136	10,286
J&J Snack Foods Corp.	2	274
J.M. Smucker Co.	125	17,176
John B Sanfilippo & Son, Inc.	1	58
Kellogg Co.	14	951
Lamb Weston Holdings, Inc.	242	18,734
Lancaster Colony Corp.	2	340
Local Bounti Corp.(1)	6	17
McCormick & Co., Inc.	294	20,953
Medifast, Inc.	1	160
MGP Ingredients, Inc.	92	9,772
Mission Produce, Inc.(1)	1	12
Molson Coors Beverage Co. - Class B	115	5,503
National Beverage Corp.	3	127
Natural Grocers by Vitamin Cottage, Inc.	1	11
Nu Skin Enterprises, Inc. - Class A	3	93
Olaplex Holdings, Inc.(1)	12	117
Performance Food Group Co.(1)	180	7,728
Pilgrim’s Pride Corp.(1)	2	56
PriceSmart, Inc.	2	123
Rite Aid Corp.(1)	3	17
Simply Good Foods Co.(1)	118	3,784
Sovos Brands, Inc.(1)	4	52

Sprouts Farmers Market, Inc.(1)	15	413
SunOpta, Inc.(1)	12	113
Tattooed Chef, Inc.(1)	6	30
Thorne HealthTech, Inc.(1)	2	9
Tootsie Roll Industries, Inc.	2	63
Turning Point Brands, Inc.	2	42
United Natural Foods, Inc.(1)	1	21
USANA Health Sciences, Inc.(1)	2	88
Utz Brands, Inc.	8	118
Vector Group Ltd.	3	25
Veru, Inc.(1)	9	102
Vintage Wine Estates, Inc.(1)	1	2
Vita Coco Co., Inc.(1)	4	42
Vital Farms, Inc.(1)	4	48
WD-40 Co.	2	333

Total Consumer Staples		241,640

Energy – 2.69%
Amplify Energy Corp.(1)	4	24
Antero Resources Corp.(1)	19	570
Arch Resources, Inc.	2	250
Archaea Energy, Inc. - Class A(1)	3	52
Battalion Oil Corp.(1)	1	6
Berry Corp.	2	15
Borr Drilling Ltd.(1)	12	41
Brigham Minerals, Inc. - Class A	7	178
Cactus, Inc. - Class A	139	5,347
Callon Petroleum Co.(1)	78	2,736
Cameco Corp.	803	21,299
ChampionX Corp.	539	10,551
Cheniere Energy, Inc.	14	2,342
Chord Energy Corp.	3	463
Civitas Resources, Inc.	65	3,754
CNX Resources Corp.(1)	1	23
Comstock Resources, Inc.(1)	13	219
CONSOL Energy, Inc.	4	288
Continental Resources, Inc.	3	172
Coterra Energy, Inc.	210	5,476
Crescent Energy Co. - Class A	4	58
CVR Energy, Inc.	4	117
Delek US Holdings, Inc.	10	268
Denbury, Inc.(1)	66	5,692
Devon Energy Corp.	32	1,905
Diamondback Energy, Inc.	117	14,125
DMC Global, Inc.(1)	1	12
Earthstone Energy, Inc. - Class A(1)	6	74
Empire Petroleum Corp.(1)	1	18
Energy Fuels, Inc.(1)	18	112
Enerplus Corp.	250	3,536
Enviva, Inc.	3	181
Equitrans Midstream Corp.	13	100
Golar LNG Ltd.(1)	1	18
Gulfport Energy Corp.(1)	2	136
Halliburton Co.	40	987
Helmerich & Payne, Inc.	134	4,938
Hess Corp.	22	2,368
HighPeak Energy, Inc.	1	20
Kinetik Holdings, Inc. - Class A(2)	0	7
Kosmos Energy Ltd.(1)	62	323
Laredo Petroleum, Inc.(1)	2	145
Liberty Energy, Inc. - Class A(1)	20	253

Magnolia Oil & Gas Corp. - Class A	342	6,771
Matador Resources Co.	163	7,976
Murphy Oil Corp.	9	314
Nabors Industries Ltd.(1)	1	110
New Fortress Energy, Inc. - Class A	143	6,249
NextDecade Corp.(1)	4	22
NexTier Oilfield Solutions, Inc.(1)	25	182
Noble Corp. Plc(1)	2	59
Northern Oil & Gas, Inc.	8	218
Oceaneering International, Inc.(1)	12	98
ONEOK, Inc.	5	252
Ovintiv, Inc.	18	821
Par Pacific Holdings, Inc.(1)	7	112
Patterson-UTI Energy, Inc.	20	238
PBF Energy, Inc. - Class A(1)	3	108
PDC Energy, Inc.	5	287
Permian Resources Corp. - Class A(1)	3	23
Pioneer Natural Resources Co.	15	3,235
ProFrac Holding Corp. - Class A(1)	345	5,246
Range Resources Corp.	73	1,844
Ranger Oil Corp. - Class A	173	5,430
Riley Exploration Permian, Inc.	1	17
Ring Energy, Inc.(1)	5	12
RPC, Inc.	10	70
SandRidge Energy, Inc.(1)	4	58
SilverBow Resources, Inc.(1)	2	42
Sitio Royalties Corp.	2	37
SM Energy Co.	17	627
Solaris Oilfield Infrastructure, Inc. - Class A	5	45
Southwestern Energy Co.(1)	1,597	9,776
Talos Energy, Inc.(1)	9	150
Targa Resources Corp.	22	1,340
Tellurian, Inc.(1)	70	166
TETRA Technologies, Inc.(1)	18	64
Texas Pacific Land Corp.	1	1,006
Uranium Energy Corp.(1)	44	153
Ur-Energy, Inc.(1)	24	26
US Silica Holdings, Inc.(1)	1	16
VAALCO Energy, Inc.	8	33
Valaris Ltd.(1)	8	411
Vertex Energy, Inc.(1)	7	41
W&T Offshore, Inc.(1)	10	61
Weatherford International Plc(1)	9	280

Total Energy		143,225

Financials – 10.32%
Alleghany Corp.(1)(2)	0	156
Ameriprise Financial, Inc.	7	1,717
AMERISAFE, Inc.	64	2,990
Apollo Global Management, Inc.	35	1,606
Arch Capital Group Ltd.(1)	11	521
Ares Management Corp. - Class A	15	930
Argo Group International Holdings Ltd.	112	2,152
Arthur J. Gallagher & Co.	141	24,206
Artisan Partners Asset Management, Inc. - Class A	5	144
Assurant, Inc.(2)	0	46
Atlanticus Holdings Corp.(1)(2)	0	9
Axos Financial, Inc.(1)	1	26
B. Riley Financial, Inc.	3	128
BancFirst Corp.	2	146
Bancorp, Inc.(1)	4	88

Bank of NT Butterfield & Son Ltd.(2)	0	15
BayCom Corp.(2)	0	5
Blucora, Inc.(1)	7	127
Blue Owl Capital, Inc. - Class A	41	379
Bridgewater Bancshares, Inc.(1)	1	12
Brightsphere Investment Group, Inc.	4	61
Brown & Brown, Inc.	2	106
BRP Group, Inc. - Class A(1)	8	219
Cadence Bank	1	36
Camden National Corp.	69	2,951
Coastal Financial Corp.(1)	1	54
Cohen & Steers, Inc.	134	8,377
Columbia Banking System, Inc.	311	8,982
Columbia Financial, Inc.(1)	2	36
Credit Acceptance Corp.(1)(2)	0	29
Cullen/Frost Bankers, Inc.	79	10,445
Curo Group Holdings Corp.	2	9
Customers Bancorp, Inc.(1)	132	3,887
Diamond Hill Investment Group, Inc.(2)	0	65
Donnelley Financial Solutions, Inc.(1)(2)	0	10
Eastern Bankshares, Inc.	5	91
eHealth, Inc.(1)	1	4
Erie Indemnity Co. - Class A	2	405
Esquire Financial Holdings, Inc.	1	29
Everest Re Group Ltd.	154	40,466
FactSet Research Systems, Inc.	35	13,900
Farmers & Merchants Bancorp, Inc.(2)	0	12
Federated Hermes, Inc. - Class B	12	388
First Bancorp	1	17
First Citizens BancShares, Inc. - Class A(2)	0	239
First Financial Bankshares, Inc.	18	755
First Interstate BancSystem, Inc. - Class A	185	7,479
First Merchants Corp.	219	8,478
First Republic Bank	139	18,178
FirstCash Holdings, Inc.	126	9,276
Five Star Bancorp	1	17
Focus Financial Partners, Inc. - Class A(1)	193	6,086
FVCBankcorp, Inc.(1)(2)	0	5
GAMCO Investors, Inc. - Class A	1	10
GCM Grosvenor, Inc. - Class A	5	39
Glacier Bancorp, Inc.	2	104
Goosehead Insurance, Inc. - Class A(1)	2	80
Green Dot Corp. - Class A(1)(2)	0	9
Greene County Bancorp, Inc.(2)	0	25
Hamilton Lane, Inc. - Class A	5	293
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	24
HCI Group, Inc.	1	33
Hingham Institution for Savings(2)	0	4
HomeTrust Bancshares, Inc.	1	11
Houlihan Lokey, Inc. - Class A	122	9,234
Investors Title Co.(2)	0	5
Kinsale Capital Group, Inc.	117	29,972
Lakeland Financial Corp.	3	219
LendingClub Corp.(1)	1	7
LendingTree, Inc.(1)	1	36
Lincoln National Corp.	4	155
Live Oak Bancshares, Inc.	4	107
LPL Financial Holdings, Inc.	149	32,575
Manning & Napier, Inc. - Class A	1	10
Markel Corp.(1)(2)	0	324

MarketAxess Holdings, Inc.	31	6,868
MarketWise, Inc.(1)	1	3
Metrocity Bankshares, Inc.	1	11
Metropolitan Bank Holding Corp.(1)(2)	0	7
Moelis & Co. - Class A	5	153
Moneylion, Inc.(1)	2	2
Morningstar, Inc.	2	473
MSCI, Inc. - Class A	65	27,335
Nasdaq, Inc.	570	32,313
NerdWallet, Inc. - Class A(1)	3	29
Nicolet Bankshares, Inc.(1)(2)	0	17
NMI Holdings, Inc. - Class A(1)	1	18
Northern Trust Corp.	192	16,428
Open Lending Corp. - Class A(1)	14	115
Palomar Holdings, Inc. - Class A(1)	99	8,324
Pathward Financial, Inc.	1	34
PennyMac Mortgage Investment Trust	3	31
Perella Weinberg Partners - Class A	5	32
Piper Sandler Companies	41	4,256
PJT Partners, Inc. - Class A	3	219
PRA Group, Inc.(1)	392	12,896
Professional Holding Corp. - Class A(1)(2)	0	1
PROG Holdings, Inc.(1)	1	16
Prosperity Bancshares, Inc.	220	14,670
Pzena Investment Management, Inc. - Class A	2	24
Raymond James Financial, Inc.	1	148
RenaissanceRe Holdings Ltd.	2	328
RLI Corp.	5	555
Rocket Companies, Inc. - Class A	6	40
Ryan Specialty Holdings, Inc. - Class A(1)	918	37,298
Sculptor Capital Management, Inc. - Class A	2	14
Selective Insurance Group, Inc.	63	5,134
ServisFirst Bancshares, Inc.	7	552
Signature Bank(2)	0	46
Silvercrest Asset Management Group, Inc. - Class A	1	20
Silvergate Capital Corp. - Class A(1)	70	5,279
SiriusPoint Ltd.(1)	2	10
StepStone Group, Inc. - Class A	7	177
Stock Yards Bancorp, Inc.	3	226
StoneX Group, Inc.(1)(2)	0	18
SVB Financial Group(1)	147	49,258
Third Coast Bancshares, Inc.(1)(2)	0	4
Tradeweb Markets, Inc. - Class A	833	46,983
Triumph Bancorp, Inc.(1)	1	63
Trupanion, Inc.(1)	5	322
UMB Financial Corp.	59	4,972
Universal Insurance Holdings, Inc.	1	6
Upstart Holdings, Inc.(1)	1	28
UWM Holdings Corp.	8	23
Value Line, Inc.(2)	0	6
Veritex Holdings, Inc.	1	24
Victory Capital Holdings, Inc. - Class A	1	15
Virtus Investment Partners, Inc.(2)	0	15
Walker & Dunlop, Inc.	44	3,723
West Bancorp, Inc.	1	14
Westamerica Bancorporation	1	44
Western Alliance Bancorp	6	421
Wintrust Financial Corp.	96	7,834
WisdomTree Investments, Inc.	18	83
World Acceptance Corp.(1)(2)	0	36

WR Berkley Corp.	87	5,613
WSFS Financial Corp.	152	7,050

Total Financials		550,428

Healthcare – 21.89%
10X Genomics, Inc. - Class A(1)	8	229
23andMe Holding Co. - Class A(1)	15	43
Aadi Bioscience, Inc.(1)	2	26
Abcam Plc - ADR(1)	377	5,651
AbCellera Biologics, Inc.(1)	12	118
ABIOMED, Inc.(1)	4	1,081
Acadia Healthcare Co., Inc.(1)	266	20,777
ACADIA Pharmaceuticals, Inc.(1)	16	268
Aclaris Therapeutics, Inc.(1)	9	137
Adaptive Biotechnologies Corp.(1)	1	5
Addus HomeCare Corp.(1)	1	78
ADMA Biologics, Inc.(1)	11	26
Aduro Bioteech, Inc.(1)(4)	5	13
Aerie Pharmaceuticals, Inc.(1)	6	86
Affimed NV(1)	19	39
Agenus, Inc.(1)	39	80
Agilent Technologies, Inc.	191	23,169
Agiliti, Inc.(1)	4	55
agilon health, Inc.(1)	18	410
Agios Pharmaceuticals, Inc.(1)	128	3,614
AirSculpt Technologies, Inc.	2	11
Akero Therapeutics, Inc.(1)(2)	0	10
Akoya Biosciences, Inc.(1)	2	24
Albireo Pharma, Inc.(1)	2	44
Alector, Inc.(1)	9	81
Align Technology, Inc.(1)	73	15,078
Alignment Healthcare, Inc.(1)	11	135
Alkermes Plc(1)	22	502
Allscripts Healthcare Solutions, Inc.(1)	288	4,388
Alnylam Pharmaceuticals, Inc.(1)	78	15,520
Alphatec Holdings, Inc.(1)	9	77
Alpine Immune Sciences, Inc.(1)	1	7
AmerisourceBergen Corp. - Class A	15	1,967
Amicus Therapeutics, Inc.(1)	38	397
AMN Healthcare Services, Inc.(1)	97	10,248
Amneal Pharmaceuticals, Inc.(1)	14	29
Amphastar Pharmaceuticals, Inc.(1)	5	152
Amylyx Pharmaceuticals, Inc.(1)	1	26
Anavex Life Sciences Corp.(1)	9	96
Apellis Pharmaceuticals, Inc.(1)	279	19,073
Apollo Medical Holdings, Inc.(1)	5	211
Arbutus Biopharma Corp.(1)	8	14
Arcturus Therapeutics Holdings, Inc.(1)	3	45
Arcutis Biotherapeutics, Inc.(1)	6	105
Argenx SE - ADR(1)	140	49,580
Arrowhead Pharmaceuticals, Inc.(1)	14	472
Artivion, Inc.(1)	5	68
Arvinas, Inc.(1)	7	301
Ascendis Pharma - ADR(1)	405	41,838
Atara Biotherapeutics, Inc.(1)	1	5
AtriCure, Inc.(1)	4	157
Atrion Corp.(2)	0	109
Aura Biosciences, Inc.(1)	3	47
Aurinia Pharmaceuticals, Inc.(1)	18	139
Avantor, Inc.(1)	56	1,095
Avid Bioservices, Inc.(1)	8	162

Axogen, Inc.(1)	5	64
Axonics, Inc.(1)	323	22,717
Axsome Therapeutics, Inc.(1)	4	184
Azenta, Inc.	90	3,871
Babylon Holdings Ltd. - Class A(1)	14	7
Beam Therapeutics, Inc.(1)	9	418
BioCryst Pharmaceuticals, Inc.(1)	424	5,340
Biohaven Pharmaceutical Holding Co. Ltd.(1)	5	815
BioLife Solutions, Inc.(1)(2)	0	7
BioNTech SE - ADR	98	13,185
Bio-Rad Laboratories, Inc. - Class A(1)	28	11,680
Bio-Techne Corp.	78	22,148
Blueprint Medicines Corp.(1)	8	544
Bridgebio Pharma, Inc.(1)	9	89
Bruker Corp.	11	564
Cano Health, Inc.(1)	22	191
Cardiovascular Systems, Inc.(1)	3	41
CareDx, Inc.(1)	7	117
Cassava Sciences, Inc.(1)	5	221
Catalent, Inc.(1)	750	54,238
Catalyst Pharmaceuticals, Inc.(1)	13	167
Celldex Therapeutics, Inc.(1)	1	35
Celularity, Inc.(1)	9	21
Cerevel Therapeutics Holdings, Inc.(1)	7	209
Certara, Inc.(1)	7	95
Cerus Corp.(1)	23	84
Change Healthcare, Inc.(1)	2	52
Charles River Laboratories International, Inc.(1)	5	915
Chemed Corp.	1	224
ChemoCentryx, Inc.(1)	6	333
Chimerix, Inc.(1)	7	14
Chinook Therapeutics, Inc.(1)	171	3,354
Clover Health Investments Corp. - Class A(1)	55	94
Codexis, Inc.(1)	9	52
Coherus Biosciences, Inc.(1)	10	97
Collegium Pharmaceutical, Inc.(1)	5	79
CONMED Corp.	78	6,232
Cooper Companies, Inc.	92	24,261
Corcept Therapeutics, Inc.(1)	12	300
CorVel Corp.(1)	1	172
Crinetics Pharmaceuticals, Inc.(1)	290	5,700
Cross Country Healthcare, Inc.(1)	1	17
CryoPort, Inc.(1)	124	3,009
CTI BioPharma Corp.(1)	2	13
Cutera, Inc.(1)	2	104
Cytek Biosciences, Inc.(1)	16	235
Cytokinetics, Inc.(1)	102	4,930
DaVita, Inc.(1)	6	469
Deciphera Pharmaceuticals, Inc.(1)	2	31
Definitive Healthcare Corp. - Class A(1)	2	23
Denali Therapeutics, Inc.(1)	14	419
Dentsply Sirona, Inc.	489	13,863
DexCom, Inc.(1)	515	41,454
DocGo, Inc.(1)	11	111
Doximity, Inc. - Class A(1)	5	154
Dynavax Technologies Corp. - Class A(1)	16	172
Eagle Pharmaceuticals, Inc.(1)	1	38
Edwards Lifesciences Corp.(1)	367	30,325
Eiger BioPharmaceuticals, Inc.(1)	5	36
Embecta Corp.	7	202

Enanta Pharmaceuticals, Inc.(1)(2)	0	16
Ensign Group, Inc.	7	588
Envista Holdings Corp.(1)	359	11,777
Equillium, Inc.(1)	382	847
Esperion Therapeutics, Inc.(1)	9	61
Evolent Health, Inc. - Class A(1)	183	6,567
Evolus, Inc.(1)	5	38
Evotec SE - ADR(1)	587	5,158
Exact Sciences Corp.(1)	117	3,785
Exelixis, Inc.(1)	463	7,267
EyePoint Pharmaceuticals, Inc.(1)	2	12
Fate Therapeutics, Inc.(1)	168	3,765
FibroGen, Inc.(1)	11	138
Figs, Inc. - Class A(1)	15	126
Foghorn Therapeutics, Inc.(1)	3	25
Galapagos NV - ADR(1)	108	4,600
Genmab - ADR(1)	130	4,162
Geron Corp.(1)	33	77
Glaukos Corp.(1)	6	335
Global Blood Therapeutics, Inc.(1)	9	605
Globus Medical, Inc. - Class A(1)	153	9,090
Gossamer Bio, Inc.(1)	9	106
GreenLight Biosciences Holdings PBC(1)	10	22
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	10	518
Haemonetics Corp.(1)	7	517
Halozyme Therapeutics, Inc.(1)	649	25,669
Hanger, Inc.(1)	5	99
Harmony Biosciences Holdings, Inc.(1)	4	159
HealthEquity, Inc.(1)	286	19,188
HealthStream, Inc.(1)(2)	0	6
Heron Therapeutics, Inc.(1)	15	63
Heska Corp.(1)	51	3,751
HilleVax, Inc.(1)(2)	0	5
Hims & Hers Health, Inc.(1)	14	79
Hologic, Inc.(1)	107	6,888
Horizon Therapeutics Plc(1)	21	1,274
Humacyte, Inc.(1)	2	7
ICON Plc(1)	56	10,289
ICU Medical, Inc.(1)(2)	0	53
IDEXX Laboratories, Inc.(1)	50	16,407
IGM Biosciences, Inc.(1)	1	23
Illumina, Inc.(1)	15	2,793
Imago Biosciences, Inc.(1)	2	32
ImmunityBio, Inc.(1)	8	40
ImmunoGen, Inc.(1)	15	71
Inari Medical, Inc.(1)	60	4,359
Incyte Corp.(1)	16	1,036
Inhibrx, Inc.(1)	4	72
Innovage Holding Corp.(1)(2)	0	2
Innoviva, Inc.(1)	9	100
Inogen, Inc.(1)(2)	0	5
Insmed, Inc.(1)	17	357
Inspire Medical Systems, Inc.(1)	115	20,350
Insulet Corp.(1)	42	9,558
Integra LifeSciences Holdings Corp.(1)	443	18,745
Intellia Therapeutics, Inc.(1)	7	382
Intercept Pharmaceuticals, Inc.(1)	3	45
Intra-Cellular Therapies, Inc.(1)	13	587
Ionis Pharmaceuticals, Inc.(1)	13	566

IQVIA Holdings, Inc.(1)	18	3,315
iRadimed Corp.	1	29
iRhythm Technologies, Inc.(1)	37	4,619
Ironwood Pharmaceuticals, Inc. - Class A(1)	19	195
IVERIC bio, Inc.(1)	16	294
Joint Corp.(1)	2	30
Karuna Therapeutics, Inc.(1)	28	6,393
Karyopharm Therapeutics, Inc.(1)	10	57
Keros Therapeutics, Inc.(1)	2	91
Kezar Life Sciences, Inc.(1)	362	3,116
Kiniksa Pharmaceuticals Ltd. - Class A(1)	4	50
Krystal Biotech, Inc.(1)	50	3,501
Kura Oncology, Inc.(1)	213	2,904
Lantheus Holdings, Inc.(1)	81	5,714
LeMaitre Vascular, Inc.	3	137
Lexicon Pharmaceuticals, Inc.(1)	5	12
LHC Group, Inc.(1)	4	671
LifeStance Health Group, Inc.(1)	1	4
Ligand Pharmaceuticals, Inc.(1)	50	4,277
Liquidia Corp.(1)	4	24
LivaNova Plc(1)	72	3,639
Madrigal Pharmaceuticals, Inc.(1)	2	112
MannKind Corp.(1)	3	10
Maravai LifeSciences Holdings, Inc. - Class A(1)	11	274
Masimo Corp.(1)	103	14,498
Medpace Holdings, Inc.(1)	65	10,211
MeiraGTx Holdings Plc(1)(2)	0	2
Meridian Bioscience, Inc.(1)	6	188
Merit Medical Systems, Inc.(1)	7	373
Mesa Laboratories, Inc.	64	9,027
Mettler-Toledo International, Inc.(1)	2	2,392
Mirum Pharmaceuticals, Inc.(1)	115	2,412
ModivCare, Inc.(1)	1	62
Molina Healthcare, Inc.(1)	4	1,439
Morphic Holding, Inc.(1)	3	86
NanoString Technologies, Inc.(1)	6	74
Nano-X Imaging Ltd.(1)(2)	0	5
Natera, Inc.(1)	8	343
National Research Corp.	2	80
Neogen Corp.(1)	207	2,898
Neurocrine Biosciences, Inc.(1)	168	17,800
Nevro Corp.(1)	5	222
NextGen Healthcare, Inc.(1)	4	67
NGM Biopharmaceuticals, Inc.(1)	3	41
Novavax, Inc.(1)	8	137
Novocure Ltd.(1)	10	773
Nutex Health, Inc.(1)	6	9
NuVasive, Inc.(1)	100	4,376
Ocugen, Inc.(1)	29	52
Ocular Therapeutix, Inc.(1)	11	44
Omnicell, Inc.(1)	131	11,408
Oncology Institute, Inc.(1)	5	22
Opthea Ltd. - ADR(1)	161	997
OptimizeRx Corp.(1)	2	36
Option Care Health, Inc.(1)	210	6,594
Organogenesis Holdings, Inc. - Class A(1)	9	30
OrthoPediatrics Corp.(1)	2	92
Outlook Therapeutics, Inc.(1)	17	21
Outset Medical, Inc.(1)	7	104
Owens & Minor, Inc.	1	31

Owlet, Inc.(1)	3	3
P3 Health Partners, Inc.(1)	2	10
Pacira BioSciences, Inc.(1)	131	6,946
Paragon 28, Inc.(1)	6	112
Patterson Companies, Inc.	9	226
Pear Therapeutics, Inc.(1)	4	8
Pennant Group, Inc.(1)	3	35
Penumbra, Inc.(1)	45	8,626
PetIQ, Inc. - Class A(1)	3	20
Phathom Pharmaceuticals, Inc.(1)	3	33
Phibro Animal Health Corp. - Class A	3	36
Phreesia, Inc.(1)	3	83
Point Biopharma Global, Inc. - Class A(1)	10	75
Praxis Precision Medicines, Inc.(1)(2)	0	1
Precigen, Inc.(1)	11	23
Prestige Consumer Healthcare, Inc.(1)	187	9,322
Privia Health Group, Inc.(1)	46	1,564
PROCEPT BioRobotics Corp.(1)	3	144
Progyny, Inc.(1)	10	382
Prometheus Biosciences, Inc.(1)	4	249
Prothena Corp. Plc(1)	5	303
Provention Bio, Inc.(1)	7	32
PTC Therapeutics, Inc.(1)	7	367
Pulmonx Corp.(1)	5	85
Quanterix Corp.(1)	1	6
R1 RCM, Inc.(1)	21	385
RadNet, Inc.(1)	7	140
Rallybio Corp.(1)	2	26
RAPT Therapeutics, Inc.(1)	3	60
Reata Pharmaceuticals, Inc. - Class A(1)	3	80
Recursion Pharmaceuticals, Inc. - Class A(1)	2	17
Relay Therapeutics, Inc.(1)	410	9,170
Relmada Therapeutics, Inc.(1)	3	105
Repligen Corp.(1)	290	54,192
ResMed, Inc.	52	11,458
Revance Therapeutics, Inc.(1)	10	268
REVOLUTION Medicines, Inc.(1)	1	29
Rigel Pharmaceuticals, Inc.(1)	22	26
RxSight, Inc.(1)	3	31
Sangamo Therapeutics, Inc.(1)	1	7
Sarepta Therapeutics, Inc.(1)	8	918
Schrodinger, Inc.(1)	82	2,060
Science 37 Holdings, Inc.(1)	7	12
Seagen, Inc.(1)	13	1,836
Select Medical Holdings Corp.	12	270
Senseonics Holdings, Inc.(1)	63	84
Seres Therapeutics, Inc.(1)	9	60
Shockwave Medical, Inc.(1)	99	27,569
SI-BONE, Inc.(1)	5	81
SIGA Technologies, Inc.	7	67
Sight Sciences, Inc.(1)(2)	0	2
Signify Health, Inc. - Class A(1)	1	17
Silk Road Medical, Inc.(1)	5	212
Simulations Plus, Inc.	2	104
SomaLogic, Inc.(1)	2	7
Sorrento Therapeutics, Inc.(1)	8	12
Sotera Health Co.(1)	9	64
SpringWorks Therapeutics, Inc.(1)	153	4,367
STAAR Surgical Co.(1)	7	466
STERIS Plc	128	21,284

Supernus Pharmaceuticals, Inc.(1)	181	6,115
Surgery Partners, Inc.(1)	166	3,878
Surmodics, Inc.(1)	2	60
Syndax Pharmaceuticals, Inc.(1)	2	42
Syneos Health, Inc. - Class A(1)	2	87
Tactile Systems Technology, Inc.(1)	1	7
Tandem Diabetes Care, Inc.(1)	323	15,446
Teladoc Health, Inc.(1)	1	37
TG Therapeutics, Inc.(1)	18	107
Theravance Biopharma, Inc.(1)	8	81
TransMedics Group, Inc.(1)	4	177
Travere Therapeutics, Inc. - Class Preferre(1)	8	191
Treace Medical Concepts, Inc.(1)	5	101
Tricida, Inc.(1)	1	9
Twist Bioscience Corp.(1)	55	1,936
UFP Technologies, Inc.(1)	1	82
Ultragenyx Pharmaceutical, Inc.(1)	5	210
United Therapeutics Corp.(1)	28	5,852
US Physical Therapy, Inc.	2	138
Utah Medical Products, Inc.(2)	0	38
Vaxart, Inc.(1)	3	7
Vaxcyte, Inc.(1)	8	181
Veeva Systems, Inc. - Class A(1)	426	70,295
Ventyx Biosciences, Inc.(1)	3	108
Vera Therapeutics, Inc. - Class A(1)	2	39
Vericel Corp.(1)	136	3,161
Verve Therapeutics, Inc.(1)	1	31
Vicarious Surgical, Inc.(1)	7	23
ViewRay, Inc.(1)	19	69
Viridian Therapeutics, Inc.(1)	3	56
VistaGen Therapeutics, Inc.(1)	18	3
Waters Corp.(1)	99	26,657
West Pharmaceutical Services, Inc.	106	26,121
Xenon Pharmaceuticals, Inc.(1)	528	19,073
Xeris Biopharma Holdings, Inc.(1)	17	27
Y-mAbs Therapeutics, Inc.(1)	5	73
Zentalis Pharmaceuticals, Inc.(1)	6	130
Zynex, Inc.	3	30

Total Healthcare		1,167,185

Industrials – 17.04%
AAON, Inc.	246	13,244
AAR Corp.(1)	131	4,696
ACV Auctions, Inc. - Class A(1)	8	56
Advanced Drainage Systems, Inc.	258	32,128
AECOM	1	53
Aerojet Rocketdyne Holdings, Inc.(1)	8	332
Aerovironment, Inc.(1)	55	4,619
AGCO Corp.	1	75
Air Transport Services Group, Inc.(1)	3	74
Alamo Group, Inc.	1	145
Albany International Corp. - Class A	109	8,620
Allegiant Travel Co. - Class A(1)	1	65
Allegion Plc	7	608
Allied Motion Technologies, Inc.	2	47
Allison Transmission Holdings, Inc.	8	256
Alta Equipment Group, Inc.(2)	0	5
Altra Industrial Motion Corp.	230	7,724
Ameresco, Inc. - Class A(1)	210	13,977
American Woodmark Corp.(1)(2)	0	6
AMETEK, Inc.	340	38,559

AO Smith Corp.	3	149
Apogee Enterprises, Inc.	3	115
Applied Industrial Technologies, Inc.	71	7,338
ArcBest Corp.	1	79
Aris Water Solution, Inc. - Class A	3	38
Armstrong World Industries, Inc.	3	205
Array Technologies, Inc.(1)	21	345
ASGN, Inc.(1)	7	608
Atkore, Inc.(1)	6	441
Atlas Technical Consultants, Inc.(1)	2	11
Axon Enterprise, Inc.(1)	137	15,887
AZEK Co., Inc. - Class A(1)	129	2,149
Babcock & Wilcox Enterprises, Inc.(1)	8	52
Barrett Business Services, Inc.	1	67
Beacon Roofing Supply, Inc.(1)	117	6,389
Berkshire Grey, Inc.(1)	6	10
Blink Charging Co.(1)	5	85
Bloom Energy Corp. - Class A(1)	227	4,541
Blue Bird Corp.(1)	2	19
Boise Cascade Co.	1	66
Booz Allen Hamilton Holding Corp. - Class A	13	1,194
Brady Corp. - Class A	5	211
Brink’s Co.	6	311
Brookfield Business Corp. - Class A	3	75
BWX Technologies, Inc.	3	173
CACI International, Inc. - Class A(1)	23	5,979
Cadre Holdings, Inc.	3	62
Carlisle Companies, Inc.	90	25,256
Casella Waste Systems, Inc. - Class A(1)	7	522
CBIZ, Inc.(1)	7	289
CH Robinson Worldwide, Inc.	3	317
ChargePoint Holdings, Inc.(1)	25	363
Chart Industries, Inc.(1)	212	39,172
Cimpress Plc(1)	2	60
Cintas Corp.	8	3,091
CIRCOR International, Inc.(1)	1	13
Clean Harbors, Inc.(1)	98	10,759
CNH Industrial NV	1,034	11,553
Comfort Systems USA, Inc.	5	473
Construction Partners, Inc. - Class A(1)	5	142
Copart, Inc.(1)	21	2,233
Core & Main, Inc. - Class A(1)	620	14,090
CoStar Group, Inc.(1)	501	34,887
CRA International, Inc.	1	87
CSW Industrials, Inc.	2	243
Curtiss-Wright Corp.	97	13,544
Custom Truck One Source, Inc.(1)	2	14
Daseke, Inc.(1)	5	28
Delta Air Lines, Inc.(1)	63	1,768
Distribution Solutions Group, Inc.(1)	1	16
Donaldson Co., Inc.	2	105
Douglas Dynamics, Inc.	3	88
Driven Brands Holdings, Inc.(1)	168	4,697
Dycom Industries, Inc.(1)	4	379
EMCOR Group, Inc.	7	770
Energy Recovery, Inc.(1)	8	169
Energy Vault Holdings, Inc.(1)	9	45
Enerpac Tool Group Corp. - Class A(1)	8	143
EnerSys	1	39
Enovix Corp.(1)	15	275

Equifax, Inc.	6	1,027
ESCO Technologies, Inc.(2)	0	27
ESS Tech, Inc.(1)	9	38
Evoqua Water Technologies Corp.(1)	362	11,969
Expeditors International of Washington, Inc.	5	441
Exponent, Inc.	71	6,226
Fastenal Co.	57	2,612
Federal Signal Corp.	8	309
First Advantage Corp.(1)	1	8
Fluence Energy, Inc. - Class A(1)	5	74
Fluor Corp.(1)	18	444
Forrester Research, Inc.(1)	2	59
Fortive Corp.	965	56,274
Fortune Brands Home & Security, Inc.	4	237
Forward Air Corp.	4	333
Franklin Covey Co.(1)	2	74
Franklin Electric Co., Inc.	6	513
Frontier Group Holdings, Inc.(1)	5	48
FTC Solar, Inc.(1)	6	18
FTI Consulting, Inc.(1)	81	13,375
FuelCell Energy, Inc.(1)	38	130
GATX Corp.(2)	0	24
Generac Holdings, Inc.(1)	197	35,010
Global Industrial Co.	1	34
GMS, Inc.(1)	6	243
Gorman-Rupp Co.	1	13
Graco, Inc.	340	20,400
GrafTech International Ltd.	27	114
Great Lakes Dredge & Dock Corp.(1)	2	19
Griffon Corp.	3	95
GXO Logistics, Inc.(1)	1	39
H&E Equipment Services, Inc.	4	123
Healthcare Services Group, Inc.	5	65
HEICO Corp.	4	597
HEICO Corp. - Class A	69	7,892
Heliogen, Inc.(1)	12	23
Helios Technologies, Inc.	5	234
Herc Holdings, Inc.	4	368
Hillenbrand, Inc.	5	177
HireRight Holdings Corp.(1)	3	43
HNI Corp.	6	151
Howmet Aerospace, Inc.	4	109
Hudson Technologies, Inc.(1)	6	45
Huntington Ingalls Industries, Inc.	1	193
Huron Consulting Group, Inc.(1)	2	117
Hyzon Motors, Inc.(1)	13	21
IAA, Inc.(1)	11	345
ICF International, Inc.	2	195
IDEX Corp.	158	31,640
IES Holdings, Inc.(1)	1	23
Infrastructure & Energy Alternatives, Inc.(1)	4	58
Ingersoll Rand, Inc.	710	30,732
Insperity, Inc.	5	507
Insteel Industries, Inc.	3	68
Interface, Inc. - Class A	7	60
Janus International Group, Inc.(1)	11	100
JB Hunt Transport Services, Inc.	29	4,525
JELD-WEN Holding, Inc.(1)	4	36
Joby Aviation, Inc.(1)	32	138
John Bean Technologies Corp.	4	377

Kadant, Inc.	2	272
Karat Packaging, Inc.(1)	1	13
KBR, Inc.	263	11,368
Kforce, Inc.	3	163
Korn Ferry	8	354
Kornit Digital Ltd.(1)	116	3,074
Kratos Defense & Security Solutions, Inc.(1)	318	3,232
Landstar System, Inc.	33	4,774
Legalzoom.com, Inc.(1)	13	112
Li-Cycle Holdings Corp.(1)	7	38
Lightning eMotors, Inc.(1)	5	8
Lincoln Electric Holdings, Inc.	5	691
Lindsay Corp.	2	223
Luxfer Holdings Plc	1	21
Lyft, Inc. - Class A(1)	24	320
Markforged Holding Corp.(1)	2	4
Marten Transport Ltd.	6	113
Masco Corp.	1	54
Masonite International Corp.(1)	3	216
McGrath RentCorp	3	287
Mercury Systems, Inc.(1)	47	1,928
Microvast Holdings, Inc.(1)	13	24
Middleby Corp.(1)(2)	0	47
Miller Industries, Inc.(2)	0	1
Momentus, Inc.(1)	2	3
Montrose Environmental Group, Inc.(1)	4	125
Moog, Inc. - Class A	1	44
MRC Global, Inc.(1)	11	81
MSA Safety, Inc.	1	156
MSC Industrial Direct Co., Inc. - Class A	97	7,090
Mueller Industries, Inc.	3	163
Mueller Water Products, Inc. - Class A	21	219
MYR Group, Inc.(1)	2	191
Nikola Corp.(1)	41	143
Nordson Corp.	125	26,603
Northwest Pipe Co.(1)(2)	0	8
NV5 Global, Inc.(1)	2	228
Old Dominion Freight Line, Inc.	10	2,460
Omega Flex, Inc.(2)	0	41
Otis Worldwide Corp.	5	319
PAM Transportation Services, Inc.(1)	1	29
Parker-Hannifin Corp.	3	694
PGT Innovations, Inc.(1)	8	172
Pitney Bowes, Inc.	8	20
Planet Labs PBC(1)	19	102
Plug Power, Inc.(1)	458	9,627
Primoris Services Corp.	199	3,240
Proterra, Inc.(1)	14	70
Proto Labs, Inc.(1)	1	24
Quanta Services, Inc.	207	26,408
Radiant Logistics, Inc.(1)	1	8
RBC Bearings, Inc.(1)	79	16,389
Red Violet, Inc.(1)	1	21
Republic Services, Inc. - Class A	1	181
Ritchie Bros Auctioneers, Inc.	213	13,311
Robert Half International, Inc.	9	718
Rocket Lab USA, Inc.(1)	29	118
Rockwell Automation, Inc.	155	33,398
Rollins, Inc.	21	734
Saia, Inc.(1)	4	694

Sarcos Technology & Robotics Corp.(1)	15	33
Shoals Technologies Group, Inc. - Class A(1)	163	3,504
Shyft Group, Inc.	5	96
Simpson Manufacturing Co., Inc.	95	7,423
SiteOne Landscape Supply, Inc.(1)	54	5,658
SP Plus Corp.(1)	3	108
Spirit AeroSystems Holdings, Inc. - Class A	10	212
Stem, Inc.(1)	19	248
Stericycle, Inc.(1)	100	4,202
Sterling Check Corp.(1)	3	51
Sterling Infrastructure, Inc.(1)	4	80
Sun Country Airlines Holdings, Inc.(1)	5	62
SunPower Corp. - Class A(1)	11	257
Tennant Co.	1	65
Terex Corp.	5	141
Tetra Tech, Inc.	71	9,131
Textainer Group Holdings Ltd.	1	25
Titan International, Inc.(1)	7	84
Toro Co.	339	29,340
TPI Composites, Inc.(1)	5	58
Trane Technologies Plc	13	1,936
Transcat, Inc.(1)	1	77
TransDigm Group, Inc.	2	1,032
TransUnion	14	827
Trex Co., Inc.(1)	253	11,116
TriNet Group, Inc.(1)	5	368
Trinity Industries, Inc.	2	36
Uber Technologies, Inc.(1)	589	15,616
UFP Industries, Inc.	7	517
UniFirst Corp.	34	5,798
United Rentals, Inc.(1)	3	859
Universal Logistics Holdings, Inc.	1	24
Upwork, Inc.(1)	16	223
Valmont Industries, Inc.	21	5,654
Velo3D, Inc.(1)	7	29
Verisk Analytics, Inc. - Class A	200	34,038
Veritiv Corp.(1)	2	184
Vertiv Holdings Co. - Class A	5	45
Vicor Corp.(1)	3	178
Virgin Galactic Holdings, Inc.(1)	15	70
Wabash National Corp.	6	88
Watsco, Inc.	2	441
Watts Water Technologies, Inc. - Class A	4	475
Werner Enterprises, Inc.	1	42
WESCO International, Inc.(1)	2	276
Willdan Group, Inc.(1)(2)	0	3
WillScot Mobile Mini Holdings Corp. - Class A(1)	607	24,461
WW Grainger, Inc.	4	2,195
Xos, Inc.(1)	7	8
XPO Logistics, Inc.(1)	1	34
Xylem, Inc.	2	213
Zurn Elkay Water Solutions Corp.	132	3,231

Total Industrials		908,748

Information Technology – 23.36%
8x8, Inc.(1)	16	56
908 Devices, Inc.(1)	1	10
A10 Networks, Inc.	7	95
ACI Worldwide, Inc.(1)	258	5,401
ACM Research, Inc. - Class A(1)	1	10
ADTRAN Holdings, Inc.	9	170

Advanced Energy Industries, Inc.	171	13,215
Aeva Technologies, Inc.(1)	1	3
AEye, Inc.(1)	3	3
Agilysys, Inc.(1)	3	156
Akamai Technologies, Inc.(1)	289	23,212
Akoustis Technologies, Inc.(1)	6	19
Alarm.com Holdings, Inc.(1)	7	432
Alkami Technology, Inc.(1)	5	76
Allegro MicroSystems, Inc.(1)	6	141
Alpha & Omega Semiconductor Ltd.(1)	2	72
Altair Engineering, Inc. - Class A(1)	116	5,146
Alteryx, Inc. - Class A(1)	6	326
Ambarella, Inc.(1)	59	3,301
American Software, Inc. - Class A	204	3,122
Amkor Technology, Inc.	3	49
Amphenol Corp. - Class A	44	2,914
Amplitude, Inc. - Class A(1)	8	117
ANSYS, Inc.(1)	20	4,423
Appfolio, Inc. - Class A(1)	3	280
Appian Corp. - Class A(1)	6	227
AppLovin Corp. - Class A(1)	22	425
Arista Networks, Inc.(1)	260	29,350
Arlo Technologies, Inc.(1)	12	54
Arrow Electronics, Inc.(1)(2)	0	29
Arteris, Inc.(1)	2	14
Asana, Inc. - Class A(1)	470	10,449
Aspen Technology, Inc.(1)	19	4,628
Atlassian Corp. Plc - Class A(1)	221	46,603
Atomera, Inc.(1)	3	26
Avalara, Inc.(1)	9	785
AvePoint, Inc.(1)	18	72
Avid Technology, Inc.(1)	3	73
AvidXchange Holdings, Inc.(1)	18	150
Axcelis Technologies, Inc.(1)	5	274
Badger Meter, Inc.	4	373
Belden, Inc.	3	191
Benefitfocus, Inc.(1)	3	17
Bentley Systems, Inc. - Class B	16	504
BigCommerce Holdings, Inc.(1)	9	128
Bill.com Holdings, Inc.(1)	153	20,315
Black Knight, Inc.(1)	1	88
Blackbaud, Inc.(1)	6	271
Blackline, Inc.(1)	8	458
Box, Inc. - Class A(1)	400	9,758
Braze, Inc. - Class A(1)	221	7,706
Brightcove, Inc.(1)	4	24
Broadridge Financial Solutions, Inc.	10	1,507
BTRS Holdings, Inc. - Class 1(1)	14	129
C3.ai, Inc. - Class A(1)	2	20
Cadence Design Systems, Inc.(1)	98	16,065
Calix, Inc.(1)	388	23,703
Cambium Networks Corp.(1)	2	26
Cantaloupe, Inc.(1)	5	17
Casa Systems, Inc.(1)	5	15
Cass Information Systems, Inc.(2)	0	12
CCC Intelligent Solutions Holdings, Inc.(1)	6	56
CDW Corp.	13	2,079
Cepton, Inc.(1)	5	10
Cerberus Cyber Sentinel Corp.(1)	7	19
Ceridian HCM Holding, Inc.(1)	3	147

CEVA, Inc.(1)	3	85
Ciena Corp.(1)	36	1,443
Citrix Systems, Inc.	6	604
Clear Secure, Inc. - Class A(1)	9	194
Clearfield, Inc.(1)	2	166
Cloudflare, Inc. - Class A(1)	28	1,524
Cognex Corp.	114	4,720
Coherent Corp.(1)	2	68
CommScope Holding Co., Inc.(1)	28	261
CommVault Systems, Inc.(1)	6	325
CompoSecure, Inc.(1)	1	5
Confluent, Inc. - Class A(1)	12	287
Consensus Cloud Solutions, Inc.(1)	1	48
Core Scientific, Inc.(1)	2	3
Corning, Inc.	4	124
Corsair Gaming, Inc.(1)	3	34
Couchbase, Inc.(1)	3	49
Coupa Software, Inc.(1)	32	1,894
Credo Technology Group Holding Ltd.(1)	13	143
Crowdstrike Holdings, Inc. - Class A(1)	21	3,418
CS Disco, Inc.(1)	3	31
CSG Systems International, Inc.	4	236
CTS Corp.	4	181
CyberArk Software Ltd.(1)	173	25,991
CyberOptics Corp.(1)	1	54
Cyxtera Technologies, Inc.(1)	5	21
Datadog, Inc. - Class A(1)	225	20,012
Dell Technologies, Inc. - Class C	4	140
Descartes Systems Group, Inc.(1)(2)	0	0
Diebold Nixdorf, Inc.(1)	8	19
Digi International, Inc.(1)	71	2,456
Digimarc Corp.(1)	2	26
Digital Turbine, Inc.(1)	13	184
DigitalOcean Holdings, Inc.(1)	121	4,365
Diodes, Inc.(1)	4	291
DocuSign, Inc. - Class A(1)	19	1,037
Domo, Inc. - Class B(1)	4	75
DoubleVerify Holdings, Inc.(1)	6	153
Dropbox, Inc. - Class A(1)	25	523
Duck Creek Technologies, Inc.(1)	394	4,674
Dynatrace, Inc.(1)	20	683
DZS, Inc.(1)	3	28
E2open Parent Holdings, Inc.(1)	331	2,007
Ebix, Inc.	1	14
Edgio, Inc.(1)	16	46
eGain Corp.(1)	2	11
Elastic NV(1)	8	545
Endava Plc - ADR(1)	162	13,038
Enfusion, Inc. - Class A(1)	4	45
EngageSmart, Inc.(1)	5	99
Enphase Energy, Inc.(1)	97	26,981
Entegris, Inc.	205	16,999
Envestnet, Inc.(1)	144	6,385
EPAM Systems, Inc.(1)	46	16,798
ePlus, Inc.(1)	3	118
Euronet Worldwide, Inc.(1)	4	268
Everbridge, Inc.(1)	6	171
EverCommerce, Inc.(1)	1	5
EVERTEC, Inc.	9	274
Evo Payments, Inc. - Class A(1)	6	215

ExlService Holdings, Inc.(1)	107	15,752
Extreme Networks, Inc.(1)	18	232
Fabrinet(1)	5	485
Fair Isaac Corp.(1)	2	1,013
FARO Technologies, Inc.(1)(2)	0	7
First Solar, Inc.(1)	29	3,847
Five9, Inc.(1)	118	8,819
FleetCor Technologies, Inc.(1)	7	1,267
Flywire Corp.(1)	130	2,984
Focus Universal, Inc.(1)	3	24
ForgeRock, Inc. - Class A(1)	3	41
FormFactor, Inc.(1)	11	270
Fortinet, Inc.(1)	187	9,203
Gartner, Inc.(1)	8	2,094
Genpact Ltd.	9	413
Gitlab, Inc. - Class A(1)	165	8,466
Global Payments, Inc.	401	43,345
GLOBALFOUNDRIES, Inc.(1)	1	70
Globant SA(1)	23	4,272
GoDaddy, Inc. - Class A(1)	2	150
Grid Dynamics Holdings, Inc.(1)	7	123
Guidewire Software, Inc.(1)	56	3,422
Hackett Group, Inc.	3	60
Harmonic, Inc.(1)	13	164
HP, Inc.	47	1,171
HubSpot, Inc.(1)	155	41,904
I3 Verticals, Inc. - Class A(1)	3	58
IBEX Holdings Ltd.(1)	1	13
Identiv, Inc.(1)	3	37
Impinj, Inc.(1)	79	6,293
indie Semiconductor, Inc. - Class A(1)	14	100
Infinera Corp.(1)	26	126
Informatica, Inc. - Class A(1)	1	12
Information Services Group, Inc.	2	11
Inseego Corp.(1)	2	4
Insight Enterprises, Inc.(1)	4	306
Instructure Holdings, Inc.(1)(2)	0	7
Intapp, Inc.(1)	2	36
InterDigital, Inc.	2	62
International Money Express, Inc.(1)	5	103
IonQ, Inc.(1)	2	10
IronNet, Inc.(1)	8	6
Itron, Inc.(1)	1	22
Jabil, Inc.	11	628
Jack Henry & Associates, Inc.	7	1,301
Jamf Holding Corp.(1)	96	2,135
Keysight Technologies, Inc.(1)	16	2,568
KnowBe4, Inc. - Class A(1)	10	207
Kulicke & Soffa Industries, Inc.	8	303
Lattice Semiconductor Corp.(1)	796	39,149
Lightwave Logic, Inc.(1)	15	111
Littelfuse, Inc.	19	3,835
LivePerson, Inc.(1)	10	90
MACOM Technology Solutions Holdings, Inc.(1)	262	13,544
Manhattan Associates, Inc.(1)	109	14,515
Marqeta, Inc. - Class A(1)	349	2,482
Matterport, Inc.(1)	22	82
MAXIMUS, Inc.	8	456
MaxLinear, Inc. - Class A(1)	10	329
MeridianLink, Inc.(1)	3	49

Microchip Technology, Inc.	135	8,229
MicroStrategy, Inc. - Class A(1)	1	160
MicroVision, Inc.(1)	22	81
Mitek Systems, Inc.(1)	5	49
Model N, Inc.(1)	5	180
Momentive Global, Inc.(1)	18	104
MongoDB, Inc. - Class A(1)	6	1,278
Monolithic Power Systems, Inc.	51	18,440
N-able, Inc.(1)	8	76
Napco Security Technologies, Inc.(1)	4	116
National Instruments Corp.	285	10,745
nCino, Inc.(1)	141	4,797
NCR Corp.(1)	1	13
NetApp, Inc.	22	1,337
New Relic, Inc.(1)	5	295
NextNav, Inc.(1)	9	24
NortonLifeLock, Inc.	20	403
Novanta, Inc.(1)	5	568
Nutanix, Inc. - Class A(1)	687	14,311
Okta, Inc. - Class A(1)	290	16,489
ON Semiconductor Corp.(1)	887	55,272
Ondas Holdings, Inc.(1)	5	19
OneSpan, Inc.(1)	2	18
Onto Innovation, Inc.(1)	159	10,164
OSI Systems, Inc.(1)(2)	0	15
PagerDuty, Inc.(1)	12	278
Palantir Technologies, Inc. - Class A(1)	1,277	10,380
Palo Alto Networks, Inc.(1)	214	34,998
PAR Technology Corp.(1)	1	38
Paya Holdings, Inc. - Class A(1)	198	1,212
Paychex, Inc.	32	3,568
Paycom Software, Inc.(1)	48	15,953
Paycor HCM, Inc.(1)	134	3,966
Paylocity Holding Corp.(1)	104	25,163
Payoneer Global, Inc.(1)	30	182
PDF Solutions, Inc.(1)	4	101
Pegasystems, Inc.	4	131
Perficient, Inc.(1)	5	309
Photronics, Inc.(1)	6	87
Plexus Corp.(1)	3	283
Power Integrations, Inc.	66	4,245
Priority Technology Holdings, Inc.(1)	3	14
Procore Technologies, Inc.(1)	5	245
Progress Software Corp.	6	264
PROS Holdings, Inc.(1)	117	2,901
PTC, Inc.(1)	69	7,218
Pure Storage, Inc. - Class A(1)	988	27,041
Q2 Holdings, Inc.(1)	105	3,383
Qualys, Inc.(1)	91	12,740
Rambus, Inc.(1)	13	327
Rapid7, Inc.(1)	90	3,862
Remitly Global, Inc.(1)	13	148
Rimini Street, Inc.(1)	6	29
RingCentral, Inc. - Class A(1)	34	1,353
Rockley Photonics Holdings Ltd.(1)	13	9
Rogers Corp.(1)	3	624
Sabre Corp.(1)	9	46
Sapiens International Corp. NV	3	58
Semtech Corp.(1)	112	3,286
SentinelOne, Inc. - Class A(1)	13	324

Shift4 Payments, Inc. - Class A(1)	5	233
Shopify, Inc. - Class A(1)	202	5,453
ShotSpotter, Inc.(1)	1	34
Silicon Laboratories, Inc.(1)	105	12,907
SiTime Corp.(1)	2	178
SkyWater Technology, Inc.(1)	1	11
SMART Global Holdings, Inc.(1)	7	107
SmartRent, Inc. - Class A(1)	17	38
Smartsheet, Inc. - Class A(1)	113	3,884
SolarEdge Technologies, Inc.(1)	28	6,423
Splunk, Inc.(1)	16	1,194
Sprout Social, Inc. - Class A(1)	149	9,031
SPS Commerce, Inc.(1)	108	13,391
Squarespace, Inc. - Class A(1)	1	21
StoneCo Ltd. - Class A(1)	20	188
Sumo Logic, Inc.(1)	10	75
Super Micro Computer, Inc.(1)	6	345
Switch, Inc. - Class A	9	287
Synaptics, Inc.(1)	5	543
Synopsys, Inc.(1)	150	45,814
Teledyne Technologies, Inc.(1)	56	18,772
Telos Corp.(1)	270	2,399
Tenable Holdings, Inc.(1)	15	528
Teradata Corp.(1)	6	176
Teradyne, Inc.	14	1,059
Thoughtworks Holding, Inc.(1)	9	92
Toast, Inc. - Class A(1)	522	8,726
Trade Desk, Inc. - Class A(1)	43	2,586
Transphorm, Inc.(1)	3	14
Trimble, Inc.(1)	254	13,806
TTEC Holdings, Inc.	3	113
Tucows, Inc. - Class A(1)	1	51
Turtle Beach Corp.(1)	2	13
Twilio, Inc. - Class A(1)	6	439
Tyler Technologies, Inc.(1)	64	22,229
Ubiquiti, Inc.(2)	0	49
UiPath, Inc. - Class A(1)	3	41
Ultra Clean Holdings, Inc.(1)	2	52
Unisys Corp.(1)	7	49
Unity Software, Inc.(1)	14	439
Universal Display Corp.	4	406
UserTesting, Inc.(1)	6	24
Varonis Systems, Inc. - Class B(1)	270	7,148
Veeco Instruments, Inc.(1)	6	101
Verint Systems, Inc.(1)	8	270
VeriSign, Inc.(1)	1	177
Veritone, Inc.(1)	4	23
Verra Mobility Corp. - Class A(1)	20	304
Viant Technology, Inc. - Class A(1)	2	7
Viavi Solutions, Inc.(1)	32	416
Vontier Corp.	10	165
Weave Communications, Inc.(1)	4	21
Western Union Co.	12	165
WEX, Inc.(1)	42	5,284
Wix.com Ltd.(1)	4	323
WM Technology, Inc.(1)	9	14
WNS Holdings Ltd. - ADR(1)	134	10,964
Wolfspeed, Inc.(1)	118	12,216
Workday, Inc. - Class A(1)	202	30,748
Workiva, Inc. - Class A(1)	7	517

Yext, Inc.(1)	16	71
Zebra Technologies Corp. - Class A(1)	2	551
Zendesk, Inc.(1)	12	916
Zeta Global Holdings Corp. - Class A(1)	15	98
Zoom Video Communications, Inc. - Class A(1)	12	920
Zscaler, Inc.(1)	336	55,234
Zuora, Inc. - Class A(1)	17	123

Total Information Technology		1,245,673

Materials – 2.60%
5E Advanced Materials, Inc.(1)	4	46
AdvanSix, Inc.	1	42
Albemarle Corp.	69	18,288
Alpha Metallurgical Resources, Inc.	2	312
American Vanguard Corp.	4	66
Amyris, Inc.(1)	3	10
AptarGroup, Inc.	219	20,812
Ardagh Metal Packaging SA	4	22
Aspen Aerogels, Inc.(1)	4	39
ATI, Inc.(1)	439	11,689
Avery Dennison Corp.	5	802
Avient Corp.	89	2,694
Axalta Coating Systems Ltd.(1)	5	107
Balchem Corp.	37	4,479
Ball Corp.	12	586
Berry Global Group, Inc.(1)	97	4,502
Cabot Corp.	8	485
Century Aluminum Co.(1)	7	36
CF Industries Holdings, Inc.	134	12,921
Chase Corp.	57	4,779
Chemours Co.	9	221
Commercial Metals Co.	3	101
Compass Minerals International, Inc.	5	179
Constellium SE - Class A(1)	9	93
Crown Holdings, Inc.	10	815
Cryptyde, Inc.(1)	1	1
Dakota Gold Corp.(1)	7	20
Diversey Holdings Ltd.(1)	11	53
Eagle Materials, Inc.	3	338
FMC Corp.	4	451
Ginkgo Bioworks Holdings, Inc.(1)	16	49
Graphic Packaging Holding Co.	473	9,335
Greif, Inc. - Class A(2)	0	29
Greif, Inc. - Class B(2)	0	10
Hawkins, Inc.	2	61
HB Fuller Co.	6	376
Hycroft Mining Holding Corp.(1)	16	10
Ingevity Corp.(1)	100	6,073
Innospec, Inc.	93	8,007
Ivanhoe Electric, Inc.(1)	1	8
Kaiser Aluminum Corp.	2	132
Kronos Worldwide, Inc.	3	29
Livent Corp.(1)	22	682
Louisiana-Pacific Corp.	1	41
LSB Industries, Inc.(1)	4	63
Martin Marietta Materials, Inc.	1	168
Materion Corp.	3	213
Mativ Holdings, Inc.	1	13
Mosaic Co.	4	213
MP Materials Corp.(1)	456	12,440
Myers Industries, Inc.	5	81

Novagold Resources, Inc.(1)	33	154
O-I Glass, Inc.(1)	18	227
Origin Materials, Inc.(1)	8	44
Orion Engineered Carbons SA	8	110
Piedmont Lithium, Inc.(1)	1	37
PPG Industries, Inc.	12	1,366
PureCycle Technologies, Inc.(1)	12	94
Quaker Chemical Corp.	1	179
Ramaco Resources, Inc.	3	27
Royal Gold, Inc.(2)	0	38
RPM International, Inc.	1	58
Ryerson Holding Corp.(2)	0	1
Schnitzer Steel Industries, Inc. - Class A(2)	0	11
Scotts Miracle-Gro Co.	1	56
Sealed Air Corp.	14	637
Sensient Technologies Corp.	5	381
Silgan Holdings, Inc.	175	7,367
Stepan Co.(2)	0	30
Summit Materials, Inc. - Class A(1)	134	3,201
Sylvamo Corp.	5	158
United States Lime & Minerals, Inc.(2)	0	26
Valvoline, Inc.	18	444
Vulcan Materials Co.	6	1,004
Warrior Met Coal, Inc.	1	23

Total Materials		138,695

Real Estate – 0.86%
Agree Realty Corp.	82	5,517
Alexander’s, Inc.(2)	0	63
Apartment Income REIT Corp.	1	46
Bluerock Residential Growth REIT, Inc. - Class A	1	40
Camden Property Trust	1	98
CareTrust REIT, Inc.	1	18
CBL & Associates Properties, Inc.	1	18
CBRE Group, Inc. - Class A(1)	16	1,058
Clipper Realty, Inc.	2	15
Community Healthcare Trust, Inc.	2	64
Compass, Inc. - Class A(1)	37	86
Corporate Office Properties Trust	143	3,332
Cushman & Wakefield Plc(1)	22	255
DigitalBridge Group, Inc.	21	257
Douglas Elliman, Inc.	1	6
Easterly Government Properties, Inc. - Class A	218	3,440
Equity LifeStyle Properties, Inc.	11	675
Essential Properties Realty Trust, Inc.	2	34
eXp World Holdings, Inc.	10	113
Extra Space Storage, Inc.	2	267
FirstService Corp.	64	7,581
Forestar Group, Inc.(1)	1	9
Four Corners Property Trust, Inc.	1	23
Gladstone Commercial Corp.	5	81
Gladstone Land Corp.	2	45
Hersha Hospitality Trust - Class A	1	4
Industrial Logistics Properties Trust	1	3
Innovative Industrial Properties, Inc. - Class A	4	341
Iron Mountain, Inc.	21	937
Lamar Advertising Co. - Class A	7	617
Marcus & Millichap, Inc.	4	116
National Storage Affiliates Trust	70	2,891
Newmark Group, Inc. - Class A	1	10
NexPoint Residential Trust, Inc.	3	138

Offerpad Solutions, Inc.(1)	9	11
Opendoor Technologies, Inc.(1)	12	37
Outfront Media, Inc.	20	299
Pebblebrook Hotel Trust	247	3,589
Phillips Edison & Co., Inc.	16	453
Postal Realty Trust, Inc. - Class A	1	22
PotlatchDeltic Corp.	1	45
Redfin Corp.(1)	14	83
RMR Group, Inc. - Class A	2	37
Ryman Hospitality Properties, Inc.	70	5,149
Safehold, Inc.	2	50
Saul Centers, Inc.	2	59
SBA Communications Corp. - Class A	2	682
Simon Property Group, Inc.	16	1,400
St Joe Co.	5	152
Tanger Factory Outlet Centers, Inc.	14	189
Terreno Realty Corp.	95	5,044
UMH Properties, Inc.	6	91
Universal Health Realty Income Trust	2	84
Zillow Group, Inc. - Class A(1)	1	16
Zillow Group, Inc. - Class C(1)	1	21

Total Real Estate		45,711

Utilities – 0.24%
AES Corp.	12	266
Altus Power, Inc. - Class A(1)	2	26
American States Water Co.	2	193
Artesian Resources Corp. - Class A	1	34
Brookfield Infrastructure Corp. - Class A	14	555
California Water Service Group	2	108
Clearway Energy, Inc. - Class A	5	144
Clearway Energy, Inc. - Class C	12	366
Global Water Resources, Inc.	2	26
MGE Energy, Inc.	2	145
Middlesex Water Co.	1	62
Montauk Renewables, Inc.(1)	9	162
National Fuel Gas Co.	1	42
New Jersey Resources Corp.	1	48
Ormat Technologies, Inc.	4	308
Otter Tail Corp.	3	160
Pure Cycle Corp.(1)	4	34
Southwest Gas Holdings, Inc.	1	70
Sunnova Energy International, Inc.(1)	440	9,709
Via Renewables, Inc. - Class A	2	14
Vistra Corp.	24	498
York Water Co.	2	81

Total Utilities		13,051

Total Common Stocks (Cost: $4,968,459)		5,163,887

SHORT-TERM INVESTMENTS – 3.06%
Money Market Funds – 3.01%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(3)	160,428	160,428

Total Money Market Funds (Cost: $160,428)		160,428

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.05%
JP Morgan, New York, 2.58% due 10/03/2022	$478	478
Royal Bank of Canada, Toronto, 2.58% due 10/03/2022	146	146
Skandinaviska Enskilda Banken AB, Stockholm, 2.58% due 10/03/2022	2,155	2,155
Sumitomo, Tokyo, 2.58% due 10/03/2022	80	80

Total Time Deposits (Cost: $2,859)		2,859

Total Short-Term Investments (Cost: $163,287)		163,287

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $5,131,746)		5,327,174

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		5,506

TOTAL NET ASSETS – 100.00%		$5,332,680

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
12	E-mini Russell 2000 Future	Dec. 2022	$1,102	$1,002	$ (100)
7	S&P 500 E-mini Future	Dec. 2022	1,333	1,260	(73)
3	S&P MidCap 400 E-mini Future	Dec. 2022	702	662	(40)

					$ (213)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.66%
Communication Services – 1.90%
Advantage Solutions, Inc.(1)	31	$66
Altice USA, Inc. - Class A(1)	6	36
AMC Entertainment Holdings, Inc. - Class A(1)	16	108
AMC Networks, Inc. - Class A(1)	77	1,572
Anterix, Inc.(1)	5	181
Arena Group Holdings, Inc.(1)	1	16
ATN International, Inc.	4	163
Audacy, Inc. - Class A(1)	53	20
Bandwidth, Inc. - Class A(1)	8	91
Boston Omaha Corp. - Class A(1)	8	182
Bumble, Inc. - Class A(1)	33	705
Cable One, Inc.(2)	0	59
Cardlytics, Inc.(1)	12	112
Cars.com, Inc.(1)	22	255
Cinemark Holdings, Inc.(1)	9	112
Clear Channel Outdoor Holdings, Inc. - Class A(1)	144	197
Cogent Communications Holdings, Inc.	8	403
Consolidated Communications Holdings, Inc.(1)	25	105
Cumulus Media, Inc. - Class A(1)	7	48
Daily Journal Corp.(1)(2)	0	119
DHI Group, Inc.(1)	4	20
DISH Network Corp. - Class A(1)	7	101
EchoStar Corp. - Class A(1)	13	217
Electronic Arts, Inc.	8	892
Entravision Communications Corp. - Class A	297	1,177
Eventbrite, Inc. - Class A(1)	4	22
EW Scripps Co. - Class A(1)	23	255
Fox Corp. - Class A	227	6,979
Fox Corp. - Class B	4	123
Frontier Communications Parent, Inc.(1)	7	171
fuboTV, Inc.(1)	68	242
Gannett Co., Inc.(1)	56	85
Globalstar, Inc.(1)	44	70
Gogo, Inc.(1)	11	138
Gray Television, Inc.	18	261
IAC, Inc.(1)	2	130
IDT Corp. - Class B(1)	2	47
iHeartMedia, Inc. - Class A(1)	46	338
IMAX Corp.(1)	302	4,264
Innovid Corp.(1)	4	12
Integral Ad Science Holding Corp.(1)	10	69
Interpublic Group of Companies, Inc.	12	300
John Wiley & Sons, Inc. - Class A	1	40
KORE Group Holdings, Inc.(1)	15	29
Liberty Broadband Corp. - Class A(1)(2)	0	26
Liberty Broadband Corp. - Class C(1)	2	143
Liberty Latin America Ltd. - Class A(1)	12	77

Liberty Latin America Ltd. - Class C(1)	59	366
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	34
Liberty Media Corp.-Liberty Formula One - Class C(1)	127	7,449
Liberty Media Corp.-Liberty SiriusXM - Class A	2	62
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	3	126
Lions Gate Entertainment Corp. - Class A(1)	23	172
Lions Gate Entertainment Corp. - Class B(1)	44	307
Live Nation Entertainment, Inc.(1)	94	7,141
Loyalty Ventures, Inc.(1)	5	7
Lumen Technologies, Inc.	30	221
Madison Square Garden Entertainment Corp.(1)	10	438
Madison Square Garden Sports Corp. - Class A(1)(2)	0	41
Magnite, Inc.(1)	51	335
Marcus Corp.	9	132
Match Group, Inc.(1)	1	27
New York Times Co. - Class A	5	138
News Corp. - Class A	11	170
News Corp. - Class B	4	58
Nexstar Media Group, Inc. - Class A	304	50,689
Omnicom Group, Inc.	6	384
Outbrain, Inc.(1)	14	52
Paramount Global - Class A(2)	0	4
Paramount Global - Class B	113	2,152
Pinterest, Inc. - Class A(1)	14	318
Playstudios, Inc.(1)	14	50
Playtika Holding Corp.(1)(2)	0	4
PubMatic, Inc. - Class A(1)	2	27
QuinStreet, Inc.(1)	19	196
Radius Global Infrastructure, Inc. - Class A(1)	29	276
Roku, Inc. - Class A(1)	3	143
Scholastic Corp.	11	352
Shenandoah Telecommunications Co.	19	316
Sirius XM Holdings, Inc.	21	122
Skillz, Inc. - Class A(1)	120	122
Stagwell, Inc.(1)	26	182
Take-Two Interactive Software, Inc.(1)	60	6,512
TEGNA, Inc.	297	6,151
Telephone & Data Systems, Inc.	39	536
Thryv Holdings, Inc.(1)	7	167
Townsquare Media, Inc. - Class A(1)	26	186
TripAdvisor, Inc.(1)	3	62
TrueCar, Inc.(1)	31	46
Twitter, Inc.(1)	2	73
United States Cellular Corp.(1)	6	148
Urban One, Inc.(1)	5	19
Urban One, Inc. - Class A(1)	4	20
Vinco Ventures, Inc.(1)	40	37
Warner Bros Discovery, Inc.(1)	19	213
WideOpenWest, Inc.(1)	9	105
Ziff Davis, Inc.(1)	14	979

Total Communication Services		108,645

Consumer Discretionary – 11.25%
1-800-Flowers.com, Inc. - Class A(1)	10	63
1stdibs.com, Inc.(1)	8	51
2U, Inc.(1)	29	182
Aaron’s Co., Inc.	37	362

Abercrombie & Fitch Co. - Class A(1)	19	298
Academy Sports & Outdoors, Inc.	32	1,334
Accel Entertainment, Inc. - Class A(1)	153	1,196
Acushnet Holdings Corp.	9	404
Adient Plc(1)	36	1,008
ADT, Inc.	6	47
Adtalem Global Education, Inc.(1)	17	629
Advance Auto Parts, Inc.	35	5,458
aka Brands Holding Corp.(1)	1	2
Allbirds, Inc. - Class A(1)	27	83
American Axle & Manufacturing Holdings, Inc.(1)	251	1,712
American Eagle Outfitters, Inc.	60	579
American Public Education, Inc.(1)	7	64
America’s Car-Mart, Inc.(1)	2	139
AMMO, Inc.(1)	33	98
Aptiv Plc(1)	6	474
Aramark	305	9,527
Asbury Automotive Group, Inc.(1)	54	8,194
Aterian, Inc.(1)	26	32
AutoNation, Inc.(1)	1	119
AutoZone, Inc.(1)	13	28,291
Bally’s Corp.(1)	14	275
BARK, Inc.(1)	45	81
Bath & Body Works, Inc.	7	224
Beachbody Co., Inc.(1)	31	31
Beazer Homes USA, Inc.(1)	10	101
Bed Bath & Beyond, Inc.(1)	8	50
Best Buy Co., Inc.	67	4,217
Big 5 Sporting Goods Corp.	8	91
Big Lots, Inc.	55	859
Biglari Holdings, Inc. - Class B(1)(2)	0	33
BJ’s Restaurants, Inc.(1)	9	210
Bloomin’ Brands, Inc.	151	2,763
Bluegreen Vacations Holding Corp. - Class A	4	68
BorgWarner, Inc.	241	7,575
Bowlero Corp.(1)	15	184
Boxed, Inc.(1)	21	19
Boyd Gaming Corp.	19	901
Bright Horizons Family Solutions, Inc.(1)	66	3,824
Brinker International, Inc.(1)	247	6,180
Brunswick Corp.	170	11,106
Buckle, Inc.	1	27
Build-A-Bear Workshop, Inc.	1	19
Burlington Stores, Inc.(1)(2)	0	13
Caesars Entertainment, Inc.(1)	2	64
Capri Holdings Ltd.(1)	4	152
CarMax, Inc.(1)	4	282
Carnival Corp.(1)	29	202
Carter’s, Inc.	1	76
Cato Corp. - Class A	7	66
Cenntro Electric Group Ltd.(1)	66	68
Century Casinos, Inc.(1)	2	11
Century Communities, Inc.	10	438
Chico’s FAS, Inc.(1)	13	61
Children’s Place, Inc.(1)	2	55
Chuy’s Holdings, Inc.(1)	7	170

Citi Trends, Inc.(1)	3	46
Clarus Corp.	1	13
Columbia Sportswear Co.	1	72
Conn’s, Inc.(1)	6	42
Container Store Group, Inc.(1)	12	58
ContextLogic, Inc. - Class A(1)	227	166
Dana, Inc.	204	2,337
Darden Restaurants, Inc.	55	7,008
Dave & Buster’s Entertainment, Inc.(1)	46	1,427
Deckers Outdoor Corp.(1)(2)	0	30
Denny’s Corp.(1)	5	50
Designer Brands, Inc. - Class A	177	2,709
Destination XL Group, Inc.(1)	10	56
Dick’s Sporting Goods, Inc.	85	8,875
Dine Brands Global, Inc.	26	1,647
Dollar Tree, Inc.(1)	4	597
Domino’s Pizza, Inc.	14	4,198
DoorDash, Inc. - Class A(1)	1	43
DR Horton, Inc.	4	302
Duluth Holdings, Inc. - Class B(1)	3	22
eBay, Inc.	178	6,558
El Pollo Loco Holdings, Inc.(1)	7	61
Ermenegildo Zegna NV	14	147
Ethan Allen Interiors, Inc.	9	184
European Wax Center, Inc. - Class A	1	12
Everi Holdings, Inc.(1)	15	239
EVgo, Inc.(1)	24	186
Expedia Group, Inc.(1)	81	7,545
Express, Inc.(1)	23	25
Faraday Future Intelligent Electric, Inc.(1)	17	10
First Watch Restaurant Group, Inc.(1)	3	37
Five Below, Inc.(1)	47	6,507
Foot Locker, Inc.	119	3,709
Fossil Group, Inc.(1)	17	59
Franchise Group, Inc.	205	4,991
Frontdoor, Inc.(1)	218	4,440
Full House Resorts, Inc.(1)	8	47
Funko, Inc. - Class A(1)	142	2,864
GameStop Corp. - Class A(1)	8	202
Gap, Inc.	6	46
Garmin Ltd.	120	9,621
Genesco, Inc.(1)	5	199
Gentex Corp.	253	6,034
Genuine Parts Co.	4	566
G-III Apparel Group Ltd.(1)	16	246
Goodyear Tire & Rubber Co.(1)	253	2,554
GoPro, Inc. - Class A(1)	50	246
Graham Holdings Co. - Class B	1	762
Grand Canyon Education, Inc.(1)	143	11,772
Green Brick Partners, Inc.(1)	7	160
Group 1 Automotive, Inc.	40	5,694
Groupon, Inc. - Class A(1)	7	58
GrowGeneration Corp.(1)	22	76
H&R Block, Inc.	130	5,550
Hanesbrands, Inc.	937	6,525
Harley-Davidson, Inc.	561	19,583

Hasbro, Inc.	180	12,136
Haverty Furniture Companies, Inc.	5	134
Hibbett, Inc.	32	1,591
Hilton Worldwide Holdings, Inc.	2	266
Hyatt Hotels Corp. - Class A(1)	1	117
Inspirato, Inc.(1)	9	21
Inspired Entertainment, Inc.(1)	3	22
Installed Building Products, Inc.	96	7,802
International Game Technology Plc	922	14,567
iRobot Corp.(1)	1	66
Jack in the Box, Inc.	96	7,102
JOANN, Inc.	4	26
Johnson Outdoors, Inc. - Class A	2	105
KB Home	25	645
Kohl’s Corp.	75	1,878
Krispy Kreme, Inc.	20	229
Lands’ End, Inc.(1)	6	46
Landsea Homes Corp.(1)	4	17
Las Vegas Sands Corp.(1)	188	7,071
Laureate Education, Inc. - Class A	41	435
La-Z-Boy, Inc.	465	10,501
Lear Corp.	69	8,259
Legacy Housing Corp.(1)	3	52
Leggett & Platt, Inc.	4	127
Lennar Corp. - Class A	7	552
Lennar Corp. - Class B(2)	0	29
Leslie’s, Inc.(1)	968	14,237
LGI Homes, Inc.(1)	7	590
Life Time Group Holdings, Inc.(1)	16	158
Lifetime Brands, Inc.	5	31
Light & Wonder, Inc.(1)	36	1,551
Lindblad Expeditions Holdings, Inc.(1)	12	81
Liquidity Services, Inc.(1)	5	84
Lithia Motors, Inc. - Class A	1	176
LKQ Corp.	432	20,366
LL Flooring Holdings, Inc.(1)	11	78
Lordstown Motors Corp. - Class A(1)	66	121
Lucid Group, Inc.(1)	1	14
M/I Homes, Inc.(1)	9	328
Macy’s, Inc.	8	127
Malibu Boats, Inc. - Class A(1)	38	1,840
MarineMax, Inc.(1)	65	1,938
Marriott International, Inc. - Class A	75	10,468
Marriott Vacations Worldwide Corp.	1	140
Mattel, Inc.(1)	5	104
MDC Holdings, Inc.	118	3,230
Meritage Homes Corp.(1)	13	906
MGM Resorts International	10	287
Mister Car Wash, Inc.(1)	1	7
Modine Manufacturing Co.(1)	19	248
Mohawk Industries, Inc.(1)	107	9,731
Monro, Inc.	127	5,525
Motorcar Parts of America, Inc.(1)	6	96
Movado Group, Inc.	6	170
National Vision Holdings, Inc.(1)	28	921
Newell Brands, Inc.	377	5,242

Nordstrom, Inc.	76	1,263
Norwegian Cruise Line Holdings Ltd.(1)	12	131
NVR, Inc.(1)	4	15,414
ODP Corp.(1)	85	2,981
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	90
OneWater Marine, Inc. - Class A(1)	57	1,719
O’Reilly Automotive, Inc.(1)	1	780
Overstock.com, Inc.(1)	16	401
Oxford Industries, Inc.	178	16,024
Papa John’s International, Inc.	3	243
Party City Holdco, Inc.(1)	25	40
Patrick Industries, Inc.	7	326
Peloton Interactive, Inc. - Class A(1)	9	62
Penn Entertainment, Inc.(1)	33	901
Penske Automotive Group, Inc.	76	7,521
Perdoceo Education Corp.(1)	25	255
Petco Health & Wellness Co., Inc. - Class A(1)	2	26
PetMed Express, Inc.	2	35
Planet Fitness, Inc. - Class A(1)	1	39
PLBY Group, Inc.(1)	11	45
Polaris, Inc.	108	10,373
Porch Group, Inc.(1)	30	66
Poshmark, Inc. - Class A(1)	18	284
PowerSchool Holdings, Inc. - Class A(1)	12	196
PulteGroup, Inc.	115	4,306
Purple Innovation, Inc. - Class A(1)	18	74
PVH Corp.	128	5,744
QuantumScape Corp. - Class A(1)	7	62
Qurate Retail, Inc.	133	268
Ralph Lauren Corp. - Class A	1	110
RCI Hospitality Holdings, Inc.(2)	0	15
RealReal, Inc.(1)	26	39
Red Robin Gourmet Burgers, Inc.(1)	59	397
Red Rock Resorts, Inc. - Class A	619	21,208
RH(1)	5	1,120
Rivian Automotive, Inc. - Class A(1)	16	512
Rocky Brands, Inc.	2	44
Ross Stores, Inc.	137	11,583
Rover Group, Inc. - Class A(1)	3	11
Royal Caribbean Cruises Ltd.(1)	7	247
RumbleON, Inc. - Class B(1)	4	64
Sally Beauty Holdings, Inc.(1)	3	32
SeaWorld Entertainment, Inc.(1)	8	364
Service Corp. International	5	266
Shoe Carnival, Inc.	7	139
Signet Jewelers Ltd.	18	1,003
Six Flags Entertainment Corp.(1)	1	19
Skechers USA, Inc. - Class A(1)	428	13,583
Skyline Champion Corp.(1)	238	12,598
Sleep Number Corp.(1)	50	1,689
Smith & Wesson Brands, Inc.	16	167
Snap One Holdings Corp.(1)	6	64
Solid Power, Inc.(1)	30	158
Solo Brands, Inc. - Class A(1)	95	360
Sonic Automotive, Inc. - Class A	8	330
Sportsman’s Warehouse Holdings, Inc.(1)	16	136

Standard Motor Products, Inc.	8	255
Stitch Fix, Inc. - Class A(1)	18	72
StoneMor, Inc.(1)	10	36
Stoneridge, Inc.(1)	153	2,596
Strategic Education, Inc.	9	540
Sturm Ruger & Co., Inc.	25	1,291
Superior Group of Companies, Inc.	4	40
Tapestry, Inc.	131	3,733
Taylor Morrison Home Corp. - Class A(1)	37	855
Tempur Sealy International, Inc.	361	8,724
Terminix Global Holdings, Inc.(1)	4	135
Thor Industries, Inc.	67	4,660
ThredUp, Inc. - Class A(1)	19	34
Tile Shop Holdings, Inc.	12	41
Tilly’s, Inc. - Class A	9	60
Toll Brothers, Inc.	256	10,747
TopBuild Corp.(1)(2)	0	22
Topgolf Callaway Brands Corp.(1)	228	4,390
Torrid Holdings, Inc.(1)	3	14
Traeger, Inc.(1)	12	33
Travel + Leisure Co.	57	1,937
TravelCenters of America, Inc.(1)	5	267
TRI Pointe Homes, Inc.(1)	35	533
Tupperware Brands Corp.(1)	16	107
Under Armour, Inc. - Class A(1)	6	38
Under Armour, Inc. - Class C(1)	6	34
Unifi, Inc.(1)	6	56
Universal Electronics, Inc.(1)	5	99
Urban Outfitters, Inc.(1)	502	9,867
Vacasa, Inc. - Class A(1)	43	131
Vail Resorts, Inc.	36	7,745
VF Corp.	142	4,247
Victoria’s Secret & Co.(1)	1	21
Vista Outdoor, Inc.(1)	21	522
Visteon Corp.(1)	55	5,865
Vivid Seats, Inc. - Class A	7	50
Vivint Smart Home, Inc.(1)	28	181
Vizio Holding Corp. - Class A(1)	40	350
Volta, Inc.(1)	44	53
Vuzix Corp.(1)	3	17
Wayfair, Inc. - Class A(1)	1	27
Weber, Inc. - Class A	10	63
Weyco Group, Inc.	2	46
Whirlpool Corp.	138	18,619
Williams-Sonoma, Inc.	29	3,422
Winmark Corp.	1	215
Winnebago Industries, Inc.	12	633
Wolverine World Wide, Inc.	382	5,886
Workhorse Group, Inc.(1)	5	13
WW International, Inc.(1)	20	78
Wyndham Hotels & Resorts, Inc.	146	8,941
Wynn Resorts Ltd.(1)	3	172
Xponential Fitness, Inc. - Class A(1)	5	88
Yum! Brands, Inc.	8	805
Zumiez, Inc.(1)	299	6,435

Total Consumer Discretionary		642,414

Consumer Staples – 3.70%
Albertsons Companies, Inc. - Class A	5	124
Alico, Inc.	2	68
Andersons, Inc.	12	388
AppHarvest, Inc.(1)	31	61
Archer-Daniels-Midland Co.	154	12,412
B&G Foods, Inc.	27	446
Beauty Health Co.(1)	4	49
BellRing Brands, Inc.(1)	285	5,881
Benson Hill, Inc.(1)	35	97
BJ’s Wholesale Club Holdings, Inc.(1)	1	107
Boston Beer Co., Inc. - Class A(1)(2)	0	5
Brown-Forman Corp. - Class A	1	38
Brown-Forman Corp. - Class B	2	151
Bunge Ltd.	4	342
Cal-Maine Foods, Inc.	1	69
Campbell Soup Co.	6	272
Casey’s General Stores, Inc.	1	221
Central Garden & Pet Co. - Class A(1)	2	67
Central Garden & Pet Co. - Class A(1)	245	8,353
Chefs’ Warehouse, Inc.(1)	4	113
Church & Dwight Co., Inc.	317	22,628
Clorox Co.	1	80
Coca-Cola Europacific Partners Plc	138	5,887
Conagra Brands, Inc.	218	7,101
Coty, Inc. - Class A(1)	11	67
Darling Ingredients, Inc.(1)	4	292
Edgewell Personal Care Co.	115	4,305
Flowers Foods, Inc.	6	138
Fresh Del Monte Produce, Inc.	11	267
Freshpet, Inc.(1)	1	30
Grocery Outlet Holding Corp.(1)	2	82
Hain Celestial Group, Inc.(1)	29	492
Herbalife Nutrition Ltd.(1)	13	256
Hershey Co.	1	129
HF Foods Group, Inc.(1)	14	52
Honest Co., Inc.(1)	25	89
Hormel Foods Corp.	9	388
Hostess Brands, Inc. - Class A(1)	337	7,825
Ingles Markets, Inc. - Class A	5	432
Ingredion, Inc.	60	4,813
J.M. Smucker Co.	36	4,987
John B Sanfilippo & Son, Inc.	1	100
Kellogg Co.	3	239
Keurig Dr Pepper, Inc.	239	8,578
Kroger Co.	297	13,001
Lancaster Colony Corp.	135	20,233
Landec Corp.(1)	10	89
McCormick & Co., Inc.	7	532
Mission Produce, Inc.(1)	14	196
Molson Coors Beverage Co. - Class B	163	7,822
Natural Grocers by Vitamin Cottage, Inc.	1	8
Nature’s Sunshine Products, Inc.(1)	5	44
Nomad Foods Ltd.(1)	589	8,359
Nu Skin Enterprises, Inc. - Class A	11	376
Performance Food Group Co.(1)	106	4,563

Pilgrim’s Pride Corp.(1)	11	254
Post Holdings, Inc.(1)	220	18,044
PriceSmart, Inc.	3	198
Primo Water Corp.	60	748
Reynolds Consumer Products, Inc.	2	44
Rite Aid Corp.(1)	11	54
Seaboard Corp.(2)	0	24
Seneca Foods Corp. - Class A(1)	2	109
Simply Good Foods Co.(1)	354	11,314
Sovos Brands, Inc.(1)	4	62
SpartanNash Co.	14	395
Spectrum Brands Holdings, Inc.	76	2,948
SunOpta, Inc.(1)	3	24
Tattooed Chef, Inc.(1)	1	5
Tootsie Roll Industries, Inc.	1	28
TreeHouse Foods, Inc.(1)	19	823
Tyson Foods, Inc. - Class A	118	7,747
United Natural Foods, Inc.(1)	49	1,689
Universal Corp.	35	1,616
US Foods Holding Corp.(1)	397	10,508
Utz Brands, Inc.	3	43
Vector Group Ltd.	47	416
Village Super Market, Inc. - Class A	3	58
Vintage Wine Estates, Inc.(1)	11	30
Weis Markets, Inc.	6	449
Whole Earth Brands, Inc.(1)	15	58

Total Consumer Staples		211,432

Energy – 5.74%
Aemetis, Inc.(1)	12	74
Alto Ingredients, Inc.(1)	30	110
Amplify Energy Corp.(1)	4	24
Antero Midstream Corp.	10	92
Antero Resources Corp.(1)	3	93
APA Corp.	118	4,027
Archaea Energy, Inc. - Class A(1)	15	273
Archrock, Inc.	52	332
Ardmore Shipping Corp.(1)	13	116
Baker Hughes Co. - Class A	28	595
Berry Corp.	25	190
Borr Drilling Ltd.(1)	40	133
Bristow Group, Inc.(1)	9	211
California Resources Corp.	29	1,120
Callon Petroleum Co.(1)	3	112
Centrus Energy Corp. - Class A(1)	3	137
ChampionX Corp.	629	12,316
Cheniere Energy, Inc.	3	520
Chesapeake Energy Corp.	4	342
Chord Energy Corp.	7	890
Civitas Resources, Inc.	28	1,622
Clean Energy Fuels Corp.(1)	64	344
CNX Resources Corp.(1)	601	9,334
ConocoPhillips	120	12,328
CONSOL Energy, Inc.	1	51
Continental Resources, Inc.(2)	0	16
Coterra Energy, Inc.	504	13,165
Devon Energy Corp.	243	14,596

DHT Holdings, Inc.	53	397
Diamond Offshore Drilling, Inc.(1)	38	251
Diamondback Energy, Inc.	229	27,600
DMC Global, Inc.(1)	5	83
Dorian LPG Ltd.	12	159
Dril-Quip, Inc.(1)	13	256
DT Midstream, Inc.	3	150
Earthstone Energy, Inc. - Class A(1)	36	441
Energy Fuels, Inc.(1)	11	66
Enviva, Inc.	23	1,395
EOG Resources, Inc.	78	8,726
EQT Corp.	11	449
Equitrans Midstream Corp.	120	896
Excelerate Energy, Inc. - Class A	7	164
Expro Group Holdings NV(1)	506	6,447
FLEX LNG Ltd.	11	350
Frontline Ltd.	48	527
Gevo, Inc.(1)	77	175
Golar LNG Ltd.(1)	36	894
Green Plains, Inc.(1)	15	440
Halliburton Co.	426	10,499
Helix Energy Solutions Group, Inc.(1)	55	212
Helmerich & Payne, Inc.	173	6,390
Hess Corp.	2	202
HF Sinclair Corp.	166	8,942
International Seaways, Inc.	19	655
Kinder Morgan, Inc.	167	2,772
Kinetik Holdings, Inc. - Class A	6	202
Magnolia Oil & Gas Corp. - Class A	903	17,892
Marathon Oil Corp.	374	8,439
Marathon Petroleum Corp.	204	20,237
Matador Resources Co.	384	18,783
Murphy Oil Corp.	32	1,124
Nabors Industries Ltd.(1)(2)	0	46
NACCO Industries, Inc. - Class A	2	77
National Energy Services Reunited Corp.(1)	14	83
NCS Multistage Holdings, Inc.(1)	2	43
Newpark Resources, Inc.(1)	33	83
NextDecade Corp.(1)	2	13
Noble Corp. Plc(1)	23	684
Nordic American Tankers Ltd.	77	205
Northern Oil & Gas, Inc.	4	109
NOV, Inc.	12	190
Oceaneering International, Inc.(1)	4	31
Oil States International, Inc.(1)	25	98
ONEOK, Inc.	12	602
Ovintiv, Inc.	2	101
Patterson-UTI Energy, Inc.	27	310
PBF Energy, Inc. - Class A(1)	29	1,011
PDC Energy, Inc.	1	74
Peabody Energy Corp.(1)	45	1,113
Permian Resources Corp. - Class A(1)	68	463
Phillips 66	71	5,767
Pioneer Natural Resources Co.	144	31,152
Plains GP Holdings LP - Class A(1)	696	7,596
ProFrac Holding Corp. - Class A(1)	3	42

ProPetro Holding Corp.(1)	34	272
Range Resources Corp.	3	65
REX American Resources Corp.(1)	7	194
Riley Exploration Permian, Inc.	2	30
Ring Energy, Inc.(1)	21	48
Schlumberger NV	558	20,017
Scorpio Tankers, Inc.	19	782
Select Energy Services, Inc. - Class A(1)	29	201
SFL Corp. Ltd.	43	391
Southwestern Energy Co.(1)	2,386	14,602
Teekay Corp.(1)	26	92
Teekay Tankers Ltd. - Class A(1)	9	240
Tidewater, Inc.(1)	16	352
Ur-Energy, Inc.(1)	9	10
US Silica Holdings, Inc.(1)	24	267
Valero Energy Corp.	89	9,501
Vertex Energy, Inc.(1)	3	17
Viper Energy Partners LP	287	8,235
W&T Offshore, Inc.(1)	6	37
Williams Companies, Inc.	36	1,039
World Fuel Services Corp.	89	2,094

Total Energy		327,757

Financials – 21.64%
1st Source Corp.	7	325
ACNB Corp.	3	92
AFC Gamma, Inc.	6	86
Affiliated Managers Group, Inc.	1	128
Aflac, Inc.	115	6,469
AGNC Investment Corp.	15	129
Alerus Financial Corp.	6	143
Alleghany Corp.(1)	17	14,081
Allegiance Bancshares, Inc.	6	263
Allstate Corp.	318	39,565
Ally Financial, Inc.	190	5,297
Amalgamated Financial Corp.	6	130
A-Mark Precious Metals, Inc.	55	1,571
Ambac Financial Group, Inc.(1)	17	215
Amerant Bancorp, Inc. - Class A	11	275
American Equity Investment Life Holding Co.	28	1,049
American Financial Group, Inc.	36	4,474
American International Group, Inc.	402	19,076
American National Bankshares, Inc.	4	134
Ameriprise Financial, Inc.	157	39,671
Ameris Bancorp	88	3,928
AMERISAFE, Inc.	8	361
Angel Oak Mortgage, Inc.	5	58
Annaly Capital Management, Inc.	85	1,458
Aon Plc - Class A	48	12,920
Apollo Commercial Real Estate Finance, Inc.	54	451
Apollo Global Management, Inc.	98	4,565
Arbor Realty Trust, Inc.	63	725
Arch Capital Group Ltd.(1)	84	3,847
Ares Commercial Real Estate Corp.	20	206
Ares Management Corp. - Class A	72	4,472
Argo Group International Holdings Ltd.	12	236
ARMOUR Residential REIT, Inc.	44	214

Arrow Financial Corp.	6	177
Arthur J. Gallagher & Co.	128	21,905
Artisan Partners Asset Management, Inc. - Class A	8	228
Assetmark Financial Holdings, Inc.(1)	8	153
Associated Banc-Corp.	366	7,343
Associated Capital Group, Inc. - Class A(2)	0	18
Assurant, Inc.	1	215
Assured Guaranty Ltd.	2	85
Atlantic Union Bankshares Corp.	30	902
Atlanticus Holdings Corp.(1)	1	17
Axis Capital Holdings Ltd.	140	6,872
Axos Financial, Inc.(1)	19	666
Bakkt Holdings, Inc.(1)	24	55
Banc of California, Inc.	21	331
BancFirst Corp.	3	286
Banco Latinoamericano de Comercio Exterior SA - Class E	10	135
Bancorp, Inc.(1)	8	185
Bank First Corp.	3	204
Bank of Hawaii Corp.	130	9,923
Bank of Marin Bancorp	6	185
Bank of New York Mellon Corp.	129	4,988
Bank of NT Butterfield & Son Ltd.	248	8,064
Bank OZK	266	10,521
BankUnited, Inc.	239	8,181
Bankwell Financial Group, Inc.	3	74
Banner Corp.	12	695
Bar Harbor Bankshares	6	159
BayCom Corp.	5	86
BCB Bancorp, Inc.	6	102
Berkshire Hills Bancorp, Inc.	16	429
BGC Partners, Inc. - Class A	121	379
Blackstone Mortgage Trust, Inc. - Class A	66	1,536
Blue Foundry Bancorp(1)	10	113
Blue Ridge Bankshares, Inc.	8	97
BOK Financial Corp.	71	6,338
Bread Financial Holdings, Inc.	15	464
Bridgewater Bancshares, Inc.(1)	7	107
Bright Health Group, Inc.(1)	79	83
Brighthouse Financial, Inc.(1)	147	6,363
Brightsphere Investment Group, Inc.	416	6,203
BrightSpire Capital, Inc. - Class A	36	227
Broadmark Realty Capital, Inc.	49	250
Brookline Bancorp, Inc.	607	7,076
Brown & Brown, Inc.	7	395
Business First Bancshares, Inc.	9	190
Byline Bancorp, Inc.	10	198
Cadence Bank	792	20,118
Cambridge Bancorp	3	214
Camden National Corp.	6	253
Cannae Holdings, Inc.(1)	27	568
Capital Bancorp, Inc.	4	81
Capital City Bank Group, Inc.	6	171
Capitol Federal Financial, Inc.	48	397
Capstar Financial Holdings, Inc.	8	150
Carlyle Group, Inc.	6	161
Carter Bankshares, Inc.(1)	9	153

Cathay General Bancorp	389	14,978
CBOE Global Markets, Inc.	204	23,982
CBTX, Inc.	7	211
Central Pacific Financial Corp.	8	176
Chicago Atlantic Real Estate Finance, Inc.	2	27
Chimera Investment Corp.	239	1,245
Cincinnati Financial Corp.	5	420
Citizens & Northern Corp.	6	150
Citizens Financial Group, Inc.	274	9,400
City Holding Co.	5	447
Civista Bancshares, Inc.	6	132
Claros Mortgage Trust, Inc.	35	412
CNA Financial Corp.	106	3,911
CNB Financial Corp.	7	154
CNO Financial Group, Inc.	403	7,239
Coinbase Global, Inc. - Class A(1)	5	301
Colony Bankcorp, Inc.	7	85
Columbia Banking System, Inc.	28	810
Columbia Financial, Inc.(1)	9	186
Comerica, Inc.	4	279
Commerce Bancshares, Inc.	3	214
Community Bank System, Inc.	19	1,129
Community Trust Bancorp, Inc.	7	282
Compass Diversified Holdings	203	3,661
ConnectOne Bancorp, Inc.	57	1,311
Consumer Portfolio Services, Inc.(1)	4	28
Cowen, Inc. - Class A	10	391
Crawford & Co. - Class A	6	35
Credit Acceptance Corp.(1)(2)	0	78
CrossFirst Bankshares, Inc.(1)	18	240
Cullen/Frost Bankers, Inc.	2	232
Curo Group Holdings Corp.	4	14
Customers Bancorp, Inc.(1)	12	341
CVB Financial Corp.	859	21,758
Dime Community Bancshares, Inc.	13	383
Discover Financial Services	254	23,108
Donegal Group, Inc. - Class A	7	90
Donnelley Financial Solutions, Inc.(1)	134	4,947
Dynex Capital, Inc.	16	191
Eagle Bancorp, Inc.	11	511
East West Bancorp, Inc.	426	28,631
Eastern Bankshares, Inc.	49	966
eHealth, Inc.(1)	9	34
Element Fleet Management Corp.	575	6,783
Ellington Financial, Inc.	21	243
Employers Holdings, Inc.	9	323
Enact Holdings, Inc.	24	532
Encore Capital Group, Inc.(1)	9	416
Enova International, Inc.(1)	12	358
Enstar Group Ltd.(1)	23	3,985
Enterprise Bancorp, Inc.	4	123
Enterprise Financial Services Corp.	14	632
Equitable Holdings, Inc.	11	291
Equity Bancshares, Inc. - Class A	6	188
Erie Indemnity Co. - Class A(2)	0	41
Esquire Financial Holdings, Inc.	1	23

Essent Group Ltd.	109	3,815
Evercore, Inc. - Class A	1	87
Everest Re Group Ltd.	106	27,790
EZCORP, Inc. - Class A(1)	19	145
FactSet Research Systems, Inc.	75	29,984
Farmers & Merchants Bancorp, Inc.	3	85
Farmers National Banc Corp.	13	171
FB Financial Corp.	15	567
Federal Agricultural Mortgage Corp. - Class C	3	337
Fidelity National Financial, Inc.	8	284
Fifth Third Bancorp	869	27,761
Finance Of America Companies, Inc. - Class A(1)	19	29
Financial Institutions, Inc.	7	164
First American Financial Corp.	103	4,761
First Bancorp	13	477
First Bancorp	378	5,174
First Bancorp, Inc.	4	118
First Bancshares, Inc.	8	239
First Bank/Hamilton NJ	6	87
First Busey Corp.	22	483
First Business Financial Services, Inc.	3	101
First Citizens BancShares, Inc. - Class A(2)	0	216
First Commonwealth Financial Corp.	32	406
First Community Bankshares, Inc.	7	217
First Financial Bancorp	32	669
First Financial Corp.	5	212
First Foundation, Inc.	21	380
First Guaranty Bancshares, Inc.	2	44
First Hawaiian, Inc.	351	8,655
First Horizon Corp.	16	360
First Internet Bancorp	4	119
First Interstate BancSystem, Inc. - Class A	315	12,711
First Merchants Corp.	42	1,618
First Mid Bancshares, Inc.	19	608
First of Long Island Corp.	9	163
First Republic Bank	152	19,820
First Western Financial, Inc.(1)	3	76
FirstCash Holdings, Inc.	7	545
Five Star Bancorp	3	94
Flagstar Bancorp, Inc.	18	600
Flushing Financial Corp.	12	237
FNB Corp.	347	4,019
Focus Financial Partners, Inc. - Class A(1)	205	6,471
Franklin BSP Realty Trust, Inc.	29	313
Franklin Resources, Inc.	8	183
FS KKR Capital Corp.	122	2,070
Fulton Financial Corp.	65	1,031
FVCBankcorp, Inc.(1)	4	83
GAMCO Investors, Inc. - Class A(2)	0	4
GCM Grosvenor, Inc. - Class A	2	13
Genworth Financial, Inc. - Class A(1)	173	605
German American Bancorp, Inc.	11	387
Glacier Bancorp, Inc.	422	20,753
Globe Life, Inc.	99	9,863
Goosehead Insurance, Inc. - Class A(1)	1	36
Granite Point Mortgage Trust, Inc.	20	128

Great Southern Bancorp, Inc.	4	241
Green Dot Corp. - Class A(1)	16	302
Greenlight Capital Re Ltd. - Class A(1)	10	74
Guaranty Bancshares, Inc.	4	126
Hancock Whitney Corp.	34	1,562
Hanmi Financial Corp.	289	6,845
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31	915
Hanover Insurance Group, Inc.	54	6,950
HarborOne Bancorp, Inc.	18	248
Hartford Financial Services Group, Inc.	281	17,425
HBT Financial, Inc.	4	68
Heartland Financial USA, Inc.	17	720
Heritage Commerce Corp.	24	268
Heritage Financial Corp.	12	307
Hilltop Holdings, Inc.	20	492
Hingham Institution for Savings	1	145
Hippo Holdings, Inc.(1)	6	113
Home Bancorp, Inc.	3	129
Home Bancshares, Inc.	212	4,768
Home Point Capital, Inc.	3	4
HomeStreet, Inc.	6	186
HomeTrust Bancshares, Inc.	5	116
Hope Bancorp, Inc.	39	495
Horace Mann Educators Corp.	241	8,502
Horizon Bancorp, Inc.	16	289
Huntington Bancshares, Inc.	1,862	24,546
Independent Bank Corp.	9	164
Independent Bank Corp.	266	19,802
Independent Bank Group, Inc.	49	2,987
Interactive Brokers Group, Inc. - Class A	3	178
International Bancshares Corp.	22	918
Invesco Ltd.	11	154
Invesco Mortgage Capital, Inc.	13	143
Investors Title Co.(2)	0	57
Jackson Financial, Inc. - Class A	29	809
James River Group Holdings Ltd.	13	304
Janus Henderson Group Plc	4	79
Jefferies Financial Group, Inc.	6	178
John Marshall Bancorp, Inc.	5	111
Kearny Financial Corp.	27	288
Kemper Corp.	2	79
KeyCorp	1,596	25,567
KKR & Co., Inc. - Class Miscella	17	729
KKR Real Estate Finance Trust, Inc.	21	346
Ladder Capital Corp. - Class A	43	389
Lakeland Bancorp, Inc.	26	415
Lakeland Financial Corp.	125	9,108
Lazard Ltd. - Class A	110	3,506
Lemonade, Inc.(1)	18	382
LendingClub Corp.(1)	38	416
Lincoln National Corp.	83	3,661
Live Oak Bancshares, Inc.	3	85
Loews Corp.	125	6,226
Luther Burbank Corp.	7	80
M&T Bank Corp.	5	921
Macatawa Bank Corp.	12	112

Manning & Napier, Inc. - Class A	4	43
Markel Corp.(1)(2)	0	335
MarketWise, Inc.(1)	6	13
MBIA, Inc.(1)	19	175
Mercantile Bank Corp.	7	201
Merchants Bancorp	6	146
Mercury General Corp.	11	299
Metrocity Bankshares, Inc.	5	106
Metropolitan Bank Holding Corp.(1)	4	240
MFA Financial, Inc.	39	306
MGIC Investment Corp.	219	2,805
Mid Penn Bancorp, Inc.	6	165
Midland States Bancorp, Inc.	9	213
MidWestOne Financial Group, Inc.	6	159
Moelis & Co. - Class A	13	423
Moneylion, Inc.(1)	47	42
Morningstar, Inc.(2)	0	16
Mr Cooper Group, Inc.(1)	237	9,611
MSCI, Inc. - Class A	1	245
MVB Financial Corp.	4	124
Nasdaq, Inc.	451	25,590
National Bank Holdings Corp. - Class A	10	370
National Western Life Group, Inc. - Class A	1	170
Navient Corp.	267	3,920
NBT Bancorp, Inc.	14	537
Nelnet, Inc. - Class A	6	444
New York Community Bancorp, Inc.	14	119
New York Mortgage Trust, Inc.	145	340
Nexpoint Real Estate Finance, Inc.	3	39
NI Holdings, Inc.(1)	3	43
Nicolet Bankshares, Inc.(1)	4	304
NMI Holdings, Inc. - Class A(1)	30	613
Northeast Bank	3	101
Northern Trust Corp.	6	521
Northfield Bancorp, Inc.	16	234
Northwest Bancshares, Inc.	42	570
OceanFirst Financial Corp.	25	462
OFG Bancorp	17	421
Old National Bancorp	372	6,131
Old Republic International Corp.	142	2,963
Old Second Bancorp, Inc.	16	214
OneMain Holdings, Inc. - Class A	3	101
Oportun Financial Corp.(1)	10	44
Oppenheimer Holdings, Inc. - Class A	3	105
OppFi, Inc.(1)	6	15
Orchid Island Capital, Inc. - Class A	13	108
Origin Bancorp, Inc.	35	1,337
Orrstown Financial Services, Inc.	4	98
Oscar Health, Inc. - Class A(1)	46	229
Pacific Premier Bancorp, Inc.	288	8,902
PacWest Bancorp	117	2,648
Park National Corp.	5	674
Parke Bancorp, Inc.	4	81
Pathward Financial, Inc.	7	235
Patria Investments Ltd. - Class A	43	567
PCB Bancorp	5	82

PCSB Financial Corp.	6	103
Peapack Gladstone Financial Corp.	7	235
PennantPark Investment Corp.	164	893
PennyMac Financial Services, Inc.	11	471
PennyMac Mortgage Investment Trust	28	326
Peoples Bancorp, Inc.	12	340
Peoples Financial Services Corp.	3	133
Perella Weinberg Partners - Class A	2	14
Pinnacle Financial Partners, Inc.	2	183
Pioneer Bancorp, Inc.(1)	4	36
Piper Sandler Companies	7	689
Popular, Inc.	43	3,076
PRA Group, Inc.(1)	15	484
Preferred Bank	4	231
Premier Financial Corp.	42	1,071
Primerica, Inc.	1	135
Primis Financial Corp.	9	107
Principal Financial Group, Inc.	80	5,780
ProAssurance Corp.	62	1,202
Professional Holding Corp. - Class A(1)	5	118
PROG Holdings, Inc.(1)	16	242
Prospect Capital Corp.	296	1,833
Prosperity Bancshares, Inc.	169	11,258
Provident Bancorp, Inc.	6	91
Provident Financial Services, Inc.	72	1,407
Prudential Financial, Inc.	54	4,626
QCR Holdings, Inc.	22	1,110
Radian Group, Inc.	63	1,215
Raymond James Financial, Inc.	56	5,501
RBB Bancorp	6	123
Ready Capital Corp.	28	288
Red River Bancshares, Inc.	2	89
Redwood Trust, Inc.	45	261
Regional Management Corp.	3	81
Regions Financial Corp.	408	8,196
Reinsurance Group of America, Inc. - Class A	110	13,844
RenaissanceRe Holdings Ltd.	46	6,397
Renasant Corp.	19	590
Republic Bancorp, Inc. - Class A	4	142
Republic First Bancorp, Inc.(1)	18	50
Rithm Capital Corp.	1,507	11,032
Robinhood Markets, Inc. - Class A(1)	17	168
Rocket Companies, Inc. - Class A	2	10
Root, Inc. - Class A(1)	3	22
S&T Bancorp, Inc.	13	381
Safety Insurance Group, Inc.	5	404
Sandy Spring Bancorp, Inc.	164	5,771
Sculptor Capital Management, Inc. - Class A	5	45
Seacoast Banking Corp. of Florida	21	642
SEI Investments Co.	3	150
Selective Insurance Group, Inc.	262	21,322
Selectquote, Inc.(1)	53	39
Shore Bancshares, Inc.	7	126
Sierra Bancorp	5	104
Signature Bank	2	267
Silvergate Capital Corp. - Class A(1)	2	187

Simmons First National Corp. - Class A	42	916
SiriusPoint Ltd.(1)	32	160
SLM Corp.	935	13,075
SmartFinancial, Inc.	7	164
SoFi Technologies, Inc.(1)	23	113
South Plains Financial, Inc.	4	114
South State Corp.	286	22,622
Southern First Bancshares, Inc.(1)	3	137
Southern Missouri Bancorp, Inc.	4	191
Southside Bancshares, Inc.	11	374
Starwood Property Trust, Inc.	9	157
State Street Corp.	180	10,966
Sterling Bancorp, Inc.(1)	11	68
Stewart Information Services Corp.	10	418
Stifel Financial Corp.	154	7,989
Stock Yards Bancorp, Inc.	2	135
StoneX Group, Inc.(1)	6	494
Summit Financial Group, Inc.	4	112
Sunlight Financial Holdings, Inc.(1)	9	12
SVB Financial Group(1)	65	21,755
SWK Holdings Corp.(1)	1	19
Synchrony Financial	14	401
Synovus Financial Corp.	4	159
T Rowe Price Group, Inc.	7	701
Texas Capital Bancshares, Inc.(1)	125	7,368
TFS Financial Corp.	1	19
Third Coast Bancshares, Inc.(1)	5	79
Tiptree, Inc.	10	104
Tompkins Financial Corp.	6	424
Towne Bank	64	1,718
TPG RE Finance Trust, Inc.	26	182
Tradeweb Markets, Inc. - Class A	1	66
Travelers Companies, Inc.	25	3,824
Trean Insurance Group, Inc.(1)	9	31
TriCo Bancshares	12	545
Triumph Bancorp, Inc.(1)	6	309
Truist Financial Corp.	105	4,561
TrustCo Bank Corp. NY	6	204
Trustmark Corp.	21	639
Two Harbors Investment Corp.	1,718	5,703
UMB Financial Corp.	181	15,215
Umpqua Holdings Corp.	695	11,872
United Bankshares, Inc.	430	15,372
United Community Banks, Inc.	38	1,259
United Fire Group, Inc.	8	225
Unity Bancorp, Inc.	3	69
Universal Insurance Holdings, Inc.	99	971
Univest Financial Corp.	12	279
Unum Group	104	4,018
Upstart Holdings, Inc.(1)	2	37
USCB Financial Holdings, Inc.(1)	5	70
UWM Holdings Corp.(2)	0	1
Valley National Bancorp	453	4,895
Value Line, Inc.(2)	0	4
Velocity Financial, Inc.(1)	3	32
Veritex Holdings, Inc.	87	2,301

Victory Capital Holdings, Inc. - Class A	4	104
Virtu Financial, Inc. - Class A	3	62
Virtus Investment Partners, Inc.	2	383
Voya Financial, Inc.	142	8,564
Walker & Dunlop, Inc.	4	312
Washington Federal, Inc.	26	786
Washington Trust Bancorp, Inc.	7	335
Waterstone Financial, Inc.	9	140
Webster Financial Corp.	350	15,812
WesBanco, Inc.	23	774
West Bancorp, Inc.	6	117
Westamerica Bancorporation	7	375
Western Alliance Bancorp	40	2,632
White Mountains Insurance Group Ltd.(2)	0	111
Willis Towers Watson Plc	54	10,785
Wintrust Financial Corp.	59	4,832
World Acceptance Corp.(1)(2)	0	46
WR Berkley Corp.	6	395
WSFS Financial Corp.	21	997
Zions Bancorp N.A.	311	15,811

Total Financials		1,235,200

Healthcare – 8.52%
10X Genomics, Inc. - Class A(1)(2)	0	7
1Life Healthcare, Inc.(1)	69	1,187
23andMe Holding Co. - Class A(1)	57	162
2seventy bio, Inc.(1)	14	208
4D Molecular Therapeutics, Inc.(1)	11	92
AbCellera Biologics, Inc.(1)	46	454
Absci Corp.(1)	21	67
Acadia Healthcare Co., Inc.(1)	3	209
Accolade, Inc.(1)	25	284
AdaptHealth Corp. - Class A(1)	446	8,383
Adaptive Biotechnologies Corp.(1)	41	290
Addus HomeCare Corp.(1)	144	13,676
Adicet Bio, Inc.(1)	11	151
ADMA Biologics, Inc.(1)	40	98
Aduro Bioteech, Inc.(1)(4)	1	3
Aerie Pharmaceuticals, Inc.(1)	3	43
Aerovate Therapeutics, Inc.(1)	3	56
Affimed NV(1)	5	11
Agilent Technologies, Inc.	59	7,224
Agiliti, Inc.(1)	265	3,798
agilon health, Inc.(1)(2)	0	10
Agios Pharmaceuticals, Inc.(1)	21	586
Akero Therapeutics, Inc.(1)	10	333
Align Technology, Inc.(1)	1	122
Allogene Therapeutics, Inc.(1)	31	333
Allovir, Inc.(1)	13	99
Allscripts Healthcare Solutions, Inc.(1)	42	639
Alpha Teknova, Inc.(1)	3	9
Alphatec Holdings, Inc.(1)	2	18
Alpine Immune Sciences, Inc.(1)	3	19
ALX Oncology Holdings, Inc.(1)	8	73
Amedisys, Inc.(1)	1	92
American Well Corp. - Class A(1)	89	318
AmerisourceBergen Corp. - Class A	289	39,065

AMN Healthcare Services, Inc.(1)	96	10,206
Amylyx Pharmaceuticals, Inc.(1)	11	304
AN2 Therapeutics, Inc.(1)	2	27
AnaptysBio, Inc.(1)	8	193
AngioDynamics, Inc.(1)	14	282
ANI Pharmaceuticals, Inc.(1)	5	151
Anika Therapeutics, Inc.(1)	6	139
Arbutus Biopharma Corp.(1)	18	34
Arcellx, Inc.(1)	11	210
Arcturus Therapeutics Holdings, Inc.(1)	1	13
Arcus Biosciences, Inc.(1)	20	514
Artivion, Inc.(1)	2	31
Atara Biotherapeutics, Inc.(1)	31	117
Atea Pharmaceuticals, Inc.(1)	30	168
Athira Pharma, Inc.(1)	11	33
ATI Physical Therapy, Inc.(1)	31	31
AtriCure, Inc.(1)	6	238
Avanos Medical, Inc.(1)	18	391
Avantor, Inc.(1)	956	18,737
Aveanna Healthcare Holdings, Inc.(1)	3,085	4,627
Avidity Biosciences, Inc.(1)	19	317
Azenta, Inc.	2	94
Berkeley Lights, Inc.(1)	20	57
BioCryst Pharmaceuticals, Inc.(1)	22	278
Biogen, Inc.(1)	4	1,160
Biohaven Pharmaceutical Holding Co. Ltd.(1)	9	1,381
BioLife Solutions, Inc.(1)	12	272
BioMarin Pharmaceutical, Inc.(1)	6	466
Bionano Genomics, Inc.(1)	114	209
Bio-Rad Laboratories, Inc. - Class A(1)	1	267
Bioventus, Inc. - Class A(1)	11	78
Bioxcel Therapeutics, Inc.(1)	8	92
Bluebird Bio, Inc.(1)	30	189
Boston Scientific Corp.(1)	259	10,042
Bridgebio Pharma, Inc.(1)	15	154
Brookdale Senior Living, Inc.(1)	71	302
Butterfly Network, Inc.(1)	51	240
C4 Therapeutics, Inc.(1)	17	146
Cara Therapeutics, Inc.(1)	17	157
Cardinal Health, Inc.	85	5,684
Cardiovascular Systems, Inc.(1)	7	103
CareMax, Inc.(1)	24	167
Caribou Biosciences, Inc.(1)	21	219
Castle Biosciences, Inc.(1)	9	240
Catalent, Inc.(1)	3	248
Celldex Therapeutics, Inc.(1)	14	390
Centene Corp.(1)	104	8,126
Century Therapeutics, Inc.(1)	7	68
Certara, Inc.(1)	1	15
Change Healthcare, Inc.(1)	7	197
Charles River Laboratories International, Inc.(1)(2)	0	19
Chemed Corp.(2)	0	120
ChemoCentryx, Inc.(1)	6	326
Chimerix, Inc.(1)	8	15
Chinook Therapeutics, Inc.(1)	19	372
Cigna Corp.	23	6,508

CinCor Pharma, Inc.(1)	8	249
Cogent Biosciences, Inc.(1)	24	363
Community Health Systems, Inc.(1)	48	103
Computer Programs & Systems, Inc.(1)	5	142
Convey Health Solutions Holdings, Inc.(1)	6	65
Cooper Companies, Inc.	44	11,574
Covetrus, Inc.(1)	40	843
Crinetics Pharmaceuticals, Inc.(1)	17	343
Cross Country Healthcare, Inc.(1)	12	346
CryoPort, Inc.(1)	3	71
CTI BioPharma Corp.(1)	31	180
Cue Health, Inc.(1)	43	129
Cullinan Oncology, Inc.(1)	12	148
Cytokinetics, Inc.(1)	3	151
DaVita, Inc.(1)	65	5,380
Day One Biopharmaceuticals, Inc.(1)	11	211
Deciphera Pharmaceuticals, Inc.(1)	13	232
Definitive Healthcare Corp. - Class A(1)(2)	0	7
Dentsply Sirona, Inc.	6	180
Design Therapeutics, Inc.(1)	13	216
DICE Therapeutics, Inc.(1)	11	221
Doximity, Inc. - Class A(1)	2	53
Dyne Therapeutics, Inc.(1)	12	157
Edgewise Therapeutics, Inc.(1)	12	115
Editas Medicine, Inc. - Class A(1)	26	318
Eiger BioPharmaceuticals, Inc.(1)	1	11
Elanco Animal Health, Inc.(1)	395	4,898
Embecta Corp.	50	1,436
Emergent BioSolutions, Inc.(1)	19	403
Enanta Pharmaceuticals, Inc.(1)	7	353
Encompass Health Corp.	3	132
Enhabit, Inc.(1)	1	20
Enochian Biosciences, Inc.(1)	7	12
Enovis Corp.(1)	271	12,495
Envista Holdings Corp.(1)	429	14,063
EQRx, Inc.(1)	77	379
Erasca, Inc.(1)	25	193
Exact Sciences Corp.(1)	4	139
Exelixis, Inc.(1)	1	21
EyePoint Pharmaceuticals, Inc.(1)	5	39
FibroGen, Inc.(1)	4	51
Figs, Inc. - Class A(1)	7	58
Forma Therapeutics Holdings, Inc.(1)	14	278
Fulcrum Therapeutics, Inc.(1)	14	111
Fulgent Genetics, Inc.(1)	8	320
Gelesis Holdings, Inc.(1)	8	9
Generation Bio Co.(1)	19	102
Geron Corp.(1)	40	94
Globus Medical, Inc. - Class A(1)	2	125
HCA Healthcare, Inc.	64	11,790
Health Catalyst, Inc.(1)	21	202
HealthStream, Inc.(1)	8	178
Henry Schein, Inc.(1)	4	263
HilleVax, Inc.(1)	4	74
Hims & Hers Health, Inc.(1)	7	37
Hologic, Inc.(1)	188	12,159

Horizon Therapeutics Plc(1)(2)	0	31
Humana, Inc.	34	16,393
ICON Plc(1)	124	22,875
Icosavax, Inc.(1)	10	31
ICU Medical, Inc.(1)	44	6,641
Ideaya Biosciences, Inc.(1)	14	202
IGM Biosciences, Inc.(1)	1	25
Imago Biosciences, Inc.(1)	5	69
ImmunityBio, Inc.(1)	7	36
ImmunoGen, Inc.(1)	42	203
Immunovant, Inc.(1)	14	76
Inari Medical, Inc.(1)	2	117
Incyte Corp.(1)	1	50
Innovage Holding Corp.(1)	5	32
Innoviva, Inc.(1)	147	1,710
Inogen, Inc.(1)	8	206
Inotiv, Inc.(1)	7	114
Inovio Pharmaceuticals, Inc.(1)	94	162
Instil Bio, Inc.(1)	28	134
Integer Holdings Corp.(1)	176	10,969
Integra LifeSciences Holdings Corp.(1)	2	90
Intellia Therapeutics, Inc.(1)	10	559
Invitae Corp.(1)	89	219
Invivyd, Inc.(1)	20	64
Ionis Pharmaceuticals, Inc.(1)(2)	0	15
Iovance Biotherapeutics, Inc.(1)	57	547
IQVIA Holdings, Inc.(1)	94	16,977
Ironwood Pharmaceuticals, Inc. - Class A(1)	370	3,828
iTeos Therapeutics, Inc.(1)	9	176
Janux Therapeutics, Inc.(1)	7	96
Jazz Pharmaceuticals Plc(1)	77	10,329
Jounce Therapeutics, Inc.(1)	17	40
KalVista Pharmaceuticals, Inc.(1)	10	143
Keros Therapeutics, Inc.(1)(2)	0	19
Kezar Life Sciences, Inc.(1)	20	173
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1	7
Kinnate Biopharma, Inc.(1)	11	136
Kodiak Sciences, Inc.(1)	13	104
Kronos Bio, Inc.(1)	17	57
Krystal Biotech, Inc.(1)	5	378
Kura Oncology, Inc.(1)	24	331
Kymera Therapeutics, Inc.(1)	14	312
Laboratory Corp. of America Holdings	45	9,173
Lannett Co., Inc.(1)	58	26
Lantheus Holdings, Inc.(1)	327	23,015
Lexicon Pharmaceuticals, Inc.(1)	20	48
LifeStance Health Group, Inc.(1)	26	172
Ligand Pharmaceuticals, Inc.(1)	5	440
Liquidia Corp.(1)	6	34
LivaNova Plc(1)	5	247
Lyell Immunopharma, Inc.(1)	67	488
MacroGenics, Inc.(1)	22	75
MannKind Corp.(1)	85	261
Maravai LifeSciences Holdings, Inc. - Class A(1)	148	3,781
Masimo Corp.(1)(2)	0	48
MaxCyte, Inc.(1)	33	216

McKesson Corp.	34	11,658
MeiraGTx Holdings Plc(1)	11	94
Merit Medical Systems, Inc.(1)	3	164
Mersana Therapeutics, Inc.(1)	34	231
MiMedx Group, Inc.(1)	44	126
Mirati Therapeutics, Inc.(1)	1	89
ModivCare, Inc.(1)	118	11,755
Molina Healthcare, Inc.(1)(2)	0	124
Monte Rosa Therapeutics, Inc.(1)	10	83
Morphic Holding, Inc.(1)	1	39
Multiplan Corp.(1)	145	415
Myriad Genetics, Inc.(1)	30	579
NanoString Technologies, Inc.(1)	1	19
Nano-X Imaging Ltd.(1)	16	182
Natera, Inc.(1)(2)	0	7
National HealthCare Corp.	6	407
Nautilus Biotechnology, Inc. - Class A(1)	21	44
Nektar Therapeutics - Class A(1)	69	219
Neogen Corp.(1)	3	46
NeoGenomics, Inc.(1)	49	420
NextGen Healthcare, Inc.(1)	12	206
NGM Biopharmaceuticals, Inc.(1)	6	75
Nkarta, Inc.(1)	13	166
Nurix Therapeutics, Inc.(1)	18	231
Nuvalent, Inc. - Class A(1)	7	129
Nuvation Bio, Inc.(1)	44	100
Oak Street Health, Inc.(1)	3	85
OPKO Health, Inc.(1)	155	293
OraSure Technologies, Inc.(1)	26	98
Organon & Co.	164	3,848
Orthofix Medical, Inc.(1)	7	139
Owens & Minor, Inc.	25	602
P3 Health Partners, Inc.(1)	5	21
Pacific Biosciences of California, Inc.(1)	87	505
Pardes Biosciences, Inc. - Class A(1)	14	26
Patterson Companies, Inc.	91	2,194
Pear Therapeutics, Inc.(1)	14	28
Pediatrix Medical Group, Inc.(1)	32	526
PepGen, Inc.(1)	2	20
PerkinElmer, Inc.	4	453
Perrigo Co. Plc	4	140
PetIQ, Inc. - Class A(1)	2	14
Phreesia, Inc.(1)	10	256
PMV Pharmaceuticals, Inc.(1)	14	170
Point Biopharma Global, Inc. - Class A(1)	1	11
Praxis Precision Medicines, Inc.(1)	16	36
Precigen, Inc.(1)	5	10
Premier, Inc. - Class A	236	7,996
Prestige Consumer Healthcare, Inc.(1)	277	13,821
Protagonist Therapeutics, Inc.(1)	18	153
Provention Bio, Inc.(1)	3	14
PTC Therapeutics, Inc.(1)	6	323
QIAGEN NV(1)	7	280
Quanterix Corp.(1)	11	117
Quantum-Si, Inc.(1)	37	101
Quest Diagnostics, Inc.	3	429

QuidelOrtho Corp.(1)	74	5,319
Rallybio Corp.(1)	1	20
RAPT Therapeutics, Inc.(1)	3	69
Reata Pharmaceuticals, Inc. - Class A(1)	2	44
Recursion Pharmaceuticals, Inc. - Class A(1)	47	503
REGENXBIO, Inc.(1)	15	409
Relay Therapeutics, Inc.(1)	27	601
Relmada Therapeutics, Inc.(1)	3	108
Repligen Corp.(1)(2)	0	89
Replimune Group, Inc.(1)	15	264
REVOLUTION Medicines, Inc.(1)	24	480
Rocket Pharmaceuticals, Inc.(1)	17	268
Royalty Pharma Plc - Class A	11	441
RxSight, Inc.(1)	1	13
Sage Therapeutics, Inc.(1)	20	777
Sana Biotechnology, Inc.(1)	34	202
Sangamo Therapeutics, Inc.(1)	46	225
Science 37 Holdings, Inc.(1)	6	10
SeaSpine Holdings Corp.(1)	14	79
Seer, Inc. - Class A(1)	20	153
Select Medical Holdings Corp.	98	2,166
Sema4 Holdings Corp.(1)	57	50
Sharecare, Inc.(1)	111	212
Sight Sciences, Inc.(1)	7	44
Signify Health, Inc. - Class A(1)	2	57
Singular Genomics Systems, Inc.(1)	19	48
SomaLogic, Inc.(1)	51	147
Sorrento Therapeutics, Inc.(1)	123	192
SpringWorks Therapeutics, Inc.(1)	11	303
STERIS Plc	3	496
Stoke Therapeutics, Inc.(1)	9	111
Supernus Pharmaceuticals, Inc.(1)	18	624
Surgery Partners, Inc.(1)	2	38
Sutro Biopharma, Inc.(1)	19	106
Syndax Pharmaceuticals, Inc.(1)	16	374
Syneos Health, Inc. - Class A(1)	310	14,632
Tactile Systems Technology, Inc.(1)	5	36
Talaris Therapeutics, Inc.(1)	8	20
Tandem Diabetes Care, Inc.(1)(2)	0	5
Tango Therapeutics, Inc.(1)	16	59
Tarsus Pharmaceuticals, Inc.(1)	7	122
Teladoc Health, Inc.(1)	4	108
Teleflex, Inc.	1	283
Tenaya Therapeutics, Inc.(1)	9	27
Tenet Healthcare Corp.(1)	3	161
Theravance Biopharma, Inc.(1)	3	33
Theseus Pharmaceuticals, Inc.(1)	6	32
Travere Therapeutics, Inc. - Class Preferre(1)	2	52
Tricida, Inc.(1)	11	112
Twist Bioscience Corp.(1)	7	232
Tyra Biosciences, Inc.(1)	5	42
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	20
United Therapeutics Corp.(1)	33	6,938
Universal Health Services, Inc. - Class B	42	3,740
Utah Medical Products, Inc.(2)	0	5
Vanda Pharmaceuticals, Inc.(1)	21	206

Varex Imaging Corp.(1)	14	303
Vaxart, Inc.(1)	39	85
VBI Vaccines, Inc.(1)	66	46
Vera Therapeutics, Inc. - Class A(1)(2)	0	8
Veracyte, Inc.(1)	28	459
Verve Therapeutics, Inc.(1)	15	506
Viatris, Inc.	269	2,290
ViewRay, Inc.(1)	7	26
Vir Biotechnology, Inc.(1)	28	540
Viridian Therapeutics, Inc.(1)	3	59
VistaGen Therapeutics, Inc.(1)	11	2
Xencor, Inc.(1)	22	568
Zentalis Pharmaceuticals, Inc.(1)	1	17
Zimmer Biomet Holdings, Inc.	101	10,584
Zimvie, Inc.(1)	37	366
Zogenix, Inc.(1)(4)	21	13

Total Healthcare		486,321

Industrials – 16.66%
3D Systems Corp.(1)	49	391
AAR Corp.(1)	13	474
ABM Industries, Inc.	284	10,865
ACCO Brands Corp.	35	173
Acuity Brands, Inc.	1	151
ACV Auctions, Inc. - Class A(1)	23	162
Advanced Drainage Systems, Inc.	78	9,663
AECOM	4	252
Aerojet Rocketdyne Holdings, Inc.(1)	8	307
AerSale Corp.(1)	6	117
AGCO Corp.	102	9,848
Air Lease Corp. - Class A	236	7,330
Air Transport Services Group, Inc.(1)	14	344
Alamo Group, Inc.	1	64
Alaska Air Group, Inc.(1)	390	15,265
Albany International Corp. - Class A	10	758
Alight, Inc. - Class A(1)	130	956
Allegiant Travel Co. - Class A(1)	47	3,457
Allegion Plc	159	14,262
Allied Motion Technologies, Inc.(2)	0	10
Allison Transmission Holdings, Inc.	110	3,718
Alta Equipment Group, Inc.	6	62
Altra Industrial Motion Corp.	319	10,739
AMERCO(2)	0	135
American Airlines Group, Inc.(1)	132	1,585
American Woodmark Corp.(1)	6	266
AMETEK, Inc.	306	34,659
AO Smith Corp.	3	137
API Group Corp.(1)	79	1,052
ArcBest Corp.	50	3,650
Archer Aviation, Inc. - Class A(1)	55	143
Arcosa, Inc.	169	9,665
Argan, Inc.	5	175
Armstrong World Industries, Inc.	1	45
ASGN, Inc.(1)	87	7,838
Astec Industries, Inc.	9	272
Astra Space, Inc.(1)	54	33
Astronics Corp.(1)	9	70

Atkore, Inc.(1)	69	5,346
Atlas Air Worldwide Holdings, Inc.(1)	24	2,259
Atlas Technical Consultants, Inc.(1)	3	17
Avis Budget Group, Inc.(1)	1	133
Axon Enterprise, Inc.(1)	55	6,364
AZEK Co., Inc. - Class A(1)	223	3,711
AZZ, Inc.	9	324
Barnes Group, Inc.	19	539
Barrett Business Services, Inc.	14	1,116
Beacon Roofing Supply, Inc.(1)	60	3,283
Bird Global, Inc. - Class A(1)	81	29
Blade Air Mobility, Inc.(1)	23	91
BlueLinx Holdings, Inc.(1)	3	212
Boise Cascade Co.	103	6,115
Brady Corp. - Class A	4	166
BrightView Holdings, Inc.(1)	17	132
Brink’s Co.	243	11,790
Brookfield Business Corp. - Class A	1	28
Builders FirstSource, Inc.(1)	5	274
BWX Technologies, Inc.	184	9,284
CACI International, Inc. - Class A(1)	111	29,042
Caesarstone Ltd.	10	89
Carlisle Companies, Inc.(2)	0	64
Carrier Global Corp.	25	900
Casella Waste Systems, Inc. - Class A(1)	152	11,575
CBIZ, Inc.(1)	317	13,572
CECO Environmental Corp.(1)	49	438
CH Robinson Worldwide, Inc.	3	255
Charah Solutions, Inc.(1)	69	127
Cintas Corp.(2)	0	68
CIRCOR International, Inc.(1)	5	87
Clarivate Plc(1)	14	130
Clean Harbors, Inc.(1)	2	166
Columbus McKinnon Corp.	11	277
CompX International, Inc.	1	8
Concrete Pumping Holdings, Inc.(1)	9	56
Copa Holdings SA - Class A(1)	1	57
Copart, Inc.(1)	96	10,232
Core & Main, Inc. - Class A(1)	1	32
CoreCivic, Inc.(1)	202	1,785
Costamare, Inc.	20	177
CoStar Group, Inc.(1)	10	699
Covenant Logistics Group, Inc. - Class A	4	113
Crane Holdings Co.	122	10,710
Cummins, Inc.	47	9,544
Curtiss-Wright Corp.	64	8,906
Custom Truck One Source, Inc.(1)	16	93
Delta Air Lines, Inc.(1)	123	3,460
Deluxe Corp.	162	2,703
Desktop Metal, Inc. - Class A(1)	100	260
DIRTT Environmental Solutions(1)	126	54
Distribution Solutions Group, Inc.(1)(2)	0	7
Donaldson Co., Inc.	3	149
Dover Corp.	173	20,224
Driven Brands Holdings, Inc.(1)	2	42
Ducommun, Inc.(1)	4	164

Dun & Bradstreet Holdings, Inc.	7	92
DXP Enterprises, Inc.(1)	39	933
Dycom Industries, Inc.(1)	16	1,488
Eagle Bulk Shipping, Inc.	5	224
Eaton Corp. Plc	142	18,947
EMCOR Group, Inc.	30	3,418
Encore Wire Corp.	7	817
EnerSys	14	818
Eneti, Inc.	10	65
Ennis, Inc.	9	190
EnPro Industries, Inc.	8	678
Equifax, Inc.	29	4,901
Esab Corp.	452	15,079
ESCO Technologies, Inc.	160	11,750
ESS Tech, Inc.(1)	2	9
Expeditors International of Washington, Inc.	100	8,793
Fathom Digital Manufacturing C(1)	4	9
Federal Signal Corp.	264	9,869
FedEx Corp.	26	3,799
Ferguson Plc	65	6,699
First Advantage Corp.(1)	21	266
Flowserve Corp.	309	7,498
Fluor Corp.(1)	5	123
Fortive Corp.	11	621
Fortune Brands Home & Security, Inc.	3	138
Forward Air Corp.	168	15,173
FTI Consulting, Inc.(1)	1	97
FuelCell Energy, Inc.(1)	40	137
Gates Industrial Corp. Plc(1)	220	2,147
GATX Corp.	13	1,096
Genco Shipping & Trading Ltd.	14	176
GEO Group, Inc.(1)	43	332
Gibraltar Industries, Inc.(1)	309	12,664
Global Industrial Co.	1	38
GMS, Inc.(1)	53	2,134
Golden Ocean Group Ltd.	47	351
Gorman-Rupp Co.	7	166
Graco, Inc.	2	94
Graham Corp.	22	192
Granite Construction, Inc.	17	433
Great Lakes Dredge & Dock Corp.(1)	19	144
Greenbrier Companies, Inc.	13	304
Griffon Corp.	9	259
GXO Logistics, Inc.(1)	3	99
Harsco Corp.(1)	30	114
Hawaiian Holdings, Inc.(1)	19	253
Hayward Holdings, Inc.(1)	118	1,044
Healthcare Services Group, Inc.	15	182
Heartland Express, Inc.	18	259
HEICO Corp.(2)	0	14
HEICO Corp. - Class A(2)	0	17
Heidrick & Struggles International, Inc.	7	194
Heritage-Crystal Clean, Inc.(1)	6	181
Hertz Global Holdings, Inc.(1)	6	100
Hexcel Corp.	192	9,956
Hillenbrand, Inc.	115	4,216

Hillman Solutions Corp.(1)	131	984
HireRight Holdings Corp.(1)	427	6,508
Howmet Aerospace, Inc.	519	16,037
Hub Group, Inc. - Class A(1)	13	878
Hubbell, Inc. - Class B	39	8,737
Huntington Ingalls Industries, Inc.	23	5,185
Huron Consulting Group, Inc.(1)	3	206
Hydrofarm Holdings Group, Inc.(1)	16	31
Hyliion Holdings Corp.(1)	51	148
Hyster-Yale Materials Handling, Inc.	4	86
IAA, Inc.(1)	1	21
ICF International, Inc.	132	14,395
IDEX Corp.	2	373
IES Holdings, Inc.(1)	1	24
Ingersoll Rand, Inc.	12	521
Interface, Inc. - Class A	4	35
ITT, Inc.	128	8,338
Jacobs Solutions, Inc.	4	412
JB Hunt Transport Services, Inc.(2)	0	42
JELD-WEN Holding, Inc.(1)	21	182
JetBlue Airways Corp.(1)	10	66
Joby Aviation, Inc.(1)	9	38
Kaman Corp.	11	303
KAR Auction Services, Inc.(1)	153	1,707
Karat Packaging, Inc.(1)	12	188
KBR, Inc.	210	9,070
Kelly Services, Inc. - Class A	13	178
Kennametal, Inc.	31	647
Kimball International, Inc. - Class B	13	82
Kirby Corp.(1)	179	10,908
Knight-Swift Transportation Holdings, Inc. - Class A	5	226
Korn Ferry	62	2,905
Kratos Defense & Security Solutions, Inc.(1)	47	479
L3Harris Technologies, Inc.	41	8,522
Landstar System, Inc.	61	8,737
Leidos Holdings, Inc.	68	5,935
Lennox International, Inc.	1	211
Li-Cycle Holdings Corp.(1)	31	167
Loomis AB - Class B	54	1,331
Luxfer Holdings Plc	33	483
Lyft, Inc. - Class A(1)	2	24
Manitowoc Co., Inc.(1)	14	107
ManpowerGroup, Inc.	60	3,883
Markforged Holding Corp.(1)	34	68
Marten Transport Ltd.	6	116
Masco Corp.	203	9,483
MasTec, Inc.(1)	2	114
Matson, Inc.	15	909
Matthews International Corp. - Class A	11	254
Maxar Technologies, Inc.	201	3,764
MDU Resources Group, Inc.	154	4,221
Mercury Systems, Inc.(1)	2	70
Microvast Holdings, Inc.(1)	26	46
Middleby Corp.(1)	1	188
Miller Industries, Inc.	4	83
MillerKnoll, Inc.	287	4,484

Momentus, Inc.(1)	13	17
Moog, Inc. - Class A	60	4,242
MSA Safety, Inc.	1	74
MSC Industrial Direct Co., Inc. - Class A	1	103
Mueller Industries, Inc.	14	814
National Presto Industries, Inc.	2	131
Nielsen Holdings Plc	11	298
NL Industries, Inc.	3	21
Nordson Corp.	1	282
Norfolk Southern Corp.	54	11,348
Northwest Pipe Co.(1)	3	88
NOW, Inc.(1)	42	418
NuScale Power Corp.(1)	12	138
nVent Electric Plc	548	17,335
Oshkosh Corp.	2	135
Otis Worldwide Corp.	364	23,254
Owens Corning	66	5,226
PACCAR, Inc.	10	849
Park Aerospace Corp.	7	75
Parker-Hannifin Corp.	117	28,385
Parsons Corp.(1)	13	512
Pentair Plc	5	197
Planet Labs PBC(1)	7	40
Plug Power, Inc.(1)	8	165
Powell Industries, Inc.	3	72
Preformed Line Products Co.	1	65
Primoris Services Corp.	19	311
Proterra, Inc.(1)	46	230
Proto Labs, Inc.(1)	9	330
Quad/Graphics, Inc.(1)	12	32
Quanex Building Products Corp.	12	224
Quanta Services, Inc.	2	244
RADA Electronic Industries Ltd.(1)	23	217
Radiant Logistics, Inc.(1)	10	58
RBC Bearings, Inc.(1)	9	1,943
Redwire Corp.(1)	6	15
Regal Rexnord Corp.	97	13,588
Republic Services, Inc. - Class A	225	30,607
Resideo Technologies, Inc.(1)	351	6,696
Resources Connection, Inc.	12	217
REV Group, Inc.	13	140
Robert Half International, Inc.	60	4,559
Rockwell Automation, Inc.	1	244
Rollins, Inc.	1	17
Rush Enterprises, Inc. - Class A	16	701
Rush Enterprises, Inc. - Class B	3	135
Ryder System, Inc.	40	3,054
Safe Bulkers, Inc.	27	66
Schneider National, Inc. - Class B	260	5,288
Science Applications International Corp.	90	7,966
Sensata Technologies Holding Plc	270	10,079
SiteOne Landscape Supply, Inc.(1)	1	55
Skillsoft Corp.(1)	32	59
SkyWest, Inc.(1)	19	315
Snap-on, Inc.	25	5,085
Southwest Airlines Co.(1)	18	542

Spire Global, Inc.(1)	43	47
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	4
Spirit Airlines, Inc.(1)	42	788
SPX Technologies, Inc.(1)	17	931
Standex International Corp.	128	10,449
Stanley Black & Decker, Inc.	4	328
Steelcase, Inc. - Class A	34	223
Stem, Inc.(1)	3	40
Stericycle, Inc.(1)	98	4,116
Sterling Check Corp.(1)	1	12
Sterling Infrastructure, Inc.(1)	2	46
Sunrun, Inc.(1)	6	170
Tecnoglass, Inc.	84	1,765
Tennant Co.	4	219
Terex Corp.	13	389
Terran Orbital Corp.(1)	9	15
Tetra Tech, Inc.	1	119
Textainer Group Holdings Ltd.	197	5,291
Textron, Inc.	282	16,429
Thermon Group Holdings, Inc.(1)	12	188
Timken Co.	292	17,263
Titan Machinery, Inc.(1)	8	216
Trane Technologies Plc	3	425
TransDigm Group, Inc.	1	493
TransUnion	74	4,400
Trinity Industries, Inc.	27	572
Triton International Ltd.	24	1,290
Triumph Group, Inc.(1)	25	216
TrueBlue, Inc.(1)	13	240
TuSimple Holdings, Inc. - Class A(1)	55	414
Tutor Perini Corp.(1)	16	91
UFP Industries, Inc.	3	207
UniFirst Corp.	8	1,288
United Airlines Holdings, Inc.(1)	77	2,519
United Rentals, Inc.(1)	11	3,058
Univar Solutions, Inc.(1)	101	2,289
Universal Logistics Holdings, Inc.	1	17
V2X, Inc.(1)	4	156
Valmont Industries, Inc.	1	143
Vertiv Holdings Co. - Class A	636	6,183
Viad Corp.(1)	8	247
View, Inc.(1)	45	60
Virgin Galactic Holdings, Inc.(1)	45	214
VSE Corp.	4	149
Wabash National Corp.	3	40
Watsco, Inc.(2)	0	122
Werner Enterprises, Inc.	22	815
WESCO International, Inc.(1)	190	22,644
Westinghouse Air Brake Technologies Corp.	5	437
Wheels Up Experience, Inc.(1)	58	67
Willdan Group, Inc.(1)	4	53
WillScot Mobile Mini Holdings Corp. - Class A(1)	716	28,883
Woodward, Inc.	2	139
XPO Logistics, Inc.(1)	150	6,657
Xylem, Inc.	5	399

Total Industrials		950,777

Information Technology – 8.90%
908 Devices, Inc.(1)	7	111
A10 Networks, Inc.	5	72
ACI Worldwide, Inc.(1)	273	5,711
ACM Research, Inc. - Class A(1)	16	198
ADTRAN Holdings, Inc.	3	52
Advanced Energy Industries, Inc.	9	729
Aeva Technologies, Inc.(1)	35	65
Affirm Holdings, Inc. - Class A(1)	5	99
Akamai Technologies, Inc.(1)	5	376
Alpha & Omega Semiconductor Ltd.(1)	2	62
Amdocs Ltd.	54	4,283
American Software, Inc. - Class A	3	53
Amkor Technology, Inc.	394	6,721
Amphenol Corp. - Class A	4	285
Analog Devices, Inc.	34	4,781
ANSYS, Inc.(1)	1	268
Arrow Electronics, Inc.(1)	89	8,194
Avaya Holdings Corp.(1)	36	58
Aviat Networks, Inc.(1)	2	68
Avid Technology, Inc.(1)	5	114
AvidXchange Holdings, Inc.(1)	6	49
Avnet, Inc.	100	3,619
AXT, Inc.(1)	15	98
Belden, Inc.	252	15,121
Benchmark Electronics, Inc.	13	322
Benefitfocus, Inc.(1)	3	16
Bill.com Holdings, Inc.(1)	3	387
Black Knight, Inc.(1)	4	273
Blackbaud, Inc.(1)	1	45
Blend Labs, Inc. - Class A(1)	71	157
Brightcove, Inc.(1)	4	25
Broadridge Financial Solutions, Inc.(2)	0	48
C3.ai, Inc. - Class A(1)	21	265
Calix, Inc.(1)	5	279
Cantaloupe, Inc.(1)	10	33
Cass Information Systems, Inc.	4	152
CCC Intelligent Solutions Holdings, Inc.(1)	3	27
CDW Corp.	48	7,511
Cerence, Inc.(1)	15	234
Ceridian HCM Holding, Inc.(1)	3	182
ChannelAdvisor Corp.(1)	11	246
Check Point Software Technologies Ltd.(1)	242	27,138
Ciena Corp.(1)	155	6,285
Cipher Mining, Inc.(1)	16	20
Cirrus Logic, Inc.(1)	34	2,324
Citrix Systems, Inc.	2	204
Cleanspark, Inc.(1)	17	55
Cognex Corp.(2)	0	14
Cognizant Technology Solutions Corp. - Class A	323	18,575
Coherent Corp.(1)	122	4,259
Cohu, Inc.(1)	389	10,028
CompoSecure, Inc.(1)	2	11
Comtech Telecommunications Corp.	11	106
Concentrix Corp.	1	145
Conduent, Inc.(1)	65	216

Consensus Cloud Solutions, Inc.(1)	15	697
Core Scientific, Inc.(1)	94	122
Corning, Inc.	21	616
Corsair Gaming, Inc.(1)	6	72
Coupa Software, Inc.(1)	1	59
Cvent Holding Corp. - Class A(1)	18	95
Dell Technologies, Inc. - Class C	7	225
Diebold Nixdorf, Inc.(1)	9	21
Digi International, Inc.(1)	9	303
Digital Turbine, Inc.(1)	47	672
Diodes, Inc.(1)	44	2,838
Dolby Laboratories, Inc. - Class A	2	117
DoubleVerify Holdings, Inc.(1)(2)	0	7
Dropbox, Inc. - Class A(1)	1	12
DXC Technology Co.(1)	122	2,975
E2open Parent Holdings, Inc.(1)	76	461
Eastman Kodak Co.(1)	23	106
Ebix, Inc.	8	157
Edgio, Inc.(1)	3	7
eGain Corp.(1)	4	30
Entegris, Inc.	24	2,033
ePlus, Inc.(1)	3	109
Euronet Worldwide, Inc.(1)	12	928
Everbridge, Inc.(1)	101	3,133
EverCommerce, Inc.(1)	8	84
EVERTEC, Inc.	239	7,482
Evolv Technologies Holdings, Inc.(1)	30	63
F5, Inc.(1)	2	252
Fair Isaac Corp.(1)	18	7,460
FARO Technologies, Inc.(1)	6	175
Fastly, Inc. - Class A(1)	42	388
First Solar, Inc.(1)	3	417
Flex Ltd.(1)	241	4,022
ForgeRock, Inc. - Class A(1)	4	53
FormFactor, Inc.(1)	250	6,251
Genpact Ltd.	3	112
Global Payments, Inc.	88	9,528
GLOBALFOUNDRIES, Inc.(1)	1	69
GoDaddy, Inc. - Class A(1)	4	282
Greenidge Generation Holdings, Inc.(1)	3	7
Guidewire Software, Inc.(1)	3	156
Hackett Group, Inc.	1	21
Hewlett Packard Enterprise Co.	471	5,647
HP, Inc.	433	10,788
IBEX Holdings Ltd.(1)	30	565
Ichor Holdings Ltd.(1)	11	257
Impinj, Inc.(1)	1	57
Informatica, Inc. - Class A(1)	1	18
Information Services Group, Inc.	7	32
Inseego Corp.(1)	28	58
Insight Enterprises, Inc.(1)	2	167
Instructure Holdings, Inc.(1)	5	122
InterDigital, Inc.	7	289
IonQ, Inc.(1)	40	205
IPG Photonics Corp.(1)	1	87
Itron, Inc.(1)	16	675

Jabil, Inc.	123	7,081
Jamf Holding Corp.(1)(2)	0	6
Juniper Networks, Inc.	10	249
Kaleyra, Inc.(1)	10	9
Keysight Technologies, Inc.(1)	32	5,106
Kimball Electronics, Inc.(1)	9	162
KLA Corp.	14	4,275
Knowles Corp.(1)	34	414
Kulicke & Soffa Industries, Inc.	90	3,456
Kyndryl Holdings, Inc.(1)	6	50
Latch, Inc.(1)	41	39
Littelfuse, Inc.	1	144
LiveRamp Holdings, Inc.(1)	25	463
LiveVox Holdings, Inc.(1)	12	36
Lumentum Holdings, Inc.(1)	2	141
Manhattan Associates, Inc.(1)	1	95
Marathon Digital Holdings, Inc.(1)	43	455
Matterport, Inc.(1)	23	87
MAXIMUS, Inc.	347	20,101
Methode Electronics, Inc.	367	13,634
Microchip Technology, Inc.	173	10,570
MicroStrategy, Inc. - Class A(1)	1	316
Mirion Technologies, Inc.(1)	53	393
Mitek Systems, Inc.(1)	2	21
MKS Instruments, Inc.	2	142
MoneyGram International, Inc.(1)	36	373
Motorola Solutions, Inc.	222	49,630
N-able, Inc.(1)	1,210	11,171
National Instruments Corp.	3	126
nCino, Inc.(1)	2	56
NCR Corp.(1)	82	1,561
NetApp, Inc.	152	9,422
NETGEAR, Inc.(1)	10	210
NetScout Systems, Inc.(1)	26	823
nLight, Inc.(1)	17	159
NortonLifeLock, Inc.	535	10,769
Nutanix, Inc. - Class A(1)	3	63
NXP Semiconductors NV	69	10,156
Okta, Inc. - Class A(1)	4	219
Olo, Inc. - Class A(1)	34	272
ON Semiconductor Corp.(1)	5	300
ON24, Inc.(1)	16	145
OneSpan, Inc.(1)	9	79
OSI Systems, Inc.(1)	5	396
Ouster, Inc.(1)	49	47
PAR Technology Corp.(1)	6	187
Paya Holdings, Inc. - Class A(1)	1,267	7,741
Paycor HCM, Inc.(1)	1	42
Paysafe Ltd.(1)	128	176
PC Connection, Inc.	4	188
Perficient, Inc.(1)	115	7,488
PFSweb, Inc.(1)	7	61
Photronics, Inc.(1)	6	87
Ping Identity Holding Corp.(1)	30	836
Plexus Corp.(1)	186	16,277
Procore Technologies, Inc.(1)	1	28

PROS Holdings, Inc.(1)	5	130
Qorvo, Inc.(1)	178	14,123
Rackspace Technology, Inc.(1)	23	95
Rambus, Inc.(1)	388	9,874
Repay Holdings Corp. - Class A(1)	34	239
Ribbon Communications, Inc.(1)	29	65
Rigetti Computing, Inc.(1)	11	21
Riot Blockchain, Inc.(1)	52	364
Sabre Corp.(1)	552	2,842
Sanmina Corp.(1)	77	3,561
Sapiens International Corp. NV	3	61
ScanSource, Inc.(1)	10	256
Seagate Technology Holdings Plc	125	6,664
SecureWorks Corp. - Class A(1)	5	37
Semtech Corp.(1)	116	3,406
SentinelOne, Inc. - Class A(1)	2	39
Skyworks Solutions, Inc.	5	409
Softchoice Corp.	411	6,116
SolarWinds Corp.(1)	18	139
Squarespace, Inc. - Class A(1)	9	195
SS&C Technologies Holdings, Inc.	7	321
StoneCo Ltd. - Class A(1)	51	488
Sumo Logic, Inc.(1)	15	115
Switch, Inc. - Class A	2	60
TaskUS, Inc. - Class A(1)	187	3,012
TD SYNNEX Corp.	32	2,574
TE Connectivity Ltd.	163	17,956
Teledyne Technologies, Inc.(1)	1	465
Teradata Corp.(1)	134	4,170
Teradyne, Inc.(2)	0	33
Terawulf, Inc.(1)	13	16
Trimble, Inc.(1)	7	399
TTM Technologies, Inc.(1)	214	2,820
Turtle Beach Corp.(1)	2	14
Twilio, Inc. - Class A(1)	3	218
Tyler Technologies, Inc.(1)(2)	0	56
Ubiquiti, Inc.(2)	0	36
UiPath, Inc. - Class A(1)	10	127
Ultra Clean Holdings, Inc.(1)	11	290
Unisys Corp.(1)	7	55
Unity Software, Inc.(1)	2	65
Upland Software, Inc.(1)	12	96
Veeco Instruments, Inc.(1)	4	79
Velodyne Lidar, Inc.(1)	81	76
Verint Systems, Inc.(1)	146	4,886
VeriSign, Inc.(1)	3	436
Viasat, Inc.(1)	2	65
Vishay Intertechnology, Inc.	178	3,171
Vishay Precision Group, Inc.(1)	4	131
Vontier Corp.	86	1,431
Western Digital Corp.(1)	201	6,540
Western Union Co.	193	2,600
WEX, Inc.(1)(2)	0	47
Wix.com Ltd.(1)(2)	0	28
WM Technology, Inc.(1)	5	8
WNS Holdings Ltd. - ADR(1)	54	4,407

Wolfspeed, Inc.(1)	3	355
Xerox Holdings Corp.	134	1,752
Xperi Holding Corp.	40	562
Zebra Technologies Corp. - Class A(1)	1	235
Zoom Video Communications, Inc. - Class A(1)	4	276

Total Information Technology		507,993

Materials – 6.58%
AdvanSix, Inc.	7	219
Albemarle Corp.	2	450
Alcoa Corp.	5	178
Amcor Plc	45	478
American Vanguard Corp.	1	26
Amyris, Inc.(1)	68	199
AptarGroup, Inc.	2	183
Arconic Corp.(1)	321	5,464
Ardagh Group SA - Class A(2)(4)	0	5
Ardagh Metal Packaging SA	1,052	5,092
Ashland, Inc.	151	14,346
Avery Dennison Corp.	79	12,825
Avient Corp.	479	14,527
Axalta Coating Systems Ltd.(1)	769	16,205
Ball Corp.	6	266
Berry Global Group, Inc.(1)	288	13,409
Cabot Corp.	33	2,104
Carpenter Technology Corp.	18	575
Celanese Corp. - Class A	39	3,545
Chase Corp.	2	170
Chemours Co.	122	3,010
Clearwater Paper Corp.(1)	6	238
Cleveland-Cliffs, Inc.(1)	16	209
Coeur Mining, Inc.(1)	106	362
Commercial Metals Co.	38	1,365
Constellium SE - Class A(1)	298	3,021
Corteva, Inc.	299	17,109
Crown Holdings, Inc.	316	25,615
Cryptyde, Inc.(1)	3	2
Danimer Scientific, Inc.(1)	36	106
Diversey Holdings Ltd.(1)	1,439	6,995
Dow, Inc.	68	2,978
DuPont de Nemours, Inc.	208	10,461
Eagle Materials, Inc.(2)	0	22
Eastman Chemical Co.	65	4,607
Ecovyst, Inc.(1)	29	242
Element Solutions, Inc.	986	16,037
FMC Corp.	245	25,905
Freeport-McMoRan, Inc.	480	13,128
FutureFuel Corp.	11	69
Ginkgo Bioworks Holdings, Inc.(1)	19	60
Glatfelter Corp.	17	53
Graphic Packaging Holding Co.	591	11,672
Greif, Inc. - Class A	112	6,678
Greif, Inc. - Class B	2	107
Hawkins, Inc.	3	108
Haynes International, Inc.	5	161
HB Fuller Co.	187	11,239
Hecla Mining Co.	211	833

Huntsman Corp.	143	3,501
Ingevity Corp.(1)	55	3,329
Innospec, Inc.	2	134
International Flavors & Fragrances, Inc.	8	691
International Paper Co.	107	3,386
Intrepid Potash, Inc.(1)	4	176
Ivanhoe Electric, Inc.(1)	2	20
Kaiser Aluminum Corp.	45	2,779
Koppers Holdings, Inc.	91	1,896
Louisiana-Pacific Corp.	2	103
LyondellBasell Industries NV - Class A	108	8,112
Martin Marietta Materials, Inc.	2	542
Materion Corp.	118	9,454
Mativ Holdings, Inc.	69	1,524
Minerals Technologies, Inc.	49	2,441
Mosaic Co.	140	6,747
NewMarket Corp.(2)	0	53
Novagold Resources, Inc.(1)	4	18
Nucor Corp.	8	832
O-I Glass, Inc.(1)	190	2,456
Olin Corp.	4	171
Olympic Steel, Inc.	3	78
Origin Materials, Inc.(1)	15	77
Packaging Corp. of America	3	308
Pactiv Evergreen, Inc.	549	4,794
Perimeter Solutions SA(1)	46	367
Piedmont Lithium, Inc.(1)	5	261
PolyMet Mining Corp.(1)	12	34
PPG Industries, Inc.	113	12,456
PureCycle Technologies, Inc.(1)	8	67
Quaker Chemical Corp.	30	4,328
Ranpak Holdings Corp. - Class A(1)	16	54
Rayonier Advanced Materials, Inc.(1)	23	72
Reliance Steel & Aluminum Co.	46	7,998
Resolute Forest Products, Inc.(1)	18	351
Royal Gold, Inc.	2	173
RPM International, Inc.	4	300
Ryerson Holding Corp.	7	180
Schnitzer Steel Industries, Inc. - Class A	9	259
Scotts Miracle-Gro Co.	1	34
Sealed Air Corp.	86	3,823
Sensient Technologies Corp.	1	76
Silgan Holdings, Inc.	370	15,572
Sonoco Products Co.	3	164
SSR Mining, Inc.	6	94
Steel Dynamics, Inc.	97	6,908
Stepan Co.	7	684
Summit Materials, Inc. - Class A(1)	46	1,094
SunCoke Energy, Inc.	31	180
Sylvamo Corp.	8	275
TimkenSteel Corp.(1)	17	261
Tredegar Corp.	11	102
TriMas Corp.	310	7,767
Trinseo Plc	53	970
Tronox Holdings Plc - Class A	45	547
United States Lime & Minerals, Inc.(2)	0	20

United States Steel Corp.	7	125
Valhi, Inc.	1	28
Vulcan Materials Co.	2	315
Warrior Met Coal, Inc.	18	506
Westlake Corp.	1	83
Westrock Co.	77	2,375
Worthington Industries, Inc.	12	456

Total Materials		375,639

Real Estate – 5.77%
Acadia Realty Trust	34	428
Agree Realty Corp.	30	2,037
Alexander & Baldwin, Inc.	27	448
Alexandria Real Estate Equities, Inc.	5	673
American Assets Trust, Inc.	19	487
American Homes 4 Rent - Class A	201	6,594
American Realty Investors, Inc.(1)	1	14
Americold Realty Trust, Inc.	8	198
Anywhere Real Estate, Inc.(1)	43	350
Apartment Income REIT Corp.	4	163
Apartment Investment & Management Co. - Class A	56	412
Apple Hospitality REIT, Inc.	291	4,085
Armada Hoffler Properties, Inc.	25	261
Ashford Hospitality Trust, Inc.(1)	13	88
AvalonBay Communities, Inc.	4	763
Bluerock Residential Growth REIT, Inc. - Class A	7	192
Boston Properties, Inc.	5	353
Braemar Hotels & Resorts, Inc.	25	106
Brandywine Realty Trust	285	1,920
Brixmor Property Group, Inc.	464	8,576
Broadstone Net Lease, Inc. - Class A	577	8,966
BRT Apartments Corp.	4	88
Camden Property Trust	3	335
CareTrust REIT, Inc.	106	1,925
CBL & Associates Properties, Inc.	8	214
CBRE Group, Inc. - Class A(1)	5	328
Centerspace	6	392
Chatham Lodging Trust(1)	123	1,214
City Office REIT, Inc.	132	1,314
Clipper Realty, Inc.	1	4
Community Healthcare Trust, Inc.	3	112
Corporate Office Properties Trust	38	892
Cousins Properties, Inc.	231	5,383
CTO Realty Growth, Inc.	7	123
CubeSmart	425	17,029
Cushman & Wakefield Plc(1)	233	2,672
DiamondRock Hospitality Co.	80	598
DigitalBridge Group, Inc.	7	86
Diversified Healthcare Trust	358	355
Doma Holdings, Inc.(1)	47	21
Douglas Elliman, Inc.	27	110
Douglas Emmett, Inc.	349	6,266
Duke Realty Corp.	158	7,626
Easterly Government Properties, Inc. - Class A	77	1,209
EastGroup Properties, Inc.	1	175
Empire State Realty Trust, Inc. - Class A	881	5,782
EPR Properties	62	2,215

Equity Commonwealth	41	990
Equity LifeStyle Properties, Inc.	2	128
Equity Residential	150	10,090
Essential Properties Realty Trust, Inc.	49	947
Essex Property Trust, Inc.	52	12,689
Extra Space Storage, Inc.	3	601
Farmland Partners, Inc.	19	235
Federal Realty Investment Trust	2	213
First Industrial Realty Trust, Inc.	4	176
Forestar Group, Inc.(1)	5	57
Four Corners Property Trust, Inc.	95	2,299
Franklin Street Properties Corp.	156	409
FRP Holdings, Inc.(1)	2	134
Gaming & Leisure Properties, Inc.	67	2,983
Getty Realty Corp.	46	1,226
Gladstone Commercial Corp.	2	30
Gladstone Land Corp.	6	107
Global Medical REIT, Inc.	23	198
Global Net Lease, Inc.	231	2,459
Healthcare Realty Trust, Inc. - Class A	11	233
Healthpeak Properties, Inc.	278	6,373
Hersha Hospitality Trust - Class A	12	92
Highwoods Properties, Inc.	29	773
Host Hotels & Resorts, Inc.	227	3,610
Howard Hughes Corp.(1)	1	58
Hudson Pacific Properties, Inc.	4	43
Independence Realty Trust, Inc.	85	1,425
Indus Realty Trust, Inc.	2	106
Industrial Logistics Properties Trust	137	756
InvenTrust Properties Corp.	26	555
Invitation Homes, Inc.	18	617
Iron Mountain, Inc.	77	3,364
iStar, Inc.	26	240
JBG SMITH Properties	3	58
Jones Lang LaSalle, Inc.(1)	29	4,359
Kennedy-Wilson Holdings, Inc.	46	708
Kilroy Realty Corp.	96	4,041
Kimco Realty Corp.	18	330
Kite Realty Group Trust	167	2,873
Lamar Advertising Co. - Class A	87	7,172
Life Storage, Inc.	34	3,762
LTC Properties, Inc.	15	571
LXP Industrial Trust	695	6,367
Macerich Co.	82	652
Medical Properties Trust, Inc.	336	3,982
Mid-America Apartment Communities, Inc.	3	532
National Health Investors, Inc.	39	2,231
National Retail Properties, Inc.	5	210
National Storage Affiliates Trust	160	6,654
Necessity Retail REIT, Inc.	50	297
NETSTREIT Corp.	50	891
Newmark Group, Inc. - Class A	50	406
NexPoint Residential Trust, Inc.	1	24
Office Properties Income Trust	116	1,625
Omega Healthcare Investors, Inc.	196	5,766
One Liberty Properties, Inc.	6	129

Opendoor Technologies, Inc.(1)	10	31
Orion Office REIT, Inc.	22	189
Paramount Group, Inc.	468	2,918
Park Hotels & Resorts, Inc.	7	78
Pebblebrook Hotel Trust	539	7,821
Phillips Edison & Co., Inc.	322	9,024
Physicians Realty Trust	126	1,902
Piedmont Office Realty Trust, Inc. - Class A	241	2,540
Plymouth Industrial REIT, Inc.	478	8,036
Postal Realty Trust, Inc. - Class A	3	45
PotlatchDeltic Corp.	300	12,320
Rayonier, Inc.	239	7,155
Re/Max Holdings, Inc. - Class A	7	131
Realty Income Corp.	18	1,071
Regency Centers Corp.	222	11,979
Retail Opportunity Investments Corp.	46	635
Rexford Industrial Realty, Inc.	5	263
RLJ Lodging Trust	62	629
RMR Group, Inc. - Class A	2	57
RPT Realty	31	237
Ryman Hospitality Properties, Inc.	113	8,301
Sabra Health Care REIT, Inc.	419	5,491
Safehold, Inc.	3	85
Saul Centers, Inc.(2)	0	12
SBA Communications Corp. - Class A	2	700
Seritage Growth Properties(1)	15	138
Service Properties Trust	180	934
Simon Property Group, Inc.	46	4,137
SITE Centers Corp.	76	810
SL Green Realty Corp.	2	75
Spirit Realty Capital, Inc.	4	146
STAG Industrial, Inc.	69	1,968
STORE Capital Corp.	8	238
Stratus Properties, Inc.	2	54
Summit Hotel Properties, Inc.	147	988
Sun Communities, Inc.	4	491
Sunstone Hotel Investors, Inc.	81	768
Tanger Factory Outlet Centers, Inc.	188	2,573
Tejon Ranch Co.(1)	7	101
Terreno Realty Corp.	29	1,516
Transcontinental Realty Investors, Inc.(1)(2)	0	20
UDR, Inc.	77	3,229
UMH Properties, Inc.	3	53
Uniti Group, Inc.	391	2,719
Urban Edge Properties	44	591
Urstadt Biddle Properties, Inc. - Class A	10	160
Ventas, Inc.	12	481
Veris Residential, Inc.(1)	32	365
VICI Properties, Inc.	29	857
Vornado Realty Trust	5	118
Washington Real Estate Investment Trust	34	589
Welltower, Inc.	211	13,567
WeWork, Inc. - Class A(1)	4	10
Weyerhaeuser Co.	244	6,979
Whitestone REIT - Class B	18	152
WP Carey, Inc.	6	397

Xenia Hotels & Resorts, Inc.	44	607
Zillow Group, Inc. - Class A(1)	2	48
Zillow Group, Inc. - Class C(1)	4	125

Total Real Estate		329,092

Utilities – 6.00%
AES Corp.	16	372
ALLETE, Inc.	36	1,804
Alliant Energy Corp.	462	24,497
Altus Power, Inc. - Class A(1)	11	123
Ameren Corp.	310	24,985
American Electric Power Co., Inc.	116	9,996
American States Water Co.	7	575
American Water Works Co., Inc.	5	706
Artesian Resources Corp. - Class A	1	49
Atmos Energy Corp.	4	416
Avangrid, Inc.	2	88
Avista Corp.	27	1,013
Black Hills Corp.	207	13,991
Brookfield Renewable Corp. - Class A	4	125
California Water Service Group	15	801
CenterPoint Energy, Inc.	855	24,103
Chesapeake Utilities Corp.	3	324
CMS Energy Corp.	425	24,781
Consolidated Edison, Inc.	11	911
Constellation Energy Corp.	10	811
DTE Energy Co.	114	13,150
Edison International	11	636
Entergy Corp.	152	15,267
Essential Utilities, Inc.	7	287
Evergy, Inc.	488	28,979
Eversource Energy	10	802
FirstEnergy Corp.	252	9,316
Hawaiian Electric Industries, Inc.	3	112
IDACORP, Inc.	2	151
MGE Energy, Inc.	100	6,535
National Fuel Gas Co.	95	5,852
New Jersey Resources Corp.	222	8,588
NiSource, Inc.	12	303
Northwest Natural Holding Co.	22	970
NorthWestern Corp.	22	1,074
NRG Energy, Inc.	232	8,860
OGE Energy Corp.	6	216
ONE Gas, Inc.	257	18,085
Ormat Technologies, Inc.	8	663
Otter Tail Corp.	9	541
PG&E Corp.(1)	46	575
Pinnacle West Capital Corp.	3	219
PNM Resources, Inc.	50	2,291
Portland General Electric Co.	250	10,847
PPL Corp.	22	554
Public Service Enterprise Group, Inc.	15	831
SJW Group	10	588
South Jersey Industries, Inc.	382	12,753
Southwest Gas Holdings, Inc.	42	2,947
Spire, Inc.	20	1,239
Sunnova Energy International, Inc.(1)	38	837

UGI Corp.		441	14,244
Unitil Corp.		6	274
Via Renewables, Inc. - Class A(2)		0	3
Vistra Corp.		1,980	41,571
WEC Energy Group, Inc.		9	838
Xcel Energy, Inc.		16	1,037

Total Utilities			342,506

Total Common Stocks (Cost: $4,956,981)			5,517,776

EXCHANGE TRADED FUNDS – 0.39%
iShares Russell Mid-Capital Value ETF		233	22,394

Total Exchange Traded Funds (Cost: $27,137)			22,394

SHORT-TERM INVESTMENTS – 2.92%
Money Market Funds – 2.82%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(3)		160,896	160,896

Total Money Market Funds (Cost: $160,896)			160,896

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.10%
ANZ, London, 2.58% due 10/03/2022		$2,836	2,836
Barclays Bank, London, 2.58% due 10/03/2022		2,178	2,178
Brown Brothers Harriman, 2.32% due 10/03/2022(2)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 2.58% due 10/03/2022		$224	224
Sumitomo Trust Bank, London, 2.58% due 10/03/2022		419	419

Total Time Deposits (Cost: $5,657)			5,657

Total Short-Term Investments (Cost: $166,553)			166,553

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $5,150,671)			5,706,723

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.03%			1,472

TOTAL NET ASSETS – 100.00%			$5,708,195

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $21 or 0.00% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
36	E-mini Russell 2000 Future	Dec. 2022	$3,274	$3,005	$(269)
6	S&P 500 E-mini Future	Dec. 2022	1,165	1,080	(85)
1	S&P MidCap 400 E-mini Future	Dec. 2022	246	221	(25)

					$(379)

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 94.90%
Communication Services – 2.20%
AMC Entertainment Holdings, Inc. - Class A(1)	1	$9
AMC Networks, Inc. - Class A(1)	1	21
Bumble, Inc. - Class A(1)	3	69
Cable One, Inc.(2)	0	363
Cogent Communications Holdings, Inc.	1	35
Criteo SA - ADR(1)	12	316
IAC, Inc.(1)(2)	0	21
Iridium Communications, Inc.(1)	1	57
Liberty Latin America Ltd. - Class C(1)	3	21
Liberty Media Corp.-Liberty Formula One - Class C(1)	4	231
Lions Gate Entertainment Corp. - Class B(1)	3	19
Match Group, Inc.(1)	1	42
News Corp. - Class B	1	22
Nexstar Media Group, Inc. - Class A	5	760
Omnicom Group, Inc.(2)	0	21
Paramount Global - Class B	1	20
Pinterest, Inc. - Class A(1)	1	29
ROBLOX Corp. - Class A(1)	3	115
Roku, Inc. - Class A(1)(2)	0	22
Shenandoah Telecommunications Co.	2	28
Spotify Technology SA(1)(2)	0	20
Take-Two Interactive Software, Inc.(1)	2	213
TEGNA, Inc.	3	63
Trade Desk, Inc. - Class A(1)	5	304
TrueCar, Inc.(1)	33	49
Twitter, Inc.(1)	1	48
Warner Bros Discovery, Inc.(1)	3	31
Ziff Davis, Inc.(1)	1	41
ZoomInfo Technologies, Inc. - Class A(1)	4	152

Total Communication Services		3,142

Consumer Discretionary – 11.26%
Abercrombie & Fitch Co. - Class A(1)	2	29
Academy Sports & Outdoors, Inc.	1	40
Adient Plc(1)	2	51
ADT, Inc.	45	335
Adtalem Global Education, Inc.(1)	1	28
American Axle & Manufacturing Holdings, Inc.(1)	4	28
American Eagle Outfitters, Inc.	2	21
Aptiv Plc(1)	3	255
Aramark	5	151
Asbury Automotive Group, Inc.(1)(2)	0	40
AutoZone, Inc.(1)(2)	0	251
Best Buy Co., Inc.	3	179
Big Lots, Inc.	2	24
Booking Holdings, Inc.(1)(2)	0	61
BorgWarner, Inc.(2)	0	13
Bright Horizons Family Solutions, Inc.(1)(2)	0	25
Burlington Stores, Inc.(1)(2)	0	40
Caesars Entertainment, Inc.(1)	1	42
CarMax, Inc.(1)	2	130
Carnival Corp.(1)	5	36
Carter’s, Inc.	4	265
Cavco Industries, Inc.(1)(2)	0	37

Century Communities, Inc.(2)	0	0
Chegg, Inc.(1)	2	32
Chewy, Inc. - Class A(1)	2	67
Children’s Place, Inc.(1)	1	24
Chipotle Mexican Grill, Inc. - Class A(1)(2)	0	392
Choice Hotels International, Inc.(2)	0	47
Churchill Downs, Inc.(2)	0	35
Coursera, Inc.(1)	2	23
Cracker Barrel Old Country Store, Inc.	1	49
Crocs, Inc.(1)	4	255
Dana, Inc.	19	217
Darden Restaurants, Inc.(2)	0	22
Dave & Buster’s Entertainment, Inc.(1)	1	21
Deckers Outdoor Corp.(1)	1	403
Dine Brands Global, Inc.	4	282
Domino’s Pizza, Inc.(2)	0	20
DR Horton, Inc.	9	634
Duolingo, Inc. - Class A(1)(2)	0	20
eBay, Inc.	1	23
Etsy, Inc.(1)(2)	0	31
Expedia Group, Inc.(1)(2)	0	36
Five Below, Inc.(1)	3	446
Floor & Decor Holdings, Inc. - Class A(1)	6	409
Foot Locker, Inc.	2	59
Fox Factory Holding Corp.(1)	6	458
Frontdoor, Inc.(1)	2	33
Garmin Ltd.(2)	0	31
Genesco, Inc.(1)	1	26
Gentex Corp.	2	39
G-III Apparel Group Ltd.(1)	2	34
Goodyear Tire & Rubber Co.(1)	30	301
Graham Holdings Co. - Class B(2)	0	32
Green Brick Partners, Inc.(1)	1	27
Group 1 Automotive, Inc.(2)	0	20
Hanesbrands, Inc.	5	35
Helen of Troy Ltd.(1)	2	156
Hilton Grand Vacations, Inc.(1)	7	229
Hilton Worldwide Holdings, Inc.	3	353
International Game Technology Plc	1	23
Jack in the Box, Inc.(2)	0	31
Johnson Outdoors, Inc. - Class A(2)	0	16
KB Home	9	233
Krispy Kreme, Inc.	2	27
La-Z-Boy, Inc.	1	14
Lear Corp.	5	543
Lennar Corp. - Class A	1	59
Levi Strauss & Co. - Class A	10	143
LGI Homes, Inc.(1)	1	49
Life Time Group Holdings, Inc.(1)	2	22
Light & Wonder, Inc.(1)	4	158
Lithia Motors, Inc. - Class A(2)	0	89
LKQ Corp.	20	956
Lululemon Athletica, Inc.(1)(2)	0	126
MGM Resorts International	2	48
Monro, Inc.	1	24
Murphy USA, Inc.(2)	0	42
National Vision Holdings, Inc.(1)	1	31
Nordstrom, Inc.	1	25
Norwegian Cruise Line Holdings Ltd.(1)	4	46
NVR, Inc.(1)(2)	0	68
On Holding AG - Class A(1)	5	77

O’Reilly Automotive, Inc.(1)(2)	0	80
Oxford Industries, Inc.(2)	0	41
Papa John’s International, Inc.	5	329
Patrick Industries, Inc.	1	34
Penske Automotive Group, Inc.(2)	0	33
Planet Fitness, Inc. - Class A(1)	5	302
Pool Corp.	2	657
PulteGroup, Inc.	10	372
Qurate Retail, Inc.	8	16
Ralph Lauren Corp. - Class A	4	322
Red Rock Resorts, Inc. - Class A	1	30
Ross Stores, Inc.(2)	0	42
Royal Caribbean Cruises Ltd.(1)	3	105
Sally Beauty Holdings, Inc.(1)	22	271
SeaWorld Entertainment, Inc.(1)(2)	0	21
Signet Jewelers Ltd.(2)	0	26
Sonos, Inc.(1)	2	23
Tapestry, Inc.	12	332
Taylor Morrison Home Corp. - Class A(1)	8	197
Tempur Sealy International, Inc.	1	27
Texas Roadhouse, Inc. - Class A	5	407
Topgolf Callaway Brands Corp.(1)	2	34
Tractor Supply Co.	3	616
Travel + Leisure Co.	1	33
Ulta Beauty, Inc.(1)(2)	0	41
Urban Outfitters, Inc.(1)	2	40
Vail Resorts, Inc.(2)	0	105
VF Corp.	1	28
Vista Outdoor, Inc.(1)	1	18
Visteon Corp.(1)(2)	0	32
Wendy’s Co.	5	96
Whirlpool Corp.(2)	0	43
Williams-Sonoma, Inc.	2	278
Wingstop, Inc.	2	232
Winnebago Industries, Inc.(2)	0	19
Wyndham Hotels & Resorts, Inc.	2	123
Yum China Holdings, Inc.	8	401
Yum! Brands, Inc.(2)	0	17

Total Consumer Discretionary		16,075

Consumer Staples – 3.39%
B&G Foods, Inc.	2	27
BellRing Brands, Inc.(1)	1	22
BJ’s Wholesale Club Holdings, Inc.(1)	7	495
Casey’s General Stores, Inc.	1	219
Celsius Holdings, Inc.(1)(2)	0	28
Church & Dwight Co., Inc.	12	846
Clorox Co.(2)	0	23
Coca-Cola Consolidated, Inc.(2)	0	28
Constellation Brands, Inc. - Class A	1	180
Edgewell Personal Care Co.	1	38
Energizer Holdings, Inc.	1	13
Flowers Foods, Inc.	2	42
Hain Celestial Group, Inc.(1)	7	124
Herbalife Nutrition Ltd.(1)	1	19
Hershey Co.(2)	0	66
Hormel Foods Corp.	1	24
Hostess Brands, Inc. - Class A(1)	9	213
John B Sanfilippo & Son, Inc.(2)	0	11
Kellogg Co.(2)	0	18
Keurig Dr Pepper, Inc.	19	698
Lancaster Colony Corp.(2)	0	27

Medifast, Inc.(2)	0	21
Nomad Foods Ltd.(1)	23	332
Nu Skin Enterprises, Inc. - Class A	1	20
Performance Food Group Co.(1)	1	46
Primo Water Corp.	5	60
Reynolds Consumer Products, Inc.	28	721
Simply Good Foods Co.(1)	1	24
Sprouts Farmers Market, Inc.(1)	2	43
TreeHouse Foods, Inc.(1)	1	29
Tyson Foods, Inc. - Class A	1	61
United Natural Foods, Inc.(1)	1	22
Village Super Market, Inc. - Class A	1	13
WD-40 Co.	2	287

Total Consumer Staples		4,840

Energy – 4.15%
Antero Resources Corp.(1)	4	133
APA Corp.	1	44
Baker Hughes Co. - Class A	12	243
Berry Corp.	3	25
Bristow Group, Inc.(1)	1	23
Cactus, Inc. - Class A(2)	0	8
Cameco Corp.	12	305
ChampionX Corp.	3	53
Cheniere Energy, Inc.	2	388
Chesapeake Energy Corp.	1	108
Chord Energy Corp.(2)	0	48
Civitas Resources, Inc.	1	44
CNX Resources Corp.(1)	3	42
CONSOL Energy, Inc.(2)	0	23
Continental Resources, Inc.(2)	0	29
Coterra Energy, Inc.	1	39
Delek US Holdings, Inc.	1	26
Denbury, Inc.(1)	3	222
Devon Energy Corp.	6	331
Diamondback Energy, Inc.	1	62
Dril-Quip, Inc.(1)	1	21
EOG Resources, Inc.	6	660
EQT Corp.	4	176
Equitrans Midstream Corp.	3	26
Expro Group Holdings NV(1)	4	47
Golar LNG Ltd.(1)	1	25
Green Plains, Inc.(1)	1	18
Halliburton Co.	3	62
Helmerich & Payne, Inc.	9	328
Hess Corp.	1	69
HF Sinclair Corp.	7	365
International Seaways, Inc.	2	63
Liberty Energy, Inc. - Class A(1)	2	26
Magnolia Oil & Gas Corp. - Class A	18	359
Marathon Oil Corp.	1	31
Matador Resources Co.	3	165
Murphy Oil Corp.	1	43
Nabors Industries Ltd.(1)(2)	0	21
NexTier Oilfield Solutions, Inc.(1)	4	29
Noble Corp Plc(1)	1	21
NOV, Inc.	6	102
ONEOK, Inc.(2)	0	19
Peabody Energy Corp.(1)	1	33
Permian Resources Corp. - Class A(1)	4	24
Phillips 66	1	50
RPC, Inc.	4	31

Scorpio Tankers, Inc.	1	45
SM Energy Co.	1	28
Solaris Oilfield Infrastructure, Inc. - Class A	2	21
Targa Resources Corp.	1	56
Texas Pacific Land Corp.(2)	0	247
Tidewater, Inc.(1)	2	46
Valero Energy Corp.	4	419
Williams Companies, Inc.	2	53

Total Energy		5,925

Financials – 14.67%
1st Source Corp.	1	33
Affiliated Managers Group, Inc.	1	87
Aflac, Inc.	1	36
Allstate Corp.	5	628
Ally Financial, Inc.	1	19
American Equity Investment Life Holding Co.	1	42
American Financial Group, Inc.	3	361
Ameriprise Financial, Inc.(2)	0	39
Ameris Bancorp	1	52
AMERISAFE, Inc.	1	36
Annaly Capital Management, Inc.	29	499
Arbor Realty Trust, Inc.	1	15
Arch Capital Group Ltd.(1)	22	999
Ares Management Corp. - Class A	3	183
Argo Group International Holdings Ltd.	2	38
Arrow Financial Corp.	1	34
Arthur J. Gallagher & Co.(2)	0	34
Associated Banc-Corp.	2	36
Atlantic Union Bankshares Corp.	1	22
Axis Capital Holdings Ltd.	2	99
Axos Financial, Inc.(1)	1	44
Bank First Corp.	1	52
Bank of Hawaii Corp.	3	251
BankUnited, Inc.	10	336
Blackstone Mortgage Trust, Inc. - Class A	1	35
Bread Financial Holdings, Inc.	1	44
Broadmark Realty Capital, Inc.	6	31
Brookline Bancorp, Inc.	3	40
Brown & Brown, Inc.	14	865
Byline Bancorp, Inc.	1	21
Cadence Bank	3	69
Cannae Holdings, Inc.(1)	2	46
Central Pacific Financial Corp.	1	24
Cincinnati Financial Corp.(2)	0	38
Claros Mortgage Trust, Inc.	4	51
CNA Financial Corp.	1	30
CNO Financial Group, Inc.	2	37
Cohen & Steers, Inc.	1	41
Coinbase Global, Inc. - Class A(1)	1	35
Columbia Financial, Inc.(1)	2	42
Comerica, Inc.	7	463
Community Bank System, Inc.	6	352
Community Trust Bancorp, Inc.(2)	0	1
Cowen, Inc. - Class A	1	29
CrossFirst Bankshares, Inc.(1)	3	37
Cullen/Frost Bankers, Inc.	4	467
CVB Financial Corp.	1	20
Diamond Hill Investment Group, Inc.(2)	0	23
Discover Financial Services	4	405
Donegal Group, Inc. - Class A	1	14
Dynex Capital, Inc.	2	24

Eagle Bancorp, Inc.	1	22
East West Bancorp, Inc.	2	136
Eastern Bankshares, Inc.	1	27
Ellington Financial, Inc.	1	8
Employers Holdings, Inc.	1	33
Enstar Group Ltd.(1)(2)	0	46
Essent Group Ltd.	1	40
Evercore, Inc. - Class A(2)	0	20
FactSet Research Systems, Inc.	1	464
Farmers National Banc Corp.	3	37
Fifth Third Bancorp	12	383
Financial Institutions, Inc.	1	32
First Bancorp	25	337
First Bancshares, Inc.	1	38
First Busey Corp.	3	61
First Citizens BancShares, Inc. - Class A	1	555
First Community Bankshares, Inc.	1	42
First Financial Bancorp	2	41
First Financial Bankshares, Inc.	13	556
First Financial Corp.	1	38
First Hawaiian, Inc.	17	409
First Horizon Corp.	1	23
First Interstate BancSystem, Inc. - Class A	1	54
First Merchants Corp.	1	40
First of Long Island Corp.	2	34
First Republic Bank	1	148
FirstCash Holdings, Inc.(2)	0	25
FNB Corp.	2	24
Genworth Financial, Inc. - Class A(1)	6	21
German American Bancorp, Inc.	1	48
Glacier Bancorp, Inc.	12	585
Green Dot Corp. - Class A(1)	2	32
Hamilton Lane, Inc. - Class A(2)	0	16
Hancock Whitney Corp.	2	75
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	36
Hanover Insurance Group, Inc.	3	340
HarborOne Bancorp, Inc.	3	36
Heritage Commerce Corp.	5	58
Hope Bancorp, Inc.	3	34
Horace Mann Educators Corp.	1	43
Horizon Bancorp, Inc.	2	39
Houlihan Lokey, Inc. - Class A	2	139
Independent Bank Corp.	3	54
Independent Bank Group, Inc.(2)	0	20
Jackson Financial, Inc. - Class A	1	19
Kemper Corp.	6	233
Kinsale Capital Group, Inc.	1	143
KKR & Co., Inc. - Class Miscella	1	48
Ladder Capital Corp. - Class A	3	31
Lakeland Bancorp, Inc.	3	40
Lemonade, Inc.(1)	1	26
Lincoln National Corp.(2)	0	14
Loews Corp.	6	301
LPL Financial Holdings, Inc.	3	743
Macatawa Bank Corp.	4	38
Manning & Napier, Inc. - Class A	2	26
Moelis & Co. - Class A	9	290
Morningstar, Inc.	1	125
Mr Cooper Group, Inc.(1)(2)	0	16
MSCI, Inc. - Class A	1	251
NBT Bancorp, Inc.	1	41

Northfield Bancorp, Inc.	3	47
Northwest Bancshares, Inc.	2	22
Old National Bancorp	5	81
Pacific Premier Bancorp, Inc.	1	39
PacWest Bancorp	2	40
Peapack Gladstone Financial Corp.	1	39
PROG Holdings, Inc.(1)	1	16
Progressive Corp.	2	188
Provident Financial Services, Inc.	4	85
Prudential Financial, Inc.(2)	0	28
Pzena Investment Management, Inc. - Class A	3	30
QCR Holdings, Inc.(2)	0	22
Radian Group, Inc.	3	50
Regions Financial Corp.	16	321
Reinsurance Group of America, Inc. - Class A	1	64
RLI Corp.	5	491
Rocket Companies, Inc. - Class A	4	23
S&P Global, Inc.(2)	0	144
Safety Insurance Group, Inc.(2)	0	35
Sandy Spring Bancorp, Inc.(2)	0	1
Seacoast Banking Corp. of Florida	1	36
SEI Investments Co.(2)	0	16
Selective Insurance Group, Inc.	4	340
Shore Bancshares, Inc.	1	19
Silvergate Capital Corp. - Class A(1)(2)	0	28
Simmons First National Corp. - Class A	2	34
South State Corp.	1	60
Southern First Bancshares, Inc.(1)	1	39
Stifel Financial Corp.	10	523
SVB Financial Group(1)(2)	0	127
Synchrony Financial	1	40
Synovus Financial Corp.	10	383
T Rowe Price Group, Inc.(2)	0	39
Texas Capital Bancshares, Inc.(1)	8	447
Tompkins Financial Corp.(2)	0	35
TPG INC - Class A	4	108
TPG RE Finance Trust, Inc.	2	13
Tradeweb Markets, Inc. - Class A	3	158
Triumph Bancorp, Inc.(1)(2)	0	25
Trupanion, Inc.(1)(2)	0	25
TrustCo Bank Corp. NY	1	38
Trustmark Corp.	1	42
Two Harbors Investment Corp.(2)	0	1
UMB Financial Corp.(2)	0	42
United Bankshares, Inc.	1	25
Universal Insurance Holdings, Inc.	4	40
Univest Financial Corp.	1	34
Walker & Dunlop, Inc.	1	46
Washington Federal, Inc.	2	59
Webster Financial Corp.	8	340
West Bancorp, Inc.	1	31
White Mountains Insurance Group Ltd.(2)	0	21
Wintrust Financial Corp.	5	409
WSFS Financial Corp.	1	51
Zions Bancorp N.A.	12	603

Total Financials		20,936

Healthcare – 13.37%
10X Genomics, Inc. - Class A(1)	2	45
1Life Healthcare, Inc.(1)	2	40
AbCellera Biologics, Inc.(1)	2	21
Acadia Healthcare Co., Inc.(1)	8	638

ACADIA Pharmaceuticals, Inc.(1)	3	47
AdaptHealth Corp. - Class A(1)	1	27
Agilent Technologies, Inc.	3	334
agilon health, Inc.(1)	1	31
Agios Pharmaceuticals, Inc.(1)	6	180
Alcon, Inc.	10	573
Align Technology, Inc.(1)(2)	0	28
Alignment Healthcare, Inc.(1)	16	186
Alkermes Plc(1)	2	34
Allogene Therapeutics, Inc.(1)	4	42
Alnylam Pharmaceuticals, Inc.(1)	2	379
Amedisys, Inc.(1)	1	132
American Well Corp. - Class A(1)	6	22
AmerisourceBergen Corp. - Class A(2)	0	38
Amicus Therapeutics, Inc.(1)	3	31
AMN Healthcare Services, Inc.(1)(2)	0	32
Apellis Pharmaceuticals, Inc.(1)(2)	0	33
Arrowhead Pharmaceuticals, Inc.(1)	1	27
Artivion, Inc.(1)	4	51
Arvinas, Inc.(1)	1	27
AtriCure, Inc.(1)	1	32
Avantor, Inc.(1)	1	21
Axonics, Inc.(1)	5	321
Beam Therapeutics, Inc.(1)	4	175
BioCryst Pharmaceuticals, Inc.(1)	2	26
Biogen, Inc.(1)(2)	0	60
Biohaven Pharmaceutical Holding Co. Ltd.(1)(2)	0	65
Bio-Rad Laboratories, Inc. - Class A(1)(2)	0	44
Bio-Techne Corp.	2	591
Blueprint Medicines Corp.(1)(2)	0	32
Cardiovascular Systems, Inc.(1)(2)	0	1
CareDx, Inc.(1)	1	22
Catalent, Inc.(1)	1	36
Celldex Therapeutics, Inc.(1)	1	19
Centene Corp.(1)	3	260
Cerevel Therapeutics Holdings, Inc.(1)	1	23
Change Healthcare, Inc.(1)	19	515
Charles River Laboratories International, Inc.(1)	2	442
Chemed Corp.	1	422
ChemoCentryx, Inc.(1)	1	27
Coherus Biosciences, Inc.(1)	4	39
CONMED Corp.(2)	0	20
Cooper Companies, Inc.	1	134
Covetrus, Inc.(1)	2	46
CryoPort, Inc.(1)	1	21
Cymabay Therapeutics, Inc.(1)	12	43
Cytokinetics, Inc.(1)	1	24
Deciphera Pharmaceuticals, Inc.(1)	2	31
Denali Therapeutics, Inc.(1)	1	26
DexCom, Inc.(1)	4	289
Elanco Animal Health, Inc.(1)	2	26
Ensign Group, Inc.	1	43
Envista Holdings Corp.(1)	11	367
Evolent Health, Inc. - Class A(1)	6	206
Exact Sciences Corp.(1)	3	92
Exelixis, Inc.(1)	21	336
Geron Corp.(1)	8	19
Glaukos Corp.(1)	1	28
Global Blood Therapeutics, Inc.(1)(2)	0	27
Guardant Health, Inc.(1)	7	353
Haemonetics Corp.(1)(2)	0	32

Halozyme Therapeutics, Inc.(1)	10	398
Hanger, Inc.(1)	3	51
Health Catalyst, Inc.(1)	5	50
HealthEquity, Inc.(1)	1	53
Hologic, Inc.(1)	3	192
Horizon Therapeutics Plc(1)	3	207
Humana, Inc.	2	742
ICON Plc(1)	2	423
IDEXX Laboratories, Inc.(1)(2)	0	103
Inari Medical, Inc.(1)	3	193
Insmed, Inc.(1)	1	31
Inspire Medical Systems, Inc.(1)(2)	0	28
Insulet Corp.(1)	2	455
Integer Holdings Corp.(1)	1	44
Integra LifeSciences Holdings Corp.(1)	7	303
Intellia Therapeutics, Inc.(1)(2)	0	26
Intra-Cellular Therapies, Inc.(1)	1	41
Iovance Biotherapeutics, Inc.(1)	2	24
IQVIA Holdings, Inc.(1)(2)	0	50
iRhythm Technologies, Inc.(1)	2	189
Ironwood Pharmaceuticals, Inc. - Class A(1)	5	51
IVERIC bio, Inc.(1)	2	38
Jazz Pharmaceuticals Plc(1)	1	184
Karuna Therapeutics, Inc.(1)(2)	0	58
Krystal Biotech, Inc.(1)(2)	0	28
Laboratory Corp. of America Holdings(2)	0	40
Lantheus Holdings, Inc.(1)	1	43
LHC Group, Inc.(1)(2)	0	20
Ligand Pharmaceuticals, Inc.(1)(2)	0	22
Lyell Immunopharma, Inc.(1)	3	19
Maravai LifeSciences Holdings, Inc. - Class A(1)	4	110
McKesson Corp.	1	202
Medpace Holdings, Inc.(1)(2)	0	39
Mettler-Toledo International, Inc.(1)(2)	0	262
Molina Healthcare, Inc.(1)	1	436
Multiplan Corp.(1)	9	27
Myriad Genetics, Inc.(1)	2	30
Natera, Inc.(1)	3	128
National HealthCare Corp.	1	39
NeoGenomics, Inc.(1)	3	26
Neurocrine Biosciences, Inc.(1)	5	576
Nevro Corp.(1)(2)	0	17
Novocure Ltd.(1)(2)	0	26
NuVasive, Inc.(1)	1	26
Omnicell, Inc.(1)	2	138
Option Care Health, Inc.(1)	1	32
Pacific Biosciences of California, Inc.(1)	8	47
Patterson Companies, Inc.	2	37
Pediatrix Medical Group, Inc.(1)	18	297
Phibro Animal Health Corp. - Class A	4	53
Prestige Consumer Healthcare, Inc.(1)	1	41
Privia Health Group, Inc.(1)	1	26
PTC Therapeutics, Inc.(1)	1	45
QIAGEN NV(1)	9	359
Quest Diagnostics, Inc.(2)	0	27
R1 RCM, Inc.(1)	2	32
REGENXBIO, Inc.(1)	1	29
Repligen Corp.(1)	2	283
ResMed, Inc.	1	272
Revance Therapeutics, Inc.(1)	1	37
Royalty Pharma Plc - Class A	4	141

Sage Therapeutics, Inc.(1)	1	27
Sarepta Therapeutics, Inc.(1)	1	159
Schrodinger, Inc.(1)	1	25
Seagen, Inc.(1)	1	135
Select Medical Holdings Corp.	2	51
Shockwave Medical, Inc.(1)	1	349
Silk Road Medical, Inc.(1)	1	30
SomaLogic, Inc.(1)	7	20
SpringWorks Therapeutics, Inc.(1)	1	28
STAAR Surgical Co.(1)(2)	0	30
Stevanato Group SpA	12	203
Surgery Partners, Inc.(1)	1	23
Surmodics, Inc.(1)	1	24
Syneos Health, Inc. - Class A(1)	7	323
Teladoc Health, Inc.(1)	1	26
Twist Bioscience Corp.(1)	1	33
Ultragenyx Pharmaceutical, Inc.(1)	4	166
Universal Health Services, Inc. - Class B	2	209
US Physical Therapy, Inc.(2)	0	31
Veeva Systems, Inc. - Class A(1)(2)	0	29
Veracyte, Inc.(1)	1	20
West Pharmaceutical Services, Inc.	2	441
Zimmer Biomet Holdings, Inc.	4	422

Total Healthcare		19,084

Industrials – 19.86%
3D Systems Corp.(1)	3	21
AAON, Inc.	7	379
AAR Corp.(1)	1	35
ABM Industries, Inc.	1	27
ACCO Brands Corp.	6	32
Advanced Drainage Systems, Inc.	1	123
AECOM	7	500
AerCap Holdings NV(1)	18	768
Aerojet Rocketdyne Holdings, Inc.(1)	1	45
Aerovironment, Inc.(1)(2)	0	26
AGCO Corp.(2)	0	48
Air Lease Corp. - Class A	3	107
Alamo Group, Inc.(2)	0	25
Alaska Air Group, Inc.(1)	5	209
Alight, Inc. - Class A(1)	5	39
Allegiant Travel Co. - Class A(1)(2)	0	36
Allegion Plc	3	310
Altra Industrial Motion Corp.	1	22
Ameresco, Inc. - Class A(1)	4	286
American Airlines Group, Inc.(1)	2	23
AMETEK, Inc.	2	198
AO Smith Corp.	1	65
API Group Corp.(1)	12	160
Applied Industrial Technologies, Inc.	1	58
ArcBest Corp.(2)	0	25
Arcosa, Inc.	8	444
ASGN, Inc.(1)(2)	0	41
Atkore, Inc.(1)(2)	0	23
Atlas Air Worldwide Holdings, Inc.(1)(2)	0	28
AZEK Co., Inc. - Class A(1)	3	46
AZZ, Inc.	1	19
Bloom Energy Corp. - Class A(1)	1	22
Boise Cascade Co.(2)	0	26
Booz Allen Hamilton Holding Corp. - Class A	3	234
BrightView Holdings, Inc.(1)	3	27
Builders FirstSource, Inc.(1)	2	129

Carlisle Companies, Inc.	4	1,203
Carrier Global Corp.	1	23
CBIZ, Inc.(1)	1	39
Chart Industries, Inc.(1)	2	343
Cintas Corp.(2)	0	93
Columbus McKinnon Corp.	2	52
Copart, Inc.(1)	4	394
Core & Main, Inc. - Class A(1)	16	357
CSW Industrials, Inc.(2)	0	21
Cummins, Inc.(2)	0	20
Delta Air Lines, Inc.(1)	4	99
Donaldson Co., Inc.	8	400
Ducommun, Inc.(1)	1	33
Dun & Bradstreet Holdings, Inc.	27	336
Dycom Industries, Inc.(1)	3	323
EMCOR Group, Inc.	1	67
Encore Wire Corp.(2)	0	43
EnerSys	1	39
Ennis, Inc.	1	12
Enovix Corp.(1)	1	20
Equifax, Inc.	1	143
ESCO Technologies, Inc.(2)	0	20
Expeditors International of Washington, Inc.	1	61
Exponent, Inc.	5	461
Fastenal Co.	1	40
Federal Signal Corp.	1	41
First Advantage Corp.(1)	2	25
Fluor Corp.(1)	6	153
Fortune Brands Home & Security, Inc.	1	69
Forward Air Corp.(2)	0	40
Franklin Electric Co., Inc.	1	45
Gates Industrial Corp. Plc(1)	21	201
GATX Corp.(2)	0	15
Generac Holdings, Inc.(1)(2)	0	52
Gibraltar Industries, Inc.(1)	1	36
Gorman-Rupp Co.	1	31
Graco, Inc.	9	518
Granite Construction, Inc.	1	19
Hawaiian Holdings, Inc.(1)	1	16
Heartland Express, Inc.	2	23
HEICO Corp.	2	220
HEICO Corp. - Class A	1	110
Helios Technologies, Inc.	1	43
Herc Holdings, Inc.	4	367
Hillenbrand, Inc.(2)	0	10
Hub Group, Inc. - Class A(1)(2)	0	33
Hubbell, Inc. - Class B	1	157
IAA, Inc.(1)	14	435
IDEX Corp.	2	447
Ingersoll Rand, Inc.	5	195
ITT, Inc.	2	100
Jacobs Solutions, Inc.	9	1,000
JB Hunt Transport Services, Inc.(2)	0	44
JELD-WEN Holding, Inc.(1)	3	26
JetBlue Airways Corp.(1)	5	31
John Bean Technologies Corp.	1	47
KBR, Inc.	1	41
Kelly Services, Inc. - Class A	2	27
Kirby Corp.(1)	12	719
Knight-Swift Transportation Holdings, Inc. - Class A	9	451
Korn Ferry	1	35

Lincoln Electric Holdings, Inc.	3	327
Lyft, Inc. - Class A(1)	2	24
Masonite International Corp.(1)	5	322
MasTec, Inc.(1)	7	463
Matson, Inc.(2)	0	23
Maxar Technologies, Inc.	1	20
Miller Industries, Inc.	2	51
MillerKnoll, Inc.	1	23
Moog, Inc. - Class A	1	38
Mueller Industries, Inc.	1	52
Mueller Water Products, Inc. - Class A	3	34
Nordson Corp.	4	896
nVent Electric Plc	1	21
Old Dominion Freight Line, Inc.	1	180
Oshkosh Corp.	3	221
Parker-Hannifin Corp.(2)	0	26
Pentair Plc	1	29
Plug Power, Inc.(1)	2	36
Proto Labs, Inc.(1)	1	23
Quanex Building Products Corp.	2	44
Quanta Services, Inc.	4	472
RBC Bearings, Inc.(1)	5	1,121
Regal Rexnord Corp.	3	405
Republic Services, Inc. - Class A	7	967
Resideo Technologies, Inc.(1)	2	32
Resources Connection, Inc.	1	15
Robert Half International, Inc.	3	259
Rollins, Inc.	12	416
Rush Enterprises, Inc. - Class A(2)	0	21
Saia, Inc.(1)(2)	0	40
Schneider National, Inc. - Class B	2	50
Sensata Technologies Holding Plc	7	254
Shoals Technologies Group, Inc. - Class A(1)	9	201
Simpson Manufacturing Co., Inc.	1	50
SiteOne Landscape Supply, Inc.(1)	2	239
SkyWest, Inc.(1)	2	34
Southwest Airlines Co.(1)	1	44
Spirit AeroSystems Holdings, Inc. - Class A	11	249
Spirit Airlines, Inc.(1)	1	24
Standex International Corp.(2)	0	34
Stanley Black & Decker, Inc.	1	93
Star Bulk Carriers Corp.	14	245
Steelcase, Inc. - Class A	8	49
Stericycle, Inc.(1)	1	42
Terex Corp.	1	40
Tetra Tech, Inc.	6	827
Timken Co.	5	280
Toro Co.	12	1,056
Trane Technologies Plc	3	363
TransDigm Group, Inc.(2)	0	30
TransUnion	1	37
Trex Co., Inc.(1)	1	29
TriNet Group, Inc.(1)	1	43
Triton International Ltd.	1	45
UFP Industries, Inc.	1	54
UniFirst Corp.(2)	0	48
United Airlines Holdings, Inc.(1)	1	43
United Rentals, Inc.(1)(2)	0	41
Upwork, Inc.(1)	1	20
Valmont Industries, Inc.	2	502
Verisk Analytics, Inc. - Class A(2)	0	26

Vertiv Holdings Co. - Class A	33	322
Viad Corp.(1)	1	34
Vicor Corp.(1)(2)	0	25
Watsco, Inc.	1	238
Watts Water Technologies, Inc. - Class A	1	182
Werner Enterprises, Inc.	1	43
WillScot Mobile Mini Holdings Corp. - Class A(1)	8	335
WW Grainger, Inc.(2)	0	51
XPO Logistics, Inc.(1)	6	246
Xylem, Inc.	1	105

Total Industrials		28,344

Information Technology – 15.93%
ACI Worldwide, Inc.(1)	15	304
ADTRAN Holdings, Inc.	2	30
Advanced Micro Devices, Inc.(1)	2	114
Akoustis Technologies, Inc.(1)(2)	0	0
Allegro MicroSystems, Inc.(1)	9	198
Alpha & Omega Semiconductor Ltd.(1)	1	30
Altair Engineering, Inc. - Class A(1)	1	28
Ambarella, Inc.(1)(2)	0	25
Amdocs Ltd.	11	879
Amphenol Corp. - Class A	1	42
Appian Corp. - Class A(1)	1	24
AppLovin Corp. - Class A(1)	1	21
Arista Networks, Inc.(1)	3	286
Arrow Electronics, Inc.(1)(2)	0	36
Asana, Inc. - Class A(1)	1	32
Aspen Technology, Inc.(1)	2	373
Atlassian Corp. Plc - Class A(1)(2)	0	101
Avalara, Inc.(1)	2	192
AvePoint, Inc.(1)	6	24
Avnet, Inc.	4	149
Belden, Inc.	5	295
Bentley Systems, Inc. - Class B	7	208
Bill.com Holdings, Inc.(1)	1	114
Blackline, Inc.(1)	1	32
Cadence Design Systems, Inc.(1)	2	374
Calix, Inc.(1)(2)	0	28
CDW Corp.(2)	0	31
Ciena Corp.(1)	3	126
Clear Secure, Inc. - Class A(1)	3	65
Cloudflare, Inc. - Class A(1)	1	46
Cognex Corp.	1	27
Cohu, Inc.(1)	1	32
CommScope Holding Co., Inc.(1)	4	38
CommVault Systems, Inc.(1)	6	293
Comtech Telecommunications Corp.	2	18
Confluent, Inc. - Class A(1)	5	111
Coupa Software, Inc.(1)(2)	0	26
Crowdstrike Holdings, Inc. - Class A(1)	2	351
CyberArk Software Ltd.(1)	2	304
Datadog, Inc. - Class A(1)	2	173
Dell Technologies, Inc. - Class C	1	25
DigitalOcean Holdings, Inc.(1)	4	133
Diodes, Inc.(1)	1	54
Duck Creek Technologies, Inc.(1)	2	24
DXC Technology Co.(1)	1	33
Dynatrace, Inc.(1)	6	193
E2open Parent Holdings, Inc.(1)	4	26
Ebix, Inc.	1	25
Elastic NV(1)	2	165

Enphase Energy, Inc.(1)(2)	0	90
Entegris, Inc.	8	663
Envestnet, Inc.(1)(2)	0	18
EPAM Systems, Inc.(1)(2)	0	29
Euronet Worldwide, Inc.(1)	5	407
EverCommerce, Inc.(1)	12	131
ExlService Holdings, Inc.(1)(2)	0	32
F5, Inc.(1)	1	133
Fabrinet(1)	1	49
Fair Isaac Corp.(1)	2	636
FARO Technologies, Inc.(1)	1	19
Five9, Inc.(1)(2)	0	24
FleetCor Technologies, Inc.(1)(2)	0	37
FormFactor, Inc.(1)	1	33
Genpact Ltd.	6	243
Gitlab, Inc. - Class A(1)(2)	0	19
Global Payments, Inc.	1	162
Globant SA(1)	1	217
HashiCorp, Inc. - Class A(1)	2	60
HP, Inc.	2	46
HubSpot, Inc.(1)	1	148
Ichor Holdings Ltd.(1)	1	20
Itron, Inc.(1)	1	25
Jack Henry & Associates, Inc.	3	636
Juniper Networks, Inc.	8	205
Keysight Technologies, Inc.(1)	1	166
Kulicke & Soffa Industries, Inc.	3	130
Lattice Semiconductor Corp.(1)	19	925
Littelfuse, Inc.(2)	0	21
LiveVox Holdings, Inc.(1)	12	35
Lumentum Holdings, Inc.(1)	5	348
MACOM Technology Solutions Holdings, Inc.(1)	5	277
Manhattan Associates, Inc.(1)	5	718
Marqeta, Inc. - Class A(1)	4	25
Marvell Technology, Inc.	3	132
MAXIMUS, Inc.	1	38
MaxLinear, Inc. - Class A(1)	1	34
Methode Electronics, Inc.	1	29
MicroStrategy, Inc. - Class A(1)(2)	0	25
MKS Instruments, Inc.	7	553
Momentive Global, Inc.(1)	4	21
MongoDB, Inc. - Class A(1)	1	177
Monolithic Power Systems, Inc.(2)	0	45
Motorola Solutions, Inc.(2)	0	20
nCino, Inc.(1)	4	123
NCR Corp.(1)	13	251
NetScout Systems, Inc.(1)	1	34
NortonLifeLock, Inc.	12	243
Novanta, Inc.(1)	5	614
Olo, Inc. - Class A(1)	3	26
ON Semiconductor Corp.(1)	7	425
Onto Innovation, Inc.(1)(2)	0	25
OSI Systems, Inc.(1)(2)	0	34
PagerDuty, Inc.(1)	1	25
Palantir Technologies, Inc. - Class A(1)	3	25
Palo Alto Networks, Inc.(1)	2	264
Paychex, Inc.	1	59
Paylocity Holding Corp.(1)	2	435
Pegasystems, Inc.	1	27
Perficient, Inc.(1)	1	38
Photronics, Inc.(1)	2	31

Ping Identity Holding Corp.(1)	1	29
Power Integrations, Inc.	7	461
Procore Technologies, Inc.(1)	5	251
Pure Storage, Inc. - Class A(1)	13	348
Q2 Holdings, Inc.(1)	1	21
Qualtrics International, Inc. - Class A(1)	14	141
Qualys, Inc.(1)	4	554
Rackspace Technology, Inc.(1)	6	23
Rapid7, Inc.(1)	1	47
Remitly Global, Inc.(1)	7	81
Sabre Corp.(1)	5	26
Samsara, Inc. - Class A(1)	9	112
Sanmina Corp.(1)(2)	0	21
SiTime Corp.(1)(2)	0	22
Smartsheet, Inc. - Class A(1)	6	194
SolarEdge Technologies, Inc.(1)	1	162
Splunk, Inc.(1)(2)	0	29
Sprout Social, Inc. - Class A(1)(2)	0	28
SPS Commerce, Inc.(1)	3	354
StoneCo Ltd. - Class A(1)	4	34
Synopsys, Inc.(1)	1	387
Teledyne Technologies, Inc.(1)	1	344
Teradyne, Inc.	1	43
Thoughtworks Holding, Inc.(1)	2	21
Toast, Inc. - Class A(1)	7	114
Trimble, Inc.(1)	1	44
TTEC Holdings, Inc.	1	29
TTM Technologies, Inc.(1)	4	47
Twilio, Inc. - Class A(1)	1	47
Tyler Technologies, Inc.(1)	1	434
Ultra Clean Holdings, Inc.(1)	1	31
Unity Software, Inc.(1)	1	22
Varonis Systems, Inc. - Class B(1)	1	37
Verint Systems, Inc.(1)	1	35
Viavi Solutions, Inc.(1)	2	28
Vishay Intertechnology, Inc.	3	45
Vishay Precision Group, Inc.(1)(2)	0	12
Western Digital Corp.(1)	1	31
Western Union Co.	2	23
Wolfspeed, Inc.(1)	1	144
Workiva, Inc. - Class A(1)	2	177
Xerox Holdings Corp.	4	48
Zebra Technologies Corp. - Class A(1)	2	542
Zendesk, Inc.(1)(2)	0	34
Zoom Video Communications, Inc. - Class A(1)	3	209
Zscaler, Inc.(1)	1	128

Total Information Technology		22,732

Materials – 4.17%
Albemarle Corp.(2)	0	37
Alpha Metallurgical Resources, Inc.(2)	0	23
AptarGroup, Inc.	4	426
Ashland, Inc.	5	440
ATI, Inc.(1)	14	385
Avery Dennison Corp.	2	298
Avient Corp.	1	37
Axalta Coating Systems Ltd.(1)	2	44
Balchem Corp.(2)	0	51
Ball Corp.	4	179
Berry Global Group, Inc.(1)	9	436
Carpenter Technology Corp.	4	119
Celanese Corp. - Class A(2)	0	34

Coeur Mining, Inc.(1)	7	23
Commercial Metals Co.	1	19
Compass Minerals International, Inc.	1	26
Corteva, Inc.	1	71
Eagle Materials, Inc.	4	379
FMC Corp.	1	98
Freeport-McMoRan, Inc.	7	190
Hecla Mining Co.	11	42
Huntsman Corp.	14	337
Innospec, Inc.	1	73
International Flavors & Fragrances, Inc.(2)	0	43
Livent Corp.(1)	1	26
Louisiana-Pacific Corp.	1	33
LyondellBasell Industries NV - Class A	1	46
Martin Marietta Materials, Inc.(2)	0	22
Materion Corp.(2)	0	26
Mosaic Co.	1	41
Novagold Resources, Inc.(1)	6	29
Nucor Corp.(2)	0	40
Packaging Corp. of America(2)	0	15
PPG Industries, Inc.(2)	0	39
Quaker Chemical Corp.(2)	0	31
Reliance Steel & Aluminum Co.	1	226
Royal Gold, Inc.(2)	0	33
RPM International, Inc.	5	379
Sealed Air Corp.	1	31
Sensient Technologies Corp.(2)	0	18
Silgan Holdings, Inc.	1	44
Sonoco Products Co.(2)	0	14
Steel Dynamics, Inc.	1	43
Stepan Co.	1	52
Summit Materials, Inc. - Class A(1)	2	56
TriMas Corp.(2)	0	1
Tronox Holdings Plc - Class A	2	27
Vulcan Materials Co.	5	811
Westlake Corp.(2)	0	26
Westrock Co.	1	18
Worthington Industries, Inc.(2)	0	17

Total Materials		5,954

Real Estate – 3.36%
Agree Realty Corp.	1	64
Alexander & Baldwin, Inc.	3	53
Alexandria Real Estate Equities, Inc.(2)	0	18
Anywhere Real Estate, Inc.(1)	3	21
Apartment Investment & Management Co. - Class A	6	45
Apple Hospitality REIT, Inc.	3	47
Armada Hoffler Properties, Inc.	3	29
Brandywine Realty Trust	5	37
Brixmor Property Group, Inc.	2	37
Broadstone Net Lease, Inc. - Class A	18	280
Camden Property Trust	3	383
CBRE Group, Inc. - Class A(1)	10	654
Corporate Office Properties Trust	2	37
Cousins Properties, Inc.	4	95
CubeSmart	9	361
DiamondRock Hospitality Co.	4	32
Douglas Elliman, Inc.	5	22
Duke Realty Corp.	1	58
EastGroup Properties, Inc.(2)	0	40
Equity Commonwealth	3	61
Essential Properties Realty Trust, Inc.	2	44

Four Corners Property Trust, Inc.	1	36
FRP Holdings, Inc.(1)	1	27
Gaming & Leisure Properties, Inc.	10	459
Getty Realty Corp.	1	38
Gladstone Commercial Corp.	2	29
Hersha Hospitality Trust - Class A	2	16
Howard Hughes Corp.(1)(2)	0	20
Independence Realty Trust, Inc.	4	73
Industrial Logistics Properties Trust	4	20
Innovative Industrial Properties, Inc. - Class A(2)	0	31
iStar, Inc.	3	24
Kite Realty Group Trust	3	49
LXP Industrial Trust	7	63
Marcus & Millichap, Inc.	1	20
NETSTREIT Corp.	2	44
Newmark Group, Inc. - Class A	4	29
One Liberty Properties, Inc.(2)	0	1
Pebblebrook Hotel Trust	2	30
Phillips Edison & Co., Inc.	2	52
Physicians Realty Trust	27	408
PotlatchDeltic Corp.	1	45
Retail Opportunity Investments Corp.	2	32
Ryman Hospitality Properties, Inc.	3	213
Sabra Health Care REIT, Inc.	3	44
Safehold, Inc.	1	17
SBA Communications Corp. - Class A(2)	0	70
Simon Property Group, Inc.(2)	0	32
SITE Centers Corp.	5	52
STAG Industrial, Inc.	8	233
Terreno Realty Corp.	1	63
Uniti Group, Inc.	3	20
Washington Real Estate Investment Trust	1	22
Welltower, Inc.	1	59

Total Real Estate		4,789

Utilities – 2.54%
ALLETE, Inc.(2)	0	15
American Electric Power Co., Inc.	8	708
American States Water Co.	1	40
American Water Works Co., Inc.	4	488
Avista Corp.	1	37
Black Hills Corp.	1	42
Brookfield Infrastructure Corp. - Class A	1	25
California Water Service Group	1	41
Chesapeake Utilities Corp.(2)	0	48
Clearway Energy, Inc. - Class C	1	46
Consolidated Edison, Inc.	1	50
Essential Utilities, Inc.	1	32
FirstEnergy Corp.	18	675
Hawaiian Electric Industries, Inc.	1	18
IDACORP, Inc.	5	463
MGE Energy, Inc.	1	53
National Fuel Gas Co.	1	32
New Jersey Resources Corp.(2)	0	19
Northwest Natural Holding Co.(2)	0	16
NorthWestern Corp.	1	36
ONE Gas, Inc.	1	54
Ormat Technologies, Inc.(2)	0	24
Otter Tail Corp.	1	56
PNM Resources, Inc.	1	61
Portland General Electric Co.	2	77
SJW Group(2)	0	12

South Jersey Industries, Inc.	2	63
Southwest Gas Holdings, Inc.	4	253
Spire, Inc.	1	32
Sunnova Energy International, Inc.(1)	1	28
WEC Energy Group, Inc.(2)	0	41
York Water Co.	1	35

Total Utilities		3,620

Total Common Stocks (Cost: $146,358)		135,441

SHORT-TERM INVESTMENTS – 3.93%
Money Market Funds – 3.67%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(3)	5,234	5,234

Total Money Market Funds (Cost: $5,234)		5,234

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.26%
Sumitomo, Tokyo, 2.58% due 10/03/2022	$377	377

Total Time Deposits (Cost: $377)		377

Total Short-Term Investments (Cost: $5,611)		5,611

TOTAL INVESTMENTS IN SECURITIES – 98.83%
(Cost: $151,969)		141,052

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.17%		1,670

TOTAL NET ASSETS – 100.00%		$142,722

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.36%
Australia – 2.38%
ALS Ltd.	308	$1,993
AMP Ltd.(1)	1,790	1,254
Ampol Ltd.	12	216
APA Group	60	367
Aristocrat Leisure Ltd.	140	2,959
ASX Ltd.	10	456
Atlassian Corp. Plc - Class A(1)	251	52,959
Aurizon Holdings Ltd.	91	201
Australia & New Zealand Banking Group Ltd.	847	12,395
Beach Energy Ltd.	2,146	2,061
BHP Group Ltd.	751	18,661
BlueScope Steel Ltd.	259	2,512
Brambles Ltd.	398	2,914
carsales.com Ltd.	168	1,998
Challenger Ltd.	321	1,204
Cleanaway Waste Management Ltd.	2,390	4,167
Cochlear Ltd.	350	43,484
Coles Group Ltd.	65	688
Commonwealth Bank of Australia	85	4,951
Computershare Ltd.	27	429
CSL Ltd.	410	74,534
Dexus	53	264
Domino’s Pizza Enterprises Ltd.	3	100
Endeavour Group Ltd.	68	304
Evolution Mining Ltd.	1,235	1,611
Fortescue Metals Group Ltd.	85	910
Goodman Group	83	838
GPT Group	94	233
GWA Group Ltd.	597	728
IDP Education Ltd.	11	181
Insurance Australia Group Ltd.	122	360
IPH Ltd.	283	1,721
Lendlease Corp. Ltd.	35	201
Lottery Corp. Ltd.(1)	110	294
Macquarie Group Ltd.	77	7,529
Medibank Pvt Ltd.	144	322
Metcash Ltd.	803	1,996
Mineral Resources Ltd.	8	356
Mirvac Group	197	246
National Australia Bank Ltd.	160	2,962
Newcrest Mining Ltd.	282	3,100
Northern Star Resources Ltd.	57	284
Orica Ltd.	22	188
Origin Energy Ltd.	87	288
OZ Minerals Ltd.	99	1,644
Qantas Airways Ltd.(1)	966	3,101
QBE Insurance Group Ltd.	935	6,935
Ramsay Health Care Ltd.	9	339
REA Group Ltd.	3	198
Reece Ltd.	11	97
Rio Tinto Ltd.	19	1,121
Santos Ltd.	1,598	7,383
Scentre Group	265	433
Seek Ltd.	17	209
Sonic Healthcare Ltd.	23	440
South32 Ltd.	236	560
Stockland	118	246
Suncorp Group Ltd.	62	402
Telstra Corp. Ltd.	1,331	3,286
Transurban Group	153	1,209
Treasury Wine Estates Ltd.	36	291
Vicinity Centres	191	213
Washington H Soul Pattinson & Co. Ltd.	11	190
Wesfarmers Ltd.	57	1,545
Westpac Banking Corp.	175	2,317
WiseTech Global Ltd.	7	240
Woodside Energy Group Ltd.	206	4,219
Woolworths Group Ltd.	60	1,315

Total Australia		293,352

Austria – 0.12%
Andritz AG	71	3,011
Erste Group Bank AG	17	372
Oesterreichische Post AG	117	3,123
OMV AG	7	263

Verbund AG	3	286
Voestalpine AG	6	97
Wienerberger AG	376	7,551

Total Austria		14,703

Belgium – 0.10%
Ageas SA	8	295
Anheuser-Busch InBev SA	216	9,762
D’ieteren Group	1	168
Elia Group SA	2	200
Groupe Bruxelles Lambert NV	5	343
KBC Group NV	13	600
Proximus SADP	8	78
Sofina SA	1	140
Solvay SA	4	285
UCB SA	6	437
Umicore SA	10	301
Warehouses de Pauw CVA	8	191

Total Belgium		12,800

Bermuda – 0.03%
Hiscox Ltd.	350	3,434

Total Bermuda		3,434

Brazil – 0.65%
Ambev SA	14,158	40,786
B3 SA - Brasil Bolsa Balcao	1,402	3,391
Localiza Rent a Car SA	197	2,234
Porto Seguro SA	563	2,205
Raia Drogasil SA	7,616	32,092

Total Brazil		80,708

Canada – 1.63%
Canadian Pacific Railway Ltd.	1,745	116,451
First Quantum Minerals Ltd.	122	2,074
Lululemon Athletica, Inc.(1)	210	58,615
Shopify, Inc. - Class A(1)	876	23,601

Total Canada		200,741

Chile – 0.00%(2)
Antofagasta Plc	19	238

Total Chile		238

China – 3.03%
Alibaba Group Holding Ltd.(1)	6,313	63,001
Baidu, Inc. - ADR(1)	32	3,739
Baidu, Inc. - Class A(1)	1,408	20,723
BeiGene Ltd.(1)	1,299	13,396
Contemporary Amperex Technology Co. Ltd. - Class A	478	26,707
Li Ning Co. Ltd.	8,963	68,011
LONGi Green Energy Technology Co. Ltd. - Class A	4,638	30,906
Meituan - Class B(1)(3)	1,813	38,104
Ping An Insurance Group Co. of China Ltd. - Class H	5,921	29,540
Shenzhou International Group Holdings Ltd.	2,776	21,435
Tingyi Cayman Islands Holding Corp.	1,804	3,107
Trip.com Group Ltd.(1)	604	16,317
Trip.com Group Ltd. - ADR(1)	1,012	27,640
Vipshop Holdings Ltd. - ADR(1)	209	1,758
Weichai Power Co. Ltd. - Class H	1,772	1,679
Yum China Holdings, Inc.	106	5,023
Zhongsheng Group Holdings Ltd.	548	2,171

Total China		373,257

Denmark – 2.32%
AP Moller - Maersk - Class A(4)	0	269
AP Moller - Maersk - Class B	14	25,952
Carlsberg AS - Class B	82	9,616
Chr Hansen Holding	5	264
Coloplast - Class B	210	21,298
Danske Bank	1,461	18,186
Demant(1)	398	9,842
DSV	206	24,116
Genmab(1)	3	1,058
GN Store Nord AS	292	5,114
Novo Nordisk - Class B	1,337	133,208
Novozymes - Class B	10	507
Orsted AS(3)	132	10,486
Pandora	5	212
ROCKWOOL - Class B(4)	0	67
Tryg	17	361
Vestas Wind Systems	1,351	24,879

Total Denmark		285,435

Finland – 0.67%
Elisa OYJ	7	320
Fortum OYJ	22	294
Kesko OYJ - Class B	14	258
Kone OYJ - Class B	17	671
Neste OYJ	21	913
Nokia OYJ	11,926	51,201
Nordea Bank Abp - Class A	170	1,455

Orion OYJ - Class B	5	218
Sampo OYJ - Class A	530	22,643
Stora Enso OYJ - Class R	27	349
UPM-Kymmene OYJ	27	853
Wartsila OYJ Abp	492	3,141

Total Finland		82,316

France – 8.44%
Accor SA(1)	1,640	34,337
Aeroports de Paris(1)	1	166
Air Liquide SA	26	2,979
Airbus SE	121	10,399
Alstom SA	16	253
Alten SA	72	7,867
Amundi SA(3)	1,107	46,071
Arkema SA	3	215
AXA SA	914	19,961
BioMerieux	2	160
BNP Paribas SA	612	25,870
Bollore SE	44	200
Bouygues SA	3,001	78,490
Bureau Veritas SA	15	329
Capgemini SE	8	1,307
Carrefour SA	31	425
Cie de Saint-Gobain	1,226	43,845
Cie Generale des Etablissements Michelin SCA	2,232	50,011
Covivio	2	118
Credit Agricole SA	61	499
Danone SA	33	1,539
Dassault Aviation SA	1	136
Dassault Systemes SE	33	1,148
Edenred	339	15,611
Eiffage SA	4	344
Electricite de France SA	29	331
Elis SA	162	1,633
Engie SA	91	1,052
EssilorLuxottica SA	165	22,385
Eurazeo SE	2	112
Gecina SA	2	172
Getlink SE	482	7,475
Hermes International	2	1,856
Imerys SA	27	812
Ipsen SA	2	183
JCDecaux SA(1)	404	4,738
Kering SA	57	25,330
Klepierre SA(1)	11	185
La Francaise des Jeux SAEM(3)	5	155
Legrand SA	280	18,123
L’Oreal SA	12	3,846
LVMH Moet Hennessy Louis Vuitton SE	197	116,210
Orange SA	100	903
Pernod Ricard SA	281	51,495
Publicis Groupe SA	538	25,475
Quadient SA	95	1,310
Remy Cointreau SA	282	46,717
Renault SA(1)	10	260
Rexel SA	3,313	49,646
Safran SA	17	1,550
Sanofi	2,059	156,799
Sartorius Stedim Biotech	189	57,875
Schneider Electric SE	474	53,530
SCOR SE	571	8,251
SEB SA	1	76
Societe Generale SA	40	791
Sodexo SA	4	330
Technip Energies NV	135	1,532
Teleperformance	27	6,946
Thales SA	64	7,083
TotalEnergies SE	124	5,817
Ubisoft Entertainment SA(1)	414	11,364
Unibail-Rodamco-Westfield(1)	6	241
Valeo	10	151
Veolia Environnement SA	33	636
Vicat SA	42	946
Vinci SA	27	2,150
Vivendi SE	36	282
Wendel SE	1	99
Worldline SA(1)(3)	12	466

Total France		1,039,599

Germany – 4.66%
Adidas AG	225	25,859
Allianz SE	544	85,770
Auto1 Group SE(1)(3)	847	5,297
BASF SE	1,265	48,565

Bayer AG	49	2,260
Bayerische Motoren Werke AG	171	11,606
Bechtle AG	1,088	39,112
Beiersdorf AG	5	489
Brenntag SE	245	14,831
Carl Zeiss Meditec AG	2	212
Commerzbank AG(1)	55	388
Continental AG	934	41,442
Covestro AG(3)	1,727	49,374
CTS Eventim AG & Co. KGaA(1)	122	5,008
Daimler Truck Holding AG(1)	1,544	34,904
Delivery Hero SE(1)(3)	8	303
Deutsche Bank AG	104	769
Deutsche Boerse AG	9	1,552
Deutsche Lufthansa AG(1)	32	187
Deutsche Post AG	49	1,485
Deutsche Telekom AG	557	9,484
E.ON SE	113	871
Evonik Industries AG	3,546	59,394
Fresenius Medical Care AG & Co. KGaA	1,199	33,785
Fresenius SE & Co. KGaA	21	440
GEA Group AG	76	2,474
Gerresheimer AG	34	1,684
Hannover Rueck SE	30	4,474
HeidelbergCement AG	7	292
HelloFresh SE(1)	438	9,161
Henkel AG & Co. KGaA	5	297
Infineon Technologies AG	65	1,424
KION Group AG	4	68
Knorr-Bremse AG	4	151
LEG Immobilien SE	4	215
Mercedes-Benz Group AG - Class REGISTERED	40	2,033
Merck KGaA	6	1,030
MTU Aero Engines AG	3	395
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	1,688
Nemetschek SE	350	16,622
Puma SE	5	247
Rational AG(4)	0	133
Rheinmetall AG	2	337
RWE AG	32	1,180
SAP SE	52	4,259
Scout24 SE(3)	4	207
Siemens AG	215	21,001
Siemens Energy AG	21	232
Siemens Healthineers AG(3)	14	611
Symrise AG - Class A	7	649
Telefonica Deutschland Holding AG	49	100
TUI AG(1)	3,578	4,266
Uniper SE	5	17
United Internet AG - Class REG	5	90
Volkswagen AG	2	250
Vonovia SE	36	771
Zalando SE(1)(3)	1,245	24,310

Total Germany		574,055

Hong Kong – 3.50%
AIA Group Ltd.	15,244	126,916
Ajisen China Holdings Ltd.	2,176	197
ASMPT Ltd.	176	1,069
BOC Hong Kong Holdings Ltd.	183	607
Budweiser Brewing Co. APAC Ltd.(3)	88	229
China Mengniu Dairy Co. Ltd.(1)	814	3,218
Chow Tai Fook Jewellery Group Ltd.	99	185
CK Asset Holdings Ltd.	99	594
CK Hutchison Holdings Ltd.	20,056	110,431
CK Infrastructure Holdings Ltd.	32	163
CLP Holdings Ltd.	83	627
Esprit Holdings Ltd.(1)	4,910	461
ESR Group Ltd.(3)	102	257
First Pacific Co. Ltd.	1,904	579
Futu Holdings Ltd. - ADR(1)	3	121
Galaxy Entertainment Group Ltd.	8,683	51,038
Hang Lung Properties Ltd.	106	174
Hang Seng Bank Ltd.	38	573
Henderson Land Development Co. Ltd.	72	201
HK Electric Investments & HK Electric Investments Ltd.	140	98
HKT Trust & HKT Ltd. - Class Miscella	193	226
Hong Kong & China Gas Co. Ltd.	569	501
Hong Kong Exchanges & Clearing Ltd.	59	2,024
Hongkong Land Holdings Ltd.	57	252
Jardine Matheson Holdings Ltd.	120	6,062
Johnson Electric Holdings Ltd.	501	500
Link Real Estate Investment Trust	106	741
MTR Corp. Ltd.	77	351

New World Development Co. Ltd.	75	213
Power Assets Holdings Ltd.	70	348
Sino Land Co. Ltd.	174	230
SITC International Holdings Co. Ltd.	65	119
Stella International Holdings Ltd.	658	652
Sun Hung Kai Properties Ltd.	72	789
Swire Pacific Ltd. - Class A	559	4,178
Swire Properties Ltd.	60	130
Techtronic Industries Co. Ltd.	4,706	44,904
WH Group Ltd.(3)	113,481	71,373
Wharf Real Estate Investment Co. Ltd.	86	390
Xinyi Glass Holdings Ltd.	88	127

Total Hong Kong		431,848

India – 1.42%
Asian Paints Ltd.	821	33,877
Axis Bank Ltd.	290	2,598
Dabur India Ltd.	311	2,181
Havells India Ltd.	136	2,235
HDFC Bank Ltd. - ADR	98	5,726
Housing Development Finance Corp. Ltd.	2,453	68,405
ICICI Lombard General Insurance Co. Ltd.(3)	975	13,732
Infosys Ltd. - ADR	175	2,976
MakeMyTrip Ltd.(1)	498	15,284
Marico Ltd.	338	2,219
Tata Consultancy Services Ltd.	101	3,719
United Spirits Ltd.(1)	2,099	21,615

Total India		174,567

Indonesia – 0.05%
Bank Central Asia Tbk PT	10,711	5,979

Total Indonesia		5,979

Ireland – 2.50%
Accenture Plc - Class A	267	68,666
AerCap Holdings NV(1)	7	286
Bank of Ireland Group Plc	6,296	40,385
CRH Plc	114	3,671
DCC Plc	157	8,170
Experian Plc	3,376	98,825
Flutter Entertainment Plc(1)	218	24,063
ICON Plc(1)	309	56,828
Irish Continental Group Plc	954	3,597
James Hardie Industries Plc	125	2,449
Kerry Group Plc - Class A	8	708
Kingspan Group Plc	8	344
Smurfit Kappa Group Plc	13	362

Total Ireland		308,354

Isle of Man – 0.01%
Playtech Plc(1)	340	1,665

Total Isle of Man		1,665

Israel – 0.04%
Azrieli Group Ltd.	2	141
Bank Hapoalim BM	63	529
Bank Leumi Le-Israel BM	76	650
Bezeq The Israeli Telecommunication Corp. Ltd.	100	164
Check Point Software Technologies Ltd.(1)	5	568
CyberArk Software Ltd.(1)	2	311
Elbit Systems Ltd.	1	256
ICL Group Ltd.	36	285
Israel Discount Bank Ltd. - Class A	60	304
Mizrahi Tefahot Bank Ltd.	8	276
Nice Ltd.(1)	3	598
Teva Pharmaceutical Industries Ltd. - ADR(1)	57	456
Tower Semiconductor Ltd.(1)	6	243
Wix.com Ltd.(1)	3	228
ZIM Integrated Shipping Services Ltd.	4	97

Total Israel		5,106

Italy – 3.06%
Amplifon SpA	129	3,350
Assicurazioni Generali SpA	56	761
Atlantia SpA	25	549
Davide Campari-Milano NV	635	5,620
DiaSorin SpA	1	142
Enel SpA	30,796	126,299
ENI SpA	5,313	56,472
Ferrari NV	355	65,668
FinecoBank Banca Fineco SpA	30	368
Infrastrutture Wireless Italiane SpA(3)	17	146
Intesa Sanpaolo SpA	2,072	3,425
Iveco Group NV(1)	333	1,569
Mediobanca Banca di Credito Finanziario SpA	30	238
Moncler SpA	10	415
Nexi SpA(1)(3)	27	218
Poste Italiane SpA(3)	26	196
Prysmian SpA	13	363

Recordati Industria Chimica e Farmaceutica SpA	5	195
Reply SpA	29	3,057
Saipem SpA(1)	124	77
Snam SpA	22,317	90,202
Telecom Italia SpA(1)	481	89
Terna - Rete Elettrica Nazionale	72	436
UniCredit SpA	1,745	17,670

Total Italy		377,525

Japan – 20.31%
ABC-Mart, Inc.	111	4,797
Advantest Corp.	10	439
Aeon Co. Ltd.	33	609
Aeon Delight Co. Ltd.	74	1,460
AGC, Inc.	10	296
Air Water, Inc.	847	10,002
Aisin Corp.	7	188
Ajinomoto Co., Inc.	23	625
Alfresa Holdings Corp.	134	1,556
ANA Holdings, Inc.(1)	8	152
Asahi Group Holdings Ltd.	262	8,159
Asahi Intecc Co. Ltd.	11	172
Asahi Kasei Corp.	62	410
Astellas Pharma, Inc.	92	1,219
Azbil Corp.	6	143
Bandai Namco Holdings, Inc.	10	658
Bridgestone Corp.	608	19,657
Brother Industries Ltd.	12	204
Canon, Inc.	50	1,092
Capcom Co. Ltd.	9	214
Central Japan Railway Co.	7	857
Chiba Bank Ltd.	28	150
Chubu Electric Power Co., Inc.	32	283
Chugai Pharmaceutical Co. Ltd.	34	837
Concordia Financial Group Ltd.	53	163
CyberAgent, Inc.	22	186
Dai Nippon Printing Co. Ltd.	11	220
Daifuku Co. Ltd.	96	4,525
Dai-ichi Life Holdings, Inc.	1,133	18,021
Daiichi Sankyo Co. Ltd.	87	2,440
Daikin Industries Ltd.	12	1,908
Daito Trust Construction Co. Ltd.	3	290
Daiwa House Industry Co. Ltd.	777	15,790
Daiwa House REIT Investment Corp.(4)	0	228
Daiwa Securities Group, Inc.	656	2,574
Denso Corp.	478	21,847
Dentsu Group, Inc.	11	304
Disco Corp.	1	309
Dowa Holdings Co. Ltd.	129	4,640
East Japan Railway Co.	132	6,754
Eisai Co. Ltd.	13	671
ENEOS Holdings, Inc.	151	488
FANUC Corp.	10	1,348
Fast Retailing Co. Ltd.	3	1,537
Fuji Electric Co. Ltd.	6	227
Fuji Media Holdings, Inc.	942	6,916
FUJIFILM Holdings Corp.	1,393	63,602
Fujitsu Ltd.	10	1,075
Fukuoka Financial Group, Inc.	1,113	19,813
GLP J-REIT(4)	0	230
GMO Payment Gateway, Inc.	2	144
Hakuhodo DY Holdings, Inc.	392	2,757
Hamamatsu Photonics KK	7	296
Hankyu Hanshin Holdings, Inc.	12	346
Hikari Tsushin, Inc.	1	117
Hirose Electric Co. Ltd.	2	238
Hitachi Construction Machinery Co. Ltd.	5	95
Hitachi Ltd.	1,716	73,014
Hitachi Metals Ltd.(1)	11	165
Honda Motor Co. Ltd.	5,160	112,011
Hoshizaki Corp.	5	151
Hoya Corp.	18	1,754
Hulic Co. Ltd.	19	139
Ibiden Co. Ltd.	6	153
Idemitsu Kosan Co. Ltd.	11	232
Iida Group Holdings Co. Ltd.	965	13,065
INFRONEER Holdings, Inc.	899	6,093
Inpex Corp.	920	8,576
Isuzu Motors Ltd.	3,698	40,885
Ito En Ltd.	3	113
ITOCHU Corp.	364	8,793
Itochu Techno-Solutions Corp.	5	110
JAFCO Group Co. ltd	223	3,285
Japan Airlines Co. Ltd.(1)	7	124

Japan Exchange Group, Inc.	25	341
Japan Metropolitan Fund Invest(4)	0	259
Japan Post Bank Co. Ltd.	22	151
Japan Post Holdings Co. Ltd.	965	6,395
Japan Post Insurance Co. Ltd.	10	146
Japan Real Estate Investment Corp.(4)	0	268
Japan Tobacco, Inc.	60	989
JFE Holdings, Inc.	24	227
JSR Corp.	9	165
Kajima Corp.	21	198
Kakaku.com, Inc.	6	107
Kansai Electric Power Co., Inc.	35	294
Kao Corp.	1,067	43,422
Kawasaki Kisen Kaisha Ltd.	101	1,410
KDDI Corp.	329	9,607
Keio Corp.	5	197
Keisei Electric Railway Co. Ltd.	6	169
Keyence Corp.	243	80,314
Kikkoman Corp.	7	408
Kintetsu Group Holdings Co. Ltd.	8	280
Kirin Holdings Co. Ltd.	1,776	27,364
Kobayashi Pharmaceutical Co. Ltd.	3	158
Kobe Bussan Co. Ltd.	8	188
Koei Tecmo Holdings Co. Ltd.	6	105
Koito Manufacturing Co. Ltd.	10	139
Komatsu Ltd.	2,807	51,105
Konami Group Corp.	5	208
Kose Corp.	2	165
Kubota Corp.	382	5,311
Kurita Water Industries Ltd.	5	192
Kyocera Corp.	1,936	97,523
Kyowa Kirin Co. Ltd.	13	303
Lasertec Corp.	367	36,914
Lixil Corp.	528	7,752
M3, Inc.	22	620
Makita Corp.	11	212
Marubeni Corp.	77	674
Marui Group Co. Ltd.	340	5,640
MatsukiyoCocokara & Co.	96	4,118
Mazda Motor Corp.	28	188
McDonald’s Holdings Co. Japan Ltd.	5	159
Medipal Holdings Corp.	452	5,743
Megmilk Snow Brand Co. Ltd.	282	3,327
MEIJI Holdings Co. Ltd.	6	262
Minebea Mitsumi, Inc.	18	271
MISUMI Group, Inc.	14	308
Mitsubishi Chemical Group Corp.	63	289
Mitsubishi Corp.	63	1,720
Mitsubishi Electric Corp.	9,485	85,823
Mitsubishi Estate Co. Ltd.	58	768
Mitsubishi HC Capital, Inc.	35	150
Mitsubishi Heavy Industries Ltd.	308	10,254
Mitsubishi Logistics Corp.	249	5,878
Mitsubishi UFJ Financial Group, Inc.	596	2,701
Mitsui & Co. Ltd.	525	11,168
Mitsui Chemicals, Inc.	10	185
Mitsui Fudosan Co. Ltd.	45	850
Mitsui OSK Lines Ltd.	17	304
Miura Co. Ltd.	152	3,091
Mizuho Financial Group, Inc.	120	1,304
Monotaro Co. Ltd.	13	196
MS&AD Insurance Group Holdings, Inc.	397	10,512
Murata Manufacturing Co. Ltd.	793	36,486
NEC Corp.	440	14,079
NET One Systems Co. Ltd.	290	5,626
Nexon Co. Ltd.	25	433
NGK Insulators Ltd.	12	153
NH Foods Ltd.	239	6,289
Nidec Corp.	611	34,192
Nihon M&A Center Holdings, Inc.	15	169
Nintendo Co. Ltd.	104	4,195
Nippon Building Fund, Inc.(4)	0	334
Nippon Express Holdings, Inc.	4	198
Nippon Paint Holdings Co. Ltd.	42	282
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	250
Nippon Sanso Holdings Corp.	8	131
Nippon Shinyaku Co. Ltd.	3	128
Nippon Steel Corp.	41	569
Nippon Telegraph & Telephone Corp.	5,317	143,420
Nippon Television Holdings, Inc.	641	5,132
Nippon Yusen KK	24	407
Nissan Chemical Corp.	136	6,089
Nissan Motor Co. Ltd.	119	383

Nisshin Seifun Group, Inc.	9	95
Nisshinbo Holdings, Inc.	766	5,559
Nissin Foods Holdings Co. Ltd.	3	209
Nitori Holdings Co. Ltd.	4	336
Nitto Denko Corp.	7	384
Nomura Co. Ltd.	363	2,267
Nomura Holdings, Inc.	3,294	10,914
Nomura Real Estate Holdings, Inc.	6	133
Nomura Real Estate Master Fund, Inc.(4)	0	231
Nomura Research Institute Ltd.	17	408
NS Solutions Corp.	170	4,099
NSK Ltd.	488	2,394
NTT Data Corp.	312	4,035
Obayashi Corp.	1,764	11,320
Obic Co. Ltd.	4	469
Odakyu Electric Railway Co. Ltd.	14	182
Oji Holdings Corp.	2,417	8,968
Olympus Corp.	3,019	58,086
Omron Corp.	71	3,239
Ono Pharmaceutical Co. Ltd.	18	413
Open House Group Co. Ltd.	4	142
Oracle Corp.	71	3,737
Oriental Land Co. Ltd.	10	1,356
ORIX Corp.	59	827
Osaka Gas Co. Ltd.	19	288
Otsuka Corp.	6	172
Otsuka Holdings Co. Ltd.	19	611
Pan Pacific International Holdings Corp.	19	337
Panasonic Corp.	1,842	12,932
Penta-Ocean Construction Co. Ltd.	1,279	6,423
Persol Holdings Co. Ltd.	205	3,787
Pigeon Corp.	564	8,239
Rakuten Group, Inc.	42	181
Recruit Holdings Co. Ltd.	871	25,089
Renesas Electronics Corp.(1)	1,021	8,562
Resona Holdings, Inc.	11,951	43,735
Ricoh Co. Ltd.	28	207
Rohm Co. Ltd.	84	5,472
Sawai Group Holdings Co. Ltd.	72	2,011
SBI Holdings, Inc.	12	219
SCSK Corp.	468	7,079
Secom Co. Ltd.	905	51,619
Sega Sammy Holdings, Inc.	612	8,335
Seiko Epson Corp.	14	195
Sekisui Chemical Co. Ltd.	296	3,616
Sekisui House Ltd.	30	503
Senko Group Holdings Co. Ltd.	512	3,383
Seven & i Holdings Co. Ltd.	214	8,584
SG Holdings Co. Ltd.	15	204
Sharp Corp.	12	72
Shimadzu Corp.	12	312
Shimano, Inc.	205	32,044
Shimizu Corp.	28	134
Shin-Etsu Chemical Co. Ltd.	19	1,850
Shionogi & Co. Ltd.	14	657
Ship Healthcare Holdings, Inc.	110	2,061
Shiseido Co. Ltd.	1,485	52,030
Shizuoka Bank Ltd.(6)	23	139
SMC Corp.	107	43,413
SoftBank Corp.	143	1,431
SoftBank Group Corp.	620	21,001
Sompo Holdings, Inc.	16	636
Sony Group Corp.	1,697	109,286
Square Enix Holdings Co. Ltd.	4	181
Subaru Corp.	1,809	27,338
Sugi Holdings Co. Ltd.	280	11,233
Sumco Corp.	18	206
Sumitomo Bakelite Co. Ltd.	128	3,509
Sumitomo Chemical Co. Ltd.	75	257
Sumitomo Corp.	57	702
Sumitomo Electric Industries Ltd.	35	359
Sumitomo Metal Mining Co. Ltd.	209	5,983
Sumitomo Mitsui Financial Group, Inc.	704	19,505
Sumitomo Mitsui Trust Holdings, Inc.	541	15,394
Sumitomo Realty & Development Co. Ltd.	15	348
Suntory Beverage & Food Ltd.	7	238
Suzuki Motor Corp.	793	24,697
Sysmex Corp.	641	34,250
T&D Holdings, Inc.	854	8,118
Taiheiyo Cement Corp.	694	9,802
Taisei Corp.	10	266
Takeda Pharmaceutical Co. Ltd.	5,709	148,258
TBS Holdings, Inc.	396	4,343

TDK Corp.	280	8,650
TechnoPro Holdings, Inc.	110	2,335
Terumo Corp.	32	900
TIS, Inc.	11	303
Tobu Railway Co. Ltd.	10	225
Toho Co. Ltd.	6	204
Tokio Marine Holdings, Inc.	5,899	104,837
Tokyo Electric Power Co. Holdings, Inc.(1)	74	238
Tokyo Electron Ltd.	8	1,848
Tokyo Gas Co. Ltd.	20	331
Tokyo Ohka Kogyo Co. Ltd.	24	981
Tokyu Corp.	27	306
TOPPAN, Inc.	13	189
Toray Industries, Inc.	3,873	19,063
Toshiba Corp.	20	698
Tosoh Corp.	13	143
TOTO Ltd.	7	230
Toyo Seikan Group Holdings Ltd.	746	9,001
Toyo Suisan Kaisha Ltd.	248	10,231
Toyota Industries Corp.	1,358	64,858
Toyota Motor Corp.	841	10,987
Toyota Tsusho Corp.	11	339
Trend Micro, Inc.	7	355
Tsumura & Co.	297	6,343
Unicharm Corp.	975	31,981
USS Co. Ltd.	284	4,389
Welcia Holdings Co. Ltd.	5	108
West Japan Railway Co.	11	417
Yakult Honsha Co. Ltd.	76	4,430
Yamaha Corp.	7	256
Yamaha Motor Co. Ltd.	15	272
Yamato Holdings Co. Ltd.	15	225
Yaskawa Electric Corp.	12	348
Yokogawa Electric Corp.	13	203
Z Holdings Corp.	6,772	17,950
ZOZO, Inc.	271	5,427

Total Japan		2,502,615

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	9	134

Total Jordan		134

Luxembourg – 0.48%
ArcelorMittal SA	1,828	36,367
Aroundtown SA	48	105
Befesa SA(3)	55	1,681
Eurofins Scientific SE	198	11,736
L’Occitane International SA	799	2,409
Stabilus SE	137	6,012
Tenaris SA	23	301

Total Luxembourg		58,611

Macau – 0.00%(2)
Sands China Ltd.(1)	123	307

Total Macau		307

Malaysia – 0.00%(2)
Sime Darby Bhd	1,064	489

Total Malaysia		489

Mexico – 0.20%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	191	2,414
Grupo Financiero Banorte SAB de CV - Class O	477	3,058
Wal-Mart de Mexico SAB de CV	5,318	18,677

Total Mexico		24,149

Netherlands – 4.09%
ABN AMRO Bank NV(3)	21	187
Adyen NV(1)(3)	61	75,465
Aegon NV	88	351
Akzo Nobel NV	9	507
Argenx SE(1)	3	973
ASM International NV	159	35,661
ASML Holding NV	170	70,312
ASML Holding NV - Class REG	143	59,486
Euronext NV(3)	4	274
EXOR NV(1)	5	343
Heineken Holding NV	5	337
Heineken NV	214	18,729
IMCD NV	274	32,487
ING Groep NV	4,488	38,458
JDE Peet’s NV	5	140
Just Eat Takeaway.com NV(1)(3)	125	1,940
Koninklijke Ahold Delhaize NV	540	13,765
Koninklijke DSM NV	9	995
Koninklijke KPN NV	3,480	9,417
Koninklijke Philips NV	2,018	31,075
NN Group NV	14	549
OCI NV	5	201

Prosus NV(1)	1,069	55,602
QIAGEN NV(1)	11	475
Randstad NV	1,226	52,929
Stellantis NV	111	1,306
Universal Music Group NV	36	680
Wolters Kluwer NV	13	1,274

Total Netherlands		503,918

New Zealand – 0.25%
Auckland International Airport Ltd.(1)	63	254
Fisher & Paykel Healthcare Corp. Ltd.	29	300
Fletcher Building Ltd.	866	2,347
Mercury NZ Ltd.	35	113
Meridian Energy Ltd.	64	170
Spark New Zealand Ltd.	92	258
Xero Ltd.(1)	585	27,079

Total New Zealand		30,521

Norway – 0.42%
Adevinta ASA - Class B(1)	14	85
Aker BP ASA	16	450
DNB Bank ASA	477	7,562
Equinor ASA	1,217	40,147
Gjensidige Forsikring ASA	10	167
Kongsberg Gruppen ASA	4	130
Mowi ASA	21	263
Norsk Hydro ASA	66	356
Orkla ASA	38	273
Salmar ASA	3	95
Schibsted ASA - Class A	118	1,597
Schibsted ASA - Class B	51	635
Telenor ASA	35	316
Yara International ASA	8	287

Total Norway		52,363

Peru – 0.03%
Southern Copper Corp.	74	3,300

Total Peru		3,300

Portugal – 0.30%
EDP - Energias de Portugal SA	137	594
Galp Energia SGPS SA	25	238
Jeronimo Martins SGPS SA	1,953	36,372

Total Portugal		37,204

Russia – 0.00%(2)
Severstal PAO - GDR(4)(6)(7)	147	—
X5 Retail Group NV - GDR(4)(6)(7)	65	—

Total Russia		—

Singapore – 2.34%
BOC Aviation Ltd.(3)	259	1,830
CapitaLand Integrated Commercial Trust	272	362
Capitaland Investment Ltd.	131	314
CapLand Ascendas REIT	166	309
City Developments Ltd.	22	117
DBS Group Holdings Ltd.	1,562	36,138
Genting Singapore Ltd.	308	168
Grab Holdings Ltd. - Class A(1)	63	165
Keppel Corp. Ltd.	75	362
Mapletree Logistics Trust	161	174
Mapletree Pan Asia Commercial Trust	117	140
Oversea-Chinese Banking Corp. Ltd.	169	1,387
Sea Ltd. - ADR(1)	18	1,012
Singapore Airlines Ltd.(1)	69	242
Singapore Exchange Ltd.	36	234
Singapore Technologies Engineering Ltd.	81	201
Singapore Telecommunications Ltd.	32,527	60,019
United Overseas Bank Ltd.	9,653	174,843
UOL Group Ltd.	26	121
Venture Corp. Ltd.	14	158
Wilmar International Ltd.	3,658	9,732

Total Singapore		288,028

South Africa – 0.12%
African Rainbow Minerals Ltd.	155	2,088
Anglo American Platinum Ltd.	18	1,282
Bid Corp. Ltd.	159	2,455
Capitec Bank Holdings Ltd.	23	1,948
Clicks Group Ltd.	116	1,836
Naspers Ltd. - Class N	30	3,676
Pepkor Holdings Ltd.(3)	1,106	1,269

Total South Africa		14,554

South Korea – 0.59%
Amorepacific Group	19	348
Coupang, Inc. - Class A(1)	1,022	17,037
Hana Financial Group, Inc.	100	2,452
Hankook Tire & Technology Co. Ltd.	33	794
Hyundai Motor Co.	8	933
LG Corp.	19	983

NAVER Corp.	119	15,790
POSCO Holdings, Inc.	84	12,185
Samsung Electronics Co. Ltd.	160	5,884
Shinhan Financial Group Co. Ltd.	568	13,191
SK Hynix, Inc.	47	2,701

Total South Korea		72,298

Spain – 1.85%
Acciona SA	1	221
Acerinox SA	596	4,737
ACS Actividades de Construccion y Servicios SA	12	265
Aena SME SA(1)(3)	4	387
Amadeus IT Group SA(1)	900	41,712
Banco Bilbao Vizcaya Argentaria SA	332	1,491
Banco Santander SA	44,261	102,991
CaixaBank SA	14,669	47,246
Cellnex Telecom SA(3)	27	840
EDP Renovaveis SA	14	279
Enagas SA	9	137
Endesa SA	16	237
Ferrovial SA	125	2,831
Fluidra SA	468	7,018
Gestamp Automocion SA(3)	1,192	3,537
Grifols SA(1)	15	132
Iberdrola SA	299	2,784
Industria de Diseno Textil SA	54	1,120
Mediaset Espana Comunicacion SA	202	462
Naturgy Energy Group SA	8	181
Red Electrica Corp. SA	18	274
Repsol SA	73	843
Siemens Gamesa Renewable Energy SA(1)	12	207
Telefonica SA	269	888
Viscofan SA	139	7,585

Total Spain		228,405

Sweden – 3.12%
Alfa Laval AB	40	994
Alleima AB(1)	168	526
Assa Abloy AB - Class B	1,058	19,817
Atlas Copco AB - Class A	8,328	77,399
Atlas Copco AB - Class B	78	648
Boliden AB	14	432
Electrolux AB - Class B	11	110
Embracer Group AB - Class B(1)	33	197
Epiroc AB - Class A	2,019	28,888
Epiroc AB - Class B	20	250
EQT AB	15	287
Essity AB - Class B	31	607
Evolution AB(3)	619	48,896
Fastighets AB Balder - Class B(1)	30	120
Getinge AB - Class B	247	4,230
H & M Hennes & Mauritz AB - Class B	36	333
Hexagon AB - Class B	96	898
Holmen AB - Class B	5	172
Husqvarna AB - Class B	21	116
Industrivarden AB - Class A	6	127
Industrivarden AB - Class C	7	148
Indutrade AB	14	227
Investment AB Latour - Class B	7	117
Investor AB - Class A	25	381
Investor AB - Class B	2,148	31,349
Kinnevik AB - Class B(1)	12	157
L E Lundbergforetagen AB - Class B	4	146
Lifco AB - Class B	12	160
MIPS AB	38	1,143
Modern Times Group MTG AB - Class B(1)	266	1,761
Nibe Industrier AB - Class B	3,683	32,853
Sagax AB - Class B	10	166
Sandvik AB	746	10,171
Securitas AB - Class B	17	120
Skandinaviska Enskilda Banken AB - Class A	83	795
Skanska AB - Class B	17	215
SKF AB - Class B	19	258
Spotify Technology SA(1)	206	17,767
Svenska Cellulosa AB SCA - Class B	31	388
Svenska Handelsbanken AB - Class A	1,483	12,173
Swedbank AB	45	586
Swedish Match AB	1,223	12,099
Swedish Orphan Biovitrum AB(1)	8	156
Tele2 AB - Class B	28	242
Telefonaktiebolaget LM Ericsson - Class B	147	857
Telia Co. AB	24,056	69,283
Viaplay Group AB - Class B(1)	195	3,794
Volvo AB - Class A	10	142
Volvo AB - Class B	75	1,067
Volvo Car AB - Class B(1)	32	138

Total Sweden		383,906

Switzerland – 6.13%
ABB Ltd.	598	15,435
Adecco Group AG	319	8,817
Alcon, Inc.	994	57,716
Bachem Holding AG - Class B	2	98
Baloise Holding AG	2	289
Barry Callebaut AG(4)	0	337
Chocoladefabriken Lindt & Spruengli AG(4)	0	522
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	598
Cie Financiere Richemont SA	243	2,287
Cie Financiere Richemont SA	774	73,065
Clariant AG(1)	12	195
Coca-Cola HBC AG	10	214
Credit Suisse Group AG - Class A	3,071	12,148
EMS-Chemie Holding AG(4)	0	227
Geberit AG	40	17,301
Givaudan SA(4)	0	1,390
Glencore Plc	6,308	33,146
Helvetia Holding AG	24	2,222
Holcim AG(1)	339	13,897
Julius Baer Group Ltd.	207	9,047
Kuehne & Nagel International AG	3	545
Logitech International SA	127	5,816
Lonza Group AG	120	58,241
Nestle SA	701	75,835
Novartis AG	1,677	127,885
Partners Group Holding AG	1	917
Roche Holding AG	1	514
Roche Holding AG	379	123,362
Schindler Holding AG	1	171
Schindler Holding AG	2	307
SGS SA(4)	0	676
SIG Group AG(1)	15	300
Sika AG	268	53,829
Sonova Holding AG	40	8,788
STMicroelectronics NV	34	1,045
Straumann Holding AG	6	506
Swatch Group AG - BR	1	321
Swatch Group AG - REG	3	112
Swiss Life Holding AG	2	715
Swiss Prime Site AG	4	301
Swiss Re AG	15	1,096
Swisscom AG	1	613
Temenos AG	3	220
UBS Group AG	2,823	40,951
VAT Group AG(3)	1	262
Zurich Insurance Group AG	8	2,991

Total Switzerland		755,270

Taiwan – 1.48%
Advantech Co. Ltd.	280	2,579
Chailease Holding Co. Ltd.	396	2,262
Delta Electronics, Inc.	381	3,027
Hon Hai Precision Industry Co. Ltd.	14,960	47,905
MediaTek, Inc.	51	880
Taiwan Semiconductor Manufacturing Co. Ltd.	3,074	40,745
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,245	85,335

Total Taiwan		182,733

Thailand – 0.11%
Kasikornbank PCL	330	1,272
Thai Beverage PCL	30,439	12,672

Total Thailand		13,944

United Kingdom – 17.90%
3i Group Plc	1,514	18,175
Abrdn Plc	103	158
Admiral Group Plc	346	7,354
Anglo American Plc	63	1,898
Ashtead Group Plc	302	13,544
Associated British Foods Plc	18	247
AstraZeneca Plc	595	65,379
Auto Trader Group Plc(3)	7,611	43,164
AVEVA Group Plc	96	3,311
Aviva Plc	3,308	14,187
BAE Systems Plc	1,714	15,063
Barclays Plc	29,210	46,477
Barratt Developments Plc	465	1,758
Berkeley Group Holdings Plc	6	202
BP Plc	36,134	172,662
British American Tobacco Plc	175	6,288
British Land Co. Plc	44	170
BT Group Plc - Class A	343	461
Bunzl Plc	562	17,164

Burberry Group Plc	1,103	22,032
Capita Plc(1)	10,137	2,797
Cazoo Group Ltd.(1)	108	49
Close Brothers Group Plc	177	1,823
CNH Industrial NV	1,715	19,193
Coca-Cola Europacific Partners Plc	155	6,619
Compass Group Plc	1,421	28,301
ConvaTec Group Plc(3)	5,277	11,993
Croda International Plc	7	492
Devro Plc	985	1,821
Diageo Plc	613	25,807
DS Smith Plc	2,556	7,228
easyJet Plc(1)	1,078	3,518
Entain Plc	1,289	15,412
Euromoney Institutional Investor Plc	199	3,178
Farfetch Ltd. - Class A(1)	1,775	13,222
Ferguson Plc	349	36,159
Future Plc	338	4,883
Games Workshop Group Plc	288	18,399
GSK Plc	4,785	69,112
Haleon Plc(1)	252	784
Halma Plc	19	422
Hargreaves Lansdown Plc	2,451	23,469
Hays Plc	8,538	9,623
HomeServe Plc	1,551	20,431
HSBC Holdings Plc	344	1,798
HSBC Holdings Plc	8,612	44,591
IG Group Holdings Plc	694	5,885
Imperial Brands Plc	4,998	102,768
Inchcape Plc	1,199	9,078
Informa Plc	627	3,586
InterContinental Hotels Group Plc	67	3,226
International Personal Finance Plc	1,571	1,449
Intertek Group Plc	933	38,283
ITV Plc	10,678	6,738
J Sainsbury Plc	17,897	34,660
JD Sports Fashion Plc	127	140
John Wood Group Plc(1)	14,966	21,136
Johnson Matthey Plc	9	189
Jupiter Fund Management Plc	2,255	2,300
Kingfisher Plc	33,810	82,302
Land Securities Group Plc	36	207
Legal & General Group Plc	300	716
Lloyds Banking Group Plc	265,831	120,152
London Stock Exchange Group Plc	16	1,387
M&G Plc	128	236
Melrose Industries Plc	222	248
Mondi Plc	24	368
National Express Group Plc(1)	1,031	1,927
National Grid Plc	184	1,893
NatWest Group Plc	7,406	18,447
Next Plc	7	349
Non-Standard Finance Plc(1)(3)	1,565	10
Ocado Group Plc(1)	28	147
Pagegroup Plc	584	2,399
Pearson Plc	35	336
Persimmon Plc	16	215
Petrofac Ltd.(1)	531	596
Pets at Home Group Plc	1,282	3,738
Phoenix Group Holdings Plc	37	215
Provident Financial Plc	1,141	2,110
Prudential Plc	49	480
Prudential Plc	586	5,732
Rathbones Group Plc	94	1,726
Reckitt Benckiser Group Plc	601	39,847
RELX Plc	861	21,032
Rentokil Initial Plc	94	500
Rightmove Plc	10,855	57,909
Rio Tinto Plc	395	21,378
Rolls-Royce Holdings Plc(1)	7,214	5,525
Rotork Plc	616	1,599
RWS Holdings Plc	572	2,034
Sage Group Plc	51	394
Schroders Plc	37	159
Segro Plc	59	496
Serco Group Plc	5,607	9,725
Severn Trent Plc	13	331
Shell Plc	3,191	79,582
Shell Plc	4,964	123,152
Smith & Nephew Plc	207	2,385
Smiths Group Plc	20	330
Softcat Plc	137	1,805
Spirax-Sarco Engineering Plc	4	420

SSE Plc		4,950	83,588
SSP Group Plc(1)		5,539	11,591
St James’s Place Plc		673	7,664
Standard Chartered Plc		5,812	36,354
Taylor Wimpey Plc		3,731	3,633
TechnipFMC Plc(1)		5,104	43,182
Tesco Plc		48,682	111,728
Trainline Plc(1)(3)		5,941	20,943
Travis Perkins Plc		3,071	26,359
Unilever Plc		591	25,961
United Utilities Group Plc		34	332
Vodafone Group Plc		20,160	22,563
Weir Group Plc		1,627	25,195
WH Smith Plc(1)		540	7,120
Whitbread Plc		10	260
Wise Plc - Class A(1)		3,154	23,016
WPP Plc		11,043	91,164

Total United Kingdom			2,205,448

United States – 2.70%
Aon Plc - Class A		219	58,546
Carnival Plc(1)		201	1,253
EPAM Systems, Inc.(1)		143	51,732
Mettler-Toledo International, Inc.(1)		87	94,507
ResMed, Inc.		239	52,206
Samsonite International SA(1)(3)		824	1,975
STERIS Plc		235	39,111
Waste Connections, Inc.		243	32,836

Total United States			332,166

Uruguay – 0.33%
MercadoLibre, Inc.(1)		49	40,919

Total Uruguay			40,919

Total Common Stocks (Cost: $14,309,331)			11,996,964

PREFERRED STOCKS – 0.36%
Germany – 0.36%
Bayerische Motoren Werke AG		3	185
Henkel AG & Co. KGaA		9	522
Porsche Automobil Holding SE		8	426
Sartorius AG		1	419
Volkswagen AG		350	42,785

Total Germany			44,337

South Korea – 0.00%(2)
Amorepacific Group		8	122

Total South Korea			122

Total Preferred Stocks (Cost: $71,126)			44,459

RIGHTS – 0.00%(2)
Brazil – 0.00%(2)
Localiza Rent a Car SA, expires 10/31/2022, expires 10/31/2022(1)		1	1

Total Brazil			1

Sweden – 0.00%(2)
Securitas AB, expires 11/10/2022(1)		60	25

Total Sweden			25

Total Rights (Cost: $34)			26

SHORT-TERM INVESTMENTS – 1.73%
Money Market Funds – 1.57%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(5)		193,402	193,402

Total Money Market Funds (Cost: $193,402)			193,402

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.16%
ANZ, Hong Kong, 1.39% due 10/03/2022	AUD	487	311
Barclays Bank, London, 2.58% due 10/03/2022		$818	818
BBVA, Madrid, 2.58% due 10/03/2022		564	564
BNP Paribas, Paris, 1.42% due 10/03/2022	GBP	2,504	2,796
Brown Brothers Harriman, -0.29% due 10/03/2022	CHF	118	119
Brown Brothers Harriman, 0.12% due 10/03/2022	DKK	1,236	163
Brown Brothers Harriman, 0.87% due 10/03/2022	SEK	485	44
Brown Brothers Harriman, 1.25% due 10/03/2022	NZD	27	15
Brown Brothers Harriman, 1.41% due 10/03/2022	NOK	211	19
Brown Brothers Harriman, 4.75% due 10/03/2022	ZAR	912	50
Citibank, London, 0.29% due 10/03/2022	EUR	1,762	1,727
HSBC, Hong Kong, 1.05% due 10/03/2022	HKD	12,287	1,565
HSBC, Singapore, 3.56% due 10/03/2022	SGD	13	9
Sumitomo Trust Bank, London, 2.58% due 10/03/2022		$346	346
Sumitomo, Tokyo, -0.40% due 10/03/2022	JPY	1,552,932	10,730
Sumitomo, Tokyo, 2.58% due 10/03/2022		$11	11

Total Time Deposits (Cost: $19,287)			19,287

Total Short-Term Investments (Cost: $212,689)			212,689

TOTAL INVESTMENTS IN SECURITIES – 99.45%
(Cost: $14,593,180)			12,254,138

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.55%			67,686

TOTAL NET ASSETS – 100.00%			$12,321,824

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $476,188, which represents 3.86% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $139, which represents 0.00% of total net assets.
(7)	Security that is restricted at September 30, 2022. The value of the restricted securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
52	Euro Stoxx 50 Future	Dec. 2022	EUR 1,781	$1,689	$(56)
24	FTSE 100 INDEX Future	Dec. 2022	GBP 1,735	1,853	(84)
10	TOPIX INDEX Future	Dec. 2022	JPY 189,339	1,269	(40)

					$(180)

COMMON STOCKS	Percentage of Net Assets
Communication Services	5.90%
Consumer Discretionary	14.37
Consumer Staples	9.07
Energy	4.63
Financials	15.11
Healthcare	13.57
Industrials	16.84
Information Technology	10.63
Materials	4.29
Real Estate	0.29
Utilities	2.66

Total Common Stocks	97.36

PREFERRED STOCKS
Consumer Discretionary	0.35
Consumer Staples	0.01
Healthcare	0.00	(1)

Total Preferred Stocks	0.36

RIGHTS
Industrials	0.00	(1)

Total Rights	0.00

SHORT-TERM INVESTMENTS	1.73

TOTAL INVESTMENTS	99.45
OTHER ASSETS IN EXCESS OF LIABILITIES	0.55

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

September 30, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 91.75%
Australia – 3.49%
APA Group	8	$47
Australia & New Zealand Banking Group Ltd.	23	333
BHP Group Ltd.	7	170
BHP Group Ltd.	13	318
Brambles Ltd.	8	61
Challenger Ltd.	25	93
Cochlear Ltd.	6	797
Commonwealth Bank of Australia	1	51
CSL Ltd.	9	1,715
Fortescue Metals Group Ltd.	3	31
Goodman Group	4	41
IGO Ltd.	82	717
Macquarie Group Ltd.	4	356
Mineral Resources Ltd.	4	150
Mirvac Group	31	39
National Australia Bank Ltd.	8	155
Northern Star Resources Ltd.	11	53
Qantas Airways Ltd.(1)	17	56
REA Group Ltd.(2)	0	24
Rio Tinto Ltd.	1	65
Scentre Group	164	269
Sonic Healthcare Ltd.	2	48
South32 Ltd.	107	255
Telstra Corp. Ltd.	26	64
Transurban Group	6	47
Washington H Soul Pattinson & Co. Ltd.	4	61
Westpac Banking Corp.	5	65
Woodside Energy Group Ltd.	1	27
Woodside Energy Group Ltd.	1	28
Woolworths Group Ltd.	2	49
Worley Ltd.	31	250

Total Australia		6,435

Austria – 0.08%
Erste Group Bank AG	5	119
OMV AG	1	36

Total Austria		155

Belgium – 0.15%
Groupe Bruxelles Lambert NV	1	57
KBC Group NV	1	59
Umicore SA	5	155

Total Belgium		271

Brazil – 0.69%
Ambev SA - ADR	451	1,276

Total Brazil		1,276

Canada – 2.97%
Alimentation Couche-Tard, Inc.	39	1,586
Canadian National Railway Co.	15	1,632
Definity Financial Corp.	5	127
Element Fleet Management Corp.	41	488
Magna International, Inc.	8	356
Manulife Financial Corp.	16	247
National Bank of Canada	9	580
Sun Life Financial, Inc.	11	452

Total Canada		5,468

Chile – 0.15%
Antofagasta Plc	23	282

Total Chile		282

China – 1.07%
Alibaba Group Holding Ltd. - ADR(1)	1	101
Alibaba Group Holding Ltd.(1)	65	652
PICC Property & Casualty Co. Ltd. - Class H	282	292
Ping An Insurance Group Co. of China Ltd. - Class H	39	192
Tencent Holdings Ltd.	2	78
Trip.com Group Ltd. - ADR(1)	24	658

Total China		1,973

Denmark – 3.58%
AP Moller - Maersk - Class B(2)	0	620
Carlsberg AS - Class B(2)	0	48
CHR Hansen Holding	18	904
Coloplast - Class B	12	1,239
Danske Bank	40	492
DSV	1	86
Genmab(1)	1	182
Novo Nordisk - Class B	19	1,925
Novozymes - Class B	22	1,091
Tryg	1	18

Total Denmark		6,605

Finland – 2.04%
Elisa OYJ	2	68
Fortum OYJ	3	43
Kone OYJ - Class B	32	1,223
Neste OYJ	2	83
Nokia OYJ	353	1,514
Nordea Bank Abp - Class A	11	91
Orion OYJ - Class B	1	47
Sampo OYJ - Class A	13	575
Stora Enso OYJ - Class R	9	112

Total Finland		3,756

France – 11.89%
Accor SA(1)	45	934
Air Liquide SA	15	1,704
Airbus SE(2)	0	30
Amundi SA(3)	31	1,292
AXA SA	36	775
BNP Paribas SA	3	136
Bouygues SA	16	419
Capgemini SE(2)	0	36
Cie Generale des Etablissements Michelin SCA	63	1,416
Covivio	2	80
Credit Agricole SA	8	61
Dassault Systemes SE	33	1,147
Eiffage SA(2)	0	18
Engie SA	53	605
EssilorLuxottica SA	3	384
Gecina SA	1	71
Getlink SE	2	37
Hermes International	1	754
Ipsen SA	2	167
Kering SA	1	294
Legrand SA	6	366
L’Oreal SA	6	1,867
LVMH Moet Hennessy Louis Vuitton SE	3	1,823
Orange SA	3	31
Pernod Ricard SA	1	93
Publicis Groupe SA	18	868
Renault SA(1)	2	65
Rexel SA	83	1,244
Safran SA	3	287
Sanofi	29	2,219
Sartorius Stedim Biotech(2)	0	40
SCOR SE	15	218
Societe Generale SA	4	73
Teleperformance	1	282
TotalEnergies SE	43	2,013
Vinci SA(2)	0	34
Worldline SA(1)(3)	1	31

Total France		21,914

Germany – 7.13%
Adidas AG	8	896
Allianz SE	1	103
BASF SE	36	1,388
Bayer AG	6	283
Beiersdorf AG(2)	0	29
Carl Zeiss Meditec AG	1	78
Covestro AG(3)	53	1,513
Daimler Truck Holding AG(1)	40	896
Deutsche Bank AG	8	59
Deutsche Boerse AG(2)	0	53
Deutsche Telekom AG	9	153
E.ON SE	9	70
Fresenius Medical Care AG & Co. KGaA	29	815
Fresenius SE & Co. KGaA	10	205
Henkel AG & Co. KGaA	1	46
Infineon Technologies AG	4	79
KION Group AG	5	103
Mercedes-Benz Group AG - Class REGISTERED	1	30
Merck KGaA	8	1,252
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4	846
RWE AG	2	76
SAP SE	23	1,870
Siemens AG	16	1,576
Siemens Healthineers AG(3)	10	408
Stroeer SE & Co. KGaA	3	122
United Internet AG - Class REG	4	77
Zalando SE(1)(3)	6	116

Total Germany		13,142

Hong Kong – 2.60%
AIA Group Ltd.	204	1,695
BOC Hong Kong Holdings Ltd.	9	28
CK Asset Holdings Ltd.	6	33
CLP Holdings Ltd.	129	971
Galaxy Entertainment Group Ltd.	217	1,276
Hang Lung Properties Ltd.	21	35
Hang Seng Bank Ltd.	3	49
Jardine Matheson Holdings Ltd.	11	556
MTR Corp. Ltd.	19	87
Sun Hung Kai Properties Ltd.	4	44
Techtronic Industries Co. Ltd.	3	24

Total Hong Kong		4,798

Ireland – 1.20%
AerCap Holdings NV(1)	1	48
Bank of Ireland Group Plc	88	565
CRH Plc	2	58
DCC Plc	4	204
Experian Plc	42	1,236
Flutter Entertainment Plc(1)(2)	0	45
Kerry Group Plc - Class A	1	51

Total Ireland		2,207

Israel – 0.11%
Bank Leumi Le-Israel BM	2	21
Check Point Software Technologies Ltd.(1)	1	79
Israel Discount Bank Ltd. - Class A	4	22
Teva Pharmaceutical Industries Ltd. - ADR(1)	4	30
Wix.com Ltd.(1)	1	41

Total Israel		193

Italy – 1.00%
Assicurazioni Generali SpA	6	83
Enel SpA	200	821
Ferrari NV(2)	0	81
FinecoBank Banca Fineco SpA	6	73
Intesa Sanpaolo SpA	112	186
Moncler SpA	3	116
Nexi SpA(1)(3)	3	23
Poste Italiane SpA(3)	3	25
Prysmian SpA	12	355
Recordati SpA	1	41
UniCredit SpA	4	36

Total Italy		1,840

Japan – 19.35%
Advantest Corp.	1	55
Aeon Co. Ltd.	3	58
Asahi Kasei Corp.	27	180
Astellas Pharma, Inc.	52	692
Azbil Corp.	3	65
Bridgestone Corp.	10	330
Brother Industries Ltd.	4	69
Central Japan Railway Co.	2	258
Chubu Electric Power Co., Inc.	6	53
Chugai Pharmaceutical Co. Ltd.	2	55
CyberAgent, Inc.	29	248
Dai-ichi Life Holdings, Inc.	4	60
Daiichi Sankyo Co. Ltd.	2	67
Daikin Industries Ltd.	11	1,723
Denso Corp.	1	37
East Japan Railway Co.	1	36
Electric Power Development Co. Ltd.	11	158
FANUC Corp.	9	1,194
Fast Retailing Co. Ltd.(2)	0	53
Fukuoka Financial Group, Inc.	26	465
Hamamatsu Photonics KK	5	227
Hankyu Hanshin Holdings, Inc.	1	21
Hikari Tsushin, Inc.	1	70
Hirose Electric Co. Ltd.	1	66
Hitachi Ltd.	2	72
Honda Motor Co. Ltd.	32	692
Hoya Corp.	15	1,445
Ibiden Co. Ltd.	2	49
Idemitsu Kosan Co. Ltd.	3	54
Iida Group Holdings Co. Ltd.	18	249
Inpex Corp.	8	71
Isuzu Motors Ltd.	102	1,125
ITOCHU Corp.	3	80
Japan Post Bank Co. Ltd.	5	32
Japan Post Holdings Co. Ltd.	15	99
Japan Tobacco, Inc.	2	35
Kakaku.com, Inc.	2	37
Kansai Electric Power Co., Inc.	6	53
KDDI Corp.	1	35
Keyence Corp.	5	1,554
Kirin Holdings Co. Ltd.	12	177
Komatsu Ltd.	67	1,225
M3, Inc.	1	20
Makita Corp.	36	691
Marubeni Corp.	7	58
McDonald’s Holdings Co. Japan Ltd.	1	35
MEIJI Holdings Co. Ltd.	1	44
MISUMI Group, Inc.	32	698
Mitsubishi Corp.	10	268
Mitsubishi Electric Corp.	44	402
Mitsubishi HC Capital, Inc.	27	118
Mitsubishi UFJ Financial Group, Inc.	80	363
Mitsui & Co. Ltd.	13	285
Mitsui Fudosan Co. Ltd.	24	450
Mitsui OSK Lines Ltd.	1	13
Mizuho Financial Group, Inc.	9	93
MS&AD Insurance Group Holdings, Inc.	5	132
Murata Manufacturing Co. Ltd.	26	1,215
Nidec Corp.	1	45
Nintendo Co. Ltd.	4	157
Nippon Telegraph & Telephone Corp.	41	1,092
Nippon Yusen KK	1	15
Nissan Chemical Corp.(2)	0	18
Nissan Motor Co. Ltd.	9	30
NTT Data Corp.	39	508
Olympus Corp.	3	52
Omron Corp.	1	41
Ono Pharmaceutical Co. Ltd.	2	49
Otsuka Holdings Co. Ltd.	9	269
Panasonic Corp.	157	1,104
Pola Orbis Holdings, Inc.	6	70
Recruit Holdings Co. Ltd.	15	432
Renesas Electronics Corp.(1)	10	86
Resona Holdings, Inc.	200	732
Ricoh Co. Ltd.	8	59
Seiko Epson Corp.	2	29
Seven & i Holdings Co. Ltd.	13	514
Shin-Etsu Chemical Co. Ltd.	12	1,197
SMC Corp. - ADR	6	118
SMC Corp.	3	1,384
Softbank Corp.	9	91
SoftBank Group Corp.	2	71
Sony Group Corp.	8	483
Stanley Electric Co. Ltd.	8	127
Subaru Corp.	47	710
Sumitomo Corp.	19	231

Sumitomo Metal Mining Co. Ltd.	5	129
Sumitomo Mitsui Financial Group, Inc.	13	355
Sumitomo Mitsui Trust Holdings, Inc.	8	233
Sumitomo Rubber Industries Ltd.	9	68
Suzuki Motor Corp.	8	243
Sysmex Corp.	23	1,202
T&D Holdings, Inc.	22	204
Takeda Pharmaceutical Co. Ltd.	32	823
TDK Corp.	2	59
TechnoPro Holdings, Inc.	11	239
Terumo Corp.	42	1,172
THK Co. Ltd.	6	102
Tokio Marine Holdings, Inc.	32	560
Tokyo Electron Ltd.	1	320
Toray Industries, Inc.	180	885
Toyota Motor Corp.	65	843
Welcia Holdings Co. Ltd.	4	89
Yokogawa Electric Corp.	4	65
Z Holdings Corp.	62	165

Total Japan		35,679

Luxembourg – 0.34%
ArcelorMittal	24	469
Eurofins Scientific SE(2)	0	29
Tenaris SA	10	129

Total Luxembourg		627

Netherlands – 4.04%
Adyen NV(1)(2)(3)	0	32
Aegon NV	14	56
Akzo Nobel NV	6	364
Argenx SE(1)(2)	0	32
ASM International NV	4	801
ASML Holding NV	5	2,110
EXOR NV(6)	1	68
Heineken NV	1	55
ING Groep NV	182	1,555
JDE Peet’s NV	2	49
Koninklijke Ahold Delhaize NV	3	80
Koninklijke DSM NV	1	64
Koninklijke Philips NV	18	280
NXP Semiconductors NV	3	469
QIAGEN NV(1)(2)	0	18
Randstad NV	32	1,371
Wolters Kluwer NV(2)	0	47

Total Netherlands		7,451

New Zealand – 0.07%
Auckland International Airport Ltd.(1)	3	11
Mercury NZ Ltd.	11	36
Xero Ltd.(1)	2	72

Total New Zealand		119

Norway – 1.01%
DNB Bank ASA	30	476
Equinor ASA	27	889
Gjensidige Forsikring ASA	3	60
Norsk Hydro ASA	23	121
Orkla ASA	5	35
Storebrand ASA	42	289

Total Norway		1,870

Portugal – 0.04%
EDP – Energias de Portugal SA	18	79

Total Portugal		79

Singapore – 1.21%
CapitaLand Integrated Commercial Trust	31	41
CapLand Ascendas REIT	35	66
DBS Group Holdings Ltd.	36	826
Oversea-Chinese Banking Corp. Ltd.	7	53
Singapore Airlines Ltd.(1)	3	9
Singapore Telecommunications Ltd.	41	75
United Overseas Bank Ltd.	26	475
Venture Corp. Ltd.	6	66
Wilmar International Ltd.	234	622

Total Singapore		2,233

South Korea – 0.81%
Coupang, Inc. - Class A(1)	13	213
NAVER Corp.	1	139
POSCO Holdings, Inc.(2)	0	26
POSCO Holdings, Inc. - ADR	6	208
Samsung Electronics Co. Ltd. - GDR(2)(3)(6)	0	217
Samsung Electronics Co. Ltd.	12	427
Shinhan Financial Group Co. Ltd. - ADR	5	120
Shinhan Financial Group Co. Ltd.	6	151

Total South Korea		1,501

Spain – 1.36%
ACS Actividades Co.	3	62
Aena SME SA(1)(2)(3)	0	26
Amadeus IT Group SA(1)	4	184
Banco Bilbao Vizcaya Argentaria SA	18	80
Banco Santander SA	27	63
CaixaBank SA	267	861
Iberdrola SA	3	31
Industria de Diseno Textil SA	58	1,199

Total Spain		2,506

Sweden – 0.80%
Alleima AB(1)	1	2
Atlas Copco AB - Class B	6	49
Autoliv, Inc.	3	215
Boliden AB	4	134
Elekta AB - Class B	28	143
Securitas AB - Class B	6	38

Skandinaviska Enskilda Banken AB - Class A	2	23
Skanska AB - Class B	3	38
Svenska Handelsbanken AB - Class A	47	388
Telefonaktiebolaget LM Ericsson - Class B	64	373
Volvo AB - Class B	6	78

Total Sweden		1,481

Switzerland – 9.77%
ABB Ltd.	20	508
Alcon, Inc.(2)	0	28
Barry Callebaut AG(2)	0	270
Cie Financiere Richemont SA	1	67
Credit Suisse Group AG - Class A	75	297
EMS-Chemie Holding AG(2)	0	89
Givaudan SA(2)	0	54
Glencore Plc	14	76
Holcim AG(1)	3	106
Julius Baer Group Ltd.	13	584
Kuehne & Nagel International AG	4	777
Lonza Group AG	2	1,194
Nestle SA	35	3,818
Novartis AG	33	2,525
Partners Group Holding AG(2)	0	78
Roche Holding AG	14	4,525
SGS SA	1	1,149
Sonova Holding AG(2)	0	78
STMicroelectronics NV	2	63
Swiss Re AG	1	50
UBS Group AG	73	1,061
VAT Group AG(2)(3)	0	48
Zurich Insurance Group AG	1	570

Total Switzerland		18,015

Taiwan – 2.15%
Hon Hai Precision Industry Co. Ltd.	167	535
Hon Hai Precision Industry Co. Ltd. - GDR	151	961
Taiwan Semiconductor Manufacturing Co. Ltd.	69	915
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	23	1,557

Total Taiwan		3,968

United Kingdom – 12.27%
3i Group Plc	4	50
Amcor Plc	21	224
Anglo American Plc	1	36
Ashtead Group Plc	10	436
ASOS Plc(1)	12	74
AstraZeneca Plc	2	259
AstraZeneca Plc - ADR	14	773
Auto Trader Group Plc(3)	6	35
Aviva Plc	135	581
BAE Systems Plc	4	32
Barclays Plc	193	306
BP Plc	24	114
Bridgepoint Group Plc(3)	19	40
British American Tobacco Plc	1	39
British Land Co. Plc	16	64
Bunzl Plc	6	181
Close Brothers Group Plc	7	69
Compass Group Plc	103	2,055
Croda International Plc	1	49
Diageo Plc	52	2,206
Direct Line Insurance Group Plc	54	112
Dr Martens Plc	41	100
Ferguson Plc	1	74
GSK Plc	8	119
GSK Plc - ADR	8	231
Hargreaves Lansdown Plc	7	67
HSBC Holdings Plc	217	1,122
Imperial Brands Plc	2	41
J Sainsbury Plc	501	971
Johnson Matthey Plc	11	221
Kingfisher Plc	119	290
Legal & General Group Plc	30	71
Lloyds Banking Group Plc	676	305
London Stock Exchange Group Plc	1	64
Melrose Industries Plc	193	216
National Grid Plc	42	435
NatWest Group Plc	211	526
Next Plc	4	226
Persimmon Plc	12	163
Prudential Plc	111	1,082

Reckitt Benckiser Group Plc		10	650
RELX Plc		4	104
Rentokil Initial Plc		6	29
Rio Tinto Plc		1	78
Sage Group Plc		7	57
Schroders Plc		9	38
Shell Plc		21	534
Shell Plc		25	618
Shell Plc - ADR		13	622
Smiths Group Plc		3	53
SSE Plc		3	50
Standard Chartered Plc		127	794
TechnipFMC Plc(1)		106	896
Tesco Plc		408	936
Travis Perkins Plc		84	722
Unilever Plc		25	1,097
Vodafone Group Plc - ADR		30	343
Vodafone Group Plc		444	497
Whitbread Plc		2	45
WPP Plc		48	400

Total United Kingdom			22,622

United States – 0.38%
Broadcom, Inc.		1	554
Samsonite International SA(1)(3)		59	140

Total United States			694

Total Common Stocks (Cost: $196,248)			169,160

PREFERRED STOCKS – 0.59%
Germany – 0.59%
Henkel AG & Co. KGaA		1	47
Porsche Automobil Holding SE		1	41
Volkswagen AG		8	1,003

Total Germany			1,091

Total Preferred Stocks (Cost: $1,359)			1,091

RIGHTS – 0.00%(4)
Sweden – 0.00%(4)
Securitas AB, expires 11/10/2022(1)		22	9

Total Sweden			9

Total Rights (Cost: $8)			9

SHORT-TERM INVESTMENTS – 5.67%
Money Market Funds – 5.43%
Goldman Sachs Financial Square Government Fund - Class I, 2.90%(5)		10,010	10,010

Total Money Market Funds (Cost: $10,010)			10,010

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.24%
ANZ, London, 1.39% due 10/03/2022	AUD	80	51
BNP Paribas, Paris, 1.42% due 10/03/2022	GBP	170	190
Brown Brothers Harriman, -0.29% due 10/03/2022	CHF	4	4
Brown Brothers Harriman, 0.12% due 10/03/2022	DKK	44	6
Brown Brothers Harriman, 0.87% due 10/03/2022	SEK	34	3
Brown Brothers Harriman, 1.25% due 10/03/2022	NZD	2	1
Brown Brothers Harriman, 1.41% due 10/03/2022	NOK	81	8
Brown Brothers Harriman, 2.32% due 10/03/2022	CAD	32	23
Citibank, London, 0.29% due 10/03/2022	EUR	93	92
HSBC, Hong Kong, 1.05% due 10/03/2022	HKD	234	30
HSBC, Singapore, 3.56% due 10/03/2022	SGD	39	27
Sumitomo, Tokyo, -0.40% due 10/03/2022	JPY	1,731	12

Total Time Deposits (Cost: $447)			447

Total Short-Term Investments (Cost: $10,457)			10,457

TOTAL INVESTMENTS IN SECURITIES – 98.01%
(Cost: $208,072)			180,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.99%			3,661

TOTAL NET ASSETS – 100.00%			$184,378

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,946, which represents 2.14% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $285 or 0.15% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.64%
Consumer Discretionary	11.17
Consumer Staples	9.17
Energy	3.49
Financials	15.24
Healthcare	15.16
Industrials	14.74
Information Technology	10.13
Materials	7.43
Real Estate	0.67
Utilities	1.91

Total Common Stocks	91.75

PREFERRED STOCKS
Consumer Discretionary	0.57
Consumer Staples	0.02

Total Preferred Stocks	0.59

RIGHTS
Industrials	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	5.67

TOTAL INVESTMENTS	98.01
OTHER ASSETS IN EXCESS OF LIABILITIES	1.99

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has designated responsibility for applying approved valuation policies to the Adviser as the valuation designee of the Funds. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities, other assets and/or other liabilities for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,006,310	$17,804	$2,024,114
Corporate Bonds
Basic Materials	—	118,684	—	118,684
Communications	—	327,139	—	327,139
Consumer, Cyclical	—	271,273	—	271,273
Consumer, Non-cyclical	—	560,991	—	560,991
Diversified	—	449	—	449
Energy	—	460,282	—	460,282
Financials	—	1,779,792	—	1,779,792
Industrials	—	298,166	—	298,166
Technology	—	267,286	—	267,286
Utilities	—	483,719	—	483,719
Government Related
Other Government Related	—	247,215	—	247,215
U.S. Treasury Obligations	—	3,293,100	—	3,293,100
Mortgage-Backed Obligations	—	5,839,430	13,764	5,853,194
Preferred Stocks
Financials	2,323	—	—	2,323
Short-Term Investments
Money Market Funds	770,458	—	—	770,458
Time Deposits	—	25,301	—	25,301
Futures Contracts (1)	4,970	—	—	4,970

Total Assets	$777,751	$15,979,137	$31,568	$16,788,456

Liabilities
TBA Sale Commitments	$—	$(38,198)	$—	$(38,198)
Futures Contracts (1)	(36,118)	—	—	(36,118)

Total Liabilities	$(36,118)	$(38,198)	$—	$(74,316)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,648,284	$—		$3,648,284
Corporate Bonds
Basic Materials	—	251,739	—		251,739
Communications	—	1,121,277	—	(2)	1,121,277
Consumer, Cyclical	—	753,620	—		753,620
Consumer, Non-cyclical	—	1,128,217	—		1,128,217
Energy	—	657,436	—		657,436
Financials	—	3,800,771	—		3,800,771
Government	—	33,942	—		33,942
Industrials	—	437,479	—		437,479
Technology	—	531,324	—		531,324
Utilities	—	575,418	—		575,418
Convertible Securities
Communications	—	34,461	—		34,461
Consumer, Cyclical	—	9,865	—		9,865
Consumer, Non-cyclical	—	36,846	—		36,846
Government Related
Other Government Related	—	469,186	—		469,186
U.S. Treasury Obligations	—	5,837,346	—		5,837,346
Mortgage-Backed Obligations	—	9,551,329	—		9,551,329
Bank Loans	—	425,216	9,397		434,613
Common Stocks
Communications	6,487	11,819	2,410		20,716
Consumer Discretionary	—	—	11,414		11,414
Energy	516	—	—		516
Financials	43	—	—	(2)	43
Industrials	—	—	—	(2)	—
Convertible Preferred Stocks
Financials	51,828	—	—		51,828
Preferred Stocks
Communications	—	—	23,365		23,365
Financials	—	—	7		7
Rights
Communications	—	—	—	(2)	—
Warrants
Communications	—	—	81		81
Short-Term Investments
Money Market Funds	1,267,115	—	—		1,267,115
Government Related	—	38,870	—		38,870
Commercial Paper	—	6,404	—		6,404
Repurchase Agreements	—	228,700	—		228,700
U.S. Treasury Bills	—	1,581,831	—		1,581,831
Time Deposits	—	40,480	—		40,480
Futures Contracts (1)	9,271	—	—		9,271
Forward Foreign Currency Exchange Contracts (1)	—	57,522	—		57,522
Swap Contracts (1)	—	112,481	—		112,481

Total Assets	$1,335,260	$31,381,863	$46,674		$32,763,797

Liabilities
TBA Sale Commitments	$—	$(421,970)	$—		$(421,970)
Futures Contracts (1)	(173,047)	—	—		(173,047)
Forward Foreign Currency Exchange Contracts (1)	—	(43,845)	—		(43,845)
Swap Contracts (1)	—	(180,292)	—		(180,292)

Total Liabilities	$(173,047)	$(646,107)	$—		$(819,154)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes securities valued at less than one thousand.

Bridge Builder Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$836,392	$—	$836,392
General Obligation	—	1,905,470	—	1,905,470
General Revenue	—	2,984,080	—	2,984,080
Healthcare	—	1,305,328	—	1,305,328
Housing	—	708,836	—	708,836
Transportation	—	1,628,438	—	1,628,438
Utilities	—	939,686	—	939,686
Short-Term Investments
Money Market Funds	293,400	—	—	293,400
Time Deposits	—	1,815	—	1,815
Futures Contracts (1)	12,652	—	—	12,652

Total Assets	$306,052	$10,310,045	$—	$10,616,097

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,225,637	$—	$—	$1,225,637
Consumer Discretionary	2,216,833	83,218	—	2,300,051
Consumer Staples	601,307	—	—	601,307
Energy	242,779	—	—	242,779
Financials	1,387,353	—	—	1,387,353
Healthcare	2,894,207	—	—	2,894,207
Industrials	604,185	—	—	604,185
Information Technology	4,304,761	42,902	—	4,347,663
Materials	551,552	—	—	551,552
Real Estate	328,530	—	—	328,530
Utilities	700	—	—	700
Preferred Stocks
Consumer Discretionary	15,307	—	—	15,307
Short-Term Investments
Money Market Funds	355,346	—	—	355,346
Time Deposits	—	516	—	516

Total Assets	$14,728,497	$126,636	$—	$14,855,133

Liabilities
Futures Contracts (1)	$(971)	$—	$—	$(971)

Total Liabilities	$(971)	$—	$—	$(971)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,071,707	$—	$—	$1,071,707
Consumer Discretionary	1,340,760	101,318	—	1,442,078
Consumer Staples	1,157,470	25,606	—	1,183,076
Energy	809,246	55,586	—	864,832
Financials	2,625,985	—	—	2,625,985
Healthcare	2,508,242	65,931	—	2,574,173
Industrials	2,187,138	107,982	—	2,295,120
Information Technology	1,496,225	70,976	—	1,567,201
Materials	697,945	4,183	9	702,137
Real Estate	458,593	—	—	458,593
Utilities	555,526	—	—	555,526
Convertible Preferred Stocks
Healthcare	10,615	—	—	10,615
Utilities	24,692	—	—	24,692
Preferred Stocks
Consumer Discretionary	14,954	27,803	—	42,757
Short-Term Investments
Money Market Funds	372,358	—	—	372,358
Time Deposits	—	1,642	—	1,642

Total Assets	$15,331,456	$461,027	$9	$15,792,492

Liabilities
Futures Contracts (1)	$(568)	$—	$—	$(568)

Total Liabilities	$(568)	$—	$—	$(568)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$26,229	$—	$—	$26,229
Consumer Discretionary	36,275	—	—	36,275
Consumer Staples	10,548	—	—	10,548
Energy	14,598	—	—	14,598
Financials	31,724	—	—	31,724
Healthcare	48,487	—	—	48,487
Industrials	27,446	—	—	27,446
Information Technology	69,188	59	—	69,247
Materials	13,559	—	—	13,559
Real Estate	6,440	—	—	6,440
Utilities	7,366	—	—	7,366
Short-Term Investments
Money Market Funds	15,808	—	—	15,808

Total Assets	$307,668	$59	$—	$307,727

Bridge Builder Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$167,789	$—	$—	$167,789
Consumer Discretionary	541,742	—	—	541,742
Consumer Staples	241,640	—	—	241,640
Energy	143,225	—	—	143,225
Financials	550,428	—	—	550,428
Healthcare	1,167,172	—	13	1,167,185
Industrials	908,748	—	—	908,748
Information Technology	1,245,069	604	—	1,245,673
Materials	138,695	—	—	138,695
Real Estate	45,711	—	—	45,711
Utilities	13,051	—	—	13,051
Short-Term Investments
Money Market Funds	160,428	—	—	160,428
Time Deposits	—	2,859	—	2,859

Total Assets	$5,323,698	$3,463	$13	$5,327,174

Liabilities
Futures Contracts (1)	$(213)	$—	$—	$(213)

Total Liabilities	$(213)	$—	$—	$(213)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$108,645	$—	$—	$108,645
Consumer Discretionary	642,414	—	—	642,414
Consumer Staples	211,432	—	—	211,432
Energy	327,757	—	—	327,757
Financials	1,235,200	—	—	1,235,200
Healthcare	486,305	—	16	486,321
Industrials	949,446	1,331	—	950,777
Information Technology	507,789	204	—	507,993
Materials	375,634	—	5	375,639
Real Estate	329,092	—	—	329,092
Utilities	342,506	—	—	342,506
Exchange Traded Funds	22,394	—	—	22,394
Short-Term Investments
Money Market Funds	160,896	—	—	160,896
Time Deposits	—	5,657	—	5,657

Total Assets	$5,699,510	$7,192	$21	$5,706,723

Liablities
Futures Contracts (1)	$(379)	$—	$—	$(379)

Total Liabilities	$(379)	$—	$—	$(379)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$3,142	$—	$—	$3,142
Consumer Discretionary	16,075	—	—	16,075
Consumer Staples	4,840	—	—	4,840
Energy	5,925	—	—	5,925
Financials	20,936	—	—	20,936
Healthcare	19,084	—	—	19,084
Industrials	28,344	—	—	28,344
Information Technology	22,732	—	—	22,732
Materials	5,954	—	—	5,954
Real Estate	4,789	—	—	4,789
Utilities	3,620	—	—	3,620
Short-Term Investments
Money Market Funds	5,234	—	—	5,234
Time Deposits	—	377	—	377

Total Assets	$140,675	$377	$—	$141,052

Bridge Builder International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$22,518	$704,841	$—		$727,359
Consumer Discretionary	202,608	1,568,090	—		1,770,698
Consumer Staples	103,249	1,014,828	—	(2)	1,118,077
Energy	43,182	527,546	—		570,728
Financials	76,575	1,785,315	139		1,862,029
Healthcare	243,108	1,428,702	—		1,671,810
Industrials	154,483	1,920,007	—		2,074,490
Information Technology	345,862	963,793	—		1,309,655
Materials	7,988	520,803	—	(2)	528,791
Real Estate	—	36,077	—		36,077
Utilities	98	327,152	—		327,250
Preferred Stocks
Consumer Discretionary	—	43,396	—		43,396
Consumer Staples	—	644	—		644
Healthcare	—	419	—		419
Rights
Industrials	26	—	—		26
Short-Term Investments
Money Market Funds	193,402	—	—		193,402
Time Deposits	—	19,287	—		19,287

Total Assets	$1,393,099	$10,860,900	$139		$12,254,138

Liabilities
Futures Contracts (1)	$(180)	$—	$—		$(180)

Total Liabilities	$(180)	$—	$—		$(180)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes securities valued at less than one thousand.

Bridge Builder Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$343	$4,527	$—	$4,870
Consumer Discretionary	1,328	19,271	—	20,599
Consumer Staples	2,862	14,039	—	16,901
Energy	1,518	4,907	—	6,425
Financials	2,014	26,016	68	28,098
Healthcare	1,066	26,889	—	27,955
Industrials	1,798	25,377	—	27,175
Information Technology	3,661	14,802	217	18,680
Materials	210	13,486	—	13,696
Real Estate	—	1,233	—	1,233
Utilities	—	3,528	—	3,528
Preferred Stocks
Consumer Discretionary	—	1,044	—	1,044
Consumer Staples	—	47	—	47
Rights
Industrials	9	—	—	9
Short-Term Investments
Money Market Funds	10,010	—	—	10,010
Time Deposits	—	447	—	447

Total Assets	$24,819	$155,613	$285	$180,717